UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6569

IVY FUNDS

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

ITEM 1.    REPORTS TO STOCKHOLDERS.

Semiannual Report

September 30, 2012

Ivy Funds

Ivy Asset Strategy Fund

Ivy Asset Strategy New Opportunities Fund

Ivy Balanced Fund

Ivy Energy Fund

Ivy Global Natural Resources Fund

Ivy Real Estate Securities Fund

Ivy Science and Technology Fund

CONTENTS

Ivy Funds

This report is submitted for the general information of the shareholders of Ivy Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current Ivy Funds prospectus, or summary prospectus, and current performance information, including current Lipper ranking information.

2	SEMIANNUAL REPORT	2012

PRESIDENT’S LETTER

Ivy Funds	SEPTEMBER 30, 2012 (UNAUDITED)

Henry J. Herrmann, CFA

Dear Shareholder,

While the equity markets continued to climb throughout August 2012, this has been mostly a joyless bull market. Slow economic growth in the U.S., along with global economic and geopolitical concerns, have weighed on investor sentiment, creating uncertainty across financial markets. While equities are trading well above where they were at the start of 2012, the ride has not been smooth, illustrating once again the importance of taking a long view.

After a strong first quarter in 2012, economic activity slowed. Also concern increased about Europe’s inability to deal with the continent’s sovereign debt crisis. That issue peaked as Greece successfully wrestled through an election process that could have opened the door to Greece’s departure from the European Union – an event that might have become the first in a series of dominos leading to the eurozone’s eventual dissolution.

In the U.S., unemployment has remained too high, but has improved to 8.07 percent by September. Economic growth expectations have been lowered several times, with the Federal Reserve now expecting 2012 GDP between 1.7 and 2.0 percent.

Uncertainty, and investors’ risk aversion, may be best illustrated by U.S. Treasury yields at all-time lows, with the 10-year Treasury at 1.65 percent on September 30, 2012. On the equities side, the S&P 500 Index is up 2.3 percent (including reinvested dividends) for the six-month period ending September 30, 2012, as can be seen in the table.

There are clearly some challenges ahead. European officials still have far to go in creating some kind of fiscal union to better support their monetary union. It appears that China’s growth, while still robust, has tapered, adding to concerns about slowing global growth. Finally, there is the U.S. presidential election and so-call fiscal cliff to keep uncertainty elevated.

We will continue monitoring these and other economic developments in the months ahead but will be paying special attention to the election, which we continue to believe will be among the most important in recent history.

Economic Snapshot

	9/30/12	3/31/12
S&P 500 Index	1,440.67	1,408.47
MSCI EAFE Index	1,510.76	1,553.46
10-Year Treasury Yield	1.65%	2.235%
U.S. unemployment rate	8.07%	8.27%
30-year fixed mortgage rate	3.43%	3.97%
Oil price per barrel	$92.19	$103.02

Sources: Bloomberg, U.S. Department of Labor, CME

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. It is not possible to invest directly in any of these indexes. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate grade crude.

As always, we thank you for your continued trust and partnership.

Respectfully,

Henry J. Herrmann, CFA

President

The opinions expressed in this letter are those of the President of the Ivy Funds and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2012	SEMIANNUAL REPORT	3

ILLUSTRATION OF FUND EXPENSES

Ivy Funds	(UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended September 30, 2012.

Actual Expenses

The first section in the following table provides information about actual account values and actual expenses for each share class. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $18 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of

$10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the following table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical account values and hypothetical expenses for each share class based on the Fund’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 5 to the Financial Statements for further information.

	Actual(1)			Hypothetical(2)
Fund	Beginning Account Value 3-31-12	Ending Account Value 9-30-12	Expenses Paid During Period*	Beginning Account Value 3-31-12	Ending Account Value 9-30-12	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Ivy Asset Strategy Fund
Class A	$1,000	$996.80	$4.99	$1,000	$1,020.11	$5.05	0.99%
Class B	$1,000	$993.50	$8.57	$1,000	$1,016.44	$8.67	1.72%
Class C	$1,000	$993.50	$8.47	$1,000	$1,016.58	$8.57	1.69%
Class E	$1,000	$996.90	$4.99	$1,000	$1,020.07	$5.05	1.00%
Class I	$1,000	$998.00	$3.80	$1,000	$1,021.28	$3.84	0.76%
Class R	$1,000	$995.20	$6.78	$1,000	$1,018.31	$6.86	1.35%
Class Y	$1,000	$996.90	$4.99	$1,000	$1,020.10	$5.05	0.99%
Ivy Asset Strategy New Opportunities Fund
Class A	$1,000	$976.80	$7.41	$1,000	$1,017.58	$7.57	1.50%
Class B	$1,000	$971.60	$12.32	$1,000	$1,012.59	$12.58	2.49%
Class C	$1,000	$972.60	$11.64	$1,000	$1,013.28	$11.88	2.35%
Class E**	$1,000	$976.80	$7.41	$1,000	$1,017.60	$7.57	1.50%
Class I	$1,000	$977.80	$6.23	$1,000	$1,018.81	$6.36	1.25%
Class R	$1,000	$973.80	$9.38	$1,000	$1,015.56	$9.57	1.90%
Class Y	$1,000	$976.80	$7.41	$1,000	$1,017.54	$7.57	1.50%

4	SEMIANNUAL REPORT	2012

ILLUSTRATION OF FUND EXPENSES

Ivy Funds	(UNAUDITED)

	Actual(1)			Hypothetical(2)
Fund	Beginning Account Value 3-31-12	Ending Account Value 9-30-12	Expenses Paid During Period*	Beginning Account Value 3-31-12	Ending Account Value 9-30-12	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Ivy Balanced Fund
Class A	$1,000	$1,022.30	$6.07	$1,000	$1,019.07	$6.06	1.20%
Class B	$1,000	$1,018.70	$9.89	$1,000	$1,015.29	$9.87	1.95%
Class C	$1,000	$1,018.80	$9.49	$1,000	$1,015.62	$9.47	1.88%
Class E**	$1,000	$1,027.40	$5.27	$1,000	$1,019.85	$5.25	1.04%
Class I	$1,000	$1,023.40	$4.75	$1,000	$1,020.40	$4.75	0.93%
Class Y	$1,000	$1,022.30	$5.97	$1,000	$1,019.18	$5.96	1.17%
Ivy Energy Fund
Class A	$1,000	$959.00	$7.84	$1,000	$1,017.07	$8.07	1.60%
Class B	$1,000	$954.50	$12.02	$1,000	$1,012.74	$12.38	2.46%
Class C	$1,000	$955.70	$11.05	$1,000	$1,013.81	$11.38	2.25%
Class E**	$1,000	$961.00	$6.47	$1,000	$1,018.45	$6.66	1.32%
Class I	$1,000	$961.20	$5.98	$1,000	$1,018.97	$6.16	1.22%
Class Y	$1,000	$960.10	$7.15	$1,000	$1,017.75	$7.36	1.46%
Ivy Global Natural Resources Fund
Class A	$1,000	$947.60	$7.40	$1,000	$1,017.47	$7.67	1.52%
Class B	$1,000	$943.50	$11.18	$1,000	$1,013.53	$11.58	2.30%
Class C	$1,000	$944.50	$10.21	$1,000	$1,014.59	$10.58	2.09%
Class E	$1,000	$948.80	$6.14	$1,000	$1,018.73	$6.36	1.27%
Class I	$1,000	$949.40	$5.17	$1,000	$1,019.77	$5.35	1.05%
Class R	$1,000	$946.50	$7.98	$1,000	$1,016.87	$8.27	1.64%
Class Y	$1,000	$948.40	$6.14	$1,000	$1,018.78	$6.36	1.25%
Ivy Real Estate Securities Fund
Class A	$1,000	$1,033.70	$8.54	$1,000	$1,016.63	$8.47	1.68%
Class B	$1,000	$1,027.80	$14.19	$1,000	$1,011.03	$14.08	2.80%
Class C	$1,000	$1,030.00	$12.08	$1,000	$1,013.16	$11.98	2.38%
Class E	$1,000	$1,033.70	$8.44	$1,000	$1,016.72	$8.37	1.66%
Class I	$1,000	$1,036.80	$5.80	$1,000	$1,019.37	$5.76	1.14%
Class R	$1,000	$1,033.40	$8.95	$1,000	$1,016.28	$8.87	1.75%
Class Y	$1,000	$1,035.20	$7.02	$1,000	$1,018.18	$6.96	1.37%
Ivy Science and Technology Fund
Class A	$1,000	$1,041.10	$7.14	$1,000	$1,018.11	$7.06	1.39%
Class B	$1,000	$1,037.00	$11.10	$1,000	$1,014.16	$10.98	2.18%
Class C	$1,000	$1,037.60	$10.60	$1,000	$1,014.64	$10.48	2.08%
Class E	$1,000	$1,041.50	$7.25	$1,000	$1,017.92	$7.16	1.43%
Class I	$1,000	$1,042.90	$5.41	$1,000	$1,019.78	$5.35	1.06%
Class R	$1,000	$1,039.60	$8.46	$1,000	$1,016.80	$8.37	1.65%
Class Y	$1,000	$1,041.70	$6.64	$1,000	$1,018.57	$6.56	1.30%

See footnotes on page 6.

2012	SEMIANNUAL REPORT	5

ILLUSTRATION OF FUND EXPENSES

Ivy Funds	(UNAUDITED)

*	Fund expenses for each share class are equal to the Fund’s annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2012, and divided by 365.

**	Class closed to investment.

(1)	This section uses the Fund’s actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The “Ending Account Value” shown is computed using the Fund’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)	This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund’s ongoing costs with other mutual funds. A shareholder can compare the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, or exchange fees.

6	SEMIANNUAL REPORT	2012

PORTFOLIO HIGHLIGHTS

Ivy Asset Strategy Fund	ALL DATA IS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Asset Allocation

Stocks	78.2%
Consumer Discretionary	33.1%
Information Technology	15.2%
Energy	11.2%
Financials	9.0%
Health Care	4.9%
Industrials	2.7%
Consumer Staples	2.1%
Materials	0.0%
Bullion (Gold)	9.9%
Purchased Options	0.1%
Bonds	4.0%
Corporate Debt Securities	2.8%
Senior Loans	1.2%
United States Government and Government Agency Obligations	0.0%
Cash and Cash Equivalents	7.8%

Lipper Rankings

Category: Lipper Global Flexible Portfolio Funds	Rank	Percentile
1 Year	21/347	7
3 Year	108/191	57
5 Year	15/113	14
10 Year	10/51	20

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	38.5%
United States	38.5%
Other North America	0.0%
Europe	25.0%
United Kingdom	8.4%
Germany	6.3%
Other Europe	10.3%
Pacific Basin	18.7%
China	11.5%
Hong Kong	5.1%
Other Pacific Basin	2.1%
Bullion (Gold)	9.9%
South America	0.0%
Cash and Cash Equivalents and Options	7.9%

Top 10 Equity Holdings

Company	Country	Sector
Wynn Resorts, Limited	United States	Consumer Discretionary
Sands China Ltd.	China	Consumer Discretionary
Volkswagen AG	Germany	Consumer Discretionary
ConocoPhillips	United States	Energy
Apple Inc.	United States	Information Technology
Baidu.com, Inc., ADR	China	Information Technology
Compagnie Financiere Richemont S.A.	Switzerland	Consumer Discretionary
CBS Corporation, Class B	United States	Consumer Discretionary
Pfizer Inc.	United States	Health Care
AIA Group Limited	Hong Kong	Financials

See your advisor or www.ivyfunds.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

2012	SEMIANNUAL REPORT	7

SCHEDULE OF INVESTMENTS

Ivy Asset Strategy Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Apparel, Accessories & Luxury Goods – 3.9%
Compagnie Financiere Richemont S.A. (A)(B)	11,098	$665,545
Prada S.p.A. (A)(B)	8,045	60,073
Prada S.p.A. (A)(B)(C)	37,835	282,516

		1,008,134

Application Software – 0.9%
Intuit Inc.	3,972	233,889

Asset Management & Custody Banks – 3.8%
Apollo Global Management, LLC	11,988	175,737
Blackstone Group L.P. (The)	25,435	363,213
Carlyle Group L.P. (The) (A)	8,822	231,476
KKR & Co. L.P.	12,023	181,674

		952,100

Automobile Manufacturers – 4.1%
Bayerische Motoren Werke AG (B)	7,076	517,476
Hyundai Motor Company (B)	2,313	524,440

		1,041,916

Broadcasting – 2.5%
CBS Corporation, Class B	17,398	632,058

Casinos & Gaming – 12.3%
Galaxy Entertainment Group Limited (A)(B)(C)	158,589	531,763
Sands China Ltd. (B)	37,542	140,163
Sands China Ltd. (B)(C)	255,021	952,130
Wynn Macau, Limited (B)	130,095	351,493
Wynn Resorts, Limited (D)	10,049	1,160,027

		3,135,576

Computer Hardware – 3.1%
Apple Inc. (A)	1,199	799,978

Construction & Farm Machinery & Heavy Trucks – 2.7%
Caterpillar Inc. (E)	4,362	375,289
Cummins Inc.	3,518	324,395

		699,684

Diversified Banks – 1.0%
China Minsheng Banking Corp., Ltd., H Shares (A)(B)	63,172	49,859
China Minsheng Banking Corp., Ltd., H Shares (A)(B)(C)	249,525	196,941

		246,800

COMMON STOCKS (Continued)	Shares	Value
Fertilizers & Agricultural Chemicals – 0.0%
Mosaic Company (A)	211	$12,167

Hotels, Resorts & Cruise Lines – 1.7%
Starwood Hotels & Resorts Worldwide, Inc. (E)	7,296	422,905

Integrated Oil & Gas – 5.6%
Exxon Mobil Corporation	2,703	247,217
Occidental Petroleum Corporation (E)	3,997	343,956
Royal Dutch Shell plc, Class A (B)	7,893	272,852
StatoilHydro ASA (B)	9,815	253,378
Total S.A. (B)	6,294	312,176

		1,429,579

Internet Software & Services – 6.5%
Baidu.com, Inc., ADR (A)	5,847	683,010
Google Inc., Class A (A)	609	459,113
Tencent Holdings Limited (B)	14,915	508,198

		1,650,321

IT Consulting & Other Services – 1.8%
Cognizant Technology Solutions Corporation, Class A (A)(E)	6,428	449,476

Life & Health Insurance – 3.2%
AIA Group Limited (A)(B)	63,114	235,229
AIA Group Limited (A)(B)(C)	147,218	548,695
Ping An Insurance Group Co of China Ltd (B)	6,887	45,958

		829,882

Movies & Entertainment – 3.0%
Delta Topco Limited (A)(C)(F)	718,555	537,290
News Corporation Limited, Class A (A)	9,410	230,817

		768,107

Oil & Gas Drilling – 1.0%
Seadrill Limited (B)	6,449	251,799

Oil & Gas Exploration & Production – 3.2%
ConocoPhillips (E)	14,283	816,696

Oil & Gas Refining & Marketing – 1.4%
Phillips 66	7,971	369,638

Pharmaceuticals – 4.9%
GlaxoSmithKline plc (B)	13,591	313,291
Pfizer Inc.	24,158	600,329
Sanofi-Aventis (B)	4,099	349,527

		1,263,147

COMMON STOCKS (Continued)	Shares	Value
Restaurants – 1.3%
Starbucks Corporation	6,504	$330,098

Semiconductor Equipment – 1.8%
ASML Holding N.V., Ordinary Shares (B)	8,519	455,289

Semiconductors – 1.1%
Intel Corporation	12,770	289,617

Specialized Finance – 1.0%
CME Group Inc. (E)	4,571	261,935

Tobacco – 2.1%
Philip Morris International Inc.	6,061	545,108

TOTAL COMMON STOCKS – 73.9%		$18,895,899
(Cost: $13,782,365)

PREFERRED STOCKS
Automobile Manufacturers – 4.3%
Volkswagen AG, 2.260% (A)(B)	4,632	844,869
Volkswagen AG, 2.260% (A)(B)(C)	1,386	252,807

		1,097,676

TOTAL PREFERRED STOCKS – 4.3%		$1,097,676
(Cost: $527,974)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
BHP Billiton Ltd,
Call $70.00, Expires 11–17–12, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	1,219	236
Caterpillar Inc:
Call $97.50, Expires 11–17–12, OTC (Ctrpty: Deutsche Bank AG)	4,002	124

8	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Asset Strategy Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

PURCHASED OPTIONS (Continued)	Number of Contracts (Unrounded)	Value
Call $97.50, Expires 1–22–13, OTC (Ctrpty: Deutsche Bank AG)	4,001	$506
Cisco Systems, Inc.:
Call $19.00, Expires 10–22–12, OTC (Ctrpty: Deutsche Bank AG)	48,187	1,855
Call $19.00, Expires 10–22–12	41,584	1,601
Compagnie Financiere Richemont S.A.:
Call CHF64.00, Expires 11–16–12, OTC (Ctrpty: JPMorgan Chase Bank N.A.) (G)	3,279	112
Call CHF66.00, Expires 11–16–12, OTC (Ctrpty: JPMorgan Chase Bank N.A.) (G)	4,001	60
Call CHF66.00, Expires 12–21–12, OTC (Ctrpty: JPMorgan Chase Bank N.A.) (G)	4,003	175
Call CHF68.00, Expires 12–21–12, OTC (Ctrpty: Morgan Stanley & Co., Inc.) (G)	4,004	98
Cummins Inc.:
Call $110.00, Expires 11–19–12, OTC (Ctrpty: Barclays Bank plc)	1,600	44
Call $115.00, Expires 12–22–12, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	1,601	52
Euro (Currency):
Put $1.16, Expires 10–25–12, OTC (Ctrpty: Deutsche Bank AG)	1	4
Put $1.18, Expires 10–26–12, OTC (Ctrpty: Deutsche Bank AG)	1	16
Put $1.19, Expires 11–9–12, OTC (Ctrpty: Deutsche Bank AG)	1	92
Put $1.21, Expires 11–21–12, OTC (Ctrpty: Deutsche Bank AG)	1	390

PURCHASED OPTIONS (Continued)	Number of Contracts (Unrounded)	Value
Freeport-McMoRan Copper & Gold Inc., Class B,
Call $41.00, Expires 11–19–12	6,573	$835
Goldman Sachs Group, Inc. (The),
Call $135.00, Expires 1–22–13, OTC (Ctrpty: Barclays Bank plc)	7,194	633
Google Inc., Class A,
Call $800.00, Expires 1–22–13, OTC (Ctrpty: Barclays Bank plc)	1,278	3,060
Home Depot, Inc. (The),
Call $65.00, Expires 1–22–13, OTC (Ctrpty: UBS AG)	4,230	307
Intel Corp,
Call $25.00, Expires 12–22–12	38,360	786
International Business Machines Corporation,
Call $215.00, Expires 1–22–13, OTC (Ctrpty: Barclays Bank plc)	4,395	1,769
JPMorgan Chase & Co.,
Call $45.00, Expires 1–22–13, OTC (Ctrpty: Citibank N.A.)	21,584	1,101
Microsoft Corp,
Call $33.00, Expires 12–22–12	28,770	590
Oracle Corporation,
Call $35.00, Expires 1–22–13, OTC (Ctrpty: JPMorgan Chase Bank N.A.)	27,172	978
QUALCOMM Incorporated:
Call $67.50, Expires 1–22–13, OTC (Ctrpty: Deutsche Bank AG)	9,775	1,491
Call $70.00, Expires 1–22–13, OTC (Ctrpty: Deutsche Bank AG)	4,619	436
Rio Tinto plc, ADR:
Call $52.50, Expires 10–22–12, OTC (Ctrpty: Goldman Sachs International)	2,244	34
Call $62.50, Expires 10–22–12, OTC (Ctrpty: Deutsche Bank AG)	2,402	6

PURCHASED OPTIONS (Continued)	Number of Contracts (Unrounded)	Value
Starwood Hotels & Resorts Worldwide Inc,
Call $60.00, Expires 11–17–12, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	3,766	$653
Union Pacific Corporation:
Call $125.00, Expires 1–22–13, OTC (Ctrpty: UBS AG)	5,067	1,454
Call $130.00, Expires 1–22–13, OTC (Ctrpty: UBS AG)	2,157	314
Volkswagen AG:
Call EUR160.00, Expires 12–21–12, OTC (Ctrpty: Morgan Stanley & Co., Inc.) (G)	3,445	1,076
Call EUR160.00, Expires 12–21–12, OTC (Ctrpty: Citibank N.A.) (G)	3,023	944
Wells Fargo & Co,
Call $39.00, Expires 1–19–13, OTC (Ctrpty: Deutsche Bank AG)	24,781	595

TOTAL PURCHASED OPTIONS – 0.1%		$22,427
(Cost: $52,764)

CORPORATE DEBT SECURITIES	Principal
Automobile Manufacturers – 0.0%
Toyota Motor Credit Corporation, 2.910%, 1–18–15 (H)	$325	326

Homebuilding – 0.0%
Desarrolladora Homex, S.A. de C.V., 7.500%, 9–28–15	470	470

Independent Power Producers & Energy Traders – 0.0%
CESP – Companhia Energetica de Sao Paulo, 9.750%, 1–15–15 (C)(G)	BRL11,900	8,408

Movies & Entertainment – 2.8%
Delta Topco Limited, 10.000%,11–24–60 (F)(I)	$702,548	702,164

TOTAL CORPORATE DEBT SECURITIES – 2.8%		$711,368
(Cost: $717,461)

2012	SEMIANNUAL REPORT	9

SCHEDULE OF INVESTMENTS

Ivy Asset Strategy Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

SENIOR LOANS	Principal	Value
Movies & Entertainment – 1.2%
Formula One Holdings Ltd. and Alpha Topco Limited, 6.250%, 4–30–18 (H)	$298,614	$300,674

TOTAL SENIOR LOANS – 1.2%		$300,674
(Cost: $293,037)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.0%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.500%, 8–15–17 (J)	14	—	*
5.500%, 9–15–17 (J)	804	48
5.000%, 11–15–17 (J)	254	6
5.000%, 5–15–18 (J)	1,112	97
5.000%, 4–15–19 (J)	76	2
5.500%, 3–15–23 (J)	804	82
5.000%, 5–15–23 (J)	4	—	*
5.000%, 6–15–23 (J)	284	3
5.000%, 8–15–23 (J)	24	—	*
5.500%, 10–15–25 (J)	1,215	169
5.500%, 3–15–31 (J)	10	—	*
5.500%, 10–15–32 (J)	646	21
5.500%, 1–15–33 (J)	630	69
5.500%, 5–15–33 (J)	1,096	178
5.000%, 7–15–33 (J)	42	—	*
6.000%, 11–15–35 (J)	984	158
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (J)	1,034	124
5.000%, 8–25–23 (J)	146	3
5.000%, 11–25–23 (J)	428	15
5.000%, 8–15–31 (J)	767	16
5.500%, 8–25–33 (J)	2,065	241
5.500%, 12–25–33 (J)	1,473	134
5.500%, 4–25–34 (J)	2,243	282
5.500%, 8–25–35 (J)	1,642	303
5.500%, 11–25–36 (J)	4,363	547
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 6–20–31 (J)	74	1
5.500%, 3–20–32 (J)	815	62
5.000%, 10–20–32 (J)	1,488	114
7.000%, 5–20–33 (J)	2,897	891
5.500%, 7–16–33 (J)	1,449	311
5.000%, 7–20–33 (J)	38	2
5.500%, 11–20–33 (J)	239	18
5.500%, 6–20–35 (J)	2,499	404
5.500%, 7–20–35 (J)	1,251	190
5.500%, 10–16–35 (J)	2,423	418

		4,909

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$4,909
(Cost: $12,506)

BULLION – 9.9%	Troy Ounces	Value
Gold	1,426	$2,529,032

(Cost: $1,518,361)

SHORT-TERM SECURITIES	Principal
Certificate of Deposit – 0.3%
Banco del Estado de Chile:
0.260%, 10–1–12	$5,000	5,000
0.290%, 10–9–12	20,000	20,000
0.280%, 10–17–12	10,000	10,000
0.220%, 11–26–12	25,000	25,000
0.220%, 11–26–12	25,000	25,000

		85,000

Commercial Paper – 6.2%
Air Products and Chemicals, Inc.:
0.150%, 10–2–12 (K)	15,000	15,000
0.150%, 10–4–12 (K)	18,500	18,500
0.110%, 10–10–12 (K)	17,000	16,999
American Honda Finance Corp. (GTD by Honda Motor Co.):
0.130%, 10–11–12 (K)	25,000	24,999
0.140%, 11–15–12 (K)	10,000	9,998
0.160%, 12–6–12 (K)	25,000	24,993
Bank of Nova Scotia:
0.050%, 10–1–12 (K)	40,000	40,000
0.125%, 10–3–12 (K)	30,000	30,000
0.140%, 11–26–12 (K)	12,600	12,597
Bemis Company, Inc., 0.390%, 10–29–12 (K)	10,750	10,747
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited):
0.180%, 10–2–12 (K)	46,000	46,000
0.150%, 10–15–12 (K)	15,000	14,999
0.160%, 10–16–12 (K)	11,844	11,843
Campbell Soup Company:
0.240%, 11–26–12 (K)	47,500	47,482
0.300%, 12–20–12 (K)	12,000	11,992
CVS Caremark Corporation, 0.330%, 10–1–12 (K)	64,000	64,001
Danaher Corporation:
0.160%, 10–15–12 (K)	10,000	9,999
0.150%, 10–29–12 (K)	40,000	39,995
Diageo Capital plc (GTD by Diageo plc), 0.300%, 10–1–12 (K)	3,028	3,028
E.I. du Pont de Nemours and Company:
0.130%, 11–2–12 (K)	47,000	46,994
0.150%, 11–6–12 (K)	11,185	11,183
0.140%, 11–7–12 (K)	47,000	46,993
Ecolab Inc., 0.340%, 10–4–12 (K)	20,000	19,999
Emerson Electric Co.:
0.110%, 10–18–12 (K)	30,000	29,998
0.130%, 11–19–12 (K)	9,300	9,298

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (Continued)
Fannie Mae Discount Notes:
0.130%, 12–19–12 (K)	$14,000	$13,996
0.120%, 12–20–12 (K)	5,700	5,698
0.100%, 12–26–12 (K)	24,200	24,194
Freddie Mac Discount Notes:
0.130%, 12–11–12 (K)	59,000	58,985
0.130%, 12–18–12 (K)	58,300	58,284
General Mills, Inc., 0.300%, 10–16–12 (K)	30,000	29,996
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc), 0.180%, 10–4–12 (K)	20,000	20,000
Heinz (H.J.) Finance Co. (GTD by Heinz (H.J.) Co.):
0.290%, 10–24–12 (K)	20,000	19,996
0.290%, 10–25–12 (K)	12,000	11,998
Hewlett-Packard Company:
0.400%, 10–2–12 (K)	12,000	12,000
0.400%, 10–5–12 (K)	10,000	10,000
John Deere Canada ULC (GTD by Deere & Company), 0.150%, 10–2–12 (K)	15,000	15,000
John Deere Financial Limited (GTD by John Deere Capital Corporation):
0.180%, 10–4–12 (K)	26,700	26,700
0.150%, 10–15–12 (K)	34,000	33,998
0.160%, 10–17–12 (K)	11,000	10,999
0.140%, 10–19–12 (K)	16,500	16,499
0.140%, 10–19–12 (K)	5,000	5,000
0.160%, 10–23–12 (K)	13,000	12,999
Kellogg Co., 0.220%, 10–1–12 (K)	8,000	8,000
Kroger Co. (The), 0.400%, 10–3–12 (K)	34,000	33,999
L’Air Liquide S.A., 0.160%, 10–12–12 (K)	48,477	48,475
McCormick & Co. Inc.:
0.300%,10–26–12 (K)	17,000	16,997
0.280%, 11–5–12 (K)	6,118	6,116
Medtronic, Inc.:
0.130%,10–26–12 (K)	11,000	10,999
0.160%,12–13–12 (K)	30,000	29,990
Novartis Finance Corp., 0.110%, 10–2–12 (K)	4,000	4,000
PACCAR Financial Corp. (GTD by PACCAR Inc.), 0.120%, 10–18–12 (K)	18,000	17,999
Peninsula Ports Auth of VA, Coal Terminal Rev Rfdg Bonds (Dominion Terminal Assoc Proj), Ser 1987-A (GTD by U.S. Bank, N.A.), 0.170%, 10–1–12 (K)	10,000	10,000
Rabobank USA Financial Corp. (GTD by Rabobank Nederland):
0.160%, 10–11–12 (K)	17,185	17,184
0.160%, 11–2–12 (K)	40,000	39,994

10	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Asset Strategy Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (Continued)
River Fuel Company #2, Inc. (GTD by Bank of Nova Scotia), 0.160%, 12–7–12 (K)	$7,477	$7,475
River Fuel Funding Company #3, Inc. (GTD by Bank of Nova Scotia), 0.180%, 10–31–12 (K)	5,500	5,499
Straight-A Funding, LLC (GTD by Federal Financing Bank):
0.130%, 10–17–12 (K)	5,350	5,350
0.160%, 11–13–12 (K)	5,000	4,999
Straight-A Funding, LLC (GTD by Federal FinancingBank), 0.180%, 11–5–12 (K)	5,000	4,999
Toronto-Dominion Holdings USA Inc., 0.140%, 10–25–12 (K)	40,000	39,996
Total Capital Canada Ltd. (GTD by Total S.A.), 0.140%, 11–6–12 (K)	40,000	39,994
Toyota Motor Credit Corporation, 0.110%, 11–29–12 (K)	12,350	12,348
United Technologies Corporation, 0.120%, 10–17–12 (K)	35,000	34,998
Verizon Communications Inc.:
0.320%, 11–13–12 (K)	40,000	39,984
0.380%, 12–6–12 (K)	7,000	6,995
0.410%, 12–11–12 (K)	20,000	19,983
Wal-Mart Stores, Inc.:
0.090%, 10–12–12 (K)	40,000	39,999
0.110%, 10–22–12 (K)	10,000	9,999
0.090%, 10–25–12 (K)	15,418	15,417
Wisconsin Electric Power Co., 0.190%, 10–3–12 (K)	32,000	32,000

		1,567,767

Master Note – 0.0%
Toyota Motor Credit Corporation, 0.122%, 10–5–12 (L)	38	38

Municipal Obligations – Taxable – 0.9%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America, N.A.), 0.170%, 10–1–12 (L)	11,800	11,800
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron U.S.A. Inc. Proj), Ser 2010C (GTD by Chevron Corporation), 0.190%, 10–1–12 (L)	7,790	7,790

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations – Taxable (Continued)
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (GTD by JPMorgan Chase Bank, N.A.), 0.200%, 10–1–12 (L)	$13,570	$13,570
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (1030 Post Street Apts ), Ser 2005 Y, 0.180%, 10–4–12 (L)	2,300	2,300
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by United States Government), 0.170%, 10–4–12 (L)	2,000	2,000
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank, N.A.):
0.150%, 10–3–12 (L)	9,571	9,571
0.160%, 10–3–12 (L)	2,672	2,672
FL Muni Power Agy, All-Requirements Power Supply Proj Var Rate Demand Rfdg Rev Bonds, Ser 2008C (Bank of America, N.A.), 0.200%, 10–1–12 (L)	5,125	5,125
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank, N.A.), 0.180%, 10–3–12 (L)	1,905	1,905
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2012 A (GTD by U.S. Bank, N.A.), 0.170%, 10–1–12 (L)	23,085	23,085
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.), 0.180%, 10–1–12 (L)	8,241	8,241
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008-A (GTD by Bank of America, N.A.), 0.180%, 10–4–12 (L)	2,837	2,837
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (GTD by JPMorgan Chase Bank, N.A.), 0.170%, 10–4–12 (L)	3,500	3,500

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations – Taxable (Continued)
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B, 0.190%, 10–1–12 (L)	$40,215	$40,215
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation), 0.190%, 10–1–12 (L)	7,235	7,235
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2010J (GTD by Chevron Corporation), 0.190%, 10–1–12 (L)	7,500	7,500
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser D (GTD byChevron Corporation), 0.190%, 10–1–12 (L)	15,000	15,000
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation), 0.190%, 10–1–12 (L)	23,822	23,822
NY Hsng Fin Agy, Clinton Park Phase II Hsng Rev Bonds, Ser 2011 A-1 (GTD by Wells Fargo Bank, N.A.), 0.180%, 10–3–12 (L)	5,000	5,000
NY Hsng Fin Agy, Related West 30th Street Hsng Rev Bonds, Ser 2012 A-1 (GTD by Wells Fargo Bank, N.A.), 0.180%, 10–3–12 (L)	9,141	9,141
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America,N.A.), 0.210%, 10–4–12 (L)	14,091	14,091
NYC Hsng Dev Corp, Multi-Fam Mtg Rev Bonds (Target V Apt), Ser 2006 A (GTD by Citibank, N.A.), 0.200%, 10–3–12 (L)	6,300	6,300
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.), 0.180%, 10–1–12 (L)	15,780	15,780

2012	SEMIANNUAL REPORT	11

SCHEDULE OF INVESTMENTS

Ivy Asset Strategy Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations – Taxable (Continued)
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank, N.A.), 0.170%, 10–3–12 (L)	$2,000	$2,000
Taxable Cert of Part, Denver Pub Sch, Var Rate Rfdg Ser 2011A-3, 0.170%, 10–3–12 (L)	862	862
The Indl Dev Auth of Phoenix, AZ, Adj Mode Multifam Hsng Rev Rfdg Bonds (Paradise Lakes Apt Proj), Ser 2007A (GTD by Wachovia Bank, N.A.), 0.190%, 10–4–12 (L)	9,310	9,310
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 1992 (GTD by Chevron Corporation), 0.190%, 10–1–12 (L)	2,250	2,250

		252,902

Notes – 0.1%
Bank of Nova Scotia, 0.750%, 10–18–12 (L)	12,000	12,003

SHORT-TERM SECURITIES (Continued)	Principal	Value
Notes (Continued)
General Electric Capital Corporation, 5.250%, 10–19–12	$1,500	$1,504

		13,507

Treasury Bills – 0.1%
United States Treasury Bills:
0.100%, 12–27–12	6,900	6,898
0.150%, 1–3–13	5,000	4,998
0.140%, 3–28–13	14,930	14,920

		26,816

United States Government Agency Obligations – 0.2%
Overseas Private Investment Corporation (GTD by United States Government):
0.160%, 10–3–12 (L)	3,000	3,000
0.170%, 10–3–12 (L)	25,000	25,000
0.170%, 10–3–12 (L)	16,899	16,899

		44,899

SHORT-TERM SECURITIES (Continued)	Principal	Value

TOTAL SHORT-TERM SECURITIES – 7.8%		$1,990,929
(Cost: $1,990,929)

TOTAL INVESTMENT SECURITIES – 100.0%		$25,552,914
(Cost: $18,895,397)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(9,619)

NET ASSETS – 100.0%		$25,543,295

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the total value of these securities amounted to $3,310,550 or 13.0% of net assets.

(D)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(E)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(F)	Restricted and illiquid securities. At September 30, 2012, the Fund owned the following restricted and illiquid securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Delta Topco Limited	1–23–12 to 5–1–12	718,555	$462,498	$537,290

		Principal
Delta Topco Limited	1–23–12 to 6–18–12	$702,548	711,109	702,164

			$1,173,607	$1,239,454

The total value of these securities represented 4.9% of net assets at September 30, 2012.

(G)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CHF - Swiss Franc and EUR - Euro).

(H)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012.

(I)	Payment-in-kind bonds.

(J)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(K)	Rate shown is the yield to maturity at September 30, 2012.

(L)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

12	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Asset Strategy Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

The following forward foreign currency contracts were outstanding at September 30, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Deutsche Bank AG	170,575	10–15–12	$858	$—
Sell	Euro	Morgan Stanley International	242,920	10–15–12	1,174	—
Sell	Euro	Goldman Sachs International	608,750	10–15–12	3,365	—

					$5,397	$—

The following written options were outstanding at September 30, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Caterpillar Inc	Deutsche Bank AG	Put	4,002	November 2012	$ 80.00	$740	$(680)
	Deutsche Bank AG	Put	4,001	January 2013	80.00	1,135	(1,340)
Compagnie Financiere Richemont S.A.	JPMorgan Chase Bank N.A.	Put	4,001	November 2012	CHF 56.00	675	(919)
	Morgan Stanley & Co., Inc.	Put	4,004	December 2012	54.00	754	(886)
	JPMorgan Chase Bank N.A.	Put	4,003	December 2012	54.00	773	(885)
Cummins Inc.	Barclays Bank plc	Put	1,600	November 2012	$ 92.50	482	(768)
	Morgan Stanley & Co., Inc.	Put	632	December 2012	87.50	209	(253)
	Morgan Stanley & Co., Inc.	Put	969	December 2012	90.00	345	(485)
Euro (Currency)	Deutsche Bank AG	Call	1	October 2012	1.25	3,916	(13,873)
	Deutsche Bank AG	Call	1	October 2012	1.27	3,668	(8,279)
	Deutsche Bank AG	Call	1	November 2012	1.27	3,584	(10,711)
	Deutsche Bank AG	Call	1	November 2012	1.29	3,621	(6,945)
Goldman Sachs Group, Inc. (The)	Barclays Bank plc	Put	7,194	January 2013	110.00	2,293	(3,975)
Google Inc., Class A	Barclays Bank plc	Put	1,278	January 2013	650.00	1,719	(1,316)
Home Depot, Inc. (The)	UBS AG	Put	4,230	January 2013	55.00	516	(412)
Intel Corp	N/A	Put	38,360	December 2012	21.00	1,653	(1,803)
International Business Machines Corporation	Barclays Bank plc	Put	4,395	January 2013	185.00	1,346	(949)
JPMorgan Chase & Co.	Citibank N.A.	Put	21,584	January 2013	37.00	2,374	(2,612)
Microsoft Corp	N/A	Put	28,770	December 2012	28.00	1,496	(1,769)
Oracle Corporation	JPMorgan Chase Bank N.A.	Put	27,172	January 2013	29.00	2,144	(2,119)
QUALCOMM Incorporated	Deutsche Bank AG	Put	9,775	January 2013	57.50	1,955	(1,716)
	Deutsche Bank AG	Put	4,619	January 2013	60.00	882	(1,192)
Rio Tinto plc, ADR	Deutsche Bank AG	Put	2,402	October 2012	47.50	765	(480)
Union Pacific Corporation	UBS AG	Put	7,224	January 2013	110.00	1,913	(2,127)
Volkswagen AG	Morgan Stanley & Co., Inc.	Put	3,445	December 2012	EUR135.00	2,640	(2,457)
	Citibank N.A.	Put	2,540	December 2012	135.00	1,927	(1,812)
Wells Fargo & Co	Deutsche Bank AG	Put	24,781	January 2013	$ 33.00	1,870	(2,875)

						$45,395	$(73,638)

2012	SEMIANNUAL REPORT	13

SCHEDULE OF INVESTMENTS

Ivy Asset Strategy Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$6,801,504	$—	$537,290
Consumer Staples	545,108	—	—
Energy	2,867,712	—	—
Financials	2,290,717	—	—
Health Care	1,263,147	—	—
Industrials	699,684	—	—
Information Technology	3,878,570	—	—
Materials	12,167	—	—
Total Common Stocks	$18,358,609	$—	$537,290
Preferred Stocks	1,097,676	—	—
Purchased Options	3,812	18,615	—
Corporate Debt Securities	—	9,204	702,164
Senior Loans	—	300,674	—
United States Government Agency Obligations	—	4,909	—
Bullion	2,529,032	—	—
Short-Term Securities	—	1,990,929	—
Total	$21,989,129	$2,324,331	$1,239,454
Forward Foreign Currency Contracts	$—	$5,397	$—

Liabilities
Written Options	$3,572	$70,066	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities
Beginning Balance 4-1-12	$26,811	$712,767
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(3,256)	(8,653)
Purchases	513,735	337,025
Sales	—	(338,975)
Transfers into Level 3 during the period	—	—
Transfers out of Level 3 during the period	—	—
Ending Balance 9-30-12	$537,290	$702,164
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-12	$(3,256)	$(8,946)

Quantitative Information about Level 3 fair value measurements:

At September 30, 2012, Ivy Asset Strategy Fund held investments in private-placement common stock (minority stake) and corporate debt securities of an issuer. Because of the unique nature of these securities, the Fund determined the enterprise value after considering the results of multiple valuation methodologies, including both a comparison to market comparable companies and a discounted cash flow model. The total enterprise value was then allocated between the common stock and corporate debt securities held by the Fund.

Under the market comparable companies’ model, the most significant input was the price-earnings ratio, for which a range of 19 to 22 was considered to be the range that market participants would take into account when pricing the issuer.

Using a discounted cash flows model, the most significant inputs (and related range of assumptions anticipated to be used by market participants) were the long-term growth rate (1.5%-3.5%), the weighted average cost of capital (7.5%-9.0%), the anticipated future tax rate (2.5%-23%), and the future gross profit percentage (2.5%-9.8%).

The Fund also applied an illiquidity discount of 5-10% for purposes of this valuation.

Significant changes in any of these inputs would result in a significantly lower or higher fair value measurement.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

14	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Asset Strategy Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

Country Diversification
(as a % of net assets)
United States	38.5%
China	11.5%
United Kingdom	8.4%
Germany	6.3%
Hong Kong	5.1%
France	2.6%

Switzerland	2.6%
South Korea	2.1%
Norway	2.0%
Netherlands	1.8%
Italy	1.3%
Other Countries	0.0%
Other+	17.8%

+Includes	gold bullion, cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	15

PORTFOLIO HIGHLIGHTS

Ivy Asset Strategy New Opportunities Fund	ALL DATA IS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Asset Allocation

Stocks	89.8%
Industrials	20.4%
Consumer Discretionary	20.0%
Financials	17.4%
Consumer Staples	10.9%
Information Technology	8.6%
Energy	8.4%
Materials	2.5%
Health Care	1.6%
Bullion (Gold)	8.8%

Lipper Rankings

Category: Lipper Global Flexible Portfolio Funds	Rank	Percentile
1 Year	235/347	68

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

Pacific Basin	44.5%
South Korea	10.3%
Turkey	9.0%
China	8.2%
Thailand	4.6%
Other Pacific Basin	12.4%
South America	19.9%
Brazil	19.9%
Europe	12.9%
United Kingdom	5.5%
Netherlands	4.1%
Other Europe	3.3%
Bullion (Gold)	8.8%
Other	7.4%
Panama	5.7%
Other	1.7%
North America	5.1%
United States	5.1%
Cash and Cash Equivalents	1.4%

Top 10 Equity Holdings

Company	Country	Sector
Copa Holdings, S.A., Class A	Panama	Industrials
Kia Motors Corporation	South Korea	Consumer Discretionary
GLOVIS Co., Ltd.	South Korea	Industrials
Aggreko plc	United Kingdom	Industrials
MercadoLibre, Inc.	Brazil	Information Technology
SINA Corporation	China	Information Technology
Chicago Bridge & Iron Company N.V., NY Shares	Netherlands	Industrials
Focus Media Holding Limited, ADR	China	Consumer Discretionary
Ford Otomotiv Sanayi A.S.	Turkey	Consumer Discretionary
BIM Birlesik Magazalar Anonim Sirketi	Turkey	Consumer Staples

See your advisor or www.ivyfunds.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

16	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Asset Strategy New Opportunities Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Advertising – 4.0%
Focus Media Holding Limited, ADR	535	$12,512

Agricultural Products – 1.6%
Cosan S.A. Industria e Comercio, Class A	304	4,823

Air Freight & Logistics – 5.2%
GLOVIS Co., Ltd. (A)	73	15,983

Airlines – 5.7%
Copa Holdings, S.A., Class A	220	17,892

Automobile Manufacturers – 8.5%
Ford Otomotiv Sanayi A.S. (A)	1,025	10,611
Kia Motors Corporation (A)	259	16,183

		26,794

Broadcasting – 1.5%
PT Media Nusantara Citra Tbk (A)	13,879	3,771
PT Media Nusantara Citra Tbk (A)(B)(C)	3,000	815

		4,586

Coal & Consumable Fuels – 0.7%
Alpha Natural Resources, Inc. (B)	347	2,282

Construction & Engineering – 4.1%
Chicago Bridge & Iron Company N.V., NY Shares	332	12,661

Construction Materials – 1.5%
PT Semen Gresik (Persero) Tbk (A)	3,009	4,543

Diversified Banks – 7.3%
Axis Bank Limited (A)	40	868
Bangkok Bank Public Company Limited (A)	620	4,046
Capitec Bank Holdings Limited (A)	126	3,398
Capitec Bank Holdings Limited (A)(C)	69	1,857
Siam Commercial Bank Public Company Limited (A)	755	4,134
Turkiye Is Bankasi A.S. (A)	1,172	3,679
Yapi ve Kredi Bankasi A.S. (A)	1,539	3,664
Yes Bank Ltd (A)	116	842

		22,488

Diversified Metals & Mining – 1.0%
Walter Industries, Inc.	95	3,087

COMMON STOCKS (Continued)	Shares	Value
Diversified Support Services – 4.4%
Aggreko plc (A)(B)	369	$13,793

Education Services – 2.0%
Anhanguera Educacional Participacoes S.A. (A)(B)	326	5,424
Anhanguera Educacional Participacoes S.A. (A)(B)(C)	50	832

		6,256

Food Distributors – 2.0%
Olam International Limited (A)	3,644	6,087

Food Retail – 4.9%
BIM Birlesik Magazalar Anonim Sirketi (A)	242	10,099
C.P. Seven Eleven Public Company Limited (A)(B)	4,498	5,188

		15,287

Health Care Equipment – 0.6%
DexCom, Inc. (B)	118	1,768

Health Care Facilities – 1.0%
IHH Healthcare Bhd (A)(B)(C)	3,000	3,140

Highways & Railtracks – 0.2%
Jasa Marga Persero Tbk PT (A)	1,247	762

Homebuilding – 3.5%
MRV Engenharia e Participacoes S.A. (A)	1,359	8,050
Rossi Residencial S.A. (A)	1,091	2,722

		10,772

Hotels, Resorts & Cruise Lines – 0.2%
Bloomberry Resorts Corporation (A)(B)(C)	2,160	580

Industrial Machinery – 0.8%
Cummins India Limited (A)	237	2,267
Hiwin Technologies Corp. (A)	20	147

		2,414

Internet Software & Services – 8.6%
MercadoLibre, Inc.	164	13,511
SINA Corporation (B)	202	13,052

		26,563

Movies & Entertainment – 0.3%
Major Cineplex Group PCL (A)	1,282	787

COMMON STOCKS (Continued)	Shares	Value
Multi-Sector Holdings – 2.2%
GT Capital Holdings Incorporated (A)(C)	512	$6,685

Oil & Gas Drilling – 1.5%
North Atlantic Drilling Ltd. (A)(C)	2,475	4,708

Oil & Gas Equipment & Services – 2.9%
Dril-Quip, Inc. (B)	48	3,421
Technip-Coflexip (A)	50	5,570

		8,991

Oil & Gas Exploration & Production – 3.3%
Cairn Energy plc (A)	772	3,431
Cairn India Limited (A)(B)	260	1,634
Kosmos Energy Ltd. (B)	432	4,916

		9,981

Packaged Foods & Meats – 2.4%
BRF-Brasil Foods S.A. (A)	443	7,585

Real Estate Development – 1.9%
UEM Land Holdings Berhad (A)(B)	10,698	5,880

Real Estate Management & Development – 3.0%
BR Properties S.A. (A)(B)	677	8,799
BR Properties S.A. (A)(B)(C)	50	650

		9,449

Real Estate Operating Companies – 3.0%
BR Malls Participacoes S.A. (A)	675	9,294

TOTAL COMMON STOCKS – 89.8%		$278,433
(Cost: $267,300)

BULLION – 8.8%	Troy Ounces
Gold	15	$27,395

(Cost: $26,683)

TOTAL INVESTMENT SECURITIES – 98.6%		$305,828
(Cost: $293,983)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.4%		4,216

NET ASSETS – 100.0%		$310,044

2012	SEMIANNUAL REPORT	17

SCHEDULE OF INVESTMENTS

Ivy Asset Strategy New Opportunities Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the total value of these securities amounted to $19,267 or 6.2% of net assets.

The following forward foreign currency contracts were outstanding at September 30, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Indonesian Rupiah	Deutsche Bank AG	30,300,000	12–4–12	$—	$39

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$62,287	$—	$—
Consumer Staples	33,782	—	—
Energy	25,962	—	—
Financials	53,796	—	—
Health Care	4,908	—	—
Industrials	63,505	—	—
Information Technology	26,563	—	—
Materials	7,630	—	—
Total Common Stocks	$278,433	$—	$—
Bullion	27,395	—	—
Total	$305,828	$—	$—

Liabilities
Forward Foreign Currency Contracts	$—	$39	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

Country Diversification
(as a % of net assets)
Brazil	19.9%
South Korea	10.3%
Turkey	9.0%
China	8.2%
Panama	5.7%
United Kingdom	5.5%
United States	5.1%
Thailand	4.6%
Netherlands	4.1%

Indonesia	3.2%
Malaysia	2.9%
Philippines	2.4%
Singapore	2.0%
India	1.9%
France	1.8%
South Africa	1.7%
Norway	1.5%
Other Countries	0.0%
Other+	10.2%

+Includes	gold bullion, cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

18	SEMIANNUAL REPORT	2012

PORTFOLIO HIGHLIGHTS

Ivy Balanced Fund	ALL DATA IS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Asset Allocation

Stocks	69.6%
Consumer Discretionary	12.3%
Consumer Staples	12.0%
Information Technology	11.8%
Energy	10.4%
Financials	6.3%
Health Care	6.3%
Industrials	5.6%
Utilities	2.4%
Materials	1.4%
Telecommunication Services	1.1%
Bonds	19.3%
Corporate Debt Securities	15.7%
United States Government and Government Agency Obligations	3.0%
Other Government Securities	0.6%
Cash and Cash Equivalents	11.1%

Lipper Rankings

Category: Lipper Mixed-Asset Target Allocation Growth Funds	Rank	Percentile
1 Year	157/562	28
3 Year	35/530	7
5 Year	16/477	4
10 Year	22/259	9

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
Apple Inc.	Information Technology
Anheuser-Busch InBev S.A., ADR	Consumer Staples
National Oilwell Varco, Inc.	Energy
Limited Brands, Inc.	Consumer Discretionary
PNC Financial Services Group, Inc. (The)	Financials
Brown-Forman Corporation, Class B	Consumer Staples
ConocoPhillips	Energy
CBS Corporation, Class B	Consumer Discretionary
Berkshire Hathaway Inc., Class B	Financials
Hyatt Hotels Corporation, Class A	Consumer Discretionary

See your advisor or www.ivyfunds.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

2012	SEMIANNUAL REPORT	19

SCHEDULE OF INVESTMENTS

Ivy Balanced Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense – 2.2%
Honeywell International Inc.	99	$5,885
Precision Castparts Corp.	45	7,285

		13,170

Apparel Retail – 2.2%
Limited Brands, Inc.	254	12,523

Application Software – 1.1%
Intuit Inc.	110	6,489

Asset Management & Custody Banks – 0.7%
Northern Trust Corporation	94	4,368

Auto Parts & Equipment – 0.9%
BorgWarner Inc. (A)	76	5,218

Brewers – 2.3%
Anheuser-Busch InBev S.A., ADR (A)	160	13,780

Broadcasting – 1.6%
CBS Corporation, Class B	273	9,922

Communications Equipment – 1.0%
QUALCOMM Incorporated	97	6,049

Computer Hardware – 3.4%
Apple Inc. (A)	32	21,018

Distillers & Vintners – 1.7%
Brown-Forman Corporation, Class B	160	10,442

Electric Utilities – 1.3%
PPL Corporation	266	7,716

Fertilizers & Agricultural Chemicals – 1.4%
Monsanto Company	91	8,310

Food Retail – 1.4%
Whole Foods Market, Inc.	88	8,571

Footwear – 1.1%
NIKE, Inc., Class B	70	6,596

Health Care Distributors – 1.0%
Henry Schein, Inc. (A)	78	6,215

Health Care Equipment – 1.2%
Covidien plc	121	7,190

Home Improvement Retail – 0.9%
Home Depot, Inc. (The)	92	5,572

Hotels, Resorts & Cruise Lines – 1.6%
Hyatt Hotels Corporation, Class A (A)	243	9,764

Household Products – 1.1%
Colgate-Palmolive Company	63	6,712

COMMON STOCKS (Continued)	Shares	Value
Industrial Machinery – 0.9%
Pall Corporation	82	$5,213

Integrated Oil & Gas – 1.1%
Exxon Mobil Corporation	75	6,859

Integrated Telecommunication Services –1.1%
AT&T Inc.	173	6,518

Internet Retail – 1.5%
Amazon.com, Inc. (A)	36	9,079

Internet Software & Services – 1.6%
Google Inc., Class A (A)	13	9,431

Motorcycle Manufacturers – 1.3%
Harley-Davidson, Inc.	192	8,127

Multi-Utilities – 1.1%
DTE Energy Company	113	6,773

Oil & Gas Equipment & Services – 4.5%
Core Laboratories N.V.	53	6,378
National Oilwell Varco, Inc.	166	13,329
Schlumberger Limited	102	7,363

		27,070

Oil & Gas Exploration & Production – 3.0%
Cabot Oil & Gas Corporation	176	7,889
ConocoPhillips	176	10,064

		17,953

Oil & Gas Refining & Marketing – 1.2%
Phillips 66	159	7,375

Oil & Gas Storage & Transportation – 0.6%
Regency Energy Partners LP	149	3,468

Other Diversified Financial Services – 1.2%
JPMorgan Chase & Co.	186	7,541

Packaged Foods & Meats – 2.7%
Hershey Foods Corporation	96	6,784
Mead Johnson Nutrition Company	133	9,725

		16,509

Personal Products – 1.3%
Estee Lauder Companies, Inc. (The), Class A	123	7,573

Pharmaceuticals – 4.1%
Allergan, Inc.	89	8,141
GlaxoSmithKline plc, ADR	179	8,291
Johnson & Johnson	123	8,448

		24,880

COMMON STOCKS (Continued)	Shares	Value
Property & Casualty Insurance – 2.6%
Berkshire Hathaway Inc., Class B (A)	111	$9,807
Travelers Companies, Inc. (The)	84	5,707

		15,514

Railroads – 2.5%
Kansas City Southern	84	6,373
Union Pacific Corporation	80	9,460

		15,833

Regional Banks – 1.8%
PNC Financial Services Group, Inc. (The)	170	10,702

Restaurants – 1.2%
Starbucks Corporation	143	7,232

Semiconductor Equipment – 2.1%
ASML Holding N.V., NY Registry Shares	136	7,290
KLA-Tencor Corporation	123	5,858

		13,148

Semiconductors – 1.2%
Microchip Technology Incorporated	224	7,321

Systems Software – 1.4%
Oracle Corporation	262	8,247

Tobacco – 1.5%
Philip Morris International Inc.	102	9,129

TOTAL COMMON STOCKS – 69.6%		$421,120
(Cost: $335,728)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 0.1%
United Technologies Corporation, 1.200%, 6–1–15	$500	509

Apparel Retail – 0.7%
Limited Brands, Inc.:
6.900%, 7–15–17	750	862
6.625%, 4–1–21	2,915	3,308

		4,170

Apparel, Accessories & Luxury Goods – 0.3%
LVMH Moet Hennessy –Louis Vuitton, 1.625%, 6–29–17 (B)	2,000	2,017

20	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Balanced Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Auto Parts & Equipment – 0.2%
BorgWarner Inc., 4.625%, 9–15–20	$1,000	$1,112

Automobile Manufacturers – 0.6%
Ford Motor Company, Convertible, 4.250%, 11–15–16	1,000	1,379
Toyota Motor Credit Corporation, 2.050%, 1–12–17	2,000	2,081

		3,460

Banking – 0.2%
Commonwealth Bank of Australia New York, 1.950%, 3–16–15	1,050	1,073

Biotechnology – 0.3%
Amgen Inc., 2.125%, 5–15–17	2,000	2,066

Brewers – 0.5%
Anheuser-Busch InBev Worldwide Inc.:
3.000%, 10–15–12	500	500
5.375%, 11–15–14	1,000	1,101
1.375%, 7–15–17	1,000	1,012
SABMiller Holdings Inc., 3.750%, 1–15–22 (B)	500	543

		3,156

Broadcasting – 0.6%
CBS Corporation:
8.875%, 5–15–19	500	670
4.300%, 2–15–21	1,000	1,112
Discovery Communications, LLC:
4.375%, 6–15–21	750	842
3.300%, 5–15–22	900	935

		3,559

Cable & Satellite – 0.6%
DIRECTV Holdings LLC, 2.400%, 3–15–17	500	513
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., 3.500%, 3–1–16	1,000	1,064
News American Incorporated, 3.000%, 9–15–22 (B)	2,000	2,019

		3,596

Construction & Farm Machinery & Heavy Trucks – 0.3%
Caterpillar Inc.:
0.535%, 11–21–12 (C)	400	400
1.375%, 5–27–14	1,000	1,014
John Deere Capital Corporation, 5.250%, 10–1–12	500	500

		1,914

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Finance – 1.1%
American Express Credit Corporation, 5.125%, 8–25–14	$200	$216
Capital One Financial Corporation, 2.125%, 7–15–14	1,750	1,786
Caterpillar Financial Services Corporation, 1.550%, 12–20–13	1,000	1,014
Ford Motor Credit Company LLC:
3.875%, 1–15–15	1,000	1,045
7.000%, 4–15–15	750	840
Penske Truck Leasing Co., L.P. and PTL Finance Corp., 2.500%, 7–11–14 (B)	1,000	1,008
USAA Capital Corporation, 1.050%, 9–30–14 (B)	1,000	1,007

		6,916

Data Processing & Outsourced Services –0.2%
Fidelity National Financial, Inc., 6.600%, 5–15–17	900	1,007

Department Stores – 0.2%
Macy’s Retail Holdings, Inc., 3.875%, 1–15–22	1,000	1,078

Distillers & Vintners – 0.1%
Beam Inc., 1.875%, 5–15–17	800	818

Diversified Banks – 0.7%
Bank of Montreal, 1.300%, 10–31–14 (B)	1,000	1,019
Bank of New York Mellon Corporation (The), 1.500%, 1–31–14	1,250	1,267
Barclays Bank plc, 2.375%, 1–13–14	600	610
U.S. Bancorp, 4.200%, 5–15–14	1,000	1,059
Wells Fargo & Company, 3.676%, 6–15–16 (C)	500	544

		4,499

Diversified Capital Markets – 0.1%
Deutsche Bank AG, 3.450%, 3–30–15	500	527

Diversified Metals & Mining – 0.1%
Rio Tinto Finance (USA) Limited, 8.950%, 5–1–14	500	563

Drug Retail – 0.1%
CVS Caremark Corporation, 3.250%, 5–18–15	550	585

Electric Utilities – 0.1%
Hydro-Quebec, 8.000%, 2–1–13	500	513

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Fertilizers & Agricultural Chemicals – 0.2%
Monsanto Company, 2.750%, 4–15–16	$1,000	$1,068

Food Distributors – 0.3%
Campbell Soup Company, 2.500%, 8–2–22	1,400	1,400
Cargill, Inc., 4.307%, 5–14–21 (B)	424	470

		1,870

General Merchandise Stores – 0.2%
Target Corporation, 1.125%, 7–18–14	1,000	1,013

Health Care Equipment – 0.3%
Stryker Corporation, 2.000%, 9–30–16	1,500	1,564

Health Care Services – 0.4%
Quest Diagnostics Incorporated, 3.200%, 4–1–16	2,000	2,120

Health Care Supplies – 0.2%
DENTSPLY International Inc., 2.750%, 8–15–16	1,000	1,031

Home Improvement Retail – 0.0%
Home Depot, Inc. (The), 4.400%, 4–1–21	250	296

Household Products – 0.2%
Church & Dwight Co., Inc., 2.875%, 10–1–22	500	507
Colgate-Palmolive Company, 1.250%, 5–1–14	500	508

		1,015

Hypermarkets & Super Centers – 0.3%
Wal-Mart Stores, Inc.:
0.750%, 10–25–13	1,500	1,506
2.875%, 4–1–15	250	265

		1,771

Industrial Gases – 0.3%
Praxair, Inc.:
4.375%, 3–31–14	1,000	1,057
3.000%, 9–1–21	1,000	1,062

		2,119

Industrial Machinery – 0.3%
Eaton Corporation, 0.719%, 6–16–14 (C)	750	752
Illinois Tool Works Inc., 5.150%, 4–1–14	1,000	1,070

		1,822

Integrated Oil & Gas – 0.0%
Cenovus Energy Inc., 4.500%, 9–15–14	250	268

2012	SEMIANNUAL REPORT	21

SCHEDULE OF INVESTMENTS

Ivy Balanced Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
IT Consulting & Other Services – 0.3%
International Business Machines Corporation, 1.250%, 5–12–14	$2,000	$2,028

Leisure Products – 0.1%
Mattel, Inc., 2.500%, 11–1–16	750	784

Life & Health Insurance – 0.7%
Metropolitan Life Global Funding I:
2.000%, 1–10–14 (B)	1,200	1,218
2.500%, 9–29–15 (B)	2,500	2,601
Prudential Financial, Inc., 4.750%, 9–17–15	500	551

		4,370

Managed Health Care – 0.2%
WellPoint, Inc., 1.875%, 1–15–18	1,500	1,512

Movies & Entertainment – 0.1%
Viacom Inc., 4.375%, 9–15–14	500	535

Oil & Gas Equipment & Services – 0.6%
Schlumberger Investment S.A., 1.250%, 8–1–17 (B)	1,000	999
Schlumberger S.A. (GTD by Schlumberger Limited), 2.650%, 1–15–16 (B)	500	527
Transocean Inc., 2.500%, 10–15–17	2,000	2,012

		3,538

Oil & Gas Exploration & Production – 0.4%
ConocoPhillips, 4.750%, 2–1–14	254	268
EOG Resources, Inc., 2.500%, 2–1–16	1,000	1,054
Southwestern Energy Company, 4.100%, 3–15–22 (B)	1,050	1,115

		2,437

Other Diversified Financial Services – 0.8%
JPMorgan Chase & Co.:
4.650%, 6–1–14	1,000	1,060
3.450%, 3–1–16	2,000	2,133
3.150%, 7–5–16	750	793
7.900%, 4–29–49 (C)	500	568

		4,554

Other Non-Agency REMIC/CMO – 0.0%
Banco Hipotecario Nacional:
7.916%, 7–25–09 (B)	7	—	*
8.000%, 3–31–11 (B)	1	—

		—	*

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Packaged Foods & Meats – 0.3%
Kellogg Company, 4.450%, 5–30–16	$500	$560
Unilever Capital Corporation, 2.750%, 2–10–16	1,000	1,062

		1,622

Personal Products – 0.2%
Estee Lauder Companies, Inc. (The), 2.350%, 8–15–22	1,200	1,199

Pharmaceuticals – 0.1%
Roche Holdings Ltd, 5.000%, 3–1–14 (B)	636	674

Railroads – 0.1%
Burlington Northern Santa Fe, LLC, 3.050%, 3–15–22	700	724

Regional Banks – 0.2%
Canadian Imperial Bank of Commerce, 0.900%, 10–1–15	1,000	1,002

Restaurants – 0.0%
YUM! Brands, Inc., 4.250%, 9–15–15	250	271

Retail Stores – 0.2%
Dollar General Corporation, 4.125%, 7–15–17	450	470
Fifth & Pacific Companies, Inc., 10.500%, 4–15–19 (B)	400	452

		922

Semiconductors – 0.3%
Broadcom Corporation, 2.700%, 11–1–18	1,000	1,073
Texas Instruments Incorporated, 0.615%, 5–15–13 (C)	1,000	1,002

		2,075

Soft Drinks – 0.5%
PepsiCo, Inc.:
3.750%, 3–1–14	500	523
0.700%, 8–13–15	2,500	2,509

		3,032

Systems Software – 0.1%
Microsoft Corporation, 2.950%, 6–1–14	500	521

Tobacco – 0.1%
Philip Morris International Inc., 4.500%, 3–26–20	500	587

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Wireless Telecommunication Service – 0.6%
America Movil, S.A.B. de C.V., 3.625%, 3–30–15	$1,200	$1,277
American Tower Corporation:
4.625%, 4–1–15	500	539
4.700%, 3–15–22	1,400	1,536

		3,352

TOTAL CORPORATE DEBT SECURITIES – 15.7%		$94,834
(Cost: $90,238)

OTHER GOVERNMENT SECURITIES
Israel – 0.2%
State of Israel, 4.000%, 6–30–22	1,250	1,328

Qatar - 0.3%
State of Qatar:
4.000%, 1–20–15 (B)	750	796
3.125%, 1–20–17	1,000	1,053

		1,849

Supranational – 0.1%
International Bank for Reconstruction and Development, 2.375%, 5–26–15	450	474

TOTAL OTHER GOVERNMENT SECURITIES – 0.6%		$3,651
(Cost: $3,431)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.2%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9–1–17	113	122
5.000%, 1–1–18	78	85
5.500%, 4–1–18	40	44
6.500%, 10–1–28	89	104
6.500%, 2–1–29	13	15
7.000%, 11–1–31	81	95
6.500%, 2–1–32	71	82
7.000%, 2–1–32	106	124
7.000%, 3–1–32	49	57
7.000%, 7–1–32	67	78
6.000%, 9–1–32	283	320
6.500%, 9–1–32	62	71

22	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Balanced Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
5.500%, 5–1–33	$130	$144
5.500%, 6–1–33	79	88

		1,429

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.2%		$1,429
(Cost: $1,288)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 2.8%
United States Treasury Bonds, 7.500%, 11–15–16	500	643
United States Treasury Notes:
3.875%, 2–15–13	1,250	1,267
3.625%, 5–15–13	750	766
4.250%, 8–15–13	900	932
4.250%, 8–15–15	3,000	3,337
1.375%, 11–30–18	10,000	10,312

		17,257

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 2.8%		$17,257
(Cost: $16,434)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper – 8.3%
Becton Dickinson & Co., 0.220%, 10–17–12 (D)	5,000	4,999
Bemis Company, Inc., 0.340%, 10–19–12 (D)	2,940	2,939
Diageo Capital plc (GTD by Diageo plc), 0.300%, 10–1–12 (D)	2,631	2,631
Ecolab Inc., 0.340%, 10–4–12 (D)	3,000	3,000

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (Continued)
Freddie Mac Discount Notes, 0.130%, 12–18–12 (D)	$3,000	$2,999
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc), 0.120%, 10–18–12 (D)	5,000	5,000
Heinz (H.J.) Finance Co. (GTD by Heinz (H.J.) Co.):
0.290%, 10–24–12 (D)	5,000	4,999
0.290%, 10–25–12 (D)	5,000	4,999
Kellogg Co., 0.220%, 10–1–12 (D)	7,000	7,000
PACCAR Financial Corp., 0.120%, 10–30–12 (D)	3,000	3,000
Straight-A Funding, LLC (GTD by Federal Financing Bank), 0.160%, 11–13–12 (D)	3,000	3,000
Verizon Communications Inc., 0.320%, 11–13–12 (D)	5,000	4,998
Wisconsin Electric Power Co., 0.200%, 10–1–12 (D)	1,042	1,042

		50,606

Master Note – 0.6%
Toyota Motor Credit Corporation, 0.122%, 10–5–12 (E)	3,370	3,370

Municipal Obligations – Taxable – 0.8%
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (GTD by JPMorgan Chase Bank, N.A.), 0.170%, 10–4–12 (E)	1,400	1,400

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations – Taxable (Continued)
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation), 0.190%, 10–1–12 (E)	$1,812	$1,812
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America,N.A.), 0.210%, 10–4–12 (E)	1,851	1,851

		5,063

TOTAL SHORT-TERM SECURITIES – 9.7%		$59,039
(Cost: $59,039)

TOTAL INVESTMENT SECURITIES – 98.6%		$597,330
(Cost: $506,158)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.4%		8,420

NET ASSETS – 100.0%		$605,750

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the total value of these securities amounted to $16,465 or 2.7% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012.

(D)	Rate shown is the yield to maturity at September 30, 2012.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

2012	SEMIANNUAL REPORT	23

SCHEDULE OF INVESTMENTS

Ivy Balanced Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$421,120	$—	$—
Corporate Debt Securities	—	94,834	—	*
Other Government Securities	—	3,651	—
United States Government Agency Obligations	—	1,429	—
United States Government Obligations	—	17,257	—
Short-Term Securities	—	59,039	—
Total	$421,120	$176,210	$—	*

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

24	SEMIANNUAL REPORT	2012

PORTFOLIO HIGHLIGHTS

Ivy Energy Fund	ALL DATA IS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Asset Allocation

Stocks	98.9%
Energy	93.3%
Industrials	3.4%
Materials	1.5%
Consumer Discretionary	0.7%
Cash and Cash Equivalents	1.1%

Lipper Rankings

Category: Lipper Natural Resources Funds	Rank	Percentile
1 Year	60/104	58
3 Year	47/68	69
5 Year	24/66	36

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	86.9%
United States	81.8%
Canada	5.1%
Europe	8.1%
Netherlands	3.5%
Other Europe	4.6%
Pacific Basin	2.8%
Bahamas/Caribbean	1.1%
Cash and Cash Equivalents	1.1%

Top 10 Equity Holdings

Company	Sector	Industry
National Oilwell Varco, Inc.	Energy	Oil & Gas Equipment & Services
Schlumberger Limited	Energy	Oil & Gas Equipment & Services
Continental Resources, Inc.	Energy	Oil & Gas Exploration & Production
Cameron International Corporation	Energy	Oil & Gas Equipment & Services
Exxon Mobil Corporation	Energy	Integrated Oil & Gas
Core Laboratories N.V.	Energy	Oil & Gas Equipment & Services
Anadarko Petroleum Corporation	Energy	Oil & Gas Exploration & Production
Southwestern Energy Company	Energy	Oil & Gas Exploration & Production
EOG Resources, Inc.	Energy	Oil & Gas Exploration & Production
Noble Energy, Inc.	Energy	Oil & Gas Exploration & Production

See your advisor or www.ivyfunds.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

2012	SEMIANNUAL REPORT	25

SCHEDULE OF INVESTMENTS

Ivy Energy Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Auto Parts & Equipment – 0.7%
BorgWarner Inc. (A)	11	$781

Coal & Consumable Fuels – 1.9%
Cameco Corporation	54	1,053
Peabody Energy Corporation	47	1,053

		2,106

Construction & Engineering – 2.6%
Fluor Corporation	51	2,890

Construction & Farm Machinery & Heavy Trucks – 0.8%
Cummins Inc.	9	830

Diversified Metals & Mining – 1.5%
BHP Billiton Limited, ADR	25	1,705

Integrated Oil & Gas – 8.6%
Chevron Corporation	5	583
Exxon Mobil Corporation	45	4,133
Occidental Petroleum Corporation	38	3,285
Suncor Energy Inc.	44	1,459

		9,460

Oil & Gas Drilling – 7.7%
Ensco plc (A)	20	1,084
Helmerich & Payne, Inc.	52	2,469
Nabors Industries Ltd. (A)	90	1,258
Seadrill Limited	50	1,949
Transocean Inc.	39	1,753

		8,513

Oil & Gas Equipment & Services – 32.8%
Basic Energy Services, Inc. (A)	102	1,139
Cameron International Corporation (A)	75	4,185
Core Laboratories N.V.	32	3,826
Dresser-Rand Group Inc. (A)	39	2,136
Dril-Quip, Inc. (A)	31	2,203
FMC Technologies, Inc. (A)	61	2,829
Forum Energy Technologies, Inc. (A)	90	2,182

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Equipment & Services (Continued)
Halliburton Company	87	$2,938
National Oilwell Varco, Inc.	79	6,296
Schlumberger Limited	67	4,874
Superior Energy Services, Inc. (A)	74	1,524
Tenaris S.A., ADR	22	893
Weatherford International Ltd. (A)	88	1,120

		36,145

Oil & Gas Exploration & Production – 27.9%
Anadarko Petroleum Corporation	53	3,701
Apache Corporation	13	1,094
Cabot Oil & Gas Corporation	63	2,831
CNOOC Limited, ADR	7	1,439
Cobalt International Energy, Inc. (A)	57	1,258
Concho Resources Inc. (A)	12	1,128
Continental Resources, Inc. (A)	62	4,741
EOG Resources, Inc.	31	3,485
Laredo Petroleum Holdings, Inc. (A)	27	584
Noble Energy, Inc.	37	3,460
Oasis Petroleum LLC (A)	38	1,121
Pioneer Natural Resources Company	12	1,279
Plains Exploration and Production Company (A)	27	1,019
Southwestern Energy Company (A)	106	3,669

		30,809

Oil & Gas Refining & Marketing – 1.8%
Clean Energy Fuels Corp. (A)	57	755
Marathon Petroleum Corporation	22	1,226

		1,981

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Storage & Transportation –12.6%
El Paso Pipeline Partners, L.P.	51	$1,880
Enbridge Inc.	80	3,133
Kinder Morgan Management, LLC (A)	19	1,448
Kinder Morgan, Inc.	58	2,050
MarkWest Energy Partners, L.P.	25	1,347
Regency Energy Partners LP	49	1,150
Targa Resources Corp.	25	1,264
Williams Companies, Inc. (The)	45	1,588

		13,860

TOTAL COMMON STOCKS – 98.9%		$109,080
(Cost: $80,705)

SHORT-TERM SECURITIES	Principal
Master Note – 1.3%
Toyota Motor Credit Corporation,
0.122%, 10-5-12 (B)	$1,423	1,423

TOTAL SHORT-TERM SECURITIES – 1.3%		$1,423
(Cost: $1,423)

TOTAL INVESTMENT SECURITIES – 100.2%		$110,503
(Cost: $82,128)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(167)

NET ASSETS – 100.0%		$110,336

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$109,080	$—	$—
Short-Term Securities	—	1,423	—
Total	$109,080	$1,423	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

26	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Energy Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

Country Diversification
(as a % of net assets)
United States	81.8%
Canada	5.1%
Netherlands	3.5%
Norway	1.8%
Australia	1.5%

Hong Kong	1.3%
Bermuda	1.1%
Switzerland	1.0%
United Kingdom	1.0%
Other Countries	0.8%
Other+	1.1%

+	Includes cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	27

PORTFOLIO HIGHLIGHTS

Ivy Global Natural Resources Fund	ALL DATA IS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Asset Allocation

Stocks	92.5%
Energy	52.7%
Materials	34.5%
Industrials	2.5%
Information Technology	1.4%
Financials	1.1%
Consumer Staples	0.2%
Utilities	0.1%
Purchased Options	6.1%
Cash and Cash Equivalents	1.4%

Lipper Rankings

Category: Lipper Global Natural Resources Funds	Rank	Percentile
1 Year	79/138	57
3 Year	97/121	80
5 Year	68/83	81
10 Year	25/32	76

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	63.2%
United States	48.8%
Canada	14.4%
Europe	19.2%
United Kingdom	8.4%
Switzerland	6.4%
Other Europe	4.4%
Pacific Basin	9.3%
Other	0.6%
South America	0.1%
Bahamas/Caribbean	0.1%
Cash and Cash Equivalents and Options	7.5%

Top 10 Equity Holdings

Company	Country	Sector	Industry
First Quantum Minerals Ltd.	Canada	Materials	Diversified Metals & Mining
Noble Corporation	Switzerland	Energy	Oil & Gas Drilling
Plains Exploration and Production Company	United States	Energy	Oil & Gas Exploration & Production
Cabot Oil & Gas Corporation	United States	Energy	Oil & Gas Exploration & Production
Ensco plc	United Kingdom	Energy	Oil & Gas Drilling
Rio Tinto plc	United Kingdom	Materials	Diversified Metals & Mining
Pioneer Natural Resources Company	United States	Energy	Oil & Gas Exploration & Production
Oil States International, Inc.	United States	Energy	Oil & Gas Equipment & Services
Schlumberger Limited	United States	Energy	Oil & Gas Equipment & Services
LG Chem, Ltd.	South Korea	Materials	Commodity Chemicals

See your advisor or www.ivyfunds.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

28	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

lvy Global Natural Resources Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia – 0.3%
Perseus Mining Limited (A)	3,000	$8,850

Brazil – 0.1%
Suzano Bahia Sul Papel E Celulose S.A. (A)	1,098	2,880

Canada – 14.4%
Agrium Inc.	200	20,692
Athabasca Oil Sands Corp. (A)	600	8,044
Cameco Corporation	200	3,896
Detour Gold Corporation (A)	1,400	39,062
Eldorado Gold Corporation	250	3,812
First Quantum Minerals Ltd.	7,190	153,225
Goldcorp Inc.	1,400	64,282
IAMGOLD Corporation	1,000	15,858
Methanex Corporation	400	11,413
Potash Corporation of Saskatchewan Inc.	1,500	65,130
Southern Pacific Resource Corp. (A)	4,448	6,334
Suncor Energy Inc. (A)	600	19,738
Tahoe Resources Inc. (A)	750	15,273
Uranium One Inc. (A)	1,000	2,390

		429,149

Cayman Islands – 0.1%
Vinda International Holdings Limited	2,000	2,755

China – 3.1%
China Metal Recycling (Holdings) Limited	45,000	41,727
GCL-Poly Energy Holdings Limited	210,000	32,228
Sino-Forest Corporation, Class A (A)(B)	15,000	—	*
Trina Solar Limited, ADR (A)	2,250	10,305
Yingde Gases Group Company Limited (A)	8,000	7,088

		91,348

Cyprus – 1.2%
Buried Hill Energy (Cyprus) Public Company Limited (A)(C)	3,630	9,620
Ocean Rig UDW Inc. (A)	1,684	27,472

		37,092

Germany – 0.6%
Lanxess AG	225	18,658

COMMON STOCKS (Continued)	Shares	Value
India – 1.5%
Adani Enterprises Limited	1,500	$5,720
Hindustan Zinc Limited	2,500	6,446
Infrastructure Development Finance Company Limited (A)	11,000	32,211

		44,377

Indonesia – 0.3%
PT Indo Tambangraya Megah Tbk	2,000	8,809

Netherlands – 2.0%
Chicago Bridge & Iron Company N.V., NY Shares	200	7,618
LyondellBasell Industries N.V., Class A	1,000	51,660

		59,278

Panama – 0.6%
McDermott International, Inc. (A)	1,500	18,330

Russia – 0.4%
Mechel OAO, ADR	900	2,466
OJSC Oil Company Rosneft, GDR	1,200	8,064
Open Joint Stock Company “RusHydro”, ADR	1,000	2,660

		13,190

Singapore – 0.1%
Indofood Agri Resources Ltd.	2,000	2,225

South Korea – 3.0%
LG Chem, Ltd.	300	89,480

Switzerland – 6.4%
Noble Corporation	4,000	143,120
Weatherford International Ltd. (A)	3,750	47,550

		190,670

Thailand – 1.0%
Banpu Public Company Limited	2,300	29,292

United Kingdom – 8.4%
BG Group plc	550	11,102
Ensco plc (A)	2,250	122,760
Rio Tinto plc	2,500	116,468

		250,330

United States – 48.8%
Anadarko Petroleum Corporation	250	17,480
Boise Inc.	2,000	17,520
Cabot Oil & Gas Corporation	3,000	134,699
Cameron International Corporation (A)	375	21,026

COMMON STOCKS (Continued)	Shares	Value
United States (Continued)
Celanese Corporation, Series A	2,000	$75,820
Crown Holdings, Inc. (A)	1,125	41,344
Denbury Resources Inc. (A)	1,000	16,160
E.I. du Pont de Nemours and Company	150	7,541
Eastman Chemical Company	500	28,505
EOG Resources, Inc.	50	5,603
Freeport-McMoRan Copper & Gold Inc., Class B	1,700	67,285
Georgia Gulf Corporation	150	5,433
Halliburton Company	1,750	58,958
KBR, Inc.	2,050	61,131
Kodiak Oil & Gas Corp. (A)	1,000	9,360
Laredo Petroleum Holdings, Inc. (A)	395	8,686
Marathon Oil Corporation	750	22,178
Marathon Petroleum Corporation	350	19,107
Mosaic Company (A)	450	25,925
National Oilwell Varco, Inc.	850	68,094
Noble Energy, Inc.	425	39,402
Occidental Petroleum Corporation	775	66,697
Oil States International, Inc. (A)	1,375	109,257
Peabody Energy Corporation	2,400	53,496
Pioneer Natural Resources Company	1,100	114,839
Plains Exploration and Production Company (A)	3,750	140,512
QEP Resources, Inc.	1,100	34,826
Schlumberger Limited (D)	1,300	94,028
Valero Energy Corporation	1,250	39,600
Walter Industries, Inc.	550	17,853
WPX Energy, Inc. (A)	2,250	37,328

		1,459,693

TOTAL COMMON STOCKS – 92.3%		$2,756,406
(Cost: $2,853,318)

2012	SEMIANNUAL REPORT	29

SCHEDULE OF INVESTMENTS

lvy Global Natural Resources Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

PREFERRED STOCKS	Shares	Value
Russia – 0.2%
Mechel OAO, 31.280 RUB	1,465	$7,424

United States – 0.0%
Konarka Technologies, Inc., 8.000% Cumulative (A)(C)	3,500	—	*

TOTAL PREFERRED STOCKS – 0.2%		$7,424
(Cost: $35,384)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Gold Bullion,
Call $1400.00, Expires 10–25–12	200	7,493
Goldcorp Inc.,
Call $25.00, Expires 1–19–13	22,000	45,925
National Oilwell Varco, Inc.,
Call $45.00, Expires 1–22–13	3,500	12,250
Occidental Petroleum Corporation,
Call $50.00, Expires 11–19–12	15,000	54,338
Peabody Energy Corporation,
Call $16.00, Expires 1–19–13	20,000	13,500

PURCHASED OPTIONS (Continued)	Number of Contracts (Unrounded)	Value
Potash Corporation of Saskatchewan Inc.,
Call $25.00, Expires 1–21–13	10,000	$17,800
Schlumberger Limited,
Call $42.50, Expires 11–19–12	10,000	29,825

TOTAL PURCHASED OPTIONS – 6.1%		$181,131
(Cost: $145,479)

SHORT-TERM SECURITIES	Principal
Certificate Of Deposit – 0.3%
Banco del Estado de Chile,
0.280%, 10–17–12	$8,000	8,000

Commercial Paper – 1.3%
Corporacion Andina de Fomento,
0.350%, 12–4–12 (E)	8,600	8,594
E.I. du Pont de Nemours and Company,
0.130%, 11–2–12 (E)	8,000	7,999
Fannie Mae Discount Notes,
0.130%, 12–19–12 (E)	5,563	5,561

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (Continued)
Medtronic, Inc.,
0.130%, 10–26–12 (E)	$3,000	$3,000
Praxair, Inc.,
0.080%, 10–11–12 (E)	7,000	7,000
Wisconsin Electric Power Co., 0.230%, 10–4–12 (E)	5,000	5,000

		37,154

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.122%, 10–5–12 (F)	2,448	2,448

United States Government Agency Obligations – 0.1%
Overseas Private Investment Corporation (GTD by United States Government),
0.170%, 10–3–12 (F)	5,000	5,000

TOTAL SHORT-TERM SECURITIES – 1.8%		$52,602
(Cost: $52,602)

TOTAL INVESTMENT SECURITIES – 100.4%		$2,997,563
(Cost: $3,086,783)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4%)		(11,682)

NET ASSETS – 100.0%		$2,985,881

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	Restricted securities. At September 30, 2012, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Buried Hill Energy (Cyprus) Public Company Limited	5–1–07 to 4–17–08	3,630	$6,183	$9,620
Konarka Technologies, Inc., 8.000% Cumulative	8–31–07	3,500	10,850	—	*

			$17,033	$9,620

The total value of these securities represented 0.3% of net assets at September 30, 2012.

(D)	All or a portion of the security position has been pledged as collateral on open futures contracts.

(E)	Rate shown is the yield to maturity at September 30, 2012.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date the variable rate resets.

30	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

lvy Global Natural Resources Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

The following forward foreign currency contracts were outstanding at September 30, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	Canadian Imperial Bank of Commerce	1,458	10–19–12	$—	$72
Sell	British Pound	Royal Bank of Canada	25,400	11–9–12	—	1,171
Sell	British Pound	Toronto-Dominion Bank (The)	10,735	11–30–12	—	391
Sell	British Pound	Bank of New York Mellon (The)	13,353	12–7–12	115	—
Sell	British Pound	State Street Global Markets	22,845	12–14–12	213	—
Sell	Canadian Dollar	State Street Global Markets	23,842	10–5–12	—	1,002
Sell	Canadian Dollar	Royal Bank of Canada	14,332	10–19–12	—	306
Sell	Canadian Dollar	Toronto-Dominion Bank (The)	26,744	10–19–12	—	719
Sell	Canadian Dollar	Bank of New York Mellon (The)	39,858	10–26–12	—	1,073
Sell	Canadian Dollar	State Street Global Markets	32,300	11–2–12	—	696
Sell	Canadian Dollar	Royal Bank of Canada	21,482	11–9–12	136	—
Sell	Canadian Dollar	Royal Bank of Canada	21,670	11–9–12	—	268
Sell	Canadian Dollar	Toronto-Dominion Bank (The)	24,439	11–30–12	411	—
Sell	Canadian Dollar	Toronto-Dominion Bank (The)	21,670	11–30–12	—	260
Sell	Canadian Dollar	Bank of New York Mellon (The)	21,482	12–7–12	154	—
Sell	Canadian Dollar	Bank of New York Mellon (The)	12,309	12–7–12	—	—	*
Sell	Canadian Dollar	Canadian Imperial Bank of Commerce	30,064	12–14–12	74	—
Sell	Canadian Dollar	Bank of New York Mellon (The)	21,670	12–14–12	146	—
Sell	Canadian Dollar	Bank of New York Mellon (The)	9,000	12–14–12	—	5
Sell	Euro	Royal Bank of Canada	865	10–19–12	2	—
Sell	Euro	Royal Bank of Canada	5,924	10–19–12	—	344
Sell	Euro	Canadian Imperial Bank of Commerce	910	10–26–12	—	46
Sell	Euro	Canadian Imperial Bank of Commerce	1,234	11–2–12	—	65
Sell	Euro	Toronto-Dominion Bank (The)	3,495	11–9–12	—	183
Sell	Euro	State Street Global Markets	918	11–9–12	7	—
Sell	Euro	Canadian Imperial Bank of Commerce	1,214	12–14–12	—	66
Sell	South Korean Won	Bank of New York Mellon (The)	7,730,000	10–26–12	—	243
Sell	South Korean Won	State Street Global Markets	4,499,700	11–2–12	—	61
Sell	South Korean Won	Canadian Imperial Bank of Commerce	13,200,000	11–9–12	—	252
Sell	South Korean Won	Bank of New York Mellon (The)	10,190,000	11–30–12	—	202
Sell	South Korean Won	Royal Bank of Canada	10,190,000	12–14–12	—	119

					$1,258	$7,544

The following futures contracts were outstanding at September 30, 2012 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Depreciation
S&P 500 E-mini	Short	12–21–12	2,150	$(154,176)	$(963)
S&P/Toronto Stock Exchange 60 Index	Short	12–21–12	200	(28,510)	(271)

				$(182,686)	$(1,234)

2012	SEMIANNUAL REPORT	31

SCHEDULE OF INVESTMENTS

lvy Global Natural Resources Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Staples	$4,979	$—	$—
Energy	1,568,238	—	9,620
Financials	32,211	—	—
Industrials	74,469	—	—
Information Technology	42,533	—	—
Materials	1,021,696	—	—	*
Utilities	2,660	—	—
Total Common Stocks	$2,746,786	$—	$9,620
Preferred Stocks	7,424	—	—
Purchased Options	181,131	—	—
Short-Term Securities	—	52,602	—
Total	$2,935,341	$52,602	$9,620
Forward Foreign Currency Contracts	$—	$1,258	$—

Liabilities
Forward Foreign Currency Contracts	$—	$7,544	$—
Futures Contracts	$1,234	$—	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

GTD = Guaranteed

Market Sector Diversification
(as a % of net assets)
Energy	52.7%
Materials	34.5%
Industrials	2.5%
Information Technology	1.4%
Financials	1.1%
Consumer Staples	0.2%
Utilities	0.1%
Other+	7.5%

+Includes	options, cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

32	SEMIANNUAL REPORT	2012

PORTFOLIO HIGHLIGHTS

Ivy Real Estate Securities Fund	ALL DATA IS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Asset Allocation

Stocks	99.2%
Financials	96.9%
Telecommunication Services	1.5%
Consumer Discretionary	0.8%
Cash and Cash Equivalents	0.8%

Lipper Rankings

Category: Lipper Real Estate Funds	Rank	Percentile
1 Year	106/227	47
3 Year	140/186	75
5 Year	120/170	71
10 Year	58/97	60

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector	Industry
Simon Property Group, Inc.	Financials	Retail REITs
Public Storage, Inc.	Financials	Specialized REITs
Ventas, Inc.	Financials	Specialized REITs
ProLogis	Financials	Industrial REITs
Health Care REIT, Inc.	Financials	Specialized REITs
Boston Properties, Inc.	Financials	Office REITs
Equity Residential	Financials	Residential REITs
AvalonBay Communities, Inc.	Financials	Residential REITs
HCP, Inc.	Financials	Specialized REITs
Macerich Company (The)	Financials	Retail REITs

See your advisor or www.ivyfunds.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

2012	SEMIANNUAL REPORT	33

SCHEDULE OF INVESTMENTS

Ivy Real Estate Securities Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Diversified REITs – 2.4%
Liberty Property Trust	53	$1,921
Vornado Realty Trust	118	9,565

		11,486

Hotels, Resorts & Cruise Lines – 0.8%
Starwood Hotels & Resorts Worldwide, Inc.	63	3,646

Industrial REITs – 4.4%
EastGroup Properties, Inc.	22	1,154
ProLogis	570	19,955

		21,109

Mortgage REITs – 0.7%
Colony Financial, Inc.	162	3,148

Office REITs – 15.6%
Alexandria Real Estate Equities, Inc.	72	5,315
BioMed Realty Trust, Inc.	350	6,558
Boston Properties, Inc.	172	19,035
Brandywine Realty Trust	425	5,181
Digital Realty Trust, Inc.	147	10,261
Duke Realty Corporation	426	6,267
Hudson Pacific Properties, Inc.	147	2,712
Kilroy Realty Corporation	159	7,129
Mack-Cali Realty Corporation	124	3,304
SL Green Realty Corp.	114	9,144

		74,906

Real Estate Operating Companies – 2.0%
Brookfield Properties Corporation	352	5,826
Forest City Enterprises, Inc., Class A (A)	226	3,577

		9,403

Real Estate Services – 0.5%
CB Richard Ellis Group, Inc. (A)(B)	125	2,305

Residential REITs – 20.1%
American Campus Communities, Inc.	38	1,685
Apartment Investment and Management Company, Class A	301	7,826
AvalonBay Communities, Inc.	117	15,884
BRE Properties, Inc., Class A	99	4,619
Camden Property Trust	131	8,461
Campus Crest Communities, Inc.	270	2,912
Colonial Properties Trust	190	3,993
Equity Lifestyle Properties, Inc.	46	3,106

COMMON STOCKS (Continued)	Shares	Value
Residential REITs (Continued)
Equity Residential	330	$19,007
Essex Property Trust, Inc.	49	7,230
Mid-America Apartment Communities, Inc.	98	6,423
Post Properties	140	6,701
UDR, Inc.	357	8,853

		96,700

Retail REITs – 24.9%
Acadia Realty Trust	204	5,056
Agree Realty Corporation	207	5,273
AmREIT, Inc., Class B	101	1,495
CBL & Associates Properties, Inc.	250	5,340
DDR Corp.	621	9,535
General Growth Properties, Inc. (A)	474	9,230
Kimco Realty Corporation	480	9,726
Macerich Company (The)	206	11,814
Primaris Retail Real Estate Investment Trust (C)	158	3,918
RioCan Real Estate Investment Trust (C)	120	3,389
Simon Property Group, Inc. (B)	311	47,180
Tanger Factory Outlet Centers, Inc.	161	5,202
Weingarten Realty Investors	94	2,645

		119,803

Specialized REITs – 24.8%
Chatham Lodging Trust	40	557
Chesapeake Lodging Trust	104	2,066
CubeSmart	409	5,268
Entertainment Properties Trust	48	2,137
HCP, Inc.	340	15,123
Health Care REIT, Inc.	340	19,635
Hersha Hospitality Trust	827	4,052
Host Hotels & Resorts, Inc.	711	11,416
LaSalle Hotel Properties	130	3,467
LTC Properties, Inc.	52	1,647
Pebblebrook Hotel Trust	145	3,385
Plum Creek Timber Company, Inc.	51	2,214
Public Storage, Inc.	153	21,293
Sovran Self Storage, Inc.	15	850
Summit Hotel Properties, Inc. (A)	335	2,857
Sunstone Hotel Investors, Inc. (A)	248	2,727
Ventas, Inc.	332	20,659

		119,353

COMMON STOCKS (Continued)	Shares	Value
Wireless Telecommunication Service – 1.5%
American Tower Corporation, Class A (A)	56	$4,019
Crown Castle International Corp. (A)	47	3,013

		7,032

TOTAL COMMON STOCKS – 97.7%		$468,891
(Cost: $338,401)

INVESTMENT FUNDS
Registered Investment Companies – 0.3%
ProShares UltraShort Real Estate (A)	52	1,324

TOTAL INVESTMENT FUNDS – 0.3%		$1,324
(Cost: $1,308)

PREFERRED STOCKS
Office REITs – 0.7%
Digital Realty Trust, Inc., 7.000%	125	3,351

Specialized REITs – 0.5%
Pebblebrook Hotel Trust, Series B, 8.000%	98	2,573

TOTAL PREFERRED STOCKS – 1.2%		$5,924
(Cost: $5,574)

SHORT-TERM SECURITIES	Principal
Commercial Paper –0.7%
Diageo Capital plc (GTD by Diageo plc),
0.300%, 10–1–12 (D)	$3,326	3,326

Master Note – 0.5%
Toyota Motor Credit Corporation,
0.122%, 10–5–12 (E)	2,386	2,386

TOTAL SHORT-TERM SECURITIES –1.2%		$5,712
(Cost: $5,712)

TOTAL INVESTMENT SECURITIES –100.4%		$481,851
(Cost: $350,995)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4%)		(2,121)

NET ASSETS –100.0%		$479,730

34	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Real Estate Securities Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	Listed on an exchange outside the United States.

(D)	Rate shown is the yield to maturity at September 30, 2012.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following written options were outstanding at September 30, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
CB Richard Ellis Group, Inc.	N/A	Call	715	October 2012	$18.00	$46	$(64)
Simon Property Group, Inc.	N/A	Call	302	October 2012	165.00	94	(1)

						$140	$(65)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$468,891	$—	$—
Investment Funds	1,324	—	—
Preferred Stocks	5,924	—	—
Short-Term Securities	—	5,712	—
Total	$476,139	$5,712	$—

Liabilities
Written Options	$65	$—	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

OTC = Over the Counter

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	35

PORTFOLIO HIGHLIGHTS

Ivy Science and Technology Fund	ALL DATA IS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Asset Allocation

Stocks	92.6%
Information Technology	60.9%
Health Care	15.9%
Industrials	7.1%
Telecommunication Services	5.1%
Materials	1.2%
Financials	0.7%
Consumer Staples	0.7%
Consumer Discretionary	0.5%
Energy	0.5%
Purchased Options	0.0%
Bonds	0.2%
Corporate Debt Securities	0.2%
Cash and Cash Equivalents	7.2%

Lipper Rankings

Category: Lipper Science & Technology Funds	Rank	Percentile
1 Year	14/154	10
3 Year	72/143	50
5 Year	11/136	9
10 Year	23/101	23

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	78.8%
United States	76.6%
Other North America	2.2%
Pacific Basin	9.5%
South Korea	5.0%
China	3.7%
Other Pacific Basin	0.8%
South America	2.8%
Other	1.1%
Europe	0.4%
Bahamas/Caribbean	0.2%
Cash and Cash Equivalents	7.2%

Top 10 Equity Holdings

Company	Sector	Industry
Aspen Technology, Inc.	Information Technology	Application Software
Apple Inc.	Information Technology	Computer Hardware
Alliance Data Systems Corporation	Information Technology	Data Processing & Outsourced Services
Samsung Electronics Co., Ltd.	Information Technology	Semiconductors
ACI Worldwide, Inc.	Information Technology	Application Software
Google Inc., Class A	Information Technology	Internet Software & Services
Micron Technology, Inc.	Information Technology	Semiconductors
Cree, Inc.	Information Technology	Semiconductors
Tenet Healthcare Corporation	Health Care	Health Care Facilities
Vertex Pharmaceuticals Incorporated	Health Care	Biotechnology

See your advisor or www.ivyfunds.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

36	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Science and Technology Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Agricultural Products – 0.7%
Darling International Inc. (A)	542	$9,908

Application Software – 13.8%
ACI Worldwide, Inc. (A)(B)	1,652	69,797
Aspen Technology, Inc. (A)(C)	5,011	129,528
Nuance Communications, Inc. (A)	381	9,473

		208,798

Biotechnology – 4.8%
Ironwood Pharmaceuticals, Inc., Class A (A)	740	9,457
Isis Pharmaceuticals, Inc. (A)	896	12,604
Vertex Pharmaceuticals Incorporated (A)	874	48,923

		70,984

Communications Equipment – 0.4%
Riverbed Technology, Inc. (A)	259	6,032

Computer Hardware – 7.6%
Apple Inc. (A)(D)	174	115,770

Construction & Engineering – 0.9%
Abengoa, S.A. (E)	341	5,978
Aegion Corporation (A)	383	7,344

		13,322

Consumer Finance – 0.7%
NetSpend Holdings, Inc. (A)	1,097	10,787

Data Processing & Outsourced Services –12.3%
Alliance Data Systems Corporation (A)	772	109,529
Euronet Worldwide, Inc. (A)	1,529	28,736
Vantiv, Inc., Class A (A)	715	15,400
VeriFone Holdings, Inc. (A)	733	20,425
WNS (Holdings) Limited, ADR (A)	1,224	12,536

		186,626

Electronic Components – 1.0%
Power-One, Inc. (A)	1,192	6,674
Universal Display Corporation (A)(B)	229	7,883

		14,557

Fertilizers & Agricultural Chemicals – 1.2%
Monsanto Company (B)	195	17,758

Health Care Equipment – 0.7%
Boston Scientific Corporation (A)	1,928	11,066

COMMON STOCKS (Continued)	Shares	Value
Health Care Facilities – 3.3%
Tenet Healthcare Corporation (A)	7,992	$50,110

Health Care Services – 0.5%
Fleury S.A. (E)	268	3,176
Fleury S.A. (E)(F)	422	4,988

		8,164

Health Care Technology – 2.1%
Cerner Corporation (A)	419	32,450

Industrial Machinery – 5.0%
ESCO Technologies Inc.	1,103	42,835
Pentair, Inc.	747	33,245

		76,080

Integrated Telecommunication Services – 2.6%
CenturyLink, Inc.	300	12,112
China Unicom Limited (E)	8,422	13,815
Windstream Corporation	1,332	13,466

		39,393

Internet Software & Services – 5.4%
21Vianet Group, Inc., ADR (A)	694	8,026
Google Inc., Class A (A)	76	57,267
SINA Corporation (A)(B)	251	16,241

		81,534

IT Consulting & Other Services – 4.1%
Acxiom Corporation (A)	2,567	46,903
iGate Corporation (A)	877	15,928

		62,831

Managed Health Care – 4.5%
Amil Participacoes S.A. (E)	1,446	17,296
UnitedHealth Group Incorporated	789	43,724
WellPoint, Inc.	130	7,524

		68,544

Movies & Entertainment – 0.5%
News Corporation Limited, Class A (A)	313	7,675

Oil & Gas Equipment & Services – 0.5%
Forum Energy Technologies, Inc. (A)	301	7,320

Research & Consulting Services – 1.2%
Qualicorp S.A. (A)(E)	207	1,986
Qualicorp S.A. (A)(E)(F)	1,657	15,939

		17,925

Semiconductor Equipment – 1.3%
Nanometrics Incorporated (A)	631	8,709
Photronics, Inc. (A)	1,979	10,629

		19,338

COMMON STOCKS (Continued)	Shares	Value
Semiconductors – 13.9%
CEVA, Inc. (A)	68	$984
Cree, Inc. (A)	2,007	51,246
Micron Technology, Inc. (A)	9,463	56,632
Samsung Electronics Co., Ltd. (E)	62	75,206
Spansion Inc. (A)	601	7,166
Spreadtrum Communications, Inc., ADR	882	18,134

		209,368

Systems Software – 1.1%
Allot Communications Ltd. (A)	637	16,885

Wireless Telecommunication Service – 2.5%
Sprint Nextel Corporation (A)	6,914	38,165

TOTAL COMMON STOCKS – 92.6%		$1,401,390
(Cost: $1,005,526)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Monsanto Company, Put $77.50, Expires 10–20–12, OTC (Ctrpty: Barclays Bank plc)	1,951	17

TOTAL PURCHASED OPTIONS – 0.0%		$17
(Cost: $249)

CORPORATE DEBT SECURITIES	Principal
Semiconductors – 0.2%
JinkoSolar Holding Co., Ltd., Convertible, 4.000%, 5–15–16 (F)	$9,230	3,600

TOTAL CORPORATE DEBT SECURITIES – 0.2%		$3,600
(Cost: $9,057)

2012	SEMIANNUAL REPORT	37

SCHEDULE OF INVESTMENTS

Ivy Science and Technology Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper – 6.1%
Corporacion Andina de Fomento,
0.260%, 10–22–12 (G)	$5,000	$4,999
E.I. du Pont de Nemours and Company,
0.140%, 11–15–12 (G)	10,000	9,998
General Mills, Inc.,
0.270%, 10–19–12 (G)	7,697	7,696
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc):
0.180%, 10–4–12 (G)	5,000	5,000
0.120%, 10–18–12 (G)	7,000	7,000
Harley-Davidson Funding Corp. (GTD by Harley-Davidson, Inc.),
0.330%, 10–9–12 (G)	10,000	9,999
Heinz (H.J.) Finance Co. (GTD by Heinz (H.J.) Co.):
0.290%, 10–24–12 (G)	5,000	4,999
0.290%, 10–25–12 (G)	6,000	5,999
Illinois Tool Works Inc.,
0.150%, 10–3–12 (G)	9,600	9,600
Praxair, Inc.,
0.080%, 10–11–12 (G)	4,000	4,000
Straight-A Funding, LLC (GTD by Federal FinancingBank),
0.150%, 10–3–12 (G)	5,000	5,000
Total Capital Canada Ltd. (GTD by Total S.A.),
0.140%, 11–6–12 (G)	5,000	4,999

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (Continued)
Wal-Mart Stores, Inc.,
0.090%, 10–12–12 (G)	$5,000	$5,000
Wisconsin Electric Power Co.:
0.200%, 10–1–12 (G)	2,521	2,521
0.190%, 10–3–12 (G)	5,000	5,000

		91,810

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.122%, 10–5–12 (H)	1,823	1,823

Municipal Obligations – Taxable – 1.0%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation),
0.190%, 10–1–12 (H)	1,415	1,415
NY Hsng Fin Agy, Related West 30th Street Hsng Rev Bonds, Ser 2012 A-1 (GTD by Wells Fargo Bank, N.A.),
0.180%, 10–3–12 (H)	3,390	3,390
NYC GO Bonds, Fiscal 2008 Series L-4,
0.190%, 10–1–12 (H)	11,000	11,000

		15,805

SHORT-TERM SECURITIES (Continued)	Principal	Value
United States Government Agency Obligations – 0.1%
Overseas Private Investment Corporation (GTD by United States Government),
0.160%, 10–3–12 (H)	$1,250	$1,250

TOTAL SHORT-TERM SECURITIES – 7.3%		$110,688
(Cost: $110,688)

TOTAL INVESTMENT SECURITIES – 100.1%		$1,515,695
(Cost: $1,125,520)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(764)

NET ASSETS – 100.0%		$1,514,931

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(C)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(D)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(E)	Listed on an exchange outside the United States.

(F)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the total value of these securities amounted to $24,527 or 1.6% of net assets.

(G)	Rate shown is the yield to maturity at September 30, 2012.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following written options were outstanding at September 30, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Apple Inc.	N/A	Call	636	October 2012	$725.00	$465	$(143)
Monsanto Company	Barclays Bank plc	Call	1,951	October 2012	95.00	225	(140)
SINA Corporation	Barclays Bank plc	Call	954	October 2012	57.50	373	(749)
Universal Display Corporation	Morgan Stanley & Co., Inc.	Call	1,266	October 2012	44.00	214	(9)

						$1,277	$(1,041)

38	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Science and Technology Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$7,675	$—	$—
Consumer Staples	9,908	—	—
Energy	7,320	—	—
Financials	10,787	—	—
Health Care	241,318	—	—
Industrials	107,327	—	—
Information Technology	921,739	—	—
Materials	17,758	—	—
Telecommunication Services	77,558	—	—
Total Common Stocks	$1,401,390	$—	$—
Purchased Options	—	17	—
Corporate Debt Securities	—	3,600	—
Short-Term Securities	—	110,688	—
Total	$1,401,390	$114,305	$—

Liabilities
Written Options	$143	$898	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

Country Diversification
(as a % of net assets)
United States	76.6%
South Korea	5.0%
China	3.7%
Brazil	2.8%
Switzerland	2.2%
Israel	1.1%
Other Countries	1.4%
Other+	7.2%

+Includes	options, cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	39

STATEMENTS OF ASSETS AND LIABILITIES

Ivy Funds	AS OF SEPTEMBER 30, 2012 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Asset Strategy Fund	Ivy Asset Strategy New Opportunities Fund	Ivy Balanced Fund	Ivy Energy Fund	Ivy Global Natural Resources Fund	Ivy Real Estate Securities Fund	Ivy Science and Technology Fund
ASSETS
Investments in unaffiliated securities at market value+	$21,863,855	$278,433	$597,330	$110,503	$2,997,563	$481,851	$1,386,167
Investments in affiliated securities at market value+	1,160,027	—	—	—	—	—	129,528
Bullion at market value+	2,529,032	27,395	—	—	—	—	—
Investments at Market Value	25,552,914	305,828	597,330	110,503	2,997,563	481,851	1,515,695
Cash	5,442	—	101	1	1,783	54	1
Cash denominated in foreign currencies at market value+	—	—	—	—	3,163	—	—
Restricted cash+	11,776	4,229	—	—	—	—	2,221
Investment securities sold receivable	39,085	1,696	4,651	—	8,877	1,401	426
Dividends and interest receivable	72,645	321	1,469	72	3,421	1,419	531
Capital shares sold receivable	45,849	359	4,902	178	3,629	786	2,949
Receivable from affiliates	136	262	—	38	148	4	17
Unrealized appreciation on forward foreign currency contracts	5,397	—	—	—	1,258	—	—
Variation margin receivable	—	—	—	—	819	—	—
Prepaid and other assets	587	54	54	37	118	47	79
Total Assets	25,733,831	312,749	608,507	110,829	3,020,779	485,562	1,521,919

LIABILITIES
Investment securities purchased payable	47,346	220	1,863	—	9,735	4,810	2,066
Capital shares redeemed payable	56,153	1,735	634	402	14,457	614	3,074
Trustees and Chief Compliance Officer fees payable	790	4	22	3	512	63	81
Overdraft due to custodian	—	418	—	—	—	—	—
Distribution and service fees payable	888	9	24	3	86	11	44
Shareholder servicing payable	7,537	171	132	57	1,754	189	480
Investment management fee payable	1,178	25	35	8	209	36	105
Accounting services fee payable	22	8	14	5	23	12	22
Unrealized depreciation on forward foreign currency contracts	—	39	—	—	7,544	—	—
Written options at market value+	73,638	—	—	—	—	65	1,041
Other liabilities	2,984	76	33	15	578	32	75
Total Liabilities	190,536	2,705	2,757	493	34,898	5,832	6,988
Total Net Assets	$25,543,295	$310,044	$605,750	$110,336	$2,985,881	$479,730	$1,514,931

NET ASSETS
Capital paid in (shares authorized – unlimited)	$23,575,950	$374,899	$510,088	$101,754	$5,034,019	$397,751	$1,134,238
Undistributed (distributions in excess of) net investment income	486,942	(1,176)	394	(500)	(9,411)	554	(10,431)
Accumulated net realized gain (loss)	(5,153,793)	(75,681)	4,096	(19,293)	(1,942,012)	(49,506)	712
Net unrealized appreciation (depreciation)	6,634,196	12,002	91,172	28,375	(96,715)	130,931	390,412
Total Net Assets	$25,543,295	$310,044	$605,750	$110,336	$2,985,881	$479,730	$1,514,931

CAPITAL SHARES OUTSTANDING:
Class A	294,297	17,198	13,099	6,173	88,549	13,381	16,761
Class B	27,630	592	1,580	361	5,749	323	1,095
Class C	322,725	5,599	8,398	1,519	32,629	617	7,054
Class E	1,987	10	7	10	384	66	211
Class I	320,184	5,692	2,555	477	32,233	206	5,531
Class R	4,268	53	N/A	N/A	3,421	73	1,349
Class Y	44,709	449	4,066	599	18,647	7,211	11,274

NET ASSET VALUE PER SHARE:
Class A	$25.36	$10.52	$20.42	$12.16	$16.82	$21.94	$34.91
Class B	24.38	10.27	20.29	11.54	14.87	21.43	30.79
Class C	24.51	10.30	20.35	11.65	14.46	21.63	31.71
Class E	25.41	10.51	20.50	12.30	17.04	21.94	34.88
Class I	25.62	10.56	20.40	12.39	17.27	22.04	37.42
Class R	25.16	10.41	N/A	N/A	16.64	21.93	34.64
Class Y	25.41	10.51	20.42	12.26	17.09	21.96	36.49

+COST
Investments in unaffiliated securities at cost	$16,906,603	$267,300	$506,158	$82,128	$2,780,875	$350,995	$1,075,098
Investments in affiliated securities at cost	470,433	—	—	—	305,908	—	50,422
Bullion at cost	1,518,361	26,683	—	—	—	—	—
Cash denominated in foreign currencies at cost	—	—	—	—	3,169	—	—
Written options premiums received at cost	45,395	—	—	—	—	140	1,277

See Accompanying Notes to Financial Statements.

40	SEMIANNUAL REPORT	2012

STATEMENTS OF OPERATIONS

Ivy Funds	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)

(In thousands)	Ivy Asset Strategy Fund	Ivy Asset Strategy New Opportunities Fund	Ivy Balanced Fund		Ivy Energy Fund	Ivy Global Natural Resources Fund	Ivy Real Estate Securities Fund	Ivy Science and Technology Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$308,231	$3,793	$3,519		$650	$24,849	$5,045	$3,193
Dividends from affiliated securities	12,037	—	—		—	2,475	—	—
Foreign dividend withholding tax	(19,920)	(192)	(42)		(16)	(1,644)	(38)	(66)
Interest and amortization from unaffiliated securities	43,238	19	1,652		3	—	11	306
Foreign interest withholding tax	— *	(1)	—		—	—	—	—
Total Investment Income	343,586	3,619	5,129		637	25,680	5,018	3,433

EXPENSES
Investment management fee	70,837	1,649	1,806		483	13,823	2,097	5,949
Distribution and service fees:
Class A	9,391	236	287		98	1,921	356	677
Class B	3,311	31	135		20	464	35	156
Class C	39,494	314	716		90	2,528	63	1,059
Class E	61	— *	—	*	— *	8	2	8
Class R	256	1	N/A		N/A	147	4	105
Class Y	1,390	7	95		9	456	194	483
Shareholder servicing:
Class A	5,399	321	197		153	2,933	641	655
Class B	410	11	24		8	193	28	44
Class C	3,834	62	78		17	524	24	195
Class E	92	— *	—	*	— *	36	7	27
Class I	6,356	56	34		5	617	3	155
Class R	131	1	N/A		N/A	75	2	54
Class Y	887	5	57		6	296	117	298
Registration fees	279	50	58		39	67	53	55
Custodian fees	1,728	94	11		3	331	13	72
Trustees and Chief Compliance Officer fees	369	5	7		2	65	8	22
Accounting services fee	136	57	75		33	136	71	136
Professional fees	295	31	18		17	57	25	29
Other	1,596	19	33		22	32	18	46
Total Expenses	146,252	2,950	3,631		1,005	24,709	3,761	10,225
Less:
Expenses in excess of limit	(136)	(263)	—		(38)	(148)	(4)	(18)
Total Net Expenses	146,116	2,687	3,631		967	24,561	3,757	10,207
Net Investment Income (Loss)	197,470	932	1,498		(330)	1,119	1,261	(6,774)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	23,257	(9,450)	4,357		164	(266,290)	13,921	(3,866)
Investments in affiliated securities	60,482	—	—		—	(54,506)	—	1,094
Futures contracts	—	—	—		—	(2,636)	—	—
Written options	151,492	(52)	—		—	—	213	619
Swap agreements	2,223	—	—		—	—	—	—
Forward foreign currency contracts	56,960	—	—		—	2,413	—	—
Foreign currency exchange transactions	(1,768)	(80)	—		(1)	(338)	— *	(23)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(369,445)	(4,812)	7,979		(5,122)	(3,045)	(468)	41,829
Investments in affiliated securities	(198,995)	—	—		—	68,647	—	25,953
Futures contracts	—	—	—		—	14,250	—	—
Written options	(69,328)	(25)	—		—	—	123	136
Swap agreements	382	—	—		—	—	—	—
Forward foreign currency contracts	(5,637)	(39)	—		—	(3,058)	—	—
Foreign currency exchange transactions	(164)	13	—		— *	16	— *	1
Net Realized and Unrealized Gain (Loss)	(350,541)	(14,445)	12,336		(4,959)	(244,547)	13,789	65,743
Net Increase (Decrease) in Net Assets Resulting from Operations	$(153,071)	$(13,513)	$13,834		$(5,289)	$(243,428)	$15,050	$58,969

*Not	shown due to rounding.

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	41

STATEMENT OF CHANGES IN NET ASSETS

Ivy Funds

	Ivy Asset Strategy Fund		Ivy Asset Strategy New Opportunities Fund		Ivy Balanced Fund
(In thousands)	Six months ended 9-30-12 (Unaudited)	Year ended 3-31-12	Six months ended 9-30-12 (Unaudited)	Year ended 3-31-12	Six months ended 9-30-12 (Unaudited)	Year ended 3-31-12
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$197,470	$160,033	$932	$(1,022)	$1,498	$2,423
Net realized gain (loss) on investments	292,646	(322,571)	(9,582)	(64,714)	4,357	81
Net change in unrealized appreciation (depreciation)	(643,187)	271,113	(4,863)	(21,611)	7,979	28,982
Net Increase (Decrease) in Net Assets Resulting from Operations	(153,071)	108,575	(13,513)	(87,347)	13,834	31,486

Distributions to Shareholders From:
Net investment income:
Class A	—	(95,820)	—	—	(656)	(1,453)
Class B	—	(2,855)	—	—	(2)	(39)
Class C	—	(39,773)	—	—	(35)	(285)
Class E	—	(527)	—	—	— *	(1)
Class I	—	(101,243)	—	(144)	(173)	(338)
Class R	—	(744)	—	—	N/A	N/A
Class Y	—	(12,815)	—	—	(218)	(601)
Net realized gains:
Class A	—	—	—	—	—	(768)
Class B	—	—	—	—	—	(85)
Class C	—	—	—	—	—	(465)
Class E	—	—	—	—	—	— *
Class I	—	—	—	—	—	(137)
Class R	—	—	—	—	N/A	N/A
Class Y	—	—	—	—	—	(300)
Total Distributions to Shareholders	—	(253,777)	—	(144)	(1,084)	(4,472)
Capital Share Transactions	(933,051)	(97,308)	(60,560)	11,694	127,774	178,044
Net Increase (Decrease) in Net Assets	(1,086,122)	(242,510)	(74,073)	(75,797)	140,524	205,058
Net Assets, Beginning of Period	26,629,417	26,871,927	384,117	459,914	465,226	260,168
Net Assets, End of Period	$25,543,295	$26,629,417	$310,044	$384,117	$605,750	$465,226
Undistributed (distributions in excess of) net investment income	$486,942	$291,240	$(1,176)	$(2,028)	$394	$(20)

*	Not shown due to rounding.

See Accompanying Notes to Financial Statements.

42	SEMIANNUAL REPORT	2012

STATEMENT OF CHANGES IN NET ASSETS

Ivy Funds

	Ivy Energy Fund		Ivy Global Natural Resources Fund
(In thousands)	Six months ended 9-30-12 (Unaudited)	Year ended 3-31-12	Six months ended 9-30-12 (Unaudited)	Year ended 3-31-12
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(330)	$(968)	$1,119	$(3,056)
Net realized gain (loss) on investments	163	(4,070)	(321,357)	361,767
Net change in unrealized appreciation (depreciation)	(5,122)	(19,797)	76,810	(2,207,116)
Net Decrease in Net Assets Resulting from Operations	(5,289)	(24,835)	(243,428)	(1,848,405)

Distributions to Shareholders From:
Net investment income:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class E	—	—	—	—
Class I	—	—	—	—
Class R	N/A	N/A	—	—
Class Y	—	—	—	—
Net realized gains:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class E	—	—	—	—
Class I	—	—	—	—
Class R	N/A	N/A	—	—
Class Y	—	—	—	—
Total Distributions to Shareholders	—	—	—	—
Capital Share Transactions	(5,313)	(4,809)	(956,275)	(985,211)
Net Decrease in Net Assets	(10,602)	(29,644)	(1,199,703)	(2,833,616)
Net Assets, Beginning of Period	120,938	150,582	4,185,584	7,019,200
Net Assets, End of Period	$110,336	$120,938	$2,985,881	$4,185,584
Distributions in excess of net investment income	$(500)	$(169)	$(9,411)	$(10,190)

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	43

STATEMENT OF CHANGES IN NET ASSETS

Ivy Funds

	Ivy Real Estate Securities Fund		Ivy Science and Technology Fund
(In thousands)	Six months ended 9-30-12 (Unaudited)	Year ended 3-31-12	Six months ended 9-30-12 (Unaudited)	Year ended 3-31-12
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$1,261	$2,255	$(6,774)	$(14,629)
Net realized gain (loss) on investments	14,134	12,040	(2,176)	66,020
Net change in unrealized appreciation (depreciation)	(345)	24,714	67,919	(33,137)
Net Increase in Net Assets Resulting from Operations	15,050	39,009	58,969	18,254

Distributions to Shareholders From:
Net investment income:
Class A	(616)	(773)	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class E	(3)	(4)	—	—
Class I	(20)	(30)	—	—
Class R	(3)	(4)	—	—
Class Y	(564)	(878)	—	—
Net realized gains:
Class A	—	—	—	(33,000)
Class B	—	—	—	(2,136)
Class C	—	—	—	(14,582)
Class E	—	—	—	(385)
Class I	—	—	—	(10,609)
Class R	—	—	—	(2,402)
Class Y	—	—	—	(23,177)
Total Distributions to Shareholders	(1,206)	(1,689)	—	(86,291)
Capital Share Transactions	16,418	(11,553)	22,593	4,633
Net Increase (Decrease) in Net Assets	30,262	25,767	81,562	(63,404)
Net Assets, Beginning of Period	449,468	423,701	1,433,369	1,496,773
Net Assets, End of Period	$479,730	$449,468	$1,514,931	$1,433,369
Undistributed (distributions in excess of) net investment income	$554	$499	$(10,431)	$(3,634)

See Accompanying Notes to Financial Statements.

44	SEMIANNUAL REPORT	2012

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2012	SEMIANNUAL REPORT	45

FINANCIAL HIGHLIGHTS

Ivy Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY ASSET STRATEGY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Distributions From Return of Capital	Total Distributions
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$25.44	$0.21	(3)	$(0.29)	$(0.08)	$—	$—	$—	$—
Year ended 3-31-2012	25.42	0.20	(3)	0.10	0.30	(0.28)	—	—	(0.28)
Year ended 3-31-2011	22.42	0.24	(3)	2.81	3.05	(0.05)	—	—	(0.05)
Year ended 3-31-2010	18.69	0.16	(3)	3.66	3.82	(0.09)	—	—	(0.09)
Year ended 3-31-2009	27.06	0.24	(3)	(6.18)	(5.94)	(0.04)	(2.38)	(0.01)	(2.43)
Year ended 3-31-2008	20.65	0.21	(3)	6.61	6.82	(0.21)	(0.20)	—	(0.41)
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	24.55	0.12	(3)	(0.29)	(0.17)	—	—	—	—
Year ended 3-31-2012	24.53	0.00	(3)	0.12	0.12	(0.10)	—	—	(0.10)
Year ended 3-31-2011	21.77	0.04	(3)	2.72	2.76	—	—	—	—
Year ended 3-31-2010	18.23	(0.01	)(3)	3.55	3.54	—	—	—	—
Year ended 3-31-2009	26.57	0.05	(3)	(6.05)	(6.00)	—	(2.33)	(0.01)	(2.34)
Year ended 3-31-2008	20.22	(0.02	)(3)	6.50	6.48	—	(0.13)	—	(0.13)
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	24.67	0.12	(3)	(0.28)	(0.16)	—	—	—	—
Year ended 3-31-2012	24.66	0.01	(3)	0.11	0.12	(0.11)	—	—	(0.11)
Year ended 3-31-2011	21.87	0.05	(3)	2.74	2.79	—	—	—	—
Year ended 3-31-2010	18.30	0.01	(3)	3.56	3.57	—	—	—	—
Year ended 3-31-2009	26.64	0.06	(3)	(6.05)	(5.99)	—	(2.34)	(0.01)	(2.35)
Year ended 3-31-2008	20.27	(0.01	)(3)	6.53	6.52	—	(0.15)	—	(0.15)
Class E Shares
Six-month period ended 9-30-2012 (unaudited)	25.49	0.21	(3)	(0.29)	(0.08)	—	—	—	—
Year ended 3-31-2012	25.48	0.19	(3)	0.10	0.29	(0.28)	—	—	(0.28)
Year ended 3-31-2011	22.47	0.22	(3)	2.84	3.06	(0.05)	—	—	(0.05)
Year ended 3-31-2010	18.74	0.17	(3)	3.66	3.83	(0.10)	—	—	(0.10)
Year ended 3-31-2009	27.05	0.24	(3)	(6.19)	(5.95)	—	(2.35)	(0.01)	(2.36)
Year ended 3-31-2008(5)	20.69	0.05	(3)	6.57	6.62	(0.11)	(0.15)	—	(0.26)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	25.67	0.24	(3)	(0.29)	(0.05)	—	—	—	—
Year ended 3-31-2012	25.64	0.25	(3)	0.11	0.36	(0.33)	—	—	(0.33)
Year ended 3-31-2011	22.58	0.26	(3)	2.86	3.12	(0.06)	—	—	(0.06)
Year ended 3-31-2010	18.81	0.17	(3)	3.73	3.90	(0.13)	—	—	(0.13)
Year ended 3-31-2009	27.17	0.31	(3)	(6.23)	(5.92)	(0.05)	(2.38)	(0.01)	(2.44)
Year ended 3-31-2008(5)	20.71	0.34	(3)	6.56	6.90	(0.24)	(0.20)	—	(0.44)
Class R Shares
Six-month period ended 9-30-2012 (unaudited)	25.29	0.16	(3)	(0.29)	(0.13)	—	—	—	—
Year ended 3-31-2012	25.28	0.11	(3)	0.11	0.22	(0.21)	—	—	(0.21)
Year ended 3-31-2011	22.35	0.13	(3)	2.83	2.96	(0.03)	—	—	(0.03)
Year ended 3-31-2010	18.65	0.03	(3)	3.72	3.75	(0.05)	—	—	(0.05)
Year ended 3-31-2009(7)	26.74	0.05		(5.73)	(5.68)	(0.02)	(2.38)	(0.01)	(2.41)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	25.49	0.21	(3)	(0.29)	(0.08)	—	—	—	—
Year ended 3-31-2012	25.46	0.20	(3)	0.11	0.31	(0.28)	—	—	(0.28)
Year ended 3-31-2011	22.46	0.23	(3)	2.82	3.05	(0.05)	—	—	(0.05)
Year ended 3-31-2010	18.72	0.21	(3)	3.63	3.84	(0.10)	—	—	(0.10)
Year ended 3-31-2009	27.08	0.24	(3)	(6.18)	(5.94)	(0.03)	(2.38)	(0.01)	(2.42)
Year ended 3-31-2008	20.67	0.18	(3)	6.62	6.80	(0.19)	(0.20)	—	(0.39)

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(6)	For the fiscal year ended March 31, 2008.

(7)	For the period from July 31, 2008 (commencement of operations of the class) through March 31, 2009.

(8)	For the fiscal year ended March 31, 2009.

46	SEMIANNUAL REPORT	2012

.	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$25.36	-0.32%	$7,464	0.99	%(4)	1.74	%(4)	—%		—%		19%
Year ended 3-31-2012	25.44	1.31	8,019	0.97		0.81		—		—		47
Year ended 3-31-2011	25.42	13.60	9,083	0.99		1.00		—		—		94
Year ended 3-31-2010	22.42	20.46	8,765	1.05		0.79		—		—		96
Year ended 3-31-2009	18.69	-21.41	4,787	1.03		1.05		—		—		279
Year ended 3-31-2008	27.06	33.19	5,379	1.00		0.70		—		—		57
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	24.38	-0.65	674	1.72	(4)	1.00	(4)	—		—		19
Year ended 3-31-2012	24.55	0.54	695	1.76		0.02		—		—		47
Year ended 3-31-2011	24.53	12.68	672	1.80		0.17		—		—		94
Year ended 3-31-2010	21.77	19.42	550	1.88		-0.03		—		—		96
Year ended 3-31-2009	18.23	-22.04	330	1.87		0.22		—		—		279
Year ended 3-31-2008	26.57	32.07	330	1.83		-0.09		—		—		57
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	24.51	-0.65	7,910	1.69	(4)	1.03	(4)	—		—		19
Year ended 3-31-2012	24.67	0.56	8,416	1.71		0.06		—		—		47
Year ended 3-31-2011	24.66	12.76	8,851	1.74		0.24		—		—		94
Year ended 3-31-2010	21.87	19.51	7,733	1.80		0.05		—		—		96
Year ended 3-31-2009	18.30	-21.96	4,644	1.80		0.29		—		—		279
Year ended 3-31-2008	26.64	32.18	4,854	1.77		-0.07		—		—		57
Class E Shares
Six-month period ended 9-30-2012 (unaudited)	25.41	-0.31	50	1.00	(4)	1.71	(4)	1.23	(4)	1.48	(4)	19
Year ended 3-31-2012	25.49	1.26	50	1.00		0.77		1.23		0.55		47
Year ended 3-31-2011	25.48	13.63	44	1.00		0.95		1.39		0.56		94
Year ended 3-31-2010	22.47	20.45	32	1.00		0.84		1.56		0.28		96
Year ended 3-31-2009	18.74	-21.44	17	0.93		1.24		1.18		0.99		279
Year ended 3-31-2008(5)	27.05	32.15	11	1.63	(4)	-0.05	(4)	—		—		57	(6)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	25.62	-0.20	8,201	0.76	(4)	1.95	(4)	—		—		19
Year ended 3-31-2012	25.67	1.57	8,180	0.75		1.03		—		—		47
Year ended 3-31-2011	25.64	13.84	6,986	0.77		1.14		—		—		94
Year ended 3-31-2010	22.58	20.74	3,973	0.81		0.92		—		—		96
Year ended 3-31-2009	18.81	-21.20	360	0.79		1.35		—		—		279
Year ended 3-31-2008(5)	27.17	33.45	104	0.82	(4)	0.84	(4)	—		—		57	(6)
Class R Shares
Six-month period ended 9-30-2012 (unaudited)	25.16	-0.48	108	1.35	(4)	1.36	(4)	—		—		19
Year ended 3-31-2012	25.29	0.96	102	1.33		0.45		—		—		47
Year ended 3-31-2011	25.28	13.24	68	1.31		0.57		—		—		94
Year ended 3-31-2010	22.35	20.12	28	1.33		0.20		—		—		96
Year ended 3-31-2009(7)	18.65	-20.65	1	1.99	(4)	1.36	(4)	—		—		279	(8)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	25.41	-0.31	1,136	0.99	(4)	1.72	(4)	1.00	(4)	1.71	(4)	19
Year ended 3-31-2012	25.49	1.35	1,167	0.97		0.80		1.00		0.77		47
Year ended 3-31-2011	25.46	13.59	1,167	0.99		0.99		1.02		0.96		94
Year ended 3-31-2010	22.46	20.51	1,024	1.00		0.93		1.11		0.82		96
Year ended 3-31-2009	18.72	-21.39	1,453	1.03		1.05		1.09		0.99		279
Year ended 3-31-2008	27.08	33.07	1,573	1.07		0.57		—		—		57

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	47

FINANCIAL HIGHLIGHTS

Ivy Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY ASSET STRATEGY NEW OPPORTUNITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$10.77	$0.03	(3)	$(0.28)	$(0.25)	$—	$—	$—
Year ended 3-31-2012	12.63	(0.01	)(3)	(1.85)	(1.86)	—	—	—
Year ended 3-31-2011(5)	10.00	(0.10	)(3)	2.73	2.63	—	—	—
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	10.57	(0.02	)(3)	(0.28)	(0.30)	—	—	—
Year ended 3-31-2012	12.52	(0.13	)(3)	(1.82)	(1.95)	—	—	—
Year ended 3-31-2011(5)	10.00	(0.19	)(3)	2.71	2.52	—	—	—
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	10.59	(0.01	)(3)	(0.28)	(0.29)	—	—	—
Year ended 3-31-2012	12.53	(0.11	)(3)	(1.83)	(1.94)	—	—	—
Year ended 3-31-2011(5)	10.00	(0.20	)(3)	2.73	2.53	—	—	—
Class E Shares(7)
Six-month period ended 9-30-2012 (unaudited)	10.77	0.03	(3)	(0.29)	(0.26)	—	—	—
Year ended 3-31-2012	12.63	(0.01	)(3)	(1.85)	(1.86)	—	—	—
Year ended 3-31-2011(5)	10.00	(0.07	)(3)	2.70	2.63	—	—	—
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	10.80	0.05	(3)	(0.29)	(0.24)	—	—	—
Year ended 3-31-2012	12.65	0.02	(3)	(1.85)	(1.83)	(0.02)	—	(0.02)
Year ended 3-31-2011(5)	10.00	(0.08	)(3)	2.73	2.65	—	—	—
Class R Shares
Six-month period ended 9-30-2012 (unaudited)	10.69	0.01	(3)	(0.29)	(0.28)	—	—	—
Year ended 3-31-2012	12.58	(0.06	)(3)	(1.83)	(1.89)	—	—	—
Year ended 3-31-2011(5)	10.00	(0.12	)(3)	2.70	2.58	—	—	—
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	10.77	0.04	(3)	(0.30)	(0.26)	—	—	—
Year ended 3-31-2012	12.63	(0.01	)(3)	(1.85)	(1.86)	—	—	—
Year ended 3-31-2011(5)	10.00	(0.10	)(3)	2.73	2.63	—	—	—

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	For the period from May 3, 2010 (commencement of operations of the class) through March 31, 2011.

(6)	For the fiscal year ended March 31, 2011.

(7)	Class is closed to investment.

48	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$10.52	-2.32%	$181		1.50	%(4)	0.68	%(4)	1.75	%(4)	0.43	%(4)	8%
Year ended 3-31-2012	10.77	-14.73	214		1.50		-0.11		1.68		-0.29		54
Year ended 3-31-2011(5)	12.63	26.30	246		1.50	(4)	-0.97	(4)	1.71	(4)	-1.18	(4)	36	(6)
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	10.27	-2.84	6		2.49	(4)	-0.33	(4)	—		—		8
Year ended 3-31-2012	10.57	-15.58	7		2.49		-1.16		—		—		54
Year ended 3-31-2011(5)	12.52	25.20	7		2.43	(4)	-1.84	(4)	2.48	(4)	-1.89	(4)	36	(6)
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	10.30	-2.74	57		2.35	(4)	-0.15	(4)	—		—		8
Year ended 3-31-2012	10.59	-15.48	74		2.37		-0.98		—		—		54
Year ended 3-31-2011(5)	12.53	25.30	86		2.34	(4)	-1.85	(4)	2.39	(4)	-1.90	(4)	36	(6)
Class E Shares(7)
Six-month period ended 9-30-2012 (unaudited)	10.51	-2.32	—	*	1.50	(4)	0.62	(4)	1.55	(4)	0.57	(4)	8
Year ended 3-31-2012	10.77	-14.73	—	*	1.50		-0.11		—		—		54
Year ended 3-31-2011(5)	12.63	26.30	—	*	1.50	(4)	-0.72	(4)	1.58	(4)	-0.80	(4)	36	(6)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	10.56	-2.22	60		1.25	(4)	0.97	(4)	1.32	(4)	0.90	(4)	8
Year ended 3-31-2012	10.80	-14.48	81		1.25		0.17		1.31		0.11		54
Year ended 3-31-2011(5)	12.65	26.50	109		1.25	(4)	-0.77	(4)	1.40	(4)	-0.92	(4)	36	(6)
Class R Shares
Six-month period ended 9-30-2012 (unaudited)	10.41	-2.62	1		1.90	(4)	0.21	(4)	—		—		8
Year ended 3-31-2012	10.69	-15.02	1		1.89		-0.59		—		—		54
Year ended 3-31-2011(5)	12.58	25.80	1		1.92	(4)	-1.15	(4)	1.97	(4)	-1.20	(4)	36	(6)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	10.51	-2.32	5		1.50	(4)	0.77	(4)	1.60	(4)	0.67	(4)	8
Year ended 3-31-2012	10.77	-14.73	7		1.50		-0.09		1.58		-0.16		54
Year ended 3-31-2011(5)	12.63	26.30	12		1.50	(4)	-0.94	(4)	1.67	(4)	-1.11	(4)	36	(6)

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	49

FINANCIAL HIGHLIGHTS

Ivy Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY BALANCED FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$20.03	$0.08	(3)	$0.37	$0.45	$(0.06)	$—	$(0.06)
Year ended 3-31-2012	19.08	0.17	(3)	1.05	1.22	(0.18)	(0.09)	(0.27)
Year ended 3-31-2011	16.73	0.18	(3)	2.34	2.52	(0.17)	—	(0.17)
Year ended 3-31-2010	13.01	0.21	(3)	3.72	3.93	(0.21)	—	(0.21)
Year ended 3-31-2009	16.64	0.16		(3.63)	(3.47)	(0.16)	—	(0.16)
Year ended 3-31-2008	16.18	0.20		0.97	1.17	(0.20)	(0.51)	(0.71)
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	19.93	0.00	*(3)	0.36	0.36	0.00 *	—	(0.00)*
Year ended 3-31-2012	18.99	0.02	(3)	1.05	1.07	(0.04)	(0.09)	(0.13)
Year ended 3-31-2011	16.67	0.04	(3)	2.33	2.37	(0.05)	—	(0.05)
Year ended 3-31-2010	12.97	0.08	(3)	3.71	3.79	(0.09)	—	(0.09)
Year ended 3-31-2009	16.60	0.04		(3.64)	(3.60)	(0.03)	—	(0.03)
Year ended 3-31-2008	16.14	0.04		0.97	1.01	(0.04)	(0.51)	(0.55)
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	19.98	0.01	(3)	0.37	0.38	(0.01)	—	(0.01)
Year ended 3-31-2012	19.03	0.04	(3)	1.06	1.10	(0.06)	(0.09)	(0.15)
Year ended 3-31-2011	16.69	0.07	(3)	2.34	2.41	(0.07)	—	(0.07)
Year ended 3-31-2010	12.98	0.12	(3)	3.71	3.83	(0.12)	—	(0.12)
Year ended 3-31-2009	16.61	0.07	(3)	(3.64)	(3.57)	(0.06)	—	(0.06)
Year ended 3-31-2008	16.15	0.07		0.97	1.04	(0.07)	(0.51)	(0.58)
Class E Shares(5)
Six-month period ended 9-30-2012 (unaudited)	20.02	0.09	(3)	0.46	0.55	(0.07)	—	(0.07)
Year ended 3-31-2012	19.06	0.21	(3)	1.04	1.25	(0.20)	(0.09)	(0.29)
Year ended 3-31-2011	16.74	0.22	(3)	2.34	2.56	(0.24)	—	(0.24)
Year ended 3-31-2010	13.02	0.25	(3)	3.72	3.97	(0.25)	—	(0.25)
Year ended 3-31-2009	16.65	0.21		(3.65)	(3.44)	(0.19)	—	(0.19)
Year ended 3-31-2008(6)	16.21	0.24		0.94	1.18	(0.23)	(0.51)	(0.74)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	20.01	0.10	(3)	0.37	0.47	(0.08)	—	(0.08)
Year ended 3-31-2012	19.04	0.22	(3)	1.06	1.28	(0.22)	(0.09)	(0.31)
Year ended 3-31-2011	16.74	0.21	(3)	2.37	2.58	(0.28)	—	(0.28)
Year ended 3-31-2010	13.01	0.20	(3)	3.80	4.00	(0.27)	—	(0.27)
Year ended 3-31-2009	16.65	0.09		(3.52)	(3.43)	(0.21)	—	(0.21)
Year ended 3-31-2008(6)	16.21	0.26		0.95	1.21	(0.26)	(0.51)	(0.77)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	20.03	0.08	(3)	0.37	0.45	(0.06)	—	(0.06)
Year ended 3-31-2012	19.08	0.18	(3)	1.05	1.23	(0.19)	(0.09)	(0.28)
Year ended 3-31-2011	16.73	0.20	(3)	2.34	2.54	(0.19)	—	(0.19)
Year ended 3-31-2010	13.01	0.24	(3)	3.71	3.95	(0.23)	—	(0.23)
Year ended 3-31-2009	16.64	0.19		(3.65)	(3.46)	(0.17)	—	(0.17)
Year ended 3-31-2008	16.18	0.22		0.97	1.19	(0.22)	(0.51)	(0.73)

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	Class is closed to investment.

(6)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(7)	For the fiscal year ended March 31, 2008.

50	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$20.42	2.23%	$268		1.20	%(4)	0.78	%(4)	18%
Year ended 3-31-2012	20.03	6.52	205		1.23		0.90		37
Year ended 3-31-2011	19.08	15.18	114		1.30		1.03		43
Year ended 3-31-2010	16.73	30.35	81		1.37		1.38		57
Year ended 3-31-2009	13.01	-20.98	68		1.36		1.12		57
Year ended 3-31-2008	16.64	7.05	63		1.38		1.16		9
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	20.29	1.87	32		1.95	(4)	0.03	(4)	18
Year ended 3-31-2012	19.93	5.72	23		2.02		0.10		37
Year ended 3-31-2011	18.99	14.25	11		2.09		0.24		43
Year ended 3-31-2010	16.67	29.26	7		2.20		0.53		57
Year ended 3-31-2009	12.97	-21.73	4		2.28		0.22		57
Year ended 3-31-2008	16.60	6.08	3		2.30		0.24		9
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	20.35	1.88	171		1.88	(4)	0.10	(4)	18
Year ended 3-31-2012	19.98	5.84	128		1.92		0.21		37
Year ended 3-31-2011	19.03	14.50	69		1.89		0.43		43
Year ended 3-31-2010	16.69	29.59	42		1.99		0.78		57
Year ended 3-31-2009	12.98	-21.53	49		1.96		0.49		57
Year ended 3-31-2008	16.61	6.27	4		2.11		0.42		9
Class E Shares(5)
Six-month period ended 9-30-2012 (unaudited)	20.50	2.74	—	*	1.04	(4)	0.95	(4)	18
Year ended 3-31-2012	20.02	6.71	—	*	1.05		1.11		37
Year ended 3-31-2011	19.06	15.43	—	*	1.10		1.24		43
Year ended 3-31-2010	16.74	30.66	—	*	1.12		1.62		57
Year ended 3-31-2009	13.02	-20.77	—	*	1.12		1.38		57
Year ended 3-31-2008(6)	16.65	7.11	—	*	1.15	(4)	1.39	(4)	9	(7)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	20.40	2.34	52		0.93	(4)	1.05	(4)	18
Year ended 3-31-2012	20.01	6.88	39		0.94		1.17		37
Year ended 3-31-2011	19.04	15.58	18		0.97		1.20		43
Year ended 3-31-2010	16.74	30.93	2		1.00		1.67		57
Year ended 3-31-2009	13.01	-20.72	—	*	0.99		1.34		57
Year ended 3-31-2008(6)	16.65	7.25	—	*	1.04	(4)	1.51	(4)	9	(7)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	20.42	2.23	83		1.17	(4)	0.80	(4)	18
Year ended 3-31-2012	20.03	6.57	70		1.19		0.96		37
Year ended 3-31-2011	19.08	15.29	48		1.22		1.10		43
Year ended 3-31-2010	16.73	30.51	40		1.24		1.52		57
Year ended 3-31-2009	13.01	-20.89	38		1.24		1.26		57
Year ended 3-31-2008	16.64	7.16	27		1.28		1.27		9

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	51

FINANCIAL HIGHLIGHTS

Ivy Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY ENERGY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$12.68	$(0.03	)(3)	$(0.49)	$(0.52)	$—	$—	$—
Year ended 3-31-2012	15.11	(0.09	)(3)	(2.34)	(2.43)	—	—	—
Year ended 3-31-2011	11.11	(0.07	)(3)	4.07	4.00	—	—	—
Year ended 3-31-2010	7.27	(0.04	)(3)	3.88	3.84	—	—	—
Year ended 3-31-2009	13.67	(0.05	)(3)	(6.35)	(6.40)	—	—	—
Year ended 3-31-2008	10.35	(0.07	)(3)	3.41	3.34	—	(0.02)	(0.02)
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	12.08	(0.08	)(3)	(0.46)	(0.54)	—	—	—
Year ended 3-31-2012	14.52	(0.18	)(3)	(2.26)	(2.44)	—	—	—
Year ended 3-31-2011	10.77	(0.17	)(3)	3.92	3.75	—	—	—
Year ended 3-31-2010	7.12	(0.14	)(3)	3.79	3.65	—	—	—
Year ended 3-31-2009	13.52	(0.16	)(3)	(6.24)	(6.40)	—	—	—
Year ended 3-31-2008	10.29	(0.16	)(3)	3.39	3.23	—	—	—
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	12.19	(0.06	)(3)	(0.48)	(0.54)	—	—	—
Year ended 3-31-2012	14.62	(0.16	)(3)	(2.27)	(2.43)	—	—	—
Year ended 3-31-2011	10.82	(0.15	)(3)	3.95	3.80	—	—	—
Year ended 3-31-2010	7.14	(0.12	)(3)	3.80	3.68	—	—	—
Year ended 3-31-2009	13.55	(0.12	)(3)	(6.29)	(6.41)	—	—	—
Year ended 3-31-2008	10.30	(0.14	)(3)	3.39	3.25	—	—	—
Class E Shares(5)
Six-month period ended 9-30-2012 (unaudited)	12.81	(0.01	)(3)	(0.50)	(0.51)	—	—	—
Year ended 3-31-2012	15.22	(0.05	)(3)	(2.36)	(2.41)	—	—	—
Year ended 3-31-2011	11.16	(0.04	)(3)	4.10	4.06	—	—	—
Year ended 3-31-2010	7.29	(0.02	)(3)	3.89	3.87	—	—	—
Year ended 3-31-2009	13.69	(0.04	)(3)	(6.36)	(6.40)	—	—	—
Year ended 3-31-2008(6)	10.48	0.08	(3)	3.19	3.27	—	(0.06)	(0.06)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	12.90	0.00	(3)	(0.51)	(0.51)	—	—	—
Year ended 3-31-2012	15.31	(0.03	)(3)	(2.38)	(2.41)	—	—	—
Year ended 3-31-2011	11.21	(0.03	)(3)	4.13	4.10	—	—	—
Year ended 3-31-2010	7.32	(0.01	)(3)	3.90	3.89	—	—	—
Year ended 3-31-2009	13.72	(0.03	)(3)	(6.37)	(6.40)	—	—	—
Year ended 3-31-2008(6)	10.51	0.10	(3)	3.19	3.29	—	(0.08)	(0.08)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	12.77	(0.02	)(3)	(0.49)	(0.51)	—	—	—
Year ended 3-31-2012	15.20	(0.07	)(3)	(2.36)	(2.43)	—	—	—
Year ended 3-31-2011	11.16	(0.06	)(3)	4.10	4.04	—	—	—
Year ended 3-31-2010	7.30	(0.04	)(3)	3.90	3.86	—	—	—
Year ended 3-31-2009	13.73	(0.07	)(3)	(6.36)	(6.43)	—	—	—
Year ended 3-31-2008	10.38	(0.07	)(3)	3.46	3.39	—	(0.04)	(0.04)

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	Class is closed to investment.

(6)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(7)	For the fiscal year ended March 31, 2008.

52	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$12.16	-4.10%	$75		1.60	%(4)	-0.48	%(4)	1.69	%(4)	-0.57	%(4)	17%
Year ended 3-31-2012	12.68	-16.08	85		1.60		-0.66		—		—		20
Year ended 3-31-2011	15.11	36.00	101		1.60		-0.59		1.66		-0.65		22
Year ended 3-31-2010	11.11	52.82	63		1.60		-0.42		1.79		-0.61		15
Year ended 3-31-2009	7.27	-46.82	30		1.60		-0.47		1.91		-0.78		48
Year ended 3-31-2008	13.67	32.27	27		1.66		-0.53		2.01		-0.88		35
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	11.54	-4.55	4		2.46	(4)	-1.35	(4)	—		—		17
Year ended 3-31-2012	12.08	-16.74	4		2.41		-1.47		—		—		20
Year ended 3-31-2011	14.52	34.82	5		2.50		-1.49		—		—		22
Year ended 3-31-2010	10.77	51.26	3		2.60		-1.40		2.68		-1.48		15
Year ended 3-31-2009	7.12	-47.34	2		2.60		-1.48		2.78		-1.66		48
Year ended 3-31-2008	13.52	31.39	2		2.44		-1.26		2.79		-1.61		35
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	11.65	-4.43	18		2.25	(4)	-1.13	(4)	—		—		17
Year ended 3-31-2012	12.19	-16.62	20		2.23		-1.30		—		—		20
Year ended 3-31-2011	14.62	35.12	25		2.29		-1.29		—		—		22
Year ended 3-31-2010	10.82	51.54	13		2.38		-1.19		—		—		15
Year ended 3-31-2009	7.14	-47.31	9		2.50		-1.30		2.50		-1.30		48
Year ended 3-31-2008	13.55	31.55	3		2.28		-1.09		2.63		-1.44		35
Class E Shares(5)
Six-month period ended 9-30-2012 (unaudited)	12.30	-3.90	—	*	1.32	(4)	-0.20	(4)	—		—		17
Year ended 3-31-2012	12.81	-15.83	—	*	1.30		-0.36		—		—		20
Year ended 3-31-2011	15.22	36.38	—	*	1.34		-0.33		—		—		22
Year ended 3-31-2010	11.16	53.09	—	*	1.39		-0.19		—		—		15
Year ended 3-31-2009	7.29	-46.75	—	*	1.46		-0.38		1.46		-0.38		48
Year ended 3-31-2008(6)	13.69	31.15	—	*	1.31	(4)	-0.06	(4)	1.66	(4)	-0.41	(4)	35	(7)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	12.39	-3.88	6		1.22	(4)	-0.08	(4)	—		—		17
Year ended 3-31-2012	12.90	-15.74	5		1.19		-0.26		—		—		20
Year ended 3-31-2011	15.31	36.57	10		1.22		-0.23		—		—		22
Year ended 3-31-2010	11.21	53.14	2		1.24		-0.13		—		—		15
Year ended 3-31-2009	7.32	-46.65	—	*	1.39		-0.27		1.39		-0.27		48
Year ended 3-31-2008(6)	13.72	31.26	—	*	1.19	(4)	0.05	(4)	1.54	(4)	-0.30	(4)	35	(7)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	12.26	-3.99	7		1.46	(4)	-0.33	(4)	—		—		17
Year ended 3-31-2012	12.77	-15.99	7		1.45		-0.52		—		—		20
Year ended 3-31-2011	15.20	36.20	9		1.49		-0.48		—		—		22
Year ended 3-31-2010	11.16	52.88	5		1.52		-0.36		—		—		15
Year ended 3-31-2009	7.30	-46.83	2		1.60		-0.59		1.65		-0.64		48
Year ended 3-31-2008	13.73	32.67	5		1.55		-0.51		1.90		-0.86		35

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	53

FINANCIAL HIGHLIGHTS

Ivy Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY GLOBAL NATURAL RESOURCES FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$17.76	$0.00	(3)	$(0.94)	$(0.94)	$—	$—	$—
Year ended 3-31-2012	24.20	(0.01	)(3)	(6.43)	(6.44)	—	—	—
Year ended 3-31-2011	18.60	(0.04	)(3)	5.64	5.60	—	—	—
Year ended 3-31-2010	11.08	(0.10	)(3)	7.62	7.52	—	—	—
Year ended 3-31-2009	36.53	0.02		(21.13)	(21.11)	(0.03)	(4.31)	(4.34)
Year ended 3-31-2008	31.67	0.05	(3)	8.54	8.59	(0.52)	(3.21)	(3.73)
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	15.76	(0.05	)(3)	(0.84)	(0.89)	—	—	—
Year ended 3-31-2012	21.65	(0.15	)(3)	(5.74)	(5.89)	—	—	—
Year ended 3-31-2011	16.77	(0.18	)(3)	5.06	4.88	—	—	—
Year ended 3-31-2010	10.08	(0.21	)(3)	6.90	6.69	—	—	—
Year ended 3-31-2009	34.27	(0.10)		(19.82)	(19.92)	—	(4.27)	(4.27)
Year ended 3-31-2008	29.78	(0.23	)(3)	8.00	7.77	(0.07)	(3.21)	(3.28)
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	15.31	(0.04	)(3)	(0.81)	(0.85)	—	—	—
Year ended 3-31-2012	21.00	(0.12	)(3)	(5.57)	(5.69)	—	—	—
Year ended 3-31-2011	16.25	(0.15	)(3)	4.90	4.75	—	—	—
Year ended 3-31-2010	9.75	(0.18	)(3)	6.68	6.50	—	—	—
Year ended 3-31-2009	33.47	(0.13)		(19.32)	(19.45)	—	(4.27)	(4.27)
Year ended 3-31-2008	29.19	(0.20	)(3)	7.86	7.66	(0.17)	(3.21)	(3.38)
Class E Shares
Six-month period ended 9-30-2012 (unaudited)	17.96	0.02	(3)	(0.94)	(0.92)	—	—	—
Year ended 3-31-2012	24.45	0.01	(3)	(6.50)	(6.49)	—	—	—
Year ended 3-31-2011	18.76	(0.02	)(3)	5.71	5.69	—	—	—
Year ended 3-31-2010	11.16	(0.07	)(3)	7.67	7.60	—	—	—
Year ended 3-31-2009	36.41	(0.06	)(3)	(20.98)	(21.04)	—	(4.21)	(4.21)
Year ended 3-31-2008(5)	32.00	0.03		7.94	7.97	(0.35)	(3.21)	(3.56)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	18.19	0.04	(3)	(0.96)	(0.92)	—	—	—
Year ended 3-31-2012	24.69	0.06	(3)	(6.56)	(6.50)	—	—	—
Year ended 3-31-2011	18.90	0.02	(3)	5.77	5.79	—	—	—
Year ended 3-31-2010	11.22	(0.04	)(3)	7.72	7.68	—	—	—
Year ended 3-31-2009	36.74	0.03	(3)	(21.19)	(21.16)	(0.04)	(4.32)	(4.36)
Year ended 3-31-2008(5)	32.16	0.05	(3)	8.51	8.56	(0.77)	(3.21)	(3.98)
Class R Shares
Six-month period ended 9-30-2012 (unaudited)	17.58	(0.01	)(3)	(0.93)	(0.94)	—	—	—
Year ended 3-31-2012	24.00	(0.05	)(3)	(6.37)	(6.42)	—	—	—
Year ended 3-31-2011	18.47	(0.08	)(3)	5.61	5.53	—	—	—
Year ended 3-31-2010	11.02	(0.12	)(3)	7.57	7.45	—	—	—
Year ended 3-31-2009	36.30	(0.05	)(3)	(20.94)	(20.99)	—	(4.29)	(4.29)
Year ended 3-31-2008	31.62	0.24		8.23	8.47	(0.58)	(3.21)	(3.79)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	18.02	0.03	(3)	(0.96)	(0.93)	—	—	—
Year ended 3-31-2012	24.50	0.03	(3)	(6.51)	(6.48)	—	—	—
Year ended 3-31-2011	18.79	(0.01	)(3)	5.72	5.71	—	—	—
Year ended 3-31-2010	11.17	(0.06	)(3)	7.68	7.62	—	—	—
Year ended 3-31-2009	36.62	0.10		(21.21)	(21.11)	(0.02)	(4.32)	(4.34)
Year ended 3-31-2008	31.84	0.17		8.50	8.67	(0.68)	(3.21)	(3.89)

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(6)	For the fiscal year ended March 31, 2008.

54	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$16.82	-5.24%	$1,490	1.52	%(4)	0.04	%(4)	1.52	%(4)	0.04	%(4)	33%
Year ended 3-31-2012	17.76	-26.61	1,771	1.41		-0.07		—		—		84
Year ended 3-31-2011	24.20	30.11	3,095	1.39		-0.22		—		—		105
Year ended 3-31-2010	18.60	67.87	2,822	1.45		-0.58		—		—		112
Year ended 3-31-2009	11.08	-56.82	1,640	1.40		-0.03		—		—		191
Year ended 3-31-2008	36.53	26.65	5,168	1.27		0.14		—		—		142
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	14.87	-5.65	85	2.30	(4)	-0.73	(4)	2.30	(4)	-0.73	(4)	33
Year ended 3-31-2012	15.76	-27.21	112	2.20		-0.86		—		—		84
Year ended 3-31-2011	21.65	29.10	198	2.21		-1.05		—		—		105
Year ended 3-31-2010	16.77	66.37	186	2.28		-1.39		—		—		112
Year ended 3-31-2009	10.08	-57.15	117	2.19		-0.83		—		—		191
Year ended 3-31-2008	34.27	25.64	345	2.07		-0.64		—		—		142
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	14.46	-5.55	471	2.09	(4)	-0.52	(4)	2.09	(4)	-0.52	(4)	33
Year ended 3-31-2012	15.31	-27.10	603	2.07		-0.73		—		—		84
Year ended 3-31-2011	21.00	29.23	1,072	2.07		-0.91		—		—		105
Year ended 3-31-2010	16.25	66.67	997	2.13		-1.26		—		—		112
Year ended 3-31-2009	9.75	-57.10	539	2.10		-0.74		—		—		191
Year ended 3-31-2008	33.47	25.72	1,749	1.99		-0.58		—		—		142
Class E Shares
Six-month period ended 9-30-2012 (unaudited)	17.04	-5.12	6	1.27	(4)	0.28	(4)	2.26	(4)	-0.71	(4)	33
Year ended 3-31-2012	17.96	-26.54	7	1.27		0.06		2.03		-0.69		84
Year ended 3-31-2011	24.45	30.33	9	1.27		-0.12		2.18		-1.03		105
Year ended 3-31-2010	18.76	68.10	6	1.27		-0.40		2.55		-1.68		112
Year ended 3-31-2009	11.16	-56.83	2	1.66		-0.29		2.68		-1.31		191
Year ended 3-31-2008(5)	36.41	24.42	3	2.29	(4)	-1.02	(4)	—		—		142	(6)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	17.27	-5.06	557	1.05	(4)	0.52	(4)	1.06	(4)	0.52	(4)	33
Year ended 3-31-2012	18.19	-26.33	1,138	1.02		0.32		—		—		84
Year ended 3-31-2011	24.69	30.64	1,756	1.02		0.12		—		—		105
Year ended 3-31-2010	18.90	68.45	1,074	1.04		-0.21		—		—		112
Year ended 3-31-2009	11.22	-56.60	232	1.05		0.22		—		—		191
Year ended 3-31-2008(5)	36.74	26.14	71	1.00	(4)	0.30	(4)	—		—		142	(6)
Class R Shares
Six-month period ended 9-30-2012 (unaudited)	16.64	-5.35	57	1.64	(4)	-0.08	(4)	1.64	(4)	-0.09	(4)	33
Year ended 3-31-2012	17.58	-26.75	66	1.60		-0.26		—		—		84
Year ended 3-31-2011	24.00	29.94	90	1.56		-0.41		—		—		105
Year ended 3-31-2010	18.47	67.60	56	1.57		-0.71		—		—		112
Year ended 3-31-2009	11.02	-56.86	22	1.57		-0.22		—		—		191
Year ended 3-31-2008	36.30	26.31	25	1.55		-0.22		—		—		142
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	17.09	-5.16	320	1.25	(4)	0.33	(4)	1.29	(4)	0.29	(4)	33
Year ended 3-31-2012	18.02	-26.45	491	1.20		0.14		1.27		0.07		84
Year ended 3-31-2011	24.50	30.39	799	1.20		-0.04		1.27		-0.11		105
Year ended 3-31-2010	18.79	68.22	667	1.20		-0.36		1.29		-0.45		112
Year ended 3-31-2009	11.17	-56.67	278	1.20		0.16		1.28		0.08		191
Year ended 3-31-2008	36.62	26.74	813	1.20		0.16		1.26		0.11		142

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	55

FINANCIAL HIGHLIGHTS

Ivy Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY REAL ESTATE SECURITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$21.27	$0.05	(3)	$0.67	$0.72	$(0.05)	$—	$(0.05)
Year ended 3-31-2012	19.42	0.09	(3)	1.82	1.91	(0.06)	—	(0.06)
Year ended 3-31-2011	15.95	0.03	(3)	3.62	3.65	(0.18)	—	(0.18)
Year ended 3-31-2010	8.31	0.19	(3)	7.64	7.83	(0.19)	—	(0.19)
Year ended 3-31-2009	19.34	0.23		(11.00)	(10.77)	(0.26)	— *	(0.26)
Year ended 3-31-2008	26.14	0.19		(4.87)	(4.68)	(0.15)	(1.97)	(2.12)
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	20.85	(0.07	)(3)	0.65	0.58	—	—	—
Year ended 3-31-2012	19.20	(0.12	)(3)	1.77	1.65	—	—	—
Year ended 3-31-2011	15.82	(0.17	)(3)	3.57	3.40	(0.02)	—	(0.02)
Year ended 3-31-2010	8.24	0.03	(3)	7.56	7.59	(0.01)	—	(0.01)
Year ended 3-31-2009	19.15	0.00		(10.85)	(10.85)	(0.06)	— *	(0.06)
Year ended 3-31-2008	25.91	(0.08)		(4.79)	(4.87)	(0.01)	(1.88)	(1.89)
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	21.00	(0.02	)(3)	0.65	0.63	—	—	—
Year ended 3-31-2012	19.27	(0.05	)(3)	1.78	1.73	—	—	—
Year ended 3-31-2011	15.86	(0.10	)(3)	3.59	3.49	(0.08)	—	(0.08)
Year ended 3-31-2010	8.26	0.09	(3)	7.60	7.69	(0.09)	—	(0.09)
Year ended 3-31-2009	19.22	0.09		(10.92)	(10.83)	(0.12)	(0.01)	(0.13)
Year ended 3-31-2008	26.01	0.00		(4.85)	(4.85)	(0.02)	(1.92)	(1.94)
Class E Shares
Six-month period ended 9-30-2012 (unaudited)	21.27	0.06	(3)	0.66	0.72	(0.05)	—	(0.05)
Year ended 3-31-2012	19.43	0.10	(3)	1.81	1.91	(0.07)	—	(0.07)
Year ended 3-31-2011	15.96	0.03	(3)	3.63	3.66	(0.19)	—	(0.19)
Year ended 3-31-2010	8.32	0.19	(3)	7.70	7.89	(0.25)	—	(0.25)
Year ended 3-31-2009	19.36	0.18		(11.00)	(10.82)	(0.22)	— *	(0.22)
Year ended 3-31-2008(5)	26.37	(0.32	)(3)	(4.78)	(5.10)	(0.03)	(1.88)	(1.91)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	21.37	0.11	(3)	0.67	0.78	(0.11)	—	(0.11)
Year ended 3-31-2012	19.52	0.22	(3)	1.80	2.02	(0.17)	—	(0.17)
Year ended 3-31-2011	16.00	0.17	(3)	3.61	3.78	(0.26)	—	(0.26)
Year ended 3-31-2010	8.34	0.06	(3)	7.90	7.96	(0.30)	—	(0.30)
Year ended 3-31-2009	19.43	0.32		(11.03)	(10.71)	(0.37)	(0.01)	(0.38)
Year ended 3-31-2008(5)	26.38	0.18	(3)	(4.92)	(4.74)	(0.24)	(1.97)	(2.21)
Class R Shares
Six-month period ended 9-30-2012 (unaudited)	21.27	0.05	(3)	0.65	0.70	(0.04)	—	(0.04)
Year ended 3-31-2012	19.43	0.09	(3)	1.81	1.90	(0.06)	—	(0.06)
Year ended 3-31-2011	15.95	(0.01	)(3)	3.68	3.67	(0.19)	—	(0.19)
Year ended 3-31-2010	8.31	0.15	(3)	7.73	7.88	(0.24)	—	(0.24)
Year ended 3-31-2009	19.35	0.12	(3)	(10.86)	(10.74)	(0.29)	(0.01)	(0.30)
Year ended 3-31-2008	26.14	0.12		(4.81)	(4.69)	(0.13)	(1.97)	(2.10)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	21.28	0.08	(3)	0.68	0.76	(0.08)	—	(0.08)
Year ended 3-31-2012	19.44	0.16	(3)	1.81	1.97	(0.13)	—	(0.13)
Year ended 3-31-2011	15.95	0.10	(3)	3.62	3.72	(0.23)	—	(0.23)
Year ended 3-31-2010	8.31	0.26	(3)	7.66	7.92	(0.28)	—	(0.28)
Year ended 3-31-2009	19.35	0.26		(10.95)	(10.69)	(0.34)	(0.01)	(0.35)
Year ended 3-31-2008	26.15	0.36		(4.99)	(4.63)	(0.20)	(1.97)	(2.17)

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(6)	For the fiscal year ended March 31, 2008.

56	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$21.94	3.37%	$294		1.68	%(4)	0.47	%(4)	—%		—%		20%
Year ended 3-31-2012	21.27	9.88	276		1.73		0.45		—		—		55
Year ended 3-31-2011	19.42	23.00	247		1.79		0.16		—		—		65
Year ended 3-31-2010	15.95	94.78	178		2.09		1.51		—		—		72
Year ended 3-31-2009	8.31	-56.07	100		1.93		1.41		—		—		42
Year ended 3-31-2008	19.34	-18.13	253		1.67		0.70		—		—		27
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	21.43	2.78	7		2.80	(4)	-0.66	(4)	—		—		20
Year ended 3-31-2012	20.85	8.65	7		2.89		-0.62		—		—		55
Year ended 3-31-2011	19.20	21.51	8		3.01		-0.99		—		—		65
Year ended 3-31-2010	15.82	92.14	7		3.53		0.20		—		—		72
Year ended 3-31-2009	8.24	-56.69	4		3.18		0.29		—		—		42
Year ended 3-31-2008	19.15	-18.98	13		2.71		-0.24		—		—		27
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	21.63	3.00	13		2.38	(4)	-0.21	(4)	—		—		20
Year ended 3-31-2012	21.00	9.03	12		2.49		-0.28		—		—		55
Year ended 3-31-2011	19.27	22.07	12		2.56		-0.52		—		—		65
Year ended 3-31-2010	15.86	93.33	9		2.88		0.72		—		—		72
Year ended 3-31-2009	8.26	-56.47	5		2.79		0.57		—		—		42
Year ended 3-31-2008	19.22	-18.84	13		2.50		0.03		—		—		27
Class E Shares
Six-month period ended 9-30-2012 (unaudited)	21.94	3.37	1		1.66	(4)	0.51	(4)	2.30	(4)	-0.13	(4)	20
Year ended 3-31-2012	21.27	9.90	1		1.67		0.50		2.36		-0.19		55
Year ended 3-31-2011	19.43	23.12	1		1.67		0.16		2.52		-0.69		65
Year ended 3-31-2010	15.96	95.63	1		1.67		1.57		3.45		-0.21		72
Year ended 3-31-2009	8.32	-56.07	—	*	2.12		1.01		3.33		-0.20		42
Year ended 3-31-2008(5)	19.36	-19.55	—	*	2.77	(4)	-1.47	(4)	—		—		27	(6)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	22.04	3.68	5		1.14	(4)	1.04	(4)	—		—		20
Year ended 3-31-2012	21.37	10.46	3		1.15		1.15		—		—		55
Year ended 3-31-2011	19.52	23.84	5		1.16		0.97		—		—		65
Year ended 3-31-2010	16.00	96.35	4		1.27		0.34		—		—		72
Year ended 3-31-2009	8.34	-55.70	1		1.16		2.13		—		—		42
Year ended 3-31-2008(5)	19.43	-18.17	1		1.17	(4)	0.75	(4)	—		—		27	(6)
Class R Shares
Six-month period ended 9-30-2012 (unaudited)	21.93	3.34	2		1.75	(4)	0.44	(4)	—		—		20
Year ended 3-31-2012	21.27	9.84	1		1.73		0.49		—		—		55
Year ended 3-31-2011	19.43	23.17	1		1.70		-0.05		—		—		65
Year ended 3-31-2010	15.95	95.59	—	*	1.73		1.27		—		—		72
Year ended 3-31-2009	8.31	-55.94	—	*	1.70		1.04		—		—		42
Year ended 3-31-2008	19.35	-18.12	—	*	1.68		0.26		—		—		27
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	21.96	3.52	158		1.37	(4)	0.77	(4)	—		—		20
Year ended 3-31-2012	21.28	10.24	149		1.39		0.82		—		—		55
Year ended 3-31-2011	19.44	23.51	150		1.39		0.57		—		—		65
Year ended 3-31-2010	15.95	96.18	109		1.41		2.09		—		—		72
Year ended 3-31-2009	8.31	-55.78	54		1.39		1.77		—		—		42
Year ended 3-31-2008	19.35	-17.89	120		1.38		1.19		—		—		27

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	57

FINANCIAL HIGHLIGHTS

Ivy Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY SCIENCE AND TECHNOLOGY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Distributions From Return of Capital	Total Distributions
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$33.54	$(0.15	)(3)	$1.52	$1.37	$—	$—	$—	$—
Year ended 3-31-2012	35.09	(0.32	)(3)	0.93	0.61	—	(2.16)	—	(2.16)
Year ended 3-31-2011	29.35	(0.25	)(3)	6.39	6.14	—	(0.40)	—	(0.40)
Year ended 3-31-2010	21.07	(0.07	)(3)	8.52	8.45	—	(0.17)	—	(0.17)
Year ended 3-31-2009	27.87	(0.10)		(5.54)	(5.64)	—	(1.15)	(0.01)	(1.16)
Year ended 3-31-2008	28.70	(0.17)		2.78	2.61	—	(3.44)	—	(3.44)
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	29.69	(0.25	)(3)	1.35	1.10	—	—	—	—
Year ended 3-31-2012	31.58	(0.53	)(3)	0.77	0.24	—	(2.13)	—	(2.13)
Year ended 3-31-2011	26.62	(0.47	)(3)	5.75	5.28	—	(0.32)	—	(0.32)
Year ended 3-31-2010	19.19	(0.31	)(3)	7.74	7.43	—	—	—	—
Year ended 3-31-2009	25.68	(0.29)		(5.13)	(5.42)	—	(1.07)	— *	(1.07)
Year ended 3-31-2008	26.66	(0.28)		2.42	2.14	—	(3.12)	—	(3.12)
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	30.57	(0.24	)(3)	1.38	1.14	—	—	—	—
Year ended 3-31-2012	32.41	(0.51	)(3)	0.80	0.29	—	(2.13)	—	(2.13)
Year ended 3-31-2011	27.29	(0.44	)(3)	5.91	5.47	—	(0.35)	—	(0.35)
Year ended 3-31-2010	19.65	(0.26	)(3)	7.93	7.67	—	(0.03)	—	(0.03)
Year ended 3-31-2009	26.21	(0.19)		(5.28)	(5.47)	—	(1.08)	(0.01)	(1.09)
Year ended 3-31-2008	27.14	(0.26)		2.50	2.24	—	(3.17)	—	(3.17)
Class E Shares
Six-month period ended 9-30-2012 (unaudited)	33.48	(0.15	)(3)	1.55	1.40	—	—	—	—
Year ended 3-31-2012	35.04	(0.33	)(3)	0.92	0.59	—	(2.15)	—	(2.15)
Year ended 3-31-2011	29.33	(0.26	)(3)	6.38	6.12	—	(0.41)	—	(0.41)
Year ended 3-31-2010	21.05	(0.06	)(3)	8.52	8.46	—	(0.18)	—	(0.18)
Year ended 3-31-2009	27.76	(0.10	)(3)	(5.56)	(5.66)	—	(1.04)	(0.01)	(1.05)
Year ended 3-31-2008(5)	28.79	(0.44	)(3)	2.69	2.25	—	(3.28)	—	(3.28)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	35.88	(0.10	)(3)	1.64	1.54	—	—	—	—
Year ended 3-31-2012	37.36	(0.23	)(3)	1.01	0.78	—	(2.26)	—	(2.26)
Year ended 3-31-2011	31.16	(0.16	)(3)	6.80	6.64	—	(0.44)	—	(0.44)
Year ended 3-31-2010	22.33	0.01	(3)	9.05	9.06	—	(0.23)	—	(0.23)
Year ended 3-31-2009	29.35	0.08	(3)	(5.92)	(5.84)	—	(1.17)	(0.01)	(1.18)
Year ended 3-31-2008(5)	29.71	0.02	(3)	3.16	3.18	—	(3.54)	—	(3.54)
Class R Shares
Six-month period ended 9-30-2012 (unaudited)	33.32	(0.19	)(3)	1.51	1.32	—	—	—	—
Year ended 3-31-2012	34.93	(0.40	)(3)	0.92	0.52	—	(2.13)	—	(2.13)
Year ended 3-31-2011	29.27	(0.32	)(3)	6.37	6.05	—	(0.39)	—	(0.39)
Year ended 3-31-2010	21.02	(0.13	)(3)	8.52	8.39	—	(0.14)	—	(0.14)
Year ended 3-31-2009	27.81	(0.05	)(3)	(5.60)	(5.65)	—	(1.13)	(0.01)	(1.14)
Year ended 3-31-2008	28.64	(0.15	)(3)	2.68	2.53	—	(3.36)	—	(3.36)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	35.03	(0.14	)(3)	1.60	1.46	—	—	—	—
Year ended 3-31-2012	36.54	(0.31	)(3)	0.98	0.67	—	(2.18)	—	(2.18)
Year ended 3-31-2011	30.54	(0.23	)(3)	6.65	6.42	—	(0.42)	—	(0.42)
Year ended 3-31-2010	21.90	(0.04	)(3)	8.87	8.83	—	(0.19)	—	(0.19)
Year ended 3-31-2009	28.87	(0.10)		(5.71)	(5.81)	—	(1.15)	(0.01)	(1.16)
Year ended 3-31-2008	29.62	(0.09	)(3)	2.81	2.72	—	(3.47)	—	(3.47)

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(6)	For the fiscal year ended March 31, 2008.

58	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$34.91	4.11%	$584	1.39	%(4)	-0.90	%(4)	—%		—%		19%
Year ended 3-31-2012	33.54	3.01	549	1.39		-1.02		—		—		51
Year ended 3-31-2011	35.09	21.09	568	1.40		-0.83		—		—		47
Year ended 3-31-2010	29.35	40.13	437	1.50		-0.28		—		—		59
Year ended 3-31-2009	21.07	-19.86	245	1.50		-0.21		—		—		46
Year ended 3-31-2008	27.87	8.27	245	1.43		-0.39		—		—		96
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	30.79	3.70	34	2.18	(4)	-1.69	(4)	—		—		19
Year ended 3-31-2012	29.69	2.15	32	2.24		-1.86		—		—		51
Year ended 3-31-2011	31.58	19.98	31	2.29		-1.72		—		—		47
Year ended 3-31-2010	26.62	38.72	24	2.51		-1.29		—		—		59
Year ended 3-31-2009	19.19	-20.71	15	2.56		-1.30		—		—		46
Year ended 3-31-2008	25.68	7.19	20	2.42		-1.39		—		—		96
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	31.71	3.76	224	2.08	(4)	-1.59	(4)	—		—		19
Year ended 3-31-2012	30.57	2.25	219	2.13		-1.76		—		—		51
Year ended 3-31-2011	32.41	20.17	230	2.15		-1.58		—		—		47
Year ended 3-31-2010	27.29	39.05	183	2.28		-1.07		—		—		59
Year ended 3-31-2009	19.65	-20.51	98	2.30		-1.04		—		—		46
Year ended 3-31-2008	26.21	7.38	122	2.26		-1.23		—		—		96
Class E Shares
Six-month period ended 9-30-2012 (unaudited)	34.88	4.15	7	1.43	(4)	-0.94	(4)	1.96	(4)	-1.47	(4)	19
Year ended 3-31-2012	33.48	3.00	6	1.43		-1.06		2.01		-1.64		51
Year ended 3-31-2011	35.04	21.03	6	1.43		-0.87		2.08		-1.52		47
Year ended 3-31-2010	29.33	40.21	4	1.43		-0.24		2.56		-1.37		59
Year ended 3-31-2009	21.05	-20.05	2	1.76		-0.43		2.69		-1.36		46
Year ended 3-31-2008(5)	27.76	6.98	1	2.61	(4)	-1.46	(4)	—		—		96	(6)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	37.42	4.29	207	1.06	(4)	-0.57	(4)	—		—		19
Year ended 3-31-2012	35.88	3.37	186	1.06		-0.69		—		—		51
Year ended 3-31-2011	37.36	21.48	182	1.07		-0.50		—		—		47
Year ended 3-31-2010	31.16	40.65	122	1.11		0.02		—		—		59
Year ended 3-31-2009	22.33	-19.50	19	1.07		0.34		—		—		46
Year ended 3-31-2008(5)	29.35	9.89	9	1.10	(4)	0.05	(4)	—		—		96	(6)
Class R Shares
Six-month period ended 9-30-2012 (unaudited)	34.64	3.96	47	1.65	(4)	-1.16	(4)	—		—		19
Year ended 3-31-2012	33.32	2.76	42	1.64		-1.27		—		—		51
Year ended 3-31-2011	34.93	20.83	35	1.61		-1.06		—		—		47
Year ended 3-31-2010	29.27	39.95	19	1.64		-0.48		—		—		59
Year ended 3-31-2009	21.02	-19.95	6	1.62		-0.22		—		—		46
Year ended 3-31-2008	27.81	8.03	2	1.63		-0.50		—		—		96
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	36.49	4.17	412	1.30	(4)	-0.81	(4)	—		—		19
Year ended 3-31-2012	35.03	3.10	399	1.30		-0.93		—		—		51
Year ended 3-31-2011	36.54	21.18	445	1.31		-0.74		—		—		47
Year ended 3-31-2010	30.54	40.36	352	1.35		-0.13		—		—		59
Year ended 3-31-2009	21.90	-19.74	193	1.33		-0.03		—		—		46
Year ended 3-31-2008	28.87	8.38	155	1.34		-0.28		—		—		96

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	59

NOTES TO FINANCIAL STATEMENTS

Ivy Funds	SEPTEMBER 30, 2012 (UNAUDITED)

1.	ORGANIZATION

Ivy Funds, a Delaware statutory trust (the Trust), is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Balanced Fund, Ivy Energy Fund, Ivy Global Natural Resources Fund, Ivy Real Estate Securities Fund and Ivy Science and Technology Fund (each, a Fund) are seven series of the Trust and are the only series of the Trust included in these financial statements. The investment objective(s), policies and risk factors of each Fund are described more fully in the Funds’ Prospectus and Statement of Additional Information. Each Fund’s investment manager is Ivy Investment Management Company (IICO or the Manager).

Each Fund offers Class A, Class B, Class C, Class I and Class Y shares. Certain Funds may also offer Class E and/or Class R shares. Class A and Class E shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a contingent deferred sales charge (CDSC). Class I, Class R and Class Y shares are sold without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A, B, C, E, R and Y have a distribution and service plan. Class I shares are not included in the plan. Class B shares will automatically convert to Class A shares 96 months after the date of purchase.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation. Each Fund’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service authorized by the Board of Trustees of the Trust (the Board). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are valued as of the close of New York Stock Exchange (the NYSE), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. Management of the Trust periodically reviews all tax positions to assess that it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of and for the period ended September 30, 2012, management believes that no liability for unrecognized tax positions is required. The Funds are subject to examination by U.S. federal and state authorities for returns filed for tax years after 2007.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (SEC) require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods and swaps), the Fund will segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the Statements of Assets and Liabilities as “Restricted cash.” Securities collateral pledged for the same purpose, if any, is noted in the Schedule of Investments.

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Concentration of Market and Credit Risk. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statement of Assets and Liabilities, less any collateral held by the Funds.

Certain Funds may hold high-yield and/or non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statement of Assets and Liabilities.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Refer to prospectus for all risks associated with owning shares in the Funds.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities. Payment in-kind securities (PIKs) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

Securities on a When-Issued or Delayed Delivery Basis. Certain Funds may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Fund on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When a Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield IICO, or the Fund’s investment subadviser, as applicable, consider advantageous.

The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Senior Loans. Certain Funds may invest in senior secured corporate loans (senior loans) either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. Senior loans are generally made to U.S. and foreign borrowers that are corporations, partnerships, or other business entities. Senior loans are generally readily marketable, but some loans may be illiquid or may be subject to some restrictions on resale.

Certain senior loans contain provisions that obligate a Fund to fund future commitments at the borrower’s discretion. See Note 10 in the Notes to the Financial Statements for more information regarding commitments.

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Custodian Fees. “Custodian fees” in the Statement of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Trustees and Chief Compliance Officer Fees. Fees paid to the Trustees can be paid in cash or deferred to a later date, at the election of the Trustee according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the office of the Chief Compliance Officer of the Funds are shown on the Statement of Operations.

Indemnifications. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

New Accounting Pronouncements. In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures requiring improved information about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

Estimates. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Fund calculates the net asset value of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter (OTC) equity securities and listed securities for which no price is readily available are valued at the average of the last bid and asked prices.

Security prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service authorized by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Precious metals are valued at the last traded spot price prior to the close of the NYSE.

Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. OTC options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service for a comparable listed option unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. If no comparable listed option exists from which to obtain a price from an independent pricing service and a quotation cannot be obtained from a broker-dealer, the OTC option will be valued using a model reasonably designed to provide a current market price. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Futures contracts traded on an exchange are generally valued at the settlement price. Mutual funds, including investment funds, typically are valued at the net asset value reported as of the valuation date.

Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE.

Senior loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service.

Short-term securities with maturities of 60 days or less are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. IICO, pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which market values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

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Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

A description of the valuation techniques applied to the Funds’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Asset-Backed Securities and Mortgage-Backed Securities. The fair value of asset-backed securities and mortgage- backed securities are estimated using recently executed transactions and based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Bank Loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable in which case they would then be in Level 3.

Bullion. The fair value of bullion is at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded and are categorized in Level 1 of the fair value hierarchy.

Corporate Bonds. The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Derivative Instruments. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

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Municipal Bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted Securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. Transfers in and out of Level 3 represent the value at the later of the beginning of the period or the purchase date of the security.

There were no transfers between Levels 1, 2, or 3 during the period ended September 30, 2012.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trades do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment manager, WRIMCO, the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to WRIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by IICO. When a Fund uses these fair valuation methods applied by IICO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Funds’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated securities, respectively. Additionally, the net change in unrealized appreciation for all Level 3 investments still held as of September 30, 2012, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated securities.

The Funds may own different types of assets that are classified as Level 2 or Level 3. Assets classified as Level 2 can have a variety of observable inputs, including, but not limited to, benchmark yields, reported trades, broker quotes, benchmark securities, and bid/offer quotations. These observable inputs are collected and utilized, primarily by an independent pricing service, in different evaluated pricing approaches depending upon the specific asset to determine a value.

3.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Funds use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Funds’ financial position and results of operations when presented by primary underlying risk exposure. Please see the prospectus for a full discussion of risks of investing in derivative instruments.

64	SEMIANNUAL REPORT	2012

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (forward contracts) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the NYSE as provided by a bank, dealer or independent pricing service. The resulting unrealized appreciation and depreciation is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

Risks to a Fund related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Fund’s maximum loss will consist of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Futures Contracts. Certain Funds may engage in buying and selling futures contracts. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments (variation margins) are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified in the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Fund is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Contracts. Options purchased by a Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss. For each Fund, when a written put is exercised, the cost basis of the securities purchased by a Fund is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Fund’s exposure to the underlying security (or basket of securities). With written options, there may be times when a Fund will be required to purchase or sell securities to meet its obligation under the option contract where the required action is not beneficial to the Fund, due to unfavorable movement of the market price of the underlying security (or basket of securities). Additionally, to the extent a Fund enters into OTC option transactions with counterparties, the Fund will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Swap Agreements. Certain Funds may invest in swap agreements.

Total return swaps involve a commitment to pay periodic interest payments in exchange for a market-linked return based on a security or a basket of securities representing a variety of securities or a particular index. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The creditworthiness of firms with which a Fund enters into a swap agreement is monitored by IICO. If a firm’s creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The maximum loss a Fund may incur consists of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Collateral. A Fund may mitigate credit risk through Credit Support Annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement, which is the standard contract governing most derivative transactions between the Fund and each of its counterparties. The CSA allows the Fund and its counterparty to offset certain derivative financial instruments’ payables and/or receivables with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the CSA. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

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Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of September 30, 2012:

		Assets		Liabilities
Fund	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Ivy Asset Strategy Fund	Equity	Investments in unaffiliated securities at market value*	$21,925	Written options at market value	$33,831
	Foreign currency	Investments in unaffiliated securities at market value*	502	Written options at market value	39,807
		Unrealized appreciation on forward foreign currency contracts	5,397
Ivy Asset Strategy New Opportunities Fund	Foreign currency			Unrealized depreciation on forward foreign currency contracts	39
Ivy Global Natural Resources Fund	Commodity	Investments in unaffiliated securities at market value*	7,493
	Equity	Investments in unaffiliated securities at market value*	173,638	Unrealized depreciation on futures contracts**	1,234
	Foreign currency	Unrealized appreciation on forward foreign currency contracts	1,258	Unrealized depreciation on forward foreign currency contracts	7,544
Ivy Real Estate Securities Fund	Equity			Written options at market value	65
Ivy Science and Technology Fund	Equity	Investments in unaffiliated securities at market value*	17	Written options at market value	1,041

*	Purchased options are reported as investments in unaffiliated securities and are reflected in the accompanying Schedule of Investments.
**	The fair value presented represents the cumulative unrealized appreciation (depreciation) on open futures contracts; however, the value reflected in the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) as of September 30, 2012.

Amount of realized gain (loss) on derivatives shown in the Statement of Operations for the period ended September 30, 2012:

		Net realized gain (loss) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy Asset Strategy Fund	Equity	$(380,013)	$2,223	$—	$141,015	$—	$(236,775)
	Foreign currency	(28,356)	—	—	10,477	56,960	39,081
Ivy Asset Strategy New Opportunities Fund	Equity	1,239	—	—	(52)	—	1,187
Ivy Global Natural Resources Fund	Equity	(120,098)	—	(2,636)	—	—	(122,734)
	Foreign currency	—	—	—	—	2,413	2,413
Ivy Real Estate Securities Fund	Equity	—	—	—	213	—	213
Ivy Science and Technology Fund	Equity	607	—	—	619	—	1,226

*	Purchased options are reported as investments in unaffiliated securities and are reflected in the accompanying Schedule of Investments.

Change in unrealized appreciation (depreciation) on derivatives shown in the Statement of Operations for the period ended September 30, 2012:

		Net change in unrealized appreciation (depreciation) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy Asset Strategy Fund	Equity	$87,979	$382	$—	$(39,168)	$—	$49,193
	Foreign currency	(3,075)	—	—	(30,160)	(5,637)	(38,872)
Ivy Asset Strategy New Opportunities Fund	Equity	(10)	—	—	(25)	—	(35)
	Foreign currency	—	—	—	—	(39)	(39)
Ivy Global Natural Resources Fund	Commodity	1,305	—	—	—	—	1,305
	Equity	83,387	—	14,250	—	—	97,637
	Foreign currency	—	—	—	—	(3,058)	(3,058)
Ivy Real Estate Securities Fund	Equity	—	—	—	123	—	123
Ivy Science and Technology Fund	Equity	(391)	—	—	136	—	(255)

*	Purchased options are reported as investments in unaffiliated securities and are reflected in the accompanying Schedule of Investments.

66	SEMIANNUAL REPORT	2012

During the period ended September 30, 2012, the average derivative volume was as follows:

Fund	Long forward contracts(1)	Short forward contracts(1)	Short futures contracts(1)	Swap agreements(2)	Purchased options(1)	Written options(1)
Ivy Asset Strategy Fund	$1,318,145	$1,304,704	$—	$790	$108,462	$48,347
Ivy Asset Strategy New Opportunities Fund	886	895	—	—	449	97
Ivy Global Natural Resources Fund	496,071	495,811	407,189	—	196,462	—
Ivy Real Estate Securities Fund	—	—	—	—	—	93
Ivy Science and Technology Fund	—	—	—	—	238	453

(1)	Average market value outstanding during the period.

(2)	Average notional amount outstanding during the period.

Objectives and Strategies

Ivy Asset Strategy Fund. The Fund’s objectives in using derivatives during the period included hedging market risk on equity securities, increasing exposure to various equity markets, managing exposure to various foreign currencies, and hedging certain event risks on positions held by the Fund. To achieve the objective of hedging market risk and increasing exposure to equity markets, the Fund utilized futures, total return swaps and option contracts on foreign and domestic equity indices. To manage foreign currency exposure, the Fund utilized forward contracts and option contracts to either increase or decrease exposure to a given currency. To manage event risks, the Fund utilized short futures on foreign and domestic equity indices and option contracts, both written and purchased, on individual equity securities owned by the Fund.

Ivy Asset Strategy New Opportunities Fund. The Fund’s objectives in using derivatives during the period included hedging market risk on equity securities and managing the exposure to various foreign currencies. To achieve the objective of hedging market risk, the Fund utilized option contracts, both written and purchased, on individual equity securities and foreign equity indices. To manage foreign currency exposure, the Fund utilized forward contracts to either increase or decrease exposure to a given currency.

Ivy Global Natural Resources Fund. The Fund’s objectives in using derivatives during the period included hedging market risk on equity securities, increasing exposure to specific sectors or companies, and managing the exposure to various foreign currencies. To achieve the objective of hedging market risk and increasing exposure to equity markets, the Fund utilized futures on equity indices and purchased option contracts on individual equity securities. To manage foreign currency exposure, the Fund utilized forward contracts to either increase or decrease exposure to a given currency.

Ivy Real Estate Securities Fund. The Fund’s objective in using derivatives during the period was to hedge market risk on securities in its portfolio. To achieve this objective, the Fund utilized written options on individual equity securities owned by the Fund.

Ivy Science and Technology Fund. The Fund’s objective in using derivatives during the period was to hedge market risk on securities in its portfolio. To achieve this objective, the Fund utilized options, both written and purchased, on individual equity securities owned by the Fund and on domestic equity indices.

4.	WRITTEN OPTION ACTIVITY ($ amounts in thousands)

Transactions in written options were as follows:

Fund	Outstanding at 3-31-12	Options written	Options closed	Options exercised	Options expired	Outstanding at 9-30-12
Ivy Asset Strategy Fund
Number of Contracts	176,466	658,340	(333,743)	(92,169)	(197,909)	210,985
Premium Received	$65,219	$197,024	$(96,446)	$(7,286)	$(113,116)	$45,395
Ivy Asset Strategy New Opportunities Fund
Number of Contracts	4,760	2,975	(7,735)	—	—	—
Premium Received	$211	$144	$(355)	$—	$—	$—
Ivy Real Estate Securities Fund
Number of Contracts	1,950	1,809	(863)	(822)	(1,057)	1,017
Premium Received	$311	$220	$(83)	$(173)	$(135)	$140
Ivy Science and Technology Fund
Number of Contracts	470	13,793	(9,456)	—	—	4,807
Premium Received	$611	$3,297	$(2,631)	$—	$—	$1,277

2012	SEMIANNUAL REPORT	67

5.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. IICO, a wholly owned subsidiary of Waddell & Reed Financial, Inc. (WDR), serves as each Fund’s investment manager. The management fee is accrued daily by each Fund at the following annual rates as a percentage of average daily net assets:

Fund (M - Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $2,000M	$2,000 to $3,000M	Over $3,000M
Ivy Asset Strategy Fund	0.700%	0.700%	0.650%	0.600%	0.550%
Ivy Asset Strategy New Opportunities Fund	1.000	0.850	0.830	0.800	0.760
Ivy Balanced Fund	0.700	0.700	0.650	0.600	0.550
Ivy Energy Fund	0.850	0.850	0.830	0.800	0.760
Ivy Global Natural Resources Fund	1.000	0.850	0.830	0.800	0.760
Ivy Real Estate Securities Fund	0.900	0.900	0.870	0.840	0.800
Ivy Science and Technology Fund	0.850	0.850	0.830	0.800	0.760

For Funds managed solely by IICO, IICO has voluntarily agreed to waive a Fund’s management fee on any day that the Fund’s net assets are less than $25 million, subject to IICO’s right to change or modify this waiver. See Expense Reimbursements and/or Waivers below for amounts waived during the period ended September 30, 2012.

IICO has entered into Subadvisery Agreements with the following entities on behalf of certain Funds:

Under an agreement between IICO and Mackenzie Financial Corporation (Mackenzie), Mackenzie serves as subadviser to Ivy Global Natural Resources Fund. Under an agreement between IICO and Advantus Capital Management, Inc. (Advantus), Advantus serves as subadviser to Ivy Real Estate Securities Fund. Each subadviser makes investment decisions in accordance with the Fund’s investment objectives, policies and restrictions under the supervision of IICO and the oversight of the Board. IICO pays all costs applicable of the subadvisers.

Accounting Services Fees. The Trust has an Accounting Services Agreement with Waddell & Reed Services Company, doing business as WI Services Company (WISC), an indirect subsidiary of WDR. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M - Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Administrative Fee. Each Fund also pays WISC a monthly fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A, Class B, Class C and Class E shares, for each shareholder account that was in existence at any time during the prior month, each Fund pays a monthly fee that ranges from $1.5042 to $1.6958 per account; however, WISC has agreed to reduce that fee if the number of total shareholder accounts within the Complex (Waddell & Reed Advisors Funds, InvestEd Portfolios and Ivy Funds) reaches certain levels. Effective June 6, 2011 for Class R shares, each Fund pays a monthly fee equal to one-twelfth of 0.25 of 1% of the average daily net assets of the class for the preceding month. Prior to June 6, 2011 the fee was 0.20 of 1%. For Class I and Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.

Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries. If the aggregate annual rate of the WISC transfer agent fee and the costs charged by the financial services companies exceeds $18.00 per account for a Fund, WISC will reimburse the Fund the amount in excess of $18.00.

Broker accounts. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

Distribution and Service Plan. Class A and Class E Shares. Under a Distribution and Service Plan adopted by the Trust pursuant to Rule 12b–1 under the 1940 Act (the Distribution and Service Plan), each Fund may pay a distribution and/or service fee to Ivy Funds Distributors, Inc. (IFDI) for Class A and Class E shares in an amount not to exceed 0.25% of the Fund’s average annual net assets. The fee is to be paid to compensate IFDI for amounts it expends in connection with the distribution of the Class A and Class E shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class.

68	SEMIANNUAL REPORT	2012

Class B and Class C Shares. Under the Distribution and Service Plan, each Fund may pay IFDI a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund’s average annual net assets for Class B and Class C shares to compensate IFDI for its services in connection with the distribution of shares of that class and/or provision of personal services to Class B or Class C shareholders and/or maintenance of shareholder accounts of that class.

Class R Shares. Under the Distribution and Service Plan, each Fund may pay IFDI a fee of up to 0.50%, on an annual basis, of the average daily net assets of the Fund’s Class R shares to compensate IFDI for, either directly or through third parties, distributing the Class R shares of that Fund, providing personal services to Class R shareholders and/or maintaining Class R shareholder accounts.

Class Y Shares. Under the Distribution and Service Plan, each Fund may pay IFDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund’s Class Y shares to compensate IFDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal services to Class Y shareholders and/or maintaining Class Y shareholder accounts.

Sales Charges. As principal underwriter for the Trust’s shares, IFDI receives sales commissions (which are not an expense of the Trust) for sales of Class A and Class E shares. A CDSC may be assessed against a shareholder’s redemption amount of Class B, Class C or certain Class A and Class E shares and is paid to IFDI. During the period ended September 30, 2012, IFDI received the following amounts in sales commissions and CDSCs:

	Gross Sales Commissions	CDSC						Commissions Paid(1)
		Class A		Class B	Class C		Class E
Ivy Asset Strategy Fund	$1,530	$11		$762	$352		$—	$5,505
Ivy Asset Strategy New Opportunities Fund	96	—	*	13	7		—	124
Ivy Balanced Fund	309	—		30	12		—	718
Ivy Energy Fund	34	—	*	4	—	*	—	44
Ivy Global Natural Resources Fund	530	3		93	23		—	612
Ivy Real Estate Securities Fund	175	1		4	—	*	—	190
Ivy Science and Technology Fund	191	3		30	7		—	351

*	Not shown due to rounding.

(1)	IFDI reallowed/paid this portion of the sales charge to financial advisors and selling broker-dealers.

Expense Reimbursements and/or Waivers. Fund and class expense limitations and related waivers/reimbursements for the period ended September 30, 2012 were as follows:

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Ivy Asset Strategy Fund	Class E	Contractual	8-1-2008	7-31-2013	1.00%	$56		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2013	Not to exceed Class A	$80		12b-1 Fees and/or Shareholder Servicing
Ivy Asset Strategy New Opportunities Fund	Class A	Contractual	5-3-2010	7-31-2013	1.50%	$237		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	5-3-2010	7-31-2013	1.50%	$—	*	12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	5-3-2010	7-31-2013	1.25%	$23		Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2013	Not to exceed Class A	$3		12b-1 Fees and/or Shareholder Servicing
Ivy Balanced Fund	Class Y	Contractual	8-1-2011	7-31-2013	Not to exceed Class A	$—		N/A
Ivy Energy Fund	Class A	Contractual	8-1-2008	7-31-2013	1.60%	$38		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2013	Not to exceed Class A	$—		N/A

2012	SEMIANNUAL REPORT	69

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Ivy Global Natural Resources Fund	All Classes	Contractual	8-1-2008	7-31-2013	N/A	$48	(1)	Investment Management Fee
	Class E	Contractual	8-1-2008	7-31-2013	1.27%	$32		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2013	Not to exceed Class A	$68		12b-1 Fees and/or Shareholder Servicing
Ivy Real Estate Securities Fund	Class E	Contractual	8-1-2008	7-31-2013	1.67%	$4		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2013	Not to exceed Class A	$—		N/A
Ivy Science and Technology Fund	Class E	Contractual	8-1-2008	7-31-2013	1.43%	$18		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2013	Not to exceed Class A	$—		N/A

*	Not shown due to rounding.

(1)	Due to Class E contractual expense limits, investment management fees were waived for all share classes.

Any amounts due to the Funds as a reimbursement but not paid as of September 30, 2012 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

6.	AFFILIATED COMPANY TRANSACTIONS (All amounts in thousands)

A summary of the transactions in affiliated companies during the period ended September 30, 2012 follows:

	3-31-12 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/(Loss)	Distributions Received	9-30-12 Share Balance	9-30-12 Market Value
Ivy Asset Strategy Fund
Wynn Resorts, Limited	12,095	$—	$151,357	$60,482	$12,037	10,049	$1,160,027

	3-31-12 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/(Loss)	Distributions Received	9-30-12 Share Balance	9-30-12 Market Value
Ivy Global Natural Resources Fund
China Metal Recycling (Holdings) Limited(2)	62,084	$—	$23,603	$(10,365)	$2,475	45,000	$41,727
Sino-Forest Corporation, Class A(1)	15,000	—	—	—	—	15,000	—	*
Trina Solar Limited, ADR(1)(2)	4,500	—	57,428	(44,141)	—	2,250	10,305

				$(54,506)	$2,475		$52,032

	3-31-12 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/(Loss)	Distributions Received	9-30-12 Share Balance	9-30-12 Market Value
Ivy Science and Technology Fund
Aspen Technology, Inc.(1)	5,153	$—	$2,211	$1,094	$—	5,011	$129,528

*	Not shown due to rounding.

(1)	No dividends were paid during the preceding 12 months.

(2)	Company was no longer an affiliate at September 30, 2012.

7.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended September 30, 2012, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Ivy Asset Strategy Fund	$—	$4,141,451	$480	$4,959,667
Ivy Asset Strategy New Opportunities Fund	—	22,639	—	60,482
Ivy Balanced Fund	—	174,939	162	83,165
Ivy Energy Fund	—	18,932	—	25,428
Ivy Global Natural Resources Fund	—	1,014,383	—	1,675,318
Ivy Real Estate Securities Fund	—	113,426	—	92,768
Ivy Science and Technology Fund	—	258,544	—	272,623

70	SEMIANNUAL REPORT	2012

8.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class of each Fund. On April 1, 2010, all Advisor Class shares were converted to Class I. Transactions in shares of beneficial interest were as follows:

	Ivy Asset Strategy Fund				Ivy Asset Strategy New Opportunities Fund
	Six months ended 9-30-12		Year ended 3-31-12		Six months ended 9-30-12		Year ended 3-31-12
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	27,075	$660,788	93,660	$2,314,755	2,040	$20,675	12,611	$145,922
Class B	1,605	37,781	4,928	117,415	36	357	272	3,119
Class C	16,287	385,437	56,395	1,351,595	331	3,312	2,917	34,069
Class E	174	4,245	435	10,637	—	—	—	— *
Class I	45,612	1,119,382	145,105	3,566,443	677	6,820	5,971	69,544
Class R	768	18,653	2,394	58,619	1	6	13	154
Class Y	5,859	142,575	17,337	427,821	69	685	917	10,789
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	3,679	83,668	—	—	—	—
Class B	—	—	97	2,138	—	—	—	—
Class C	—	—	1,259	27,832	—	—	—	—
Class E	—	—	23	528	—	—	—	—
Class I	—	—	2,661	60,981	—	—	8	80
Class R	—	—	27	603	—	—	—	—
Class Y	—	—	509	11,604	—	—	—	—
Shares redeemed:
Class A	(47,972)	(1,164,031)	(139,518)	(3,349,318)	(4,719)	(46,780)	(12,205)	(132,586)
Class B	(2,313)	(54,232)	(4,088)	(95,869)	(112)	(1,099)	(143)	(1,546)
Class C	(34,661)	(815,905)	(75,541)	(1,771,497)	(1,726)	(16,898)	(2,759)	(29,080)
Class E	(153)	(3,738)	(217)	(5,300)	—	—	—	—
Class I	(44,106)	(1,082,301)	(101,551)	(2,451,387)	(2,452)	(24,480)	(7,090)	(76,177)
Class R	(534)	(12,930)	(1,060)	(25,794)	(1)	(8)	(13)	(136)
Class Y	(6,930)	(168,775)	(17,908)	(432,782)	(315)	(3,150)	(1,197)	(12,458)
Net increase (decrease)	(39,289)	$(933,051)	(11,374)	$(97,308)	(6,171)	$(60,560)	(698)	$11,694

	Ivy Balanced Fund				Ivy Energy Fund
	Six months ended 9-30-12		Year ended 3-31-12		Six months ended 9-30-12		Year ended 3-31-12
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	3,871	$76,608	6,635	$123,209	1,030	$12,097	2,626	$34,031
Class B	525	10,338	702	13,126	41	465	127	1,612
Class C	2,481	49,054	4,003	74,274	115	1,304	479	5,964
Class E	7	134	—	—	10	123	—	—
Class I	864	17,160	1,846	34,263	248	3,099	255	3,370
Class Y	1,133	22,324	1,762	33,116	234	2,849	256	3,374
Shares issued in reinvestment of distributions to shareholders:
Class A	30	587	110	2,026	—	—	—	—
Class B	— *	2	6	102	—	—	—	—
Class C	1	24	28	518	—	—	—	—
Class E	—	—	—	—	—	—	—	—
Class I	4	87	9	161	—	—	—	—
Class Y	9	187	46	849	—	—	—	—
Shares redeemed:
Class A	(1,017)	(20,103)	(2,478)	(46,326)	(1,523)	(18,053)	(2,654)	(34,193)
Class B	(122)	(2,402)	(130)	(2,419)	(33)	(363)	(149)	(1,842)
Class C	(509)	(10,024)	(1,218)	(22,556)	(270)	(3,042)	(516)	(6,363)
Class E	(7)	(131)	—	—	(10)	(115)	—	—
Class I	(262)	(5,110)	(876)	(16,472)	(153)	(1,809)	(510)	(6,356)
Class Y	(552)	(10,961)	(846)	(15,827)	(156)	(1,868)	(331)	(4,406)
Net increase (decrease)	6,456	$127,774	9,599	$178,044	(467)	$(5,313)	(417)	$(4,809)

2012	SEMIANNUAL REPORT	71

	Ivy Global Natural Resources Fund				Ivy Real Estate Securities Fund
	Six months ended 9-30-12		Year ended 3-31-12		Six months ended 9-30-12		Year ended 3-31-12
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	7,508	$122,164	21,566	$425,284	1,949	$42,467	3,679	$71,264
Class B	142	2,046	510	9,151	48	1,023	73	1,401
Class C	863	12,086	3,977	70,673	117	2,512	180	3,457
Class E	29	480	78	1,557	10	212	11	222
Class I	5,643	97,264	40,284	816,076	77	1,714	104	2,028
Class R	456	7,317	1,299	25,380	21	463	48	928
Class Y	2,561	42,486	8,940	180,726	616	13,538	979	19,184
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	—	—	28	603	40	760
Class B	—	—	—	—	—	—	—	—
Class C	—	—	—	—	—	—	—	—
Class E	—	—	—	—	— *	3	— *	4
Class I	—	—	—	—	1	19	2	28
Class R	—	—	—	—	— *	2	— *	3
Class Y	—	—	—	—	26	563	47	876
Shares redeemed:
Class A	(18,601)	(302,608)	(49,788)	(979,217)	(1,513)	(32,853)	(3,502)	(67,568)
Class B	(1,462)	(21,239)	(2,604)	(45,108)	(72)	(1,522)	(129)	(2,452)
Class C	(7,605)	(106,405)	(15,663)	(260,835)	(67)	(1,423)	(225)	(4,247)
Class E	(37)	(608)	(58)	(1,135)	(5)	(117)	(9)	(168)
Class I	(35,866)	(609,276)	(48,925)	(931,345)	(36)	(798)	(192)	(3,645)
Class R	(806)	(12,997)	(1,289)	(25,052)	(11)	(244)	(40)	(778)
Class Y	(11,228)	(186,985)	(14,231)	(271,366)	(452)	(9,744)	(1,742)	(32,850)
Net increase (decrease)	(58,403)	$(956,275)	(55,904)	$(985,211)	737	$16,418	(676)	$(11,553)

	Ivy Science and Technology Fund
	Six months ended 9-30-12		Year ended 3-31-12
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	2,782	$91,732	5,821	$185,883
Class B	134	3,899	255	7,346
Class C	563	16,835	1,518	44,797
Class E	31	1,028	39	1,254
Class I	1,477	51,505	3,477	118,318
Class R	352	11,463	548	17,422
Class Y	1,905	65,071	4,011	133,161
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	1,083	30,028
Class B	—	—	70	1,723
Class C	—	—	458	11,601
Class E	—	—	14	385
Class I	—	—	284	8,425
Class R	—	—	78	2,161
Class Y	—	—	771	22,342
Shares redeemed:
Class A	(2,387)	(77,787)	(6,713)	(209,838)
Class B	(114)	(3,288)	(231)	(6,505)
Class C	(671)	(19,934)	(1,915)	(55,010)
Class E	(15)	(491)	(28)	(900)
Class I	(1,127)	(39,718)	(3,446)	(114,899)
Class R	(258)	(8,303)	(380)	(11,842)
Class Y	(2,032)	(69,419)	(5,562)	(181,219)
Net increase	640	$22,593	152	$4,633

72	SEMIANNUAL REPORT	2012

9.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Ivy Asset Strategy Fund	$19,011,116	$6,904,769	$362,971	$6,541,798
Ivy Asset Strategy New Opportunities Fund	297,112	44,437	35,721	8,716
Ivy Balanced Fund	506,939	90,758	367	90,391
Ivy Energy Fund	84,657	28,859	3,013	25,846
Ivy Global Natural Resources Fund	3,180,323	431,301	614,061	(182,760)
Ivy Real Estate Securities Fund	361,127	121,314	590	120,724
Ivy Science and Technology Fund	1,127,641	435,012	46,958	388,054

For Federal income tax purposes, the Funds’ distributed and undistributed earnings and profit for the year ended March 31, 2012 and the post-October and late-year ordinary activity updated with information available through the date of this report were as follows:

Fund	Distributed Ordinary Income	Undistributed Ordinary Income	Distributed Long-Term Capital Gains	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late- Year Ordinary Losses Deferred

Ivy Asset Strategy Fund	$253,777	$309,352	$—	$—	$—	$565,120	$—
Ivy Asset Strategy New Opportunities Fund	144	—	—	—	—	24,931	—
Ivy Balanced Fund	2,558	—	1,914	389	—	—	—
Ivy Energy Fund	—	—	—	—	—	—	213
Ivy Global Natural Resources Fund	—	6,680	—	—	—	—	8,093
Ivy Real Estate Securities Fund	1,690	629	—	—	—	—	—
Ivy Science and Technology Fund	1,602	—	84,689	4,987	—	—	3,560

Internal Revenue Code regulations permit each Fund to elect to defer into its next fiscal year capital losses incurred between each November 1 and the end of its fiscal year. Each Fund is also permitted to defer into its next fiscal year late-year ordinary losses that arise from the netting of activity generated between each November 1 and the end of its fiscal year on certain specified ordinary items along with the activity generated between each January 1 and the end of its fiscal year on all other non-specified ordinary items.

Accumulated capital losses represent net capital loss carryovers as of March 31, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), a Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years which have only an eight year carryforward period. As a result of this ordering rule, pre-enactment capital loss carryovers may expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act is March 31, 2012. The following table shows the expiration dates for capital loss carryovers from pre-enactment taxable years and the amounts of capital loss carryovers, if any, by each of the applicable Funds electing to be taxed as a RIC during the year ended March 31, 2012:

	Pre-Enactment							Post-Enactment
Fund	2013	2014	2015	2016	2017	2018	2019	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover

Ivy Asset Strategy Fund	$—	$—	$—	$—	$2,201,905	$1,651,528	$959,230	$—	$—
Ivy Asset Strategy New Opportunities Fund	—	—	—	—	—	—	606	38,502	—
Ivy Balanced Fund	—	—	—	—	—	—	—	—	—
Ivy Energy Fund	—	—	—	—	2,319	9,795	—	4,453	111
Ivy Global Natural Resources Fund	—	—	—	—	—	1,529,206	—	—	—
Ivy Real Estate Securities Fund	—	—	—	—	—	53,673	—	—	—
Ivy Science and Technology Fund	—	—	—	—	—	—	—	—	—

2012	SEMIANNUAL REPORT	73

RENEWAL OF INVESTMENT MANAGEMENT AGREEMENT

Ivy Funds

At a meeting of the Board of Trustees (the “Board”) of Ivy Funds (the “Trust”) held on August 14, 2012 (the “Meeting”), the trustees, including all of the trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), unanimously approved the continuance of the Investment Management Agreement between Ivy Investment Management Company (“IICO”) and the Trust, on behalf of each of its series (each a “Fund,” and together, the “Funds”), and the continuance of the Investment Subadvisory Agreements between IICO and:

•	Advantus Capital Management, Inc. (with respect to Ivy Bond Fund and Ivy Real Estate Securities Fund)
•	Mackenzie Financial Corporation (with respect to Ivy Global Natural Resources Fund and Ivy Cundill Global Value Fund)
•	Wall Street Associates (with respect to Ivy Micro Cap Growth Fund) (each such subadviser referred to herein as a “Subadviser”).

The Independent Trustees were assisted in their review by independent legal counsel, and met with such counsel separately from representatives of IICO and the interested trustee. Independent legal counsel explained factors that the Board should consider as part of its review of the various agreements, including, among other things, the nature and the quality of the services provided by IICO and the Subadvisers, profitability (including any fall-out benefits) from the relationships with the Funds, economies of scale, the role played by the Independent Trustees, and information on comparative fees and expenses. The Board considered the written responses produced by IICO and each Subadviser in response to a 15(c) due diligence request list submitted by the Independent Trustees’ counsel prior to the meeting. Included in those responses, which had been provided to the Board prior to the telephonic meeting in July, was a Fund-by-Fund profitability analysis prepared by IICO, an explanation of the methodology by which the profitability analysis was calculated and extensive materials on performance, expenses and comparable fund information from Lipper, Inc., an independent mutual fund rating service. The Independent Trustees also met with independent counsel to review the materials and to discuss information provided by an independent fee consultant. As a result of their review, the Independent Trustees requested and subsequently received supplemental information prior to the Meeting. The Independent Trustees further reviewed these materials extensively among themselves, with their independent legal counsel and independent fee consultant, and with the other Board members at an executive session of the Independent Trustees on August 13th, as well as at the Meeting, during which the Board considered various factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Board’s determination to approve the agreements are discussed separately below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided to the Funds by IICO and each Subadviser, taking into account the large amount of materials produced by IICO and each Subadviser in response to the 15(c) due diligence request lists submitted on their behalf by counsel. They also considered the knowledge they had received from the regular meetings of the Board, including from the materials provided in connection with those meetings, such as the experience, resources and key personnel of IICO and each Subadviser, as well as the other services provided to the Funds by IICO and each Subadviser (such as, managing the quality of execution of portfolio transactions and the selection of broker-dealers for those transactions, monitoring adherence to each Fund’s investment restrictions, producing reports, providing support services for the Board and Board committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations). The Board also took into account the compliance environment at IICO and each Subadviser, noting the resources that IICO has dedicated towards compliance and monitoring the Subadvisers. The Board also considered the positive coverage and high rankings the Funds have received in the national media. The Board concluded that the nature and extent of the services provided by IICO and each Subadviser were appropriate and that the Funds were likely to benefit from the continued provision of those services.

Benefits from the Relationship with Funds

The Board next discussed whether IICO or any Subadviser derives any other direct or indirect benefit from serving the Funds. The Board considered the character and amount of benefits that accrue to each organization from its respective relationship with a Fund, including the fact that a variety of services are provided by affiliates of IICO, including distribution, shareholder servicing, administrative and fund accounting services. After full consideration of these and other factors, the Board concluded that none of IICO, any Subadviser or any of their affiliates receive any additional direct or indirect benefits that would preclude the Board from approving the continuation of an investment advisory agreement with IICO or any investment subadvisory agreement with a Subadviser.

Economies of Scale

The Board discussed whether economies of scale are being realized by the Funds and whether fee levels reflect those economies of scale for the benefit of the Funds’ shareholders. In that context, the Board discussed the current level of the Funds’ advisory fee breakpoints, nature of the asset class and also considered the current and anticipated asset levels of the Funds and the potential for growth in each Fund. The Board also considered information provided by the independent consultant regarding economies of scale. The Board concluded that, except for those Funds with expense reductions, the Funds’ asset sizes and fee structures did not warrant the restructuring or reevaluation of the fee breakpoints for the Funds at the current time.

Performance of the Funds and Costs of Services Provided

The Board considered, on a Fund by Fund basis, the performance of each Fund and the costs of the services provided, focusing on a number of Funds that the independent fee consultant had identified. Specifically, the Board examined the investment performance of each Fund, including quartile ranking for short- and long-term time periods and each Fund’s performance against its peers. The Board also examined the performance of each Fund against its respective Lipper index for the same periods. After extensively reviewing all of the performance information provided, the Board concluded that the Funds’ performance in each asset class was acceptable. Although the performance of some of the focus Funds identified by the independent fee consultant lagged that of their peers or respective Lipper index, the Board recognized that IICO, or the applicable Subadviser, had taken, or was taking, steps to address that underperformance, and determined to continue to monitor closely the performance of those Funds.

74	SEMIANNUAL REPORT	2012

The Board also considered the expenses of each Fund, the expense ratio of each Fund, and the expense limitation arrangements entered into by IICO in light of the services provided by IICO and each Subadviser. The Board also compared each Fund’s expenses, including advisory, distribution and shareholder servicing fees, with the expenses and advisory fees of other investment advisers managing similarly situated funds, as well as the advisory fees that IICO (or an affiliate) charges for providing advisory services to other accounts in the same asset class for certain Funds. In that regard, the Board noted that IICO performs significant additional services for the Funds as compared to those other accounts. The Board also took into account the information on IICO’s profitability in managing the Funds, including the methodology used to calculate profitability. The Board finally considered the amount of assets in each Fund, each Fund’s average account size and how those factors affect the Funds’ expense ratios, noting that, expenses generally decreased since last year’s review. The Board reviewed the Funds’ operating expenses and compared them to each Fund’s peer funds. The Board asked for, and IICO agreed to, expense reductions for certain Funds. After completing this examination, the Board concluded that each Fund’s expenses are appropriate at the current time.

Independent Fee Consultant Review

During August of 2012, and as part of their regularly scheduled meetings, the Disinterested Trustees of Ivy Funds (collectively, the “Ivy Funds” and any separate series thereof an “Ivy Fund”) reviewed a substantial amount of information in connection with considering the continuation of the existing investment management agreement currently in effect between Ivy Investment Management Company (“IICO”) and the Ivy Funds. The Disinterested Trustees of the Ivy Funds engaged an independent fee consultant to assist them in evaluating the reasonableness of the management fees charged by IICO to the Ivy Funds. The independent fee consultant’s review addressed the following fee-related factors:

1.	The nature, extent and quality of IICO’s services to the Ivy Funds, including performance
2.	Management fees (including any components thereof) charged by other mutual fund companies for like services
3.	Management fees (including any components thereof) charged to institutional and other clients of IICO for like services
4.	Costs to IICO and its affiliates of supplying services pursuant to the management fee agreement, and profit margins of IICO and its affiliates from supplying such services
5.	Possible economies of scale as an Ivy Fund grows larger

The following summarizes the findings of the independent fee consultant retained by the Disinterested Trustees.1

Summary Findings

The report stated that IICO delivered strong levels of performance in the longer-term periods and service to the Ivy Funds in relation to its management fees and relative to investment advisers of comparable mutual funds. For the three-year period ended March 31, 2012, when compared to their respective peer groups established by Lipper, Inc. (“Lipper”), approximately 19% of the Ivy Funds were in the top quintile of performance and 31% of the Ivy Funds were in the top two quintiles of performance. For the one-year period, 28% of the Ivy Funds were in the top two quintiles. For the five-year period, 58% of the Funds were in the top two quartiles and 79% were in the top three quartiles. The independent fee consultant noted that the Ivy Funds’ performance appeared to be grounded in a number of institutional competitive advantages at IICO, including stock selection ability, ability to attract top talent, strategic vision, performance-focused culture, ability to manage smaller AUM funds, ability to serve small account sizes and an effective trading infrastructure, and that these factors offer the Ivy Funds a reasonable expectation of strong investment and service performance over the long term.

The report stated that for the 12 months ended March 31, 2012, the total expense ratios of the Ivy Funds were 4% below the mean total expense ratios of comparable Lipper Expense Group peers and 15% below average total expense ratios of funds in the Lipper Expense Universe. The management fees for the Ivy Funds on average were approximately 8% below the mean management fees for their Lipper Expense Groups and approximately 11% below the mean for their Lipper Expense Universe. The independent fee consultant noted that the Ivy Funds’ small average account size introduces certain biases in the Lipper analyses that works against Ivy Funds in Lipper expense comparisons and, as a result, the Lipper findings may be considered conservative in that regard. The independent fee consultant found that within the larger Lipper averages, the management fees and total expenses of individual Ivy Funds and share classes are reasonable relative to their performance.

The report also stated that the management fees IICO charges to the Ivy Funds are reasonable in relation to the management fees it charges to its institutional account clients. The report noted that these institutional account clients have different service and infrastructure needs and in addition, based on industry data, the average spread between management fees charged to the Ivy Funds and those it charges to institutional account clients is reasonably close to the average fee spreads observed at other investment advisers in industry surveys.

The independent fee consultant found that the level of profit earned by IICO from managing the Ivy Funds appears to be reasonable. The report noted that IICO’s overall profitability from managing the Ivy Funds and its other operations is below the profitability of other similarly-sized, publicly traded mutual fund managers, but appears adequate to enable IICO to continue to provide quality support to the Ivy Funds and their shareholders.

The report stated that the independent fee consultant found the Ivy Funds’ fees and expenses reasonable in light of any possible economies of scale that may exist. The report went on to state that the Ivy Funds’ shareholders may realize lower expenses from growth in assets under management through management fee breakpoints, declines in transfer agency expenses, declines in custody contract rates and declines in other non-management expenses.

Conclusions

The independent fee consultant believes that the services provided by IICO and its affiliates and expenses incurred by the Ivy Funds in the previous twelve months are reasonable and provide adequate justification for renewal of the Ivy Funds’ existing advisory agreements.

[1]

The independent fee consultant’s evaluation was based on information provided by IICO, Lipper, Inc., other information providers and other independent analyses. The term “management fees” refers to the actual annual advisory and administrative fees, net of any fee waivers, paid by an Ivy Fund to IICO, as a percentage of average net assets. The term “total expenses” refers to the total annual expenses, net of any fee waivers, paid by an Ivy Fund, as a percentage of average net assets. Where these terms are used in reference to groups of Ivy Funds, numbers expressed are usually on an asset-weighted basis. Fee and performance data used in screening methodologies are usually for the period ending March 31, 2012. Lipper report data reflects Class A shares.

2012	SEMIANNUAL REPORT	75

PROXY VOTING INFORMATION

Ivy Funds

Proxy Voting Guidelines

A description of the policies and procedures Ivy Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.800.777.6472 and (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through the Ivy Funds’ website at www.ivyfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

Ivy Funds

Portfolio holdings can be found on the Trust’s website at www.ivyfunds.com. Alternatively, a complete schedule of portfolio holdings of each Fund for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

TO ALL TRADITIONAL IRA PLANHOLDERS:

Ivy Funds

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. A Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W–4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

76	SEMIANNUAL REPORT	2012

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2012	SEMIANNUAL REPORT	77

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78	SEMIANNUAL REPORT	2012

The Ivy Funds Family

Domestic Equity Funds

Ivy Core Equity Fund

Ivy Dividend Opportunities Fund

Ivy Large Cap Growth Fund

Ivy Micro Cap Growth Fund

Ivy Mid Cap Growth Fund

Ivy Small Cap Growth Fund

Ivy Small Cap Value Fund

Ivy Tax-Managed Equity Fund

Ivy Value Fund

Global/International Funds

Ivy Cundill Global Value Fund

Ivy European Opportunities Fund

Ivy Global Equity Income Fund

Ivy Global Income Allocation Fund

Ivy International Core Equity Fund

Ivy International Growth Fund

Ivy Managed European/Pacific Fund

Ivy Managed International Opportunities Fund

Ivy Pacific Opportunities Fund

Specialty Funds

Ivy Asset Strategy Fund

Ivy Asset Strategy New Opportunities Fund

Ivy Balanced Fund

Ivy Energy Fund

Ivy Global Natural Resources Fund

Ivy Real Estate Securities Fund

Ivy Science and Technology Fund

Fixed Income Funds

Ivy Bond Fund

Ivy Global Bond Fund

Ivy High Income Fund

Ivy Limited-Term Bond Fund

Ivy Money Market Fund

Ivy Municipal Bond Fund

Ivy Municipal High Income Fund

1.800.777.6472

Visit us online at www.ivyfunds.com

The Ivy Funds are managed by Ivy Investment Management Company and distributed by its subsidiary, Ivy Funds Distributor, Inc.

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Ivy Funds, call your financial advisor or visit us online at www.ivyfunds.com. Please read the prospectus, or summary prospectus, carefully before investing.

2012	SEMIANNUAL REPORT	79

SEMIANN-IVYSPEC (9-12)

Semiannual Report

September 30, 2012

Ivy Funds

Ivy Bond Fund

Ivy Core Equity Fund

Ivy Cundill Global Value Fund

Ivy Dividend Opportunities Fund

Ivy European Opportunities Fund

Ivy Global Bond Fund

Ivy Global Equity Income Fund

Ivy Global Income Allocation Fund

Ivy High Income Fund

Ivy International Core Equity Fund

Ivy International Growth Fund

Ivy Large Cap Growth Fund

Ivy Limited-Term Bond Fund

Ivy Managed European/Pacific Fund

Ivy Managed International Opportunities Fund

Ivy Micro Cap Growth Fund

Ivy Mid Cap Growth Fund

Ivy Money Market Fund

Ivy Municipal Bond Fund

Ivy Municipal High Income Fund

Ivy Pacific Opportunities Fund

Ivy Small Cap Growth Fund

Ivy Small Cap Value Fund

Ivy Tax-Managed Equity Fund

Ivy Value Fund

CONTENTS

Ivy Funds

This report is submitted for the general information of the shareholders of Ivy Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current Ivy Funds prospectus, or summary prospectus, and current performance information, including current Lipper ranking information.

2	SEMIANNUAL REPORT	2012

PRESIDENT’S LETTER

Ivy Funds	SEPTEMBER 30, 2012 (UNAUDITED)

Henry J. Herrmann, CFA

Dear Shareholder,

While the equity markets continued to climb throughout August 2012, this has been mostly a joyless bull market. Slow economic growth in the U.S., along with global economic and geopolitical concerns, have weighed on investor sentiment, creating uncertainty across financial markets. While equities are trading well above where they were at the start of 2012, the ride has not been smooth, illustrating once again the importance of taking a long view.

After a strong first quarter in 2012, economic activity slowed. Also concern increased about Europe’s inability to deal with the continent’s sovereign debt crisis. That issue peaked as Greece successfully wrestled through an election process that could have opened the door to Greece’s departure from the European Union – an event that might have become the first in a series of dominos leading to the eurozone’s eventual dissolution.

In the U.S., unemployment has remained too high, but has improved to 8.07 percent by September. Economic growth expectations have been lowered several times, with the Federal Reserve now expecting 2012 GDP between 1.7 and 2.0 percent.

Uncertainty, and investors’ risk aversion, may be best illustrated by U.S. Treasury yields at all-time lows, with the 10-year Treasury at 1.65 percent on September 30, 2012. On the equities side, the S&P 500 Index is up 2.3 percent (including reinvested dividends) for the six-month period ending September 30, 2012, as can be seen in the table.

There are clearly some challenges ahead. European officials still have far to go in creating some kind of fiscal union to better support their monetary union. It appears that China’s growth, while still robust, has tapered, adding to concerns about slowing global growth. Finally, there is the U.S. presidential election and so-call fiscal cliff to keep uncertainty elevated.

We will continue monitoring these and other economic developments in the months ahead but will be paying special attention to the election, which we continue to believe will be among the most important in recent history.

Economic Snapshot

	09/30/2012	03/31/2012
S&P 500 Index	1,440.67	1,408.47
MSCI EAFE Index	1,510.76	1,553.46
10-Year Treasury Yield	1.65%	2.235
U.S. unemployment rate	8.07%	8.27%
30-year fixed mortgage rate	3.43%	3.97%
Oil price per barrel	$92.19	$103.02

Sources: Bloomberg, U.S. Department of Labor, CME

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. It is not possible to invest directly in any of these indexes. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate grade crude.

As always, we thank you for your continued trust and partnership.

Respectfully,

Henry J. Herrmann, CFA

President

The opinions expressed in this letter are those of the President of the Ivy Funds and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2012	SEMIANNUAL REPORT	3

ILLUSTRATION OF FUND EXPENSES

Ivy Funds	(UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended September 30, 2012.

Actual Expenses

The first section in the following table provides information about actual account values and actual expenses for each share class. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $18 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of

$10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the following table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical account values and hypothetical expenses for each share class based on the Fund’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 6 to the Financial Statements for further information.

	Actual(1)			Hypothetical(2)
Fund	Beginning Account Value 3-31-12	Ending Account Value 9-30-12	Expenses Paid During Period*	Beginning Account Value 3-31-12	Ending Account Value 9-30-12	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Ivy Bond Fund
Class A	$1,000	$1,047.80	$5.53	$1,000	$1,019.66	$5.45	1.08%
Class B	$1,000	$1,042.50	$10.72	$1,000	$1,014.54	$10.58	2.10%
Class C	$1,000	$1,044.00	$9.30	$1,000	$1,016.01	$9.17	1.81%
Class E	$1,000	$1,047.50	$5.84	$1,000	$1,019.36	$5.76	1.14%
Class I	$1,000	$1,049.40	$4.00	$1,000	$1,021.15	$3.94	0.79%
Class Y	$1,000	$1,048.00	$5.22	$1,000	$1,019.99	$5.15	1.01%
Ivy Core Equity Fund
Class A	$1,000	$1,032.10	$6.50	$1,000	$1,018.70	$6.46	1.27%
Class B	$1,000	$1,026.70	$11.55	$1,000	$1,013.64	$11.48	2.28%
Class C	$1,000	$1,027.10	$10.34	$1,000	$1,014.89	$10.28	2.03%
Class E	$1,000	$1,031.20	$6.91	$1,000	$1,018.32	$6.86	1.35%
Class I	$1,000	$1,034.00	$4.78	$1,000	$1,020.37	$4.75	0.94%
Class Y	$1,000	$1,032.10	$5.99	$1,000	$1,019.13	$5.96	1.19%

4	SEMIANNUAL REPORT	2012

ILLUSTRATION OF FUND EXPENSES

Ivy Funds	(UNAUDITED)

	Actual(1)			Hypothetical(2)
Fund	Beginning Account Value 3-31-12	Ending Account Value 9-30-12	Expenses Paid During Period*	Beginning Account Value 3-31-12	Ending Account Value 9-30-12	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Ivy Cundill Global Value Fund
Class A	$1,000	$904.00	$9.04	$1,000	$1,015.56	$9.57	1.90%
Class B	$1,000	$899.10	$14.05	$1,000	$1,010.22	$14.88	2.96%
Class C	$1,000	$901.40	$11.50	$1,000	$1,012.93	$12.18	2.42%
Class E	$1,000	$905.90	$7.62	$1,000	$1,017.11	$8.07	1.59%
Class I	$1,000	$906.20	$6.20	$1,000	$1,018.55	$6.56	1.30%
Class Y	$1,000	$905.60	$6.86	$1,000	$1,017.90	$7.26	1.43%
Ivy Dividend Opportunities Fund
Class A	$1,000	$1,022.40	$6.47	$1,000	$1,018.70	$6.46	1.27%
Class B	$1,000	$1,018.00	$10.70	$1,000	$1,014.46	$10.68	2.12%
Class C	$1,000	$1,019.20	$9.89	$1,000	$1,015.23	$9.87	1.96%
Class E	$1,000	$1,021.80	$6.87	$1,000	$1,018.22	$6.86	1.37%
Class I	$1,000	$1,024.00	$4.76	$1,000	$1,020.41	$4.75	0.93%
Class Y	$1,000	$1,022.90	$5.97	$1,000	$1,019.19	$5.96	1.17%
Ivy European Opportunities Fund
Class A	$1,000	$1,007.00	$9.23	$1,000	$1,015.89	$9.27	1.83%
Class B	$1,000	$1,001.40	$14.61	$1,000	$1,010.51	$14.68	2.90%
Class C	$1,000	$1,004.10	$12.12	$1,000	$1,012.96	$12.18	2.42%
Class E**	$1,000	$1,009.60	$6.63	$1,000	$1,018.47	$6.66	1.32%
Class I	$1,000	$1,010.00	$5.93	$1,000	$1,019.15	$5.96	1.18%
Class Y	$1,000	$1,009.10	$7.23	$1,000	$1,017.90	$7.26	1.43%
Ivy Global Bond Fund
Class A	$1,000	$1,026.10	$5.07	$1,000	$1,020.12	$5.05	0.99%
Class B	$1,000	$1,022.20	$8.80	$1,000	$1,016.37	$8.77	1.74%
Class C	$1,000	$1,022.20	$8.80	$1,000	$1,016.37	$8.77	1.74%
Class I	$1,000	$1,027.40	$3.75	$1,000	$1,021.37	$3.74	0.74%
Class Y	$1,000	$1,026.10	$5.07	$1,000	$1,020.12	$5.05	0.99%
Ivy Global Equity Income Fund
Class A	$1,000	$1,126.90	$4.47	$1,000	$1,018.58	$6.56	1.29%
Class B	$1,000	$1,123.50	$7.01	$1,000	$1,014.85	$10.28	2.04%
Class C	$1,000	$1,124.10	$6.69	$1,000	$1,015.28	$9.87	1.95%
Class I	$1,000	$1,127.90	$3.19	$1,000	$1,020.37	$4.75	0.94%
Class Y	$1,000	$1,127.20	$4.04	$1,000	$1,019.13	$5.96	1.19%
Ivy Global Income Allocation Fund
Class A	$1,000	$1,004.60	$6.82	$1,000	$1,018.31	$6.86	1.35%
Class B	$1,000	$1,000.10	$11.60	$1,000	$1,013.47	$11.68	2.31%
Class C	$1,000	$1,000.60	$10.10	$1,000	$1,014.95	$10.18	2.02%
Class E	$1,000	$1,004.70	$6.72	$1,000	$1,018.42	$6.76	1.33%
Class I	$1,000	$1,006.70	$4.62	$1,000	$1,020.49	$4.65	0.91%
Class Y	$1,000	$1,005.50	$5.92	$1,000	$1,019.21	$5.96	1.17%

See footnotes on page 8.

2012	SEMIANNUAL REPORT	5

ILLUSTRATION OF FUND EXPENSES

Ivy Funds	(UNAUDITED)

	Actual(1)			Hypothetical(2)
Fund	Beginning Account Value 3-31-12	Ending Account Value 9-30-12	Expenses Paid During Period*	Beginning Account Value 3-31-12	Ending Account Value 9-30-12	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Ivy High Income Fund
Class A	$1,000	$1,065.00	$4.96	$1,000	$1,020.29	$4.85	0.95%
Class B	$1,000	$1,061.10	$8.66	$1,000	$1,016.63	$8.47	1.68%
Class C	$1,000	$1,061.40	$8.45	$1,000	$1,016.83	$8.27	1.64%
Class E	$1,000	$1,062.40	$7.01	$1,000	$1,018.26	$6.86	1.36%
Class I	$1,000	$1,066.30	$3.62	$1,000	$1,021.52	$3.54	0.71%
Class Y	$1,000	$1,065.10	$4.96	$1,000	$1,020.29	$4.85	0.95%
Ivy International Core Equity Fund
Class A	$1,000	$973.10	$7.30	$1,000	$1,017.69	$7.47	1.47%
Class B	$1,000	$969.00	$11.62	$1,000	$1,013.26	$11.88	2.36%
Class C	$1,000	$970.50	$10.44	$1,000	$1,014.52	$10.68	2.10%
Class E	$1,000	$973.90	$7.60	$1,000	$1,017.41	$7.77	1.53%
Class I	$1,000	$975.20	$5.33	$1,000	$1,019.71	$5.45	1.07%
Class Y	$1,000	$973.90	$6.51	$1,000	$1,018.43	$6.66	1.32%
Ivy International Growth Fund
Class A	$1,000	$1,002.70	$7.51	$1,000	$1,017.54	$7.57	1.50%
Class B	$1,000	$997.70	$12.29	$1,000	$1,012.74	$12.38	2.46%
Class C	$1,000	$997.70	$12.19	$1,000	$1,012.91	$12.28	2.42%
Class E**	$1,000	$1,003.60	$6.41	$1,000	$1,018.72	$6.46	1.27%
Class I	$1,000	$1,004.10	$5.71	$1,000	$1,019.35	$5.76	1.15%
Class Y	$1,000	$1,003.00	$7.01	$1,000	$1,018.04	$7.06	1.40%
Ivy Large Cap Growth Fund
Class A	$1,000	$976.90	$5.73	$1,000	$1,019.32	$5.86	1.15%
Class B	$1,000	$972.00	$10.65	$1,000	$1,014.32	$10.88	2.14%
Class C	$1,000	$973.10	$9.57	$1,000	$1,015.41	$9.77	1.93%
Class E	$1,000	$976.90	$5.73	$1,000	$1,019.32	$5.86	1.15%
Class I	$1,000	$978.10	$4.35	$1,000	$1,020.67	$4.45	0.88%
Class R	$1,000	$975.20	$7.31	$1,000	$1,017.64	$7.47	1.48%
Class Y	$1,000	$977.20	$5.24	$1,000	$1,019.77	$5.35	1.06%
Ivy Limited-Term Bond Fund
Class A	$1,000	$1,017.80	$4.54	$1,000	$1,020.61	$4.55	0.89%
Class B	$1,000	$1,013.70	$8.56	$1,000	$1,016.55	$8.57	1.70%
Class C	$1,000	$1,014.10	$8.16	$1,000	$1,017.01	$8.17	1.61%
Class E	$1,000	$1,017.20	$5.04	$1,000	$1,020.07	$5.05	1.00%
Class I	$1,000	$1,019.10	$3.23	$1,000	$1,021.83	$3.23	0.65%
Class Y	$1,000	$1,017.80	$4.54	$1,000	$1,020.61	$4.55	0.89%
Ivy Managed European/Pacific Fund
Class A	$1,000	$980.70	$2.97	$1,000	$1,022.04	$3.03	0.60%
Class B	$1,000	$974.90	$7.60	$1,000	$1,017.40	$7.77	1.53%
Class C	$1,000	$977.60	$6.82	$1,000	$1,018.17	$6.96	1.38%
Class E**	$1,000	$980.70	$2.38	$1,000	$1,022.70	$2.43	0.47%
Class I	$1,000	$983.40	$1.19	$1,000	$1,023.89	$1.21	0.23%
Class Y	$1,000	$982.00	$2.18	$1,000	$1,022.83	$2.23	0.45%

6	SEMIANNUAL REPORT	2012

ILLUSTRATION OF FUND EXPENSES

Ivy Funds	(UNAUDITED)

	Actual(1)			Hypothetical(2)
Fund	Beginning Account Value 3-31-12	Ending Account Value 9-30-12	Expenses Paid During Period*	Beginning Account Value 3-31-12	Ending Account Value 9-30-12	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Ivy Managed International Opportunities Fund
Class A	$1,000	$988.50	$2.49	$1,000	$1,022.60	$2.53	0.49%
Class B	$1,000	$984.90	$6.95	$1,000	$1,018.05	$7.06	1.40%
Class C	$1,000	$984.90	$6.45	$1,000	$1,018.58	$6.56	1.29%
Class E**	$1,000	$989.70	$1.89	$1,000	$1,023.12	$1.92	0.39%
Class I	$1,000	$990.80	$0.80	$1,000	$1,024.28	$0.81	0.16%
Class Y	$1,000	$989.60	$1.79	$1,000	$1,023.31	$1.82	0.35%
Ivy Micro Cap Growth Fund
Class A	$1,000	$969.90	$8.67	$1,000	$1,016.27	$8.87	1.76%
Class B	$1,000	$964.10	$14.14	$1,000	$1,010.63	$14.48	2.88%
Class C	$1,000	$966.40	$12.29	$1,000	$1,012.54	$12.58	2.50%
Class I	$1,000	$972.10	$6.51	$1,000	$1,018.50	$6.66	1.31%
Class Y	$1,000	$971.00	$7.88	$1,000	$1,017.12	$8.07	1.58%
Ivy Mid Cap Growth Fund
Class A	$1,000	$969.90	$6.60	$1,000	$1,018.33	$6.76	1.35%
Class B	$1,000	$965.90	$10.81	$1,000	$1,014.10	$11.08	2.19%
Class C	$1,000	$966.70	$10.23	$1,000	$1,014.66	$10.48	2.07%
Class E	$1,000	$969.00	$7.88	$1,000	$1,017.07	$8.07	1.60%
Class I	$1,000	$971.70	$5.13	$1,000	$1,019.85	$5.25	1.04%
Class R	$1,000	$968.60	$8.07	$1,000	$1,016.88	$8.27	1.63%
Class Y	$1,000	$970.30	$6.30	$1,000	$1,018.65	$6.46	1.28%
Ivy Money Market Fund
Class A	$1,000	$1,000.10	$1.70	$1,000	$1,023.38	$1.72	0.34%
Class B**	$1,000	$1,000.10	$1.70	$1,000	$1,023.38	$1.72	0.34%
Class C**	$1,000	$1,000.10	$1.70	$1,000	$1,023.38	$1.72	0.34%
Class E	$1,000	$1,000.10	$1.70	$1,000	$1,023.39	$1.72	0.34%
Ivy Municipal Bond Fund
Class A	$1,000	$1,042.40	$5.21	$1,000	$1,019.94	$5.15	1.02%
Class B	$1,000	$1,038.60	$8.97	$1,000	$1,016.24	$8.87	1.76%
Class C	$1,000	$1,038.50	$9.07	$1,000	$1,016.18	$8.97	1.77%
Class I	$1,000	$1,043.40	$4.19	$1,000	$1,020.95	$4.14	0.82%
Class Y	$1,000	$1,042.30	$5.21	$1,000	$1,019.94	$5.15	1.02%
Ivy Municipal High Income Fund
Class A	$1,000	$1,055.80	$4.42	$1,000	$1,020.81	$4.34	0.85%
Class B	$1,000	$1,051.70	$8.41	$1,000	$1,016.88	$8.27	1.63%
Class C	$1,000	$1,052.00	$8.11	$1,000	$1,017.13	$7.97	1.58%
Class I	$1,000	$1,056.60	$3.60	$1,000	$1,021.60	$3.54	0.69%
Class Y	$1,000	$1,055.80	$4.42	$1,000	$1,020.81	$4.34	0.85%

See footnotes on page 8.

2012	SEMIANNUAL REPORT	7

ILLUSTRATION OF FUND EXPENSES

Ivy Funds	(UNAUDITED)

	Actual(1)			Hypothetical(2)
Fund	Beginning Account Value 3-31-12	Ending Account Value 9-30-12	Expenses Paid During Period*	Beginning Account Value 3-31-12	Ending Account Value 9-30-12	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Ivy Pacific Opportunities Fund
Class A	$1,000	$967.10	$8.85	$1,000	$1,016.10	$9.07	1.79%
Class B	$1,000	$962.20	$14.72	$1,000	$1,010.11	$15.08	2.98%
Class C	$1,000	$963.60	$12.57	$1,000	$1,012.23	$12.88	2.56%
Class E**	$1,000	$968.80	$6.79	$1,000	$1,018.21	$6.96	1.37%
Class I	$1,000	$969.90	$6.21	$1,000	$1,018.80	$6.36	1.25%
Class Y	$1,000	$968.30	$7.38	$1,000	$1,017.56	$7.57	1.50%
Ivy Small Cap Growth Fund
Class A	$1,000	$1,024.80	$7.59	$1,000	$1,017.52	$7.57	1.51%
Class B	$1,000	$1,019.90	$12.62	$1,000	$1,012.61	$12.58	2.49%
Class C	$1,000	$1,021.40	$10.81	$1,000	$1,014.37	$10.78	2.13%
Class E	$1,000	$1,024.20	$7.89	$1,000	$1,017.27	$7.87	1.55%
Class I	$1,000	$1,026.50	$5.47	$1,000	$1,019.69	$5.45	1.07%
Class R	$1,000	$1,023.50	$8.50	$1,000	$1,016.67	$8.47	1.67%
Class Y	$1,000	$1,025.50	$6.68	$1,000	$1,018.48	$6.66	1.31%
Ivy Small Cap Value Fund
Class A	$1,000	$1,025.40	$8.61	$1,000	$1,016.62	$8.57	1.69%
Class B	$1,000	$1,020.00	$14.14	$1,000	$1,011.05	$14.08	2.79%
Class C	$1,000	$1,022.30	$12.03	$1,000	$1,013.13	$11.98	2.38%
Class E**	$1,000	$1,028.20	$6.19	$1,000	$1,018.92	$6.16	1.23%
Class I	$1,000	$1,028.80	$5.68	$1,000	$1,019.47	$5.65	1.12%
Class Y	$1,000	$1,027.30	$7.10	$1,000	$1,018.08	$7.06	1.39%
Ivy Tax-Managed Equity Fund
Class A	$1,000	$994.70	$5.29	$1,000	$1,019.76	$5.35	1.06%
Class B	$1,000	$992.30	$7.97	$1,000	$1,017.04	$8.07	1.60%
Class C	$1,000	$992.20	$8.47	$1,000	$1,016.61	$8.57	1.68%
Class I	$1,000	$991.00	$3.58	$1,000	$1,021.43	$3.64	0.73%
Class Y	$1,000	$995.40	$4.89	$1,000	$1,020.18	$4.95	0.98%
Ivy Value Fund
Class A	$1,000	$1,008.40	$7.43	$1,000	$1,017.70	$7.47	1.47%
Class B	$1,000	$1,003.00	$12.92	$1,000	$1,012.18	$12.98	2.57%
Class C	$1,000	$1,005.20	$11.03	$1,000	$1,014.10	$11.08	2.19%
Class E**	$1,000	$1,010.60	$5.83	$1,000	$1,019.31	$5.86	1.15%
Class I	$1,000	$1,010.60	$5.23	$1,000	$1,019.89	$5.25	1.03%
Class Y	$1,000	$1,010.00	$6.43	$1,000	$1,018.67	$6.46	1.28%

*	Fund expenses for each share class are equal to the Fund’s annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2012, and divided by 365.

**	Class closed to investment.

(1)	This section uses the Fund’s actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The “Ending Account Value” shown is computed using the Fund’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)	This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund’s ongoing costs with other mutual funds. A shareholder can compare the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, or exchange fees.

8	SEMIANNUAL REPORT	2012

PORTFOLIO HIGHLIGHTS

Ivy Bond Fund	ALL DATA IS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Asset Allocation

Bonds	95.4%
United States Government and Government Agency Obligations	42.1%
Corporate Debt Securities	37.0%
Asset-Backed Securities	7.5%
Mortgage-Backed Securities	7.0%
Municipal Bonds – Taxable	1.8%
Cash and Cash Equivalents and Equities	4.6%

Lipper Rankings

Category: Lipper Corporate Debt Funds A Rated	Rank	Percentile
1 Year	42/100	42
3 Year	23/83	28
5 Year	71/78	90
10 Year	49/54	90

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	82.0%
AAA	5.3%
AA	46.1%
A	9.6%
BBB	21.0%
Non-Investment Grade	13.4%
BB	11.3%
B	0.7%
CCC	0.4%
Below CCC	0.1%
Non-rated	0.9%
Cash and Cash Equivalents and Equities	4.6%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

2012	SEMIANNUAL REPORT	9

SCHEDULE OF INVESTMENTS

Ivy Bond Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

PREFERRED STOCKS	Shares	Value
Specialized REITs – 0.0%
Public Storage, Inc., 6.25% Cumulative	2	$57

TOTAL PREFERRED STOCKS – 0.0%		$57
(Cost: $53)

ASSET-BACKED SECURITIES	Principal
Ally Auto Receivable Trust 2010–1B, 3.290%, 3–15–15 (A)	$4,000	4,137
America West Airlines, Inc. Pass-Through Certificates, Series 2000-1, 8.057%, 7–2–20	1,551	1,652
America West Airlines, Inc., Pass Through Certificates, Series 1999-1, 7.930%, 1–2–19	1,079	1,136
American Airlines Pass-Through Trust Series 2005-1, 12.000%, 3–29–14 (A)	611	605
AmeriCredit Automobile Receivable Trust 2012-4, Series C, 1.930%, 8–8–18	510	511
AmeriCredit Automobile Receivables Trust 2010-4B, 1.990%, 10–8–15	385	389
AmeriCredit Automobile Receivables Trust 2011-1, 2.850%, 8–8–16	1,380	1,415
Capital Auto Receivables Asset Trust 2007-3, 8.000%, 3–17–14 (A)	480	481
Chrysler Financial Auto Securitization Trust 2010-A, 1.650%, 11–8–13	1,780	1,783
Continental Airlines 2001-1 A-1, 8.048%, 11–1–20	1,070	1,222
Continental Airlines Pass-Through Certificates 2010-1B, 6.000%, 1–12–19	888	883
Continental Airlines Pass-Through Certificates, Series 2006-1, 0.768%, 6–2–13 (B)	925	906
Continental Airlines Pass-Through Certificates, Series 2009-2, 7.250%, 11–10–19	685	783
Continental Airlines, Inc. Class B Pass Through Certificates, Series 2012-1B, 6.250%, 4–11–20	1,000	1,035

ASSET-BACKED SECURITIES (Continued)	Principal	Value
Continental Airlines, Inc., Ser 2012-2 Class A, 4.000%, 10–29–24	$1,290	$1,319
CountryPlace Manufactured Housing Contract Trust 2005-1:
4.800%, 12–15–35 (A)(B)	851	861
5.200%, 12–15–35 (A)(B)	300	296
CVS Caremark Corporation Pass-Through Trust: 6.036%, 12–10–28	3,386	3,932
6.943%, 1–10–30	581	708
Green Tree Financial Corporation, Manufactured Housing Contract, Pass-Through Certificates, Series 1993-3 A7, 6.400%, 10–15–18	52	54
Green Tree Financial Corporation, Manufactured Housing Contract, Pass-Through Certificates, Series 1994-5 A5, 8.300%, 11–15–19	126	128
Green Tree Financial Corporation, Manufactured Housing Contract, Pass-Through Certificates, Series 1996-4 A6, 7.400%, 6–15–27	678	712
Honda Auto Receivables 2009-3 Owner Trust, 3.300%, 9–15–15	860	863
Nordstrom Credit Card Master Note Trust II, Series 2011-1A, 2.280%, 11–15–19 (A)	2,880	3,001
Origen Manufactured Housing Contract Trust 2004-A, 5.700%, 1–15–35	647	687
Origen Manufactured Housing Contract Trust 2004-B:
4.750%, 8–15–21	248	249
5.730%, 11–15–35 (B)	767	816
Origen Manufactured Housing Contract Trust 2005-A, 5.860%, 6–15–36 (B)	83	89
Origen Manufactured Housing Contract Trust 2005-B, 5.910%, 1–15–37	700	734
Santander Drive Auto Receivables Trust 2010-B, 2.100%, 9–15–14 (A)	1,457	1,462
Santander Drive Auto Receivables Trust 2011-4, 1.370%, 3–16–15	858	862

ASSET-BACKED SECURITIES (Continued)	Principal	Value
US Airways, Inc. Class A Pass-Through Certificates, Series 2012-1, 5.900%, 10–1–24	$1,010	$1,068
Wells Fargo Commerical Mortgage Trust, Ser 2012-LC5 A3, 2.918%, 10–15–45	3,173	3,282
World Financial Network Credit Card Master Note Trust, Ser 2006-A,
0.351%, 2–15–17 (A)(B)	4,800	4,798

TOTAL ASSET-BACKED SECURITIES – 7.5%		$42,859
(Cost: $41,694)

CORPORATE DEBT SECURITIES
Aerospace – 0.3%
BE Aerospace, Inc., 5.250%, 4-1–22	1,640	1,706

Aerospace & Defense – 0.2%
Textron Inc., 5.600%, 12–1–17	1,000	1,108

Airlines – 0.6%
United Air Lines, Inc., 10.400%, 11–1–16	830	957
US Airways Group, Inc. Class A, 6.250%, 4–22–23	1,263	1,342
US Airways Group, Inc. Class B, 8.500%, 4–22–17	879	901

		3,200

Application Software – 0.4%
Intuit Inc., 5.750%, 3–15–17	1,780	2,067

Auto Parts & Equipment – 0.8%
Dana Holding Corporation:
6.500%, 2–15–19	1,500	1,598
6.750%, 2–15–21	1,500	1,620
Delphi Corporation, 6.125%, 5–15–21	300	332
Tenneco Inc., 6.875%, 12–15–20	850	931

		4,481

Automobile Manufacturers – 0.7%
Hyundai Capital America, 1.625%, 10–2–15 (A)	1,600	1,601
Hyundai Capital Services, Inc., 4.375%, 7–27–16 (A)	2,000	2,156

		3,757

10	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Bond Fund (in thousands) SEPTEMBER 30, 2012 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Building Products – 0.2%
Ryland Group, Inc. (The), 5.375%, 10–1–22	$1,000	$1,003

Cable & Satellite – 1.2%
DISH DBS Corporation, 4.625%, 7–15–17 (A)	1,725	1,764
EchoStar DBS Corporation, 7.750%, 5–31–15	1,890	2,125
NBCUniversal Media LLC, 4.450%, 1–15–43	3,750	3,737

		7,626

Communications Equipment – 0.4%
Telefonaktiebolaget LM Ericsson, 4.125%, 5–15–22	2,335	2,408

Consumer Finance – 3.3%
American Express Credit Account Master Trust Series 2012–2, 0.990%, 3–15–18	1,855	1,861
American Express Credit Corporation, 1.504%, 6–12–15 (B)	1,130	1,153
AmeriGas Partners, L.P. and AmeriGas Finance Corp., 6.500%, 5–20–21	477	501
Capital One Bank USA NA, 8.800%, 7–15–19	2,330	3,075
Discover Bank, 8.700%, 11–18–19	1,930	2,492
Discover Financial Services, 6.450%, 6–12–17	660	749
Ford Motor Credit Company LLC:
5.625%, 9–15–15	1,500	1,640
3.000%, 6–12–17	1,375	1,400
General Motors Financial Company, Inc., 4.750%, 8–15–17 (A)	4,100	4,204
Union 13 Leasing LLC, 1.870%, 6–28–24	1,153	1,171

		18,246

Distillers & Vintners – 0.7%
Constellation Brands, Inc., 4.625%, 3–1–23	1,175	1,199
Pernod Ricard S.A., 5.750%, 4–7–21 (A)	2,700	3,213

		4,412

Diversified Banks – 0.6%
Bank of America Corporation, 5.750%, 12–1–17	2,405	2,768
Wells Fargo Bank, N.A., 4.750%, 2–9–15	785	849

		3,617

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Chemicals – 0.5%
Eastman Chemical Company, 2.400%, 6–1–17	$2,550	$2,664

Electric Utilities – 0.5%
Southwestern Electric Power Company, 5.550%, 1–15–17	2,395	2,705

Electrical Components & Equipment – 0.2%
Actuant Corporation, 5.625%, 6–15–22	1,195	1,240

Food Retail – 0.3%
Tesco plc, 2.000%, 12–5–14 (A)	1,550	1,580

Health Care Facilities – 0.4%
NYU Hospitals Center, 4.428%, 7–1–42	2,210	2,246

Health Care Services – 1.2%
Aristotle Holding, Inc., 3.500%, 11–15–16 (A)	3,200	3,460
Medco Health Solutions, Inc., 7.125%, 3–15–18	1,030	1,294
Quest Diagnostics Incorporated, 5.750%, 1–30–40	1,860	2,204

		6,958

Health Care Supplies – 1.4%
Bio-Rad Laboratories, Inc., 4.875%, 12–15–20	4,300	4,606
Celgene Corporation, 3.250%, 8–15–22	3,980	4,019

		8,625

Industrial Machinery – 0.4%
Flowserve Corporation, 3.500%, 9–15–22	2,275	2,300

Integrated Telecommunication Services –1.0%
CenturyLink, Inc.:
6.150%, 9–15–19	1,000	1,121
6.450%, 6–15–21	2,830	3,193
Qwest Communications International Inc., 7.125%, 4–1–18	1,500	1,592

		5,906

Investment Banking & Brokerage – 0.8%
Goldman Sachs Group, Inc. (The), 6.250%, 9–1–17	970	1,137
Morgan Stanley:
6.250%, 8–28–17	2,200	2,497
5.500%, 7–28–21	1,090	1,193

		4,827

Life & Health Insurance – 1.1%
Principal Financial Group, Inc., 4.625%, 9–15–42	925	946

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Life & Health Insurance (Continued)
Prudential Financial, Inc., 5.875%, 9–15–42	$3,000	$3,075
StanCorp Financial Group, Inc., 6.875%, 10–1–12	450	450
Symetra Financial Corporation, 6.125%, 4–1–16 (A)	1,450	1,569

		6,040

Managed Health Care – 0.6%
Coventry Health Care, Inc., 6.125%, 1–15–15	415	457
WellPoint, Inc., 4.650%, 1–15–43	2,660	2,716

		3,173

Metal & Glass Containers – 0.6%
Ball Corporation:
7.375%, 9–1–19	500	558
6.750%, 9–15–20	2,720	2,991

		3,549

Multi-Utilities – 1.3%
CMS Energy Corporation:
2.750%, 5–15–14	600	609
8.750%, 6–15–19	1,825	2,369
Duke Energy Carolinas, LLC, 4.000%, 9–30–42	4,270	4,362

		7,340

Oil & Gas – 0.1%
Cimarex Energy Co., 5.875%, 5–1–22	500	528

Oil & Gas Exploration & Production – 1.3%
Concho Resources Inc.:
5.500%, 10–1–22	2,500	2,606
5.500%, 4–1–23	1,500	1,568
Tesoro Corporation:
4.250%, 10–1–17	2,645	2,724
5.375%, 10–1–22	570	587

		7,485

Oil & Gas Refining & Marketing – 0.7%
NuStar Logistics, L.P., 7.900%, 4–15–18	3,300	3,743

Oil & Gas Storage & Transportation – 3.6%
El Paso Natural Gas Company, 7.500%, 11–15–26	3,290	4,319
El Paso Pipeline Partners Operating Company, LLC:
6.500%, 4–1–20	375	445
5.000%, 10–1–21	690	760
Energy Transfer Partners, L.P., 9.000%, 4–15–19	2,770	3,572
Kinder Morgan Finance Company, ULC, 6.000%, 1–15–18 (A)	1,215	1,317

2012	SEMIANNUAL REPORT	11

SCHEDULE OF INVESTMENTS

Ivy Bond Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Storage & Transportation (Continued)
Regency Energy Partners LP and Regency Energy Finance Corp.:
6.500%, 7–15–21	$3,000	$3,210
5.500%, 4–15–23	1,000	1,011
Sunoco Logistics Partners Operations L.P., 6.850%, 2–15–40	1,265	1,454
Western Gas Partners, LP:
5.375%, 6–1–21	1,890	2,148
4.000%, 7–1–22	1,695	1,767
Williams Partners L.P., 7.250%, 2–1–17	770	937

		20,940

Other Diversified Financial Services – 2.5%
Citigroup Funding Inc., 4.450%, 1–10–17	3,280	3,603
Citigroup Inc., 6.010%, 1–15–15	1,080	1,184
Daimler Finance North America LLC, 1.300%, 7–31–15	5,200	5,220
JPMorgan Chase Bank N.A.:
5.875%, 6–13–16	1,170	1,346
6.000%, 7–5–17	215	252
6.000%, 10–1–17	2,368	2,803

		14,408

Paper Packaging – 0.4%
Rock–Tenn Company, 4.450%, 3–1–19 (A)	2,160	2,280

Pharmaceuticals – 0.3%
Mylan Inc.,
6.000%, 11–15–18 (A)	1,500	1,590

Property & Casualty Insurance – 1.2%
Liberty Mutual Group, Inc.:
7.300%, 6–15–14 (A)	1,000	1,087
5.000%, 6–1–21 (A)	5,280	5,582
OneBeacon U.S. Holdings, Inc., 5.875%, 5–15–13	200	205

		6,874

Railroads – 0.6%
BNSF Funding Trust I, 6.613%, 12–15–55	2,985	3,321

Real Estate Operating Companies – 0.6%
Colonial Realty Limited Partnership, 5.500%, 10–1–15	1,830	1,962
Helios Leasing I LLC, 2.018%, 5–29–24	1,399	1,432

		3,394

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Regional Banks – 2.1%
AmSouth Bancorporation, 5.200%, 4–1–15	$1,000	$1,040
HSBC Bank USA, N.A., 6.000%, 8–9–17	4,235	4,937
PNC Bank, N.A., 6.875%, 4–1–18	1,045	1,299
Santander Holdings USA, Inc., 3.000%, 9–24–15	865	875
SunTrust Bank, 0.721%, 8–24–15 (B)	4,225	4,076

		12,227

Research & Consulting Services – 0.1%
Dun & Bradstreet Corporation (The), 2.875%, 11–15–15	705	724

Retail REITs – 0.1%
Westfield Group, 7.500%, 6–2–14 (A)	600	661

Retail Stores – 0.3%
Dollar General Corporation, 4.125%, 7–15–17	1,395	1,458

Security & Alarm Services – 0.8%
ADT Corporation (The):
2.250%, 7–15–17 (A)	2,360	2,430
4.875%, 7–15–42 (A)	1,800	1,951

		4,381

Specialized Finance – 0.2%
International Lease Finance Corporation, 6.500%, 9–1–14 (A)	1,300	1,398

Specialized REITs – 1.3%
HCP, Inc., 3.750%, 2–1–19	1,660	1,741
Health Care REIT, Inc., 4.125%, 4–1–19	2,830	3,014
Healthcare Realty Trust Incorporated, 5.125%, 4–1–14	824	867
Nationwide Health Properties, Inc.:
6.250%, 2–1–13	600	611
6.000%, 5–20–15	1,000	1,114

		7,347

Specialized REIT’s – 0.3%
Ventas Realty, LP and Ventas Capital Corp., 4.000%, 4–30–19	1,850	1,978

Trading Companies & Distributors – 0.3%
AmeriGas Finance Corp. and AmeriGas Finance LLC, 6.750%, 5–20–20	1,500	1,601

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Trucking – 0.2%
Tagua Leasing, LLC, 1.900%, 7–12–24	$1,290	$1,312

Wireless – 0.1%
Virgin Media Finance plc, 5.250%, 2–15–22	350	368

Wireless Telecommunication Service – 0.2%
Crown Castle International Corp., 6.113%, 1–15–20 (A)	850	1,024

TOTAL CORPORATE DEBT SECURITIES – 37.0%		$211,826
(Cost: $200,373)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 4.6%
7 WTC Depositor, LLC Trust 2012-WTC Commercial Mortgage Pass-Through Certificates, Series 2012-7WTC, 4.082%, 3–13–31 (A)	2,560	2,689
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 5.468%, 6–11–41 (B)	1,382	1,470
Commercial Mortgage Asset Trust:
6.975%, 1–17–32	982	1,000
7.800%, 11–17–32 (B)	1,000	1,053
Extended Stay America Trust, Commercial Mortgage Pass-Through Certificates, Series 2010-ESH, 4.860%, 11–5–27 (A)	1,905	1,922
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11–11–38 (A)	1,500	1,035
Hometown Commercial Trust 2007-1, Commercial Mortgage-Backed Notes, Series 2007-1, 6.057%, 6–11–39 (A)	294	200
J.P. Morgan Chase Commercial Mortgage Securities Trust 2009-IWST, Commercial Mortgage Pass-Through Certificates, Series 2009-IWST:
2.224%, 12–5–27 (A)(B)	6,044	707
7.693%, 12–5–27 (A)(B)	2,600	3,212

12	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Bond Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

MORTGAGE-BACKED SECURITIES (Continued)	Principal		Value
Commercial Mortgage-Backed Securities (Continued)
LB-UBS Commercial Mortgage Trust 2003-C7, 5.264%, 7–15–37 (A)(B)	$1,000		$992
Morgan Stanley Capital I Trust 2012-C4, 3.773%, 3–15–45	945		992
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005–RR4: 5.000%, 11–28–35 (A)	1,021		1,025
5.880%, 11–28–35 (A)(B)	1,280		829
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-D6, 6.000%, 3–15–30 (A)	500		507
Prudential Securities Secured Financing Corporation, Commercial Mortgage Pass-Through Certficates, Series 2003-PWR1, 4.775%, 2–11–36 (A)	1,516		1,489
UBS-Barclays Commerical Mortgage Trust, Ser 2012-C3 A4, 3.091%, 8–10–49	2,885		3,003
Vornado DP LLC Trust 2010, Commercial Mortgage Pass-Through Certificates, Series 2010-VNO, 5.280%, 9–13–28 (A)	1,200		1,366
WFRBS Commercial Mortgage Trust 2001-C2 A-2, 3.791%, 2–15–44 (A)	1,485		1,619
WFRBS Commercial Mortgage Trust 2011-C5, 3.667%, 11–15–44 (B)	1,135		1,258

			26,368

Non-Agency REMIC/CMO – 0.0%
Banco Hipotecario Nacional:
7.916%, 7–25–09 (A)	31		—	*
1.667%, 3–25–12 (A)	10		—	*
7.540%, 5–31–17 (A)	—	*	—
Bear Stearns Mortgage Securities Inc., 8.000%, 11–25–29	207		189
Mellon Residential Funding, 6.750%, 6–25–28	7		8

			197

Other Mortgage-Backed Securities – 2.4%
Aames Mortgage Trust 2001-4, 7.150%, 1–25–32 (B)	386		250

MORTGAGE-BACKED SECURITIES (Continued)	Principal	Value
Other Mortgage-Backed Securities (Continued)
ABFS Mortgage Loan Trust 2001-2, 6.990%, 12–25–31 (B)	$574	$421
Asset Securitization Corporation:
8.621%, 8–13–29 (B)(C)	297	12
7.601%, 2–14–43 (B)	170	175
Banc of America Alternative Loan Trust 2003-05, 5.500%, 7–25–33	904	55
Banc of America Alternative Loan Trust 2005-06, 6.000%, 7–25–35	540	92
Banc of America Mortgage Trust 2003-09, 5.500%, 12–25–33	528	279
Banc of America Mortgage Trust 2004-03, 4.875%, 4–25–19	152	138
Bank of America Mortgage Securities, Inc., Mortgage Pass-Through Certificates, Series 2003-3, 5.500%, 5–25–33	1,050	1,078
C-Bass 2006-MH1 Trust: 5.970%, 10–25–36 (A)(B)	1,164	1,197
6.240%, 10–25–36 (A)(B)	88	93
CHL Mortgage Pass-Through Trust 2004-J4, 5.250%, 5–25–34	293	278
Collateralized Mortgage Obligation Trust, 5.000%, 7–1–18	12	13
CWHEQ Home Equity Loan Trust, Series 2007-S2, 5.934%, 5–25–37 (B)	347	224
First Horizon Mortgage Pass-Through Trust 2003-8, 5.140%, 10–25–33 (B)	191	79
First Horizon Mortgage Pass-Through Trust 2007-4, 5.500%, 8–25–22	206	193
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC: 5.250%, 4–25–32	532	443
5.392%, 4–25–32 (B)	825	254
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC: 5.250%, 11–25–32 (A)	1,082	871
GMACM Home Equity Loan Trust 2006-HE3, 6.088%, 10–25–36 (B)	257	224
GMACM Home Equity Loan Trust 2007-HE1, 5.952%, 8–25–37 (B)	570	371
Impac CMB Trust Series 2003-2F, 7.000%, 1–25–33 (B)	332	267

MORTGAGE-BACKED SECURITIES (Continued)	Principal	Value
Other Mortgage-Backed Securities (Continued)
J.P. Morgan Mortgage Trust 2004-A3, 3.045%, 7–25–34 (B)	$290	$286
J.P. Morgan Mortgage Trust 2006-A2, 2.863%, 8–25–34 (B)	1,856	1,111
Merrill Lynch Mortgage Investors, Inc. Mortgage Pass-Through Certificates Series 1997-C2, 6.250%, 12–10–29	981	980
Morgan Stanley Capital I Trust 2004-TOP15, 5.030%, 6–13–41	294	301
Morgan Stanley Capital I Trust 2012-STAR Class A-2, 3.201%, 8–5–34 (A)	1,350	1,421
Morgan Stanley Capital I Trust 2012-STAR Class B, 3.451%, 8–5–34 (A)	930	960
Prudential Home Mortgage Securities: 6.730%, 4–28–24 (A)(B)	1	1
7.900%, 9–28–24 (A)(B)	3	2
RASC Series 2003–KS10 Trust, 6.410%, 12–25–33	221	58
RFMSI Series 2004–S5 Trust: 4.500%, 5–25–19	197	167
Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997-HUD1, 7.750%, 12–25–30 (B)	719	415
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, 5.400%, 11–25–35 (B)	1,575	145
Structured Asset Mortgage Investments, Inc.:
2.968%, 5–2–30 (B)	7	2
Structured Asset Securities Corporation, 5.250%, 8–25–33	232	179
TimberStar Trust I, 6.208%, 10–15–36 (A)	560	601
Wells Fargo Alternative Loan 2007-PA3 Trust, 5.750%, 7–25–37	143	5

		13,641

TOTAL MORTGAGE-BACKED SECURITIES – 7.0%		$40,206
(Cost: $47,740)

2012	SEMIANNUAL REPORT	13

SCHEDULE OF INVESTMENTS

Ivy Bond Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

MUNICIPAL BONDS- TAXABLE	Principal	Value

Florida – 0.1%
Sarasota Cnty, FL, Cap Impvt Rev Bonds, Ser 2010A, 7.016%, 10–1–40	$520	$634

New Jersey – 0.2%
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2010C, 5.754%, 12–15–28	760	898

New York – 1.3%
Port Auth of NY and NJ Consolidated Bonds, 168th Ser, 4.926%, 10–1–51	3,550	4,002
Port Authority of New York & New Jersey, 4.458%, 10–1–62	3,110	3,133

		7,135

Washington – 0.2%
Pub Util Dist No. 1, Douglas Cnty, WA, Wells Hydroelec Bonds, Ser 2010A, 5.450%, 9–1–40	1,205	1,357

TOTAL MUNICIPAL BONDS-TAXABLE – 1.8%		$10,024
(Cost: $9,027)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.1%
Federal National Mortgage Association, 5.500%, 2–1–35	274	304

Mortgage–Backed Obligations – 31.5%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.500%, 12–1–17	191	207
5.500%, 9–1– 19	299	326
5.000%, 4–1–23	900	979
3.500%, 8–1–26	1,703	1,821
5.000%, 5–1–29	154	167
6.500%, 9–1–32	90	102
5.300%, 1–15–33	206	228
6.000%, 11–1–33	165	188
5.500%, 5–1–34	1,126	1,263
6.500%, 5–1–34	300	344
5.500%, 6–1–34	460	505
5.000%, 9–1–34	7	7
5.500%, 9–1–34	23	25
5.500%, 10–1–34	549	615
5.500%, 7–1–35	201	220
5.000%, 8–1–35	276	300
5.500%, 10–1–35	190	213
5.000%, 11–1–35	572	622

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage–Backed Obligations (Continued)
5.000%, 12–1–35	$182	$198
6.500%, 7–1–36	209	237
7.000%, 12–1–37	357	413
5.500%, 2–1–39	1,368	1,509
5.000%, 11–1–39	338	377
5.000%, 1–1–40	1,987	2,204
5.000%, 3–1–40	2,854	3,188
5.000%, 4–1–40	814	896
5.000%, 8–1–40	745	834
4.000%, 10–1–40	1,654	1,839
4.000%, 11–1–40	1,419	1,582
4.000%, 2–1–41	2,745	3,022
4.000%, 3–1–41	899	1,000
4.500%, 3–1–41	878	962
4.500%, 4–1–41	2,188	2,429
4.000%, 6–1–41	912	1,014
4.000%, 11–1–41	7,513	8,229
3.500%, 1–1–42	2,888	3,144
Federal Home Loan Mortgage Corporation Fixed RateParticipation Certificates:
4.500%, 1–1–41	1,788	1,982
4.500%, 4–1–41	1,847	2,089
4.000%, 10–1–41 TBA	1,400	1,505
3.500%, 3–1–42	2,942	3,178
3.000%, 8–1–42	1,997	2,110
3.500%, 8–1–42	4,984	5,369
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9–1–17	29	32
6.000%, 1–1–18	113	123
5.500%, 2–1–18	106	116
5.500%, 3–1–18	22	24
5.000%, 5–1–18	396	438
5.000%, 6–1–18	96	105
5.000%, 7–1–18	41	46
5.000%, 10–1–18	296	323
5.500%, 9–1–19	89	97
5.000%, 7–1–23	439	487
6.000%, 8–1–23	442	488
5.500%, 2–1–24	159	176
4.500%, 4–1–25	895	968
3.500%, 11–1–25	825	896
3.500%, 6–1–26	1,650	1,772
3.500%, 10–1–26 TBA	125	133
3.000%, 10–1–27	2,410	2,553
6.000%, 8–1–29	135	153
7.500%, 5–1–31	37	45
4.000%, 8–20–31	1,006	1,103
7.000%, 9–1–31	16	19
7.000%, 11–1–31	157	184
6.500%, 12–1–31	19	22
6.500%, 2–1–32	194	222
7.000%, 2–1–32	143	168
7.000%, 3–1–32	218	255
6.500%, 4–1–32	40	46
3.500%, 5–1–32	2,164	2,329
6.500%, 5–1–32	97	111
6.500%, 7–1–32	27	31
6.500%, 8–1–32	42	48
6.000%, 9–1–32	55	62

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage–Backed Obligations (Continued)
6.500%, 9–1–32	$97	$111
6.000%, 10–1–32	878	996
6.500%, 10–1–32	92	106
6.000%, 11–1–32	620	703
6.000%, 3–1–33	1,032	1,170
5.500%, 4–1–33	761	867
6.000%, 4–1–33	73	83
5.500%, 5–1–33	134	148
6.000%, 6–1–33	487	551
6.500%, 8–1–33	25	29
6.000%, 10–1–33	93	106
6.000%, 12–1–33	190	216
5.500%, 1–1–34	259	287
5.500%, 1–1–34	241	268
6.000%, 1–1–34	149	169
5.000%, 3–1–34	943	1,035
5.000%, 3–1–34	111	121
5.500%, 3–1–34	88	100
5.500%, 4–1–34	216	242
5.000%, 5–1–34	61	67
6.000%, 8–1–34	263	298
5.500%, 9–1–34	498	567
6.000%, 9–1–34	279	314
6.500%, 9–1–34	361	413
4.500%, 10–1–34 TBA	2,145	2,321
5.500%, 11–1–34	924	1,023
6.000%, 11–1–34	387	435
6.500%, 11–1–34	22	25
5.000%, 12–1–34	1,574	1,730
5.500%, 1–1–35	735	826
5.500%, 1–1–35	147	167
5.500%, 2–1–35	1,403	1,597
6.500%, 3–1–35	426	492
5.000%, 4–1–35	303	331
5.500%, 4–1–35	473	528
4.500%, 5–1–35	844	918
5.500%, 6–1–35	30	33
4.500%, 7–1–35	728	792
5.000%, 7–1–35	1,825	2,004
5.000%, 7–1–35	403	443
5.500%, 7–1–35	263	294
5.500%, 8–1–35	33	37
5.500%, 10–1–35	809	926
5.500%, 11–1–35	684	755
5.500%, 12–1–35	675	745
5.000%, 2–1–36	186	203
5.500%, 2–1–36	631	684
6.500%, 2–1–36	236	269
6.500%, 6–1–36	444	507
5.500%, 9–1–36	768	848
5.500%, 11–1–36	399	438
6.000%, 11–1–36	248	275
6.500%, 11–1–36	743	846
6.000%, 1–1–37	178	199
6.000%, 5–1–37	371	419
5.500%, 6–1–37	137	157
6.000%, 8–1–37	319	356
6.000%, 9–1–37	227	256
7.000%, 10–1–37	45	53
5.500%, 3–1–38	537	602
5.000%, 4–1–38	643	733
5.500%, 5–1–38	566	621
6.000%, 10–1–38	1,137	1,269

14	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Bond Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage–Backed Obligations (Continued)
6.000%, 12–1–38	$506	$569
4.500%, 6–1–39	380	422
5.000%, 12–1–39	771	878
5.500%, 12–1–39	794	886
5.000%, 3–1–40	2,137	2,389
6.000%, 6–1–40	710	786
4.500%, 10–1–40	1,681	1,824
4.000%, 12–1–40	2,568	2,822
4.000%, 1–15–41	1,672	1,848
3.500%, 4–1–41	2,822	3,046
4.000%, 4–1–41	2,005	2,210
4.500%, 4–1–41	2,451	2,719
5.000%, 4–1–41	459	520
4.500%, 7–1–41	2,580	2,827
4.000%, 8–1–41	2,248	2,426
4.000%, 9–1–41	2,774	3,049
3.500%, 10–1–41 TBA	2,440	2,616
4.000%, 10–1–41 TBA	7,865	8,531
3.500%, 11–1–41	5,376	5,824
3.500%, 1–1–42	1,432	1,546
3.000%, 3–1–42	1,947	2,057
3.000%, 8–1–42	996	1,054
3.000%, 9–1–42	3,000	3,173
3.000%, 10–1–42	4,880	5,149
Federal National Mortgage Association Non-Agency REMIC/CMO, 4.500%, 7–25–24	1,875	2,051
Government National Mortgage Association Agency REMIC/CMO:
0.426%, 3–16–34 (B)(C)	2,897	33
0.643%, 7–16–40 (B)(C)	799	16
0.000%, 3–16–42 (B)(C)(D)	759	—	*
1.002%, 6–17–45 (B)(C)	8,921	166
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.250%, 7–15–24	111	128
5.000%, 7–15–33	428	475
5.000%, 7–15–34	353	392
5.500%, 12–15–34	484	541
5.000%, 1–15–35	576	638
5.000%, 12–15–35	794	881
4.000%, 6–20–36	1,326	1,467
5.500%, 7–15–38	467	522
5.500%, 10–15–38	402	451
5.500%, 2–15–39	316	354
5.000%, 12–15–39	248	276
5.000%, 1–15–40	2,230	2,503
4.500%, 6–15–40	905	1,006

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage–Backed Obligations (Continued)
5.000%, 7–15–40	$776	$860
4.000%, 12–20–40	906	1,016
4.000%, 8–1–41	913	1,000
4.000%, 10–15–41	945	1,055
United States Department of Veterans Affairs, Guaranteed REMIC Pass–Through Certificates, Vendee Mortgage Trust, 1995-1 Class 1, 7.211%, 2–15–25 (B)	119	140
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1995-1 Class 2, 7.793%, 2–15–25	36	43

		180,326

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 31.6%		$180,630
(Cost: $174,066)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 10.5%
United States Treasury Bonds:
5.375%, 2–15–31 (E)	1,775	2,569
3.000%, 5–15–42	18,940	19,667
United States Treasury Notes:
1.875%, 7–15–13	1,372	1,413
0.250%, 8–31–14	2,215	2,216
0.250%, 9–15–15	7,055	7,043
0.625%, 8–31–17	2,455	2,457
1.000%, 8–31–19	12,915	12,891
1.625%, 8–15–22	11,664	11,655

		59,911

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS –10.5%		$59,911
(Cost: $59,017)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper – 8.8%
CVS Caremark Corporation, 0.330%, 10–1–12 (F)	$3,800	$3,800
Fannie Mae Discount Notes, 0.130%, 12–19–12 (F)	5,000	4,999
Freddie Mac Discount Notes, 0.090%, 10–29–12 (F)	850	850
Harley–Davidson Funding Corp. (GTD by Harley-Davidson, Inc.), 0.310%, 10–11–12 (F)	10,000	9,999
Heinz (H.J.) Finance Co. (GTD by Heinz (H.J.) Co.), 0.290%, 10–24–12 (F)	5,000	4,999
Medtronic, Inc.,
0.130%, 10–26–12 (F)	5,000	4,999
Straight-A Funding, LLC (GTD by Federal Financing Bank), 0.160%, 11–13–12 (F)	3,000	2,999
Total Capital Canada Ltd. (GTD by Total S.A.), 0.140%, 11–6–12 (F)	10,000	9,999
United Technologies Corporation, 0.110%, 10–22–12 (F)	5,000	5,000
Wisconsin Electric Power Co., 0.200%, 10–1–12 (F)	2,800	2,800

		50,444

Master Note – 0.3%
Toyota Motor Credit Corporation, 0.122%, 10–5–12 (G)	1,941	1,941

Municipal Obligations – Taxable – 0.1%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation), 0.190%, 10–1–12 (G)	434	434

TOTAL SHORT-TERM SECURITIES – 9.2%		$52,819
(Cost: $52,819)

TOTAL INVESTMENT SECURITIES – 104.6%		$598,332
(Cost: $584,789)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (4.6%)		(26,124)

NET ASSETS – 100.0%		$572,208

2012	SEMIANNUAL REPORT	15

SCHEDULE OF INVESTMENTS

Ivy Bond Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the total value of these securities amounted to $77,246 or 13.5% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012.

(C)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(D)	Zero coupon bond.

(E)	All or a portion of the security position has been pledged as collateral on open futures contracts.

(F)	Rate shown is the yield to maturity at September 30, 2012.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following futures contracts were outstanding at September 30, 2012 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
U.S. 10 Year Treasury Note	Short	12-19-12	147	$(19,622)	$(110)
U.S. 30 Year Treasury Bond	Short	12-19-12	65	(9,709)	24
U.S. 5 Year Treasury Note	Long	12-31-12	141	17,573	71

				$(11,758)	$(15)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$57	$—	$—
Asset-Backed Securities	—	30,287	12,572
Corporate Debt Securities	—	208,626	3,200
Mortgage-Backed Securities	—	36,700	3,506
Municipal Bonds	—	10,024	—
United States Government Agency Obligations	—	180,630	—	*
United States Government Obligations	—	59,911	—
Short-Term Securities	—	52,819	—
Total	$57	$578,997	$19,278
Futures Contracts	$95	$—	$—

Liabilities
Futures Contracts	$110	$—	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed Securities	Corporate Debt Securities	Mortgage- Backed Securities
Beginning Balance 4-1-12	$8,414	$6,368	$5,196
Net realized gain (loss)	(6)	—	(660)
Net change in unrealized appreciation (depreciation)	241	85	1,032
Purchases	4,262	—	—
Sales	(339)	(149)	(669)
Transfers into Level 3 during the period	—	—	1,204
Transfers out of Level 3 during the period	—	(3,104)	(2,597)
Ending Balance 9-30-12	$12,572	$3,200	$3,506
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-12	$241	$85	$309

16	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Bond Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 9-30-12	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Asset-Backed Securities	$12,572	Third-party vendor pricing service	Vendor quotes	98.00- 114.25%
Corporate Debt Securities	3,200	Third-party vendor pricing service	Vendor quotes	102.50- 115.25%
Mortgage-Backed Securities	3,506	Third-party vendor pricing service	Vendor quotes	0.00- 100.38%

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

TBA = To Be Announced

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	17

PORTFOLIO HIGHLIGHTS

Ivy Core Equity Fund	ALL DATA IS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Asset Allocation

Stocks	98.7%
Consumer Discretionary	24.6%
Industrials	16.0%
Consumer Staples	15.2%
Information Technology	14.7%
Financials	7.5%
Health Care	6.7%
Energy	6.6%
Materials	5.0%
Telecommunication Services	2.4%
Cash and Cash Equivalents	1.3%

Lipper Rankings

Category: Lipper Large-Cap Core Funds	Rank	Percentile
1 Year	117/940	13
3 Year	58/861	7
5 Year	46/756	7
10 Year	87/497	18

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
Apple Inc.	Information Technology
Capital One Financial Corporation	Financials
General Electric Company	Industrials
CBS Corporation, Class B	Consumer Discretionary
Precision Castparts Corp.	Industrials
Philip Morris International Inc.	Consumer Staples
Pall Corporation	Industrials
Union Pacific Corporation	Industrials
Anheuser-Busch InBev S.A., ADR	Consumer Staples
Harley-Davidson, Inc.	Consumer Discretionary

See your advisor or www.ivyfunds.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

18	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Core Equity Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense – 4.3%
Honeywell International Inc.	65	$3,878
Precision Castparts Corp.	76	12,479

		16,357

Apparel, Accessories & Luxury Goods – 3.2%
Polo Ralph Lauren Corporation	36	5,459
Under Armour, Inc., Class A (A)	120	6,683

		12,142

Application Software – 1.4%
Intuit Inc.	92	5,429

Biotechnology – 1.3%
Alexion Pharmaceuticals, Inc. (A)	42	4,805

Brewers – 3.0%
Anheuser-Busch InBev S.A., ADR (A)	134	11,486

Broadcasting – 5.2%
CBS Corporation, Class B	359	13,034
Discovery Holding Company, Class A (A)	117	6,947

		19,981

Cable & Satellite – 3.9%
Charter Communications, Inc., Class A (A)	57	4,264
Time Warner Cable Inc.	116	11,017

		15,281

Computer Hardware – 6.5%
Apple Inc. (A)	37	24,422

Consumer Finance – 4.6%
Capital One Financial Corporation	311	17,707

Data Processing & Outsourced Services –2.5%
MasterCard Incorporated, Class A	21	9,346

Department Stores – 0.3%
J. C. Penney Company, Inc.	43	1,052

Distillers & Vintners – 1.5%
Beam Inc.	96	5,524

Diversified Chemicals – 1.1%
Dow Chemical Company (The)	144	4,164

Fertilizers & Agricultural Chemicals – 2.6%
Monsanto Company	111	10,113

Food Retail – 1.3%
Whole Foods Market, Inc.	52	5,084

COMMON STOCKS (Continued)	Shares	Value
General Merchandise Stores – 1.9%
Target Corporation	111	$7,064

Health Care Equipment – 1.5%
Covidien plc	95	5,627

Home Improvement Retail – 2.0%
Home Depot, Inc. (The)	123	7,450

Household Products – 0.8%
Church & Dwight Co., Inc.	59	3,196

Hypermarkets & Super Centers – 1.4%
Costco Wholesale Corporation	53	5,257

Industrial Conglomerates – 3.4%
General Electric Company	577	13,097

Industrial Machinery – 3.7%
Pall Corporation	187	11,853
Pentair, Inc.	45	2,021

		13,874

Integrated Telecommunication Services –2.4%
AT&T Inc.	239	9,007

Internet Retail – 2.6%
Amazon.com, Inc. (A)	38	9,766

Internet Software & Services – 1.5%
Google Inc., Class A (A)	8	5,885

Leisure Products – 0.8%
Polaris Industries Inc.	39	3,146

Motorcycle Manufacturers – 3.0%
Harley-Davidson, Inc.	270	11,452

Movies & Entertainment – 1.7%
News Corporation Limited, Class B	265	6,574

Oil & Gas Equipment & Services – 2.6%
National Oilwell Varco, Inc.	50	3,965
Schlumberger Limited	81	5,895

		9,860

Oil & Gas Exploration & Production – 2.6%
ConocoPhillips	66	3,768
Noble Energy, Inc.	66	6,128

		9,896

Oil & Gas Refining & Marketing – 1.4%
Phillips 66	113	5,242

Other Diversified Financial Services – 2.9%
JPMorgan Chase & Co.	271	10,957

Packaged Foods & Meats – 2.2%
Mead Johnson Nutrition Company	112	8,237

COMMON STOCKS (Continued)	Shares	Value
Personal Products – 1.8%
Estee Lauder Companies, Inc. (The), Class A	113	$6,954

Pharmaceuticals – 3.9%
Allergan, Inc.	51	4,692
Pfizer Inc.	411	10,203

		14,895

Railroads – 4.6%
Kansas City Southern	75	5,653
Union Pacific Corporation	99	11,707

		17,360

Semiconductors – 2.8%
Altera Corporation	202	6,861
Microchip Technology Incorporated	115	3,775

		10,636

Specialty Chemicals – 1.3%
Sherwin-Williams Company (The)	33	4,899

Tobacco – 3.2%
Philip Morris International Inc.	132	11,887

TOTAL COMMON STOCKS – 98.7%		$375,111
(Cost: $290,412)

SHORT-TERM SECURITIES	Principal
Master Note – 1.0%
Toyota Motor Credit Corporation, 0.122%, 10-5-12 (B)	$3,955	3,955

TOTAL SHORT-TERM SECURITIES – 1.0%		$3,955
(Cost: $3,955)

TOTAL INVESTMENT SECURITIES – 99.7%		$379,066
(Cost: $294,367)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		992

NET ASSETS – 100.0%		$380,058

2012	SEMIANNUAL REPORT	19

SCHEDULE OF INVESTMENTS

Ivy Core Equity Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$93,908	$—	$—
Consumer Staples	57,625	—	—
Energy	24,998	—	—
Financials	28,664	—	—
Health Care	25,327	—	—
Industrials	60,688	—	—
Information Technology	55,718	—	—
Materials	19,176	—	—
Telecommunication Services	9,007	—	—
Total Common Stocks	$375,111	$—	$—
Short-Term Securities	—	3,955	—
Total	$375,111	$3,955	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

See Accompanying Notes to Financial Statements.

20	SEMIANNUAL REPORT	2012

PORTFOLIO HIGHLIGHTS

Ivy Cundill Global Value Fund	ALL DATA IS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Asset Allocation

Stocks	90.1%
Financials	34.1%
Consumer Discretionary	16.5%
Information Technology	15.3%
Energy	8.2%
Industrials	6.5%
Health Care	6.0%
Consumer Staples	3.5%
Warrants	2.0%
Bonds	0.0%
Other Government Securities	0.0%
Cash and Cash Equivalents	7.9%

Lipper Rankings

Category: Lipper Global Multi-Cap Value Funds	Rank	Percentile
1 Year	47/67	70
3 Year	45/59	75
5 Year	28/47	59
10 Year	16/22	70

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	45.4%
United States	41.8%
Canada	3.6%
Europe	28.2%
France	6.3%
Germany	5.7%
Italy	4.2%
Switzerland	3.5%
Other Europe	8.5%
Pacific Basin	18.2%
Japan	12.1%
Hong Kong	3.6%
Other Pacific Basin	2.5%
South America	0.3%
Cash and Cash Equivalents	7.9%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Bank of America Corporation	United States	Financials	Other Diversified Financial Services
American International Group, Inc.	United States	Financials	Multi-Line Insurance
Microsoft Corporation	United States	Information Technology	Systems Software
Citigroup Inc.	United States	Financials	Other Diversified Financial Services
Honda Motor Co., Ltd.	Japan	Consumer Discretionary	Automobile Manufacturers
GameStop Corp, Class A	United States	Consumer Discretionary	Computer & Electronics Retail
EXOR S.p.A.	Italy	Financials	Multi-Sector Holdings
Sega Sammy Holdings Inc.	Japan	Consumer Discretionary	Leisure Products
Chesapeake Energy Corporation, 5.750% Cumulative	United States	Energy	Oil & Gas Exploration & Production
First Pacific Company Limited	Hong Kong	Financials	Multi-Sector Holdings

See your advisor or www.ivyfunds.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

2012	SEMIANNUAL REPORT	21

SCHEDULE OF INVESTMENTS

Ivy Cundill Global Value Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia – 2.5%
Primary Health Care Limited	1,429	$5,367

Belgium – 2.8%
ageas N.V. (A)	251	6,024

Brazil – 0.3%
HRT Participacoes Em Petroleo S.A. (A)	284	630

Canada – 3.6%
EnCana Corporation	207	4,529
Fairfax Financial Holdings Limited	8	3,096

		7,625

Finland – 1.0%
Nokia OYJ	839	2,166

France – 6.3%
Carrefour S.A.	365	7,570
Compagnie Generale des Etablissements Michelin, Class B	77	6,032

		13,602

Germany – 5.7%
Deutsche Lufthansa Aktiengesellschaft	508	6,894
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	35	5,425

		12,319

Greece – 0.5%
Intralot S.A. Integrated Lottery Systems and Services	626	1,063

Hong Kong – 3.6%
First Pacific Company Limited	7,063	7,679
Henderson Land Development Company Limited	2	14

		7,693

Italy – 4.2%
EXOR S.p.A.	360	9,057

Japan – 12.1%
Canon Inc.	94	2,999
Honda Motor Co., Ltd.	332	10,188
Nintendo Co., Ltd.	33	4,144
Sega Sammy Holdings Inc.	456	8,661

		25,992

Netherlands – 2.5%
TNT N.V. (A)	1,529	5,326

Switzerland – 3.5%
Actelion Ltd	150	7,526

COMMON STOCKS (Continued)	Shares	Value
United Kingdom – 1.7%
BP plc, ADR	84	$3,578

United States – 35.9%
American International Group, Inc. (A)	447	14,657
Bank of America Corporation	1,685	14,875
Citigroup Inc.	383	12,534
Dell Inc.	701	6,913
FedEx Corporation	21	1,755
GameStop Corp, Class A	434	9,120
Hewlett-Packard Company	242	4,136
Liberty Ventures Group, Series A (A)	2	119
Microsoft Corporation	428	12,740

		76,849

TOTAL COMMON STOCKS – 86.2%		$184,817
(Cost: $186,299)

PREFERRED STOCKS – 3.9%
United States – 3.9%
Chesapeake Energy Corporation, 5.750% Cumulative (B)	9	$8,476

(Cost: $9,176)

WARRANTS – 2.0%
United States – 2.0%
JPMorgan Chase & Co., Expires 10–28–18 (C)	409	$4,204

(Cost: $5,192)

OTHER GOVERNMENT SECURITIES	Principal
Greece – 0.0%
Hellenic Republic:
2.000%, 2–24–23 (D)	EUR18	7
2.000%, 2–24–24 (D)	18	6
2.000%, 2–24–25 (D)	18	5
2.000%, 2–24–26 (D)	18	5
2.000%, 2–24–27 (D)	18	5
2.000%, 2–24–28 (D)	19	5
2.000%, 2–24–29 (D)	19	5
2.000%, 2–24–30 (D)	19	5
2.000%, 2–24–31 (D)	19	5
2.000%, 2–24–32 (D)	19	5
2.000%, 2–24–33 (D)	19	5
2.000%, 2–24–34 (D)	19	5
2.000%, 2–24–35 (D)	19	4
2.000%, 2–24–36 (D)	19	4
2.000%, 2–24–37 (D)	19	4
2.000%, 2–24–38 (D)	19	4
2.000%, 2–24–39 (D)	19	4
2.000%, 2–24–40 (D)	19	4
2.000%, 2–24–41 (D)	19	4

OTHER GOVERNMENT SECURITIES (Continued)	Principal	Value
Greece (Continued)
2.000%, 2–24–42 (D)	EUR19	$4
0.000%, 10–15–42 (D)(E)	378	3

		98

TOTAL OTHER GOVERNMENT SECURITIES – 0.0%		$98
(Cost: $82)

SHORT-TERM SECURITIES
Commercial Paper – 5.8%
Fannie Mae Discount Notes, 0.120%, 12–20–12 (F)	$1,600	1,600
Freddie Mac Discount Notes:
0.100%, 10–9–12 (F)	500	500
0.090%, 10–29–12 (F)	1,100	1,100
0.130%, 12–18–12 (F)	2,500	2,499
Straight-A Funding, LLC (GTD by Federal Financing Bank):
0.130%, 10–17–12 (F)	5,400	5,399
0.160%, 11–13–12 (F)	1,550	1,550

		12,648

Treasury Bills – 0.7%
United States Treasury Bills, 0.140%, 11–1–12	1,400	1,400

United States Government Agency Obligations – 1.4%
Overseas Private Investment Corporation (GTD by United States Government), 0.170%, 10–3–12 (G)	3,000	3,000

TOTAL SHORT-TERM SECURITIES – 7.9%		$17,048
(Cost: $17,048)

TOTAL INVESTMENT SECURITIES – 100.0%		$214,643
(Cost: $217,797)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(57)

NET ASSETS – 100.0%		$214,586

22	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Cundill Global Value Fund (in thousands) SEPTEMBER 30, 2012

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the total value of these securities amounted to $8,476 or 3.9% of net assets.

(C)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(E)	Zero coupon bond.

(F)	Rate shown is the yield to maturity at September 30, 2012.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at September 30, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	Canadian Imperial Bank of Commerce	613,159	11-7-12	$—	$159
Sell	Japanese Yen	Toronto-Dominion Bank (The)	624,000	11-28-12	—	154
Sell	Japanese Yen	Royal Bank of Canada	606,300	2-6-13	6	—

					$6	$313

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$35,183	$—	$—
Consumer Staples	7,570	—	—
Energy	8,737	—	—
Financials	73,362	—	—
Health Care	12,893	—	—
Industrials	13,975	—	—
Information Technology	33,097	—	—
Total Common Stocks	$184,817	$—	$—
Preferred Stocks	—	8,476	—
Warrants	4,204	—	—
Other Government Securities	—	98	—
Short-Term Securities	—	17,048	—
Total	$189,021	$25,622	$—
Forward Foreign Currency Contracts	$—	$6	$—

Liabilities
Forward Foreign Currency Contracts	$—	$313	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

Market Sector Diversification
(as a % of net assets)
Financials	36.1%
Consumer Discretionary	16.5%
Information Technology	15.3%
Energy	8.2%

Industrials	6.5%
Health Care	6.0%
Consumer Staples	3.5%
Other Government Securities	0.0%
Other+	7.9%

+Includes	cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	23

PORTFOLIO HIGHLIGHTS

Ivy Dividend Opportunities Fund	ALL DATA IS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Asset Allocation

Stocks	97.0%
Industrials	15.0%
Energy	14.1%
Financials	13.7%
Consumer Discretionary	13.4%
Consumer Staples	12.9%
Information Technology	11.0%
Health Care	8.5%
Materials	5.4%
Telecommunication Services	2.0%
Utilities	1.0%
Cash and Cash Equivalents	3.0%

Lipper Rankings

Category: Lipper Equity Income Funds	Rank	Percentile
1 Year	35/294	12
3 Year	219/243	90
5 Year	170/210	81

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
Philip Morris International Inc.	Consumer Staples
Apple Inc.	Information Technology
JPMorgan Chase & Co.	Financials
Schlumberger Limited	Energy
Microchip Technology Incorporated	Information Technology
Union Pacific Corporation	Industrials
Home Depot, Inc. (The)	Consumer Discretionary
General Electric Company	Industrials
Goldman Sachs Group, Inc. (The)	Financials
Exxon Mobil Corporation	Energy

See your advisor or www.ivyfunds.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

24	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Dividend Opportunities Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense – 3.8%
Boeing Company (The)	112	$7,822
Honeywell International Inc.	90	5,398

		13,220

Apparel, Accessories & Luxury Goods – 0.5%
V.F. Corporation	12	1,849

Brewers – 2.3%
Anheuser-Busch InBev S.A., ADR (A)	96	8,260

Broadcasting – 0.6%
CBS Corporation, Class B	62	2,238

Casinos & Gaming – 2.1%
Las Vegas Sands, Inc.	78	3,596
Wynn Resorts, Limited	33	3,807

		7,403

Computer Hardware – 3.8%
Apple Inc. (A)	20	13,645

Construction & Farm Machinery & Heavy Trucks – 3.5%
Caterpillar Inc.	40	3,459
Cummins Inc.	11	996
Deere & Company	94	7,766

		12,221

Consumer Finance – 1.7%
Capital One Financial Corporation	104	5,901

Data Processing & Outsourced Services – 3.3%
Paychex, Inc.	103	3,434
Visa Inc., Class A	60	8,030

		11,464

Department Stores – 0.5%
Macy’s Inc.	46	1,723

Distillers & Vintners – 2.1%
Diageo plc, ADR	65	7,288

Diversified Banks – 2.0%
Wells Fargo & Company	207	7,130

Diversified Chemicals – 1.0%
Dow Chemical Company (The)	116	3,362

Diversified Metals & Mining – 1.9%
Freeport-McMoRan Copper & Gold Inc., Class B	83	3,303
Rio Tinto plc, ADR	75	3,516

		6,819

Fertilizers & Agricultural Chemicals – 2.5%
Monsanto Company	39	3,586
Mosaic Company (A)	88	5,050

		8,636

COMMON STOCKS (Continued)	Shares	Value
General Merchandise Stores – 1.1%
Target Corporation	61	$3,849

Home Improvement Retail – 2.6%
Home Depot, Inc. (The)	154	9,309

Homebuilding – 3.1%
D.R. Horton, Inc.	308	6,365
M.D.C. Holdings, Inc.	106	4,076

		10,441

Household Products – 1.3%
Colgate-Palmolive Company	43	4,578

Industrial Conglomerates – 2.6%
General Electric Company	398	9,033

Industrial Machinery – 0.5%
Pall Corporation	28	1,778

Integrated Oil & Gas – 3.5%
Chevron Corporation	16	1,807
Exxon Mobil Corporation	96	8,788
Royal Dutch Petroleum Company, New York Shares	25	1,763

		12,358

Integrated Telecommunication Services – 2.0%
AT&T Inc.	191	7,199

Investment Banking & Brokerage – 2.5%
Goldman Sachs Group, Inc. (The)	78	8,856

Mortgage REITs – 1.5%
American Capital Agency Corp.	154	5,336

Multi-Utilities – 1.0%
PG&E Corporation	83	3,529

Oil & Gas Drilling – 2.5%
Seadrill Limited	222	8,699

Oil & Gas Equipment & Services – 6.9%
Halliburton Company	108	3,625
National Oilwell Varco, Inc.	107	8,560
Schlumberger Limited	172	12,415

		24,600

Oil & Gas Storage & Transportation – 1.2%
MarkWest Energy Partners, L.P.	75	4,076

Other Diversified Financial Services – 3.8%
JPMorgan Chase & Co.	328	13,289

COMMON STOCKS (Continued)	Shares	Value

Pharmaceuticals – 8.5%
Bristol-Myers Squibb Company	123	$4,143
Eli Lilly & Co	38	1,799
GlaxoSmithKline plc, ADR	94	4,330
Johnson & Johnson	98	6,770
Merck & Co., Inc.	89	3,991
Pfizer Inc.	352	8,737

		29,770

Property & Casualty Insurance – 1.2%
ACE Limited	55	4,188

Railroads – 4.6%
Kansas City Southern	67	5,073
Union Pacific Corporation	94	11,177

		16,250

Restaurants – 2.9%
McDonald’s Corporation	77	7,097
Starbucks Corporation	63	3,174

		10,271

Semiconductors – 3.9%
Intel Corporation	88	2,004
Microchip Technology Incorporated	354	11,595

		13,599

Soft Drinks – 1.0%
Coca-Cola Company (The)	93	3,541

Specialized Finance – 1.0%
CME Group Inc.	59	3,395

Tobacco – 6.2%
Altria Group, Inc.	215	7,194
Philip Morris International Inc.	161	14,516

		21,710

TOTAL COMMON STOCKS – 97.0%		$340,813
(Cost: $260,350)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.9%
Ecolab Inc., 0.340%, 10–4–12 (B)	$4,000	4,000
Wisconsin Electric Power Co., 0.200%, 10–1–12 (B)	2,830	2,830

		6,830

Master Note – 1.0%
Toyota Motor Credit Corporation, 0.122%, 10–5–12 (C)	3,638	3,638

2012	SEMIANNUAL REPORT	25

SCHEDULE OF INVESTMENTS

Ivy Dividend Opportunities Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations – Taxable – 0.3%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (1030 Post Street Apts ), Ser 2005 Y, 0.180%, 10–4–12 (C)	$957	$957

TOTAL SHORT-TERM SECURITIES – 3.2%		$11,425
(Cost: $11,425)

TOTAL INVESTMENT SECURITIES – 100.2%		$352,238
(Cost: $271,775)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(695)

NET ASSETS – 100.0%		$351,543

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2012.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$340,813	$—	$—
Short-Term Securities	—	11,425	—
Total	$340,813	$11,425	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

26	SEMIANNUAL REPORT	2012

PORTFOLIO HIGHLIGHTS

Ivy European Opportunities Fund	ALL DATA IS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Asset Allocation

Stocks	92.0%
Consumer Staples	13.0%
Information Technology	12.9%
Industrials	11.3%
Energy	11.2%
Financials	11.0%
Health Care	11.0%
Consumer Discretionary	10.8%
Materials	6.6%
Telecommunication Services	4.2%
Purchased Options	0.0%
Cash and Cash Equivalents	8.0%

Lipper Rankings

Category: Lipper European Region Funds	Rank	Percentile
1 Year	42/109	39
3 Year	48/95	50
5 Year	65/85	76
10 Year	19/68	28

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

Europe	88.6%
United Kingdom	26.2%
Germany	20.3%
France	13.7%
Switzerland	10.8%
Italy	4.0%
Other Europe	13.6%
North America	2.8%
Bahamas/Caribbean	0.6%
Cash and Cash Equivalents	8.0%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Wirecard AG	Germany	Information Technology	Data Processing & Outsourced Services
Imperial Tobacco Group plc	United Kingdom	Consumer Staples	Tobacco
Vodafone Group plc	United Kingdom	Telecommunication Services	Wireless Telecommunication Service
Linde AG	Germany	Materials	Industrial Gases
Nestle S.A., Registered Shares	Switzerland	Consumer Staples	Packaged Foods & Meats
Bayer AG	Germany	Health Care	Pharmaceuticals
Ingenico S.A.	France	Information Technology	Electronic Equipment & Instruments
Dialog Semiconductor plc	Germany	Information Technology	Semiconductors
Saipem S.p.A.	Italy	Energy	Oil & Gas Equipment & Services
BG Group plc	United Kingdom	Energy	Integrated Oil & Gas

See your advisor or www.ivyfunds.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

2012	SEMIANNUAL REPORT	27

SCHEDULE OF INVESTMENTS

Ivy European Opportunities Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Austria – 1.7%
Andritz AG	64	$3,651

Bermuda – 0.6%
Lancashire Holdings Limited	100	1,330

France – 13.7%
Altran Technologies S.A. (A)	100	657
Arkema	15	1,404
Axa S.A.	63	931
BNP Paribas	25	1,188
Gemalto N.V.	50	4,398
Ingenico S.A.	100	5,140
LVMH Moet Hennessy – Louis Vuitton	10	1,504
Pernod Ricard	25	2,805
Remy Cointreau S.A.	15	1,725
Sanofi-Aventis	50	4,263
Schneider Electric S.A.	20	1,184
Vinci	100	4,259

		29,458

Germany – 18.3%
Bayer AG	60	5,153
Brenntag AG (B)	22	2,816
Dialog Semiconductor plc (A)	250	4,870
Fresenius SE & Co. KGaA (A)	30	3,482
Fresenius SE & Co. KGaA (A)(B)	7	842
Linde AG	33	5,683
Linde AG (A)(B)	7	1,205
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	20	3,123
NORMA Group AG (B)	125	3,373
TOM TAILOR Holding AG	60	1,279
Wirecard AG (A)	300	6,889
Wirecard AG (A)(B)	30	689

		39,404

Ireland – 1.7%
Paddy Power plc	50	3,728

Italy – 4.0%
Brunello Cucinelli S.p.A. (A)(B)	220	3,802
Saipem S.p.A.	100	4,803

		8,605

Luxembourg – 1.7%
Acergy S.A.	163	3,763

Netherlands – 3.0%
ING Groep N.V., Certicaaten Van Aandelen (A)	500	3,951
Zesko B.V. (B)	75	2,550

		6,501

COMMON STOCKS (Continued)	Shares	Value
Norway – 1.8%
StatoilHydro ASA	151	$3,889

Portugal – 1.7%
Galp Energia, SGPS, S.A., Class B	220	3,568

Russia – 1.4%
Sberbank (Savings Bank of the Russian Federation) (A)	1,000	2,925

Spain – 0.6%
Tecnicas Reunidas, S.A.	30	1,395

Switzerland – 10.8%
ARYZTA AG	66	3,140
BELIMO Holding AG, Registered Shares	1	1,202
Nestle S.A., Registered Shares	90	5,675
Roche Holdings AG, Genusscheine	23	4,297
Swatch Group Ltd (The), Bearer Shares	5	1,995
Swiss Re Ltd	60	3,856
Syngenta AG	8	2,990

		23,155

United Kingdom – 26.2%
ASOS plc (A)	60	2,129
AstraZeneca plc	30	1,432
Aurora Russia Limited (A)	1,557	613
Babcock International Group plc	150	2,245
BG Group plc	220	4,441
British American Tobacco plc	85	4,364
Compass Group plc	400	4,415
Diageo plc	70	1,966
Experian plc	230	3,822
Filtrona plc	100	832
GlaxoSmithKline plc	180	4,149
HSBC Holdings plc	141	1,304
IMI plc	100	1,453
Imperial Tobacco Group plc	180	6,664
Prudential plc	330	4,271
Rio Tinto plc	40	1,863
Royal Dutch Shell plc, Class A	70	2,421
Telecity Group plc	90	1,301
Vodafone Group plc	2,300	6,528

		56,213

United States – 2.8%
Apple Inc. (A)	7	4,337
InBev NV	20	1,701

		6,038

TOTAL COMMON STOCKS – 90.0%		$193,623
(Cost: $155,896)

PREFERRED STOCKS– 2.0%	Shares	Value
Germany – 2.0%
Volkswagen AG, 2.260% (A)(B)	23	$4,195

(Cost: $2,006)

PURCHASED OPTIONS – 0.0%	Number of Contracts (Unrounded)
DAX Index, Put EUR6800.00, Expires 10–19–12, OTC (Ctrpty: Citibank N.A.) (C)	537	$82

(Cost: $654)

SHORT-TERM SECURITIES	Principal
Master Note – 1.5%
Toyota Motor Credit Corporation,
0.122%, 10–5–12 (D)	$3,273	3,273

Municipal Obligations – Taxable – 2.0%
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank, N.A.),
0.170%, 10–3–12 (D)	4,300	4,300

TOTAL SHORT-TERM SECURITIES – 3.5%		$7,573
(Cost: $7,573)

TOTAL INVESTMENT SECURITIES – 95.5%		$205,473
(Cost: $166,129)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 4.5%		9,641

NET ASSETS – 100.0%		$215,114

28	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy European Opportunities Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the total value of these securities amounted to $19,472 or 9.1% of net assets.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date the variable rate resets.

The following written options were outstanding at September 30, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
DAX Index	Citibank N.A.	Put	537	October 2012	EUR6,100.00	$180	$(10)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$18,851	$—	$—
Consumer Staples	28,039	—	—
Energy	24,279	—	—
Financials	22,879	613	—
Health Care	23,618	—	—
Industrials	24,006	—	—
Information Technology	28,282	—	—
Materials	13,978	—	—
Telecommunication Services	9,078	—	—
Total Common Stocks	$193,010	$613	$—
Preferred Stocks	4,195	—	—
Purchased Options	—	82	—
Short-Term Securities	—	7,573	—
Total	$197,205	$8,268	$—

Liabilities
Written Options	$—	$10	$—

The following acronym is used throughout this schedule:

GTD = Guaranteed

Market Sector Diversification
(as a % of net assets)
Consumer Staples	13.0%
Information Technology	12.9%
Industrials	11.3%
Energy	11.2%
Financials	11.0%
Health Care	11.0%
Consumer Discretionary	10.8%
Materials	6.6%
Telecommunication Services	4.2%
Other+	8.0%

+	Includes options, cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	29

PORTFOLIO HIGHLIGHTS

Ivy Global Bond Fund	ALL DATA IS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Asset Allocation

Bonds	94.2%
Corporate Debt Securities	66.7%
United States Government and Government Agency Obligations	22.8%
Other Government Securities	4.7%
Cash and Cash Equivalents and Equities	5.8%

Quality Weightings

Investment Grade	62.8%
AA	23.0%
A	6.8%
BBB	33.0%
Non-Investment Grade	31.4%
BB	17.3%
B	9.2%
CCC	0.3%
Non-rated	4.6%
Cash and Cash Equivalents and Equities	5.8%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

Lipper Rankings

Category: Lipper Global Income Funds	Rank	Percentile
1 Year	76/189	40
3 Year	102/137	74

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	36.2%
United States	31.5%
Other North America	4.7%
South America	24.2%
Brazil	11.7%
Argentina	4.5%
Chile	3.5%
Other South America	4.5%
Europe	15.9%
Russia	5.8%
Luxembourg	3.9%
Other Europe	6.2%
Pacific Basin	14.6%
India	5.3%
Other Pacific Basin	9.3%
Other	4.1%
Cash and Cash Equivalents	5.0%

30	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Global Bond Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Electric Utilities – 0.3%
PPL Corporation	21	$614

Pharmaceuticals – 0.2%
GlaxoSmithKline plc (A)	22	496

Water Utilities – 0.3%
Aguas Andinas S.A. (A)	1,051	704

TOTAL COMMON STOCKS – 0.8%		$1,814
(Cost: $1,704)

CORPORATE DEBT SECURITIES	Principal

Aerospace & Defense – 1.4%
Bombardier Inc., 7.500%, 3–15–18 (B)	$1,200	1,359
Embraer Overseas Limited, 6.375%, 1–24–17	1,700	1,921

		3,280

Agricultural Products – 2.5%
CCL Finance Limited:
9.500%, 8–15–14	1,650	1,853
9.500%, 8–15–14 (B)	500	562
Corporacion Pesquera Inca S.A.C., 9.000%, 2–10–17	1,700	1,828
Virgolino de Oliveira Finance Limited, 10.500%, 1–28–18 (B)	1,825	1,807

		6,050

Air Freight & Logistics – 0.2%
FedEx Corporation, 7.375%, 1–15–14	500	542

Airlines – 1.7%
Aeropuertos Argentina 2000 S.A., 10.750%, 12–1–20 (B)	1,295	1,275
GOL Finance:
9.250%, 7–20–20	2,375	2,180
TAM Capital 2 Inc.:
9.500%, 1–29–20	525	581

		4,036

Alternative Carriers – 0.3%
PCCW-HKT Capital No. 2 Limited, 6.000%, 7–15–13	750	775

Asset Management & Custody Banks – 0.9%
Bhira Investments Limited, 8.500%, 4–27–71	2,100	2,130

Auto Parts & Equipment – 0.3%
Schaeffler Finance B.V., 7.750%, 2–15–17 (B)	750	829

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Brewers – 0.5%
Anheuser-Busch InBev Worldwide Inc., 3.000%, 10–15–12	$750	$751
Miller Brewing Company, 5.500%, 8–15–13	500	519

		1,270

Broadcasting – 1.8%
Globo Comunicacoe e Participacoes S.A.:
5.307%, 5–11–17 (C)	850	924
6.250%, 12–20–49 (C)	2,820	3,045

		3,969

Coal & Consumable Fuels – 2.3%
Indo Energy Finance B.V., 7.000%, 5–7–18 (B)	1,800	1,854
Indo Integrated Energy II B.V., 9.750%, 11–5–16	550	605
PT Adaro Indonesia:
7.625%, 10–22–19	1,845	2,030
7.625%, 10–22–19 (B)	1,000	1,100

		5,589

Construction & Engineering – 1.6%
Larsen & Toubro Limited, Convertible, 3.500%, 10–22–14	2,100	2,202
Odebrecht Drilling Norbe VII/IX Ltd., 6.350%, 6–30–21 (B)	509	573
Odebrecht Finance Ltd.:
7.500%, 10–18–17 (B)	500	521
7.500%, 10–18–17	500	521

		3,817

Construction Materials – 0.2%
Rearden G Holdings EINS GmbH, 7.875%, 3–30–20	365	402

Consumer Finance – 2.2%
Banco BMG S.A., 9.150%, 1–15–16	792	778
Banco Latinoamericano de Comercio Exterior, S.A., 3.750%, 4–4–17 (B)	3,700	3,839
VEB Finance Limited, 5.375%, 2–13–17 (B)	600	643

		5,260

Distillers & Vintners – 0.2%
Diageo Capital plc, 7.375%, 1–15–14	250	272
Diageo Finance B.V., 5.500%, 4–1–13	250	256

		528

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Banks – 8.6%
Banco Bradesco S.A., 4.125%, 5–16–16 (B)	$1,850	$1,950
Banco Cruzeiro do Sul S.A., 8.500%, 2–20–15 (B)(D)	1,500	240
Banco de Bogota S.A., 5.000%, 1–15–17 (B)	400	423
Banco de Credito del Peru, 4.750%, 3–16–16 (B)	2,300	2,427
Banco Santander Brasil, S.A., 4.500%, 4–6–15 (B)	750	770
Banco Santander Chile, S.A., 6.500%, 9–22–20 (E)	CLP1,297,000	2,652
Bancolombia S.A., 4.250%, 1–12–16	1,700	1,764
ICICI Bank Limited:
6.625%, 10–3–12 (B)	900	900
6.625%, 10–3–12	250	250
4.750%, 11–25–16 (B)	1,250	1,295
SB Capital S.A., 5.499%, 7–7–15	550	592
Sberbank Rossii OAO, 6.480%, 5–15–13	1,000	1,031
State Bank of India, 4.500%, 10–23–14	1,000	1,032
VTB Capital S.A.:
6.609%, 10–31–12	250	251
6.000%, 4–12–17 (B)	4,710	4,921

		20,498

Diversified Chemicals – 0.5%
Dow Chemical Company (The), 7.600%, 5–15–14	1,000	1,105

Diversified Metals & Mining – 2.3%
Anglo American Capital plc, 9.375%, 4–8–14	500	558
Glencore Funding LLC, 6.000%, 4–15–14 (B)	1,640	1,724
Rio Tinto Finance (USA) Limited, 8.950%, 5–1–14	750	845
Southern Peru Copper Corporation, 6.375%, 7–27–15 (B)	275	310
Suzano Trading Ltd, 5.875%, 1–23–21 (B)	1,400	1,390
Vedanta Resources plc, 8.750%, 1–15–14	800	834

		5,661

Electric Utilities – 5.3%
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A., 9.750%, 8–15–21 (B)	1,450	653
Emgesa S.A. E.S.P., 8.750%, 1–25–21 (E)	COP745,000	468

2012	SEMIANNUAL REPORT	31

SCHEDULE OF INVESTMENTS

Ivy Global Bond Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Electric Utilities (Continued)
Empresa Distribuidora y Comercializadora Norte S.A., 9.750%, 10–25–22 (B)	$955	$478
ENEL Finance International S.A., 3.875%, 10–7–14 (B)	500	514
Listrindo Capital B.V., 6.950%, 2–21–19 (B)	2,550	2,809
Majapahit Holding B.V., 7.750%, 10–17–16	1,200	1,422
Monongahela Power Company, 7.950%, 12–15–13 (B)	1,000	1,079
PPL Energy Supply, LLC, 6.300%, 7–15–13	500	522
Rural Electrification Corporation Limited, 4.250%, 1–25–16	1,675	1,703
RusHydro Finance Limited, 7.875%, 10–28–15 (E)	RUB90,000	2,820
Tata Electric Companies, 8.500%, 8–19–17	$250	271

		12,739

Food Distributors – 1.1%
Olam International Limited, 7.500%, 8–12–20	2,500	2,570

Gas Utilities – 0.4%
Transportadora de Gas del Sur S.A., 7.875%, 5–14–17	997	850

Homebuilding – 1.6%
Desarrolladora Homex, S.A. de C.V., 7.500%, 9–28–15	2,470	2,470
URBI, Desarrollos Urbanos, S.A. de C.V., 8.500%, 4–19–16	1,000	880
URBI, Desarrollos Urbanos, S.A.B. de C.V., 9.750%, 2–3–22 (B)	600	528

		3,878

Household Appliances – 0.9%
Controladora Mabe, S.A. de C.V., 6.500%, 12–15–15	2,150	2,236

Household Products – 0.3%
Clorox Co., 5.450%, 10–15–12	700	701

Independent Power Producers & Energy Traders – 2.2%
China Resources Power Holdings Company Limited, 3.750%, 8–3–15	2,500	2,587

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Independent Power Producers & Energy Traders (Continued)
Empresa Nacional de Electricidad S.A., 8.350%, 8–1–13	$1,500	$1,584
TransAlta Corporation, 5.750%, 12–15–13	1,000	1,046

		5,217

Industrial Machinery – 0.1%
Ingersoll-Rand Global Holding Company Limited, 6.000%, 8–15–13	250	262

Integrated Oil & Gas – 1.0%
Cenovus Energy Inc., 4.500%, 9–15–14	500	536
Empresa Nacional del Petroleo, 6.750%, 11–15–12 (B)	750	754
Gazprom International S.A., 7.201%, 2–1–20	496	559
Gazstream S.A., 5.625%, 7–22–13	86	88
Petro-Canada, 4.000%, 7–15–13	500	513

		2,450

Investment Banking & Brokerage – 0.4%
Morgan Stanley, 0.750%, 2–11–16 (C)(E)	CNY7,600	1,065

IT Consulting & Other Services – 0.6%
iGATE Corporation, 9.000%, 5–1–16	$1,200	1,317

Marine – 2.0%
PB Issuer (No. 2) Limited, Convertible, 1.750%, 4–12–16	2,620	2,518
SCF Capital Limited:
5.375%, 10–27–17	1,150	1,157
5.375%, 10–27–17 (B)	1,000	1,006

		4,681

Multi-Utilities – 1.8%
Abu Dhabi National Energy Company PJSC, 6.600%, 8–1–13	1,000	1,039
Black Hills Corporation:
6.500%, 5–15–13	1,500	1,547
9.000%, 5–15–14	1,400	1,566
Veolia Environment, 5.250%, 6–3–13	250	256

		4,408

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Drilling – 3.0%
Lancer Finance Company (SPV) Limited, 5.850%, 12–12–16 (B)	$1,133	$1,168
Noble Group Limited:
8.500%, 5–30–13	1,300	1,346
4.875%, 8–5–15	1,400	1,456
QGOG Atlantic/Alaskan Rigs Ltd.:
5.250%, 7–30–18 (B)	1,514	1,575
5.250%, 7–30–18	312	324
Schahin II Finance Company (SPV) Limited, 5.875%, 9–25–22 (B)	1,230	1,288

		7,157

Oil & Gas Exploration & Production – 4.0%
Anadarko Petroleum Corporation, 5.750%, 6–15–14	500	537
Essar Energy Investment Limited, Convertible, 4.250%, 2–1–16	3,700	2,257
Novatek Finance Limited, 5.326%, 2–3–16 (B)	2,200	2,343
Pacific Rubiales Energy Corp., 8.750%, 11–10–16 (B)	2,000	2,240
Pan American Energy LLC:
7.875%, 5–7–21 (B)	1,000	915
7.875%, 5–7–21	500	458
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9–30–16	711	777

		9,527

Oil & Gas Storage & Transportation – 3.1%
DCP Midstream, LLC, 9.700%, 12–1–13 (B)	500	542
Empresas Publicas de Medellin E.S.P., 8.375%, 2–1–21 (E)	COP3,150,000	1,959
Maritimes & Northeast Pipeline, L.L.C.:
7.500%, 5–31–14	$878	934
7.500%, 5–31–14 (B)	439	467
Midcontinent Express Pipeline LLC, 5.450%, 9–15–14	560	584
Sunoco Logistics Partners Operations L.P., 8.750%, 2–15–14	500	546
TransCapital Limited:
7.700%, 8–7–13	500	526
5.670%, 3–5–14 (B)	1,700	1,803

		7,361

Packaged Foods & Meats – 2.9%
BFF International Limited, 7.250%, 1–28–20 (B)	2,000	2,395

32	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Global Bond Fund (in thousands) SEPTEMBER 30, 2012 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Packaged Foods & Meats (Continued)
Bunge Limited Finance Corp., 5.350%, 4–15–14	$925	$977
Cadbury Schweppes US Finance LLC, 5.125%, 10–1–13 (B)	1,000	1,040
Cosan Finance Limited, 7.000%, 2–1–17	128	147
JBS Finance II Ltd., 8.250%, 1–29–18 (B)	1,300	1,326
JBS USA LLC and JBS USA Finance, Inc., 11.625%, 5–1–14	450	505
Kraft Foods Inc., 6.000%, 2–11–13	250	255

		6,645

Paper Products – 1.9%
Fibria Overseas Finance Ltd.:
7.500%, 5–4–20 (B)	1,196	1,304
6.750%, 3–3–21 (B)	160	171
International Paper Company, 7.400%, 6–15–14	400	439
Inversiones CMPC S.A., 4.750%, 1–19–18 (B)	1,925	2,061
IRSA Inversiones y Representaciones S.A., 8.500%, 2–2–17	625	561

		4,536

Pharmaceuticals – 0.2%
Novartis Capital Corporation, 4.125%, 2–10–14	500	525

Precious Metals & Minerals – 0.4%
ALROSA Finance S.A., 8.875%, 11–17–14	850	946

Publishing – 0.2%
Pearson Dollar Finance Two plc, 5.500%, 5–6–13	350	360

Restaurants – 1.1%
Arcos Dorados B.V., 7.500%, 10–1–19 (B)	525	586
Arcos Dorados Holdings, Inc., 10.250%, 7–13–16 (E)	BRL4,070	2,138

		2,724

Steel – 2.2%
ArcelorMittal:
5.375%, 6–1–13	$855	877
9.250%, 2–15–15	500	550
4.000%, 2–25–15	500	500
Evraz Group S.A., 8.875%, 4–24–13	1,800	1,861

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Steel (Continued)
Steel Capital S.A., 6.250%, 7–26–16 (B)	$1,500	$1,568

		5,356

Tobacco – 0.2%
B.A.T. International Finance plc, 8.125%, 11–15–13	500	538

Trading Companies & Distributors – 0.6%
CITIC Resources Finance (2007) Limited, 6.750%, 5–15–14 (B)	700	731
CITIC Resources Holdings Limited:
6.750%, 5–15–14	700	732

		1,463

Wireless Telecommunication Service – 1.7%
America Movil, S.A.B. de C.V.:
5.500%, 3–1–14	500	532
3.625%, 3–30–15	800	851
Indosat Palapa Company B.V., 7.375%, 7–29–20 (B)	250	284
Vimpel-Communications, 6.493%, 2–2–16 (B)	1,775	1,864
VIP Finance Ireland Limited, 8.375%, 4–30–13	550	568

		4,099

TOTAL CORPORATE DEBT SECURITIES – 66.7%		$159,352
(Cost: $156,127)

OTHER GOVERNMENT SECURITIES
Argentina – 1.2%
Aeropuertos Argentina 2000 S.A., 10.750%, 12-1–20	93	92
Compania Latinoamericana de Infraestructura & Servicios S.A., 9.500%, 12–15–16	815	530
Province of Buenos Aires (The), 11.750%, 10–5–15	2,600	2,326

		2,948

Brazil – 0.8%
OI S.A., 9.750%, 9–15–16 (E)	BRL3,500	1,813

OTHER GOVERNMENT SECURITIES (Continued)	Principal	Value
Ireland – 0.3%
RZD Capital Limited, 8.300%, 4–2–19 (E)	RUB19,000	$630

Supranational – 0.8%
Central American Bank for Economic Integration:
5.375%, 9–24–14	$1,000	1,070
3.875%, 2–9–17 (B)	800	847

		1,917

Venezuela – 1.6%
Corporacion Andina de Fomento, 3.750%, 1–15–16	3,625	3,801

TOTAL OTHER GOVERNMENT SECURITIES – 4.7%		$11,109
(Cost: $11,359)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.9%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates, 4.000%, 5–15–24	223	237
Federal Home Loan Mortgage Corporation Agency REMIC/CMO, 5.500%, 1–15–38 (F)	1,236	167
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates, 4.000%, 11–15–36	254	267
Federal National Mortgage Association Agency REMIC/CMO:
4.000%, 1–25–19	183	191
5.000%, 6–25–22 (F)	242	11
4.000%, 7–15–23 (F)	2,618	105
4.000%, 12–15–23 (F)	688	32
4.000%, 2–15–24 (F)	945	49
4.000%, 4–15–24 (F)	767	55
4.000%, 9–25–24	190	199
5.000%, 2–25–35	52	53
3.500%, 9–25–39	210	221
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.000%, 3–1–22	171	186
5.000%, 8–1–23	78	85

2012	SEMIANNUAL REPORT	33

SCHEDULE OF INVESTMENTS

Ivy Global Bond Fund (in thousands) SEPTEMBER 30, 2012 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
Government National Mortgage Association Agency REMIC/CMO, 4.500%, 11–20–36 (F)	$1,692	$134
Government National Mortgage Association Fixed Rate Pass-Through Certificates, 4.500%, 6–15–23	143	157

		2,149

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.9%		$2,149
(Cost: $3,528)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 21.9%
United States Treasury Notes:
1.375%, 2–15–13	13,000	13,060
0.750%, 8–15–13	1,850	1,859

UNITED STATES GOVERNMENT OBLIGATIONS (Continued)	Principal	Value
Treasury Obligations (Continued)
1.750%, 7–31–15	$17,980	$18,711
2.375%, 7–31–17	1,980	2,148
3.500%, 5–15–20	1,980	2,319
2.625%, 11–15–20	4,500	4,971
2.125%, 8–15–21	3,500	3,703
1.750%, 5–15–22	5,475	5,554

		52,325

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 21.9%		$52,325
(Cost: $50,712)

SHORT-TERM SECURITIES
Commercial Paper – 2.7%
Diageo Capital plc (GTD by Diageo plc), 0.300%, 10–1–12 (G)	3,327	3,327
Praxair, Inc., 0.080%, 10–11–12 (G)	3,000	3,000

		6,327

SHORT-TERM SECURITIES (Continued)	Principal	Value
Master Note – 0.4%
Toyota Motor Credit Corporation, 0.122%, 10–5–12 (H)	$1,025	$1,025

TOTAL SHORT-TERM SECURITIES – 3.1%		$7,352
(Cost: $7,352)

TOTAL INVESTMENT SECURITIES – 98.1%		$234,101
(Cost: $230,782)

CASH AND OTHER ASSETS, NET OF LIABILITIES –1.9%		4,502

NET ASSETS – 100.0%		$238,603

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the total value of these securities amounted to $65,051 or 27.3% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012.

(D)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CLP - Chilean Peso, CNY - Chinese Yuan Renminbi, COP - Columbian Peso and RUB - Russian Ruble).

(F)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(G)	Rate shown is the yield to maturity at September 30, 2012.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at September 30, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Australian Dollar	Barclays Capital	7,100	7–24–13	$70	$—
Sell	Australian Dollar	Barclays Capital	2,200	7–24–13	—	12
Sell	British Pound	Barclays Capital	300	9–12–13	—	5

					$70	$17

34	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Global Bond Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,814	$—	$—
Corporate Debt Securities	—	157,119	2,233
Other Government Securities	—	11,109	—
United States Government Agency Obligations	—	2,149	—
United States Government Obligations	—	52,325	—
Short-Term Securities	—	7,352	—
Total	$1,814	$230,054	$2,233
Forward Foreign Currency Contracts	$—	$70	$—

Liabilities
Forward Foreign Currency Contracts	$—	$17	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

Country Diversification
(as a % of net assets)
United States	31.5%
Brazil	11.7%
Russia	5.8%
India	5.3%
Argentina	4.5%
Luxembourg	3.9%
Chile	3.5%
Mexico	3.1%
Columbia	2.9%
Indonesia	2.7%

Panama	2.6%
Singapore	2.3%
Ireland	1.7%
China	1.7%
Venezuela	1.6%
Canada	1.6%
Netherlands	1.5%
United Kingdom	1.4%
Hong Kong	1.4%
Other Countries	4.3%
Other+	5.0%

+Includes	cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	35

PORTFOLIO HIGHLIGHTS

Ivy Global Equity Income Fund	ALL DATA IS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Asset Allocation

Stocks	92.5%
Telecommunication Services	16.4%
Financials	16.1%
Health Care	16.0%
Energy	12.3%
Consumer Staples	7.8%
Utilities	7.6%
Industrials	6.0%
Materials	4.6%
Information Technology	3.4%
Consumer Discretionary	2.3%
Cash and Cash Equivalents	7.5%

Country Weightings

North America	30.1%
United States	26.3%
Canada	3.8%
Europe	40.3%
United Kingdom	21.5%
France	7.2%
Other Europe	11.6%
Pacific Basin	16.2%
Australia	6.9%
Other Pacific Basin	9.3%
Other	3.3%
Bahamas/Caribbean	1.6%
South America	1.0%
Cash and Cash Equivalents	7.5%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Total S.A.	France	Energy	Integrated Oil & Gas
Sanofi-Aventis	France	Health Care	Pharmaceuticals
Telstra Corporation Limited	Australia	Telecommunication Services	Integrated Telecommunication Services
AstraZeneca plc	United Kingdom	Health Care	Pharmaceuticals
Royal Dutch Shell plc, Class A	United Kingdom	Energy	Integrated Oil & Gas
Johnson & Johnson	United States	Health Care	Pharmaceuticals
Seadrill Limited	Norway	Energy	Oil & Gas Drilling
Vodafone Group plc	United Kingdom	Telecommunication Services	Wireless Telecommunication Service
GlaxoSmithKline plc	United Kingdom	Health Care	Pharmaceuticals
TDC A/S	Denmark	Telecommunication Services	Integrated Telecommunication Services

See your advisor or www.ivyfunds.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

36	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Global Equity Income Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia – 6.9%
APA Group (A)	71	$347
Australia and New Zealand Banking Group Limited	26	678
Telstra Corporation Limited	257	1,047
Wesfarmers Limited	12	428

		2,500

Bermuda – 1.6%
Catlin Group Limited	75	577

Brazil – 1.0%
Telefonica Brasil S.A.	17	362

Canada – 3.8%
Bank of Nova Scotia Berhad (The)	10	551
Crescent Point Energy Corp.	9	399
TransCanada Corporation	10	446

		1,396

China – 2.9%
Bosideng International Holdings Limited	1,060	298
China Minsheng Banking Corp., Ltd., H Shares (A)	482	381
China Mobile Limited (A)	34	371

		1,050

Denmark – 2.1%
TDC A/S	103	750

France – 7.2%
Gaz de France	16	360
Sanofi-Aventis	13	1,107
Total S.A.	23	1,153

		2,620

Germany – 1.0%
Bayer AG	4	380

Israel – 3.3%
Bezeq – Israel Telecommunication Corp., Ltd. (The)	438	508
Israel Chemicals Ltd.	56	685

		1,193

Italy – 3.0%
Snam Rete Gas S.p.A.	128	568
Terna S.p.A.	138	513

		1,081

COMMON STOCKS (Continued)	Shares		Value
Japan – 3.3%
Hoya Corporation	18		$385
Lawson, Inc.	6		445
NTT DoCoMo, Inc.	—	*	357

			1,187

Netherlands – 1.2%
LyondellBasell Industries N.V., Class A	9		444

Norway – 3.2%
Orkla ASA	45		342
Seadrill Limited	21		820

			1,162

Singapore – 3.1%
CapitaCommercial Trust	342		416
Hutchison Port Holdings Trust	520		377
Singapore Telecommunications Limited	131		342

			1,135

Sweden – 1.1%
TeliaSonera AB	54		390

United Kingdom – 21.5%
AstraZeneca plc	20		967
BAE Systems plc (A)	141		740
British American Tobacco plc	6		326
Capita Group plc (The)	35		442
GlaxoSmithKline plc	33		765
HSBC Holdings plc	55		510
Imperial Tobacco Group plc	15		560
National Grid plc	35		383
Prudential plc	30		382
Royal Dutch Shell plc, Class A	26		914
RSA Insurance Group plc	326		581
Unilever plc	14		497
Vodafone Group plc	271		769

			7,836

United States – 26.3%
Altria Group, Inc.	17		569
American Capital Mortgage Investment Corp.	27		681
AT&T Inc.	19		724
Bristol-Myers Squibb Company	18		610

COMMON STOCKS (Continued)	Shares	Value
United States (Continued)
CenturyLink, Inc.	9	$373
CME Group Inc.	7	379
ConocoPhillips	13	724
Freeport-McMoRan Copper & Gold Inc., Class B	14	547
General Electric Company	15	335
Johnson & Johnson	12	836
JPMorgan Chase & Co.	17	705
Merck & Co., Inc.	12	538
Microchip Technology Incorporated	11	375
Paychex, Inc.	14	479
Pfizer Inc.	26	655
PPL Corporation	19	538
Wynn Resorts, Limited	5	565

		9,633

TOTAL COMMON STOCKS – 92.5%		$33,696
(Cost: $31,152)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.5%
Straight-A Funding, LLC (GTD by Federal Financing Bank), 0.130%, 10–17–12 (B)	$1,300	1,300

Master Note – 7.0%
Toyota Motor Credit Corporation, 0.122%, 10–5–12 (C)	2,541	2,541

TOTAL SHORT-TERM SECURITIES – 10.5%		$3,841
(Cost: $3,841)

TOTAL INVESTMENT SECURITIES – 103.0%		$37,537
(Cost: $34,993)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (3.0%)		(1,087)

NET ASSETS – 100.0%		$36,450

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2012.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date the variable rate resets.

2012	SEMIANNUAL REPORT	37

SCHEDULE OF INVESTMENTS

Ivy Global Equity Income Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$863	$—	$—
Consumer Staples	2,826	—	—
Energy	4,456	—	—
Financials	5,841	—	—
Health Care	5,857	—	—
Industrials	2,237	—	—
Information Technology	1,238	—	—
Materials	1,676	—	—
Telecommunication Services	5,993	—	—
Utilities	2,709	—	—
Total Common Stocks	$33,696	$—	$—
Short-Term Securities	—	3,841	—
Total	$33,696	$3,841	$—

The following acronym is used throughout this schedule:

GTD = Guaranteed

Market Sector Diversification
(as a % of net assets)
Telecommunication Services	16.4%
Financials	16.1%
Health Care	16.0%
Energy	12.3%
Consumer Staples	7.8%

Utilities	7.6%
Industrials	6.0%
Materials	4.6%
Information Technology	3.4%
Consumer Discretionary	2.3%
Other+	7.5%

+Includes	cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

38	SEMIANNUAL REPORT	2012

PORTFOLIO HIGHLIGHTS

Ivy Global Income Allocation Fund	ALL DATA IS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Asset Allocation

Stocks	65.0%
Telecommunication Services	12.0%
Health Care	11.7%
Financials	10.5%
Energy	8.9%
Consumer Staples	5.6%
Utilities	5.3%
Industrials	4.4%
Materials	2.6%
Information Technology	2.3%
Consumer Discretionary	1.7%
Bonds	30.5%
Corporate Debt Securities	16.9%
Other Government Securities	12.0%
United States Government and Government Agency Obligations	1.6%
Cash and Cash Equivalents	4.5%

Lipper Rankings

Category: Lipper Mixed-Asset Target Allocation Growth Funds	Rank	Percentile
1 Year	551/562	98
3 Year	510/530	97
5 Year	352/477	74
10 Year	4/259	2

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

Europe	37.6%
United Kingdom	16.3%
France	5.3%
Germany	4.5%
Other Europe	11.5%
North America	29.2%
United States	21.0%
Canada	4.4%
Mexico	3.8%
Pacific Basin	18.9%
Australia	7.3%
Other Pacific Basin	11.6%
South America	6.5%
Brazil	3.5%
Other South America	3.0%
Other	2.1%
Bahamas/Caribbean	1.2%
Cash and Cash Equivalents	4.5%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Sanofi-Aventis	France	Health Care	Pharmaceuticals
Total S.A.	France	Energy	Integrated Oil & Gas
Telstra Corporation Limited	Australia	Telecommunication Services	Integrated Telecommunication Services
AstraZeneca plc	United Kingdom	Health Care	Pharmaceuticals
AT&T Inc.	United States	Telecommunication Services	Integrated Telecommunication Services
Johnson & Johnson	United States	Health Care	Pharmaceuticals
Royal Dutch Shell plc, Class A	United Kingdom	Energy	Integrated Oil & Gas
Seadrill Limited	Norway	Energy	Oil & Gas Drilling
ConocoPhillips	United States	Energy	Oil & Gas Exploration & Production
TDC A/S	Denmark	Telecommunication Services	Integrated Telecommunication Services

See your advisor or www.ivyfunds.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

2012	SEMIANNUAL REPORT	39

SCHEDULE OF INVESTMENTS

Ivy Global Income Allocation Fund (in thousands) SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia – 5.3%
APA Group (A)(B)	550	$2,704
Australia and New Zealand Banking Group Limited	159	4,081
Telstra Corporation Limited	1,667	6,779
Wesfarmers Limited	69	2,457

		16,021

Bermuda – 1.0%
Catlin Group Limited	396	3,042

Brazil – 0.7%
Vivo Participacoes S.A., ADR	99	2,147

Canada – 2.9%
Bank of Nova Scotia Berhad (The)	65	3,572
Crescent Point Energy Corp.	54	2,373
TransCanada Corporation	64	2,931

		8,876

China – 2.1%
Bosideng International Holdings Limited	6,484	1,823
China Minsheng Banking Corp., Ltd., H Shares (B)	2,947	2,326
China Mobile Limited (B)	206	2,283

		6,432

Denmark – 1.4%
TDC A/S	606	4,415

France – 5.3%
Gaz de France	85	1,896
Sanofi-Aventis	84	7,188
Total S.A.	141	6,974

		16,058

Germany – 0.7%
Bayer AG	24	2,089

Israel – 2.1%
Bezeq – Israel Telecommunication Corp., Ltd. (The)	2,904	3,372
Israel Chemicals Ltd.	239	2,892

		6,264

Italy – 2.1%
Snam Rete Gas S.p.A.	743	3,295
Terna S.p.A.	819	3,051

		6,346

Japan – 2.4%
Hoya Corporation	107	2,349
Lawson, Inc.	35	2,722
NTT DoCoMo, Inc.	1	2,093

		7,164

Netherlands – 0.9%
LyondellBasell Industries N.V., Class A	53	2,717

COMMON STOCKS (Continued)	Shares	Value
Norway – 2.3%
Orkla ASA	$277	$2,104
Seadrill Limited	127	4,977

		7,081

Singapore – 2.2%
CapitaCommercial Trust	1,973	2,404
Hutchison Port Holdings Trust	3,182	2,307
Singapore Telecommunications Limited	789	2,057

		6,768

Sweden – 0.5%
TeliaSonera AB	206	1,482

United Kingdom – 14.2%
AstraZeneca plc	116	5,524
BAE Systems plc (B)	777	4,078
British American Tobacco plc	40	2,033
Capita Group plc (The)	213	2,663
GlaxoSmithKline plc	184	4,238
HSBC Holdings plc	212	1,967
Imperial Tobacco Group plc	88	3,248
National Grid plc	192	2,122
Prudential plc	173	2,234
Royal Dutch Shell plc, Class A	146	5,041
RSA Insurance Group plc	1,772	3,163
Unilever plc	89	3,233
Vodafone Group plc	1,413	4,009

		43,553

United States – 18.9%
Altria Group, Inc.	99	3,307
American Capital Mortgage Investment Corp.	167	4,197
AT&T Inc.	145	5,453
Bristol-Myers Squibb Company	117	3,948
CenturyLink, Inc.	56	2,255
CME Group Inc.	41	2,366
ConocoPhillips	77	4,431
Freeport-McMoRan Copper & Gold Inc., Class B	64	2,520
General Electric Company	89	2,021
Johnson & Johnson	74	5,132
JPMorgan Chase & Co.	87	3,502
Merck & Co., Inc.	76	3,433
Microchip Technology Incorporated	69	2,253
Paychex, Inc.	72	2,382
Pfizer Inc.	162	4,036
PPL Corporation	107	3,116
Wynn Resorts, Limited	30	3,449

		57,801

TOTAL COMMON STOCKS – 65.0%		$198,256
(Cost: $182,717)

CORPORATE DEBT SECURITIES	Principal	Value
Argentina – 0.9%
Arcos Dorados Holdings, Inc., 10.250%, 7-13-16 (A)(C)	BRL5,000	$2,627

Australia – 0.5%
FMG Resources Pty Ltd., 6.875%, 4-1-22 (A)	$1,750	1,601

Bermuda – 0.2%
Noble Group Limited, 6.750%, 1-29-20 (A)	500	530

Brazil – 2.8%
AmBev International Finance Co. Ltd., 9.500%, 7-24-17 (C)	BRL7,500	4,199
Fibria Overseas Finance Ltd., 6.750%, 3-3-21 (A)	$500	534
Globo Comunicacoe e Participacoes S.A., 6.250%, 12-20-49 (D)	2,000	2,160
GOL Finance, 9.250%, 7-20-20	500	459
Odebrecht Drilling Norbe VII/IX Ltd., 6.350%, 6-30-21 (A)	970	1,091
Suzano Trading Ltd, 5.875%, 1-23-21 (A)	500	497

		8,940

Canada - 1.1%
Bombardier Inc., 5.750%, 3-15-22 (A)	1,000	1,025
Manitoba Telecom Services Inc., 6.650%, 5-11-16 (C)	CAD2,000	2,315

		3,340

Chile – 1.3%
Automotores Gildemeister S.A., 8.250%, 5-24-21	$500	544
Banco Santander Chile, S.A., 6.500%, 9-22-20 (C)	CLP1,682,000	3,439

		3,983

Columbia – 0.8%
Empresas Publicas de Medellin E.S.P., 8.375%, 2-1-21 (C)	COP3,888,000	2,420

40	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Global Income Allocation Fund (in thousands) SEPTEMBER 30, 2012 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Denmark – 1.1%
Carlsberg Finans A/S, 7.000%, 2-26-13 (C)	GBP2,000	$3,297

Germany – 1.0%
Schaeffler Finance B.V., 8.750%, 2-15-19 (A)(C)	EUR2,000	2,904

Hong Kong – 0.2%
Noble Group Limited, 8.500%, 11-29-49 (D)	$500	480

India – 0.3%
Bhira Investments Limited, 8.500%, 4-27-71	895	908

Indonesia – 0.6%
Indo Energy Finance B.V., 7.000%, 5-7-18 (A)	600	618
PT Adaro Indonesia, 7.625%, 10-22-19 (A)	1,000	1,100

		1,718

Luxembourg – 0.8%
ArcelorMittal, 5.750%, 3-1-21	1,750	1,667
Wind Acquisition Finance S.A., 11.750%, 7-15-17 (A)	750	707

		2,374

Mexico – 1.6%
BBVA Bancomer S.A., 6.750%, 9-30-22 (A)	2,000	2,185
Mexichem, S.A.B. de C.V., 4.875%, 9-19-22 (A)	500	508
Servicios Corporativos Javer S.A.P.I. de C.V.:
9.875%, 4-6-21 (A)	500	494
9.875%, 4-6-21	200	198
URBI, Desarrollos Urbanos, S.A.B. de C.V., 9.750%, 2-3-22 (A)	2,200	1,935

		5,320

Netherlands – 0.8%
Aerospace Satellite Corporation Holding B.V., 12.750%, 11-16-15	1,000	1,100
Listrindo Capital B.V., 6.950%, 2-21-19 (A)	750	826
OSX 3 Leasing B.V., 9.250%, 3-20-15	500	518

		2,444

Norway – 0.4%
Corporacion Pesquera Inca S.A.C., 9.000%, 2-10-17 (A)	1,000	1,075

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Russia – 0.2%
SCF Capital Limited, 5.375%, 10-27-17	$750	$755

Singapore – 0.6%
Olam International Limited:
4.070%, 2-12-13 (C)	SGD2,000	1,633
6.000%, 8-10-18 (C)	250	210

		1,843

Turkey – 0.3%
Turkiye Garanti Bankasi A.S., 6.250%, 4-20-21 (A)	$750	813

United Kingdom – 0.9%
Vedanta Resources Jersey Limited, Convertible, 5.500%, 7-13-16	800	769
Vodafone Group plc, 6.750%, 1-10-13 (C)	AUD2,000	2,089

		2,858

United States – 0.5%
JBS USA LLC and JBS USA Finance, Inc., 8.250%, 2-1-20 (A)	$1,500	1,496

TOTAL CORPORATE DEBT SECURITIES – 16.9%		$51,726
(Cost: $49,931)

OTHER GOVERNMENT SECURITIES

Australia – 1.5%
New South Wales Treasury Corporation, 5.500%, 3-1-17 (C)	AUD4,000	4,565

Canada – 0.4%
Canadian Government Bonds, 2.750%, 6-1-22 (C)	CAD1,000	1,108

Germany – 2.8%
KfW, Frankfurt/Main, Federal Republic of Germany:
3.250%, 5-5-14 (C)	SEK22,000	3,441
2.875%, 10-12-16 (C)	NOK26,000	4,685

		8,126

India – 0.2%
ICICI Bank Limited, 5.750%, 11-16-20 (A)	$500	532

OTHER GOVERNMENT SECURITIES (Continued)	Principal	Value
Malaysia – 2.4%
Malaysian Government Bonds:
3.461%, 7-31-13 (C)	MYR20,935	$6,875
3.314%, 10-31-17 (C)	1,500	490

		7,365

Mexico – 2.2%
Mexican Fixed Rate Bonds, 8.000%, 12-17-15 (C)	MXN15,000	1,274
United Mexican States Government Bonds, 8.000%, 12-19-13 (C)	69,000	5,572

		6,846

Poland – 1.0%
Poland Government Bonds, 6.250%, 10-24-15 (C)	PLN9,550	3,161

South Korea – 0.3%
South Korea Treasury Bonds, 5.000%, 9-10-14 (C)	KRW1,100,000	1,030

United Kingdom – 1.2%
United Kingdom Treasury Bonds:
4.000%, 3-7-22 (C)	GBP300	590
4.500%, 12-7-42 (C)	1,500	3,107

		3,697

TOTAL OTHER GOVERNMENT SECURITIES – 12.0%		$36,430
(Cost: $35,862)

UNITED STATES GOVERNMENT OBLIGATIONS

United States – 1.6%
United States Treasury Bonds, 3.000%, 5-15-42	$2,900	3,011
United States Treasury Notes, 1.750%, 5-15-22	1,700	1,725

		4,736

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 1.6%		$4,736
(Cost: $4,780)

2012	SEMIANNUAL REPORT	41

SCHEDULE OF INVESTMENTS

Ivy Global Income Allocation Fund (in thousands) SEPTEMBER 30, 2012 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper – 0.9%
Wisconsin Electric Power Co., 0.200%, 10-1-12 (E)	$2,491	$2,491

Master Note – 0.8%
Toyota Motor Credit Corporation, 0.122%, 10-5-12 (F)	2,552	2,552

TOTAL SHORT-TERM SECURITIES – 1.7%		$5,043
(Cost: $5,043)

TOTAL INVESTMENT SECURITIES – 97.2%		$296,191
(Cost: $278,333)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.8%		8,443

NET ASSETS – 100.0%		$304,634

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the total value of these securities amounted to $25,802 or 8.5% of net assets.

(B)	No dividends were paid during the preceding 12 months.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, BRL - Brazilian Real, CAD - Canadian Dollar, CLP - Chilean Peso, COP - Columbian Peso, EUR - Euro, GBP - British Pound, KRW - South Korean Won, MXN - Mexican Peso, MYR - Malaysian Ringgit, NOK - Norwegian Krone, PLN - Polish Zloty, SEK - Swedish Krona and SGD - Singapore Dollar).

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012.

(E)	Rate shown is the yield to maturity at September 30, 2012.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$5,272	$—	$—
Consumer Staples	17,000	—	—
Energy	26,727	—	—
Financials	32,852	—	—
Health Care	35,587	—	—
Industrials	13,172	—	—
Information Technology	6,985	—	—
Materials	8,130	—	—
Telecommunication Services	36,347	—	—
Utilities	16,184	—	—
Total Common Stocks	$198,256	$—	$—
Corporate Debt Securities	—	51,726	—
Other Government Securities	—	36,430	—
United States Government Obligations	—	4,736	—
Short-Term Securities	—	5,043	—
Total	$198,256	$97,935	$—

42	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Global Income Allocation Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

Market Sector Diversification
(as a % of net assets)
Telecommunication Services	13.6%
Financials	12.8%
Other Government Securities	12.0%
Health Care	11.7%
Energy	10.9%
Consumer Staples	9.1%

Utilities	5.6%
Consumer Discretionary	5.5%
Industrials	5.4%
Materials	5.0%
Information Technology	2.3%
United States Government and Government Agency Obligations	1.6%
Other+	4.5%

+Includes	cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	43

PORTFOLIO HIGHLIGHTS

Ivy High Income Fund	ALL DATA IS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Asset Allocation

Bonds	93.0%
Corporate Debt Securities	61.9%
Senior Loans	30.9%
Municipal Bonds – Taxable	0.2%
Cash and Cash Equivalents and Equities	7.0%

Lipper Rankings

Category: Lipper High Current Yield Funds	Rank	Percentile
1 Year	89/486	19
3 Year	27/427	7
5 Year	5/366	2
10 Year	78/256	31

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	2.1%
AA	0.2%
A	0.4%
BBB	1.5%
Non-Investment Grade	90.9%
BB	10.1%
B	52.0%
CCC	22.5%
Non-rated	6.3%
Cash and Cash Equivalents and Equities	7.0%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

44	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy High Income Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Building Products – 0.0%
Nortek, Inc. (A)	14	$788

Food Retail – 0.1%
Roundy’s Supermarkets, Inc.	954	5,774

Housewares & Specialties – 0.0%
Provo Craft & Novelty, Inc. (A)	4	—

TOTAL COMMON STOCKS – 0.1%		$6,562
(Cost: $8,113)

PREFERRED STOCKS – 0.2%
Other Mortgage–Backed Securities – 0.2%
Ally Financial Inc., 7.000% (B)	13	$12,140

(Cost: $12,066)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, Expires 5–15–18 (C)	13	387

Apparel Retail – 0.0%
St. John Knits International, Incorporated, Expires 12–31–29 (C)	48	1,006

TOTAL WARRANTS – 0.0%		$1,393
(Cost: $798)

CORPORATE DEBT SECURITIES	Principal
Advertising – 0.0%
Checkout Holding Corp., 0.000%, 11–15–15 (B)(D)	$3,409	2,011

Aerospace – 0.1%
Ducommun Incorporated, 9.750%, 7–15–18	8,656	9,132

Aerospace & Defense – 1.1%
AAR Corp., 7.250%, 1–15–22 (B)	12,500	13,000
Acquisition Co., 10.000%, 6–1–17	11,120	12,010
Sequa Corporation: 11.750%, 12–1–15 (B)	21,098	22,153
13.500%, 12–1–15 (B)	21,940	23,256

		70,419

Agricultural Products – 0.8%
American Seafoods Group LLC, 10.750%, 5–15–16 (B)	14,876	15,062
ASG Consolidated LLC, 15.000%, 5–15–17 (B)(E)	22,170	19,233

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Agricultural Products (Continued)
Darling International Inc., 8.500%, 12–15–18	$18,765	$21,368

		55,663

Alternative Carriers – 1.7%
Eileme 2 AB (publ) Polkomtel S.A.:
11.625%, 1–31–20 (B)	6,000	6,720
11.750%, 1–31–20 (B)(F)	EUR13,000	18,460
Level 3 Communications, Inc.:
11.875%, 2–1–19	$25,558	29,008
8.875%, 6–1–19 (B)	10,899	11,444
Level 3 Communications, Inc. and Level 3 Financing, Inc.,
7.000%, 6–1–20 (B)	24,986	25,236
Level 3 Financing, Inc.:
8.125%, 7–1–19	20,767	22,065
8.625%, 7–15–20	4,591	4,958

		117,891

Apparel Retail – 0.5%
J.Crew Group, Inc., 8.125%, 3–1–19	18,190	19,054
Wolverine Worldwide, 6.125%, 10–15–20 (B)	10,359	10,670

		29,724

Auto Parts & Equipment – 3.3%
IDQ Acquisition Corp.,
14.000%, 10–1–17 (B)(E)	29,483	29,483
IDQ Holdings, Inc.,
11.500%, 4–1–17 (B)	52,733	56,029
Penske Automotive Group, Inc.,
5.750%, 10–1–22 (B)	3,888	3,985
Schaeffler Finance B.V.:
7.750%, 2–15–17 (B)(F)	EUR34,000	48,444
7.750%, 2–15–17 (B)	$29,302	32,379
8.500%, 2–15–19 (B)	25,678	28,759
8.750%, 2–15–19 (B)(F)	EUR12,000	17,425

		216,504

Automotive Manufacturers – 0.2%
Chrysler Group LLC and CG:
8.000%, 6–15–19	$4,000	4,240
8.250%, 6–15–21	6,286	6,695

		10,935

Automotive Retail – 1.2%
Asbury Automotive Group, Inc.:
7.625%, 3–15–17	6,755	6,991
8.375%, 11–15–20	25,593	28,216

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Automotive Retail (Continued)
Sonic Automotive, Inc.:
9.000%, 3–15–18	$11,430	$12,487
7.000%, 7–15–22 (B)	27,940	29,897

		77,591

Biotechnology – 1.0%
VWR Funding, Inc.,
7.250%, 9–15–17 (B)	62,388	63,324

Broadcasting – 0.7%
Cumulus Media Inc.,
7.750%, 5–1–19	23,282	22,641
Harron Communications, L.P. and Harron Finance Corporation, 9.125%, 4–1–20 (B)	12,023	12,985
Starz LLC and Starz Finance Corp., 5.000%, 9–15–19 (B)	8,163	8,347

		43,973

Building Products – 2.2%
HD Supply, Inc.:
8.125%, 4–15–19 (B)	3,659	3,970
11.000%, 4–15–20 (B)	47,484	52,707
Isabelle Acquisition Sub Inc.,
10.000%, 11–15–18 (B)(E)	37,274	40,442
Nortek, Inc.,
8.500%, 4–15–21	4,735	5,043
Ply Gem Holdings, Inc.,
8.250%, 2–15–18	1,023	1,068
Ply Gem Industries, Inc.,
8.250%, 2–15–18 (B)	27,085	27,254
Roofing Supply Group, LLC and Roofing Supply Finance, Inc.,
10.000%, 6–1–20 (B)	14,674	15,995

		146,479

Cable & Satellite – 1.8%
Cablevision Systems Corporation,
5.875%, 9–15–22	37,065	36,880
CSC Holdings, LLC,
6.750%, 11–15–21 (B)	7,974	8,791
Univision Communications Inc.,
6.750%, 9–15–22 (B)	3,717	3,717
WaveDivision Escrow LLC and WaveDivision Escrow Corp.,
8.125%, 9–1–20 (B)	11,032	11,335
WideOpenWest Finance, LLC and WideOpenWest CapitalCorp.:
10.250%, 7–15–19 (B)	30,415	32,088
13.375%, 10–15–19 (B)	24,730	25,348

		118,159

2012	SEMIANNUAL REPORT	45

SCHEDULE OF INVESTMENTS

Ivy High Income Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Casinos & Gaming – 1.9%
Boyd Finance Co. and Boyd Acquisition Sub, LLC,
8.375%, 2–15–18 (B)	$11,988	$12,468
Codere Finance (Luxembourg) S.A.,
9.250%, 2–15–19 (B)	33,829	27,740
MGM Resorts International,
8.625%, 2–1–19 (B)	23,948	26,103
ROC Finance LLC and ROC Finance 1 Corp.,
12.125%, 9–1–18 (B)	24,627	28,567
Scientific Games Corporation:
8.125%, 9–15–18	975	1,065
9.250%, 6–15–19	8,725	9,685
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp.,
5.375%, 3–15–22 (B)	20,748	21,059

		126,687

Communications Equipment – 0.0%
Brightstar Corporation,
9.500%, 12–1–16 (B)	1,541	1,655

Construction & Engineering – 0.2%
J.M. Huber Corporation, 9.875%, 11–1–19 (B)	12,535	14,071
USG Corporation,
9.750%, 1–15–18	1,481	1,599

		15,670

Construction Materials – 0.5%
Headwaters Incorporated,
7.625%, 4–1–19	12,470	12,657
Headwaters Incorporated, Convertible,
8.750%, 2–1–16	7,250	7,422
Hillman Group, Inc. (The),
10.875%, 6–1–18	11,777	12,661

		32,740

Consumer Finance – 3.5%
Air Lease Corporation,
5.625%, 4–1–17 (B)	66,062	67,383
Bankrate, Inc.,
11.750%, 7–15–15	24,713	27,679
Credit Acceptance Corporation,
9.125%, 2–1–17	21,402	23,596
Nielsen Finance LLC and Nielsen Finance Co.,
4.500%, 10–1–20 (B)	4,960	4,929
Speedy Cash Intermediate Holdings Corp.,
10.750%,5–15–18 (B)	28,635	30,210
TMX Finance LLC and TitleMax Finance Corporation:
13.250%, 7–15–15	67,926	75,398

		229,195

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Data Processing & Outsourced Services – 1.7%
Alliance Data Systems Corporation,
6.375%, 4–1–20 (B)	$39,854	$43,042
CoreLogic, Inc.,
7.250%, 6–1–21	57,112	61,824

		104,866

Distillers & Vintners – 0.0%
Constellation Brands, Inc.,
4.625%, 3–1–23	989	1,009

Diversified Chemicals – 0.2%
Kinove German Bondco GmbH,
10.000%, 6–15–18 (B)(F)	EUR8,822	12,385

Diversified Metals & Mining – 1.7%
American Gilsonite Holding Company,
11.500%, 9–1–17 (B)	$28,431	29,212
FMG Resources Pty Ltd.:
6.000%, 4–1–17 (B)	9,871	9,180
8.250%, 11–1–19 (B)	32,382	31,410
6.875%, 4–1–22 (B)	12,835	11,744
Inment Mining Corporation,
8.750%, 6–1–20 (B)	12,706	13,151
Taseko Mines Limited,
7.750%, 4–15–19	15,941	15,264

		109,961

Diversified Support Services – 0.3%
ARAMARK Holdings Corporation,
8.625%, 5–1–16 (B)(E)	1,949	1,998
Nexeo Solutions, LLC,
8.375%, 3–1–18	16,858	16,689

		18,687

Diversified Telecom – 0.6%
Consolidated Communications Finance Co.,
10.875%, 6–1–20 (B)	34,590	36,492

Education Services – 6.1%
Laureate Education, Inc.:
11.000%, 8–15–15 (B)(G)	58,061	59,803
11.250%, 8–15–15 (B)(E)(G)	153,870	158,486
12.750%, 8–15–17 (B)(G)	86,430	91,616
9.250%, 9–1–19 (B)	89,774	90,223

		400,128

Electronic Equipment & Instruments – 1.3%
CDW LLC and CDW Finance Corporation:
12.535%, 10–12–17	32,000	34,160
8.000%, 12–15–18	2,925	3,232
8.500%, 4–1–19	46,390	50,449

		87,841

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Electronic Manufacturing Services – 0.5%
Jabil Circuit, Inc.:
7.750%, 7–15–16	$2,046	$2,368
8.250%, 3–15–18	8,884	10,550
KEMET Corporation,
10.500%, 5–1–18	16,772	17,024

		29,942

Environmental & Facilities Services – 0.2%
Heckmann Corporation,
9.875%, 4–15–18	12,390	12,762

Food Distributors – 0.6%
U.S. Foodservice, Inc.,
8.500%, 6–30–19 (B)	36,169	37,706

Food Retail – 0.1%
Beverages & More, Inc.,
9.625%, 10–1–14 (B)	4,875	5,021

General Merchandise Stores – 0.1%
Pantry, Inc., (The),
8.375%, 8–1–20 (B)	7,308	7,491

Health Care Equipment – 0.6%
Immucor, Inc.,
11.125%, 8–15–19	34,809	39,334

Health Care Facilities – 1.6%
Chiron Merger Sub, Inc.,
12.500%, 11–1–19 (B)	5,000	4,700
Hologic, Inc.,
6.250%, 8–1–20 (B)	6,544	6,937
IASIS Healthcare LLC and IASIS Capital Corporation,
8.375%, 5–15–19	15,338	14,648
Physio–Control International, Inc.,
9.875%, 1–15–19 (B)	16,998	18,613
Tenet Healthcare Corporation,
6.875%, 11–15–31	33,933	30,369
Truven Health Analytics,
10.625%, 6–1–20 (B)	23,101	24,718

		99,985

Health Care Services – 0.3%
MedImpact Holdings, Inc.,
10.500%, 2–1–18 (B)	19,271	20,716

Health Care Technology – 1.1%
MedAssets, Inc.,
8.000%, 11–15–18	67,739	73,836

Home Furnishings – 0.2%
Empire Today, LLC and Empire Today Finance Corp.,
11.375%, 2–1–17 (B)	6,846	7,240
Simmons Bedding Company,
11.250%, 7–15–15 (B)	4,200	4,349

		11,589

46	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy High Income Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Independent Power Producers & Energy Traders – 0.4%
NRG Energy, Inc.,
7.625%, 5–15–19	$24,650	$26,129
Texas Competitive Electric Holdings Company, LLC and TCEH Finance, Inc.,
11.500%, 10–1–20 (B)	2,150	1,682

		27,811

Integrated Oil & Gas – 0.3%
EP Energy LLC,
9.375%, 5–1–20 (B)	14,033	15,296
EP Energy LLC and Everest Acquisition Finance Inc.,
7.750%, 9–1–22 (B)	5,514	5,624

		20,920

Integrated Telecommunication Services – 0.1%
Mediacom Broadband LLC and Mediacom Broadband Corporation,
6.375%, 4–1–23 (B)	3,682	3,682

Investment Banking & Brokerage – 0.9%
E*TRADE Financial Corporation:
6.750%, 6–1–16	18,500	19,471
12.500%, 11–30–17 (E)	23,711	26,942
GFI Group Inc.,
8.625%, 7–19–18	15,012	13,173

		59,586

IT Consulting & Other Services – 1.2%
iGATE Corporation,
9.000%, 5–1–16	51,471	56,489
SRA International, Inc. and Sterling Merger, Inc.,
11.000%, 10–1–19	18,725	19,006

		75,495

Leisure Facilities – 0.3%
Palace Entertainment Holdings, LLC,
8.875%, 4–15–17 (B)	16,302	17,239

Leisure Products – 0.2%
Toys R Us Inc,
10.375%, 8–15–17 (B)	5,605	5,731
Yonkers Racing Corporation,
11.375%, 7–15–16 (B)	7,548	8,152

		13,883

Life & Health Insurance – 0.1%
ILFC E–Capital Trust I,
4.520%, 12–21–65 (B)(G)	7,300	4,964
Phoenix Life Insurance Company,
7.150%, 12–15–34 (B)	975	663

		5,627

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Marine – 0.6%
TRAC Intermodal LLC and TRAC Intermodal Corp.,
11.000%, 8–15–19 (B)	$34,640	$36,199

Metal & Glass Containers – 0.9%
Consolidated Container Company LLC and Consolidated Container Capital, Inc.,
10.125%, 7–15–20 (B)	54,537	58,081
Pretium Packaging, L.L.C. and Pretium Finance, Inc.,
11.500%, 4–1–16	3,867	3,954

		62,035

Movies & Entertainment – 0.3%
Carmike Cinemas, Inc.,
7.375%, 5–15–19	14,175	15,238
WMG Acquisition Corp.,
9.500%, 6–15–16	5,000	5,456

		20,694

Multi–Line Insurance – 0.3%
American International Group, Inc.,
8.175%, 5–15–58	17,550	21,477

Office Services & Supplies – 0.2%
American Reprographics Company,
10.500%, 12–15–16	10,250	10,763

Oil & Gas Drilling – 0.5%
RDS Ultra–Deepwater Ltd,
11.875%, 3–15–17 (B)	31,690	35,334

Oil & Gas Equipment & Services – 0.7%
Global Geophysical Services, Inc.:
10.500%, 5–1–17 (B)	40,475	38,248
10.500%, 5–1–17	336	321
Halcon Resources Corporation,
9.750%, 7–15–20 (B)	5,320	5,440

		44,009

Oil & Gas Exploration & Production – 0.1%
Chesapeake Midstream Partners, L.P. and CHKM Finance Corp.:
5.875%, 4–15–21	4,948	5,183
6.125%, 7–15–22	3,839	4,060

		9,243

Oil & Gas Refining & Marketing – 2.2%
Energy Partners Ltd.,
8.250%, 2–15–18	12,043	12,163
Offshore Group Investment Limited,
11.500%, 8–1–15	88,577	97,879

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Refining & Marketing (Continued)
Samson Investment Company,
9.750%, 2–15–20 (B)	$31,564	$32,511

		142,553

Oil Services – 0.8%
Drill Rigs Holdings, Inc.,
6.500%, 10–1–17 (B)	2,974	2,955
SESI, LLC,
7.125%, 12–15–21	45,000	49,725

		52,680

Other Diversified Financial Services – 0.1%
Fidelity National Information Services, Inc.,
5.000%, 3–15–22	8,974	9,266

Packaged Foods & Meats – 1.3%
Bumble Bee Foods, LLC:
9.000%, 12–15–17 (B)	60,913	63,731
9.625%, 3–15–18 (B)(E)	22,038	21,101

		84,832

Paper & Forest Products – 0.1%
P. H. Glatfelter,
5.375%, 10–15–20 (B)	4,950	5,000

Paper Packaging – 0.4%
AOT Bedding Super Holdings,
8.125%, 10-1-20 (B)	18,462	18,324
Reynolds Group Holdings Limited,
9.000%, 4–15–19	7,200	7,344

		25,668

Pharmaceuticals – 1.1%
Capsugel FinanceCo S.C.A.,
9.875%, 8–1–19 (B)(F)	EUR18,575	26,734
Jaguar Holding Company II and Jaguar Merger Sub Inc.,
9.500%, 12–1–19 (B)	$28,813	32,343
Par Pharmaceutical Companies, Inc.,
7.375%, 10–15–20 (B)	14,764	14,838

		73,915

Publishing – 0.0%
Cambium Learning Group, Inc.,
9.750%, 2–15–17	2,425	1,795

Restaurants – 1.7%
Carrols Restaurant Group, Inc.,
11.250%, 5–15–18 (B)	12,808	13,961

2012	SEMIANNUAL REPORT	47

SCHEDULE OF INVESTMENTS

Ivy High Income Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Restaurants (Continued)
CKE Holdings, Inc.,
10.500%, 3–14–16 (B)(E)	$22,742	$24,560
Dave & Buster’s, Inc.:
0.001%, 2–15–16 (B)	27,855	20,613
11.000%, 6-1-18	7,213	8,151
DineEquity, Inc.,
9.500%, 10–30–18	13,257	14,947
NPC International, Inc.,
10.500%, 1–15–20	18,745	21,557
Wok Acquisition Corp.,
10.250%,6–30–20 (B)	5,435	5,748

		109,537

Retail Stores – 0.3%
Claire’s Stores, Inc.,
9.000%, 3–15–19 (B)	6,244	6,478
Fifth & Pacific Companies, Inc.,
10.500%, 4–15–19 (B)	8,882	10,025
RadioShack Corporation,
6.750%, 5–15–19	8,625	5,089

		21,592

Security & Alarm Services – 0.3%
Monitronics International, Inc.,
9.125%, 4–1–20	20,879	21,714

Semiconductor Equipment – 0.1%
MEMC Electronic Materials, Inc.,
7.750%, 4–1–19	4,900	4,018

Semiconductors – 0.8%
Freescale Semiconductor, Inc.:
10.125%, 3–15–18 (B)	3,453	3,798
8.050%, 2–1–20	39,562	38,969
10.750%, 8–1–20	10,317	11,168

		53,935

Service—Other – 0.2%
ServiceMaster Company (The),
7.000%,8–15–20 (B)	10,390	10,650

Specialized Consumer Services – 1.9%
B-Corp Merger Sub, Inc.,
8.250%, 6–1–19 (B)	29,936	30,310
Carlson Wagonlit B.V.:
6.875%, 6–15–19 (B)	33,185	34,844
7.500%, 6–15–19 (B)(F)	EUR16,253	21,565
TransUnion LLC and TransUnion Financing Corporation,
9.625%, 6–15–18 (B)(E)	$34,952	38,098

		124,817

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Specialized Finance – 0.7%
CNG Holdings, Inc.,
9.375%, 5–15–20 (B)	$9,928	$10,201
Everest Acquisition, LLC and Everest Acquisition Finance, Inc.,
6.875%, 5–1–19 (B)	3,263	3,491
International Lease Finance Corporation,
6.250%, 5-15-19	12,289	13,210
WM Finance Corp.,
11.500%, 10–1–18	10,332	11,624
WM Holdings Finance Corp.,
13.750%, 10–1–19	4,877	5,365

		43,891

Specialized REITs – 1.1%
CNL Lifestyles Properties, Inc.,
7.250%, 4–15–19	76,491	72,475

Systems Software – 1.4%
Atlantis Merger Sub, Inc. and SoftBrands, Inc.,
11.500%, 7–15–18 (B)	68,006	77,527
Lawson Software, Inc.,
9.375%, 4–1–19 (B)	13,886	15,413

		92,940

Technology – 1.0%
Epicor Software Corporation,
8.625%, 5–1–19	27,397	28,904
J2 Global, Inc.,
8.000%, 8–1–20 (B)	36,822	37,190
Viasystems, Inc.,
7.875%, 5–1–19 (B)	2,506	2,500

		68,594

Technology Distributors – 0.8%
Sophia, L.P. and Sophia Finance, Inc.,
9.750%, 1–15–19 (B)	48,442	$52,075

Thrifts & Mortgage Finance – 0.2%
Provident Funding Associates, L.P. and PFG Finance Corp.,
10.125%,2–15–19 (B)	10,379	10,690

Wireless Telecommunication Service – 0.4%
Eileme 1 AB (publ) Polkomtel S.A.,
14.250%, 8–15–20 (B)(E)	8,117	8,442
Sprint Nextel Corporation,
7.000%, 8–15–20	3,677	3,824

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Wireless Telecommunication Service (Continued)
Wind Acquisition Finance S.A.,
11.750%, 7–15–17 (B)	$14,200	$13,384

		25,650

TOTAL CORPORATE DEBT SECURITIES – 61.9%		$4,049,787
(Cost: $3,869,786)

MUNICIPAL BONDS – TAXABLE
Arizona – 0.2%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B,
1.051%, 1–1–37 (G)	14,625	11,040

New York – 0.0%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3–1–29 (B)	1,875	2,590

TOTAL MUNICIPAL BONDS–TAXABLE – 0.2%		$13,630
(Cost: $11,441)

SENIOR LOANS
Advertising – 0.1%
Oriental Trading Company, Inc.,
7.000%, 2–14–17 (G)	5,111	5,108

Aerospace & Defense – 0.2%
Navistar, Inc.,
7.000%, 7–31–17 (G)	2,000	2,020
Sequa Corporation:
3.690%, 12–3–14 (G)	250	249
3.720%, 12–3–14 (G)	3,750	3,735
6.250%, 12–3–14 (G)	5,955	5,985

		11,989

Apparel Retail – 0.1%
St. John Knits International, Incorporated,
13.000%, 3–3–15 (G)	5,900	5,915

Auto Parts & Equipment – 0.3%
Schaeffler AG,
6.000%, 2–27–17 (G)	21,848	22,053

Broadcasting – 1.9%
Cumulus Media Holdings, Inc.,
7.500%, 9–16–19 (G)	3,000	3,027

48	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy High Income Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

SENIOR LOANS (Continued)	Principal	Value
Broadcasting (Continued)
Granite Broadcasting Corporation,
8.500%, 4–24–19 (G)	$14,963	$14,963
High Plains Broadcasting Operating Company, LLC,
9.000%, 3–14–16 (G)	6,609	6,621
Newport Television LLC,
9.000%, 3–14–16 (G)	23,907	23,952
PAW LUXCO II S.A.R.L.,
5.121%, 7–29–17 (F)(G)	EUR58,675	70,349

		118,912

Building Products – 0.8%
CPG International, Inc.,
0.000%, 9–4–19 (G)	$11,973	11,977
Goodman Global, Inc.,
9.000%, 10–28–17 (G)	23,545	23,840
HD Supply, Inc.,
7.250%, 9–26–17 (G)	17,000	17,519

		53,336

Cable & Satellite – 1.4%
WideOpenWest Finance, LLC,
6.250%, 4–18–18 (G)	50,982	51,351
Wilton Brands LLC:
0.000%, 8–7–19 (G)	2,500	2,513
7.500%, 8–7–19 (G)	40,000	40,200

		94,064

Casinos & Gaming – 0.9%
Cannery Casino Resorts LLC:
0.000%, 10–1–18 (G)	10,392	10,379
0.000%, 10–1–19 (G)	11,134	11,078
CKX Entertainment, Inc.,
9.000%, 1–1–17 (G)	4,000	3,310
Mohegan Tribal Gaming Authority,
9.000%, 3–31–16 (G)	29,500	29,980
Station Casinos LLC,
3.232%, 6–17–16 (G)	4,874	4,691

		59,438

Commodity Chemicals – 0.2%
INEOS Group Holdings Limited and INEOS US FinanceLLC,
6.500%, 5–4–18 (G)	12,400	12,517

Communications Equipment – 0.3%
Mitel Networks Corporation,
7.427%, 8–16–15 (G)	17,259	17,151

Construction & Farm Machinery & Heavy Trucks – 0.4%
Wabash National Corporation:
6.000%, 4–17–19 (G)	26,138	26,400

SENIOR LOANS (Continued)	Principal	Value
Construction Materials – 0.1%
Brock Holdings III, Inc.,
10.000%, 3–16–18 (G)	$5,000	$5,025

Consumer Electronics – 0.4%
Clover Technologies Group, LLC:
6.750%,12–31–12 (G)	24,340	23,974
7.750%,12–31–12 (G)	35	35

		24,009

Diversified Chemicals – 0.6%
Univar, Inc.,
0.000%, 6–30–17 (G)	44,828	44,574

Diversified Real Estate Activities – 2.2%
HLT Property Acquisition, LLC:
0.000%,11–12–15 (G)	15,000	14,325
3.221%,11–12–15 (G)	70,000	66,500
3.471%, 11–12–15 (G)	70,000	66,150

		146,975

Diversified Support Services – 0.7%
Advantage Sales & Marketing, Inc.:
9.250%, 5–29–18 (G)	35,494	35,316
13.000%, 12–30–18 (G)	12,900	12,868

		48,184

Education Services – 0.3%
Education Management LLC:
0.000%, 3–30–18 (G)	2,000	1,760
8.250%, 3–30–18 (G)	6,962	6,127
Laureate Education, Inc.,
5.250%, 6–16–18 (G)	9,708	9,538

		17,425

Electric Utilities – 0.5%
Dynegy Power, LLC,
9.250%, 8–5–16 (G)	33,727	35,317

Electrical Components & Equipment – 0.2%
WireCo WorldGroup,
6.000%, 4–13–17 (G)	10,000	10,150

Environmental & Facilities Services – 0.6%
Evergreen Tank Solution, Inc.,
0.000%, 9–11–18 (G)	29,716	29,419
K2 Pure Solutions Nocal, L.P.,
10.000%, 9–10–15 (G)	7,816	7,777

		37,196

Food Distributors – 2.8%
U.S. Foodservice, Inc.:
0.000%, 7–3–14 (G)	3,000	2,962
2.720%, 7–3–14 (G)	7,979	7,877
5.750%, 6–6–17 (G)	173,327	170,510

		181,349

SENIOR LOANS (Continued)	Principal	Value
Food Retail – 0.4%
Focus Brands, Inc.:
6.250%, 2–22–18 (G)	$6,257	$6,319
7.250%, 2–22–18 (G)	69	70
10.250%, 8–21–18 (G)	21,594	21,810

		28,199

Health Care Equipment – 0.1%
Kinetic Concepts, Inc.,
7.000%, 5–4–18 (G)	3,920	3,970

Health Care Facilities – 0.1%
Hologic, Inc.,
4.500%, 4–29–19 (G)	4,000	4,047
National Surgical Hospitals, Inc.,
8.250%, 2–3–17 (G)	4,055	3,953

		8,000

Health Care Services – 0.4%
U.S. Renal Care, Inc.:
6.250%, 6–11–19 (G)	14,951	15,100
7.250%, 6–11–19 (G)	12	12
10.250%,6–11–19 (G)	10,000	10,250

		25,362

Home Furnishings – 0.2%
Spring Windows Fashions, LLC,
11.250%, 5–31–18 (G)	15,000	14,850

Hotels, Resorts & Cruise Lines – 0.1%
Seven Sea Crusies S. DE R.L.,
6.250%, 2–16–19 (G)	9,000	9,034

Housewares & Specialties – 0.0%
Provo Craft & Novelty, Inc.:
8.500%, 3–2–16 (G)	9,954	1,692

Hypermarkets & Super Centers – 0.7%
BJ’s Wholesale Club, Inc.:
0.000%, 9–6–19 (G)	22,265	22,348
0.000%, 3–6–20 (G)	22,265	22,477

		44,825

Independent Power Producers & Energy Traders – 0.1%
Texas Competitive Electric Holdings Company, LLC:
4.728%, 10–10–17 (G)	5,095	3,500
4.938%,10–10–17 (G)	819	562

		4,062

Internet Software & Services – 1.8%
Blue Coat Systems, Inc.:
7.500%, 2–8–18 (G)	44,719	44,942
11.500%, 8–8–18 (G)	8,592	8,764
Web.com Group, Inc.,
7.000%,10–27–17(G)	63,594	63,953

		117,659

2012	SEMIANNUAL REPORT	49

SCHEDULE OF INVESTMENTS

Ivy High Income Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

SENIOR LOANS (Continued)	Principal	Value
IT Consulting & Other Services – 0.2%
Infor Global Solutions European Finance, S.a.R.L.:
0.000%, 3–2–14 (E)(G)	$2,000	$2,145
12.875%, 3–2–14 (G)	5,080	5,443
SRA International, Inc.,
6.500%, 7–20–18 (G)	5,720	5,648

		13,236

Leisure Products – 0.7%
SRAM, LLC,
8.500%, 12–7–18 (G)	48,000	48,600

Metal & Glass Containers – 0.1%
Consolidated Container Company LLC:
6.250%, 6–15–19 (G)	8,000	8,085

Movies & Entertainment – 3.1%
AB Acquisitions UK Topco 2 Limited,
3.509%, 7–5–15 (F)(G)	GBP30,000	46,191
Formula One Holdings Ltd. and Alpha Topco Limited,
6.250%,4–30–18 (G)	$149,250	150,279

		196,470

Oil & Gas Exploration & Production – 1.1%
Chesapeake Energy Corporation,
8.500%, 12–2–17 (G)	72,616	72,801

Oil & Gas Refining & Marketing – 0.3%
Samson Investment Company,
0.000%, 9–10–16 (G)	18,548	18,649

Other Diversified Financial Services – 2.4%
Fairway Group Acquisition Company,
8.250% 8–17–18 (G)	10,404	10,469
Misys plc and Magic Newco, LLC,
12.000%,3–19–19 (G)	140,000	144,549

		155,018

Paper Packaging – 0.1%
AOT Bedding Super Holdings, LLC,
0.000%, 8–29–19 (G)	4,900	4,876

Pharmaceuticals – 0.8%
Par Pharmaceutical Companies, Inc.,
0.000%, 8–2–19 (G)	14,832	14,799
Pharmaceutical Product Development, Inc.,
6.250%, 12–5–18 (G)	1,970	1,987

SENIOR LOANS (Continued)	Principal	Value
Pharmaceuticals (Continued)
Quintiles Transnational Corp.,
7.500%, 2–28–17 (G)	$40,000	$40,300

		57,086

Real Estate Operating Companies – 0.3%
Primedia Inc.,
7.500%, 1–13–18 (G)	19,887	18,793

Research & Consulting Services – 0.5%
AlixPartners, LLP,
10.750%, 11–15–19 (G)	32,500	32,784

Restaurants – 0.9%
Brasa Holdings, Inc.:
7.500%, 6–18–19 (G)	32,065	32,065
11.000%, 12–18–19 (G)	30,000	30,000

		62,065

Semiconductor Equipment – 0.0%
Crown Castle Operating Company,
4.000%, 1–31–19 (G)	970	971

Semiconductors – 0.5%
Freescale Semiconductor, Inc.,
6.000%, 2–28–19 (G)	29,850	29,863

Specialized Finance – 0.2%
Shield Finance Co. S.A.R.L.,
6.500%, 6–13–19 (G)	13,965	14,000

Specialty Stores – 0.8%
Candy Intermediate Holdings, Inc.,
7.500%, 5–23–18 (G)	10,000	10,088
Guitar Center, Inc.,
5.620%, 4–9–17 (G)	20,000	19,140
Party City Holdings, Inc.:
5.750%, 7–10–19 (G)	16,177	16,367
Savers, Inc.,
6.250%, 6–11–19 (G)	10,081	10,166

		55,761

Technology Distributors – 0.0%
Sophia, L.P.,
6.250%, 7–19–18 (G)	2,943	2,975

TOTAL SENIOR LOANS – 30.9%		$2,026,773
(Cost: $1,972,501)

SHORT-TERM SECURITIES
Commercial Paper – 7.8%
Air Products and Chemicals, Inc.,
0.150%, 10–2–12 (H)	10,000	10,000

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (Continued)
Becton Dickinson & Co.:
0.220%,10–24–12 (H)	$39,000	$38,993
0.210%,10–26–12 (H)	15,000	14,998
Bemis Company, Inc.:
0.400%,10–2–12 (H)	15,000	15,000
0.410%,10–9–12 (H)	9,900	9,899
0.330%,10–12–12 (H)	4,200	4,200
0.340%,10–15–12 (H)	10,000	9,999
0.380%,10–22–12 (H)	3,000	2,999
0.350%,10–24–12 (H)	13,000	12,997
Campbell Soup Company:
0.300%, 12–19–12 (H)	18,500	18,488
0.300%, 12–20–12 (H)	5,000	4,997
Corporacion Andina de Fomento,
0.260%, 10–22–12 (H)	5,000	4,999
CVS Caremark Corporation,
0.330%,10–1–12 (H)	43,000	42,999
Danaher Corporation,
0.150%,10–29–12 (H)	10,000	9,999
Diageo Capital plc (GTD by Diageo plc),
0.300%,10–1–12 (H)	33,029	33,029
Ecolab Inc.:
0.350%, 10–11–12(H)	6,000	5,999
0.300%, 10–16–12 (H)	12,193	12,191
General Mills, Inc.:
0.260%, 10–15–12 (H)	16,000	15,998
0.260%, 10–17–12 (H)	16,000	15,998
Harley-Davidson Funding Corp. (GTD by Harley-Davidson, Inc.):
0.330%, 10–3–12 (H)	15,000	15,000
0.330%, 10–9–12 (H)	12,000	11,999
0.310%, 10–11–12 (H)	5,000	5,000
Heinz (H.J.) Finance Co. (GTD by Heinz (H.J.) Co.),
0.290%, 10–25–12 (H)	15,000	14,997
Hewlett-Packard Company,
0.400%, 10–5–12 (H)	30,000	29,999
Kroger Co. (The),
0.400%, 10–2–12 (H)	12,970	12,970
L’Oreal USA, Inc.,
0.110%, 10–23–12 (H)	37,000	36,996
Mattel Inc.,
0.320%, 10–9–12 (H)	20,000	19,999
Novartis Finance Corp.,
0.110%, 10–2–12 (H)	6,000	6,000
PACCAR Financial Corp. (GTD by PACCAR Inc.),
0.120%, 10–24–12 (H)	30,000	29,998
Panasonic Finance America, Inc. (GTD by Matsushita Electric Industrial Co., Ltd),
0.500%, 10–11–12 (H)	13,000	12,998
River Fuel Company #2, Inc. (GTD by Bank of Nova Scotia),
0.160%, 12–7–12 (H)	7,000	6,998
Toronto-Dominion Holdings USA Inc.,
0.140%, 10–25–12 (H)	10,000	9,999

50	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy High Income Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (Continued)
Verizon Communications Inc.:
0.320%, 11–13–12 (H)	$5,000	$4,998
0.410%, 12–11–12 (H)	10,000	9,992

		511,725

Master Note – 0.0%
Toyota Motor Credit Corporation,
0.122%, 10–5–12 (I)	9	9

Municipal Obligations – Taxable – 0.0%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation),
0.190%, 10–1–12 (I)	1,082	1,082
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp Issue, Ser 2008C (GTD by JPMorgan Chase & Co.),
0.190%,10–4–12 (I)	500	500

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations – Taxable (Continued)
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America, N.A.),
0.210%, 10–4–12 (I)	$1,000	$1,000

		2,582

TOTAL SHORT-TERM SECURITIES – 7.8%		$514,316
(Cost: $514,316)

TOTAL INVESTMENT SECURITIES – 101.1%		$6,624,601
(Cost: $6,389,021)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.1%)		(67,727)

NET ASSETS – 100.0%		$6,556,874

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the total value of these securities amounted to $2,609,072 or 39.8% of net assets.

(C)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(D)	Zero coupon bond.

(E)	Payment-in-kind bonds.

(F)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro and GBP - British Pound).

(G)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012.

(H)	Rate shown is the yield to maturity at September 30, 2012.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at September 30, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	Morgan Stanley International	28,300	10-12-12	$—	$416
Sell	Euro	Morgan Stanley International	66,000	10-12-12	—	434
Sell	Euro	Morgan Stanley International	720	11-15-12	97	—
Sell	Euro	Deutsche Bank AG	676	12-17-12	78	—
Sell	Euro	Deutsche Bank AG	5,000	1-30-13	131	—
Sell	Euro	Deutsche Bank AG	932	2-1-13	119	—
Sell	Euro	Morgan Stanley International	720	5-15-13	91	—
Sell	Euro	Deutsche Bank AG	676	6-17-13	72	—
Sell	Euro	Deutsche Bank AG	932	8-1-13	112	—
Sell	Euro	Morgan Stanley International	720	11-15-13	85	—
Sell	Euro	Deutsche Bank AG	676	12-16-13	68	—
Sell	Euro	Deutsche Bank AG	932	2-3-14	106	—
Sell	Euro	Morgan Stanley International	720	5-15-14	80	—

2012	SEMIANNUAL REPORT	51

SCHEDULE OF INVESTMENTS

Ivy High Income Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Deutsche Bank AG	676	6-16-14	$63	$—
Sell	Euro	Deutsche Bank AG	932	8-1-14	99	—
Sell	Euro	Morgan Stanley International	720	11-14-14	77	—
Sell	Euro	Deutsche Bank AG	676	12-15-14	63	—
Sell	Euro	Deutsche Bank AG	932	2-2-15	95	—
Sell	Euro	Morgan Stanley International	729	5-15-15	12	—
Sell	Euro	Deutsche Bank AG	676	6-15-15	59	—
Sell	Euro	Deutsche Bank AG	932	8-3-15	92	—
Sell	Euro	Morgan Stanley International	729	11-16-15	11	—
Sell	Euro	Deutsche Bank AG	676	12-15-15	61	—
Sell	Euro	Deutsche Bank AG	932	2-1-16	93	—
Sell	Euro	Morgan Stanley International	5,980	5-16-16	80	—
Sell	Euro	Deutsche Bank AG	676	6-15-16	63	—
Sell	Euro	Deutsche Bank AG	932	8-1-16	93	—
Sell	Euro	Deutsche Bank AG	676	12-15-16	64	—
Sell	Euro	Deutsche Bank AG	932	2-1-17	94	—
Sell	Euro	Deutsche Bank AG	676	6-15-17	65	—
Sell	Euro	Morgan Stanley International	58,615	7-31-17	112	—
Sell	Euro	Deutsche Bank AG	932	8-1-17	94	—
Sell	Euro	Deutsche Bank AG	676	12-15-17	66	—
Sell	Euro	Deutsche Bank AG	932	2-1-18	98	—
Sell	Euro	Deutsche Bank AG	11,234	6-15-18	1,150	—
Sell	Euro	Deutsche Bank AG	932	8-1-18	102	—
Sell	Euro	Deutsche Bank AG	932	2-1-19	104	—
Sell	Euro	Deutsche Bank AG	19,799	8-1-19	2,230	—
Sell	Euro	Deutsche Bank AG	2,000	1-31-20	2	—

					$6,181	$850

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$6,562	$—	$—
Preferred Stocks	—	12,140	—
Warrants	—	—	1,393
Corporate Debt Securities	—	4,058,327	—
Municipal Bonds	—	13,630	—
Senior Loans	—	1,530,863	495,910
Short-Term Securities	—	514,316	—
Total	$6,562	$6,129,276	$497,303
Forward Foreign Currency Contracts	$—	$6,181	$—

Liabilities
Forward Foreign Currency Contracts	$—	$850	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Warrants	Senior Loans
Beginning Balance 4-1-12	$2,483	$133,694
Net realized gain (loss)	—	243
Net change in unrealized appreciation (depreciation)	(1,090)	5,052
Purchases	—	458,711
Sales	—	(176,171)
Transfers into Level 3 during the period	—	92,619
Transfers out of Level 3 during the period	—	(18,238)
Ending Balance 9-30-12	$1,393	$495,910
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-12	$(1,090)	$5,840

52	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy High Income Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 9-30-12	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Warrants	$1,393	Third-party vendor pricing service	Vendor quotes	21.14- 30.00
Senior Loans	495,910	Third-party vendor pricing service	Vendor quotes	94.50-102.50%

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	53

PORTFOLIO HIGHLIGHTS

Ivy International Core Equity Fund	ALL DATA IS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Asset Allocation

Stocks	93.1%
Telecommunication Services	14.1%
Financials	13.3%
Consumer Staples	12.0%
Information Technology	11.6%
Energy	11.5%
Health Care	10.4%
Industrials	10.2%
Consumer Discretionary	5.6%
Materials	3.2%
Utilities	1.2%
Cash and Cash Equivalents	6.9%

Lipper Rankings

Category: Lipper International Large-Cap Core Funds	Rank	Percentile
1 Year	162/199	81
3 Year	48/174	28
5 Year	9/162	6
10 Year	5/100	5

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

Europe	49.7%
United Kingdom	23.4%
France	10.1%
Netherlands	5.3%
Germany	4.9%
Other Europe	6.0%
Pacific Basin	34.4%
Japan	16.7%
Australia	5.7%
China	4.0%
Hong Kong	3.6%
Other Pacific Basin	4.4%
North America	6.7%
United States	4.1%
Other North America	2.6%
Other	1.7%
South America	0.6%
Cash and Cash Equivalents	6.9%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Total S.A.	France	Energy	Integrated Oil & Gas
Royal Dutch Shell plc, Class A	United Kingdom	Energy	Integrated Oil & Gas
Telstra Corporation Limited	Australia	Telecommunication Services	Integrated Telecommunication Services
Unilever plc	United Kingdom	Consumer Staples	Packaged Foods & Meats
Bayer AG	Germany	Health Care	Pharmaceuticals
Cheung Kong (Holdings) Limited	Hong Kong	Financials	Real Estate Development
Sanofi-Aventis	France	Health Care	Pharmaceuticals
Koninklijke Ahold N.V.	Netherlands	Consumer Staples	Food Retail
Rio Tinto plc	United Kingdom	Materials	Diversified Metals & Mining
GlaxoSmithKline plc	United Kingdom	Health Care	Pharmaceuticals

See your advisor or www.ivyfunds.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

54	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy International Core Equity Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Argentina – 0.6%
Arcos Dorados Holdings, Inc.	547	$8,434

Australia – 5.7%
Asciano Limited	3,688	16,720
Myer Holdings Limited	6,295	11,394
Telstra Corporation Limited	10,794	43,891
Toll Holdings Limited	3,184	14,564

		86,569

Canada – 1.2%
Potash Corporation of Saskatchewan Inc.	414	17,980

China – 4.0%
Baidu.com, Inc., ADR (A)	135	15,808
China Pacific Insurance (Group) Co. Ltd., H Shares	6,198	18,744
China Unicom Limited	15,594	25,581

		60,133

France – 10.1%
Cap Gemini S.A.	556	23,513
Compagnie Generale des Etablissements Michelin, Class B	256	20,077
Sanofi-Aventis	392	33,417
Schneider Electric S.A.	321	18,990
Total S.A.	1,165	57,783

		153,780

Germany – 4.9%
Bayer AG	474	40,746
Dialog Semiconductor plc (A)	818	15,933
Fresenius SE & Co. KGaA (A)	43	5,005
Fresenius SE & Co. KGaA (A)(B)	115	13,339

		75,023

Hong Kong – 3.6%
Cheung Kong (Holdings) Limited	2,427	35,587
Sun Hung Kai Properties Limited	1,277	18,709

		54,296

Israel – 1.7%
Bezeq – Israel Telecommunication Corp., Ltd. (The)	5,054	5,869
Teva Pharmaceutical Industries Limited, ADR	492	20,370

		26,239

Italy – 1.2%
Saipem S.p.A.	383	18,410

COMMON STOCKS (Continued)	Shares	Value
Japan – 16.7%
Asahi Breweries, Ltd.	711	$17,524
Hoya Corporation	1,175	25,826
Japan Airlines Co., Ltd. (A)(B)	217	10,149
Japan Tobacco Inc.	547	16,425
KONAMI Corporation	569	12,936
Mitsubishi Electric Corporation	2,305	17,013
Mitsui & Co., Ltd.	1,508	21,217
Mitsui Fudosan Co., Ltd.	1,075	21,530
Nissin Kogyo Co., Ltd.	1,640	21,475
NTT DoCoMo, Inc.	10	16,450
Secom Co., Ltd.	334	17,440
Seven & i Holdings Co., Ltd.	530	16,285
Softbank Corp.	525	21,254
Yahoo Japan Corporation	48	18,129

		253,653

Mexico – 1.4%
America Movil, S.A.B. de C.V.	821	20,880

Netherlands – 5.3%
Fugro N.V.	401	27,244
ING Groep N.V., Certicaaten Van Aandelen (A)	2,705	21,372
Koninklijke Ahold N.V.	2,555	31,999

		80,615

Norway – 1.2%
Telenor ASA	948	18,475

Singapore – 3.3%
Singapore Telecommunications Limited	10,239	26,699
United Overseas Bank Limited	1,469	23,522

		50,221

Sweden – 2.3%
Investor AB, B Shares	855	18,819
TeliaSonera AB	2,280	16,411

		35,230

Switzerland – 1.3%
Swiss Re Ltd	302	19,406

Taiwan – 1.1%
Advanced Semiconductor Engineering, Inc.	21,490	16,568

United Kingdom – 23.4%
AMEC plc	992	18,349
AstraZeneca plc	387	18,455
BAE Systems plc (A)	3,404	17,869
GlaxoSmithKline plc	1,255	28,932
Imperial Tobacco Group plc	458	16,961
Invensys plc, ADR	5,156	19,491

COMMON STOCKS (Continued)	Shares	Value
United Kingdom (Continued)
National Grid plc	1,652	$18,218
Prudential plc	1,829	23,668
Reckitt Benckiser Group plc	358	20,624
Rio Tinto plc	647	30,134
Royal Dutch Shell plc, Class A	1,601	55,353
Unilever plc	1,193	43,384
Vodafone Group plc	6,944	19,708
WPP Group plc	1,668	22,665

		353,811

United States – 4.1%
Cognizant Technology Solutions Corporation, Class A (A)	393	27,502
InBev NV	197	16,719
Yahoo! Inc. (A)	1,087	17,362

		61,583

TOTAL COMMON STOCKS – 93.1%		$1,411,306
(Cost: $1,344,927)

SHORT-TERM SECURITIES	Principal

Commercial Paper – 4.4%
American Honda Finance Corp. (GTD by Honda Motor Co.), 0.140%, 10–18–12 (C)	$9,750	9,749
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited), 0.180%, 10–2–12 (C)	16,000	16,000
Corporacion Andina de Fomento, 0.350%, 12–4–12 (C)	10,000	9,994
E.I. du Pont de Nemours and Company:
0.130%, 11–2–12 (C)	6,000	5,999
0.140%, 11–7–12 (C)	5,000	4,999
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc), 0.180%, 10–4–12 (C)	5,385	5,385
John Deere Financial Limited (GTD by John Deere Capital Corporation), 0.150%, 10–15–12 (C)	5,000	5,000
Prudential Funding LLC, 0.100%, 10–1–12 (C)	3,656	3,656
Straight-A Funding, LLC (GTD by Federal Financing Bank), 0.160%, 11–13–12 (C)	6,000	5,999

		66,781

2012	SEMIANNUAL REPORT	55

SCHEDULE OF INVESTMENTS

Ivy International Core Equity Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Master Note–0.1%
Toyota Motor Credit Corporation, 0.122%, 10–5–12 (D)	$924	$924

United States Government Agency Obligations – 0.6%
Overseas Private Investment Corporation (GTD by United States Government), 0.170%, 10–3–12 (D)	10,000	10,000

TOTAL SHORT-TERM SECURITIES – 5.1%		$77,705
(Cost: $77,705)

TOTAL INVESTMENT SECURITIES – 98.2%		$1,489,011
(Cost: $1,422,632)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.8%		27,632

NET ASSETS – 100.0%		$1,516,643

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the total value of these securities amounted to $23,488 or 1.5% of net assets.

(C)	Rate shown is the yield to maturity at September 30, 2012.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at September 30, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Australian Dollar	Barclays Bank plc	55,700	10–22–12	$503	$—
Sell	Japanese Yen	Barclays Bank plc	8,929,000	10–22–12	—	376

					$503	$376

56	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy International Core Equity Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$84,044	$—	$—
Consumer Staples	179,921	—	—
Energy	177,141	—	—
Financials	201,357	—	—
Health Care	160,263	—	—
Industrials	153,453	—	—
Information Technology	173,577	—	—
Materials	48,115	—	—
Telecommunication Services	215,217	—	—
Utilities	18,218	—	—
Total Common Stocks	$1,411,306	$—	$—
Short-Term Securities	—	77,705	—
Total	$1,411,306	$77,705	$—
Forward Foreign Currency Contracts	$—	$503	$—

Liabilities
Forward Foreign Currency Contracts	$—	$376	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

Market Sector Diversification

(as a % of net assets)
Telecommunication Services	14.1%
Financials	13.3%
Consumer Staples	12.0%
Information Technology	11.6%
Energy	11.5%
Health Care	10.4%
Industrials	10.2%
Consumer Discretionary	5.6%
Materials	3.2%
Utilities	1.2%
Other+	6.9%

+Includes	cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	57

PORTFOLIO HIGHLIGHTS

Ivy International Growth Fund	ALL DATA IS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Asset Allocation

Stocks	92.1%
Information Technology	16.2%
Health Care	15.1%
Consumer Discretionary	15.1%
Industrials	14.7%
Consumer Staples	10.5%
Energy	8.2%
Financials	6.8%
Materials	3.1%
Telecommunication Services	2.4%
Cash and Cash Equivalents	7.9%

Lipper Rankings

Category: Lipper International Large-Cap Growth Funds	Rank	Percentile
1 Year	18/213	9
3 Year	15/203	8
5 Year	52/159	33
10 Year	43/115	38

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.
Country Weightings

Europe	52.3%
United Kingdom	13.6%
France	13.0%
Germany	12.9%
Other Europe	12.8%
Pacific Basin	24.3%
Japan	9.1%
Australia	5.9%
Other Pacific Basin	9.3%
North America	13.2%
United States	12.2%
Other North America	1.0%
Other	1.5%
South America	0.8%
Cash and Cash Equivalents	7.9%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Apple Inc.	United States	Information Technology	Computer Hardware
Fresenius SE & Co. KGaA	Germany	Health Care	Health Care Services
Diageo plc	United Kingdom	Consumer Staples	Distillers & Vintners
Bayer AG	Germany	Health Care	Pharmaceuticals
Telstra Corporation Limited	Australia	Telecommunication Services	Integrated Telecommunication Services
InBev NV	United States	Consumer Staples	Brewers
GlaxoSmithKline plc	United Kingdom	Health Care	Pharmaceuticals
Vinci	France	Industrials	Construction & Engineering
Linde AG	Germany	Materials	Industrial Gases
Cognizant Technology Solutions Corporation, Class A	United States	Information Technology	IT Consulting & Other Services

See your advisor or www.ivyfunds.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

58	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy International Growth Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Argentina – 0.8%
Arcos Dorados Holdings, Inc.	117	$1,804

Australia – 5.9%
Coca-Cola Amatil Limited	222	3,128
David Jones Limited	969	2,522
Orica Limited	103	2,653
Telstra Corporation Limited	1,364	5,546

		13,849

Canada – 1.0%
Canadian Natural Resources Limited	75	2,323

China – 2.6%
Sands China Ltd.	352	1,314
SINA Corporation (A)	28	1,818
Tingyi Holding Corp.	1,018	3,065

		6,197

France – 13.0%
Cap Gemini S.A.	79	3,326
Compagnie Generale des Etablissements Michelin, Class B	39	3,094
Danone	37	2,265
European Aeronautic Defence and Space Company EADS N.V.	34	1,079
Eutelsat Communications	37	1,193
LVMH Moet Hennessy—Louis Vuitton	22	3,288
Pinault-Printemps-Redoute S.A.	15	2,236
Safran	128	4,613
Sanofi-Aventis	50	4,229
Vinci	116	4,953

		30,276

Germany – 10.9%
adidas AG	31	2,571
Bayer AG	74	6,358
Fresenius SE & Co. KGaA (A)	61	7,119
Fresenius SE & Co. KGaA (A)(B)	7	870
Linde AG	28	4,778
MTU Aero Engines Holding AG	49	3,926

		25,622

Hong Kong – 3.3%
Galaxy Entertainment Group Limited (A)(B)	1,120	3,755
Galaxy Entertainment Group Limited, ADR (A)	48	161
Yue Yuen Industrial (Holdings) Limited	1,169	3,934

		7,850

COMMON STOCKS (Continued)	Shares	Value
India – 3.4%
Housing Development Finance Corporation Limited (A)	40	$580
Housing Development Finance Corporation Limited (A)(B)	228	3,351
State Bank of India	98	4,162

		8,093

Israel – 1.5%
Teva Pharmaceutical Industries Limited, ADR	84	3,482

Italy – 1.8%
Saipem S.p.A.	89	4,279

Japan – 9.1%
Canon Inc.	57	1,813
JGC Corporation	130	4,339
KONAMI Corporation	77	1,750
Mitsubishi Corporation	180	3,269
Mitsubishi Electric Corporation	257	1,897
Mitsui & Co., Ltd.	121	1,704
Nexon Co., Ltd. (A)	19	261
NEXON Co., Ltd. (A)(B)	102	1,398
Nissin Kogyo Co., Ltd.	190	2,484
ORIX Corporation	25	2,510

		21,425

Luxembourg – 1.9%
Tenaris S.A.	222	4,538

Netherlands – 1.3%
ASML Holding N.V., Ordinary Shares	58	3,082

Norway – 1.8%
Seadrill Limited	110	4,303

Sweden – 2.6%
AB Volvo, Class B (A)	267	3,747
Telefonaktiebolaget LM Ericsson, B Shares	266	2,428

		6,175

Switzerland – 3.4%
Credit Suisse Group AG, Registered Shares	110	2,333
Novartis AG, Registered Shares	59	3,623
Swatch Group Ltd (The), Bearer Shares	5	2,035

		7,991

United Kingdom – 13.6%
ARM Holdings plc, ADR	63	1,776
AstraZeneca plc	97	4,631
British American Tobacco plc	74	3,807
Capita Group plc (The)	111	1,383
Diageo plc	250	7,033
Experian plc	230	3,827
GlaxoSmithKline plc	216	4,972
Petrofac Limited	42	1,089
Prudential plc	242	3,136

		31,654

COMMON STOCKS (Continued)	Shares	Value
United States – 12.2%
Apple Inc. (A)	17	$11,536
Cognizant Technology Solutions Corporation, Class A (A)	68	4,751
InBev NV	65	5,510
QUALCOMM Incorporated	62	3,863
Schlumberger Limited	40	2,929

		28,589

TOTAL COMMON STOCKS –90.1%		$211,532
(Cost: $192,286)

PREFERRED STOCKS – 2.0%
Germany – 2.0%
Volkswagen AG, 2.260% (A)	26	$4,699

(Cost: $4,809)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 5.5%
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited),
0.180%, 10–2–12 (C)	$3,000	3,000
Prudential Funding LLC,
0.100%, 10–1–12 (C)	2,824	2,824
River Fuel Company #2, Inc. (GTD by Bank of Nova Scotia), 0.160%, 12–7–12 (C)	4,000	3,999
Wal-Mart Stores, Inc.,
0.110%, 10–22–12 (C)	3,000	3,000

		12,823

Master Note – 0.2%
Toyota Motor Credit Corporation,
0.122%, 10–5–12 (D)	477	477

TOTAL SHORT-TERM SECURITIES – 5.7%		$13,300
(Cost: $13,300)

TOTAL INVESTMENT SECURITIES – 97.8%		$229,531
(Cost: $210,395)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.2%		5,115

NET ASSETS – 100.0%		$234,646

2012	SEMIANNUAL REPORT	59

SCHEDULE OF INVESTMENTS

Ivy International Growth Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the total value of these securities amounted to $9,374 or 4.0% of net assets.

(C)	Rate shown is the yield to maturity at September 30, 2012.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at September 30, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Citibank, N.A.	9,250	10-15-12	$43	$—
Sell	Japanese Yen	Goldman Sachs International	1,555,000	2-7-13	455	—

					$498	$—

The following total return swap agreements were outstanding at September 30, 2012:

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Depreciation
UBS AG, London	$1,812	Ping An Insurance (Group) Company of China, Ltd.	10-22-12	USD LIBOR + 0.700%	$(77)

#	The Fund pays the financing fee multiplied by the notional amount each quarter. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying security.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$30,390	$—	$—
Consumer Staples	24,809	—	—
Energy	19,461	—	—
Financials	16,071	—	—
Health Care	35,285	—	—
Industrials	34,737	—	—
Information Technology	37,802	—	—
Materials	7,431	—	—
Telecommunication Services	5,546	—	—
Total Common Stocks	$211,532	$—	$—
Preferred Stocks	4,699	—	—
Short-Term Securities	—	13,300	—
Total	$216,231	$13,300	$—
Forward Foreign Currency Contracts	$—	$498	$—

Liabilities
Forward Foreign Currency Contracts	$—	$—	$—
Swap Agreements	$—	$77	$—

60	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy International Growth Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

Market Sector Diversification
(as a % of net assets)
Information Technology	16.2%
Health Care	15.1%
Consumer Discretionary	15.1%
Industrials	14.7%

Consumer Staples	10.5%
Energy	8.2%
Financials	6.8%
Materials	3.1%
Telecommunication Services	2.4%
Other+	7.9%

+Includes	cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	61

PORTFOLIO HIGHLIGHTS

Ivy Large Cap Growth Fund	ALL DATA IS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Asset Allocation

Stocks	98.6%
Information Technology	36.8%
Consumer Discretionary	24.3%
Consumer Staples	7.7%
Energy	7.5%
Industrials	7.1%
Health Care	6.0%
Materials	4.2%
Telecommunication Services	3.2%
Financials	1.8%
Cash and Cash Equivalents	1.4%

Lipper Rankings

Category: Lipper Large-Cap Growth Funds	Rank	Percentile
1 Year	558/709	79
3 Year	426/648	66
5 Year	364/559	65
10 Year	100/373	27

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
Apple Inc.	Information Technology
Monsanto Company	Materials
Visa Inc., Class A	Information Technology
MasterCard Incorporated, Class A	Information Technology
CBS Corporation, Class B	Consumer Discretionary
National Oilwell Varco, Inc.	Energy
Schlumberger Limited	Energy
Amazon.com, Inc.	Consumer Discretionary
Google Inc., Class A	Information Technology
Starbucks Corporation	Consumer Discretionary

See your advisor or www.ivyfunds.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

62	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Large Cap Growth Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense – 2.9%
Boeing Company (The)	4	$278
Precision Castparts Corp.	242	39,545

		39,823

Apparel Retail – 0.8%
Limited Brands, Inc.	237	11,694

Apparel, Accessories & Luxury Goods – 1.8%
Under Armour, Inc., Class A (A)	453	25,285

Application Software – 1.6%
Intuit Inc.	389	22,922

Asset Management & Custody Banks – 1.8%
T. Rowe Price Group, Inc.	404	25,578

Automotive Retail – 1.9%
AutoZone, Inc. (A)	65	24,177
O’Reilly Automotive, Inc. (A)	31	2,575

		26,752

Biotechnology – 4.4%
Alexion Pharmaceuticals, Inc. (A)	228	26,072
Biogen Idec Inc. (A)	236	35,145

		61,217

Brewers – 1.5%
Anheuser–Busch InBev S.A., ADR (A)	242	20,764

Broadcasting – 3.9%
CBS Corporation, Class B	1,479	53,739

Cable & Satellite – 2.9%
Time Warner Cable Inc.	425	40,381

Casinos & Gaming – 3.8%
Las Vegas Sands, Inc.	654	30,307
Wynn Resorts, Limited	199	22,973

		53,280

Communications Equipment – 2.5%
QUALCOMM Incorporated	553	34,563

Computer Hardware – 11.7%
Apple Inc. (A)	242	161,745

Data Processing & Outsourced Services – 8.1%
MasterCard Incorporated, Class A	124	55,803
Visa Inc., Class A	427	57,351

		113,154

Distillers & Vintners – 0.7%
Beam Inc.	174	10,029

Environmental & Facilities Services – 0.5%
Stericycle, Inc. (A)	79	7,151

COMMON STOCKS (Continued)	Shares	Value
Fertilizers & Agricultural Chemicals – 4.2%
Monsanto Company	640	$58,207

Footwear – 0.1%
NIKE, Inc., Class B	14	1,348

Hotels, Resorts & Cruise Lines – 0.0%
Starwood Hotels & Resorts Worldwide, Inc.	3	151

Household Products – 0.9%
Colgate–Palmolive Company	120	12,856

Industrial Conglomerates – 0.0%
Danaher Corporation	3	143

Internet Retail – 3.7%
Amazon.com, Inc. (A)	201	51,017

Internet Software & Services – 5.7%
eBay Inc. (A)	585	28,305
Google Inc., Class A (A)	67	50,627

		78,932

IT Consulting & Other Services – 1.8%
Cognizant Technology Solutions Corporation, Class A (A)	357	24,989

Managed Health Care – 0.0%
UnitedHealth Group Incorporated	5	283

Motorcycle Manufacturers – 0.8%
Harley–Davidson, Inc.	263	11,156

Oil & Gas Equipment & Services – 7.5%
National Oilwell Varco, Inc.	660	52,832
Schlumberger Limited	712	51,485

		104,317

Packaged Foods & Meats – 1.0%
Mead Johnson Nutrition Company	186	13,640

Personal Products – 0.6%
Estee Lauder Companies, Inc. (The), Class A	128	7,906

Pharmaceuticals – 1.6%
Allergan, Inc.	239	21,915

Railroads – 3.7%
Kansas City Southern	266	20,188
Union Pacific Corporation	266	31,575

		51,763

COMMON STOCKS (Continued)	Shares	Value
Restaurants – 4.0%
McDonald’s Corporation	108	$9,891
Starbucks Corporation	856	43,431
YUM! Brands, Inc.	21	1,406

		54,728

Retail Stores – 0.6%
Dollar General Corporation (A)	173	8,896

Semiconductor Equipment – 0.9%
ASML Holding N.V., NY Registry Shares	235	12,626

Semiconductors – 2.6%
Altera Corporation	609	20,679
Broadcom Corporation, Class A	199	6,868
Microchip Technology Incorporated	260	8,506

		36,053

Systems Software – 1.9%
Oracle Corporation	304	9,582
VMware, Inc., Class A (A)	172	16,659

		26,241

Tobacco – 3.0%
Philip Morris International Inc.	472	42,478

Wireless Telecommunication Service – 3.2%
American Tower Corporation, Class A (A)	319	22,780
Crown Castle International Corp. (A)	338	21,679

		44,459

TOTAL COMMON STOCKS – 98.6%		$1,372,181
(Cost: $1,011,879)

SHORT–TERM SECURITIES	Principal
Master Note – 0.4%
Toyota Motor Credit Corporation,
0.122%, 10–5–12 (B)	$5,622	5,622

2012	SEMIANNUAL REPORT	63

SCHEDULE OF INVESTMENTS

Ivy Large Cap Growth Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

SHORT–TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations–Taxable – 0.1%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation),
0.190%, 10–1–12 (B)	$1,200	$1,200

TOTAL SHORT–TERM SECURITIES – 0.5%		$6,822
(Cost: $6,822)

TOTAL INVESTMENT SECURITIES – 99.1%		$1,379,003
(Cost: $1,018,701)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		12,825

NET ASSETS – 100.0%		$1,391,828

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,372,181	$—	$—
Short–Term Securities	—	6,822	—
Total	$1,372,181	$6,822	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

64	SEMIANNUAL REPORT	2012

PORTFOLIO HIGHLIGHTS

Ivy Limited-Term Bond Fund ALL DATA IS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Asset Allocation

Bonds	96.1%
Corporate Debt Securities	62.9%
United States Government and Government Agency Obligations	32.1%
Municipal Bonds – Taxable	1.1%
Cash and Cash Equivalents	3.9%

Lipper Rankings

Category: Lipper Short-Intermediate Investment Grade Debt Funds	Rank	Percentile
1 Year	107/140	76
3 Year	109/125	87
5 Year	63/117	54
10 Year	54/86	63

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	90.0%
AAA	0.4%
AA	38.2%
A	28.4%
BBB	23.0%
Non-Investment Grade	6.1%
BB	6.1%
Cash and Cash Equivalents	3.9%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

2012	SEMIANNUAL REPORT	65

SCHEDULE OF INVESTMENTS

Ivy Limited-Term Bond Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Aerospace & Defense – 0.9%
Bombardier Inc., 7.500%, 3–15–18 (A)	$12,875	$14,581

Apparel Retail – 1.0%
Limited Brands, Inc., 8.500%, 6–15–19	13,000	15,665

Apparel, Accessories & Luxury Goods – 1.2%
LVMH Moet Hennessy–Louis Vuitton, 1.625%, 6–29–17 (A)	15,000	15,131
V.F. Corporation, 1.184%, 8–23–13 (B)	4,000	4,026

		19,157

Automobile Manufacturers – 2.0%
Nissan Motor Acceptance Corporation, 1.950%, 9–12–17 (A)	15,000	15,136
Volkswagen International Finance N.V.: 1.625%, 3–22–15 (A)	10,606	10,781
2.375%, 3–22–17 (A)	5,500	5,713

		31,630

Banking – 0.3%
Commonwealth Bank of Australia New York, 1.950%, 3–16–15	5,000	5,110

Biotechnology – 1.0%
Amgen Inc., 2.125%, 5–15–17	15,500	16,010

Brewers – 1.8%
Anheuser-Busch InBev Worldwide Inc., 1.375%, 7–15–17	16,692	16,901
SABMiller Holdings Inc., 2.450%, 1–15–17 (A)	12,000	12,554

		29,455

Broadcasting – 0.8%
NBC Universal, Inc., 3.650%, 4–30–15	12,375	13,237

Cable & Satellite – 1.7%
Comcast Corporation, 4.950%, 6–15–16	3,500	3,974
DIRECTV Holdings LLC, 2.400%, 3–15–17	6,000	6,162
Time Warner Cable Inc., 6.750%, 7–1–18	13,664	17,188

		27,324

Coal & Consumable Fuels – 1.1%
Joy Global Inc., 6.000%, 11–15–16	14,900	17,175

Computer & Electronics Retail – 0.7%
Best Buy Co., Inc., 7.000%, 7–15–13	11,030	11,357

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Finance – 3.7%
American Express Company, 7.250%, 5–20–14	$4,000	$4,415
American Express Credit Corporation, 2.750%, 9–15–15	11,000	11,588
American Honda Finance Corp., 1.500%, 9–11–17 (A)	6,000	6,027
Capital One Financial Corporation: 7.375%, 5–23–14	2,000	2,201
2.125%, 7–15–14	6,500	6,633
Ford Motor Credit Company LLC,
3.875%, 1–15–15	14,000	14,631
Penske Truck Leasing Co., LP and PTL Finance Corp.,
3.750%, 5–11–17 (A)	7,000	7,183
USAA Capital Corporation,
1.050%, 9–30–14 (A)	4,000	4,026

		56,704

Data Processing & Outsourced Services – 1.9%
Fidelity National Financial, Inc., 6.600%, 5–15–17	12,215	13,674
Western Union Company (The), 6.500%, 2–26–14	15,800	17,076

		30,750

Distillers & Vintners – 1.0%
Diageo Capital plc, 5.750%, 10–23–17	13,500	16,484

Diversified Banks – 3.1%
Bank of New York Mellon Corporation (The), 1.500%, 1–31–14	10,475	10,617
Barclays Bank plc:
2.500%, 1–23–13	5,000	5,031
2.375%, 1–13–14	4,000	4,065
HSBC Bank plc, 3.100%, 5–24–16 (A)	6,000	6,324
U.S. Bancorp, 2.200%, 11–15–16	10,000	10,499
Wells Fargo & Company, 3.676%, 6–15–16 (B)	11,000	11,975

		48,511

Diversified Chemicals – 1.7%
Dow Chemical Company (The), 5.900%, 2–15–15	14,025	15,626
E.I. du Pont de Nemours and Company, 2.750%, 4–1–16	11,500	12,260

		27,886

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Metals & Mining – 2.3%
BHP Billiton Finance (USA) Limited, 7.250%, 3–1–16	$6,000	$7,210
BHP Billiton plc and BHP Billiton Limited, 5.250%, 12–15–15	8,023	9,133
Rio Tinto Finance (USA) Limited:
8.950%, 5–1–14	5,000	5,633
2.250%, 9–20–16	12,500	12,958

		34,934

Drug Retail – 1.5%
CVS Caremark Corporation, 3.250%, 5–18–15	10,225	10,872
Walgreen Co.:
4.875%, 8–1–13	6,000	6,212
1.800%, 9–15–17	6,500	6,575

		23,659

Electric Utilities – 0.8%
Great Plains Energy Incorporated, 2.750%, 8–15–13	12,605	12,780

Electronic Manufacturing Services – 0.8%
Jabil Circuit, Inc., 7.750%, 7–15–16	11,290	13,068

Environmental & Facilities Services – 2.1%
Republic Services, Inc., 3.800%, 5–15–18	11,190	12,445
Waste Management, Inc.:
6.375%, 3–11–15	1,505	1,693
2.600%, 9–1–16	5,000	5,250
6.100%, 3–15–18	11,275	13,550

		32,938

Forest Products – 1.0%
Georgia-Pacific, LLC, 8.250%, 5–1–16 (A)	14,750	15,873

Health Care Equipment – 0.8%
Stryker Corporation, 2.000%, 9–30–16	11,575	12,070

Health Care Services – 1.8%
Medco Health Solutions, Inc., 2.750%, 9–15–15	15,000	15,691
Quest Diagnostics Incorporated, 3.200%, 4–1–16	14,000	14,838

		30,529

Health Care Supplies – 0.3%
DENTSPLY International Inc., 2.750%, 8–15–16	4,000	4,125

66	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Limited-Term Bond Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Independent Finance – 0.9%
John Deere Capital Corporation, 1.200%, 10–10–17	$15,000	$15,075

Industrial Conglomerates – 0.8%
General Electric Capital Corporation, 2.950%, 5–9–16	12,000	12,691

Integrated Oil & Gas – 0.9%
Chevron Corporation, 3.950%, 3–3–14	5,000	5,249
Petro-Canada, 4.000%, 7–15–13	9,500	9,746

		14,995

Integrated Telecommunication Services – 1.7%
AT&T Inc., 2.400%, 8–15–16	5,500	5,818
Deutsche Telekom International Finance B.V., 4.875%, 7–8–14	4,000	4,257
Verizon Communications Inc., 3.000%, 4–1–16	16,000	17,235

		27,310

Internet Software & Services – 0.4%
British Telecommunications plc, 5.150%, 1–15–13	1,000	1,013
eBay Inc., 1.350%, 7–15–17	5,000	5,061

		6,074

Investment Banking & Brokerage – 1.4%
Goldman Sachs Group, Inc. (The):
3.700%, 8–1–15	7,000	7,383
3.625%, 2–7–16	3,000	3,165
Morgan Stanley,
4.100%, 1–26–15	12,000	12,427

		22,975

Leisure Products – 0.2%
Mattel, Inc., 2.500%, 11–1–16	2,500	2,613

Life & Health Insurance – 1.1%
Metropolitan Life Global Funding I:
1.700%, 6–29–15 (A)	8,480	8,650
2.500%, 9–29–15 (A)	8,000	8,326

		16,976

Movies & Entertainment – 0.6%
Viacom Inc., 4.375%, 9–15–14	9,495	10,155

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Multi-Utilities – 0.9%
Dominion Resources, Inc., Ser A, 1.400%, 9–15–17	$14,850	$14,895

Office Electronics – 1.0%
Xerox Corporation, 6.350%, 5–15–18	14,000	16,441

Oil & Gas Equipment & Services – 0.7%
Schlumberger Investment S.A., 1.250%, 8–1–17 (A)	5,000	4,995
Schlumberger Norge A.S. (GTD by Schlumberger Limited), 1.950%, 9–14–16 (A)	3,000	3,100
Schlumberger S.A. (GTD by Schlumberger Limited), 1.950%, 9–14–16 (A)	3,000	3,100

		11,195

Oil & Gas Exploration & Production – 1.9%
ConocoPhillips, 4.600%, 1–15–15	5,500	6,004
EOG Resources, Inc., 2.500%, 2–1–16	6,000	6,323
Petrohawk Energy Corporation, 7.250%, 8–15–18	16,000	18,182

		30,509

Oil & Gas Storage & Transportation – 1.0%
DCP Midstream Operating, LP, 3.250%, 10–1–15	5,500	5,649
DCP Midstream, LLC, 9.700%, 12–1–13 (A)	4,500	4,874
Maritimes & Northeast Pipeline, L.L.C., 7.500%, 5–31–14 (A)	5,270	5,605

		16,128

Other Diversified Financial Services – 3.0%
Bank of America Corporation:
6.500%, 8–1–16	5,000	5,784
5.650%, 5–1–18	6,000	6,842
ING Bank NV, 2.375%, 6–9–14 (A)	12,500	12,568
JPMorgan Chase & Co.:
4.650%, 6–1–14	5,000	5,300
3.700%, 1–20–15	6,850	7,255
3.150%, 7–5–16	10,000	10,579

		48,328

Packaged Foods & Meats – 1.0%
H.J. Heinz Company, 2.000%, 9–12–16	3,000	3,115
Kraft Foods Inc., 4.125%, 2–9–16	12,000	13,179

		16,294

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Pharmaceuticals – 1.5%
Eli Lilly and Company, 4.200%, 3–6–14	$5,775	$6,085
GlaxoSmithKline Capital Inc., 5.650%, 5–15–18	6,500	8,004
Merck & Co., Inc.:
4.000%, 6–30–15	2,000	2,190
1.100%, 1–31–18	4,925	4,938
Novartis Capital Corporation, 4.125%, 2–10–14	2,000	2,100

		23,317

Property & Casualty Insurance – 0.4%
Berkshire Hathaway Inc.:
2.200%, 8–15–16	2,650	2,785
1.900%, 1–31–17	4,000	4,143

		6,928

Regional Banks – 0.8%
PNC Funding Corp, 4.250%, 9–21–15	11,775	12,906

Restaurants – 1.1%
YUM! Brands, Inc.:
4.250%, 9–15–15	7,425	8,055
6.250%, 3–15–18	7,500	9,096

		17,151

Retail Stores – 0.6%
Dollar General Corporation, 4.125%, 7–15–17	8,500	8,883

Semiconductors – 0.6%
Broadcom Corporation, 2.700%, 11–1–18	9,000	9,648

Soft Drinks – 1.1%
Coca-Cola Enterprises Inc., 4.250%, 3–1–15	3,000	3,257
PepsiCo, Inc.:
0.800%, 8–25–14	5,650	5,683
0.700%, 8–13–15	8,000	8,028

		16,968

Specialty Chemicals – 0.7%
Lubrizol Corporation (The), 5.500%, 10–1–14	10,566	11,578

Systems Software – 1.1%
CA, Inc., 6.125%, 12–1–14	15,267	16,757

Wireless Telecommunication Service – 2.2%
America Movil, S.A.B. de C.V.:
3.625%, 3–30–15	13,478	14,344
2.375%, 9–8–16	4,000	4,163

2012	SEMIANNUAL REPORT	67

SCHEDULE OF INVESTMENTS

Ivy Limited-Term Bond Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Wireless Telecommunication Service (Continued)
American Tower Corporation:
4.625%, 4–1–15	$5,280	$5,688
5.900%, 11–1–21	9,500	11,273

		35,468

TOTAL CORPORATE DEBT SECURITIES – 62.9%		$1,003,270
(Cost: $967,947)

MUNICIPAL BONDS – TAXABLE

Hawaii – 0.3%
Cnty of Kauai, Taxable GO Bonds, Ser 2010A:
1.955%, 8–1–13	515	523
2.498%, 8–1–14	1,240	1,293
3.335%, 8–1–16	3,100	3,406

		5,222

Nebraska – 0.4%
NE Pub Power Dist, General Rev Bonds, Ser 2008A, 5.140%, 1–1–14	6,150	6,475

Rhode Island – 0.4%
Providence Hlth & Svc Oblig Group, Direct Oblig Notes, Ser 2009A, 5.050%, 10–1–14	5,185	5,621

TOTAL MUNICIPAL BONDS – TAXABLE – 1.1%		$17,318
(Cost: $16,249)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations – 3.7%
Federal Home Loan Bank:
2.375%, 3–14–14	7,000	7,217
3.500%, 3–22–16	11,000	11,163
Federal National Mortgage Association:
2.000%, 12–30–15	10,000	10,496
3.000%, 11–14–18	15,000	15,428
2.700%, 3–28–22	15,000	15,195

		59,499

Mortgage-Backed Obligations – 11.2%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
4.000%, 2–15–23	1,936	1,976
5.000%, 9–15–34	1,984	2,075

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
Federal Home Loan Mortgage Corporation Agency REMIC/CMO, 2.500%, 12–15–41	$16,155	$16,619
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.500%, 4–1–20	1,624	1,776
4.500%, 10–1–20	1,565	1,681
4.500%, 6–15–27	3,146	3,251
4.500%, 5–15–32	6,822	7,136
6.000%, 11–1–36	679	748
Federal National Mortgage Association Agency REMIC/CMO:
4.780%, 1–25–17	2,227	2,368
5.000%, 11–25–17	4,068	4,347
5.500%, 12–25–17	4,656	5,048
5.000%, 12–15–34	3,014	3,220
4.500%, 3–25–37	2,871	2,966
5.500%, 4–25–37	3,550	3,889
4.000%, 3–25–39	1,881	1,956
2.000%, 4–25–39	14,934	15,090
4.000%, 5–25–39	6,401	6,872
3.000%, 11–25–39	6,976	7,216
4.500%, 6–25–40	5,956	6,385
2.500%, 9–20–40	12,886	13,418
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 9–1–17	4,848	5,232
5.000%, 5–1–19	2,156	2,352
4.500%, 9–1–19	3,947	4,260
5.500%, 10–1–21	6,669	7,292
5.500%, 2–1–22	3,742	4,091
6.000%, 6–1–22	2,442	2,689
5.000%, 10–1–24	4,667	5,071
5.000%, 4–1–25	4,027	4,376
3.500%, 8–1–26	12,972	14,033
5.000%, 6–25–32	539	548
6.000%, 7–1–38	1,716	1,897
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 4–16–39	2,216	2,438
2.000%, 3–16–42	16,226	16,527

		178,843

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 14.9%		$238,342
(Cost: $233,671)

UNITED STATES GOVERNMENT OBLIGATIONS	Principal	Value
Treasury Obligations – 17.2%
United States Treasury Notes:
2.375%, 8–31–14	$10,000	$10,407
2.375%, 2–28–15	10,000	10,504
2.500%, 4–30–15	35,000	36,991
2.125%, 5–31–15	25,000	26,209
1.750%, 5–31–16	26,000	27,263
1.500%, 7–31–16	30,000	31,209
1.500%, 8–31–18	65,000	67,565
2.000%, 11–15–21	30,000	31,329
1.750%, 5–15–22	32,000	32,462

		273,939

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 17.2%		$273,939
(Cost: $266,876)

SHORT-TERM SECURITIES

Commercial Paper – 3.5%
Danaher Corporation, 0.160%, 10–4–12 (C)	3,000	3,000
E.I. du Pont de Nemours and Company, 0.140%, 11–15–12 (C)	10,000	9,998
Novartis Finance Corp., 0.110%, 10–2–12 (C)	5,000	5,000
Praxair, Inc., 0.080%, 10–11–12 (C)	10,000	9,999
River Fuel Funding Company #3, Inc. (GTD by Bank of Nova Scotia), 0.180%, 10–31–12 (C)	1,900	1,900
Total Capital Canada Ltd. (GTD by Total S.A.), 0.140%, 11–6–12 (C)	10,000	9,999
Wal–Mart Stores, Inc., 0.090%, 10–12–12 (C)	5,000	5,000
Walt Disney Company (The), 0.120%, 11–8–12 (C)	8,000	7,999
Wisconsin Electric Power Co., 0.200%, 10–1–12 (C)	3,267	3,267

		56,162

Master Note – 0.3%
Toyota Motor Credit Corporation, 0.122%, 10–5–12 (D)	4,001	4,001

68	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Limited-Term Bond Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value

Municipal Obligations–Taxable – 0.1%
NY Hsng Fin Agy, Related West 30th Street Hsng Rev Bonds, Ser 2012 A–1 (GTD by Wells Fargo Bank, N.A.),
0.180%, 10–3–12 (D)	$1,843	$1,843

TOTAL SHORT–TERM SECURITIES – 3.9%		$62,006
(Cost: $62,006)

TOTAL INVESTMENT SECURITIES – 100.0%		$1,594,875
(Cost: $1,546,749)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		209

NET ASSETS – 100.0%		$1,595,084

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the total value of these securities amounted to $164,547 or 10.3% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012.

(C)	Rate shown is the yield to maturity at September 30, 2012.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$1,003,270	$—
Municipal Bonds	—	17,318	—
United States Government Agency Obligations	—	238,342	—
United States Government Obligations	—	273,939	—
Short-Term Securities	—	62,006	—
Total	$—	$1,594,875	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	69

PORTFOLIO HIGHLIGHTS

Ivy Managed Funds	ALL DATA IS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Ivy Managed European/Pacific Fund

Ivy Pacific Opportunities Fund, Class I	80.5%
Ivy European Opportunities Fund, Class I	19.1%
Cash and Cash Equivalents	0.4%

Ivy Managed International Opportunities Fund

Ivy Pacific Opportunities Fund, Class I	41.0%
Ivy International Growth Fund, Class I	19.7%
Ivy International Core Equity Fund, Class I	19.6%
Ivy Global Income Allocation Fund, Class I	9.8%
Ivy European Opportunities Fund, Class I	9.8%
Cash and Cash Equivalents	0.1%

70	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Managed Funds (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

Ivy Managed European/Pacific Fund

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy European Opportunities Fund, Class I	657	$15,295
Ivy Pacific Opportunities Fund, Class I	4,643	64,397

TOTAL AFFILIATED MUTUAL FUNDS – 99.6%		$79,692
(Cost: $68,998)

SHORT-TERM SECURITIES – 0.4%	Principal
Master Note
Toyota Motor Credit Corporation, 0.122%, 10–5–12 (A)	$301	$301

(Cost: $301)

TOTAL INVESTMENT SECURITIES – 100.0%		$79,993
(Cost: $69,299)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		18

NET ASSETS – 100.0%		$80,011

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$79,692	$—	$—
Short-Term Securities	—	301	—
Total	$79,692	$301	$—

Ivy Managed International Opportunities Fund

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy European Opportunities Fund, Class I	797	$18,553
Ivy Global Income Allocation Fund, Class I	1,304	18,716
Ivy International Core Equity Fund, Class I	2,489	37,206
Ivy International Growth Fund, Class I (B)	1,102	37,457
Ivy Pacific Opportunities Fund, Class I	5,632	78,119

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$190,051
(Cost: $171,807)

SHORT-TERM SECURITIES – 0.1%	Principal
Master Note
Toyota Motor Credit Corporation, 0.122%, 10–5–12 (A)	$188	$188

(Cost: $188)

TOTAL INVESTMENT SECURITIES – 100.0%		$190,239
(Cost: $171,995)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		36

NET ASSETS – 100.0%		$190,275

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

(B)	No dividends were paid during the preceding 12 months.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$190,051	$—	$—
Short-Term Securities	—	188	—
Total	$190,051	$188	$—

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	71

PORTFOLIO HIGHLIGHTS

Ivy Micro Cap Growth Fund	ALL DATA IS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Asset Allocation

Stocks	95.0%
Information Technology	29.5%
Health Care	20.3%
Consumer Discretionary	17.2%
Industrials	15.2%
Energy	4.4%
Financials	3.6%
Consumer Staples	2.2%
Materials	1.9%
Telecommunication Services	0.7%
Cash and Cash Equivalents	5.0%

Lipper Rankings

Category: Lipper Small-Cap Growth Funds	Rank	Percentile
1 Year	17/537	4
3 Year	241/482	50

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
Spectranetics Corporation (The)	Health Care
SPS Commerce, Inc.	Information Technology
DXP Enterprises, Inc.	Industrials
Procera Networks, Inc.	Information Technology
Quidel Corporation	Health Care
On Assignment, Inc.	Industrials
Kenexa Corporation	Information Technology
InnerWorkings, Inc.	Industrials
Pacira Pharmaceuticals, Inc.	Health Care
Movado Group, Inc.	Consumer Discretionary

See your advisor or www.ivyfunds.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

72	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Micro Cap Growth Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Advertising – 0.3%
Acquity Group Ltd, ADR (A)	26	$258

Aerospace & Defense – 0.5%
KEYW Holding Corporation (A)	32	396

Air Freight & Logistics – 0.6%
Pacer International, Inc. (A)	121	481

Alternative Carriers – 0.7%
inContact, Inc. (A)	89	583

Apparel Retail – 1.3%
Francesca’s Holdings Corporation (A)	30	935
Tilly’s, Class A (A)	5	95

		1,030

Apparel, Accessories & Luxury Goods – 1.6%
Movado Group, Inc.	39	1,298

Application Software – 5.2%
Callidus Software Inc. (A)	174	855
Ellie Mae, Inc. (A)	13	365
Exa Corporation (A)	33	362
Kenexa Corporation (A)	31	1,413
NetQin Mobile Inc., ADR (A)	47	378
Tangoe, Inc. (A)	52	681

		4,054

Asset Management & Custody Banks – 0.7%
Internet Capital Group, Inc. (A)	55	555

Auto Parts & Equipment – 0.9%
Amerigon Incorporated (A)	56	699

Automotive Retail – 0.8%
America’s Car-Mart, Inc. (A)	14	623

Biotechnology – 4.3%
Achillion Pharmaceuticals, Inc. (A)	112	1,169
Clovis Oncology, Inc. (A)	47	957
NewLink Genetics Corporation (A)	40	641
Synergy Pharmaceuticals Inc. (A)	131	624

		3,391

Building Products – 0.8%
Builders FirstSource, Inc. (A)	128	665

Casinos & Gaming – 1.3%
Multimedia Games Holding Company, Inc. (A)	67	1,060

Commercial Printing – 1.8%
InnerWorkings, Inc. (A)	107	1,394

COMMON STOCKS (Continued)	Shares	Value
Communications Equipment – 3.2%
Ixia (A)	59	$953
Procera Networks, Inc. (A)	67	1,563

		2,516

Computer Storage & Peripherals – 0.6%
Datalink Corporation (A)	60	497

Construction & Farm Machinery & Heavy Trucks – 2.1%
Commercial Vehicle Group, Inc. (A)	45	330
The Greenbrier Companies, Inc. (A)	36	573
Wabash National Corporation (A)	101	722

		1,625

Consumer Finance – 1.9%
NetSpend Holdings, Inc. (A)	67	662
Regional Management Corp. (A)	46	793

		1,455

Data Processing & Outsourced Services – 0.9%
Global Cash Access, Inc. (A)	92	740

Electronic Equipment & Instruments – 1.2%
FARO Technologies, Inc. (A)	23	950

Electronic Manufacturing Services – 0.5%
Fabrinet (A)	31	355

Food Distributors – 0.8%
Chefs’ Warehouse Holdings, LLC (The) (A)	36	595

Food Retail – 1.0%
Natural Grocers by Vitamin Cottage, Inc. (A)	37	818

General Merchandise Stores – 1.1%
Gordmans Stores, Inc. (A)	49	897

Health Care Equipment – 1.9%
ABIOMED, Inc. (A)	45	948
Rockwell Medical, Inc. (A)	65	533

		1,481

Health Care Supplies – 6.1%
Quidel Corporation (A)	81	1,531
Spectranetics Corporation (The) (A)	156	2,294
STAAR Surgical Company (A)	78	590
Synergetics USA, Inc. (A)	93	460

		4,875

Health Care Technology – 3.0%
Greenway Medical Technologies, Inc. (A)	25	424

COMMON STOCKS (Continued)	Shares	Value
Health Care Technology (Continued)
HealthStream, Inc. (A)	41	$1,161
Vocera Communications, Inc. (A)	25	773

		2,358

Homebuilding – 1.3%
M/I Homes, Inc. (A)	51	992

Homefurnishing Retail – 0.6%
Kirkland’s, Inc. (A)	46	461

Human Resource & Employment Services – 2.8%
On Assignment, Inc. (A)	75	1,503
WageWorks, Inc. (A)	40	700

		2,203

Internet Software & Services – 9.6%
Bazaarvoice, Inc. (A)	34	521
Boingo Wireless, Inc. (A)	54	425
Brightcove Inc. (A)	43	505
Envestnet, Inc. (A)	53	625
Liquidity Services, Inc. (A)	15	763
Millennial Media Inc. (A)	27	390
Responsys, Inc. (A)	27	277
SciQuest, Inc. (A)	41	743
SPS Commerce, Inc. (A)	47	1,796
Trulia, Inc. (A)	13	283
Vocus, Inc. (A)	33	664
Web.com Group, Inc. (A)	37	662

		7,654

IT Consulting & Other Services – 1.8%
InterXion Holding N.V. (A)	36	827
Virtusa Corporation (A)	32	563

		1,390

Leisure Facilities – 0.7%
Town Sports International Holdings, Inc. (A)	45	558

Leisure Products – 1.9%
Arctic Cat Inc. (A)	24	995
Black Diamond, Inc. (A)	53	463

		1,458

Managed Health Care – 0.8%
Molina Healthcare, Inc. (A)	25	621

Movies & Entertainment – 1.2%
Rentrak Corporation (A)	54	911

Oil & Gas Drilling – 0.9%
Pioneer Drilling Company (A)	87	681

Oil & Gas Equipment & Services – 1.7%
Basic Energy Services, Inc. (A)	51	568
RigNet, Inc. (A)	44	806

		1,374

2012	SEMIANNUAL REPORT	73

SCHEDULE OF INVESTMENTS

Ivy Micro Cap Growth Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Exploration & Production – 1.8%
Callon Petroleum Company (A)	157	$968
Triangle Petroleum Corporation (A)	66	473

		1,441

Packaged Foods & Meats – 0.4%
Inventure Foods, Inc. (A)	53	303

Pharmaceuticals – 4.2%
NuPathe Inc. (A)	60	212
Obagi Medical Products, Inc. (A)	78	965
Omeros Corporation (A)	76	713
Pacira Pharmaceuticals, Inc. (A)	80	1,389

		3,279

Research & Consulting Services – 0.6%
Mistras Group, Inc. (A)	22	508

Restaurants – 4.2%
Bravo Brio Restaurant Group, Inc. (A)	26	383
Caribou Coffee Company, Inc. (A)	45	618
Chuy’s Holdings, Inc. (A)	37	899
Fiesta Restaurant Group, Inc. (A)	43	676
Red Robin Gourmet Burgers, Inc. (A)	21	694

		3,270

Semiconductor Equipment – 1.2%
CVD Equipment Corporation (A)	42	404

COMMON STOCKS (Continued)	Shares	Value
Semiconductor Equipment (Continued)
Nanometrics Incorporated (A)	39	$544

		948

Semiconductors – 1.9%
BCD Semiconductor Manufacturing Limited, ADR (A)	50	179
ChipMOS TECHNOLOGIES (Bermuda) LTD. (A)	27	423
MagnaChip Semiconductor Corporation (A)	35	413
RDA Microelectronics, Inc., ADR	46	492

		1,507

Specialty Chemicals – 1.1%
ADA-ES, Inc. (A)	37	864

Steel – 0.8%
Universal Stainless & Alloy Products, Inc. (A)	16	598

Systems Software – 3.4%
Allot Communications Ltd. (A)	34	902
Imperva, Inc. (A)	16	584
Infolox Inc. (A)	34	795
Proofpoint, Inc. (A)	25	374

		2,655

Trading Companies & Distributors – 2.2%
DXP Enterprises, Inc. (A)	37	1,748

Trucking – 3.8%
Celadon Group, Inc.	72	1,151
Marten Transport, Ltd.	43	747

COMMON STOCKS (Continued)	Shares	Value
Trucking (Continued)
Roadrunner Transportation Systems, Inc. (A)	42	$673
Vitran Corporation Inc., Class A (A)	57	341

		2,912

TOTAL COMMON STOCKS – 94.0%		$73,985
(Cost: $56,993)

INVESTMENT FUNDS – 1.0%
Registered Investment Companies – 1.0%
iShares Russell 2000 Growth Index Fund	8	$803

(Cost: $791)

SHORT-TERM SECURITIES	Principal
Master Note – 3.9%
Toyota Motor Credit Corporation, 0.122%, 10–5–12 (B)	$3,060	3,060

TOTAL SHORT-TERM SECURITIES – 3.9%		$3,060
(Cost: $3,060)

TOTAL INVESTMENT SECURITIES – 98.9%		$77,848
(Cost: $60,844)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		836

NET ASSETS – 100.0%		$78,684

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$73,985	$—	$—
Investment Funds	803	—	—
Short-Term Securities	—	3,060	—
Total	$74,788	$3,060	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

See Accompanying Notes to Financial Statements.

74	SEMIANNUAL REPORT	2012

PORTFOLIO HIGHLIGHTS

Ivy Mid Cap Growth Fund	ALL DATA IS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Asset Allocation

Stocks	95.4%
Information Technology	23.6%
Consumer Discretionary	19.7%
Industrials	15.0%
Health Care	11.6%
Financials	10.7%
Energy	6.6%
Consumer Staples	5.3%
Materials	2.9%
Cash and Cash Equivalents	4.6%

Lipper Rankings

Category: Lipper Mid-Cap Growth Funds	Rank	Percentile
1 Year	191/395	49
3 Year	114/357	32
5 Year	19/322	6
10 Year	31/217	15

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
Pall Corporation	Industrials
CarMax, Inc.	Consumer Discretionary
Varian Medical Systems, Inc.	Health Care
Fortune Brands Home & Security, Inc.	Industrials
Northern Trust Corporation	Financials
Microchip Technology Incorporated	Information Technology
Vantiv, Inc., Class A	Information Technology
Signature Bank	Financials
Fastenal Company	Industrials
Under Armour, Inc., Class A	Consumer Discretionary

See your advisor or www.ivyfunds.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

2012	SEMIANNUAL REPORT	75

SCHEDULE OF INVESTMENTS

Ivy Mid Cap Growth Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Air Freight & Logistics – 1.4%
Expeditors International of Washington, Inc.	978	$35,562

Apparel, Accessories & Luxury Goods – 3.8%
Burberry Group plc (A)	1,377	22,252
Michael Kors Holdings Limited (B)	496	26,390
Under Armour, Inc., Class A (B),(C)	940	52,504

		101,146

Application Software – 3.5%
ANSYS, Inc. (B)	541	39,692
Solera Holdings, Inc.	847	37,154
Ultimate Software Group, Inc. (The) (B)	144	14,701

		91,547

Asset Management & Custody Banks – 2.8%
Northern Trust Corporation	1,255	58,238
Oaktree Capital Group, LLC	356	14,614

		72,852

Automotive Retail – 2.7%
CarMax, Inc. (B)	2,472	69,953

Brewers – 1.0%
Boston Beer Company, Inc. (The), Class A (B)	238	26,666

Broadcasting – 0.6%
Discovery Holding Company, Class A (B)	279	16,636

Building Products – 2.3%
Fortune Brands Home & Security, Inc. (B)(C)	2,243	60,575

Communications Equipment – 3.8%
Aruba Networks, Inc. (B)	1,806	40,619
F5 Networks, Inc. (B)	329	34,474
Riverbed Technology, Inc. (B)	927	21,572
Ubiquiti Networks, Inc. (B)	188	2,243

		98,908

Construction Materials – 1.9%
Martin Marietta Materials, Inc. (C)	578	47,895

Consumer Electronics – 2.5%
Harman International Industries, Incorporated	1,079	49,783
Skullcandy, Inc. (B)	1,198	16,468

		66,251

Data Processing & Outsourced Services – 4.1%
Fiserv, Inc. (B)	695	51,425
Vantiv, Inc., Class A (B)	2,543	54,793

		106,218

COMMON STOCKS (Continued)	Shares	Value
Department Stores – 1.5%
Nordstrom, Inc.	691	$38,107

Distillers & Vintners – 0.9%
Brown-Forman Corporation, Class B	355	23,150

Distributors – 1.6%
LKQ Corporation (B)	2,189	40,498

Electrical Components & Equipment – 3.5%
Acuity Brands, Inc.	300	19,015
Polypore International, Inc. (B)	1,310	46,321
Roper Industries, Inc.	224	24,588

		89,924

Electronic Manufacturing Services – 1.9%
Trimble Navigation Limited (B)	1,030	49,071

Environmental & Facilities Services – 1.1%
Stericycle, Inc. (B)	322	29,156

Fertilizers & Agricultural Chemicals – 0.5%
Scotts Miracle-Gro Company (The)	302	13,119

Food Retail – 1.1%
Whole Foods Market, Inc.	310	30,188

Health Care Distributors – 1.9%
Henry Schein, Inc. (B)	619	49,068

Health Care Equipment – 7.1%
IDEXX Laboratories, Inc. (B)	238	23,690
Intuitive Surgical, Inc. (B)	51	25,376
St. Jude Medical, Inc.	769	32,404
Varian Medical Systems, Inc. (B)	1,124	67,803
Zimmer Holdings, Inc.	524	35,409

		184,682

Homefurnishing Retail – 0.3%
Williams-Sonoma, Inc.	150	6,578

Hotels, Resorts & Cruise Lines – 1.8%
Wyndham Worldwide Corporation	902	47,326

Household Products – 1.1%
Church & Dwight Co., Inc.	538	29,066

Industrial Gases – 0.5%
Airgas, Inc.	162	13,330

Industrial Machinery – 4.7%
IDEX Corporation	1,171	48,893
Pall Corporation	1,132	71,869

		120,762

COMMON STOCKS (Continued)	Shares	Value
Internet Software & Services – 1.2%
DealerTrack Holdings, Inc. (B)	653	$18,197
Zillow, Inc. (B)	325	13,698

		31,895

Investment Banking & Brokerage – 1.8%
Greenhill & Co., Inc.	881	45,566

IT Consulting & Other Services – 1.8%
Teradata Corporation (B)	624	47,041

Life Sciences Tools & Services – 2.6%
Agilent Technologies, Inc.	784	30,137
Mettler-Toledo International Inc. (B)	221	37,648

		67,785

Oil & Gas Drilling – 1.1%
Patterson-UTI Energy, Inc.	1,819	28,811

Oil & Gas Equipment & Services – 2.6%
Dresser-Rand Group Inc. (B)	639	35,223
Dril-Quip, Inc. (B)	436	31,315

		66,538

Oil & Gas Exploration & Production – 2.9%
Cabot Oil & Gas Corporation	433	19,420
Continental Resources, Inc. (B)	412	31,706
Ultra Petroleum Corp. (B)	1,189	26,139

		77,265

Packaged Foods & Meats – 1.2%
Mead Johnson Nutrition Company	410	30,030

Real Estate Services – 1.5%
CB Richard Ellis Group, Inc. (B)	2,049	37,731

Regional Banks – 4.6%
First Republic Bank	1,407	48,469
Signature Bank (B)	808	54,188
UMB Financial Corporation	405	19,701

		122,358

Restaurants – 1.5%
Dunkin’ Brands Group, Inc.	1,321	38,562

Semiconductor Equipment – 1.5%
Lam Research Corporation (B)	1,229	39,069

76	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Mid Cap Growth Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Semiconductors – 4.6%
ARM Holdings plc, ADR	1,011	$28,278
Cavium Inc. (B)	1,028	34,257
Microchip Technology Incorporated	1,674	54,813

		117,348

Specialty Stores – 3.4%
PetSmart, Inc.	573	39,519
Ulta Salon, Cosmetics & Fragrance, Inc.	502	48,334

		87,853

Systems Software – 1.2%
Red Hat, Inc. (B)	242	13,788
ServiceNow, Inc. (B)	459	17,768

		31,556

Trading Companies & Distributors – 2.0%
Fastenal Company	1,237	53,157

TOTAL COMMON STOCKS – 95.4%		$2,480,799
(Cost: $2,253,885)

SHORT-TERM SECURITIES	Principal

Certificate Of Deposit – 0.2%
Banco del Estado de Chile, 0.260%, 10–1–12	$5,000	5,000

Commercial Paper – 3.7%
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited),
0.180%, 10–2–12 (D)	10,000	10,000
Corporacion Andina de Fomento,
0.260%, 10–22–12 (D)	5,600	5,599

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (Continued)
Danaher Corporation, 0.160%, 10–15–12 (D)	$10,900	$10,899
E.I. du Pont de Nemours and Company, 0.140%, 11–15–12 (D)	10,000	9,998
Ecolab Inc., 0.340%, 10–10–12 (D)	5,000	5,000
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc), 0.120%, 10–18–12 (D)	15,000	14,999
Harley-Davidson Funding Corp., 0.340%, 10–2–12 (D)	15,000	14,999
Hewlett-Packard Company, 0.400%, 10–5–12 (D)	10,000	10,000
John Deere Financial Limited (GTD by John Deere Capital Corporation), 0.150%, 10–15–12 (D)	5,000	5,000
Praxair, Inc., 0.080%, 10–11–12 (D)	7,000	7,000
Total Capital Canada Ltd. (GTD by Total S.A.), 0.140%, 11–6–12 (D)	5,000	4,999

		98,493

Master Note – 0.1%
Toyota Motor Credit Corporation, 0.122%, 10–5–12 (E)	1,861	1,861

Municipal Obligations – Taxable – 0.3%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (1030 Post Street Apts), Ser 2005 Y, 0.180%, 10–4–12 (E)	2,043	2,043

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations – Taxable (Continued)
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B,
0.190%, 10–1–12 (E)	$4,331	$4,331
NY Hsng Fin Agy, Related West 30th Street Hsng Rev Bonds, Ser 2012 A-1 (GTD by Wells Fargo Bank, N.A.), 0.180%, 10–3–12 (E)	1,610	1,610

		7,984

United States Government Agency Obligations – 0.2%
Overseas Private Investment Corporation (GTD by United States Government),
0.170%, 10–3–12 (E)	4,000	4,000

TOTAL SHORT-TERM SECURITIES – 4.5%		$117,338
(Cost: $117,338)

TOTAL INVESTMENT SECURITIES – 99.9%		$2,598,137
(Cost: $2,371,223)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		3,646

NET ASSETS – 100.0%		$2,601,783

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	Rate shown is the yield to maturity at September 30, 2012.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

2012	SEMIANNUAL REPORT	77

SCHEDULE OF INVESTMENTS

Ivy Mid Cap Growth Fund	SEPTEMBER 30, 2012 (UNAUDITED)

The following written options were outstanding at September 30, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Fortune Brands Home & Security, Inc.	Citibank, N.A.	Call	5,895	October 2012	$24.00	$1,419	$(1,835)
Martin Marietta Materials, Inc.	Deutsche Bank AG	Call	2,554	October 2012	86.00	2,311	(376)
Ubiquiti Networks, Inc.	UBS Securities LLC	Put	769	October 2012	29.00	1,332	(1,331)
	Morgan Stanley Smith Barney LLC	Put	770	October 2012	29.00	1,330	(1,332)
	Morgan Stanley Smith Barney LLC	Put	1,044	October 2012	30.00	1,907	(1,911)
	UBS Securities LLC	Put	1,920	October 2012	30.00	3,590	(3,514)

						$11,889	$(10,299)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2012. See Note 2 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$2,480,799	$—	$—
Short-Term Securities	—	117,338	—
Total	$2,480,799	$117,338	$—

Liabilities
Written Options	$—	$10,299	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

See Accompanying Notes to Financial Statements.

78	SEMIANNUAL REPORT	2012

PORTFOLIO HIGHLIGHTS

Ivy Money Market Fund ALL DATA IS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Asset Allocation

Corporate Obligations	58.4%
Commercial Paper	28.7%
Notes	26.7%
Certificate Of Deposit	3.0%
Municipal Obligations	37.4%
United States Government and Government Agency Obligations	3.5%
Cash and Other Assets, Net of Liabilities	0.7%

Lipper Rankings

Category: Lipper Money Market Funds	Rank	Percentile
1 Year	42/245	18
3 Year	29/233	13
5 Year	40/222	18
10 Year	74/182	41

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

2012	SEMIANNUAL REPORT	79

SCHEDULE OF INVESTMENTS

Ivy Money Market Fund (in thousands) SEPTEMBER 30, 2012 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value
Certificate Of Deposit
Banco del Estado de Chile:
0.980%, 7–19–13	$4,500	$4,500
0.800%, 9–10–13	1,365	1,365

TOTAL CERTIFICATE OF DEPOSIT – 3.0%		5,865
Commercial Paper
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited):
0.180%, 10–2–12 (A)	2,000	2,000
0.190%, 11–13–12 (A)	2,200	2,199
Chicago Midway Intl Arpt, 2003 Program, Ser C (GTD by JPMorgan Chase & Co.),
0.220%, 11–14–12 (A)	2,100	2,100
Coca-Cola Company (The):
0.220%, 11–19–12 (A)	1,000	1,000
0.200%, 1–10–13 (A)	1,200	1,199
0.240%, 3–1–13 (A)	2,000	1,998
Corporacion Andina de Fomento:
0.390%, 10–4–12 (A)	1,000	1,000
0.260%, 10–22–12 (A)	1,600	1,600
0.350%, 12–4–12 (A)	1,300	1,299
0.800%, 5–28–13 (A)	4,825	4,799
Danaher Corporation:
0.160%, 10–15–12 (A)	1,000	1,000
0.160%, 10–22–12 (A)	4,500	4,499
Kroger Co. (The),
0.390%, 10–1–12 (A)	960	960
L’Air Liquide S.A.:
0.180%, 10–1–12 (A)	1,100	1,100
0.160%, 10–12–12 (A)	1,354	1,354
0.180%, 10–15–12 (A)	1,000	1,000
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable), (GTD by Wells Fargo Bank, N.A.),
0.180%, 10–4–12 (A)	6,000	6,000
Muni Impvt Corp of Los Angeles, Lease Rev (GTD by JPMorgan Chase & Co.),
0.200%, 11–5–12 (A)	1,000	1,000
River Fuel Funding Company #3, Inc. (GTD by Bank of Nova Scotia),
0.180%, 10–31–12 (A)	3,755	3,754
River Fuel Trust #1 (GTD by Bank of Nova Scotia):
0.230%, 10–2–12 (A)	3,592	3,592
0.240%, 10–31–12 (A)	1,800	1,800
Unilever Capital Corporation,
0.450%, 1–17–13 (A)	1,600	1,598
Wisconsin Electric Power Co.:
0.230%, 10–4–12 (A)	3,700	3,700
0.210%,10–11–12 (A)	6,075	6,075

TOTAL COMMERCIAL PAPER – 28.7%		56,626

CORPORATE OBLIGATIONS (Continued)	Principal	Value
Notes
American Honda Finance Corp. (GTD by Honda Motor Co.):
0.510%, 11–2–12 (B)	$1,200	$1,200
0.660%, 12–7–12 (B)	4,300	4,300
Banco del Estado de Chile,
0.990%, 12–24–12 (B)	3,000	3,000
Bank of Nova Scotia,
0.700%, 10–19–12 (B)	2,800	2,805
BellSouth Corporation (GTD by AT&T Inc.),
3.950%, 4–26–13 (B)	7,000	7,128
Caterpillar Inc.,
0.530%, 11–21–12 (B)	2,250	2,251
General Electric Capital Corporation:
5.250%, 10–19–12	6,596	6,610
2.800%, 1–8–13	750	755
5.450%, 1–15–13	1,100	1,115
General Electric Company,
5.000%, 2–1–13	250	254
IBM International Group Capital LLC (GTD by International Business Machines Corporation),
0.710%, 11–26–12 (B)	1,500	1,500
Kimberly-Clark Corporation,
4.028%, 12–19–12	7,300	7,357
The Academy of the New Church, Var Rate Demand Bonds, Ser 2008 (GTD by Wachovia Bank, N.A.),
0.210%, 10–4–12 (B)	1,985	1,985
Toyota Motor Credit Corporation:
0.650%, 10–24–12 (B)	1,300	1,300
0.590%, 12–17–12 (B)	7,300	7,300
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank, N.A.),
0.210%, 10–4–12 (B)	1,345	1,345
Wachovia Corporation, (GTD by Wells Fargo Bank, N.A.),
5.500%, 5–1–13	2,500	2,573

TOTAL NOTES – 26.7%		52,778

TOTAL CORPORATE OBLIGATIONS – 58.4%		$115,269
(Cost: $115,269)

MUNICIPAL OBLIGATIONS	Principal	Value
Arizona – 0.2%
The Indl Dev Auth of Phoenix, AZ, Adj Mode Multifam Hsng Rev Rfdg Bonds (Paradise Lakes Apt Proj), Ser 2007A (GTD by Wachovia Bank, N.A.),
0.190%, 10–4–12 (B)	$412	$412

California – 3.3%
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron U.S.A. Inc. Proj), Ser 2010C (GTD by Chevron Corporation),
0.190%, 10–1–12 (B)	1,300	1,300
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by United States Government),
0.170%, 10–4–12 (B)	3,165	3,165
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2012 A (GTD by U.S. Bank,N.A.),
0.170%, 10–1–12 (B)	2,000	2,000

		6,465

Colorado – 5.1%
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank, N.A.),
0.240%, 10–3–12 (B)	5,415	5,415
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank, N.A.), 0.200%, 10–4–12 (B)	3,980	3,980
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank, N.A.), 0.190%, 10–4–12 (B)	475	475
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ-Ser A-1 (GTD by JPMorgan Chase & Co.), 0.500%, 10–4–12 (B)	250	250

		10,120

80	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Money Market Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
Georgia – 1.6%
Dev Auth of Monroe Cty, Pollutn Ctl Rev Bonds (GAPower Co Plant Scherer Proj), First Ser 2008 (GTD by Georgia Power Company), 0.240%, 10–1–12 (B)	$3,083	$3,083

Illinois – 0.7%
IL Fin Auth, Var Rate Demand Rev Bonds (Provena Health), Ser 2009B (GTD by JPMorgan Chase & Co.), 0.200%, 10–1–12 (B)	1,000	1,000
IL Fin Auth, Var Rate Demand Rev Bonds (The Univ of Chicago Med Ctr), Ser D (GTD by JPMorgan Chase & Co.), 0.190%, 10–1–12 (B)	310	310

		1,310

Indiana – 2.5%
IN Fin Auth, Hlth Sys Rev Bonds (Sisters of St. Francis Hlth Svcs, Inc. Oblig Group), Ser 2009H (GTD by JPMorgan Chase Bank, N.A.), 0.180%, 10–3–12 (B)	5,000	5,000

Louisiana – 1.3%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.), 0.180%, 10–1–12 (B)	2,111	2,111
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (GTD by Exxon Mobil Corporation), 0.210%, 10–1–12 (B)	500	500

		2,611

Maryland – 1.0%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by Toronto Dominion Bank), 0.190%, 10–3–12 (B)	1,915	1,915

Minnesota – 0.4%
Minneapolis, MN, Var Rate Demand Rev Bonds (People Serving People Proj), Ser 2000A, 0.200%, 10–1–12 (B)	690	690

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
Mississippi – 7.9%
MS Business Fin Corp, Adj Mode Indl Dev Rev Bonds (Belk, Inc. Proj), Ser 2005 (GTD by Wachovia Bank, N.A.), 0.210%, 10–4–12 (B)	$4,925	$4,925
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation), 0.190%, 10–1–12 (B)	7,300	7,300
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2010J (GTD by Chevron Corporation), 0.190%, 10–1–12 (B)	3,400	3,400

		15,625

Missouri – 0.5%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.), 0.250%, 10–3–12 (B)	950	950

New York – 1.0%
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by Federal Home Loan Mortgage Corporation), 0.190%, 10–3–12 (B)	2,000	2,000

Texas – 5.9%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.), 0.180%, 10–4–12 (B)	6,760	6,760
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.), 0.180%, 10–1–12 (B)	2,925	2,925
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.), 0.180%, 10–1–12 (B)	2,000	2,000

		11,685

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
Wisconsin – 2.1%
Ladysmith, WI, Var Rate Demand Indl Dev Rev Bonds (Indeck Ladysmith, LLC Proj), Ser 2009A (GTD by Wells Fargo Bank, N.A.), 0.260%, 10–4–12 (B)	$2,280	$2,280
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (GTD by JPMorgan Chase Bank, N.A.), 0.180%, 10–3–12 (B)	770	770
WI Hlth and Edu Fac Auth, Var Rate Rev Bonds (Aurora Hlth Care Inc.), Ser 2008-A (GTD by U.S. Bank, N.A.), 0.180%, 10–3–12 (B)	1,100	1,100

		4,150

Wyoming – 3.9%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 1992 (GTD by Chevron Corporation), 0.190%, 10–1–12 (B)	7,783	7,783

TOTAL MUNICIPAL OBLIGATIONS – 37.4%		$73,799
(Cost: $73,799)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
Treasury Bills
United States Treasury Bills:
0.080%, 12–13–12	1,000	1,000
0.140%, 3–28–13	1,300	1,299

TOTAL TREASURY BILLS – 1.2%		$2,299

United States Government Agency Obligations
Overseas Private Investment Corporation (GTD by United States Government):
0.160%, 10–3–12 (B)	1,614	1,614
0.160%, 10–3–12 (B)	833	833
0.500%, 12–9–12 (B)	985	985

2012	SEMIANNUAL REPORT	81

SCHEDULE OF INVESTMENTS

Ivy Money Market Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
United States Government Agency Obligations (Continued)
Totem Ocean Trailer Express, Inc. (GTD by United States Government), 0.640%, 10–15–12 (B)	$1,199	$1,199

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 2.3%		$4,631

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 3.5%		$6,930
(Cost: $6,930)

TOTAL INVESTMENT SECURITIES –99.3%		$195,998
(Cost: $195,998)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		1,346

NET ASSETS – 100.0%		$197,344

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at September 30, 2012.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets or the next demand date.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Corporate Obligations	$—	$115,269	$—
Municipal Obligations	—	73,799	—
United States Government Agency Obligations	—	6,930	—
Total	$—	$195,998	$—

The following acronym is used throughout this schedule:

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

82	SEMIANNUAL REPORT	2012

PORTFOLIO HIGHLIGHTS

Ivy Municipal Bond Fund ALL DATA IS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Asset Allocation

Bonds	84.3%
Municipal Bonds	84.3%
Cash and Cash Equivalents	15.7%

Lipper Rankings

Category: Lipper General Municipal Debt Funds	Rank	Percentile
1 Year	197/251	79
3 Year	89/222	40
5 Year	48/199	24
10 Year	64/163	40

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	79.2%
AAA	2.0%
AA	25.3%
A	29.8%
BBB	22.1%
Non-Investment Grade	5.1%
Below CCC	0.1%
Non-rated	5.0%
Cash and Cash Equivalents	15.7%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

2012	SEMIANNUAL REPORT	83

SCHEDULE OF INVESTMENTS

Ivy Municipal Bond Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value
Alabama – 1.5%
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008, 6.750%, 7–1–33	$500	$595
The Spl Care Fac Fin Auth of Birmingham – Children’s Hosp, Hlth Care Fac Rev Bonds, Children’s Hosp, Ser 2009, 6.000%, 6–1–39	750	891
Water Works Board of Birmingham, AL, Water Rev Bonds, Ser 2009-A, 5.125%, 1–1–34	750	836

		2,322

Arizona – 1.6%
AZ Cert of Part, Ser 2010A (Insured by AGM), 5.250%, 10–1–26	1,000	1,166
Bullhead City, AZ, Bullhead Prkwy Impvt Dist, Impvt Bonds, 6.100%, 1–1–13	175	177
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008, 6.625%, 7–15–25	500	596
Univ Med Ctr Corp (Tucson, AZ), Hosp Rev Bonds, Ser 2009, 6.500%, 7–1–39	500	583

		2,522

California – 10.7%
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, 2008 Ser D-1 Index Rate Bonds, 1.041%, 4–1–45 (A)	1,000	1,002
CA Hlth Fac Fin Auth, Rev Bonds (Adventist Hlth Sys/West), Ser 2009A, 5.750%, 9–1–39	750	843
CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part, 5.500%, 2–1–39	460	487
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj) Ser 2002B, 5.250%, 6–1–23	415	478
CA Statewide Cmnty Dev Auth, Insd Rev Bonds (Henry Mayo Newhall Mem Hosp), Ser 2007A, 5.000%, 10–1–37	500	518

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase I Rfdg-CHF-Irvine, L.L.C.), Ser 2011, 5.000%, 5–15–21	$1,195	$1,374
CA Various Purp GO Bonds:
5.000%, 2–1–22	495	524
5.250%, 9–1–26	1,500	1,809
5.250%, 10–1–29	500	575
6.500%, 4–1–33	1,000	1,264
6.000%, 11–1–39	500	603
Cnty of Sacramento, Arpt Sys Sub and PFC/Grant Rev Bonds, Ser 2009, 5.125%, 7–1–25	500	572
Golden State Tob Securitization Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2003B, 5.000%, 6–1–43	1,000	1,032
Golden State Tob Securitization Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2003A-1, 6.750%, 6–1–39	200	209
Los Angeles Unif Sch Dist (Cnty of Los Angeles, CA), GO Bonds, Election of 2005, Ser 2009 F, 5.000%, 1–1–34	500	567
Mountain View Shoreline Reg Park Comnty (Santa Clara Cnty, CA), Rev Bonds, Ser 2011A, 5.000%, 8–1–21	250	277
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part, 6.750%, 11–1–39	250	281
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E, 5.250%, 10–1–20	570	608
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, Ser 2010 E, 6.000%, 10–1–25	445	486
Riverside Cmnty College Dist, Riverside Cnty, CA, Election of 2004, GO Bonds, Ser 2004A (Insured by NPFGC), 5.500%, 8–1–29	200	219
San Jose, CA Arpt Rev Bonds, Ser 2011A-1, 5.250%, 3–1–21	500	583

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B, 6.000%, 7–1–27	$500	$598
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2011A:
5.250%, 10–1–24	500	591
5.000%, 12–1–24	500	569
Trustees of the CA State Univ Syswide Rev Bonds, Ser 2002A (Insured by AMBAC):
5.500%, 11–1–12	15	15
5.500%, 11–1–15	235	236
Upland Unif Sch Dist (San Bernardino Cnty, CA), Election of 2008 GO Bonds, Ser A, 0.000%, 8–1–31 (B)	150	62
Vernon Elec Sys Rev Bonds, Ser 2012A, 5.500%, 8–1–41	315	344

		16,726

Colorado – 3.4%
Adams 12 Five Star Sch, Adams and Broomfield Cnty, CO Cert of Part, Ser 2008, 5.000%, 12–1–25	500	557
City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010, 5.000%, 12–1–23	500	589
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010, 6.125%, 5–1–40	475	517
CO Hsng and Fin Auth, Sngl Fam Mtg Class I Bonds,Ser 2009A (Insured by FHA/VA), 5.500%, 11–1–29	400	410
CO Hsng and Fin Auth, Sngl Fam Prog Sr and Sub Bonds, Ser 2001A-2, 6.500%, 8–1–31	240	252
Denver Hlth and Hosp Auth, Hlthcare Recovery Zone, Fac Rev Bds, Ser 2010, 5.625%, 12–1–40	500	555
Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008, 6.000%, 12–1–28	500	655

84	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Municipal Bond Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Colorado (Continued)
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008, 6.125%, 12–1–30	$500	$522
Platte Vly Fire Protection Dist, Weld Cnty, CO, Cert of Part, Ser 2012, 5.000%, 12–1–36	300	319
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010, 6.500%, 1–15–30	750	908

		5,284

Connecticut – 0.9%
Cap City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D, 5.000%, 6–15–22	370	428
CT GO Bonds, Series D, 0.000%, 9–15–19 (A)(C)	1,000	1,005

		1,433

District Of Columbia – 1.7%
DC GO Rfdg Bonds, Ser 2008F (Insured by BHAC), 5.000%, 6–1–19	1,000	1,185
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009, 6.375%, 10–1–39	750	872
Metro Washington Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C, 0.000%, 10–1–41 (B)	500	499

		2,556

Florida – 7.1%
Brevard Cnty Hlth Fac Auth, Hlth Rev Bonds (Hlth First, Inc. Proj), Ser 2009B, 7.000%, 4–1–39	500	616
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009, 6.750%, 11–1–39	500	560
Citizens Ppty Ins Corp, Sr Secured Bonds, Ser 2012A-1, 1.430%, 6–1–15 (A)	1,000	1,005
Citizens Ppty Ins Corp, Sr Secured Rev Bonds, Ser 2010A-1, 5.250%, 6–1–17	400	463
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A, 5.625%, 8–15–29	555	707

MUNICIPAL BONDS (Continued)	Principal	Value
Florida (Continued)
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B, 8.000%, 8–15–32	$600	$858
Jacksonville, FL Better Jacksonville Sales Tax Rev Bonds, Ser 2003 (Insured by NPFGC), 5.250%, 10–1–19	250	262
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A, 5.500%, 10–1–36	500	568
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010A, 5.500%, 10–1–41	385	439
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B, 5.000%, 10–1–23	500	571
Miami-Dade Cnty, FL, GO Bonds (Bldg Better Cmnty Prog), Ser 2008B, 6.250%, 7–1–26	500	601
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B (Insured by AGM), 5.250%, 10–1–22	500	634
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C (Insured by BHAC), 5.000%, 10–1–17	500	598
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A, 7.250%, 10–1–34	500	634
Pinellas Cnty Edu Fac Auth, Rev Rfdg Prog Bonds (Barry Univ Proj), Ser 2012, 5.250%, 10–1–30	750	823
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A, 5.750%, 7–1–20	500	584
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A, 5.875%, 8–1–40	500	558

MUNICIPAL BONDS (Continued)	Principal	Value
Florida (Continued)
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj.) Ser 2011, 5.250%, 10–15–22	$500	$569

		11,050

Georgia – 0.8%
Atlanta, GA, Water and Wastewater Rev Bonds, Ser 2009B, 5.375%, 11–1–39	500	573
Dev Auth of Alpharetta, GA, Edu Fac Rev Bonds (Fulton Science Academy Proj), Ser 2011A, 6.250%, 7–1–31	130	78
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D, 5.750%, 1–1–20	500	612

		1,263

Hawaii – 0.8%
HI Arpt Sys Rev Bond, Rfdg Ser 2011, 5.000%, 7–1–21	1,000	1,170

Illinois – 2.9%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A:
5.000%, 5–1–26	225	219
5.700%, 5–1–36	250	252
Build IL Sales Tax Rev Bonds, Ser 2011, 5.000%, 6–15–27	500	584
Chicago GO Bonds, Proj and Rfdg, Ser 2004A (Insured by AGM), 5.250%, 1–1–21	250	263
Chicago GO Bonds, Proj Ser 2011A, 5.250%, 1–1–35	200	226
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009, 6.500%, 4–1–39	500	566
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B, 5.500%, 7–1–19	500	626
IL Fin Auth, Student Hsng Rev Bonds (CHF-DeKalb, L.L.C.–Northn IL Univ Proj), Ser 2011, 5.750%, 10–1–21	395	463
IL GO Bonds, Ser 2012A, 4.000%, 1–1–23	1,250	1,328

		4,527

2012	SEMIANNUAL REPORT	85

SCHEDULE OF INVESTMENTS

Ivy Municipal Bond Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Indiana – 1.4%
East Chicago Elem Sch Bldg Corp (Lake Cnty, IN), First Mtg Bonds, Ser 1993A, 5.500%, 1–15–16	$155	$156
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008, 6.000%, 1–15–17	500	529
IN Fin Auth, Fac Rev Rfdg Bonds (Miami Correctional Fac–Phase II), Ser 2008C, 5.000%, 7–1–17	500	587
IN Hlth and Edu Fac Fin Auth, Hosp Rev Bonds (Cmnty Fndtn of NW IN Oblig Group), Ser 2007, 5.500%, 3–1–37	250	264
Mt. Vernon Sch Bldg Corp of Hancock Cnty, IN, First Mtg Bonds, Ser 2007 (Insured by AGM), 5.250%, 1–15–32	500	548

		2,084

Iowa – 0.7%
Altoona, IA, Annual Appropriation Urban Renewal Tax Incr Rev Bonds, Ser 2008, 6.000%, 6–1–34	1,000	1,087

Kansas – 1.4%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009, 7.000%, 9–1–38	500	594
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2003A-2 (Insured by GNMA/FNMA), 5.650%, 6–1–35	90	97
Shawnee Cnty, KS Cert of Part (First Responders Comm Proj), Ser 2012, 5.000%, 9–1–24	1,050	1,204
Unif Govt of Wyandotte Cnty/Kansas City, KS, Sales Tax Spl Oblig (Redev Proj Area B–Major Multi-Sport Athletic Complex Proj), Ser 2010B, 0.000%, 6–1–21 (B)	400	283

		2,178

Kentucky – 1.9%
Cmnwlth of KY, State Ppty and Bldg Comsn, Rev and Rev Rfdg Bonds, Proj No. 90, 5.750%, 11–1–19	500	623

MUNICIPAL BONDS (Continued)	Principal	Value
Kentucky (Continued)
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
5.500%, 6–1–21	$500	$585
6.500%, 3–1–45	675	805
Louisville Rgnl Arpt Auth, Arpt Sys Rev Bonds, Ser 2008A, 5.250%, 7–1–28	500	544
Tpk Auth of KY, Econ Dev Road Rev Bonds (Revitalization Proj), Ser 2008A, 5.000%, 7–1–16	330	382

		2,939

Louisiana – 3.2%
LA Citizens Prop Ins Corp, Assmt Rev Rfdg Bonds, Ser 2012, 5.000%, 6–1–24	500	571
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B, 6.000%, 10–1–44	750	853
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1, 6.000%, 1–1–23	500	593
New Orleans, LA, GO Rfdg Bonds, Ser 2012 (Insured by AGM), 5.000%, 12–1–26	1,500	1,747
Rgnl Transit Auth, New Orleans, LA, Sales Tax RevBonds, Ser 2010 (Insured by AGM), 5.000%, 12–1–22	1,000	1,183

		4,947

Maryland – 1.1%
MD Econ Dev Corp, Pollutn Ctl Rev Rfdg Bonds (Potomac Elec Proj), Ser 2006, 6.200%, 9–1–22	500	617
MD Hlth and Higher Edu Fac Auth Rev Bonds, Johns Hopkins Hlth Sys Oblig Group Issue, Ser 2012D, 0.974%, 5–15–38 (A)	1,000	1,003

		1,620

Massachusetts – 1.0%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010, 6.375%, 7–1–30	500	571
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009, 6.000%, 1–1–28	390	449

MUNICIPAL BONDS (Continued)	Principal	Value
Massachusetts (Continued)
MA Port Auth, PFC Rev Rfdg Bonds, Ser 2010-E, 5.000%, 7–1–15	$500	$545

		1,565

Michigan – 2.7%
Detroit, MI, Water Supply Sys Rev, Sr Lien Bonds, Ser 2011-A, 5.750%, 7–1–37	500	561
Kalamazoo Hosp Fin Auth, Hosp Rev Rfdg Bonds (Bronson Methodist Hosp), Ser 2003A, 5.000%, 5–15–26	500	545
MI Fin Auth Rev Bonds (Detroit Sch Dist), Ser 2011, 5.500%, 6–1–21	1,000	1,162
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009, 5.750%, 11–15–39	750	840
State Bldg Auth, MI, 2006 Rev Rfdg Bonds (Fac Prog), Ser IA (Insured by FGIC), 0.000%, 10–15–22 (B)	1,000	659
State Bldg Auth, MI, 2008 Rev Rfdg Bonds (Fac Prog), Ser I, 5.000%, 10–15–18	305	367

		4,134

Minnesota – 0.4%
Minneapolis-St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D, 5.000%, 1–1–20	500	575

Mississippi – 0.6%
The Univ of Southn MS, S.M. Edu Bldg Corp, Rev Bonds (Campus Fac Impvt Proj), Ser 2009, 5.375%, 9–1–36	750	865

Missouri – 4.0%
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2004, 6.250%, 3–1–24	200	201
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A, 6.125%, 12–1–36	175	147
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009, 5.625%, 5–15–39	750	832
Indl Dev Auth of Joplin, MO, Hlth Fac Rev Bonds (Freeman Hlth Sys), Ser 2011, 5.500%, 2–15–31	750	839

86	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Municipal Bond Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Missouri (Continued)
Indl Dev Auth of Kansas City, MO, Rev Bonds (Plaza Library Proj), Ser 2004, 5.900%, 3–1–24	$200	$203
MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2004A, 5.250%, 12–1–19	65	69
MO Dev Fin Board, Infra Fac Rev Bonds (Independence, MO–Events Ctr Proj), Ser 2009A, 6.625%, 4–1–33	580	607
Platte Cnty R-III Sch Dist Bldg Corp, Leasehold Rfdg and Impvt Rev Bonds, Ser 2008, 5.000%, 3–1–28	340	382
Pub Water Supply Dist No. 1 of Lincoln Cnty, MO, Cert of Part, Ser 2009, 6.750%, 6–15–35	500	545
St. Louis Cnty, MO Indl Dev Auth, Sr Living Fac Rev Bonds (Friendship Vlg Sunset Hills), Ser 2012, 5.000%, 9–1–32	1,120	1,200
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C, 6.000%, 9–1–24 (D)	500	175
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007, 6.850%, 4–1–29	250	259
The Indl Dev Auth of St. Joseph, MO, Spl Oblig Rev Bonds (St. Joseph Sewage Sys Impvt Proj), Ser 2007, 4.375%, 4–1–18	100	110
The Indl Dev Auth of St. Louis, MO, Sr Living Fac Rev Bonds (Friendship Vlg of West Cnty), Ser 2007A, 5.500%, 9–1–28	500	526

		6,095

Nevada – 0.9%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A, 8.000%, 6–15–30	500	579
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008:
6.000%, 12–1–16	75	85
6.250%, 12–1–17	270	313
Overton Power District No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008, 6.500%, 12–1–18	290	346

		1,323

MUNICIPAL BONDS (Continued)	Principal	Value
New Hampshire – 0.9%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A, 6.875%, 7–1–41	$150	$169
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRGHlthcare Issue, Ser 2009 (Insured by FHA), 7.000%, 4–1–38	500	623
NH Hlth and Edu Fac Auth, Hosp Rev Bonds, Catholic Med Ctr Issue, Ser 2002A, 6.125%, 7–1–32	245	248
NH Hsng Fin Auth, Sngl Fam Mtg Acquisition Rev Bonds, Ser 2008, 6.000%, 7–1–38	415	416

		1,456

New Jersey – 5.2%
Casino Reinvestment Dev Auth, Hotel Room Fee Rev Bonds, Ser 2004 (Insured by AMBAC), 5.250%, 1–1–19	640	686
NJ Econ Dev Auth, Rev Bonds (Provident Group-Montclair Ppty L.L.C.–Montclair St Univ Student Hsng Proj), Ser 2010A, 5.750%, 6–1–31	850	962
NJ Econ Dev Auth, Sch Fac Constr Bonds, Ser 2005O, 5.125%, 3–1–30	250	271
NJ Econ Dev Auth, Sch Fac Constr Notes, Ser 2012 H, 1.080%, 2–1–17 (A)	2,000	2,002
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE, 5.250%, 9–1–24	500	603
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1, 5.000%, 12–1–19	500	567
NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds, Barnabas Hlth Issue, Ser 2011A, 5.625%, 7–1–37	500	554
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A, 5.500%, 7–1–38	500	556
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A (Insured by AGM/CR), 5.500%, 12–15–22	500	632
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2003B-2, 5.000%, 12–15–16	500	581

MUNICIPAL BONDS (Continued)	Principal	Value
New Jersey (Continued)
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G, 5.750%, 12–1–21	$435	$534

		7,948

New Mexico – 0.1%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2006D (Insured by GNMA/FNMA/FHLMC), 6.000%, 1–1–37	60	64
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D-2 (Insured by GNMA/FNMA/FHLMC), 5.250%, 7–1–30	110	118

		182

New York – 2.2%
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohowak Power Corp Proj), Ser 1985 A (Insured by AMBAC), 0.536%, 12–1–23 (A)	1,380	1,334
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3–1–25 (B)	500	324
0.000%, 3–1–26 (B)	500	309
0.000%, 3–1–27 (B)	500	291
Port Auth of NY and NJ, Consolidated Bonds, One Hundred Fifty-Second Ser (Insured by BHAC), 5.750%, 11–1–30	500	582
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A, 7.250%, 1–1–20	95	95
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B, 7.625%, 1–1–30	475	476

		3,411

North Carolina – 1.0%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C, 6.000%, 1–1–19	250	293
NC Med Care Comsn, Hlth Care Fac Rev Rfdg Bonds (Univ Hlth Sys of Eastn Carolina), Ser 2008E-2, 6.000%, 12–1–36	500	550
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A, 0.000%, 1–1–37 (B)	500	165

2012	SEMIANNUAL REPORT	87

SCHEDULE OF INVESTMENTS

Ivy Municipal Bond Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
North Carolina (Continued)
Oak Island, NC, Enterprise Sys Rev Bonds, Ser 2009, 6.000%, 6–1–34	$500	$581

		1,589

Ohio – 1.0%
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010, 5.750%, 12–1–30	500	562
OH Major New State Infra Proj Rev Bonds, Ser 2008-I, 6.000%, 6–15–17	395	485
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (NW OH Bond Fund), (Midwest Terminals Proj) Ser 2007C, 6.000%, 11–15–27	445	492

		1,539

Oklahoma – 1.0%
Cleveland Cnty Justice Auth, Sales Tax Rev Bonds (Cleveland Cnty Detention Fac Proj), Ser 2009B, 5.750%, 3–1–29	335	360
Grand River Dam Auth, Rev Bonds, Ser 2008A (Insured by BHAC), 5.000%, 6–1–18	905	1,092
Tulsa Pub Fac Auth, Assembly Ctr Lease Payment Rev Bonds, Rfdg Ser 1985, 6.600%, 7–1–14	125	133

		1,585

Oregon – 0.2%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2009A, 5.500%, 7–15–35	250	280

Pennsylvania – 3.5%
Allegheny Cnty Arpt Auth, Arpt Rev Rfdg Bonds (Pittsburg Intl Arpt), Ser 2010A, 5.000%, 1–1–17	250	282
Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A, 6.000%, 6–1–36	600	678
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A, 5.750%, 7–1–39	500	550
PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011, 6.000%, 10–1–26	500	575

MUNICIPAL BONDS (Continued)	Principal	Value
Pennsylvania (Continued)
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D, 5.500%, 12–1–41	$750	$843
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010B-2, 0.000%, 12–1–28 (B)	1,500	1,501
Philadelphia Auth Indl Dev Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011, 7.250%, 12–15–31	400	444
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A (Insured by AGM), 5.250%, 12–15–24	445	506

		5,379

Puerto Rico – 3.7%
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2007A, 5.500%, 7–1–21	500	541
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A, 5.500%, 7–1–39	1,250	1,292
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A, 6.000%, 7–1–44	700	738
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A (Sr Lien), 6.000%, 7–1–38	500	528
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX, 5.750%, 7–1–36	750	802
PR Elec Power Auth, Power Rev Rfdg Bonds, Ser DDD, 5.000%, 7–1–21	1,000	1,083
PR Pub Fin Corp (Cmnwlth Approp Bonds), 2011 Ser B, 5.500%, 8–1–31	250	262
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2010A, 0.000%, 8–1–33 (B)	500	430

		5,676

Rhode Island – 0.6%
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2008A, 5.250%, 12–1–18	600	673
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2009A, 6.250%, 12–1–27	185	212

		885

Tennessee – 0.4%
The Hlth, Edu and Hsng Fac Board of Shelby, TN, Rev Bonds (Methodist Le Bonheur Hlthcare), Ser 2008C, 5.250%, 6–1–18	500	589

MUNICIPAL BONDS (Continued)	Principal	Value
Texas – 8.0%
Arlington, TX, Spl Tax Rev Bonds, Ser 2008 (Insured by BHAC), 5.000%, 8–15–18	$300	$356
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010, 6.200%, 7–1–45	250	282
Board of Regents, TX State Univ Sys, Rev Fin Sys Rev Bonds, Ser 2008, 5.250%, 3–15–19	355	432
Cass Cnty Indl Dev Corp, Envirnmt Impvt Rev Rfdg Bonds, Ser 2009A, 9.250%, 3–1–24	500	655
Clifton Higher Edu Fin Corp, Edu Rev Bonds (IDEA Pub Sch), Ser 2011, 5.750%, 8–15–41	500	557
El Paso, TX (El Paso Cnty), Water and Sewer Rev Rfdg Bonds, Ser 2008C, 5.000%, 3–1–17	500	589
Harris Cnty Cultural Edu Fac Fin Corp, Med Fac Rev Rfdg Bonds (Baylor College of Medicine), Ser 2008D, 5.000%, 11–15–16	200	229
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008, 6.000%, 2–15–33	500	515
Houston Higher Edu Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A, 6.500%, 5–15–31	1,000	1,188
Houston, TX Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2012A, 5.000%, 7–1–32	500	558
Houston, TX, Combined Util Sys, First Lien Rev Rfdg Bonds (SIFMA Index Floating Rate Bonds), Ser 2012C, 0.780%, 5–15–34 (A)	500	500
Howard Cnty, TX GO Bonds, Ser 2008, 4.650%, 2–15–24	505	539
Lower Colorado River Auth, Rfdg Rev Bonds, Ser 2008A, 5.750%, 5–15–23	500	592
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2009, 6.250%, 2–15–37	500	546
Mission Econ Dev Corp, Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff, LLC Proj), Ser 2011, 5.625%, 12–1–17	505	530

88	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Municipal Bond Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Texas (Continued)
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008A, 6.000%, 1–1–25	$500	$588
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D, 0.000%, 1–1–30 (B)	1,000	488
Prosper, TX (Collin Cnty), Combination Tax and Rev Cert of Oblig, Ser 2008, 5.500%, 2–15–20	500	593
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp–Edgemere Proj), Ser 2006A, 6.000%, 11–15–36	500	532
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007, 5.625%, 11–15–27	250	260
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008, 5.750%, 2–1–26	325	380
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009, 6.875%, 12–31–39	500	603
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010, 7.500%, 6–30–33	750	952

		12,464

Vermont – 0.1%
VT Hsng Fin Agy, Sngl Fam Hsng Bonds, Ser 27 (Insured by AGM), 5.500%, 11–1–37	90	93

Virgin Islands – 1.1%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note–Cruzan Proj), Ser 2009A, 6.000%, 10–1–39	500	560
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note–Diageo Proj), Ser 2009A, 5.000%, 10–1–25	1,000	1,101

		1,661

MUNICIPAL BONDS (Continued)	Principal	Value
Virginia – 0.9%
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C, 7.500%, 7–1–29	$500	$631
VA Hsng Dev Auth, Cmnwlth Mtg Bonds, Ser 2008E, 5.500%, 7–1–20	490	533
VA Pub Bldg Auth, Pub Fac Rev Bonds, Ser 2008B, 5.250%, 8–1–22	250	299

		1,463

Washington – 1.3%
Pub Util Dist No. 1, Pend Oreille Cnty, WA, Box Canyon Production Sys Rev Bonds, Ser 2010, 5.750%, 1–1–41	750	840
WA Hlth Care Fac Auth, Rev Bonds (Swedish Hlth Svc), Ser 2009A, 6.500%, 11–15–14	500	565
WA Hlth Care Fac Auth, Rev Bonds (Virginia Mason Med Ctr), Ser 2007C, 5.500%, 8–15–36	500	538

		1,943

West Virginia – 0.6%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A, 6.500%, 10–1–31	300	350
WV Hosp Fin Auth, Hosp Rev Rfdg and Impvt Bonds (WV Utd Hlth Sys Oblig Group), Ser 2009C, 5.500%, 6–1–39	500	547

		897

Wisconsin – 1.2%
Milwaukee Cnty, WI, Arpt Rev Rfdg Bonds, Ser 2010B, 5.000%, 12–1–19	1,000	1,185
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009, 6.625%, 2–15–39	500	593

		1,778

Wyoming – 0.6%
Hsng Auth of Cheyenne, Hsng Rev Bonds (Foxcrest II Proj), Ser 2004, 5.750%, 6–1–34	300	302
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A, 5.250%, 1–1–23	500	568

		870

TOTAL MUNICIPAL BONDS – 84.3%		$129,953
(Cost: $116,929)

SHORT – TERM SECURITIES	Principal	Value
Commercial Paper – 7.6%
Ecolab Inc.:
0.340%, 10–4–12 (E)	$3,000	$3,000
0.350%, 10–11–12 (E)	3,000	3,000
Kroger Co. (The), 0.400%, 10–2–12 (E)	3,497	3,497
Wisconsin Electric Power Co., 0.200%, 10–1–12 (E)	2,208	2,208

		11,705

Master Note – 0.0%
Toyota Motor Credit Corporation, 0.122%, 10–5–12 (F)	34	34

Municipal Obligations – 8.1%
Bartow, GA Dev Auth Pollutn Ctl Rev Bonds (GA Power Co Plant Proj), First Ser 1997, 0.240%, 10–1–12 (F)	2,000	2,000
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America, N.A.), 0.170%, 10–1–12 (F)	2,500	2,500
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (U.S. Bank, N.A.), 0.170%, 10–4–12 (F)	3,950	3,950
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008-A (GTD by Bank of America, N.A.), 0.180%, 10–4–12 (F)	518	518
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B, 0.190%, 10–1–12 (F)	3,500	3,500

		12,468

TOTAL SHORT-TERM SECURITIES – 15.7%		$24,207
(Cost: $24,207)

TOTAL INVESTMENT SECURITIES – 100.0%		$154,160
(Cost: $141,136)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		71

NET ASSETS – 100.0%		$154,231

2012	SEMIANNUAL REPORT	89

SCHEDULE OF INVESTMENTS

Ivy Municipal Bond Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012.

(B)	Zero coupon bond.

(C)	Purchased on a when-issued basis with settlement subsequent to September 30, 2012.

(D)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E)	Rate shown is the yield to maturity at September 30, 2012.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$128,444	$1,509
Short-Term Securities	—	24,207	—
Total	$—	$152,651	$1,509

The following acronym is used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

BHAC = Berkshire Hathaway Assurance Corporation

CR = Custodial Receipts

FGIC = Financial Guaranty Insurance Co.

FHA = Federal Housing Administration

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

GTD = Guaranteed

NPFGC = National Public Finance Guarantee Corp.

VA = Department of Veterans Affairs

See Accompanying Notes to Financial Statements.

90	SEMIANNUAL REPORT	2012

PORTFOLIO HIGHLIGHTS

Ivy Municipal High Income Fund	ALL DATA IS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Asset Allocation

Bonds	91.6%
Municipal Bonds	91.6%
Cash and Cash Equivalents	8.4%

Lipper Rankings

Category: Lipper High Yield Municipal Debt Funds	Rank	Percentile
1 Year	94/118	79
3 Year	12/101	12

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	45.4%
AA	5.6%
A	11.5%
BBB	28.3%
Non-Investment Grade	46.2%
BB	6.3%
B	2.1%
CCC	1.7%
Below CCC	0.0%
Non-rated	36.1%
Cash and Cash Equivalents	8.4%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

2012	SEMIANNUAL REPORT	91

SCHEDULE OF INVESTMENTS

Ivy Municipal High Income Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value
Alabama – 1.1%
AL 21st Century Auth, Tob Stlmt Rev Bonds, Ser 2012-A, 5.000%, 6–1–21	$1,000	$1,207
Fairfield, AL GO Warrants, Ser 2012, 6.000%, 6–1–37	8,485	8,801
Indl Dev Board of Selma, AL, Gulf Opp Zone Bonds (Intl Paper Co Proj), Ser 2011A, 5.375%, 12–1–35	5,750	6,287

		16,295

Arizona – 2.9%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B, 1.051%, 1–1–37 (A)	25,000	18,872
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison, LLC Expansion Proj), Ser 2008: 7.500%, 5–1–19	1,825	2,229
8.000%, 5–1–25	7,500	9,317
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A: 6.000%, 12–1–27	2,390	2,639
6.250%, 12–1–42	2,150	2,326
6.250%, 12–1–46	1,000	1,080
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011, 7.875%, 3–1–42	3,500	3,936
The Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Basic Sch Proj), Ser 2004A, 6.125%, 12–15–34	1,315	1,329
The Indl Dev Auth of Tucson, Edu Rev Bonds (Agribusiness and Equine Ctr Proj), Ser 2004A, 6.125%, 9–1–34	500	501

		42,229

Arkansas – 0.0%
Pub Fac Board of Benton Cnty, AR, Charter Sch Lease Rev Bonds (BCCSO Proj), Ser 2010A, 6.000%, 6–1–40	500	534

California – 8.8%
Adelanto Pub Auth, Fixed Rate Rfdg Rev Bonds (Util Sys Proj), Ser 2009A, 6.750%, 7–1–39	4,000	4,379

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
Anaheim Cmnty Facs Dist No. 08-1 (Platinum Triangle), Spl Tax Bonds, Ser 2010, 6.250%, 9–1–40	$5,275	$5,448
Arpt Comsn of San Francisco, San Francisco Intl Arpt, Second Ser Rev Rfdg Bonds, Ser 2012A: 5.000%, 5–1–28	2,500	2,960
5.000%, 5–1–29	1,750	2,063
CA Muni Fin Auth, Edu Fac Rev Bonds (Literacy First Proj), Ser 2010B, 6.000%, 9–1–30	1,085	1,108
CA Muni Fin Auth, Edu Fac Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2006A, 5.250%, 6–1–36	1,150	1,042
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A, 8.750%, 10–1–39	1,505	1,771
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Taxable Ser 2009B, 8.000%, 10–1–22	400	470
CA Statewide Cmnty Dev Auth Sr Living Rev Bonds (Southn CA Presbyterian Homes), Ser 2009, 6.625%, 11–15–24	2,490	2,903
CA Statewide Cmnty Dev Auth, Rev Bonds (Thomas Jefferson Sch of Law), Ser 2008 A: 7.250%, 10–1–32	3,400	3,675
7.250%, 10–1–38	5,000	5,339
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010: 6.000%, 7–1–40	7,375	7,653
6.350%, 7–1–46	250	264
CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southrn CA Presbyterian Homes), Ser 2009, 7.000%, 11–15–29	2,000	2,360
CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southn CA Presbyterian Homes), Ser 2009, 7.250%, 11–15–41	6,000	6,983
CA Various Purp GO Bonds: 6.000%, 4–1–35	500	601
6.000%, 4–1–38	5,225	6,232
6.000%, 11–1–39	4,445	5,365
Cert of Part, Oro Grande Elem Sch Dist, Ser 2010, 6.125%, 9–15–40	1,500	1,644

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
Cmnty Redev Agy of Hawthorne, Cmnty Fac Dist No. 1999-1 (Gateway Ctr), 2010 Spl Tax Rfdg Bonds, 6.125%, 10–1–25	$2,200	$2,286
Golden State Tob Securitization Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1, 5.125%, 6–1–47	1,000	770
Inland Empire Tob Securitization Auth, Tob Stlmt Asset-Bkd Bonds (Inland Empire Tob Securitization Corp), Ser 2007, 4.625%, 6–1–21	4,880	4,472
Lompoc Redev Agy (Santa Barbara Cnty, CA), Old Town Lompoc Redev Proj, Tax Alloc Bonds, Ser 2010: 5.750%, 9–1–29	225	235
5.750%, 9–1–31	365	379
6.000%, 9–1–39	1,000	1,044
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part, 6.750%, 11–1–39	4,935	5,551
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part, 6.000%, 11–1–41	3,000	3,243
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E, 6.500%, 10–1–40	2,705	3,023
Redev Agy of Hollister, Cmnty Dev Proj Tax Alloc Bonds (Cnty of San Benito, CA), Ser 2009: 6.750%, 10–1–29	75	82
7.000%, 10–1–32	510	566
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds, 8.000%, 8–1–38	100	112
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011:
7.000%, 12–1–26	5,000	6,167
8.000%, 12–1–26	1,400	1,833
8.000%, 12–1–31	9,400	12,127
7.500%, 12–1–41	5,500	6,816
San Diego Cnty Rgnl Arpt Auth, Sub Arpt Rev Bonds, Ser 2010A, 5.000%, 7–1–21	2,000	2,401
San Jose, CA Arpt Rev Bonds, Ser 2011A-1, 5.250%, 3–1–34	2,500	2,803

92	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Municipal High Income Fund (in thousands) SEPTEMBER 30, 2012 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012, 6.000%, 9–1–42	$8,000	$8,625
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006A, 4.750%, 6–1–25	5,630	5,648

		130,443

Colorado – 4.0%
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2008, 6.000%, 10–1–40	9,100	9,591
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2010, 6.125%, 10–1–40	5,000	5,408
Church Ranch Metro Dist, Westminster, CO, GO Ltd Tax Bonds, Ser 2003, 6.000%, 12–1–33	1,160	1,160
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A, 7.400%, 12–1–38	85	101
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008, 7.000%, 11–15–38	230	264
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010, 6.125%, 5–1–40	1,000	1,089
CO Hlth Fac Auth Rev Bonds (CO Sr Residences Proj), Ser 2012: 6.750%, 6–1–32	2,610	2,783
7.125%, 6–1–47	3,000	3,213
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty – Clermont Park Proj), Ser 2006A, 5.750%, 1–1–37	1,460	1,507
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty—Clermont Park Proj), Ser 2009A: 7.250%, 1–1–19	100	105
9.000%, 1–1–34	30	32

MUNICIPAL BONDS (Continued)	Principal	Value
Colorado (Continued)
CO Hlth Fac Auth, Rev Bonds (Total Longterm Care Natl Oblig Group Proj), Ser 2010A, 6.250%, 11–15–40	$1,250	$1,381
Denver Hlth and Hosp Auth, Hlthcare Rev Bonds, Ser 2009A, 6.250%, 12–1–33	835	920
Kremmling Mem Hosp Dist Proj, Ser 2010, 7.125%, 12–1–45	4,345	4,884
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008, 6.200%, 12–1–37	3,500	3,656
North Range Metro Dist No. 2, Adams Cnty, CO, Ltd Tax GO Bonds, Ser 2007, 5.500%, 12–15–27	4,660	4,631
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010: 6.500%, 1–15–30	3,000	3,636
6.000%, 1–15–41	2,990	3,467
Sorrel Ranch Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Bonds, Ser 2006, 5.750%, 12–1–36	4,325	4,204
Tallgrass Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Rfdg and Impvt Bonds, Ser 2007, 5.250%, 12–1–37	3,829	3,629
Tallyn’s Reach Metro Dist No. 3 (Aurora, CO), GO Bonds, Ser 2004, 6.625%, 12–1–13	500	536
Wildgrass Metro Dist, Broomfield Cnty, CO, GO Ltd Tax Rfdg Bonds, Ser 2007, 6.200%, 12–1–34	2,529	2,576

		58,773

Connecticut – 0.8%
CT GO Bonds, Series D:
0.000%, 9–15–18 (A)(B)	2,000	2,009
0.000%,9–15–19 (A)(B)	2,000	2,010
Eastn CT Res Recovery Auth, Solid Waste Rev Bonds (Wheelabrator Lisbon Proj), Ser 1993A, 5.500%, 1–1–14	75	75

MUNICIPAL BONDS (Continued)	Principal	Value
Connecticut (Continued)
Harbor Point Infra Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A, 7.875%, 4–1–39	$2,000	$2,285
Stamford, CT Spl Oblig Rev Bonds (Mill River Corridor Proj), Ser 2011A, 7.000%, 4–1–41	5,000	5,305

		11,684

Delaware – 0.9%
DE Econ Dev Auth, Exempt Fac Rev Bonds (Indian River Power LLC Proj), Ser 2010, 5.375%, 10–1–45	7,000	7,653
Sussex Cnty, DE, Recovery Zone Fac Bonds (Indian River Power LLC Proj), Ser 2010, 6.000%, 10–1–40	4,500	5,157

		12,810

District Of Columbia – 0.1%
Metro WA Arpts Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2010B, 0.000%, 10–1–44 (C)	1,000	855

Florida – 4.2%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009: 6.500%, 11–1–29	710	792
6.750%, 11–1–39	1,490	1,669
Cap Trust Agy, Rev Bonds (Million Air One LLC Gen Aviation Fac Proj), Ser 2011, 7.750%, 1–1–41	5,685	6,351
Citizens Ppty Ins Corp, Sr Secured Bonds, Ser 2012A-1, 1.430%, 6–1–15 (A)	20,000	20,084
FL Dev Fin Corp, Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A: 6.000%, 9–15–30	5,000	5,458
6.000%, 9–15–40	2,000	2,145
FL Hurricane Catastrophe Fund Fin Corp, Rev Bonds, Ser 2010A, 5.000%, 7–1–15	1,000	1,113
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B, 8.000%, 8–15–32	350	500

2012	SEMIANNUAL REPORT	93

SCHEDULE OF INVESTMENTS

Ivy Municipal High Income Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Florida (Continued)
Lee Cnty Indl Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at HealthPark FL, Inc. Proj), Ser2012, 6.500%, 10–1–47	$6,000	$6,371
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B, 5.000%, 10–1–25	1,000	1,159
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser2011A, 7.250%, 10–1–40	4,800	6,064
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A, 7.250%, 10–1–34	5,200	6,592
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A, 6.000%, 8–1–45	4,220	4,728

		63,026

Georgia – 0.7%
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010, 6.125%, 9–1–40	2,500	2,898
Dev Auth of Alpharetta, GA, Edu Fac Rev Bonds (Fulton Science Academy Proj), Ser 2011A, 6.500%, 7–1–41	3,400	2,040
Dev Auth of Clayton Cnty, GA, Spl Fac Rev Bonds (Delta Air Lines, Inc. Proj), Ser 2009A, 8.750%, 6–1–29	3,700	4,578
Savannah Econ Dev Auth, First Mtg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2003A: 7.400%, 1–1–24	250	259
7.400%, 1–1–34	815	844

		10,619

Guam – 0.9%
Cert of Part (JFK High Sch Proj), Dept of Edu, GU, 6.625%, 12–1–30	1,400	1,538
Cert of Part (JFK High Sch Proj), Dept of Edu, GU, Ser 2010A, 6.875%, 12–1–40	3,500	3,842
Govt of GU, GO Bonds, Ser 2009A: 5.750%, 11–15–14	80	80
7.000%, 11–15–39	7,000	7,892

		13,352

MUNICIPAL BONDS (Continued)	Principal	Value
Hawaii – 0.6%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A: 8.750%, 11–15–29	$1,450	$1,729
9.000%, 11–15–44	4,200	5,028
Kaua’I Cmnty Fac Dist No. 2008-1 (Kukul’ula Dev Proj), Spl Tax Rev Bonds, Ser 2012, 5.750%, 5–15–42	2,000	2,064

		8,821

Idaho – 0.1%
ID Hsng and Fin Assoc (Compass Pub Charter Sch, Inc. Proj), Ser 2010A: 6.250%, 7–1–40	1,000	1,066
6.250%, 7–1–45	550	556

		1,622

Illinois – 8.7%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A: 5.000%, 5–1–26	1,340	1,305
5.700%, 5–1–36	4,160	4,193
Cert of Part, Metra Market of Chicago, L.L.C. Redev Proj, Ser A, 6.870%, 2–15–24	1,500	1,592
Chicago Midway Arpt, Second Lien Rev Bonds, Ser 2010B, 5.000%, 1–1–34	1,500	1,620
Chicago O’Hare Intl Arpt, Gen Arpt Third Lien Rev Bonds, Ser 2011A, 5.750%, 1–1–39	1,000	1,173
Chicago Recovery Zone Fac Rev Bonds (Asphalt Operating Svc of Chicago Proj), Ser 2010, 6.125%, 12–1–18	2,500	2,633
Cook Cnty, IL Recovery Zone Fac Rev Bonds (Navistar Intl Corp Proj), Ser 2010, 6.500%, 10–15–40	11,000	11,446
Fairview Heights, IL, Tax Incr Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A, 8.000%, 12–1–28	425	452
IL Fin Auth, Rev Bonds (Greenfields of Geneva Proj), Ser 2010C-3, 6.250%, 2–15–16	3,000	3,003

MUNICIPAL BONDS (Continued)	Principal	Value
Illinois (Continued)
IL Fin Auth, Rev Bonds (Navistar Intl Corp Proj), Ser 2010, 6.500%, 10–15–40	$9,000	$9,365
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009, 6.500%, 4–1–44	10,000	11,278
IL Fin Auth, Rev Bonds (Admiral at the Lake Proj), Ser 2010A, 8.000%, 5–15–40	12,000	14,131
IL Fin Auth, Rev Bonds (Admiral at the Lake Proj),Ser 2010A, 8.000%, 5–15–46	5,000	5,878
IL Fin Auth, Rev Bonds (Admiral at the Lake Proj), Ser 2010D-3, 6.000%, 5–15–17	4,000	4,009
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009, 7.000%, 8–15–44	11,985	14,403
IL Fin Auth, Rev Bonds (Three Crowns Park Proj), Ser 2006A: 5.875%, 2–15–26	1,000	1,035
5.875%, 2–15–38	2,450	2,512
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2009, 7.875%, 3–1–32	500	539
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2010, 7.500%, 3–1–32	1,500	1,596
SW IL Dev Auth, Local Govt Prog Rev Bonds (City of Belleville-Carlyle/Green Mount Redev Proj), Ser 2011A, 7.000%, 7–1–41	6,000	6,318
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008, 7.000%, 12–1–18	1,805	2,406
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009, 8.000%, 1–15–22	575	613
SW IL Dev Auth, Local Govt Prog Rev Rfdg Bonds (Granite City Proj), Ser 2012, 5.250%, 3–1–23 (B)	6,000	6,137
Upper IL River Vly Dev Auth (Pleasant View Luther Home Proj), Rev Bonds, Ser 2010: 7.250%, 11–15–40	1,100	1,187
7.375%, 11–15–45	1,500	1,617

94	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Municipal High Income Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Illinois (Continued)
Upper IL River Vly Dev Auth Multi-Fam Hsng Rev Bonds (Deer Park of Huntley Proj), Ser 2012, 6.500%, 12–1–32	$4,935	$5,015
Vlg of Matteson, Cook Cnty, IL, GO Cap Apprec Debt Cert, Ser 2010, 0.000%, 12–1–29 (C)	1,840	1,426
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011, 8.000%, 10–1–36	10,255	11,536

		128,418

Indiana – 2.5%
City of Carmel, IN, Rev Bonds, Ser 2012A: 7.000%, 11–15–27	1,550	1,629
7.000%, 11–15–32	2,000	2,045
7.125%, 11–15–42	7,500	7,625
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008, 6.000%, 1–15–17	10	11
Hendricks Cnty Redev Dist, Tax Incr Rev Rfdg Bonds, Ser 2010B, 6.450%, 1–1–23	220	234
IN Fin Auth, Rev Bonds (Irvington Cmnty Sch Proj), Ser 2009A, 9.000%, 7–1–39	1,075	1,329
IN Fin Auth, Midwestrn Disaster Relief Rev Bonds (OH Vly Elec Corp Proj), Ser 2012A, 5.000%, 6–1–39	7,000	7,417
Lake Station 2008 Bldg Corp, Lake Station, IN, First Mtg Bonds, Ser 2010, 6.000%, 7–15–27	3,170	3,590
Rockport, IN, Pollutn Ctrl Rev Rfdg Bonds (IN MI Power Co Proj), Ser 2009A, 6.250%, 6–1–25	1,000	1,082
Terre Haute, IN Rev Bonds (Westminister Vlg Proj),Ser 2012, 6.000%, 8–1–39	5,000	4,973
Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A, 7.000%, 2–1–30	1,960	2,076
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Standard Avenue Proj), Ser 2006, 5.350%, 1–15–27	4,005	3,996

MUNICIPAL BONDS (Continued)	Principal	Value
Indiana (Continued)
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Lakefront Dev Proj), Ser 2010, 6.750%, 1–15–32	$1,400	$1,497

		37,504

Iowa – 0.2%
IA Fin Auth, Ret Cmnty Rev Bonds (Edgewater LLC Proj), Ser 2007A, 6.750%, 11–15–37	3,000	3,020

Kansas – 0.8%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009, 7.000%, 9–1–38	500	594
Atchison, KS, Hosp Rev Bonds (Atchison Hosp Assoc), Ser 2009, 6.000%, 9–1–30 (A)	1,000	1,053
Lawrence, KS (The Bowersock Mills & Power Co Hydroelec Proj) Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A, 7.625%, 8–1–37	4,000	4,282
Olathe, KS, Spl Oblig Tax Incr Rev Bonds (West Vlg Ctr Proj), Ser 2007: 5.450%, 9–1–22	500	356
5.500%, 9–1–26	500	351
Olathe, KS, Sr Living Fac Rev Bonds (Catholic Care Campus, Inc.), Ser 2006A, 6.000%, 11–15–38	5,000	5,120
Unif Govt of Wyandotte Cnty/Kansas City, KS, Sales Tax Spl Oblig (Redev Proj Area B –Major Multi-Sport Athletic Complex Proj), Ser 2010B, 0.000%, 6–1–21 (C)	1,100	779

		12,535

Kentucky – 1.6%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A: 6.375%, 6–1–40	12,000	14,255
6.500%, 3–1–45	6,000	7,160
Murray, KY, Hosp Fac Rev Bonds (Murray-Calloway Cnty Pub Hosp Corp Proj), Ser 2010, 6.375%, 8–1–40	2,000	2,197

		23,612

MUNICIPAL BONDS (Continued)	Principal	Value
Louisiana – 0.6%
LA Local Govt Envirnmt, Fac and Comm Dev Auth, Rev Bonds (Westlake Chemical Corp Projs) (Ike Zone), Ser 2010A-2, 6.500%, 11–1–35	$7,475	$8,726
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A, 6.500%, 1–1–40	745	833

		9,559

Maine – 0.0%
Portland, ME, Gen Arpt Rev Bonds, Ser 2010, 5.000%, 1–1–30	500	556

Maryland – 0.4%
MD Econ Dev Corp, Econ Dev Rev Bonds (Terminal Proj), Ser B, 5.750%, 6–1–35	500	543
MD Econ Dev Corp, Port Fac Rfdg Rev Bonds (CNX Marine Terminals Inc. Port of Baltimore Fac), Ser 2010, 5.750%, 9–1–25	4,350	4,745

		5,288

Massachusetts – 1.0%
MA Dev Fin Agy, Sr Living Fac Rev Bonds (The Groves in Lincoln Issue), Ser 2009A, 7.875%, 6–1–44	200	109
MA Dev Fin Agy, Sr Living Fac Rev Bonds (The Groves in Lincoln Issue), Ser 2009C-2, 6.250%, 6–1–14	55	38
MA Port Auth, Spl Fac Rev Bonds (Delta Air Lines,Inc., Proj), Ser 2001B (Auction Rate Sec) (InsuredBy AMBAC), 0.451%, 1–1–31 (A)	20,000	14,750

		14,897

Michigan – 6.4%
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2001(C-1), 7.000%, 7–1–27	6,000	7,459
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2003(B), 7.500%, 7–1–33	5,500	6,951

2012	SEMIANNUAL REPORT	95

SCHEDULE OF INVESTMENTS

Ivy Municipal High Income Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Michigan (Continued)
Detroit, MI Water and Sewage Dept, Sewage Disp Sys Rev and Rev Rfdg Sr Lien Bonds, Ser 2012 A, 5.250%, 7–1–39	$5,000	$5,342
Detroit, MI, GO Bonds, Ser 2004-A(1) (Insured by AMBAC), 5.250%, 4–1–23	1,420	1,261
Econ Dev Corp of Oakland Cnty, Ltd Oblig Rev Rfdg Bonds (The Roman Catholic Archdiocese of Detroit), Ser 2011, 6.500%, 12–1–20	6,425	6,769
Flint Hosp Bldg Auth, Bldg Auth Rev Rental Bonds (Hurley Med Ctr), Ser 2010: 7.375%, 7–1–35	1,600	1,875
7.500%, 7–1–39	2,500	2,918
Flint Hosp Bldg Auth, Rev Rfdg Bonds (Hurley Med Ctr), Ser 2003, 6.000%, 7–1–20	4,115	4,193
Kent Hosp Fin Auth Rev Bonds (Metro Hosp Proj), Ser 2005A: 6.000%, 7–1–35	2,785	2,918
6.250%, 7–1–40	15,500	16,318
MI Fin Auth, Pub Sch Academy Ltd Oblig Rev and Rev Rfdg Bonds (MI Technical Academy Proj), Ser 2012: 7.100%, 10–1–31	1,000	1,052
7.450%, 10–1–41	2,000	2,103
MI Fin Auth, Pub Sch Academy Ltd Oblig Rev Bonds (Hanley Intl Academy, Inc. Proj), Ser 2010A, 6.125%, 9–1–40	4,535	4,644
MI Fin Auth, Rev Bonds (Sch Dist of Detroit), Ser2012, 5.000%, 6–1–20	1,425	1,622
MI Fin Auth, Sr Edu Fac Rev Bonds (St. Catherine of Siena Academy Proj), Ser 2010A, 8.500%, 10–1–45	13,000	14,962
MI Fin Auth, State Aid Rev Notes (Sch Dist of Detroit), Ser 2001A-1, 8.000%, 10–1–30	2,480	2,813
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Backed Bonds, Ser 2008A, 6.875%, 6–1–42	5,000	5,061

MUNICIPAL BONDS (Continued)	Principal	Value
Michigan (Continued)
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V: 8.000%, 9–1–29	$55	$70
8.250%, 9–1–39	4,750	6,118
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009W, 6.000%, 8–1–39	150	171

		94,620

Minnesota – 0.5%
Minneapolis Hlth Care Sys Rev Bonds (Fairview Hlth Svc), Ser 2008B, 6.500%, 11–15–38	4,350	5,317
Tob Securitization Auth, MN Tob Stlmt Rev Bonds, Ser 2011B, 5.250%, 3–1–31	1,500	1,682

		6,999

Missouri – 4.4%
Arnold, MO, Real Ppty Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A, 7.750%, 5–1–28	605	677
Belton, MO Tax Incr Rev Bonds (Belton MarketplaceRedev Proj), Ser 2012, 6.375%, 12–1–29	2,155	2,173
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2004: 6.000%, 3–1–19	2,610	2,629
6.250%, 3–1–24	1,100	1,107
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2006, 5.625%, 3–1–25	520	512
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A, 6.125%, 12–1–36	200	169
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A: 5.250%, 10–1–21	250	215
5.400%, 10–1–26	385	308
5.500%, 10–1–31	425	327
5.550%, 10–1–36	325	243
Hanley/Eager Road Trans Dev Dist, Rfdg Rev Bonds,Ser 2012A, 6.000%, 3–1–42	1,500	1,534

MUNICIPAL BONDS (Continued)	Principal	Value
Missouri (Continued)
Hlth and Edu Fac Auth of MO, Edu Fac Rfdg Rev Bonds, Rockhurst Univ, Ser 2011A: 6.500%, 10–1–30	$1,000	$1,156
6.500%, 10–1–35	1,000	1,154
Indl Dev Auth of Kansas City, MO, Sales Tax Rev Bonds (Ward Prkwy Ctr Cmnty Impvt Dist Proj), Ser 2011, 6.750%, 10–1–41	2,400	2,518
Indl Dev Auth of Kirkwood, MO, Ret Cmnty Rev Bonds (Aberdeen Heights Proj), Ser 2010A, 8.250%, 5–15–45	1,000	1,204
Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006, 5.000%, 11–1–23	2,360	2,313
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008: 6.000%, 4–1–18	1,170	760
7.000%, 4–1–28	535	348
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B, 7.000%, 9–1–35	1,000	1,060
Lee’s Summit, MO, Tax Incr Rev Bonds (Summit Fair Proj) Ser 2011, 7.250%, 4–1–30	5,000	5,296
Liberty, MO, Tax Incr Rev Bonds (Liberty Triangle Proj), Ser 2007, 5.500%, 10–1–22	205	196
Manchester, MO, Tax Increment and Trans Rfdg Rev Bonds (Hwy 141/Manchester Road Proj), Ser 2010, 6.875%, 11–1–39	5,090	5,437
Meadows Trans Dev Dist (Lake Saint Louis, MO), Ser 2010, 5.400%, 5–1–35	1,315	1,378
MO Dev Fin Board, Research Fac Rev Bonds (Midwest Research Institute Proj), Ser 2007, 4.500%, 11–1–27	225	233
St. Louis Cnty, MO, Rev Notes (Lambert Arpt Eastn Perimeter Redev Proj-RPA1), Sr Ser B, 9.000%, 11–1–31	8,975	9,459

96	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Municipal High Income Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Missouri (Continued)
St. Louis Muni Fin Corp, Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM): 0.000%, 7–15–36 (C)	$750	$233
0.000%, 7–15–37 (C)	1,500	438
Tax Incr Fin Comsn of Kansas City, MO, Tax Incr Rev Bonds (Brywood Ctr Proj), Ser 2010A, 8.000%, 4–1–33	3,950	2,765
The Elm Point Commons Cmnty Impvt Dist (St. Charles, MO), Spl Assmt Bonds, Ser 2007, 5.750%, 3–1–27	105	104
The Indl Dev Auth of Bridgeton, MO, Sales Tax Rev Bonds (Hilltop Cmnty Impvt Dist Proj), Ser 2008A, 5.875%, 11–1–35	250	227
The Indl Dev Auth of Kansas City, MO, Hlth Care Fac First Mtg Rev Bonds (The Bishop Spencer Place Proj), Ser 1994: 6.250%, 1–1–24	1,425	1,464
6.500%, 1–1–35	7,000	7,152
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007, 5.750%, 3–1–29	1,000	943
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C,
6.000%, 9–1–24 (D)	2,000	700
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007,
6.850%, 4–1–29	220	228
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002,
7.000%, 8–15–32	7,000	7,032
The Indl Dev Auth of St. Louis, MO, Tax Incr and Cmnty Impvt Dist Rfdg Rev Bonds (Loughborough Commons Redev Proj), Ser 2007,
5.750%, 11–1–27	940	948

MUNICIPAL BONDS (Continued)	Principal	Value
Missouri (Continued)
Univ Place Trans Dev Dist (St. Louis Cnty, MO), Sub Trans Sales Tax and Spl Assmt Rev Bonds, Ser 2009,
7.500%, 4–1–32	$1,150	$1,332

		65,972

Nebraska – 1.2%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
5.250%, 9–1–37	14,000	15,052
5.000%, 9–1–42	3,000	3,146

		18,198

Nevada – 0.3%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A:
6.000%, 6–15–15	2,100	2,231
8.000%, 6–15–30	1,500	1,736
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008,
8.000%, 12–1–38	265	320

		4,287

New Hampshire – 0.2%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A,
6.875%, 7–1–41	2,300	2,597

New Jersey – 1.2%
Newark NJ, Tax Anticipation Notes, Ser 2012A,
2.400%, 2–20–13	7,000	7,009
NJ Econ Dev Auth, Cigarette Tax Rev Rfdg Bonds, Ser 2012:
5.000%, 6–15–26	1,000	1,102
5.000%, 6–15–28	1,000	1,092
5.000%, 6–15–29	500	544
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999,
5.250%, 9–15–29	5,000	5,111
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 2000,
7.000%, 11–15–30	2,000	2,009
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B:
7.125%, 12–1–23	850	1,062
7.500%, 12–1–32	450	551

		18,480

MUNICIPAL BONDS (Continued)	Principal	Value
New York – 6.0%
Battery Park City Auth, Jr Rev Bonds (Auction RateSec) Ser 2003C-2 (Insured by AMBAC),
0.456%, 11–1–31 (A)	$9,900	$9,009
Battery Park City Auth, Jr Rev Bonds (Auction RateSec) Ser 2003C-4 (Insured by AMBAC),
0.438%, 11–1–31 (A)	11,700	10,647
Cnty of Rockland, NY, GO Rev Anticipation Notes, Ser 2012 B,
3.750%, 6–28–13	4,000	4,052
Dormitory Auth, Sch Dist Rev Bond Fin Prog, Ser 2010A (Insured by AGM),
5.000%, 10–1–22	1,000	1,196
Hudson Yards Infra Corp, Hudson Yards Sr Rev Bonds, Ser 2012A,
5.750%, 2–15–47	5,000	5,909
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2007A:
6.500%, 1–1–27	6,750	4,640
6.700%, 1–1–43	12,000	8,245
NY Enrg Research and Dev Auth, Fac Rev Bonds (Consolidated Edison Co of NY, Inc. Proj) Ser 2004B (Insured by SGI),
0.280%, 5–1–32 (A)	4,525	3,688
NY Enrg Research and Dev Auth, Fac Rev Bonds (Consolidated Edison Co of NY, Inc. Proj), Sub Ser 2004B-2 (Insured by SGI),
0.298%, 10–1–35 (A)	7,150	5,523
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohawk Power Corp Proj), Ser B (Insured by AMBAC),
0.536%, 12–1–25 (A)	18,180	16,816
NYC Indl Dev Agy, Spl Fac Rev Bonds (American Airlines, Inc. JFK Intl Arpt Proj), Ser 2005:
7.500%, 8–1–16 (D)	3,825	4,042
7.750%, 8–1–31 (D)	5,295	5,594
Rockland, NY, Rev Anticipation Notes, Ser 2012C,
2.500%, 9–24–13	6,570	6,602
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A:
7.250%, 1–1–20	310	311
7.250%, 1–1–30	1,940	1,942

2012	SEMIANNUAL REPORT	97

SCHEDULE OF INVESTMENTS

Ivy Municipal High Income Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
New York (Continued)
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B,
7.625%, 1–1–30	$700	$701

		88,917

North Carolina – 1.5%
NC Med Care Comsn, Ret Fac First Mtg Rev Bonds (Galloway Ridge Proj), Ser 2010A,
6.000%, 1–1–39	1,520	1,651
Wake Cnty Indl Fac and Pollutn Ctl Fin Auth, Pollutn Ctl Rev Rfdg Bonds (Carolina Power & Light Co Proj), Ser 1994A (Insured by AMBAC),
0.263%, 5–1–24 (A)	23,800	20,646

		22,297

Ohio – 2.4%
Cleveland-Cuyahoga Cnty Port Auth, Dev Rev Bonds (Garfield Heights Proj), Ser 2004D,
5.250%, 5–15–23	1,230	1,127
Cleveland-Cuyahoga Cnty Port Auth, Dev Rev Bonds (Flats East Dev Proj), Ser 2010B,
7.000%, 5–15–40	2,600	2,893
Columbus-Franklin Cnty Fin Auth, Dev Rev Bonds (Cent OH Rgnl Bond Fund), (One Neighborhood Proj), Ser 2010A,
6.500%, 11–15–39	1,225	1,262
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12–1–33	500	602
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp Proj), Ser 2009E,
5.625%, 10–1–19	11,090	13,060
OH Higher Edu Fac Rev Bonds (Ashland Univ 2010 Proj),
6.250%, 9–1–24	945	1,012
OH Hosp Fac Rev Bonds (Summa Hlth Sys 2010 Proj),
5.750%, 11–15–40	500	560
SE OH Port Auth, Hosp Fac Rev Rfdg and Impvt Bonds(Mem Hlth Sys of OH),
6.000%, 12–1–42	3,750	3,945

MUNICIPAL BONDS (Continued)	Principal	Value
Ohio (Continued)
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (Toledo Sch for the Arts Proj), Ser 2007B,
5.500%, 5–15–28	$880	$944
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (Toledo Express Arpt Proj), Ser 2004C,
6.375%, 11–15–32	310	326
Toledo-Lucas Cnty Port Auth, Spl Assmt Rev Bonds (Crocker Park Pub Impvt Proj), Ser 2003,
5.375%, 12–1–35	9,000	9,253

		34,984

Oklahoma – 0.7%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005:
6.125%, 11–15–25	2,000	2,066
6.000%, 11–15–38	7,495	7,622

		9,688

Oregon – 1.1%
Hosp Fac Auth of Deschutes Cnty, OR, Hosp Rev Rfdg Bonds (Cascade Hlthcare Cmnty, Inc.), Ser 2008,
8.250%, 1–1–38	1,240	1,593
Hosp Fac Auth of Salem, OR, Rev Rfdg Bonds (Cap Manor, Inc.), Ser 2012:
6.000%, 5–15–42	2,900	3,126
6.000%, 5–15–47	1,600	1,720
OR Fac Auth, Rev Bonds (Concordia Univ Proj), Ser 2010A:
6.125%, 9–1–30	1,135	1,255
6.375%, 9–1–40	1,750	1,939
Port of Portland, OR, Portland Intl Arpt, Passenger Fac Charge Rev Bonds, Ser 2011A,
5.500%, 7–1–30	5,180	6,191

		15,824

Pennsylvania – 3.5%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B,
7.250%, 7–1–39	200	242
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2010,
6.125%, 1–1–45	5,000	5,294

MUNICIPAL BONDS (Continued)	Principal	Value
Pennsylvania (Continued)
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A,
6.125%, 8–15–40	$18,500	$17,143
Hosp and Higher Edu Fac Auth of Philadelphia, Hosp Rev Bonds (Temple Univ Hlth Sys Oblig Grp), Ser 2012A,
5.625%, 7–1–42	5,500	5,845
PA Econ Dev Fin Auth, Solid Waste Disp Rev Bonds (Waste Mgmt, Inc. Proj), Ser 2004A,
4.700%, 11–1–21	675	727
PA Higher Edu Fac Auth, Rev Bonds (Edinboro Univ Fndtn Student Hsng Proj at Edinboro Univ of PA), Ser 2010,
6.000%, 7–1–43	2,530	2,853
PA Higher Edu Fac Auth, Student Hsng Rev Bonds (Univ Ppty, Inc. Student Hsng Proj at East Stroudsburg Univ of PA), Ser 2010,
6.000%, 7–1–21	1,000	1,191
Philadelphia Auth Indl Dev, Rev Bonds (Global Leadership Academy Charter Sch Proj), Ser 2010,
6.375%, 11–15–40	1,000	1,056
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011:
7.150%, 12–15–36	6,000	6,548
7.625%, 12–15–41	6,925	7,763
Philadelphia Auth Indl Dev, Rev Bonds (New Foundations Charter Sch Proj), Ser 2012,
6.625%, 12–15–41	2,000	2,188
Philadelphia, PA, Gas Works Rev Bonds (1998 Gen Ordinace), Ninth Ser,
5.250%, 8–1–40	1,250	1,336
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992,
7.300%, 7–1–12 (D)	70	24

		52,210

98	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Municipal High Income Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Puerto Rico – 3.1%
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2011 C,
6.500%, 7–1–40	$3,000	$3,376
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A:
5.750%, 7–1–28	3,000	3,278
5.500%, 7–1–39	5,000	5,163
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A,
6.000%, 7–1–47	5,000	5,302
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX:
5.750%, 7–1–36	2,415	2,583
5.250%, 7–1–40	5,270	5,343
PR Elec Power Auth, Power Rev Bonds, Ser 2012A,
5.000%, 7–1–42	5,000	5,000
PR Pub Fin Corp (Cmnwlth Approp Bonds), 2011 Ser B:
6.000%, 8–1–25	3,900	4,469
6.000%, 8–1–26	1,000	1,140
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2009A,
6.375%, 8–1–39	8,000	9,297
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2010C,
6.500%, 8–1–35	1,000	1,192

		46,143

Rhode Island – 0.4%
Tob Stlmt Fin Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2002A,
6.250%, 6–1–42	6,390	6,522

South Carolina – 0.3%
Piedmont Muni Pwr Agy, SC, Elec Rev Rfdg Bonds, Ser 2008C,
5.750%, 1–1–34	1,550	1,864
SC Jobs - Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn, LLC Proj), Ser 2009A:
6.000%, 4–1–30	1,510	1,617
6.500%, 4–1–42	750	821

		4,302

Tennessee – 0.6%
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2006A,
5.500%, 7–1–36	8,515	9,040

MUNICIPAL BONDS (Continued)	Principal	Value
Tennessee (Continued)
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2010A,
6.500%, 7–1–38	$500	$597

		9,637

Texas – 11.9%
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7–1–45	3,250	3,669
Cass Cnty Indl Dev Corp, Envirnmt Impvt Rev Bonds, Ser 2009A,
9.500%, 3–1–33	500	653
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1–1–36 (C)	500	145
0.000%, 1–1–40 (C)	500	115
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2011,
6.250%, 1–1–46	3,000	3,537
Dallas and Fort Worth, TX, Dallas/Fort Worth Intl Arpt, Joint Rev Rfdg Bonds, Ser 2012B,
5.000%, 11–1–32	5,000	5,644
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A:
8.625%, 9–1–29	125	137
9.000%, 9–1–38	1,250	1,358
Harris Cnty Cultural Edu Fac Fin Corp, Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009,
7.000%, 8–15–28	500	529
Harris Cnty Indl Dev Corp, Arpt Fac Rev Rfdg Bonds (Continental Airlines, Inc. Proj), Ser 1998,
5.375%, 7–1–19	4,500	4,501
Harris Cnty, TX, Toll Road Sr Lien, Rev Rfdg Bonds (SIFMA Index Bonds), Ser 2012A:
0.810%, 8–15–17 (A)	2,110	2,113
0.960%, 8–15–18 (A)	2,000	2,003
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008,
6.000%, 2–15–38	250	257
Houston Higher Edu Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A,
6.875%, 5–15–41	2,800	3,418

MUNICIPAL BONDS (Continued)	Principal	Value
Texas (Continued)
Houston, TX Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2011B:
5.000%, 7–1–25	$1,000	$1,185
5.000%, 7–1–26	2,680	3,130
La Vernia Higher Edu Fin Corp (KIPP, Inc.), Ser 2009A,
6.375%, 8–15–44	2,000	2,309
La Vernia Higher Edu Fin Corp (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009,
9.000%, 8–15–38	2,560	3,095
Love Field Arpt Modernization Corp, Spl Fac Rev Bonds (SW Airlines Co.—Love Field Modernization Prog Proj), Ser 2012,
5.000%, 11–1–28	4,000	4,308
Lubbock Hlth Fac Dev Corp, First Mtg Rev and RfdgBonds (Carillon Sr LifeCare Cmnty Proj), Ser 2005A,
6.500%, 7–1–26	1,500	1,563
Lubbock Hlth Fac Dev Corp, First Mtg Rev and Rfdg Bonds (Carillon Sr LifeCare Cmnty Proj), Ser 2005A,
6.625%, 7–1–36	7,000	7,218
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2007,
5.500%, 2–15–37	6,025	6,215
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2009,
6.250%, 2–15–37	5,000	5,465
Mission Econ Dev Corp, Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff, LLC Proj), Ser 2011,
6.875%, 12–1–24	2,540	2,696
North TX Twy Auth, Spl Proj Sys Rev Bonds Convertible Cap Apprec Bonds, Ser 2011C,
0.000%, 9–1–43 (C)	8,500	6,237
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.250%, 8–15–29	350	397
6.500%, 8–15–39	200	229
Red River Hlth Fac Dev Corp, First Mtg Rev Bonds (Eden Home, Inc. Proj), Ser 2012:
7.000%, 12–15–32	6,200	6,547
7.250%, 12–15–42	3,800	3,984

2012	SEMIANNUAL REPORT	99

SCHEDULE OF INVESTMENTS

Ivy Municipal High Income Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Texas (Continued)
Tarrant Cnty Cultural Edu Fac Fin Corp, Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A,
7.750%, 6–1–39	$155	$178
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp–Edgemere Proj), Ser 2006A:
6.000%, 11–15–26	2,035	2,178
6.000%, 11–15–36	6,615	7,040
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007:
5.500%, 11–15–22	3,000	3,155
5.625%, 11–15–27	250	260
5.750%, 11–15–37	11,840	12,263
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
8.000%, 11–15–29	2,500	2,814
8.125%, 11–15–39	5,000	5,592
Travis Cnty Hlth Fac Dev Corp, Ret Fac Rev Bonds (Querencia at Barton Creek Proj), Ser 2005A,
5.100%, 11–15–15	400	417
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	11,975	14,430
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–32	2,000	2,545
7.500%, 6–30–33	2,700	3,427
7.000%, 6–30–40	15,880	19,438
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
6.200%, 2–15–40	10,000	11,543
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A,
7.125%, 2–15–40	2,000	2,188
Wise Cnty, TX, Lease Rev Bonds (Parker Cnty Jr College Dist Proj), Ser 2011,
8.000%, 8–15–34	5,000	5,788

		175,913

MUNICIPAL BONDS (Continued)	Principal	Value
Utah – 0.4%
Muni Bldg Auth of Uintah Cnty, UT, Lease Rev Bonds, Ser 2008A,
5.300%, 6–1–28	$350	$390
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Paradigm High Sch), Ser 2010,
6.375%, 7–15–40	2,160	2,228
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Davis Preparatory Academy), Ser 2010,
6.250%, 7–15–30	1,015	1,068
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Star Academy Proj), Ser 2010B,
7.000%, 7–15–45	2,100	2,308

		5,994

Virgin Islands – 0.1%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note–Diageo Proj), Ser 2009A,
6.625%, 10–1–29	935	1,101

Virginia – 2.2%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2007A:
5.150%, 7–1–17	715	673
5.400%, 7–1–27	1,580	1,391
5.500%, 7–1–37	2,600	2,146
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A,
8.000%, 7–1–38	470	591
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C:
7.250%, 7–1–19	860	995
7.500%, 7–1–29	25	32
Mosaic Dist Cmnty Dev Auth, Fairfax Cnty, VA, Rev Bonds Ser 2011A,
6.875%, 3–1–36	4,300	4,870
Norfolk Redev and Hsng Auth, First Mtg Rev Bonds (Fort Norfolk Ret Cmnty, Inc. – Harbor’s Edge Proj), Ser 2004A,
6.125%, 1–1–35	1,000	1,007

MUNICIPAL BONDS (Continued)	Principal	Value
Virginia (Continued)
Norfolk Redev and Hsng Auth, Multifam Rental Hsng Fac Rev Bonds (1016 Ltd Partnership –Sussex Apt Proj), Ser 1996,
8.000%, 9–1–26	$455	$457
VA Small Business Fin Auth Sr Lien Rev Bonds (95 Express Lanes LLC Proj), Ser 2012,
5.000%, 7–1–34	3,000	3,161
VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco, LLC Proj), Ser 2012:
6.000%, 1–1–37	12,500	14,381
5.500%, 1–1–42	2,500	2,758

		32,462

Washington – 1.0%
Indl Dev Corp of the Port of Seattle, spl Fac RevRfdg Bonds (Delta Air Lines, Inc. Proj), Ser 2012,
5.000%, 4–1–30	4,000	4,023
Port of Seattle, Intermediate Lien Rev Rfdg Bonds, Ser 2012A,
5.000%, 8–1–33	1,635	1,913
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008,
6.625%, 12–1–21	2,250	2,624
Pub Hosp Dist No. 1, Skagit Cnty, WA (Skagit Vly Hosp), Hosp Rev Bonds, Ser 2005,
5.375%, 12–1–22	500	536
Pub Hosp Dist No. 1, Skagit Cnty, WA (Skagit Vly Hosp), Hosp Rev Bonds, Ser 2007,
5.625%, 12–1–25	500	553
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009:
6.250%, 7–1–24	795	951
7.000%, 7–1–31	1,580	1,887
7.000%, 7–1–39	2,000	2,329
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.375%, 3–1–38	250	309

		15,125

100	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Municipal High Income Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
West Virginia – 0.3%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A,
6.750%, 10–1–37	$4,000	$4,657

Wisconsin – 1.0%
Pub Fin Auth Sr Arpt Fac Rev and Rfdg Bonds (TrIps Obligated Group), Ser 2012B,
5.000%, 7–1–42	2,500	2,519
WI Hlth and Edu Fac Auth, Rev Bonds (Beaver Dam Cmnty Hosp, Inc. Proj), Ser 2004A,
6.750%, 8–15–34	1,000	1,032
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
6.125%, 6–1–35	1,220	1,384
6.125%, 6–1–39	250	283
WI Hlth and Edu Fac Auth, Rev Bonds (Saint John’s Cmnty, Inc.), Ser 2009:
7.250%, 9–15–29	2,180	2,541
7.625%, 9–15–39	5,500	6,392

		14,151

TOTAL MUNICIPAL BONDS – 91.6%		$1,357,532
(Cost: $1,273,004)

SHORT-TERM SECURITIES
Commercial Paper – 2.8%
Becton Dickinson & Co.,
0.220%, 10–17–12 (E)	5,350	5,349
Bemis Company, Inc.,
0.380%, 10–22–12 (E)	6,000	5,999
Danaher Corporation,
0.160%, 10–4–12 (E)	3,500	3,500
Ecolab Inc.,
0.340%, 10–10–12 (E)	7,000	6,999
Harley-Davidson Funding Corp. (GTD by Harley-Davidson, Inc.),
0.330%, 10–9–12 (E)	3,000	3,000
Kroger Co. (The):
0.400%, 10–2–12 (E)	5,421	5,421
0.400%, 10–3–12 (E)	6,000	6,000

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (Continued)
Wisconsin Electric Power Co.:
0.200%, 10–1–12 (E)	$1,283	$1,283
0.210%, 10–11–12 (E)	5,000	5,000

		42,551

Municipal Obligations – 4.3%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America, N.A.),
0.170%, 10–1–12 (F)	1,400	1,400
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank, N.A.),
0.150%, 10–3–12 (F)	834	834
IL Fin Auth, Var Rate Demand Rev Bonds (The CarleFndtn), Ser 2009 (GTD by JPMorgan Chase Bank, N.A.),
0.180%, 10–4–12 (F)	3,000	3,000
IL Fin Auth, Var Rate Demand Rev Bonds (The Univ of Chicago Med Ctr), Ser D (GTD by JPMorgan Chase & Co.),
0.190%, 10–1–12 (F)	3,000	3,000
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2012 A (GTD by U.S. Bank,N.A.),
0.170%, 10–1–12 (F)	2,415	2,415
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.),
0.180%, 10–1–12 (F)	7,000	7,000
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser2007 (GTD by Bank of New York (The)),
0.180%, 10–1–12 (F)	13,270	13,270
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B,
0.190%, 10–1–12 (F)	8,929	8,929

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations (Continued)
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation),
0.190%, 10–1–12 (F)	$2,000	$2,000
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation),
0.190%, 10–1–12 (F)	12,056	12,056
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (GTD by Exxon Mobil Corporation),
0.210%, 10–1–12 (F)	3,775	3,775
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.),
0.180%, 10–1–12 (F)	1,500	1,500
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004,
0.200%, 10–1–12 (F)	3,870	3,870

		63,049

TOTAL SHORT-TERM SECURITIES – 7.1%		$105,600
(Cost: $105,600)

TOTAL INVESTMENT SECURITIES – 98.7%		$1,463,132
(Cost: $1,378,604)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.3%		19,971

NET ASSETS – 100.0%		$1,483,103

2012	SEMIANNUAL REPORT	101

SCHEDULE OF INVESTMENTS

Ivy Municipal High Income Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012.

(B)	Purchased on a when-issued basis with settlement subsequent to September 30, 2012.

(C)	Zero coupon bond.

(D)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E)	Rate shown is the yield to maturity at September 30, 2012.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$1,272,964	$84,568
Short-Term Securities	—	105,600	—
Total	$—	$1,378,564	$84,568

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Municipal Bonds
Beginning Balance 4-1-12	$724
Net realized gain (loss)	—
Net unrealized appreciation (depreciation)	(1,013)
Purchases	80,713
Sales	—
Transfers into Level 3 during the period	4,144
Transfers out of Level 3 during the period	—
Ending Balance 9-30-12	$84,568
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-12	$(1,013)

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 9-30-12	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Municipal Bonds	$84,568	Third-party vendor pricing service	Vendor Quotes	34.00- 92.50%

The following acronym is used throughout this schedule:

AMBAC = American Municipal Bond Assurance Corp.

AGM = Assured Guaranty Municipal

GTD = Guaranteed

SGI = Syncora Guarantee, Inc.

See Accompanying Notes to Financial Statements.

102	SEMIANNUAL REPORT	2012

PORTFOLIO HIGHLIGHTS

Ivy Pacific Opportunities Fund ALL DATA IS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Asset Allocation

Stocks	95.8%
Financials	30.6%
Consumer Discretionary	11.7%
Information Technology	10.9%
Energy	10.5%
Telecommunication Services	10.5%
Industrials	8.6%
Materials	6.7%
Consumer Staples	5.0%
Utilities	1.3%
Bonds	0.0%
Corporate Debt Securities	0.0%
Cash and Cash Equivalents	4.2%

Lipper Rankings

Category: Lipper Pacific Ex Japan Funds	Rank	Percentile
1 Year	80/95	84
3 Year	47/52	89
5 Year	23/31	72
10 Year	18/27	65

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

Pacific Basin	95.8%
China	24.0%
South Korea	15.7%
Hong Kong	13.8%
India	10.3%
Taiwan	10.0%
Singapore	8.8%
Thailand	6.6%
Other Pacific Basin	6.6%
Cash and Cash Equivalents and Options	4.2%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Samsung Electronics Co., Ltd.	South Korea	Information Technology	Semiconductors
Galaxy Entertainment Group Limited, ADR	Hong Kong	Consumer Discretionary	Casinos & Gaming
PetroChina Company Limited, H Shares	China	Energy	Integrated Oil & Gas
Industrial and Commercial Bank of China Limited, H Shares	China	Financials	Diversified Banks
LG Chem, Ltd.	South Korea	Materials	Commodity Chemicals
AIA Group Limited	Hong Kong	Financials	Life & Health Insurance
SembCorp Industries Ltd	Singapore	Industrials	Industrial Conglomerates
China Mobile Limited	China	Telecommunication Services	Wireless Telecommunication Service
Keppel Corporation Limited	Singapore	Industrials	Industrial Conglomerates
StarHub Ltd	Singapore	Telecommunication Services	Wireless Telecommunication Service

See your advisor or www.ivyfunds.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

2012	SEMIANNUAL REPORT	103

SCHEDULE OF INVESTMENTS

Ivy Pacific Opportunities Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
China – 24.0%
ANTA Sports Products Limited	14,421	$11,084
Belle International Holdings Limited	1,839	3,330
Bona Film Group Limited, ADR (A)	601	3,143
Brilliance China Automotive Holdings Limited (A)	3,202	3,531
China Communications Construction Company Limited, H Shares	13,764	11,130
China Communications Services Corporation Limited,H Shares	23,364	13,529
China Minsheng Banking Corp., Ltd., H Shares (A)	5,000	3,946
China Minsheng Banking Corp., Ltd., H Shares (A)(B)	17,161	13,544
China Mobile Limited (A)	1,374	15,230
China Resources Power Holdings Company Limited	4,070	8,913
China Zenix Auto International Limited, ADR	600	1,932
CITIC Securities Company Limited, H Shares (A)	7,823	13,801
Industrial and Commercial Bank of China Limited, H Shares (A)	29,069	17,170
Longtop Financial Technologies Limited, ADR (A)	195	—	*
PetroChina Company Limited, H Shares	13,168	17,254
Ping An Insurance Group Co of China Ltd	1,325	8,845
Tencent Holdings Limited	403	13,731
Xueda Education Group, ADR (A)	238	785

		160,898

Hong Kong – 13.8%
AIA Group Limited (A)	4,314	16,077
Cheung Kong (Holdings) Limited	678	9,942
China Modern Dairy Holdings Ltd., H Shares (A)	22,464	5,852
China Overseas Land & Investment Limited	5,322	13,535
China Resources Cement Holdings Limited (A)	12,458	7,246
CNOOC Limited	3,061	6,277
Galaxy Entertainment Group Limited, ADR (A)	5,937	19,907
Sun Hung Kai Properties Limited	949	13,903

		92,739

COMMON STOCKS (Continued)	Shares	Value
India – 10.3%
Cairn India Limited (A)	1,980	$12,427
Coal India Limited	1,426	9,702
Federal Bank Limited (The)	125	1,059
Grasim Industries Limited	169	10,597
Hexaware Technologies Limited	595	1,374
Housing Development Finance Corporation Limited (A)(B)	497	7,302
ICICI Bank Limited	564	11,321
Infrastructure Development Finance Company Limited (A)	1,325	3,880
State Bank of India	277	11,772

		69,434

Indonesia – 2.9%
PT Bumi Serpong Damai Tbk	50,975	6,019
PT Indocement Tunggal Prakarsa Tbk.	4,738	10,074
PT United Tractors Tbk	1,466	3,170

		19,263

Malaysia – 2.4%
Telekom Malaysia Berhad	6,308	12,776
UEM Land Holdings Berhad (A)	5,598	3,077

		15,853

Philippines – 1.3%
GT Capital Holdings Incorporated (B)	451	5,891
Megaworld Corporation	55,451	2,964

		8,855

Singapore – 8.8%
Global Logistic Properties Limited (A)(B)	847	1,732
Golden Agri-Resources Ltd.	10,191	5,481
Keppel Corporation Limited	1,621	15,057
Keppel Land Limited	2,298	6,648
SembCorp Industries Ltd	3,447	15,928
StarHub Ltd	4,777	14,480

		59,326

South Korea – 15.7%
Dongbu Insurance Co., Ltd.	243	10,576
GLOVIS Co., Ltd.	46	9,982
Hyundai Mobis	38	10,521
Hyundai Motor Company	63	14,293
LG Chem, Ltd.	57	16,909
Samsung Electronics Co., Ltd.	17	20,491
Shinhan Financial Group	285	9,731
SK Energy Co., Ltd.	86	13,088

		105,591

COMMON STOCKS (Continued)	Shares	Value
Taiwan – 10.0%
Delta Electronics, Inc.	1,772	$6,861
Hiwin Technologies Corp.	338	2,478
MediaTek Incorporation	942	9,946
Novatek Microelectronics Corp.	2,784	10,067
Taiwan Mobile Co., Ltd.	3,869	14,123
Taiwan Semiconductor Manufacturing Company Ltd.	3,689	11,301
Uni-President Enterprises Corp.	7,182	12,740

		67,516

Thailand – 6.6%
Bangkok Bank Public Company Limited	1,881	12,285
BEC World Public Company Limited	5,158	10,390
PTT Public Company Limited	1,157	12,362
Thai Union Frozen Products Public Company Limited	3,848	9,157

		44,194

TOTAL COMMON STOCKS – 95.8%		$643,669
(Cost: $583,247)

CORPORATE DEBT SECURITIES – 0.0%	Principal
India – 0.0%
Dr. Reddy’s Laboratories Ltd., 9.250%, 3–24–14 (C)	INR1,480	$143

(Cost: $–)

SHORT-TERM SECURITIES
Master Note – 0.6%
Toyota Motor Credit Corporation, 0.122%, 10–5–12 (D)	$3,798	$3,798

TOTAL SHORT-TERM SECURITIES – 0.6%		$3,798
(Cost: $3,798)

TOTAL INVESTMENT SECURITIES – 96.4%		$647,610
(Cost: $587,045)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 3.6%		24,345

NET ASSETS – 100.0%		$671,955

104	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Pacific Opportunities Fund (in thousands) SEPTEMBER 30, 2012 (UNAUDITED)

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the total value of these securities amounted to $28,469 or 4.2% of net assets.

(C)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (INR—Indian Rupee).

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date the variable rate resets.

The following total return swap agreements were outstanding at September 30, 2012:

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Depreciation
UBS AG, London	$4,651	China Vanke Company Ltd.	6–19–13	USD LIBOR + 0.700%	$(50)

#	The Fund pays the financing fee multiplied by the notional amount each month. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying security.

The following written options were outstanding at September 30, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Baidu.com, Inc., ADR	N/A	Put	579	December 2012	$100.00	$231	$(187)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$78,917	$—	$—
Consumer Staples	33,230	—	—
Energy	71,110	—	—
Financials	205,019	—	—
Industrials	57,744	—	—
Information Technology	73,772	—	—	*
Materials	44,826	—	—
Telecommunication Services	70,138	—	—
Utilities	8,913	—	—
Total Common Stocks	$643,669	$—	$—	*
Corporate Debt Securities	—	143	—
Short-Term Securities	—	3,798	—
Total	$643,669	$3,941	$—	*

Liabilities
Written Options	$187	$—	$—
Swap Agreements	$—	$50	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

2012	SEMIANNUAL REPORT	105

SCHEDULE OF INVESTMENTS

Ivy Pacific Opportunities Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

Market Sector Diversification
(as a % of net assets)
Financials	30.6%
Consumer Discretionary	11.7%
Information Technology	10.9%
Telecommunication Services	10.5%
Energy	10.5%
Industrials	8.6%
Materials	6.7%
Consumer Staples	5.0%
Utilities	1.3%
Health Care	0.0%
Other+	4.2%

+Includes	cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

106	SEMIANNUAL REPORT	2012

PORTFOLIO HIGHLIGHTS

Ivy Small Cap Growth Fund	ALL DATA IS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Asset Allocation

Stocks	97.3%
Information Technology	29.5%
Industrials	18.4%
Financials	14.9%
Health Care	14.0%
Consumer Discretionary	12.1%
Energy	4.8%
Consumer Staples	3.3%
Materials	0.3%
Cash and Cash Equivalents	2.7%

Lipper Rankings

Category: Lipper Small-Cap Growth Funds	Rank	Percentile
1 Year	326/537	61
3 Year	129/482	27
5 Year	57/420	14
10 Year	49/269	19

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
Ultimate Software Group, Inc. (The)	Information Technology
SVB Financial Group	Financials
Volcano Corporation	Health Care
Affiliated Managers Group, Inc.	Financials
Panera Bread Company, Class A	Consumer Discretionary
Westinghouse Air Brake Technologies Corporation	Industrials
Portfolio Recovery Associates, Inc.	Industrials
OSI Systems, Inc.	Information Technology
United Natural Foods, Inc.	Consumer Staples
ACI Worldwide, Inc.	Information Technology

See your advisor or www.ivyfunds.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

2012	SEMIANNUAL REPORT	107

SCHEDULE OF INVESTMENTS

Ivy Small Cap Growth Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Advertising – 0.4%
Acquity Group Ltd, ADR (A)	349	$3,412

Air Freight & Logistics – 1.6%
Hub Group, Inc. (A)	426	12,635

Apparel Retail – 2.3%
Tilly’s, Class A (A)	165	3,021
Zumiez Inc. (A)	535	14,835

		17,856

Apparel, Accessories & Luxury Goods – 2.6%
Quiksilver, Inc. (A)	1,072	3,557
Under Armour, Inc., Class A (A)	304	16,958

		20,515

Application Software – 10.3%
ACI Worldwide, Inc. (A)	448	18,920
Qlik Technologies Inc. (A)	562	12,590
SS&C Technologies Holdings, Inc. (A)	329	8,304
Synchronoss Technologies, Inc. (A)	378	8,665
Tyler Technologies, Inc. (A)	109	4,798
Ultimate Software Group, Inc. (The) (A)	269	27,491

		80,768

Asset Management & Custody Banks – 4.0%
Affiliated Managers Group, Inc. (A)	192	23,567
Safeguard Scientifics, Inc. (A)	477	7,476

		31,043

Automotive Retail – 0.3%
Lithia Motors, Inc.	60	2,012

Biotechnology – 3.3%
Cepheid (A)	253	8,714
Incyte Corporation (A)	788	14,219
Ironwood Pharmaceuticals, Inc., Class A (A)	234	2,991

		25,924

Brewers – 0.7%
Boston Beer Company, Inc. (The), Class A (A)	48	5,386

Communications Equipment – 3.8%
Aruba Networks, Inc. (A)	680	15,299
Finisar Corporation (A)	574	8,211
JDS Uniphase Corporation (A)	209	2,587
Procera Networks, Inc. (A)	172	4,035

		30,132

Construction & Farm Machinery & Heavy Trucks – 2.9%
Westinghouse Air Brake Technologies Corporation	287	23,011

COMMON STOCKS (Continued)	Shares	Value
Consumer Finance – 1.9%
First Cash Financial Services, Inc. (A)	318	$14,619

Data Processing & Outsourced Services – 2.0%
Jack Henry & Associates, Inc.	418	15,823

Distributors – 1.2%
Pool Corporation	236	9,796

Diversified Support Services – 2.8%
Portfolio Recovery Associates, Inc. (A)	213	22,263

Electrical Components & Equipment – 0.7%
II-VI Incorporated (A)	268	5,105

Electronic Equipment & Instruments – 2.7%
OSI Systems, Inc. (A)	275	21,441

Electronic Manufacturing Services – 1.5%
IPG Photonics Corporation (A)	211	12,062

Environmental & Facilities Services – 3.4%
Team, Inc. (A)	366	11,651
Waste Connections, Inc.	506	15,300

		26,951

Fertilizers & Agricultural Chemicals – 0.3%
American Vanguard Corporation	59	2,046

Food Distributors – 2.6%
United Natural Foods, Inc. (A)	346	20,204

Health Care Equipment – 5.7%
DexCom, Inc. (A)	607	9,123
Heartware International, Inc. (A)	75	7,125
Thoratec Corporation (A)	134	4,633
Volcano Corporation (A)	850	24,275

		45,156

Health Care Facilities – 2.6%
Community Health Systems, Inc. (A)	355	10,333
LifePoint Hospitals, Inc. (A)	240	10,284

		20,617

Health Care Supplies – 1.1%
Endologix, Inc. (A)	597	8,251

Health Care Technology – 1.3%
athenahealth, Inc. (A)	107	9,810

Human Resource & Employment Services – 0.9%
Kforce Inc. (A)	583	6,868

COMMON STOCKS (Continued)	Shares	Value
Internet Software & Services – 1.0%
Demandware, Inc. (A)	102	$3,242
ExactTarget, Inc. (A)	172	4,166
Trulia, Inc. (A)	31	664

		8,072

Leisure Facilities – 2.2%
Vail Resorts, Inc.	302	17,416

Office Services & Supplies – 0.7%
United Stationers Inc.	203	5,282

Oil & Gas Equipment & Services – 1.4%
Dril-Quip, Inc. (A)	143	10,293
Forum Energy Technologies, Inc. (A)	31	761

		11,054

Oil & Gas Exploration & Production – 3.4%
Bonanza Creek Energy, Inc. (A)	147	3,454
Gulfport Energy Corporation (A)	232	7,256
Laredo Petroleum Holdings, Inc. (A)	156	3,433
Oasis Petroleum LLC (A)	209	6,171
Rosetta Resources Inc. (A)	135	6,467

		26,781

Regional Banks – 8.1%
Bank of the Ozarks, Inc.	376	12,971
Signature Bank (A)	247	16,535
SVB Financial Group (A)	440	26,597
UMB Financial Corporation	167	8,144

		64,247

Research & Consulting Services – 0.1%
CoStar Group, Inc. (A)	6	480

Restaurants – 3.1%
Panera Bread Company, Class A (A)	138	23,497

Semiconductors – 3.6%
Cavium Inc. (A)	233	7,766
Power Integrations, Inc.	200	6,074
Semtech Corporation (A)	572	14,383

		28,223

Specialized REITs – 0.9%
Strategic Hotels & Resorts, Inc. (A)	1,143	6,869

Systems Software – 4.6%
Eloqua, Inc. (A)	85	1,679
MICROS Systems, Inc. (A)	359	17,649
NetSuite Inc. (A)	259	16,525

		35,853

108	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Small Cap Growth Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value

Trading Companies & Distributors – 3.2%
Beacon Roofing Supply, Inc. (A)	247	$7,042
Rush Enterprises, Inc. (A)	59	1,140
Watsco, Inc.	226	17,114

		25,296

Trucking – 2.1%
Landstar System, Inc.	340	16,089

TOTAL COMMON STOCKS – 97.3%		$762,865
(Cost: $583,461)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper – 1.6%
Ecolab Inc., 0.340%, 10-4-12 (B)	$4,000	$4,000
Freddie Mac Discount Notes, 0.130%, 12-18-12 (B)	3,000	2,999
Wisconsin Electric Power Co.: 0.200%, 10-1-12 (B)	2,526	2,526
0.190%, 10-3-12 (B)	3,000	3,000

		12,525

SHORT-TERM SECURITIES (Continued)	Principal	Value
Master Note – 0.5%
Toyota Motor Credit Corporation, 0.122%, 10-5-12 (C)	$4,011	$4,011

TOTAL SHORT-TERM SECURITIES – 2.1%		$16,536
(Cost: $16,536)

TOTAL INVESTMENT SECURITIES – 99.4%		$779,401
(Cost: $599,997)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		4,346

NET ASSETS – 100.0%		$783,747

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2012.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$762,865	$—	$—
Short-Term Securities	—	16,536	—
Total	$762,865	$16,536	$—

The following acronyms are used throughout this schedule:

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	109

PORTFOLIO HIGHLIGHTS

Ivy Small Cap Value Fund	ALL DATA IS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Asset Allocation

Stocks	90.4%
Consumer Discretionary	23.1%
Financials	21.4%
Energy	11.0%
Information Technology	8.4%
Materials	8.0%
Industrials	7.2%
Health Care	5.8%
Utilities	4.4%
Consumer Staples	1.1%
Cash and Cash Equivalents	9.6%

Lipper Rankings

Category: Lipper Small-Cap Value Funds	Rank	Percentile
1 Year	148/275	54
3 Year	167/222	75
5 Year	75/193	39
10 Year	65/112	58

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
Triumph Group, Inc.	Industrials
Visteon Corporation	Consumer Discretionary
McDermott International, Inc.	Energy
Cinemark Holdings, Inc.	Consumer Discretionary
Community Health Systems, Inc.	Health Care
First Horizon National Corporation	Financials
Great Plains Energy Incorporated	Utilities
Boise Inc.	Materials
Hanesbrands Inc.	Consumer Discretionary
Lexington Corporation Properties Trust	Financials

See your advisor or www.ivyfunds.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

110	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Small Cap Value Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense – 3.0%
Triumph Group, Inc.	127	$7,955

Apparel Retail – 1.2%
AnnTaylor Stores Corporation (A)	82	3,101

Apparel, Accessories & Luxury Goods – 4.0%
Hanesbrands Inc. (A)	178	5,687
Jones Apparel Group, Inc.	357	4,592

		10,279

Application Software – 1.0%
Synchronoss Technologies, Inc. (A)	113	2,590

Auto Parts & Equipment – 4.6%
Dana Holding Corporation	314	3,863
Visteon Corporation (A)	174	7,750

		11,613

Broadcasting – 3.7%
Belo Corp., Class A	694	5,433
Entercom Communications Corp. (A)	620	4,251

		9,684

Construction & Farm Machinery & Heavy Trucks – 2.4%
Accuride Corporation (A)	381	1,776
Manitowoc Company, Inc. (The)	325	4,339

		6,115

Data Processing & Outsourced Services – 1.8%
CoreLogic Inc. (A)	180	4,773

Electric Utilities – 2.3%
Great Plains Energy Incorporated	268	5,973

Food Retail – 0.3%
Roundy’s Supermarkets, Inc.	145	877

Forest Products – 1.4%
Louisiana-Pacific Corporation (A)	280	3,504

Gas Utilities – 2.1%
Southwest Gas Corporation	120	5,324

Health Care Facilities – 5.3%
Community Health Systems, Inc. (A)	229	6,684
HealthSouth Corporation (A)	164	3,934
LifePoint Hospitals, Inc. (A)	71	3,029

		13,647

Health Care Services – 0.5%
Team Health Holdings, Inc. (A)	47	1,281

COMMON STOCKS (Continued)	Shares	Value
Homebuilding – 2.0%
M.D.C. Holdings, Inc.	133	$5,110

Movies & Entertainment – 2.7%
Cinemark Holdings, Inc.	312	7,000

Office REITs – 2.2%
Lexington Corporation Properties Trust	581	5,611

Oil & Gas Equipment & Services – 4.6%
GulfMark Offshore, Inc. (A)	148	4,900
McDermott International, Inc. (A)	573	7,006

		11,906

Oil & Gas Exploration & Production – 3.2%
EV Energy Partners, L.P.	57	3,522
Oasis Petroleum LLC (A)	72	2,128
Petroleum Development Corporation (A)	82	2,606

		8,256

Oil & Gas Storage & Transportation – 3.2%
Atlas Pipeline Partners, L.P.	87	2,966
EQT Midstream Partners, LP (A)	92	2,661
MarkWest Energy Partners, L.P.	47	2,569

		8,196

Paper Packaging – 2.3%
Boise Inc.	667	5,844

Personal Products – 0.8%
Inter Parfums, Inc.	111	2,031

Property & Casualty Insurance – 2.1%
Argo Group International Holdings, Ltd.	164	5,312

Publishing – 4.2%
E. W. Scripps Company (The) (A)	417	4,442
Valassis Communications, Inc. (A)	162	3,987
Washington Post Company, Class B (The)	7	2,469

		10,898

Regional Banks – 7.9%
Bank of Marin Bancorp	71	3,004
First Horizon National Corporation	681	6,556
First Niagara Financial Group, Inc.	593	4,800
Wintrust Financial Corporation	51	1,920
Zions Bancorporation	217	4,474

		20,754

COMMON STOCKS (Continued)	Shares	Value
Reinsurance – 4.2%
Endurance Specialty Holdings Ltd.	143	$5,509
Reinsurance Group of America, Incorporated	92	5,324

		10,833

Restaurants – 0.7%
Bloomin’ Brands, Inc. (A)	117	1,924

Semiconductor Equipment – 1.4%
Teradyne, Inc. (A)	248	3,532

Semiconductors – 2.9%
Freescale Semiconductor, Inc. (A)	406	3,859
Spansion Inc. (A)	309	3,680

		7,539

Specialized REITs – 1.7%
Strategic Hotels & Resorts, Inc. (A)	732	4,396

Specialty Chemicals – 4.3%
Ashland Inc.	70	5,005
Cytec Industries Inc.	57	3,728
RPM International Inc.	93	2,654

		11,387

Technology Distributors – 1.3%
Insight Enterprises, Inc. (A)	186	3,243

Thrifts & Mortgage Finance – 1.9%
Capitol Federal Financial	403	4,822

Trucking – 1.8%
Marten Transport, Ltd.	189	3,313
Werner Enterprises, Inc.	57	1,227

		4,540

TOTAL COMMON STOCKS – 89.0%		$229,850
(Cost: $203,358)

INVESTMENT FUNDS – 1.4%
Asset Management & Custody Banks – 1.4%
THL Credit, Inc.	264	$3,703

(Cost: $3,396)

2012	SEMIANNUAL REPORT	111

SCHEDULE OF INVESTMENTS

Ivy Small Cap Value Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper – 4.3%
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited),
0.180%, 10-2-12 (B)	$4,000	$4,000
Diageo Capital plc (GTD by Diageo plc),
0.300%, 10-1-12 (B)	3,010	3,010
Freddie Mac Discount Notes,
0.130%, 12-11-12 (B)	4,000	3,999

		11,009

Master Note – 1.5%
Toyota Motor Credit Corporation,
0.122%, 10-5-12 (C)	3,919	3,919

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations – Taxable – 4.0%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B,
0.190%, 10-1-12 (C)	$2,000	$2,000
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2010J (GTD by Chevron Corporation),
0.190%, 10-1-12 (C)	3,920	3,920

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations – Taxable (Continued)
The Indl Dev Auth of Phoenix, AZ, Adj Mode Multifam Hsng Rev Rfdg Bonds (Paradise Lakes Apt Proj), Ser 2007A (GTD by Wachovia Bank, N.A.),
0.190%, 10-4-12 (C)	$4,386	$4,386

		10,306

TOTAL SHORT-TERM SECURITIES – 9.8%		$25,234
(Cost: $25,234)

TOTAL INVESTMENT SECURITIES – 100.2%		$258,787
(Cost: $231,988)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(458)

NET ASSETS – 100.0%		$258,329

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2012.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$229,850	$—	$—
Investment Funds	3,703	—	—
Short-Term Securities	—	25,234	—
Total	$233,553	$25,234	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

112	SEMIANNUAL REPORT	2012

PORTFOLIO HIGHLIGHTS

Ivy Tax-Managed Equity Fund	ALL DATA IS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Asset Allocation

Stocks	93.0%
Information Technology	32.6%
Consumer Discretionary	22.8%
Consumer Staples	11.4%
Industrials	8.9%
Energy	7.5%
Financials	3.7%
Health Care	3.1%
Materials	3.0%
Cash and Cash Equivalents	7.0%

Lipper Rankings

Category: Lipper Large-Cap Growth Funds	Rank	Percentile
1 Year	599/709	85
3 Year	519/648	80

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
Apple Inc.	Information Technology
MasterCard Incorporated, Class A	Information Technology
Precision Castparts Corp.	Industrials
Monsanto Company	Materials
Starbucks Corporation	Consumer Discretionary
Cognizant Technology Solutions Corporation, Class A	Information Technology
Philip Morris International Inc.	Consumer Staples
Google Inc., Class A	Information Technology
Las Vegas Sands, Inc.	Consumer Discretionary
Schlumberger Limited	Energy

See your advisor or www.ivyfunds.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

2012	SEMIANNUAL REPORT	113

SCHEDULE OF INVESTMENTS

Ivy Tax-Managed Equity Fund (in thousands) SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense – 5.1%
Boeing Company (The)	6	$430
Precision Castparts Corp.	4	649

		1,079

Apparel, Accessories & Luxury Goods – 1.4%
Under Armour, Inc., Class A (A)	5	287

Application Software – 2.0%
Intuit Inc.	7	432

Asset Management & Custody Banks – 1.9%
T. Rowe Price Group, Inc.	6	405

Auto Parts & Equipment – 1.4%
BorgWarner Inc. (A)	4	294

Automotive Retail – 1.4%
AutoZone, Inc. (A)	1	307

Broadcasting – 4.2%
CBS Corporation, Class B	16	572
Discovery Holding Company, Class A (A)	5	290

		862

Casinos & Gaming – 3.8%
Las Vegas Sands, Inc.	13	597
Wynn Resorts, Limited	2	215

		812

Communications Equipment – 2.1%
QUALCOMM Incorporated	7	437

Computer Hardware – 10.3%
Apple Inc. (A)	3	2,168

Consumer Finance – 1.8%
American Express Company	7	386

Data Processing & Outsourced Services – 6.2%
MasterCard Incorporated, Class A	2	740
Visa Inc., Class A	4	573

		1,313

Distillers & Vintners – 0.9%
Beam Inc.	3	200

Fertilizers & Agricultural Chemicals – 3.0%
Monsanto Company	7	643

Footwear – 2.2%
NIKE, Inc., Class B	5	473

Hotels, Resorts & Cruise Lines – 0.8%
Starwood Hotels & Resorts Worldwide, Inc.	3	178

Household Products – 1.1%
Colgate-Palmolive Company	2	238

COMMON STOCKS (Continued)	Shares	Value
Hypermarkets & Super Centers – 1.4%
Costco Wholesale Corporation	3	$296

Industrial Machinery – 2.3%
Pall Corporation	8	480

Internet Retail – 1.8%
Amazon.com, Inc. (A)	2	387

Internet Software & Services – 3.1%
Facebook, Inc., Class A (A)	3	61
Google Inc., Class A (A)	1	604

		665

IT Consulting & Other Services – 3.0%
Cognizant Technology Solutions Corporation, Class A (A)	9	636

Managed Health Care – 1.8%
UnitedHealth Group Incorporated	7	373

Movies & Entertainment – 1.8%
Walt Disney Company (The)	7	384

Oil & Gas Equipment & Services – 7.5%
Core Laboratories N.V.	2	207
Halliburton Company	8	272
National Oilwell Varco, Inc.	7	522
Schlumberger Limited	8	586

		1,587

Packaged Foods & Meats – 1.0%
Mead Johnson Nutrition Company	3	205

Personal Products – 1.7%
Estee Lauder Companies, Inc. (The), Class A	6	369

Pharmaceuticals – 1.3%
Allergan, Inc.	3	281

Railroads – 1.5%
Kansas City Southern	4	327

Restaurants – 4.0%
Starbucks Corporation	13	641
YUM! Brands, Inc.	3	208

		849

Semiconductor Equipment – 1.5%
ASML Holding N.V., NY Registry Shares	2	119
Lam Research Corporation (A)	6	196

		315

COMMON STOCKS (Continued)	Shares	Value
Semiconductors – 2.2%
Altera Corporation	8	$256
Broadcom Corporation, Class A	6	203

		459

Soft Drinks – 2.3%
Coca-Cola Company (The)	9	330
PepsiCo, Inc.	2	161

		491

Systems Software – 2.2%
Oracle Corporation	10	305
VMware, Inc., Class A (A)	2	166

		471

Tobacco – 3.0%
Philip Morris International Inc.	7	620

TOTAL COMMON STOCKS – 93.0%		$19,709
(Cost: $15,982)

SHORT-TERM SECURITIES	Principal
Master Note – 6.9%
Toyota Motor Credit Corporation, 0.122%, 10-5-12 (B)	$1,468	1,468

TOTAL SHORT-TERM SECURITIES – 6.9%		$1,468
(Cost: $1,468)

TOTAL INVESTMENT SECURITIES – 99.9%		$21,177
(Cost: $17,450)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		24

NET ASSETS – 100.0%		$21,201

114	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Tax-Managed Equity Fund (in thousands) SEPTEMBER 30, 2012 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$19,709	$—	$—
Short-Term Securities	—	1,468	—
Total	$19,709	$1,468	$—

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	115

PORTFOLIO HIGHLIGHTS

Ivy Value Fund	ALL DATA IS AS OF SEPTEMBER 30, 2012 (UNAUDITED)

Asset Allocation

Stocks	94.2%
Financials	27.9%
Energy	21.5%
Health Care	15.8%
Consumer Discretionary	8.4%
Information Technology	8.0%
Telecommunication Services	3.9%
Consumer Staples	3.5%
Industrials	2.1%
Utilities	2.1%
Materials	1.0%
Cash and Cash Equivalents	5.8%

Lipper Rankings

Category: Lipper Large-Cap Value Funds	Rank	Percentile
1 Year	299/451	67
3 Year	260/409	64
5 Year	105/347	31
10 Year	107/225	48

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
JPMorgan Chase & Co.	Financials
AT&T Inc.	Telecommunication Services
Capital One Financial Corporation	Financials
UnitedHealth Group Incorporated	Health Care
Marathon Petroleum Corporation	Energy
Teva Pharmaceutical Industries Limited, ADR	Health Care
ACE Limited	Financials
Marathon Oil Corporation	Energy
MetLife, Inc.	Financials
Time Warner Cable Inc.	Consumer Discretionary

See your advisor or www.ivyfunds.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

116	SEMIANNUAL REPORT	2012

SCHEDULE OF INVESTMENTS

Ivy Value Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value
Biotechnology – 2.0%
Amgen Inc.	30	$2,504

Cable & Satellite – 3.1%
Time Warner Cable Inc.	41	3,897

Computer Hardware – 1.1%
Hewlett-Packard Company	81	1,375

Computer Storage & Peripherals – 0.3%
EMC Corporation (A)	12	330

Consumer Finance – 3.8%
Capital One Financial Corporation	83	4,738

Department Stores – 1.7%
Macy’s Inc.	55	2,058

Drug Retail – 2.7%
CVS Corporation	70	3,365

Electronic Manufacturing Services – 1.5%
TE Connectivity Ltd.	53	1,796

Fertilizers & Agricultural Chemicals – 1.0%
Mosaic Company (A)	21	1,221

General Merchandise Stores – 2.0%
Target Corporation	38	2,437

Health Care Distributors – 2.0%
McKesson Corporation (B)	29	2,495

Home Improvement Retail – 1.6%
Lowe’s Companies, Inc.	66	1,999

Industrial Machinery – 2.1%
Parker Hannifin Corporation	31	2,591

Integrated Telecommunication Services – 3.9%
AT&T Inc.	129	4,856

Investment Banking & Brokerage – 2.8%
Goldman Sachs Group, Inc. (The)	31	3,479

Life & Health Insurance – 3.2%
MetLife, Inc.	116	3,987

COMMON STOCKS (Continued)	Shares	Value
Managed Health Care – 8.5%
Aetna Inc.	74	$2,922
UnitedHealth Group Incorporated	84	4,666
WellPoint, Inc. (B)	48	2,779

		10,367

Mortgage REITs – 1.0%
American Capital Agency Corp. (B)	37	1,280

Multi-Utilities – 2.1%
PG&E Corporation	62	2,633

Office Electronics – 1.7%
Xerox Corporation (B)	280	2,053

Oil & Gas Exploration & Production – 5.7%
ConocoPhillips	54	3,082
Marathon Oil Corporation	136	4,019

		7,101

Oil & Gas Refining & Marketing – 5.4%
Marathon Petroleum Corporation	78	4,239
Phillips 66 (B)	54	2,490

		6,729

Oil & Gas Storage & Transportation – 10.4%
Access Midstream Partners, L.P.	15	507
Kinder Morgan Management, LLC (A)	25	1,884
MarkWest Energy Partners, L.P.	59	3,227
Plains All American Pipeline, L.P.	44	3,889
Regency Energy Partners LP	138	3,216

		12,723

Other Diversified Financial Services – 8.3%
Citigroup Inc.	117	3,822
JPMorgan Chase & Co.	157	6,358

		10,180

Packaged Foods & Meats – 0.8%
Kraft Foods Group, Inc. (A)	21	951

COMMON STOCKS (Continued)	Shares	Value
Pharmaceuticals – 3.3%
Teva Pharmaceutical Industries Limited, ADR	100	$4,137

Property & Casualty Insurance – 3.3%
ACE Limited	54	4,105

Regional Banks – 1.4%
SunTrust Banks, Inc.	59	1,679

Reinsurance – 4.1%
RenaissanceRe Holdings Ltd.	34	2,589
Validus Holdings, Ltd.	74	2,516

		5,105

Semiconductor Equipment – 1.8%
Lam Research Corporation (A)	74	2,341

Systems Software – 1.6%
Oracle Corporation	64	2,022

TOTAL COMMON STOCKS – 94.2%		$116,534
(Cost: $99,593)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.0%
McCormick & Co. Inc., 0.210%, 10–1–12 (C)	$2,471	2,471

Master Note – 3.1%
Toyota Motor Credit Corporation, 0.122%, 10–5–12 (D)	3,839	3,839

TOTAL SHORT-TERM SECURITIES – 5.1%		$6,310
(Cost: $6,310)

TOTAL INVESTMENT SECURITIES – 99.3%		$122,844
(Cost: $105,903)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		839

NET ASSETS – 100.0%		$123,683

Notes to Schedule of Investments

*Not	shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	Rate shown is the yield to maturity at September 30, 2012.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

2012	SEMIANNUAL REPORT	117

SCHEDULE OF INVESTMENTS

Ivy Value Fund (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

The following written options were outstanding at September 30, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Aetna Inc.	N/A	Put	96	November 2012	$35.00	$5	$(4)
Apple Inc.	N/A	Put	18	November 2012	625.00	13	(30)
	N/A	Put	18	December 2012	610.00	16	(34)
McKesson Corporation	N/A	Call	86	November 2012	92.50	9	(3)
Phillips 66	N/A	Call	111	November 2012	50.00	9	(8)
Target Corporation	N/A	Put	57	October 2012	55.00	4	— *
WellPoint, Inc.	N/A	Call	58	October 2012	67.50	4	— *
	N/A	Put	64	November 2012	52.50	5	(5)
Xerox Corporation	N/A	Call	436	October 2012	7.00	11	(19)
	N/A	Call	1,137	October 2012	9.00	7	(2)

						$83	$(105)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2012. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$116,534	$—	$—
Short-Term Securities	—	6,310	—
Total	$116,534	$6,310	$—

Liabilities
Written Options	$105	$—	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

118	SEMIANNUAL REPORT	2012

STATEMENTS OF ASSETS AND LIABILITIES

Ivy Funds	AS OF SEPTEMBER 30, 2012 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Bond Fund	Ivy Core Equity Fund	Ivy Cundill Global Value Fund	Ivy Dividend Opportunities Fund	Ivy European Opportunities Fund	Ivy Global Bond Fund	Ivy Global Equity Income Fund
ASSETS
Investments in unaffiliated securities at market value+	$598,332	$379,066	$214,643	$352,238	$205,473	$234,101	$37,537
Investments at Market Value	598,332	379,066	214,643	352,238	205,473	234,101	37,537
Cash	201	2	124	1	1	25	29
Restricted cash+	—	—	—	—	—	260	—
Investment securities sold receivable	21,995	2,893	19	804	9,335	1,255	186
Dividends and interest receivable	4,047	562	945	1,158	1,281	3,375	218
Capital shares sold receivable	1,420	1,258	111	323	155	852	248
Receivable from affiliates	5	4	41	8	—	295	28
Unrealized appreciation on forward foreign currency contracts	—	—	6	—	—	70	—
Variation margin receivable	15	—	—	—	—	—	—
Prepaid and other assets	50	51	44	48	42	39	73
Total Assets	626,065	383,836	215,933	354,580	216,287	240,272	38,319

LIABILITIES
Investment securities purchased payable	52,305	2,870	168	2,187	718	625	1,849
Capital shares redeemed payable	1,077	652	561	649	194	870	2
Distributions payable	110	—	—	—	—	—	—
Trustees and Chief Compliance Officer fees payable	53	78	90	19	57	5	—	*
Distribution and service fees payable	15	13	6	10	5	7	1
Shareholder servicing payable	160	106	143	118	121	90	4
Investment management fee payable	24	22	18	20	16	12	2
Accounting services fee payable	14	11	8	9	8	8	2
Unrealized depreciation on forward foreign currency contracts	—	—	313	—	—	17	—
Written options at market value+	—	—	—	—	10	—	—
Other liabilities	99	26	40	25	44	35	9
Total Liabilities	53,857	3,778	1,347	3,037	1,173	1,669	1,869
Total Net Assets	$572,208	$380,058	$214,586	$351,543	$215,114	$238,603	$36,450

NET ASSETS
Capital paid in (shares authorized – unlimited)	$581,088	$297,808	$270,778	$304,517	$364,621	$233,205	$33,367
Undistributed (distributions in excess of) net investment income	(1,553)	(232)	506	1,414	1,456	1,427	186
Accumulated net realized gain (loss)	(20,855)	(2,216)	(53,176)	(34,851)	(190,417)	596	352
Net unrealized appreciation (depreciation)	13,528	84,698	(3,522)	80,463	39,454	3,375	2,545
Total Net Assets	$572,208	$380,058	$214,586	$351,543	$215,114	$238,603	$36,450

CAPITAL SHARES OUTSTANDING:
Class A	46,305	19,285	14,291	16,652	7,118	15,619	1,598
Class B	1,081	524	582	894	199	592	103
Class C	4,054	9,665	1,689	2,601	420	3,848	321
Class E	396	299	48	217	3	N/A	N/A
Class I	729	2,953	302	846	1,543	2,631	934
Class Y	509	1,651	845	815	65	529	302

NET ASSET VALUE PER SHARE:
Class A	$10.78	$11.25	$12.15	$15.98	$23.05	$10.28	$11.19
Class B	$10.78	$10.00	$11.49	$15.81	$21.65	$10.27	$11.18
Class C	$10.78	$10.22	$11.61	$15.86	$21.95	$10.27	$11.18
Class E	$10.78	$11.23	$12.22	$15.94	$23.24	N/A	N/A
Class I	$10.78	$12.18	$12.36	$16.01	$23.28	$10.28	$11.19
Class Y	$10.78	$11.91	$12.28	$16.00	$23.25	$10.28	$11.19

+COST
Investments in unaffiliated securities at cost	$584,789	$294,367	$217,797	$271,775	$166,129	$230,782	$34,993
Written options premiums received at cost	—	—	—	—	180	—	—

*Not	shown due to rounding.

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	119

STATEMENTS OF ASSETS AND LIABILITIES

Ivy Funds	AS OF SEPTEMBER 30, 2012 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Global Income Allocation Fund	Ivy High Income Fund	Ivy International Core Equity Fund	Ivy International Growth Fund	Ivy Large Cap Growth Fund	Ivy Limited- Term Bond Fund	Ivy Managed European/Pacific Fund
ASSETS
Investments in unaffiliated securities at market value+	$296,191	$6,624,601	$1,489,011	$229,531	$1,379,003	$1,594,875	$301
Investments in affiliated securities at market value+	—	—	—	—	—	—	79,692
Investments at Market Value	296,191	6,624,601	1,489,011	229,531	1,379,003	1,594,875	79,993
Cash	1,081	18,942	12	7	1	483	1
Cash denominated in foreign currencies at market value+	—	65	5,053	—	—	—	—
Restricted cash+	—	—	—	4,136	—	—	—
Investment securities sold receivable	4,107	35,413	20,525	5	70,015	—	40
Dividends and interest receivable	3,624	102,758	8,058	791	1,214	11,165	—	*
Capital shares sold receivable	680	55,047	3,653	182	1,450	5,364	86
Receivable from affiliates	154	24	8	—	396	4	—
Unrealized appreciation on forward foreign currency contracts	—	6,181	503	498	—	—	—
Prepaid and other assets	45	4,334	97	42	83	104	37
Total Assets	305,882	6,847,365	1,526,920	235,192	1,452,162	1,611,995	80,157

LIABILITIES
Investment securities purchased payable	573	274,376	6,456	—	—	12,459	25
Capital shares redeemed payable	408	9,280	2,337	242	59,476	3,537	81
Distributions payable	—	3,909	—	—	—	194	—
Trustees and Chief Compliance Officer fees payable	29	60	40	67	87	43	3
Distribution and service fees payable	7	179	27	5	31	47	2
Shareholder servicing payable	122	1,281	509	86	569	325	20
Investment management fee payable	18	279	105	16	81	58	—	*
Accounting services fee payable	9	22	22	8	23	22	2
Unrealized depreciation on forward foreign currency contracts	—	850	376	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	77	—	—	—
Other liabilities	82	255	405	45	67	226	13
Total Liabilities	1,248	290,491	10,277	546	60,334	16,911	146
Total Net Assets	$304,634	$6,556,874	$1,516,643	$234,646	$1,391,828	$1,595,084	$80,011

NET ASSETS
Capital paid in (shares authorized — unlimited)	$337,962	$6,260,099	$1,551,943	$238,748	$1,173,070	$1,545,021	$99,038
Undistributed (distributions in excess of) net investment income	2,550	220	21,496	1,882	(1,378)	(1,382)	(292)
Accumulated net realized gain (loss)	(53,721)	55,528	(123,190)	(25,654)	(140,166)	3,319	(29,429)
Net unrealized appreciation	17,843	241,027	66,394	19,670	360,302	48,126	10,694
Total Net Assets	$304,634	$6,556,874	$1,516,643	$234,646	$1,391,828	$1,595,084	$80,011

CAPITAL SHARES OUTSTANDING:
Class A	17,343	307,581	49,584	4,646	65,854	100,482	10,003
Class B	469	14,737	992	93	1,036	2,379	171
Class C	1,396	144,962	7,476	768	5,619	21,127	182
Class E	136	745	198	3	351	310	24
Class I	1,716	224,995	34,947	1,222	11,541	11,363	45
Class R	N/A	N/A	N/A	N/A	1,910	N/A	N/A
Class Y	331	76,521	9,412	345	8,040	5,990	100

NET ASSET VALUE PER SHARE:
Class A	$14.25	$8.52	$14.85	$33.53	$14.79	$11.26	$7.61
Class B	$14.03	$8.52	$13.43	$29.81	$12.83	$11.26	$7.39
Class C	$14.10	$8.52	$13.46	$29.79	$13.41	$11.26	$7.43
Class E	$14.25	$8.52	$14.93	$33.64	$14.78	$11.26	$7.64
Class I	$14.35	$8.52	$14.95	$33.99	$15.20	$11.26	$7.71
Class R	N/A	N/A	N/A	N/A	$14.55	N/A	N/A
Class Y	$14.30	$8.52	$14.95	$33.64	$15.02	$11.26	$7.64

+COST
Investments in unaffiliated securities at cost	$278,333	$6,389,021	$1,422,632	$210,395	$1,018,701	$1,546,749	$301
Investments in affiliated securities at cost	—	—	—	—	—	—	68,998
Cash denominated in foreign currencies at cost	—	65	5,053	—	—	—	—

*Not	shown due to rounding.

See Accompanying Notes to Financial Statements.

120	SEMIANNUAL REPORT	2012

STATEMENTS OF ASSETS AND LIABILITIES

Ivy Funds	AS OF SEPTEMBER 30, 2012 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Managed International Opportunities Fund		Ivy Micro Cap Growth Fund	Ivy Mid Cap Growth Fund	Ivy Money Market Fund	Ivy Municipal Bond Fund		Ivy Municipal High Income Fund	Ivy Pacific Opportunities Fund
ASSETS
Investments in unaffiliated securities at market value+	$188		$77,848	$2,598,137	$195,998	$154,160		$1,463,132	$647,610
Investments in affiliated securities at market value+	190,051		—	—	—	—		—	—
Investments at Market Value	190,239		77,848	2,598,137	195,998	154,160		1,463,132	647,610
Cash	1		1	1,642	3	1		1	—
Cash denominated in foreign currencies at market value+	—		—	—	—	—		—	4,600
Restricted cash+	—		—	—	—	—		—	4,938
Investment securities sold receivable	290		1,205	1,162	—	1,060		12,045	17,506
Dividends and interest receivable	—	*	55	1,116	634	1,757		21,717	983
Capital shares sold receivable	105		104	9,934	1,118	561		9,406	514
Receivable from affiliates	—		—	6	590	—	*	14	—
Prepaid and other assets	41		27	7,460	53	44		212	51
Total Assets	190,676		79,240	2,619,457	198,396	157,583		1,506,527	676,202

LIABILITIES
Investment securities purchased payable	10		274	1,538	—	3,000		18,986	2,441
Capital shares redeemed payable	320		220	4,753	938	258		3,616	942
Distributions payable	—		—	—	1	32		469	—
Trustees and Chief Compliance Officer fees payable	6		1	38	19	9		7	47
Overdraft due to custodian	—		—	—	—	—		—	1
Distribution and service fees payable	4		2	45	4	5		36	12
Shareholder servicing payable	38		34	695	58	21		186	293
Investment management fee payable	1		6	177	7	7		58	53
Accounting services fee payable	4		4	23	6	6		26	14
Unrealized depreciation on swap agreements	—		—	—	—	—		—	50
Written options at market value+	—		—	10,299	—	—		—	187
Other liabilities	18		15	106	19	14		40	207
Total Liabilities	401		556	17,674	1,052	3,352		23,424	4,247
Total Net Assets	$190,275		$78,684	$2,601,783	$197,344	$154,231		$1,483,103	$671,955

NET ASSETS
Capital paid in (shares authorized – unlimited)	$210,967		$64,184	$2,400,190	$197,382	$141,714		$1,397,709	$683,668
Undistributed (distributions in excess of) net investment income	260		(1,070)	(9,401)	—	30		1,155	3,116
Accumulated net realized loss	(39,196)		(1,434)	(17,510)	(38)	(537)		(289)	(75,524)
Net unrealized appreciation	18,244		17,004	228,504	—	13,024		84,528	60,695
Total Net Assets	$190,275		$78,684	$2,601,783	$197,344	$154,231		$1,483,103	$671,955

CAPITAL SHARES OUTSTANDING:
Class A	21,118		3,682	52,054	147,857	9,655		94,289	36,227
Class B	284		86	1,181	8,677	305		3,106	748
Class C	586		221	9,160	36,222	2,519		52,984	1,423
Class E	22		N/A	197	4,626	N/A		N/A	8
Class I	47		196	52,707	N/A	100		117,717	10,860
Class R	N/A		N/A	3,451	N/A	N/A		N/A	N/A
Class Y	76		30	23,181	N/A	58		6,011	426

NET ASSET VALUE PER SHARE:
Class A	$8.60		$18.69	$18.06	$1.00	$12.20		$5.41	$13.52
Class B	$8.45		$18.25	$15.86	$1.00	$12.20		$5.41	$11.46
Class C	$8.48		$18.39	$16.54	$1.00	$12.20		$5.41	$11.91
Class E	$8.61		N/A	$17.80	$1.00	N/A		N/A	$13.68
Class I	$8.65		$18.83	$18.87	N/A	$12.20		$5.41	$13.87
Class R	N/A		N/A	$17.91	N/A	N/A		N/A	N/A
Class Y	$8.60		$18.72	$18.60	N/A	$12.20		$5.41	$13.77

+COST
Investments in unaffiliated securities at cost	$188		$60,844	$2,371,223	$195,998	$141,136		$1,378,604	$587,045
Investments in affiliated securities at cost	171,807		—	—	—	—		—	—
Cash denominated in foreign currencies at cost	—		—	—	—	—		—	4,600
Written options premiums received at cost	—		—	11,889	—	—		—	231

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	121

STATEMENTS OF ASSETS AND LIABILITIES

Ivy Funds	AS OF SEPTEMBER 30, 2012 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Small Cap Growth Fund	Ivy Small Cap Value Fund	Ivy Tax- Managed Equity Fund	Ivy Value Fund
ASSETS
Investments in unaffiliated securities at market value+	$779,401	$258,787	$21,177	$122,844
Investments at Market Value	779,401	258,787	21,177	122,844
Cash	1	1	1	982
Investment securities sold receivable	5,604	747	—	1,052
Dividends and interest receivable	65	107	16	161
Capital shares sold receivable	1,403	306	15	127
Receivable from affiliates	7	—	—	—
Prepaid and other assets	66	40	33	31
Total Assets	786,547	259,988	21,242	125,197
LIABILITIES
Investment securities purchased payable	1,165	1,090	—	1,017
Capital shares redeemed payable	1,107	334	25	286
Trustees and Chief Compliance Officer fees payable	136	24	— *	13
Distribution and service fees payable	26	6	1	3
Shareholder servicing payable	250	141	5	59
Investment management fee payable	55	18	—	7
Accounting services fee payable	18	8	1	6
Written options at market value+	—	—	—	105
Other liabilities	43	38	9	18
Total Liabilities	2,800	1,659	41	1,514
Total Net Assets	$783,747	$258,329	$21,201	$123,683

NET ASSETS
Capital paid in (shares authorized – unlimited)	$593,390	$224,793	$17,795	$108,577
Undistributed (distributions in excess of) net investment income	(7,542)	(189)	(15)	263
Accumulated net realized gain (loss)	18,495	6,926	(306)	(2,076)
Net unrealized appreciation	179,404	26,799	3,727	16,919
Total Net Assets	$783,747	$258,329	$21,201	$123,683

CAPITAL SHARES OUTSTANDING:
Class A	16,361	13,251	1,361	6,184
Class B	768	272	54	198
Class C	13,094	995	71	441
Class E	185	7	N/A	6
Class I	7,332	1,019	71	116
Class R	1,204	N/A	N/A	N/A
Class Y	12,224	1,299	66	90

NET ASSET VALUE PER SHARE:
Class A	$14.87	$15.35	$13.08	$17.63
Class B	$12.82	$13.75	$12.82	$16.77
Class C	$13.40	$14.23	$12.81	$17.20
Class E	$14.82	$15.68	N/A	$17.68
Class I	$17.43	$16.06	$13.15	$17.67
Class R	$14.82	N/A	N/A	N/A
Class Y	$16.92	$15.80	$13.10	$17.66

+COST
Investments in unaffiliated securities at cost	$599,997	$231,988	$17,450	$105,903
Written options premiums received at cost	—	—	—	83

*Not	shown due to rounding.

See Accompanying Notes to Financial Statements.

122	SEMIANNUAL REPORT	2012

STATEMENTS OF OPERATIONS

Ivy Funds	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)

(In thousands)	Ivy Bond Fund	Ivy Core Equity Fund	Ivy Cundill Global Value Fund	Ivy Dividend Opportunities Fund	Ivy European Opportunities Fund	Ivy Global Bond Fund	Ivy Global Equity Income Fund(1)
INVESTMENT INCOME
Dividends from unaffiliated securities	$6	$2,696	$3,211	$5,057	$3,754	$27	$568
Foreign dividend withholding tax	—	(27)	(287)	(23)	(488)	(5)	(36)
Interest and amortization from unaffiliated securities	9,234	9	23	16	24	6,010	2
Total Investment Income	9,240	2,678	2,947	5,050	3,290	6,032	534

EXPENSES
Investment management fee	1,410	1,232	1,093	1,199	1,010	748	67
Distribution and service fees:
Class A	585	252	218	322	200	199	10
Class B	55	25	39	70	23	30	4
Class C	209	475	105	205	47	201	11
Class E	5	3	1	4	— *	N/A	N/A
Class Y	9	22	14	17	2	7	3
Shareholder servicing:
Class A	501	236	466	309	429	200	6
Class B	25	12	32	24	19	12	—	*
Class C	37	116	30	38	17	32	—	*
Class E	11	8	3	13	— *	N/A	N/A
Class I	5	24	3	11	37	23	5
Class Y	6	14	10	10	1	5	2
Registration fees	61	44	40	40	38	36	10
Custodian fees	34	8	21	6	24	18	5
Trustees and Chief Compliance Officer fees	9	7	6	5	5	3	—	*
Accounting services fee	76	57	47	53	47	47	8
Professional fees	36	18	25	17	25	33	2
Other	37	20	20	16	21	21	18
Total Expenses	3,111	2,573	2,173	2,359	1,945	1,615	151
Less:
Expenses in excess of limit	(5)	(4)	(41)	(8)	—	(295)	(28)
Total Net Expenses	3,106	2,569	2,132	2,351	1,945	1,320	123
Net Investment Income	6,134	109	815	2,699	1,345	4,712	411

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	7,220	6,355	(2,378)	7,168	(654)	628	352
Futures contracts	(979)	—	—	—	—	—	—
Forward foreign currency contracts	—	—	(13)	—	—	(12)	—
Foreign currency exchange transactions	—	—	(33)	—	(20)	3	14
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	12,937	4,856	(21,606)	(2,394)	735	255	2,544
Futures contracts	(625)	—	—	—	—	—	—
Written options	—	—	—	—	169	—	—
Forward foreign currency contracts	—	—	(1,780)	—	—	419	—
Foreign currency exchange transactions	—	(1)	(24)	—	(38)	2	1
Net Realized and Unrealized Gain (Loss)	18,553	11,210	(25,834)	4,774	192	1,295	2,911
Net Increase (Decrease) in Net Assets Resulting from Operations	$24,687	$11,319	$(25,019)	$7,473	$1,537	$6,007	$3,322

*	Not shown due to rounding.
(1)	Period from June 4, 2012 (commencement of operations of the Fund) to Septermber 30, 2012.

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	123

STATEMENTS OF OPERATIONS

Ivy Funds	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)

(In thousands)	Ivy Global Income Allocation Fund	Ivy High Income Fund	Ivy International Core Equity Fund	Ivy International Growth Fund	Ivy Large Cap Growth Fund	Ivy Limited- Term Bond Fund	Ivy Managed European/ Pacific Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$8,313	$947	$30,567	$3,406	$7,797	$—	$—
Foreign dividend withholding tax	(797)	—	(2,807)	(277)	—	—	—
Interest and amortization from unaffiliated securities	2,325	224,967	72	18	30	18,941	—	*
Foreign interest withholding tax	2	(13)	—	(1)	—	—	—
Total Investment Income	9,843	225,901	27,832	3,146	7,827	18,941	—	*

EXPENSES
Investment management fee	1,052	14,105	6,121	884	4,869	3,451	19
Distribution and service fees:
Class A	287	2,730	877	161	1,189	1,369	92
Class B	34	531	68	14	68	134	6
Class C	90	5,138	512	113	381	1,204	7
Class E	2	7	4	— *	6	4	—	*
Class R	N/A	N/A	N/A	N/A	63	N/A	N/A
Class Y	6	683	179	14	147	81	1
Shareholder servicing:
Class A	411	1,624	1,058	210	1,094	794	45
Class B	19	68	29	6	29	25	2
Class C	21	461	95	47	73	135	1
Class E	7	17	13	— *	16	4	—	*
Class I	29	1,193	378	20	182	90	—	*
Class R	N/A	N/A	N/A	N/A	32	N/A	N/A
Class Y	4	432	114	9	90	51	—	*
Registration fees	48	157	76	39	56	85	38
Custodian fees	68	79	182	26	20	25	1
Trustees and Chief Compliance Officer fees	5	72	22	5	23	22	1
Accounting services fee	51	134	134	43	136	134	13
Professional fees	31	64	32	25	27	27	11
Other	19	339	104	15	92	78	6
Total Expenses	2,184	27,834	9,998	1,631	8,593	7,713	243
Less:
Expenses in excess of limit	(154)	(24)	(8)	—	(396)	(4)	—
Total Net Expenses	2,030	27,810	9,990	1,631	8,197	7,709	243
Net Investment Income (Loss)	7,813	198,091	17,842	1,515	(370)	11,232	(243)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	(14,668)	38,234	(82,906)	1,039	48,983	3,850	—
Investments in affiliated securities	—	—	—	—	—	—	(1,394)
Swap agreements	—	—	—	266	—	—	—
Forward foreign currency contracts	1,148	2,160	3,570	212	—	—	—
Foreign currency exchange transactions	(62)	(257)	154	(12)	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	9,962	101,500	33,334	(1,495)	(82,680)	11,269	—	*
Investments in affiliated securities	—	—	—	—	—	—	8
Swap agreements	—	—	—	(41)	—	—	—
Forward foreign currency contracts	(2,189)	7,036	(10,520)	(833)	—	—	—
Foreign currency exchange transactions	11	171	(69)	(4)	—	—	—
Net Realized and Unrealized Gain (Loss)	(5,798)	148,844	(56,437)	(868)	(33,697)	15,119	(1,386)
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,015	$346,935	$(38,595)	$647	$(34,067)	$26,351	$(1,629)

*Not	shown due to rounding.

See Accompanying Notes to Financial Statements.

124	SEMIANNUAL REPORT	2012

STATEMENTS OF OPERATIONS

Ivy Funds	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)

(In thousands)	Ivy Managed International Opportunities Fund		Ivy Micro Cap Growth Fund	Ivy Mid Cap Growth Fund	Ivy Money Market Fund	Ivy Municipal Bond Fund		Ivy Municipal High Income Fund	Ivy Pacific Opportunities Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$—		$96	$8,332	$—	$—		$—	$11,368
Dividends from affiliated securities	732		—	—	—	—		—	—
Foreign dividend withholding tax	—		—	— *	—	—		—	(878)
Interest and amortization from unaffiliated securities	—	*	3	105	374	2,849		32,197	73
Foreign interest withholding tax	—		—	—	—	—		—	(3)
Total Investment Income	732		99	8,437	374	2,849		32,197	10,560

EXPENSES
Investment management fee	46		364	9,347	419	373		3,205	3,088
Distribution and service fees:
Class A	221		83	948	—	135		570	594
Class B	12		7	88	43	18		73	45
Class C	25		20	705	199	145		1,227	88
Class E	—	*	N/A	4	—	N/A		N/A	— *
Class R	N/A		N/A	137	N/A	N/A		N/A	N/A
Class Y	1		1	519	N/A	1		37	7
Shareholder servicing:
Class A	85		115	816	116	53		138	1,022
Class B	3		5	27	7	1		7	39
Class C	3		6	140	25	14		55	40
Class E	—	*	N/A	13	5	N/A		N/A	— *
Class I	—	*	3	711	N/A	1		419	100
Class R	N/A		N/A	72	N/A	N/A		N/A	N/A
Class Y	—	*	1	328	N/A	—	*	23	5
Registration fees	40		34	90	47	37		84	50
Custodian fees	1		4	33	6	5		21	214
Trustees and Chief Compliance Officer fees	3		1	32	3	2		17	11
Accounting services fee	22		24	136	42	34		136	86
Professional fees	11		14	28	17	22		53	41
Other	13		4	189	13	8		72	43
Total Expenses	486		686	14,363	942	849		6,137	5,473
Less:
Expenses in excess of limit	—		—	(6)	(589)	—	*	(114)	—
Total Net Expenses	486		686	14,357	353	849		6,023	5,473
Net Investment Income (Loss)	246		(587)	(5,920)	21	2,000		26,174	5,087

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	—		1,492	(22,468)	1	(11)		417	(57,966)
Investments in affiliated securities	(5,515)		—	—	—	—		—	—
Written options	—		—	(7,734)	—	—		—	302
Swap agreements	—		—	—	—	—		—	481
Foreign currency exchange transactions	—		—	(8)	—	—		—	(395)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	—	*	(3,401)	(2,606)	—	3,761		40,262	31,606
Investments in affiliated securities	3,001		—	—	—	—		—	—
Written options	—		—	1,661	—	—		—	13
Swap agreements	—		—	—	—	—		—	(639)
Foreign currency exchange transactions	—		—	—	—	—		—	123
Net Realized and Unrealized Gain (Loss)	(2,514)		(1,909)	(31,155)	1	3,750		40,679	(26,475)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,268)		$(2,496)	$(37,075)	$22	$5,750		$66,853	$(21,388)

*Notshown due to rounding.

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	125

STATEMENTS OF OPERATIONS

Ivy Funds	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)

(In thousands)	Ivy Small Cap Growth Fund	Ivy Small Cap Value Fund		Ivy Tax- Managed Equity Fund	Ivy Value Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$835	$1,558		$101	$1,170
Foreign dividend withholding tax	—	—		— *	(7)
Interest and amortization from unaffiliated securities	17	24		1	4
Total Investment Income	852	1,582		102	1,167

EXPENSES
Investment management fee	3,181	1,073		63	416
Distribution and service fees:
Class A	291	249		20	130
Class B	48	19		3	16
Class C	864	71		4	38
Class E	3	—	*	N/A	—	*
Class R	42	N/A		N/A	N/A
Class Y	246	25		1	2
Shareholder servicing:
Class A	394	458		18	176
Class B	27	16		— *	11
Class C	189	29		1	11
Class E	12	—	*	N/A	—	*
Class I	95	12		1	2
Class R	22	N/A		N/A	N/A
Class Y	153	19		1	1
Registration fees	53	47		32	40
Custodian fees	13	6		2	6
Trustees and Chief Compliance Officer fees	14	4		— *	2
Accounting services fee	100	48		7	33
Professional fees	24	22		13	17
Other	37	29		2	11
Total Expenses	5,808	2,127		168	912
Less:
Expenses in excess of limit	(7)	—		(63)	—
Total Net Expenses	5,801	2,127		105	912
Net Investment Income (Loss)	(4,949)	(545)		(3)	255

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	25,008	8,446		57	2,447
Written options	—	—		—	270
Swap agreements	189	—		—	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(2,094)	(1,767)		(71)	(1,838)
Written options	—	—		—	3
Swap agreements	(412)	—		—	—
Net Realized and Unrealized Gain (Loss)	22,691	6,679		(14)	882
Net Increase (Decrease) in Net Assets Resulting from Operations	$17,742	$6,134		$(17)	$1,137

*	Not shown due to rounding.

See Accompanying Notes to Financial Statements.

126	SEMIANNUAL REPORT	2012

STATEMENTS OF CHANGES IN NET ASSETS

Ivy Funds

	Ivy Bond Fund		Ivy Core Equity Fund		Ivy Cundill Global Value Fund
(In thousands)	Six months ended 9-30-12 (Unaudited)	Year ended 3-31-12	Six months ended 9-30-12 (Unaudited)	Year ended 3-31-12	Six months ended 9-30-12 (Unaudited)	Year ended 3-31-12
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$6,134	$6,984	$109	$(233)	$815	$297
Net realized gain (loss) on investments	6,241	7,402	6,355	(8,275)	(2,424)	26,341
Net change in unrealized appreciation (depreciation)	12,312	13,441	4,855	30,002	(23,410)	(44,049)
Net Increase (Decrease) in Net Assets Resulting from Operations	24,687	27,827	11,319	21,494	(25,019)	(17,411)

Distributions to Shareholders From:
Net investment income:
Class A	(6,849)	(12,418)	—	—	—	(131)
Class B	(104)	(203)	—	—	—	—
Class C	(460)	(840)	—	—	—	—
Class E	(61)	(117)	—	—	—	(1)
Class I	(106)	(108)	—	—	—	(40)
Class Y	(107)	(239)	—	—	—	(112)
Advisor Class	N/A	N/A	N/A	N/A	N/A	N/A
Net realized gains:
Class A	—	—	—	(6,156)	—	—
Class B	—	—	—	(142)	—	—
Class C	—	—	—	(3,047)	—	—
Class E	—	—	—	(83)	—	—
Class I	—	—	—	(993)	—	—
Class Y	—	—	—	(587)	—	—
Advisor Class	N/A	N/A	N/A	N/A	N/A	N/A
Total Distributions to Shareholders	(7,687)	(13,925)	—	(11,008)	—	(284)
Capital Share Transactions	52,322	108,996	19,438	71,255	(15,760)	(55,855)
Net Increase (Decrease) in Net Assets	69,322	122,898	30,757	81,741	(40,779)	(73,550)
Net Assets, Beginning of Period	502,886	379,988	349,301	267,560	255,365	328,915
Net Assets, End of Period	$572,208	$502,886	$380,058	$349,301	$214,586	$255,365
Undistributed (distributions in excess of) net investment income	$(1,553)	$—	$(232)	$(341)	$506	$(276)

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	127

STATEMENTS OF CHANGES IN NET ASSETS

Ivy Funds

	Ivy Dividend Opportunities Fund		Ivy European Opportunities Fund		Ivy Global Bond Fund
(In thousands)	Six months ended 9-30-12 (Unaudited)	Year ended 3-31-12	Six months ended 9-30-12 (Unaudited)	Year ended 3-31-12	Six months ended 9-30-12 (Unaudited)	Year ended 3-31-12
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,699	$3,573	$1,345	$890	$4,712	$8,677
Net realized gain (loss) on investments	7,168	(3,514)	(674)	(14,694)	619	(171)
Net change in unrealized appreciation (depreciation)	(2,394)	(6,070)	866	(2,652)	676	(2,327)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,473	(6,011)	1,537	(16,456)	6,007	6,179

Distributions to Shareholders From:
Net investment income:
Class A	(1,168)	(2,880)	—	(508)	(2,833)	(5,780)
Class B	(9)	(47)	—	—	(84)	(166)
Class C	(50)	(214)	—	—	(568)	(1,286)
Class E	(13)	(35)	—	(1)	N/A	N/A
Class I	(81)	(201)	—	(409)	(550)	(1,122)
Class Y	(67)	(190)	—	(10)	(105)	(400)
Advisor Class	N/A	N/A	N/A	N/A	N/A	N/A
Net realized gains:
Class A	—	—	—	—	—	(664)
Class B	—	—	—	—	—	(23)
Class C	—	—	—	—	—	(174)
Class E	—	—	—	—	N/A	N/A
Class I	—	—	—	—	—	(119)
Class Y	—	—	—	—	—	(44)
Advisor Class	N/A	N/A	N/A	N/A	N/A	N/A
Total Distributions to Shareholders	(1,388)	(3,567)	—	(928)	(4,140)	(9,778)
Capital Share Transactions	(5,179)	14,125	(24,610)	(9,505)	(2,789)	11,628
Net Increase (Decrease) in Net Assets	906	4,547	(23,073)	(26,889)	(922)	8,029
Net Assets, Beginning of Period	350,637	346,090	238,187	265,076	239,525	231,496
Net Assets, End of Period	$351,543	$350,637	$215,114	$238,187	$238,603	$239,525
Undistributed net investment income	$1,414	$103	$1,456	$131	$1,427	$679

See Accompanying Notes to Financial Statements.

128	SEMIANNUAL REPORT	2012

STATEMENTS OF CHANGES IN NET ASSETS

Ivy Funds

	Ivy Global Equity Income Fund	Ivy Global Income Allocation Fund		Ivy High Income Fund
(In thousands)	Period from 6-4-12 to 9-30-12 (Unaudited)	Six months ended 9-30-12 (Unaudited)	Year ended 3-31-12	Six months ended 9-30-12 (Unaudited)	Year ended 3-31-12
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$411	$7,813	$11,298	$198,091	$217,356
Net realized gain (loss) on investments	366	(13,582)	4,155	40,137	39,483
Net change in unrealized appreciation (depreciation)	2,545	7,784	(14,337)	108,707	28,546
Net Increase in Net Assets Resulting from Operations	3,322	2,015	1,116	346,935	285,385

Distributions to Shareholders From:
Net investment income:
Class A	(105)	(5,327)	(9,592)	(79,922)	(99,008)
Class B	(6)	(120)	(248)	(3,497)	(4,494)
Class C	(20)	(357)	(752)	(34,055)	(38,936)
Class E	N/A	(43)	(89)	(195)	(322)
Class I	(83)	(850)	(2,203)	(57,940)	(52,814)
Class Y	(25)	(145)	(199)	(19,990)	(21,310)
Net realized gains:
Class A	—	—	—	—	(29,118)
Class B	—	—	—	—	(1,375)
Class C	—	—	—	—	(11,800)
Class E	N/A	—	—	—	(93)
Class I	—	—	—	—	(14,130)
Class Y	—	—	—	—	(6,001)
Total Distributions to Shareholders	(239)	(6,842)	(13,083)	(195,599)	(279,401)
Capital Share Transactions	33,367	6,098	21,498	1,894,908	2,431,279
Net Increase in Net Assets	36,450	1,271	9,531	2,046,244	2,437,263
Net Assets, Beginning of Period	—	303,363	293,832	4,510,630	2,073,367
Net Assets, End of Period	$36,450	$304,634	$303,363	$6,556,874	$4,510,630
Undistributed net investment income	$186	$2,550	$1,738	$220	$—

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	129

STATEMENTS OF CHANGES IN NET ASSETS

Ivy Funds

	Ivy International Core Equity Fund		Ivy International Growth Fund		Ivy Large Cap Growth Fund
(In thousands)	Six months ended 9-30-12 (Unaudited)	Year ended 3-31-12	Six months ended 9-30-12 (Unaudited)	Year ended 3-31-12	Six months ended 9-30-12 (Unaudited)	Year ended 3-31-12
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$17,842	$23,257	$1,515	$1,442	$(370)	$(927)
Net realized gain (loss) on investments	(79,182)	(26,649)	1,505	5,875	48,983	4,635
Net change in unrealized appreciation (depreciation)	22,745	(91,339)	(2,373)	(5,861)	(82,680)	164,728
Net Increase (Decrease) in Net Assets Resulting from Operations	(38,595)	(94,731)	647	1,456	(34,067)	168,436

Distributions to Shareholders From:
Net investment income:
Class A	—	(11,555)	—	—	—	—
Class B	—	(186)	—	—	—	—
Class C	—	(1,589)	—	—	—	—
Class E	—	(49)	—	—	—	—
Class I	—	(8,073)	—	—	—	—
Class R	N/A	N/A	N/A	N/A	—	—
Class Y	—	(2,059)	—	—	—	—
Net realized gains:
Class A	—	(9,413)	—	—	—	—
Class B	—	(242)	—	—	—	—
Class C	—	(1,814)	—	—	—	—
Class E	—	(41)	—	—	—	—
Class I	—	(5,315)	—	—	—	—
Class R	N/A	N/A	N/A	N/A	—	—
Class Y	—	(1,550)	—	—	—	—
Total Distributions to Shareholders	—	(41,886)	—	—	—	—
Capital Share Transactions	37,406	400,092	20,036	3,487	(57,362)	366,302
Net Increase (Decrease) in Net Assets	(1,189)	263,475	20,683	4,943	(91,429)	534,738
Net Assets, Beginning of Period	1,517,832	1,254,357	213,963	209,020	1,483,257	948,519
Net Assets, End of Period	$1,516,643	$1,517,832	$234,646	$213,963	$1,391,828	$1,483,257
Undistributed (distributions in excess of) net investment income	$21,496	$3,500	$1,882	$379	$(1,378)	$(1,008)

See Accompanying Notes to Financial Statements.

130	SEMIANNUAL REPORT	2012

STATEMENTS OF CHANGES IN NET ASSETS

Ivy Funds

	Ivy Limited-Term Bond Fund		Ivy Managed European/Pacific Fund		Ivy Managed International Opportunities Fund
(In thousands)	Six months ended 9-30-12 (Unaudited)	Year ended 3-31-12	Six months ended 9-30-12 (Unaudited)	Year ended 3-31-12	Six months ended 9-30-12 (Unaudited)	Year ended 3-31-12
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$11,232	$22,745	$(243)	$463	$246	$2,918
Net realized gain (loss) on investments	3,850	9,425	(1,394)	(727)	(5,515)	(452)
Net change in unrealized appreciation (depreciation)	11,269	11,762	8	(10,824)	3,001	(17,383)
Net Increase (Decrease) in Net Assets Resulting from Operations	26,351	43,932	(1,629)	(11,088)	(2,268)	(14,917)

Distributions to Shareholders From:
Net investment income:
Class A	(9,525)	(19,288)	—	(498)	—	(2,798)
Class B	(124)	(315)	—	— *	—	(27)
Class C	(1,230)	(3,042)	—	(2)	—	(51)
Class E	(25)	(34)	—	(1)	—	(3)
Class I	(1,149)	(1,984)	—	(3)	—	(8)
Class Y	(561)	(1,106)	—	(6)	—	(13)
Net realized gains:
Class A	—	(4,380)	—	—	—	—
Class B	—	(117)	—	—	—	—
Class C	—	(1,079)	—	—	—	—
Class E	—	(7)	—	—	—	—
Class I	—	(415)	—	—	—	—
Class Y	—	(243)	—	—	—	—
Total Distributions to Shareholders	(12,614)	(32,010)	—	(510)	—	(2,900)
Capital Share Transactions	111,182	317,744	(673)	615	(2,124)	14,954
Net Increase (Decrease) in Net Assets	124,919	329,666	(2,302)	(10,983)	(4,392)	(2,863)
Net Assets, Beginning of Period	1,470,165	1,140,499	82,313	93,296	194,667	197,530
Net Assets, End of Period	$1,595,084	$1,470,165	$80,011	$82,313	$190,275	$194,667
Undistributed (distributions in excess of) net investment income	$(1,382)	$—	$(292)	$(49)	$260	$14

*Not	shown due to rounding.

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	131

STATEMENTS OF CHANGES IN NET ASSETS

Ivy Funds

	Ivy Micro Cap Growth Fund		Ivy Mid Cap Growth Fund		Ivy Money Market Fund
(In thousands)	Six months ended 9-30-12 (Unaudited)	Year ended 3-31-12	Six months ended 9-30-12 (Unaudited)	Year ended 3-31-12	Six months ended 9-30-12 (Unaudited)	Year ended 3-31-12
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(587)	$(1,318)	$(5,920)	$(8,461)	$21	$48
Net realized gain (loss) on investments	1,492	(1,885)	(30,210)	37,587	1	8
Net change in unrealized appreciation (depreciation)	(3,401)	5,185	(945)	83,047	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,496)	1,982	(37,075)	112,173	22	56

Distributions to Shareholders From:
Net investment income:
Class A	—	—	—	—	(16)	(36)
Class B	—	—	—	—	(1)	(2)
Class C	—	—	—	—	(4)	(9)
Class E	N/A	N/A	—	—	— *	(1)
Class I	—	—	—	—	N/A	N/A
Class R	N/A	N/A	—	—	N/A	N/A
Class Y	—	—	—	—	N/A	N/A
Net realized gains:
Class A	—	(4,742)	—	(13,340)	—	—
Class B	—	(78)	—	(423)	—	—
Class C	—	(241)	—	(2,788)	—	—
Class E	N/A	N/A	—	(79)	—	—
Class I	—	(197)	—	(12,754)	N/A	N/A
Class R	N/A	N/A	—	(988)	N/A	N/A
Class Y	—	(29)	—	(8,563)	N/A	N/A
Total Distributions to Shareholders	—	(5,287)	—	(38,935)	(21)	(48)
Capital Share Transactions	(190)	(3,059)	571,234	1,196,684	(26,574)	22,509
Net Increase (Decrease) in Net Assets	(2,686)	(6,364)	534,159	1,269,922	(26,573)	22,517
Net Assets, Beginning of Period	81,370	87,734	2,067,624	797,702	223,917	201,400
Net Assets, End of Period	$78,684	$81,370	$2,601,783	$2,067,624	$197,344	$223,917
Distributions in excess of net investment income	$(1,070)	$(483)	$(9,401)	$(3,473)	$—	$—

*	Not shown due to rounding.

See Accompanying Notes to Financial Statements.

132	SEMIANNUAL REPORT	2012

STATEMENTS OF CHANGES IN NET ASSETS

Ivy Funds

	Ivy Municipal Bond Fund		Ivy Municipal High Income Fund		Ivy Pacific Opportunities Fund
(In thousands)	Six months ended 9-30-12 (Unaudited)	Year ended 3-31-12	Six months ended 9-30-12 (Unaudited)	Year ended 3-31-12	Six months ended 9-30-12 (Unaudited)	Year ended 3-31-12
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,000	$3,641	$26,174	$29,801	$5,087	$681
Net realized gain (loss) on investments	(11)	(21)	417	15	(57,578)	12,008
Net change in unrealized appreciation (depreciation)	3,761	8,223	40,262	57,017	31,103	(122,804)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,750	11,843	66,853	86,833	(21,388)	(110,115)

Distributions to Shareholders From:
Net investment income:
Class A	(1,602)	(2,825)	(9,270)	(11,527)	—	(1,988)
Class B	(40)	(74)	(239)	(272)	—	—
Class C	(324)	(676)	(4,081)	(4,696)	—	—
Class E	N/A	N/A	N/A	N/A	—	(1)
Class I	(18)	(31)	(11,524)	(12,148)	—	(1,777)
Class Y	(10)	(27)	(604)	(641)	—	(55)
Net realized gains:
Class A	—	—	—	—	—	(17,464)
Class B	—	—	—	—	—	(477)
Class C	—	—	—	—	—	(887)
Class E	N/A	N/A	N/A	N/A	—	(4)
Class I	—	—	—	—	—	(4,887)
Class Y	—	—	—	—	—	(240)
Total Distributions to Shareholders	(1,994)	(3,633)	(25,718)	(29,284)	—	(27,780)
Capital Share Transactions	20,140	35,547	405,806	625,684	15,072	(784)
Net Increase (Decrease) in Net Assets	23,896	43,757	446,941	683,233	(6,316)	(138,679)
Net Assets, Beginning of Period	130,335	86,578	1,036,162	352,929	678,271	816,950
Net Assets, End of Period	$154,231	$130,335	$1,483,103	$1,036,162	$671,955	$678,271
Undistributed (distributions in excess of) net investment income	$30	$24	$1,155	$699	$3,116	$(1,576)

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	133

STATEMENTS OF CHANGES IN NET ASSETS

Ivy Funds

	Ivy Small Cap Growth Fund		Ivy Small Cap Value Fund		Ivy Tax-Managed Equity Fund
(In thousands)	Six months ended 9-30-12 (Unaudited)	Year ended 3-31-12	Six months ended 9-30-12 (Unaudited)	Year ended 3-31-12	Six months ended 9-30-12 (Unaudited)	Year ended 3-31-12
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(4,949)	$(9,523)	$(545)	$(60)	$(3)	$(43)
Net realized gain (loss) on investments	25,197	17,226	8,446	(857)	57	(315)
Net change in unrealized appreciation (depreciation)	(2,506)	(29,560)	(1,767)	(26,060)	(71)	1,882
Net Increase (Decrease) in Net Assets Resulting from Operations	17,742	(21,857)	6,134	(26,977)	(17)	1,524

Distributions to Shareholders From:
Net investment income:
Class A	—	—	—	(192)	—	—
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class E	—	—	—	(1)	N/A	N/A
Class I	—	—	—	(58)	—	—
Class R	—	—	N/A	N/A	N/A	N/A
Class Y	—	—	—	(76)	—	—
Net realized gains:
Class A	—	(8,083)	—	(19,215)	—	—
Class B	—	(396)	—	(488)	—	—
Class C	—	(6,961)	—	(1,628)	—	—
Class E	—	(89)	—	(10)	N/A	N/A
Class I	—	(3,379)	—	(840)	—	—
Class R	—	(561)	N/A	N/A	N/A	N/A
Class Y	—	(6,252)	—	(1,963)	—	—
Total Distributions to Shareholders	—	(25,721)	—	(24,471)	—	—
Capital Share Transactions	(12,025)	44,439	(14,764)	8,395	2,585	5,369
Net Increase (Decrease) in Net Assets	5,717	(3,139)	(8,630)	(43,053)	2,568	6,893
Net Assets, Beginning of Period	778,030	781,169	266,959	310,012	18,633	11,740
Net Assets, End of Period	$783,747	$778,030	$258,329	$266,959	$21,201	$18,633
Undistributed (distributions in excess of) net investment income	$(7,542)	$(2,593)	$(189)	$356	$(15)	$(12)

See Accompanying Notes to Financial Statements.

134	SEMIANNUAL REPORT	2012

STATEMENTS OF CHANGES IN NET ASSETS

Ivy Funds

	Ivy Value Fund
(In thousands)	Six months ended 9-30-12 (Unaudited)	Year ended 3-31-12
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$255	$742
Net realized gain (loss) on investments	2,717	(1,361)
Net change in unrealized appreciation (depreciation)	(1,835)	1,325
Net Increase in Net Assets Resulting from Operations	1,137	706

Distributions to Shareholders From:
Net investment income:
Class A	(511)	(697)
Class B	—	—
Class C	(21)	(8)
Class E	(1)	(1)
Class I	(18)	(53)
Class Y	(9)	(14)
Net realized gains:
Class A	—	(1,012)
Class B	—	(36)
Class C	—	(85)
Class E	—	(1)
Class I	—	(34)
Class Y	—	(11)
Total Distributions to Shareholders	(560)	(1,952)
Capital Share Transactions	1,318	20,988
Net Increase in Net Assets	1,895	19,742
Net Assets, Beginning of Period	121,788	102,046
Net Assets, End of Period	$123,683	$121,788
Undistributed net investment income	$263	$568

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	135

FINANCIAL HIGHLIGHTS

Ivy Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$10.44	$0.13	(3)	$0.37	$0.50	$(0.16)	$—	$(0.16)
Year ended 3-31-2012	10.10	0.17	(3)	0.51	0.68	(0.34)	—	(0.34)
Year ended 3-31-2011	9.82	0.29	(3)	0.40	0.69	(0.32)	(0.09)	(0.41)
Year ended 3-31-2010	8.76	0.33	(3)	1.07	1.40	(0.34)	—	(0.34)
Year ended 3-31-2009	9.84	0.36		(1.06)	(0.70)	(0.38)	—	(0.38)
Year ended 3-31-2008	10.46	0.47		(0.62)	(0.15)	(0.47)	—	(0.47)
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	10.44	0.07	(3)	0.37	0.44	(0.10)	—	(0.10)
Year ended 3-31-2012	10.10	0.06	(3)	0.51	0.57	(0.23)	—	(0.23)
Year ended 3-31-2011	9.82	0.18	(3)	0.40	0.58	(0.21)	(0.09)	(0.30)
Year ended 3-31-2010	8.76	0.22	(3)	1.07	1.29	(0.23)	—	(0.23)
Year ended 3-31-2009	9.84	0.24		(1.06)	(0.82)	(0.26)	—	(0.26)
Year ended 3-31-2008	10.46	0.36		(0.62)	(0.26)	(0.36)	—	(0.36)
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	10.44	0.09	(3)	0.37	0.46	(0.12)	—	(0.12)
Year ended 3-31-2012	10.10	0.09	(3)	0.51	0.60	(0.26)	—	(0.26)
Year ended 3-31-2011	9.82	0.21	(3)	0.40	0.61	(0.24)	(0.09)	(0.33)
Year ended 3-31-2010	8.76	0.28	(3)	1.06	1.34	(0.28)	—	(0.28)
Year ended 3-31-2009	9.84	0.27	(3)	(1.05)	(0.78)	(0.30)	—	(0.30)
Year ended 3-31-2008	10.46	0.39		(0.62)	(0.23)	(0.39)	—	(0.39)
Class E Shares
Six-month period ended 9-30-2012 (unaudited)	10.44	0.12	(3)	0.38	0.50	(0.16)	—	(0.16)
Year ended 3-31-2012	10.10	0.17	(3)	0.51	0.68	(0.34)	—	(0.34)
Year ended 3-31-2011	9.82	0.28	(3)	0.40	0.68	(0.31)	(0.09)	(0.40)
Year ended 3-31-2010	8.76	0.34	(3)	1.07	1.41	(0.35)	—	(0.35)
Year ended 3-31-2009	9.84	0.34		(1.06)	(0.72)	(0.36)	—	(0.36)
Year ended 3-31-2008(5)	10.46	0.43	(3)	(0.62)	(0.19)	(0.43)	—	(0.43)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	10.44	0.14	(3)	0.38	0.52	(0.18)	—	(0.18)
Year ended 3-31-2012	10.10	0.20	(3)	0.51	0.71	(0.37)	—	(0.37)
Year ended 3-31-2011	9.82	0.32	(3)	0.40	0.72	(0.35)	(0.09)	(0.44)
Year ended 3-31-2010	8.76	0.38	(3)	1.06	1.44	(0.38)	—	(0.38)
Year ended 3-31-2009	9.84	0.39		(1.06)	(0.67)	(0.41)	—	(0.41)
Year ended 3-31-2008(5)	10.46	0.50	(3)	(0.62)	(0.12)	(0.50)	—	(0.50)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	10.44	0.13	(3)	0.37	0.50	(0.16)	—	(0.16)
Year ended 3-31-2012	10.10	0.18	(3)	0.51	0.69	(0.35)	—	(0.35)
Year ended 3-31-2011	9.82	0.30	(3)	0.40	0.70	(0.33)	(0.09)	(0.42)
Year ended 3-31-2010	8.76	0.35	(3)	1.07	1.42	(0.36)	—	(0.36)
Year ended 3-31-2009	9.84	0.33	(3)	(1.03)	(0.70)	(0.38)	—	(0.38)
Year ended 3-31-2008	10.46	0.46	(3)	(0.62)	(0.16)	(0.46)	—	(0.46)

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(6)	For the fiscal year ended March 31, 2008.

136	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$10.78	4.78%	$499		1.08	%(4)	2.35	%(4)	—%		—%		149%
Year ended 3-31-2012	10.44	6.83	437		1.11		1.68		—		—		309
Year ended 3-31-2011	10.10	7.08	333		1.14		2.97		—		—		432
Year ended 3-31-2010	9.82	16.27	168		1.21		3.58		—		—		410
Year ended 3-31-2009	8.76	-7.22	98		1.25		3.89		—		—		441
Year ended 3-31-2008	9.84	-1.51	95		1.21		4.57		—		—		75
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	10.78	4.25	12		2.10	(4)	1.33	(4)	—		—		149
Year ended 3-31-2012	10.44	5.68	10		2.19		0.61		—		—		309
Year ended 3-31-2011	10.10	5.94	9		2.22		1.87		2.23		1.86		432
Year ended 3-31-2010	9.82	14.84	6		2.41		2.36		—		—		410
Year ended 3-31-2009	8.76	-8.45	3		2.60		2.51		—		—		441
Year ended 3-31-2008	9.84	-2.59	2		2.31		3.46		—		—		75
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	10.78	4.40	44		1.81	(4)	1.62	(4)	—		—		149
Year ended 3-31-2012	10.44	6.03	40		1.84		0.92		—		—		309
Year ended 3-31-2011	10.10	6.31	26		1.85		2.16		—		—		432
Year ended 3-31-2010	9.82	15.44	19		1.95		2.87		—		—		410
Year ended 3-31-2009	8.76	-7.99	13		2.06		2.92		—		—		441
Year ended 3-31-2008	9.84	-2.31	5		2.02		3.76		—		—		75
Class E Shares
Six-month period ended 9-30-2012 (unaudited)	10.78	4.75	4		1.14	(4)	2.29	(4)	1.38	(4)	2.05	(4)	149
Year ended 3-31-2012	10.44	6.79	4		1.14		1.66		1.42		1.38		309
Year ended 3-31-2011	10.10	7.01	3		1.19		2.87		1.47		2.59		432
Year ended 3-31-2010	9.82	16.30	2		1.21		3.56		1.68		3.09		410
Year ended 3-31-2009	8.76	-7.37	1		1.37		3.73		1.77		3.33		441
Year ended 3-31-2008(5)	9.84	-1.85	1		1.59	(4)	4.14	(4)	—		—		75	(6)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	10.78	4.94	8		0.79	(4)	2.60	(4)	—		—		149
Year ended 3-31-2012	10.44	7.19	4		0.77		1.96		—		—		309
Year ended 3-31-2011	10.10	7.43	1		0.80		3.34		—		—		432
Year ended 3-31-2010	9.82	16.73	1		0.84		3.84		—		—		410
Year ended 3-31-2009	8.76	-6.88	—	*	0.88		4.26		—		—		441
Year ended 3-31-2008(5)	9.84	-1.17	—	*	0.91	(4)	4.87	(4)	—		—		75	(6)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	10.78	4.80	5		1.01	(4)	2.44	(4)	—		—		149
Year ended 3-31-2012	10.44	6.91	8		1.03		1.78		—		—		309
Year ended 3-31-2011	10.10	7.17	7		1.05		3.00		—		—		432
Year ended 3-31-2010	9.82	16.41	6		1.09		3.58		—		—		410
Year ended 3-31-2009	8.76	-7.23	1		1.19		3.61		1.21		3.59		441
Year ended 3-31-2008	9.84	-1.60	—	*	1.34		4.42		—		—		75

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	137

FINANCIAL HIGHLIGHTS

Ivy Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY CORE EQUITY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Distributions From Return of Capital	Total Distributions
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$10.91	$0.01	(3)	$0.33	$0.34	$—	$—	$—	$—
Year ended 3-31-2012	10.68	0.02	(3)	0.58	0.60	—	(0.37)	—	(0.37)
Year ended 3-31-2011	8.91	(0.01	)(3)	1.95	1.94	—	(0.17)	—	(0.17)
Year ended 3-31-2010	6.04	0.00	(3)	2.89	2.89	—	—	(0.02)	(0.02)
Year ended 3-31-2009	9.33	0.00		(3.27)	(3.27)	—	—	(0.02)	(0.02)
Year ended 3-31-2008	10.03	0.01		0.25	0.26	—	(0.96)	—	(0.96)
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	9.75	(0.04	)(3)	0.29	0.25	—	—	—	—
Year ended 3-31-2012	9.59	(0.08	)(3)	0.52	0.44	—	(0.28)	—	(0.28)
Year ended 3-31-2011	8.10	(0.10	)(3)	1.76	1.66	—	(0.17)	—	(0.17)
Year ended 3-31-2010	5.54	(0.06	)(3)	2.62	2.56	—	—	—	—
Year ended 3-31-2009	8.64	(0.11)		(2.98)	(3.09)	—	—	(0.01)	(0.01)
Year ended 3-31-2008	9.34	(0.06)		0.22	0.16	—	(0.86)	—	(0.86)
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	9.95	(0.03	)(3)	0.30	0.27	—	—	—	—
Year ended 3-31-2012	9.77	(0.06	)(3)	0.55	0.49	—	(0.31)	—	(0.31)
Year ended 3-31-2011	8.23	(0.07	)(3)	1.78	1.71	—	(0.17)	—	(0.17)
Year ended 3-31-2010	5.61	(0.04	)(3)	2.66	2.62	—	—	—	—
Year ended 3-31-2009	8.74	(0.06)		(3.05)	(3.11)	—	—	(0.02)	(0.02)
Year ended 3-31-2008	9.44	(0.05)		0.22	0.17	—	(0.87)	—	(0.87)
Class E Shares
Six-month period ended 9-30-2012 (unaudited)	10.89	0.01	(3)	0.33	0.34	—	—	—	—
Year ended 3-31-2012	10.67	0.01	(3)	0.59	0.60	—	(0.38)	—	(0.38)
Year ended 3-31-2011	8.90	0.00	(3)	1.94	1.94	—	(0.17)	—	(0.17)
Year ended 3-31-2010	6.03	0.00	(3)	2.89	2.89	—	—	(0.02)	(0.02)
Year ended 3-31-2009	9.33	0.02	(3)	(3.30)	(3.28)	—	—	(0.02)	(0.02)
Year ended 3-31-2008(5)	10.05	(0.03	)(3)	0.26	0.23	—	(0.95)	—	(0.95)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	11.78	0.03	(3)	0.37	0.40	—	—	—	—
Year ended 3-31-2012	11.50	0.05	(3)	0.64	0.69	—	(0.41)	—	(0.41)
Year ended 3-31-2011	9.55	0.03	(3)	2.09	2.12	—	(0.17)	—	(0.17)
Year ended 3-31-2010	6.47	(0.01	)(3)	3.13	3.12	—	—	(0.04)	(0.04)
Year ended 3-31-2009	9.93	0.08	(3)	(3.52)	(3.44)	—	—	(0.02)	(0.02)
Year ended 3-31-2008(5)	10.52	0.10		0.30	0.40	—	(0.99)	—	(0.99)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	11.54	0.02	(3)	0.35	0.37	—	—	—	—
Year ended 3-31-2012	11.27	0.03	(3)	0.63	0.66	—	(0.39)	—	(0.39)
Year ended 3-31-2011	9.39	0.01	(3)	2.04	2.05	—	(0.17)	—	(0.17)
Year ended 3-31-2010	6.36	0.00	(3)	3.06	3.06	—	—	(0.03)	(0.03)
Year ended 3-31-2009	9.80	0.06	(3)	(3.48)	(3.42)	—	—	(0.02)	(0.02)
Year ended 3-31-2008	10.49	0.06	(3)	0.22	0.28	—	(0.97)	—	(0.97)

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(6)	For the fiscal year ended March 31, 2008.

138	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$11.25	3.21%	$217		1.27	%(4)	0.25	%(4)	—%		—%		26%
Year ended 3-31-2012	10.91	6.16	196		1.30		0.15		—		—		65
Year ended 3-31-2011	10.68	21.99	139		1.40		-0.10		—		—		107
Year ended 3-31-2010	8.91	47.83	97		1.44		0.19		—		—		101
Year ended 3-31-2009	6.04	-35.09	65		1.46		0.38		—		—		115
Year ended 3-31-2008	9.33	1.52	88		1.35		0.36		—		—		81
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	10.00	2.67	5		2.28	(4)	-0.76	(4)	—		—		26
Year ended 3-31-2012	9.75	5.05	5		2.36		-0.89		—		—		65
Year ended 3-31-2011	9.59	20.73	5		2.46		-1.19		—		—		107
Year ended 3-31-2010	8.10	46.21	5		2.51		-0.87		—		—		101
Year ended 3-31-2009	5.54	-35.75	4		2.48		-0.68		—		—		115
Year ended 3-31-2008	8.64	0.65	9		2.27		-0.51		—		—		81
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	10.22	2.71	99		2.03	(4)	-0.52	(4)	—		—		26
Year ended 3-31-2012	9.95	5.46	99		2.08		-0.61		—		—		65
Year ended 3-31-2011	9.77	21.01	105		2.15		-0.87		—		—		107
Year ended 3-31-2010	8.23	46.70	96		2.20		-0.57		—		—		101
Year ended 3-31-2009	5.61	-35.63	75		2.21		-0.42		—		—		115
Year ended 3-31-2008	8.74	0.78	135		2.11		-0.34		—		—		81
Class E Shares
Six-month period ended 9-30-2012 (unaudited)	11.23	3.12	3		1.35	(4)	0.17	(4)	1.62	(4)	-0.10	(4)	26
Year ended 3-31-2012	10.89	6.13	3		1.35		0.10		1.72		-0.27		65
Year ended 3-31-2011	10.67	22.02	2		1.35		-0.05		1.92		-0.62		107
Year ended 3-31-2010	8.90	48.03	1		1.35		0.26		2.16		-0.55		101
Year ended 3-31-2009	6.03	-35.20	1		1.56		0.31		2.12		-0.25		115
Year ended 3-31-2008(5)	9.33	1.22	1		1.80	(4)	-0.43	(4)	—		—		81	(6)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	12.18	3.40	36		0.94	(4)	0.59	(4)	—		—		26
Year ended 3-31-2012	11.78	6.57	28		0.94		0.47		—		—		65
Year ended 3-31-2011	11.50	22.41	5		0.99		0.33		—		—		107
Year ended 3-31-2010	9.55	48.34	3		0.99		0.55		—		—		101
Year ended 3-31-2009	6.47	-34.68	—	*	0.97		1.03		—		—		115
Year ended 3-31-2008(5)	9.93	2.80	—	*	0.99	(4)	0.72	(4)	—		—		81	(6)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	11.91	3.21	20		1.19	(4)	0.33	(4)	—		—		26
Year ended 3-31-2012	11.54	6.35	18		1.20		0.27		—		—		65
Year ended 3-31-2011	11.27	22.04	11		1.24		0.06		—		—		107
Year ended 3-31-2010	9.39	48.15	5		1.24		0.39		—		—		101
Year ended 3-31-2009	6.36	-34.94	4		1.23		0.71		—		—		115
Year ended 3-31-2008	9.80	1.67	2		1.22		0.60		—		—		81

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	139

FINANCIAL HIGHLIGHTS

Ivy Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY CUNDILL GLOBAL VALUE FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Distributions From Return of Capital	Total Distributions
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$13.44	$0.05	(3)	$(1.34)	$(1.29)	$—	$—	$—	$—
Year ended 3-31-2012	14.00	0.02	(3)	(0.57)	(0.55)	(0.01)	—	—	(0.01)
Year ended 3-31-2011	12.63	0.03	(3)	1.34	1.37	—	—	—	—
Year ended 3-31-2010	8.55	0.04	(3)	4.15	4.19	(0.08)	—	(0.03)	(0.11)
Year ended 3-31-2009	12.97	0.16		(4.55)	(4.39)	(0.03)	— *	—	(0.03)
Year ended 3-31-2008	16.28	0.18		(2.00)	(1.82)	(0.18)	(1.31)	—	(1.49)
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	12.78	(0.01	)(3)	(1.28)	(1.29)	—	—	—	—
Year ended 3-31-2012	13.43	(0.09	)(3)	(0.56)	(0.65)	—	—	—	—
Year ended 3-31-2011	12.22	(0.07	)(3)	1.28	1.21	—	—	—	—
Year ended 3-31-2010	8.31	(0.04	)(3)	3.99	3.95	(0.03)	—	(0.01)	(0.04)
Year ended 3-31-2009	12.68	0.01		(4.38)	(4.37)	—	—	—	—
Year ended 3-31-2008	15.93	0.03	(3)	(1.93)	(1.90)	(0.04)	(1.31)	—	(1.35)
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	12.88	0.02	(3)	(1.29)	(1.27)	—	—	—	—
Year ended 3-31-2012	13.48	(0.05	)(3)	(0.55)	(0.60)	—	—	—	—
Year ended 3-31-2011	12.23	(0.03	)(3)	1.28	1.25	—	—	—	—
Year ended 3-31-2010	8.30	0.00	(3)	3.99	3.99	(0.05)	—	(0.01)	(0.06)
Year ended 3-31-2009	12.62	0.06		(4.38)	(4.32)	—	—	—	—
Year ended 3-31-2008	15.88	0.05		(1.92)	(1.87)	(0.08)	(1.31)	—	(1.39)
Class E Shares
Six-month period ended 9-30-2012 (unaudited)	13.49	0.07	(3)	(1.34)	(1.27)	—	—	—	—
Year ended 3-31-2012	14.04	0.05	(3)	(0.57)	(0.52)	(0.03)	—	—	(0.03)
Year ended 3-31-2011	12.64	0.06	(3)	1.34	1.40	—	—	—	—
Year ended 3-31-2010	8.55	0.06	(3)	4.16	4.22	(0.10)	—	(0.03)	(0.13)
Year ended 3-31-2009	12.93	0.10		(4.48)	(4.38)	—	—	—	—
Year ended 3-31-2008(5)	16.23	0.02	(3)	(1.87)	(1.85)	(0.14)	(1.31)	—	(1.45)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	13.64	0.09	(3)	(1.37)	(1.28)	—	—	—	—
Year ended 3-31-2012	14.23	0.10	(3)	(0.59)	(0.49)	(0.10)	—	—	(0.10)
Year ended 3-31-2011	12.76	0.11	(3)	1.36	1.47	—	—	—	—
Year ended 3-31-2010	8.64	0.07	(3)	4.22	4.29	(0.13)	—	(0.04)	(0.17)
Year ended 3-31-2009	13.11	0.05	(3)	(4.43)	(4.38)	(0.09)	— *	—	(0.09)
Year ended 3-31-2008(5)	16.29	0.24	(3)	(1.87)	(1.63)	(0.24)	(1.31)	—	(1.55)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	13.56	0.08	(3)	(1.36)	(1.28)	—	—	—	—
Year ended 3-31-2012	14.15	0.11	(3)	(0.59)	(0.48)	(0.11)	—	—	(0.11)
Year ended 3-31-2011	12.69	0.11	(3)	1.35	1.46	—	—	—	—
Year ended 3-31-2010	8.58	0.07	(3)	4.22	4.29	(0.14)	—	(0.04)	(0.18)
Year ended 3-31-2009	13.02	0.14	(3)	(4.49)	(4.35)	(0.09)	— *	—	(0.09)
Year ended 3-31-2008	16.33	0.25	(3)	(2.01)	(1.76)	(0.24)	(1.31)	—	(1.55)

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(6)	For the fiscal year ended March 31, 2008.

140	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$12.15	-9.60%	$172		1.90	%(4)	0.79	%(4)	1.93	%(4)	0.76	%(4)	5%
Year ended 3-31-2012	13.44	-3.93	200		1.86		0.16		—		—		38
Year ended 3-31-2011	14.00	10.85	250		1.83		0.27		—		—		46
Year ended 3-31-2010	12.63	49.03	255		1.90		0.57		1.92		0.55		35
Year ended 3-31-2009	8.55	-33.87	207		1.81		1.26		—		—		43
Year ended 3-31-2008	12.97	-12.07	443		1.59		1.05		—		—		39
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	11.49	-10.09	7		2.96	(4)	-0.22	(4)	—		—		5
Year ended 3-31-2012	12.78	-4.84	10		2.81		-0.76		—		—		38
Year ended 3-31-2011	13.43	9.90	16		2.74		-0.61		—		—		46
Year ended 3-31-2010	12.22	47.51	20		2.81		-0.29		—		—		35
Year ended 3-31-2009	8.31	-34.46	17		2.71		0.35		—		—		43
Year ended 3-31-2008	12.68	-12.83	37		2.48		0.18		—		—		39
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	11.61	-9.86	20		2.42	(4)	0.29	(4)	—		—		5
Year ended 3-31-2012	12.88	-4.45	26		2.42		-0.39		—		—		38
Year ended 3-31-2011	13.48	10.22	36		2.41		-0.28		—		—		46
Year ended 3-31-2010	12.23	48.10	43		2.46		0.08		—		—		35
Year ended 3-31-2009	8.30	-34.23	40		2.42		0.72		—		—		43
Year ended 3-31-2008	12.62	-12.65	99		2.25		0.37		—		—		39
Class E Shares
Six-month period ended 9-30-2012 (unaudited)	12.22	-9.41	1		1.59	(4)	1.09	(4)	2.45	(4)	0.22	(4)	5
Year ended 3-31-2012	13.49	-3.66	1		1.59		0.42		2.36		-0.35		38
Year ended 3-31-2011	14.04	11.08	1		1.59		0.46		2.37		-0.32		46
Year ended 3-31-2010	12.64	49.41	—	*	1.59		0.75		2.63		-0.29		35
Year ended 3-31-2009	8.55	-33.87	—	*	1.93		0.98		2.72		0.19		43
Year ended 3-31-2008(5)	12.93	-12.31	—	*	2.31	(4)	0.29	(4)	—		—		39	(6)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	12.36	-9.38	4		1.30	(4)	1.42	(4)	—		—		5
Year ended 3-31-2012	13.64	-3.32	5		1.27		0.75		—		—		38
Year ended 3-31-2011	14.23	11.52	6		1.28		0.85		—		—		46
Year ended 3-31-2010	12.76	49.77	6		1.31		0.93		—		—		35
Year ended 3-31-2009	8.64	-33.46	4		1.25		1.25		—		—		43
Year ended 3-31-2008(5)	13.11	-10.93	2		1.21	(4)	1.45	(4)	—		—		39	(6)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	12.28	-9.44	11		1.43	(4)	1.25	(4)	1.58	(4)	1.10	(4)	5
Year ended 3-31-2012	13.56	-3.24	13		1.20		0.85		1.54		0.51		38
Year ended 3-31-2011	14.15	11.51	20		1.20		0.85		1.54		0.51		46
Year ended 3-31-2010	12.69	50.14	17		1.20		1.12		1.55		0.77		35
Year ended 3-31-2009	8.58	-33.44	9		1.19		1.59		1.50		1.28		43
Year ended 3-31-2008	13.02	-11.73	8		1.20		1.42		1.45		1.17		39

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	141

FINANCIAL HIGHLIGHTS

Ivy Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY DIVIDEND OPPORTUNITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$15.70	$0.13	(3)	$0.22	$0.35	$(0.07)	$—	$(0.07)
Year ended 3-31-2012	16.14	0.18	(3)	(0.44)	(0.26)	(0.18)	—	(0.18)
Year ended 3-31-2011	13.61	0.13	(3)	2.55	2.68	(0.15)	—	(0.15)
Year ended 3-31-2010	9.86	0.12	(3)	3.74	3.86	(0.11)	—	(0.11)
Year ended 3-31-2009	16.05	0.12	(3)	(6.19)	(6.07)	(0.12)	—	(0.12)
Year ended 3-31-2008	15.70	0.13	(3)	0.54	0.67	(0.14)	(0.18)	(0.32)
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	15.54	0.06	(3)	0.22	0.28	(0.01)	—	(0.01)
Year ended 3-31-2012	15.98	0.04	(3)	(0.43)	(0.39)	(0.05)	—	(0.05)
Year ended 3-31-2011	13.49	0.00	(3)	2.52	2.52	(0.03)	—	(0.03)
Year ended 3-31-2010	9.79	0.00	(3)	3.71	3.71	(0.01)	—	(0.01)
Year ended 3-31-2009	15.93	0.00		(6.14)	(6.14)	—	—	—
Year ended 3-31-2008	15.63	(0.03)		0.53	0.50	(0.02)	(0.18)	(0.20)
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	15.59	0.07	(3)	0.22	0.29	(0.02)	—	(0.02)
Year ended 3-31-2012	16.03	0.07	(3)	(0.43)	(0.36)	(0.08)	—	(0.08)
Year ended 3-31-2011	13.53	0.03	(3)	2.54	2.57	(0.07)	—	(0.07)
Year ended 3-31-2010	9.81	0.04	(3)	3.71	3.75	(0.03)	—	(0.03)
Year ended 3-31-2009	15.95	0.03	(3)	(6.14)	(6.11)	(0.03)	—	(0.03)
Year ended 3-31-2008	15.63	0.00		0.54	0.54	(0.04)	(0.18)	(0.22)
Class E Shares
Six-month period ended 9-30-2012 (unaudited)	15.66	0.12	(3)	0.22	0.34	(0.06)	—	(0.06)
Year ended 3-31-2012	16.10	0.17	(3)	(0.44)	(0.27)	(0.17)	—	(0.17)
Year ended 3-31-2011	13.58	0.13	(3)	2.54	2.67	(0.15)	—	(0.15)
Year ended 3-31-2010	9.84	0.13	(3)	3.73	3.86	(0.12)	—	(0.12)
Year ended 3-31-2009	16.01	0.10		(6.17)	(6.07)	(0.10)	—	(0.10)
Year ended 3-31-2008(5)	15.76	(0.01	)(3)	0.51	0.50	(0.07)	(0.18)	(0.25)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	15.73	0.16	(3)	0.22	0.38	(0.10)	—	(0.10)
Year ended 3-31-2012	16.17	0.24	(3)	(0.45)	(0.21)	(0.23)	—	(0.23)
Year ended 3-31-2011	13.63	0.18	(3)	2.56	2.74	(0.20)	—	(0.20)
Year ended 3-31-2010	9.88	0.17	(3)	3.75	3.92	(0.17)	—	(0.17)
Year ended 3-31-2009	16.07	0.08	(3)	(6.10)	(6.02)	(0.17)	—	(0.17)
Year ended 3-31-2008(5)	15.76	0.20		0.47	0.67	(0.18)	(0.18)	(0.36)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	15.72	0.14	(3)	0.22	0.36	(0.08)	—	(0.08)
Year ended 3-31-2012	16.16	0.19	(3)	(0.44)	(0.25)	(0.19)	—	(0.19)
Year ended 3-31-2011	13.63	0.15	(3)	2.55	2.70	(0.17)	—	(0.17)
Year ended 3-31-2010	9.87	0.14	(3)	3.75	3.89	(0.13)	—	(0.13)
Year ended 3-31-2009	16.06	0.14	(3)	(6.19)	(6.05)	(0.14)	—	(0.14)
Year ended 3-31-2008	15.70	0.14	(3)	0.55	0.69	(0.15)	(0.18)	(0.33)

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(6)	For the fiscal year ended March 31, 2008.

142	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$15.98	2.24%	$267		1.27	%(4)	1.68	%(4)	—%		—%		23%
Year ended 3-31-2012	15.70	-1.54	261		1.29		1.21		—		—		37
Year ended 3-31-2011	16.14	19.85	252		1.33		0.94		—		—		45
Year ended 3-31-2010	13.61	39.29	182		1.40		1.02		—		—		46
Year ended 3-31-2009	9.86	-37.92	133		1.40		1.00		—		—		30
Year ended 3-31-2008	16.05	4.10	148		1.37		0.77		—		—		30
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	15.81	1.80	14		2.12	(4)	0.82	(4)	—		—		23
Year ended 3-31-2012	15.54	-2.35	15		2.18		0.30		—		—		37
Year ended 3-31-2011	15.98	18.69	16		2.25		0.02		—		—		45
Year ended 3-31-2010	13.49	37.88	10		2.44		-0.01		—		—		46
Year ended 3-31-2009	9.79	-38.54	9		2.43		-0.04		—		—		30
Year ended 3-31-2008	15.93	3.09	11		2.34		-0.16		—		—		30
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	15.86	1.92	41		1.96	(4)	0.98	(4)	—		—		23
Year ended 3-31-2012	15.59	-2.23	43		2.00		0.48		—		—		37
Year ended 3-31-2011	16.03	19.07	50		2.02		0.24		—		—		45
Year ended 3-31-2010	13.53	38.30	43		2.09		0.35		—		—		46
Year ended 3-31-2009	9.81	-38.33	37		2.11		0.39		—		—		30
Year ended 3-31-2008	15.95	3.32	24		2.15		0.00		—		—		30
Class E Shares
Six-month period ended 9-30-2012 (unaudited)	15.94	2.18	3		1.37	(4)	1.58	(4)	1.83	(4)	1.12	(4)	23
Year ended 3-31-2012	15.66	-1.61	3		1.37		1.14		1.92		0.59		37
Year ended 3-31-2011	16.10	19.80	3		1.37		0.89		2.03		0.23		45
Year ended 3-31-2010	13.58	39.33	2		1.37		1.06		2.35		0.08		46
Year ended 3-31-2009	9.84	-37.98	2		1.60		0.78		2.27		0.11		30
Year ended 3-31-2008(5)	16.01	3.01	2		2.17	(4)	-0.18	(4)	—		—		30	(6)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	16.01	2.40	14		0.93	(4)	2.02	(4)	—		—		23
Year ended 3-31-2012	15.73	-1.18	14		0.94		1.60		—		—		37
Year ended 3-31-2011	16.17	20.32	7		0.97		1.31		—		—		45
Year ended 3-31-2010	13.63	39.80	6		0.98		1.51		—		—		46
Year ended 3-31-2009	9.88	-37.60	2		0.99		1.75		—		—		30
Year ended 3-31-2008(5)	16.07	4.08	—	*	1.00	(4)	1.17	(4)	—		—		30	(6)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	16.00	2.29	13		1.17	(4)	1.75	(4)	—		—		23
Year ended 3-31-2012	15.72	-1.43	15		1.19		1.27		—		—		37
Year ended 3-31-2011	16.16	19.99	18		1.21		1.05		—		—		45
Year ended 3-31-2010	13.63	39.58	16		1.23		1.19		—		—		46
Year ended 3-31-2009	9.87	-37.79	15		1.24		1.08		—		—		30
Year ended 3-31-2008	16.06	4.23	12		1.26		0.78		—		—		30

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	143

FINANCIAL HIGHLIGHTS

Ivy Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY EUROPEAN OPPORTUNITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Distributions From Return of Capital
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$22.89	$0.12	(3)	$0.04	$0.16	$—	$—	$—
Year ended 3-31-2012	24.61	0.07	(3)	(1.72)	(1.65)	(0.07)	—	—
Year ended 3-31-2011	21.44	(0.01	)(3)	3.24	3.23	(0.06)	—	—
Year ended 3-31-2010	15.08	0.27	(3)	6.43	6.70	(0.34)	—	—
Year ended 3-31-2009	34.70	1.18		(18.18)	(17.00)	(1.16)	(1.44)	(0.02)
Year ended 3-31-2008	40.58	0.60		(1.98)	(1.38)	(0.50)	(4.00)	—
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	21.62	0.01	(3)	0.02	0.03	—	—	—
Year ended 3-31-2012	23.40	(0.13	)(3)	(1.65)	(1.78)	—	—	—
Year ended 3-31-2011	20.53	(0.21	)(3)	3.08	2.87	— *	—	—
Year ended 3-31-2010	14.50	0.10	(3)	6.14	6.24	(0.21)	—	—
Year ended 3-31-2009	33.35	1.06	(3)	(17.56)	(16.50)	(0.89)	(1.44)	(0.02)
Year ended 3-31-2008	39.14	0.27	(3)	(1.90)	(1.63)	(0.16)	(4.00)	—
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	21.86	0.06	(3)	0.03	0.09	—	—	—
Year ended 3-31-2012	23.58	(0.06	)(3)	(1.66)	(1.72)	—	—	—
Year ended 3-31-2011	20.63	(0.14	)(3)	3.11	2.97	(0.02)	—	—
Year ended 3-31-2010	14.55	0.18	(3)	6.17	6.35	(0.27)	—	—
Year ended 3-31-2009	33.49	1.02		(17.54)	(16.52)	(0.96)	(1.44)	(0.02)
Year ended 3-31-2008	39.28	0.32		(1.91)	(1.59)	(0.20)	(4.00)	—
Class E Shares(5)
Six-month period ended 9-30-2012 (unaudited)	23.02	0.18	(3)	0.04	0.22	—	—	—
Year ended 3-31-2012	24.76	0.18	(3)	(1.74)	(1.56)	(0.18)	—	—
Year ended 3-31-2011	21.48	0.09	(3)	3.28	3.37	(0.09)	—	—
Year ended 3-31-2010	15.08	0.39	(3)	6.44	6.83	(0.43)	—	—
Year ended 3-31-2009	34.73	1.09		(18.00)	(16.91)	(1.28)	(1.44)	(0.02)
Year ended 3-31-2008(6)	40.69	0.73		(2.11)	(1.38)	(0.58)	(4.00)	—
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	23.04	0.20	(3)	0.04	0.24	—	—	—
Year ended 3-31-2012	24.82	0.21	(3)	(1.75)	(1.54)	(0.24)	—	—
Year ended 3-31-2011	21.51	0.12	(3)	3.29	3.41	(0.10)	—	—
Year ended 3-31-2010	15.09	0.44	(3)	6.43	6.87	(0.45)	—	—
Year ended 3-31-2009	34.80	0.95	(3)	(17.87)	(16.92)	(1.33)	(1.44)	(0.02)
Year ended 3-31-2008(6)	40.73	0.35	(3)	(1.61)	(1.26)	(0.67)	(4.00)	—
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	23.04	0.16	(3)	0.05	0.21	—	—	—
Year ended 3-31-2012	24.75	0.17	(3)	(1.75)	(1.58)	(0.13)	—	—
Year ended 3-31-2011	21.50	0.09	(3)	3.24	3.33	(0.08)	—	—
Year ended 3-31-2010	15.10	0.33	(3)	6.48	6.81	(0.41)	—	—
Year ended 3-31-2009	34.75	1.20		(18.14)	(16.94)	(1.25)	(1.44)	(0.02)
Year ended 3-31-2008	40.61	0.61		(1.91)	(1.30)	(0.56)	(4.00)	—

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	Class is closed to investment.

(6)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(7)	For the fiscal year ended March 31, 2008.

144	SEMIANNUAL REPORT	2012

	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$—	$23.05	0.70%	$164		1.83	%(4)	1.07	%(4)	27%
Year ended 3-31-2012	(0.07)	22.89	-6.67	167		1.84		0.33		49
Year ended 3-31-2011	(0.06)	24.61	15.07	197		1.82		-0.07		66
Year ended 3-31-2010	(0.34)	21.44	44.42	189		1.98		1.35		100
Year ended 3-31-2009	(2.62)	15.08	-49.74	136		1.84		4.03		88
Year ended 3-31-2008	(4.50)	34.70	-4.52	390		1.58		1.43		65
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	—	21.65	0.14	4		2.90	(4)	0.07	(4)	27
Year ended 3-31-2012	—	21.62	-7.61	5		2.84		-0.63		49
Year ended 3-31-2011	— *	23.40	13.99	8		2.81		-1.01		66
Year ended 3-31-2010	(0.21)	20.53	43.02	9		2.96		0.47		100
Year ended 3-31-2009	(2.35)	14.50	-50.19	8		2.73		3.59		88
Year ended 3-31-2008	(4.16)	33.35	-5.27	37		2.35		0.68		65
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	—	21.95	0.41	9		2.42	(4)	0.54	(4)	27
Year ended 3-31-2012	—	21.86	-7.29	11		2.47		-0.26		49
Year ended 3-31-2011	(0.02)	23.58	14.41	15		2.46		-0.65		66
Year ended 3-31-2010	(0.27)	20.63	43.62	19		2.55		0.87		100
Year ended 3-31-2009	(2.42)	14.55	-50.07	16		2.47		3.55		88
Year ended 3-31-2008	(4.20)	33.49	-5.16	57		2.26		0.78		65
Class E Shares(5)
Six-month period ended 9-30-2012 (unaudited)	—	23.24	0.96	—	*	1.32	(4)	1.57	(4)	27
Year ended 3-31-2012	(0.18)	23.02	-6.18	—	*	1.32		0.80		49
Year ended 3-31-2011	(0.09)	24.76	15.71	—	*	1.32		0.40		66
Year ended 3-31-2010	(0.43)	21.48	45.28	—	*	1.37		1.92		100
Year ended 3-31-2009	(2.74)	15.08	-49.46	—	*	1.36		4.14		88
Year ended 3-31-2008(6)	(4.58)	34.73	-4.52	—	*	1.28	(4)	1.78	(4)	65	(7)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	—	23.28	1.00	36		1.18	(4)	1.81	(4)	27
Year ended 3-31-2012	(0.24)	23.04	-6.06	53		1.19		0.94		49
Year ended 3-31-2011	(0.10)	24.82	15.87	43		1.18		0.52		66
Year ended 3-31-2010	(0.45)	21.51	45.52	34		1.23		2.15		100
Year ended 3-31-2009	(2.79)	15.09	-49.39	23		1.22		4.08		88
Year ended 3-31-2008(6)	(4.67)	34.80	-4.24	53		1.17	(4)	1.44	(4)	65	(7)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	—	23.25	0.91	2		1.43	(4)	1.48	(4)	27
Year ended 3-31-2012	(0.13)	23.04	-6.30	2		1.45		0.75		49
Year ended 3-31-2011	(0.08)	24.75	15.52	2		1.45		0.38		66
Year ended 3-31-2010	(0.41)	21.50	45.09	3		1.51		1.74		100
Year ended 3-31-2009	(2.71)	15.10	-49.52	2		1.49		4.27		88
Year ended 3-31-2008	(4.56)	34.75	-4.33	4		1.41		1.60		65

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	145

FINANCIAL HIGHLIGHTS

Ivy Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY GLOBAL BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$10.20	$0.21	(3)	$0.05	$0.26	$(0.18)	$—	$(0.18)
Year ended 3-31-2012	10.35	0.39	(3)	(0.11)	0.28	(0.39)	(0.04)	(0.43)
Year ended 3-31-2011	10.30	0.36	(3)	0.08	0.44	(0.33)	(0.06)	(0.39)
Year ended 3-31-2010	9.39	0.37	(3)	0.82	1.19	(0.28)	—	(0.28)
Year ended 3-31-2009(5)	10.00	0.19	(3)	(0.53)	(0.34)	(0.15)	(0.12)	(0.27)
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	10.19	0.17	(3)	0.05	0.22	(0.14)	—	(0.14)
Year ended 3-31-2012	10.35	0.31	(3)	(0.12)	0.19	(0.31)	(0.04)	(0.35)
Year ended 3-31-2011	10.29	0.28	(3)	0.09	0.37	(0.25)	(0.06)	(0.31)
Year ended 3-31-2010	9.38	0.32	(3)	0.80	1.12	(0.21)	—	(0.21)
Year ended 3-31-2009(5)	10.00	0.16	(3)	(0.58)	(0.42)	(0.08)	(0.12)	(0.20)
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	10.19	0.17	(3)	0.05	0.22	(0.14)	—	(0.14)
Year ended 3-31-2012	10.35	0.31	(3)	(0.12)	0.19	(0.31)	(0.04)	(0.35)
Year ended 3-31-2011	10.29	0.28	(3)	0.09	0.37	(0.25)	(0.06)	(0.31)
Year ended 3-31-2010	9.38	0.30	(3)	0.82	1.12	(0.21)	—	(0.21)
Year ended 3-31-2009(5)	10.00	0.16	(3)	(0.58)	(0.42)	(0.08)	(0.12)	(0.20)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	10.19	0.22	(3)	0.07	0.29	(0.20)	—	(0.20)
Year ended 3-31-2012	10.35	0.41	(3)	(0.11)	0.30	(0.42)	(0.04)	(0.46)
Year ended 3-31-2011	10.30	0.39	(3)	0.08	0.47	(0.36)	(0.06)	(0.42)
Year ended 3-31-2010	9.39	0.40	(3)	0.82	1.22	(0.31)	—	(0.31)
Year ended 3-31-2009(5)	10.00	0.25	(3)	(0.57)	(0.32)	(0.17)	(0.12)	(0.29)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	10.20	0.21	(3)	0.05	0.26	(0.18)	—	(0.18)
Year ended 3-31-2012	10.36	0.39	(3)	(0.12)	0.27	(0.39)	(0.04)	(0.43)
Year ended 3-31-2011	10.30	0.36	(3)	0.09	0.45	(0.33)	(0.06)	(0.39)
Year ended 3-31-2010	9.39	0.37	(3)	0.82	1.19	(0.28)	—	(0.28)
Year ended 3-31-2009(5)	10.00	0.23	(3)	(0.57)	(0.34)	(0.15)	(0.12)	(0.27)

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	For the period from April 4, 2008 (commencement of operations of the class) through March 31, 2009.

(6)	For the fiscal year ended March 31, 2009.

146	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$10.28	2.61%	$161	0.99	%(4)	4.05	%(4)	1.26	%(4)	3.78	%(4)	14%
Year ended 3-31-2012	10.20	2.74	158	0.99		3.81		1.25		3.55		26
Year ended 3-31-2011	10.35	4.34	141	0.99		3.50		1.25		3.24		26
Year ended 3-31-2010	10.30	12.84	89	0.99		3.95		1.32		3.62		19
Year ended 3-31-2009(5)	9.39	-3.35	32	1.01	(4)	2.87	(4)	1.56	(4)	2.32	(4)	18	(6)
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	10.27	2.22	6	1.74	(4)	3.30	(4)	2.19	(4)	2.85	(4)	14
Year ended 3-31-2012	10.19	1.96	6	1.74		3.05		2.26		2.53		26
Year ended 3-31-2011	10.35	3.66	7	1.74		2.76		2.06		2.44		26
Year ended 3-31-2010	10.29	12.01	6	1.74		3.22		2.00		2.96		19
Year ended 3-31-2009(5)	9.38	-4.11	6	1.76	(4)	1.85	(4)	2.16	(4)	1.45	(4)	18	(6)
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	10.27	2.22	40	1.74	(4)	3.30	(4)	1.91	(4)	3.12	(4)	14
Year ended 3-31-2012	10.19	1.96	41	1.74		3.06		1.93		2.87		26
Year ended 3-31-2011	10.35	3.66	44	1.74		2.76		1.92		2.58		26
Year ended 3-31-2010	10.29	12.01	33	1.74		3.20		1.97		2.97		19
Year ended 3-31-2009(5)	9.38	-4.10	13	1.74	(4)	2.03	(4)	2.17	(4)	1.61	(4)	18	(6)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	10.28	2.74	27	0.74	(4)	4.30	(4)	0.91	(4)	4.12	(4)	14
Year ended 3-31-2012	10.19	3.00	28	0.74		4.07		0.91		3.90		26
Year ended 3-31-2011	10.35	4.61	25	0.74		3.76		0.92		3.58		26
Year ended 3-31-2010	10.30	13.13	14	0.74		4.20		0.96		3.98		19
Year ended 3-31-2009(5)	9.39	-3.11	5	0.76	(4)	2.80	(4)	1.21	(4)	2.35	(4)	18	(6)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	10.28	2.61	5	0.99	(4)	4.05	(4)	1.16	(4)	3.87	(4)	14
Year ended 3-31-2012	10.20	2.74	7	0.99		3.78		1.16		3.61		26
Year ended 3-31-2011	10.36	4.44	15	0.99		3.51		1.17		3.33		26
Year ended 3-31-2010	10.30	12.84	14	0.99		3.96		1.22		3.73		19
Year ended 3-31-2009(5)	9.39	-3.34	8	1.01	(4)	2.65	(4)	1.47	(4)	2.19	(4)	18	(6)

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	147

FINANCIAL HIGHLIGHTS

Ivy Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY GLOBAL EQUITY INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Period ended 9-30-2012 (unaudited)(3)	$10.00	$0.15	(4)	$1.12	$1.27	$(0.08)	$—	$(0.08)
Class B Shares
Period ended 9-30-2012 (unaudited)(3)	10.00	0.12	(4)	1.12	1.24	(0.06)	—	(0.06)
Class C Shares
Period ended 9-30-2012 (unaudited)(3)	10.00	0.12	(4)	1.12	1.24	(0.06)	—	(0.06)
Class I Shares
Period ended 9-30-2012 (unaudited)(3)	10.00	0.16	(4)	1.12	1.28	(0.09)	—	(0.09)
Class Y Shares
Period ended 9-30-2012 (unaudited)(3)	10.00	0.15	(4)	1.12	1.27	(0.08)	—	(0.08)

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	For the period from June 4, 2012 (commencement of operations of the class) through September 30, 2012.

(4)	Based on average weekly shares outstanding.

(5)	Annualized.

(6)	For the period ended September 30, 2012.

148	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Period ended 9-30-2012 (unaudited)(3)	$11.19	12.69%	$18	1.29	%(5)	4.33	%(5)	1.54	%(5)	4.08	%(5)	31	%(6)
Class B Shares
Period ended 9-30-2012 (unaudited)(3)	11.18	12.35	1	2.04	(5)	3.35	(5)	2.24	(5)	3.15	(5)	31	(6)
Class C Shares
Period ended 9-30-2012 (unaudited)(3)	11.18	12.41	4	1.95	(5)	3.46	(5)	2.15	(5)	3.26	(5)	31	(6)
Class I Shares
Period ended 9-30-2012 (unaudited)(3)	11.19	12.79	10	.94	(5)	4.44	(5)	1.29	(5)	4.09	(5)	31	(6)
Class Y Shares
Period ended 9-30-2012 (unaudited)(3)	11.19	12.72	3	1.19	(5)	4.18	(5)	1.54	(5)	3.83	(5)	31	(6)

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	149

FINANCIAL HIGHLIGHTS

Ivy Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY GLOBAL INCOME ALLOCATION FUND(+)

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$14.52	$0.36	(3)	$(0.31)	$0.05	$(0.32)	$—	$(0.32)
Year ended 3-31-2012	15.19	0.57	(3)	(0.57)	0.00	(0.67)	—	(0.67)
Year ended 3-31-2011	13.59	0.36	(3)	1.54	1.90	(0.30)	—	(0.30)
Year ended 3-31-2010	9.56	0.26	(3)	3.79	4.05	(0.02)	—	(0.02)
Year ended 3-31-2009	16.36	0.33		(6.08)	(5.75)	(0.57)	(0.48)	(1.05)
Year ended 3-31-2008	16.81	0.37		0.14	0.51	(0.55)	(0.41)	(0.96)
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	14.29	0.29	(3)	(0.30)	(0.01)	(0.25)	—	(0.25)
Year ended 3-31-2012	14.93	0.43	(3)	(0.57)	(0.14)	(0.50)	—	(0.50)
Year ended 3-31-2011	13.40	0.23	(3)	1.51	1.74	(0.21)	—	(0.21)
Year ended 3-31-2010	9.52	0.12	(3)	3.76	3.88	— *	—	— *
Year ended 3-31-2009	16.31	0.16		(6.01)	(5.85)	(0.46)	(0.48)	(0.94)
Year ended 3-31-2008	16.77	0.20		0.14	0.34	(0.39)	(0.41)	(0.80)
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	14.38	0.31	(3)	(0.31)	0.00	(0.28)	—	(0.28)
Year ended 3-31-2012	15.02	0.49	(3)	(0.58)	(0.09)	(0.55)	—	(0.55)
Year ended 3-31-2011	13.46	0.28	(3)	1.52	1.80	(0.24)	—	(0.24)
Year ended 3-31-2010	9.53	0.18	(3)	3.77	3.95	(0.02)	—	(0.02)
Year ended 3-31-2009	16.33	0.20		(6.03)	(5.83)	(0.49)	(0.48)	(0.97)
Year ended 3-31-2008	16.78	0.24		0.15	0.39	(0.43)	(0.41)	(0.84)
Class E Shares
Six-month period ended 9-30-2012 (unaudited)	14.52	0.36	(3)	(0.31)	0.05	(0.32)	—	(0.32)
Year ended 3-31-2012	15.20	0.59	(3)	(0.58)	0.01	(0.69)	—	(0.69)
Year ended 3-31-2011	13.59	0.38	(3)	1.54	1.92	(0.31)	—	(0.31)
Year ended 3-31-2010	9.54	0.27	(3)	3.80	4.07	(0.02)	—	(0.02)
Year ended 3-31-2009	16.33	0.28	(3)	(6.05)	(5.77)	(0.54)	(0.48)	(1.02)
Year ended 3-31-2008(5)	16.85	0.17	(3)	0.18	0.35	(0.46)	(0.41)	(0.87)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	14.62	0.39	(3)	(0.31)	0.08	(0.35)	—	(0.35)
Year ended 3-31-2012	15.31	0.64	(3)	(0.58)	0.06	(0.75)	—	(0.75)
Year ended 3-31-2011	13.67	0.45	(3)	1.53	1.98	(0.34)	—	(0.34)
Year ended 3-31-2010	9.57	0.33	(3)	3.80	4.13	(0.03)	—	(0.03)
Year ended 3-31-2009	16.38	0.35	(3)	(6.05)	(5.70)	(0.63)	(0.48)	(1.11)
Year ended 3-31-2008(5)	16.86	0.30	(3)	0.23	0.53	(0.60)	(0.41)	(1.01)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	14.57	0.36	(3)	(0.29)	0.07	(0.34)	—	(0.34)
Year ended 3-31-2012	15.25	0.59	(3)	(0.57)	0.02	(0.70)	—	(0.70)
Year ended 3-31-2011	13.63	0.41	(3)	1.53	1.94	(0.32)	—	(0.32)
Year ended 3-31-2010	9.57	0.28	(3)	3.80	4.08	(0.02)	—	(0.02)
Year ended 3-31-2009	16.38	0.45		(6.19)	(5.74)	(0.59)	(0.48)	(1.07)
Year ended 3-31-2008	16.82	0.39		0.14	0.53	(0.56)	(0.41)	(0.97)

+	Ivy Global Income Allocation Fund (formerly Ivy International Balanced Fund) changed its name and investment objective effective June 4, 2012.

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(6)	For the fiscal year ended March 31, 2008.

150	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$14.25	0.46%	$246	1.35	%(4)	5.21	%(4)	1.46	%(4)	5.10	%(4)	67%
Year ended 3-31-2012	14.52	0.23	228	1.44		3.94		—		—		61
Year ended 3-31-2011	15.19	14.08	213	1.44		2.56		—		—		71
Year ended 3-31-2010	13.59	42.40	183	1.51		2.05		—		—		131
Year ended 3-31-2009	9.56	-36.02	128	1.46		2.45		—		—		22
Year ended 3-31-2008	16.36	2.84	260	1.33		2.11		—		—		24
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	14.03	0.01	7	2.31	(4)	4.27	(4)	2.42	(4)	4.16	(4)	67
Year ended 3-31-2012	14.29	-0.75	7	2.41		3.05		—		—		61
Year ended 3-31-2011	14.93	13.04	8	2.41		1.62		—		—		71
Year ended 3-31-2010	13.40	40.79	8	2.56		1.04		—		—		131
Year ended 3-31-2009	9.52	-36.62	6	2.44		1.48		—		—		22
Year ended 3-31-2008	16.31	1.85	13	2.28		1.15		—		—		24
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	14.10	0.06	20	2.02	(4)	4.55	(4)	2.08	(4)	4.49	(4)	67
Year ended 3-31-2012	14.38	-0.41	19	2.10		3.41		—		—		61
Year ended 3-31-2011	15.02	13.42	23	2.10		1.93		—		—		71
Year ended 3-31-2010	13.46	41.42	24	2.15		1.44		—		—		131
Year ended 3-31-2009	9.53	-36.50	20	2.13		1.76		—		—		22
Year ended 3-31-2008	16.33	2.14	42	2.04		1.34		—		—		24
Class E Shares
Six-month period ended 9-30-2012 (unaudited)	14.25	0.47	2	1.33	(4)	5.22	(4)	1.87	(4)	4.68	(4)	67
Year ended 3-31-2012	14.52	0.30	2	1.33		4.07		1.90		3.50		61
Year ended 3-31-2011	15.20	14.25	2	1.33		2.65		2.05		1.93		71
Year ended 3-31-2010	13.59	42.72	1	1.33		2.19		2.35		1.17		131
Year ended 3-31-2009	9.54	-36.11	1	1.63		2.10		1.84		1.90		22
Year ended 3-31-2008(5)	16.33	1.92	1	2.23	(4)	1.00	(4)	—		—		24	(6)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	14.35	0.67	25	0.91	(4)	5.54	(4)	0.98	(4)	5.47	(4)	67
Year ended 3-31-2012	14.62	0.67	43	0.99		4.39		—		—		61
Year ended 3-31-2011	15.31	14.63	42	0.99		3.08		—		—		71
Year ended 3-31-2010	13.67	43.15	45	1.00		2.63		—		—		131
Year ended 3-31-2009	9.57	-35.72	34	0.99		2.72		—		—		22
Year ended 3-31-2008(5)	16.38	2.99	45	0.98	(4)	2.14	(4)	—		—		24	(6)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	14.30	0.55	5	1.17	(4)	5.09	(4)	1.24	(4)	5.02	(4)	67
Year ended 3-31-2012	14.57	0.38	4	1.26		4.12		—		—		61
Year ended 3-31-2011	15.25	14.33	6	1.25		2.80		—		—		71
Year ended 3-31-2010	13.63	42.69	6	1.26		2.10		—		—		131
Year ended 3-31-2009	9.57	-35.95	1	1.33		2.75		—		—		22
Year ended 3-31-2008	16.38	2.96	3	1.26		2.06		—		—		24

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	151

FINANCIAL HIGHLIGHTS

Ivy Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY HIGH INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$8.30	$0.31	(3)	$0.23	$0.54	$(0.32)	$—	$(0.32)
Year ended 3-31-2012	8.46	0.64	(3)	0.02	0.66	(0.65)	(0.17)	(0.82)
Year ended 3-31-2011	8.32	0.69	(3)	0.50	1.19	(0.69)	(0.36)	(1.05)
Year ended 3-31-2010	6.58	0.64	(3)	1.93	2.57	(0.66)	(0.17)	(0.83)
Year ended 3-31-2009	8.01	0.65		(1.46)	(0.81)	(0.62)	—	(0.62)
Year ended 3-31-2008	8.92	0.66		(0.92)	(0.26)	(0.65)	—	(0.65)
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	8.30	0.28	(3)	0.22	0.50	(0.28)	—	(0.28)
Year ended 3-31-2012	8.46	0.58	(3)	0.02	0.60	(0.59)	(0.17)	(0.76)
Year ended 3-31-2011	8.32	0.62	(3)	0.50	1.12	(0.62)	(0.36)	(0.98)
Year ended 3-31-2010	6.57	0.57	(3)	1.94	2.51	(0.59)	(0.17)	(0.76)
Year ended 3-31-2009	8.01	0.59		(1.48)	(0.89)	(0.55)	—	(0.55)
Year ended 3-31-2008	8.92	0.56		(0.91)	(0.35)	(0.56)	—	(0.56)
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	8.30	0.28	(3)	0.23	0.51	(0.29)	—	(0.29)
Year ended 3-31-2012	8.46	0.58	(3)	0.03	0.61	(0.60)	(0.17)	(0.77)
Year ended 3-31-2011	8.32	0.63	(3)	0.50	1.13	(0.63)	(0.36)	(0.99)
Year ended 3-31-2010	6.58	0.60	(3)	1.92	2.52	(0.61)	(0.17)	(0.78)
Year ended 3-31-2009	8.01	0.58		(1.44)	(0.86)	(0.57)	—	(0.57)
Year ended 3-31-2008	8.92	0.59		(0.92)	(0.33)	(0.58)	—	(0.58)
Class E Shares
Six-month period ended 9-30-2012 (unaudited)	8.30	0.29	(3)	0.22	0.51	(0.29)	—	(0.29)
Year ended 3-31-2012	8.46	0.62	(3)	0.01	0.63	(0.62)	(0.17)	(0.79)
Year ended 3-31-2011	8.32	0.67	(3)	0.50	1.17	(0.67)	(0.36)	(1.03)
Year ended 3-31-2010	6.57	0.61	(3)	1.95	2.56	(0.64)	(0.17)	(0.81)
Year ended 3-31-2009	8.00	0.63		(1.46)	(0.83)	(0.60)	—	(0.60)
Year ended 3-31-2008(5)	8.92	0.62	(3)	(0.93)	(0.31)	(0.61)	—	(0.61)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	8.30	0.32	(3)	0.23	0.55	(0.33)	—	(0.33)
Year ended 3-31-2012	8.46	0.66	(3)	0.03	0.69	(0.68)	(0.17)	(0.85)
Year ended 3-31-2011	8.32	0.72	(3)	0.50	1.22	(0.72)	(0.36)	(1.08)
Year ended 3-31-2010	6.58	0.69	(3)	1.91	2.60	(0.69)	(0.17)	(0.86)
Year ended 3-31-2009	8.01	0.68		(1.45)	(0.77)	(0.66)	—	(0.66)
Year ended 3-31-2008(5)	8.92	0.79	(3)	(0.94)	(0.15)	(0.76)	—	(0.76)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	8.30	0.31	(3)	0.23	0.54	(0.32)	—	(0.32)
Year ended 3-31-2012	8.46	0.64	(3)	0.03	0.67	(0.66)	(0.17)	(0.83)
Year ended 3-31-2011	8.32	0.69	(3)	0.50	1.19	(0.69)	(0.36)	(1.05)
Year ended 3-31-2010	6.58	0.66	(3)	1.92	2.58	(0.67)	(0.17)	(0.84)
Year ended 3-31-2009	8.02	0.73	(3)	(1.53)	(0.80)	(0.64)	—	(0.64)
Year ended 3-31-2008	8.92	0.68		(0.92)	(0.24)	(0.66)	—	(0.66)

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(6)	For the fiscal year ended March 31, 2008.

152	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$8.52	6.50%	$2,621		0.95	%(4)	7.41	%(4)	—%		—%		28%
Year ended 3-31-2012	8.30	8.47	1,847		1.00		7.87		—		—		80
Year ended 3-31-2011	8.46	15.21	1,027		1.08		8.22		—		—		89
Year ended 3-31-2010	8.32	40.44	649		1.13		8.24		—		—		84
Year ended 3-31-2009	6.58	-10.29	231		1.34		9.33		—		—		77
Year ended 3-31-2008	8.01	-3.04	127		1.36		7.76		—		—		83
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	8.52	6.11	126		1.68	(4)	6.68	(4)	—		—		28
Year ended 3-31-2012	8.30	7.63	90		1.79		7.10		—		—		80
Year ended 3-31-2011	8.46	14.31	50		1.88		7.43		—		—		89
Year ended 3-31-2010	8.32	39.36	31		2.00		7.36		—		—		84
Year ended 3-31-2009	6.57	-11.37	10		2.46		8.16		—		—		77
Year ended 3-31-2008	8.01	-4.06	7		2.43		6.62		—		—		83
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	8.52	6.14	1,235		1.64	(4)	6.72	(4)	—		—		28
Year ended 3-31-2012	8.30	7.73	850		1.70		7.16		—		—		80
Year ended 3-31-2011	8.46	14.42	416		1.77		7.52		—		—		89
Year ended 3-31-2010	8.32	39.45	249		1.83		7.50		—		—		84
Year ended 3-31-2009	6.58	-10.99	54		2.10		8.72		—		—		77
Year ended 3-31-2008	8.01	-3.84	14		2.18		6.86		—		—		83
Class E Shares
Six-month period ended 9-30-2012 (unaudited)	8.52	6.24	6		1.36	(4)	7.02	(4)	1.42	(4)	6.96	(4)	28
Year ended 3-31-2012	8.30	8.08	5		1.36		7.55		1.45		7.47		80
Year ended 3-31-2011	8.46	14.86	4		1.36		7.95		1.59		7.72		89
Year ended 3-31-2010	8.32	40.29	2		1.36		8.02		1.83		7.55		84
Year ended 3-31-2009	6.57	-10.52	1		1.60		9.12		1.81		8.91		77
Year ended 3-31-2008(5)	8.00	-3.69	1		1.97	(4)	7.19	(4)	—		—		83	(6)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	8.52	6.63	1,917		0.71	(4)	7.65	(4)	—		—		28
Year ended 3-31-2012	8.30	8.78	1,255		0.73		8.07		—		—		80
Year ended 3-31-2011	8.46	15.56	384		0.79		8.49		—		—		89
Year ended 3-31-2010	8.32	40.89	199		0.82		8.48		—		—		84
Year ended 3-31-2009	6.58	-9.89	9		0.90		10.28		—		—		77
Year ended 3-31-2008(5)	8.01	-1.90	—	*	0.99	(4)	8.11	(4)	—		—		83	(6)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	8.52	6.51	652		0.95	(4)	7.41	(4)	0.96	(4)	7.40	(4)	28
Year ended 3-31-2012	8.30	8.51	464		0.99		7.84		—		—		80
Year ended 3-31-2011	8.46	15.25	192		1.05		8.22		—		—		89
Year ended 3-31-2010	8.32	40.49	103		1.09		8.28		—		—		84
Year ended 3-31-2009	6.58	-10.23	38		1.14		9.69		—		—		77
Year ended 3-31-2008	8.02	-2.78	4		1.20		7.85		—		—		83

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	153

FINANCIAL HIGHLIGHTS

Ivy Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY INTERNATIONAL CORE EQUITY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$15.26	$0.17	(3)	$(0.58)	$(0.41)	$—	$—	$—
Year ended 3-31-2012	17.14	0.27	(3)	(1.66)	(1.39)	(0.27)	(0.22)	(0.49)
Year ended 3-31-2011	14.84	0.18	(3)	2.27	2.45	(0.15)	—	(0.15)
Year ended 3-31-2010	9.54	0.13	(3)	5.27	5.40	(0.10)	—	(0.10)
Year ended 3-31-2009	17.11	0.17		(7.22)	(7.05)	(0.19)	(0.33)	(0.52)
Year ended 3-31-2008	17.63	0.10		0.98	1.08	(0.09)	(1.51)	(1.60)
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	13.86	0.10	(3)	(0.53)	(0.43)	—	—	—
Year ended 3-31-2012	15.64	0.14	(3)	(1.53)	(1.39)	(0.17)	(0.22)	(0.39)
Year ended 3-31-2011	13.59	0.05	(3)	2.06	2.11	(0.06)	—	(0.06)
Year ended 3-31-2010	8.77	0.02	(3)	4.82	4.84	(0.02)	—	(0.02)
Year ended 3-31-2009	15.74	0.05		(6.62)	(6.57)	(0.07)	(0.33)	(0.40)
Year ended 3-31-2008	16.31	(0.02)		0.88	0.86	—	(1.43)	(1.43)
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	13.88	0.11	(3)	(0.53)	(0.42)	—	—	—
Year ended 3-31-2012	15.65	0.17	(3)	(1.53)	(1.36)	(0.19)	(0.22)	(0.41)
Year ended 3-31-2011	13.58	0.07	(3)	2.08	2.15	(0.08)	—	(0.08)
Year ended 3-31-2010	8.76	0.05	(3)	4.82	4.87	(0.05)	—	(0.05)
Year ended 3-31-2009	15.72	0.10		(6.63)	(6.53)	(0.10)	(0.33)	(0.43)
Year ended 3-31-2008	16.30	0.00	(3)	0.88	0.88	—	(1.46)	(1.46)
Class E Shares
Six-month period ended 9-30-2012 (unaudited)	15.33	0.17	(3)	(0.57)	(0.40)	—	—	—
Year ended 3-31-2012	17.21	0.27	(3)	(1.67)	(1.40)	(0.26)	(0.22)	(0.48)
Year ended 3-31-2011	14.90	0.17	(3)	2.29	2.46	(0.15)	—	(0.15)
Year ended 3-31-2010	9.59	0.16	(3)	5.27	5.43	(0.12)	—	(0.12)
Year ended 3-31-2009	17.05	0.16		(7.20)	(7.04)	(0.09)	(0.33)	(0.42)
Year ended 3-31-2008(5)	17.63	(0.02)		0.98	0.96	(0.03)	(1.51)	(1.54)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	15.33	0.20	(3)	(0.58)	(0.38)	—	—	—
Year ended 3-31-2012	17.22	0.32	(3)	(1.66)	(1.34)	(0.33)	(0.22)	(0.55)
Year ended 3-31-2011	14.90	0.23	(3)	2.30	2.53	(0.21)	—	(0.21)
Year ended 3-31-2010	9.58	0.20	(3)	5.30	5.50	(0.18)	—	(0.18)
Year ended 3-31-2009	17.20	0.20		(7.23)	(7.03)	(0.26)	(0.33)	(0.59)
Year ended 3-31-2008(5)	17.71	0.16		1.01	1.17	(0.17)	(1.51)	(1.68)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	15.35	0.18	(3)	(0.58)	(0.40)	—	—	—
Year ended 3-31-2012	17.23	0.29	(3)	(1.66)	(1.37)	(0.29)	(0.22)	(0.51)
Year ended 3-31-2011	14.92	0.20	(3)	2.28	2.48	(0.17)	—	(0.17)
Year ended 3-31-2010	9.59	0.04	(3)	5.43	5.47	(0.14)	—	(0.14)
Year ended 3-31-2009	17.19	0.19		(7.24)	(7.05)	(0.22)	(0.33)	(0.55)
Year ended 3-31-2008	17.70	0.15	(3)	0.97	1.12	(0.12)	(1.51)	(1.63)

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(6)	For the fiscal year ended March 31, 2008.

154	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$14.85	-2.69%	$737	1.47	%(4)	2.35	%(4)	—%		—%		36%
Year ended 3-31-2012	15.26	-7.86	717	1.49		1.75		—		—		88
Year ended 3-31-2011	17.14	16.60	673	1.46		1.21		—		—		101
Year ended 3-31-2010	14.84	56.68	430	1.59		1.09		—		—		94
Year ended 3-31-2009	9.54	-41.28	152	1.64		1.44		—		—		108
Year ended 3-31-2008	17.11	5.39	222	1.53		0.65		—		—		101
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	13.43	-3.10	13	2.36	(4)	1.50	(4)	—		—		36
Year ended 3-31-2012	13.86	-8.68	15	2.36		1.02		—		—		88
Year ended 3-31-2011	15.64	15.56	20	2.35		0.40		—		—		101
Year ended 3-31-2010	13.59	55.20	17	2.54		0.19		—		—		94
Year ended 3-31-2009	8.77	-41.84	8	2.55		0.59		—		—		108
Year ended 3-31-2008	15.74	4.56	16	2.35		-0.09		—		—		101
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	13.46	-2.95	101	2.10	(4)	1.75	(4)	—		—		36
Year ended 3-31-2012	13.88	-8.45	113	2.13		1.18		—		—		88
Year ended 3-31-2011	15.65	15.88	132	2.13		0.55		—		—		101
Year ended 3-31-2010	13.58	55.61	85	2.21		0.47		—		—		94
Year ended 3-31-2009	8.76	-41.64	30	2.29		0.81		—		—		108
Year ended 3-31-2008	15.72	4.68	45	2.20		-0.02		—		—		101
Class E Shares
Six-month period ended 9-30-2012 (unaudited)	14.93	-2.61	3	1.53	(4)	2.31	(4)	2.10	(4)	1.74	(4)	36
Year ended 3-31-2012	15.33	-7.88	3	1.53		1.74		2.09		1.18		88
Year ended 3-31-2011	17.21	16.56	3	1.53		1.13		2.16		0.50		101
Year ended 3-31-2010	14.90	56.68	2	1.53		1.23		2.53		0.23		94
Year ended 3-31-2009	9.59	-41.34	1	1.87		1.22		2.74		0.35		108
Year ended 3-31-2008(5)	17.05	4.70	1	2.38	(4)	-0.51	(4)	—		—		101	(6)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	14.95	-2.48	522	1.07	(4)	2.76	(4)	—		—		36
Year ended 3-31-2012	15.33	-7.47	505	1.07		2.07		—		—		88
Year ended 3-31-2011	17.22	17.03	307	1.08		1.51		—		—		101
Year ended 3-31-2010	14.90	57.44	93	1.12		1.55		—		—		94
Year ended 3-31-2009	9.58	-40.98	33	1.12		1.86		—		—		108
Year ended 3-31-2008(5)	17.20	5.83	23	1.13	(4)	0.69	(4)	—		—		101	(6)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	14.95	-2.61	141	1.32	(4)	2.54	(4)	—		—		36
Year ended 3-31-2012	15.35	-7.67	165	1.33		1.88		—		—		88
Year ended 3-31-2011	17.23	16.72	120	1.34		1.36		—		—		101
Year ended 3-31-2010	14.92	57.10	88	1.36		0.82		—		—		94
Year ended 3-31-2009	9.59	-41.12	11	1.38		1.64		—		—		108
Year ended 3-31-2008	17.19	5.50	10	1.39		0.77		—		—		101

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	155

FINANCIAL HIGHLIGHTS

Ivy Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY INTERNATIONAL GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$33.45	$0.24	(3)	$(0.16)	$0.08	$—	$—	$—
Year ended 3-31-2012	33.23	0.26	(3)	(0.04)	0.22	—	—	—
Year ended 3-31-2011	29.04	0.39	(3)	4.42	4.81	(0.62)	—	(0.62)
Year ended 3-31-2010	19.83	0.27	(3)	9.18	9.45	(0.24)	—	(0.24)
Year ended 3-31-2009	36.27	0.34		(16.52)	(16.18)	(0.26)	—	(0.26)
Year ended 3-31-2008	34.60	0.15		1.59	1.74	(0.07)	—	(0.07)
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	29.88	0.08	(3)	(0.15)	(0.07)	—	—	—
Year ended 3-31-2012	29.99	(0.04	)(3)	(0.07)	(0.11)	—	—	—
Year ended 3-31-2011	26.32	0.08	(3)	3.99	4.07	(0.40)	—	(0.40)
Year ended 3-31-2010	18.06	0.02	(3)	8.29	8.31	(0.05)	—	(0.05)
Year ended 3-31-2009	33.04	0.03	(3)	(14.98)	(14.95)	(0.03)	—	(0.03)
Year ended 3-31-2008	31.79	(0.23	)(3)	1.48	1.25	—	—	—
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	29.85	0.09	(3)	(0.15)	(0.06)	—	—	—
Year ended 3-31-2012	29.93	(0.02	)(3)	(0.06)	(0.08)	—	—	—
Year ended 3-31-2011	26.27	0.10	(3)	3.97	4.07	(0.41)	—	(0.41)
Year ended 3-31-2010	18.02	0.01	(3)	8.30	8.31	(0.06)	—	(0.06)
Year ended 3-31-2009	32.97	0.05	(3)	(14.94)	(14.89)	(0.06)	—	(0.06)
Year ended 3-31-2008	31.71	(0.25)		1.51	1.26	—	—	—
Class E Shares(5)
Six-month period ended 9-30-2012 (unaudited)	33.52	0.28	(3)	(0.16)	0.12	—	—	—
Year ended 3-31-2012	33.22	0.33	(3)	(0.03)	0.30	—	—	—
Year ended 3-31-2011	29.04	0.45	(3)	4.42	4.87	(0.69)	—	(0.69)
Year ended 3-31-2010	19.83	0.35	(3)	9.18	9.53	(0.32)	—	(0.32)
Year ended 3-31-2009	36.28	0.37		(16.50)	(16.13)	(0.32)	—	(0.32)
Year ended 3-31-2008(6)	34.54	0.19		1.67	1.86	(0.12)	—	(0.12)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	33.84	0.30	(3)	(0.15)	0.15	—	—	—
Year ended 3-31-2012	33.50	0.37	(3)	(0.03)	0.34	—	—	—
Year ended 3-31-2011	29.26	0.69	(3)	4.28	4.97	(0.73)	—	(0.73)
Year ended 3-31-2010	19.98	0.28	(3)	9.35	9.63	(0.35)	—	(0.35)
Year ended 3-31-2009	36.57	0.38		(16.60)	(16.22)	(0.37)	—	(0.37)
Year ended 3-31-2008(6)	34.52	0.10		2.12	2.22	(0.17)	—	(0.17)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	33.54	0.26	(3)	(0.16)	0.10	—	—	—
Year ended 3-31-2012	33.28	0.29	(3)	(0.03)	0.26	—	—	—
Year ended 3-31-2011	29.06	0.58	(3)	4.31	4.89	(0.67)	—	(0.67)
Year ended 3-31-2010	19.86	0.28	(3)	9.23	9.51	(0.31)	—	(0.31)
Year ended 3-31-2009	36.27	0.35		(16.49)	(16.14)	(0.27)	—	(0.27)
Year ended 3-31-2008	34.59	0.31		1.42	1.73	(0.05)	—	(0.05)

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	Class is closed to investment.

(6)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(7)	For the fiscal year ended March 31, 2008.

156	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)	Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(2)	Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$33.53	0.27%	$155		1.50	%(4)	1.52	%(4)	—%	—%	20%
Year ended 3-31-2012	33.45	0.66	151		1.52		0.81		—	—	49
Year ended 3-31-2011	33.23	16.67	142		1.62		1.28		—	—	74
Year ended 3-31-2010	29.04	47.70	120		1.61		1.04		—	—	80
Year ended 3-31-2009	19.83	-44.65	83		1.57		1.09		—	—	93
Year ended 3-31-2008	36.27	5.01	163		1.42		0.35		—	—	103
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	29.81	-0.23	3		2.46	(4)	0.59	(4)	—	—	20
Year ended 3-31-2012	29.88	-0.34	3		2.55		-0.16		—	—	49
Year ended 3-31-2011	29.99	15.53	4		2.61		0.29		—	—	74
Year ended 3-31-2010	26.32	46.03	4		2.69		0.06		—	—	80
Year ended 3-31-2009	18.06	-45.25	4		2.62		0.11		—	—	93
Year ended 3-31-2008	33.04	3.96	10		2.45		-0.67		—	—	103
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	29.79	-0.23	23		2.42	(4)	0.63	(4)	—	—	20
Year ended 3-31-2012	29.85	-0.24	25		2.46		-0.09		—	—	49
Year ended 3-31-2011	29.93	15.55	31		2.59		0.31		—	—	74
Year ended 3-31-2010	26.27	46.15	31		2.62		0.07		—	—	80
Year ended 3-31-2009	18.02	-45.19	24		2.54		0.16		—	—	93
Year ended 3-31-2008	32.97	3.97	53		2.42		-0.65		—	—	103
Class E Shares(5)
Six-month period ended 9-30-2012 (unaudited)	33.64	0.36	—	*	1.27	(4)	1.77	(4)	—	—	20
Year ended 3-31-2012	33.52	0.90	—	*	1.29		1.04		—	—	49
Year ended 3-31-2011	33.22	16.88	—	*	1.40		1.49		—	—	74
Year ended 3-31-2010	29.04	48.11	—	*	1.32		1.31		—	—	80
Year ended 3-31-2009	19.83	-44.52	—	*	1.34		1.31		—	—	93
Year ended 3-31-2008(6)	36.28	5.34	—	*	1.27	(4)	0.49	(4)	—	—	103	(7)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	33.99	0.41	42		1.15	(4)	1.83	(4)	—	—	20
Year ended 3-31-2012	33.84	1.05	24		1.17		1.14		—	—	49
Year ended 3-31-2011	33.50	17.09	23		1.25		1.85		—	—	74
Year ended 3-31-2010	29.26	48.28	36		1.18		1.22		—	—	80
Year ended 3-31-2009	19.98	-44.42	15		1.18		1.37		—	—	93
Year ended 3-31-2008(6)	36.57	6.39	21		1.15	(4)	0.32	(4)	—	—	103	(7)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	33.64	0.30	12		1.40	(4)	1.60	(4)	—	—	20
Year ended 3-31-2012	33.54	0.78	11		1.40		0.93		1.42	0.91	49
Year ended 3-31-2011	33.28	16.93	9		1.42		1.62		1.58	1.46	74
Year ended 3-31-2010	29.06	47.95	3		1.42		1.16		1.48	1.10	80
Year ended 3-31-2009	19.86	-44.55	2		1.43		1.21		1.50	1.14	93
Year ended 3-31-2008	36.27	4.99	3		1.44		0.31		—	—	103

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	157

FINANCIAL HIGHLIGHTS

Ivy Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY LARGE CAP GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$15.14	$0.00	(3)	$(0.35)	$(0.35)	$—	$—	$—
Year ended 3-31-2012	13.61	(0.01	)(3)	1.54	1.53	—	—	—
Year ended 3-31-2011	11.85	0.00	(3)	1.77	1.77	(0.01)	—	(0.01)
Year ended 3-31-2010	8.71	0.04	(3)	3.15	3.19	(0.05)	—	(0.05)
Year ended 3-31-2009	13.17	0.04	(3)	(4.49)	(4.45)	(0.01)	—	(0.01)
Year ended 3-31-2008	11.82	(0.02	)(3)	1.49	1.47	—	(0.12)	(0.12)
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	13.20	(0.07	)(3)	(0.30)	(0.37)	—	—	—
Year ended 3-31-2012	11.99	(0.13	)(3)	1.34	1.21	—	—	—
Year ended 3-31-2011	10.55	(0.13	)(3)	1.57	1.44	—	—	—
Year ended 3-31-2010	7.82	(0.09	)(3)	2.82	2.73	—	—	—
Year ended 3-31-2009	11.98	(0.10	)(3)	(4.06)	(4.16)	—	—	—
Year ended 3-31-2008	10.89	(0.16)		1.37	1.21	—	(0.12)	(0.12)
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	13.78	(0.05	)(3)	(0.32)	(0.37)	—	—	—
Year ended 3-31-2012	12.49	(0.11	)(3)	1.40	1.29	—	—	—
Year ended 3-31-2011	10.95	(0.09	)(3)	1.63	1.54	—	—	—
Year ended 3-31-2010	8.09	(0.05	)(3)	2.91	2.86	—	—	—
Year ended 3-31-2009	12.33	(0.05	)(3)	(4.19)	(4.24)	—	—	—
Year ended 3-31-2008	11.18	(0.13	)(3)	1.40	1.27	—	(0.12)	(0.12)
Class E Shares
Six-month period ended 9-30-2012 (unaudited)	15.13	0.00	(3)	(0.35)	(0.35)	—	—	—
Year ended 3-31-2012	13.60	(0.01	)(3)	1.54	1.53	—	—	—
Year ended 3-31-2011	11.84	(0.01	)(3)	1.78	1.77	(0.01)	—	(0.01)
Year ended 3-31-2010	8.70	0.03	(3)	3.16	3.19	(0.05)	—	(0.05)
Year ended 3-31-2009	13.16	0.04	(3)	(4.49)	(4.45)	(0.01)	—	(0.01)
Year ended 3-31-2008(5)	11.84	(0.02	)(3)	1.46	1.44	—	(0.12)	(0.12)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	15.54	0.02	(3)	(0.36)	(0.34)	—	—	—
Year ended 3-31-2012	13.93	0.02	(3)	1.59	1.61	—	—	—
Year ended 3-31-2011	12.12	0.03	(3)	1.81	1.84	(0.03)	—	(0.03)
Year ended 3-31-2010	8.91	0.06	(3)	3.22	3.28	(0.07)	—	(0.07)
Year ended 3-31-2009	13.46	0.06	(3)	(4.58)	(4.52)	(0.03)	—	(0.03)
Year ended 3-31-2008(5)	11.99	0.01	(3)	1.58	1.59	—	(0.12)	(0.12)
Class R Shares
Six-month period ended 9-30-2012 (unaudited)	14.92	(0.03	)(3)	(0.34)	(0.37)	—	—	—
Year ended 3-31-2012	13.46	(0.05	)(3)	1.51	1.46	—	—	—
Year ended 3-31-2011	11.74	(0.03	)(3)	1.75	1.72	—	—	—
Year ended 3-31-2010	8.63	0.00	(3)	3.12	3.12	(0.01)	—	(0.01)
Year ended 3-31-2009	13.08	0.02	(3)	(4.47)	(4.45)	—	—	—
Year ended 3-31-2008	11.78	(0.06	)(3)	1.48	1.42	—	(0.12)	(0.12)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	15.36	0.00	(3)	(0.34)	(0.34)	—	—	—
Year ended 3-31-2012	13.80	0.01	(3)	1.55	1.56	—	—	—
Year ended 3-31-2011	12.01	0.01	(3)	1.80	1.81	(0.02)	—	(0.02)
Year ended 3-31-2010	8.83	0.05	(3)	3.19	3.24	(0.06)	—	(0.06)
Year ended 3-31-2009	13.35	0.05	(3)	(4.55)	(4.50)	(0.02)	—	(0.02)
Year ended 3-31-2008	11.97	(0.01	)(3)	1.51	1.50	—	(0.12)	(0.12)

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(6)	For the fiscal year ended March 31, 2008.

158	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$14.79	-2.31%	$974		1.15	%(4)	-0.05	%(4)	1.22	%(4)	-0.12	%(4)	45%
Year ended 3-31-2012	15.14	11.24	995		1.15		-0.06		1.22		-0.13		57
Year ended 3-31-2011	13.61	14.98	550		1.15		0.01		1.25		-0.09		91
Year ended 3-31-2010	11.85	36.63	464		1.15		0.33		1.30		0.18		60
Year ended 3-31-2009	8.71	-33.80	335		1.15		0.40		1.34		0.21		76
Year ended 3-31-2008	13.17	12.32	278		1.15		-0.13		1.29		-0.27		79
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	12.83	-2.80	13		2.14	(4)	-1.05	(4)	2.17	(4)	-1.08	(4)	45
Year ended 3-31-2012	13.20	10.09	15		2.18		-1.10		2.22		-1.14		57
Year ended 3-31-2011	11.99	13.65	10		2.32		-1.17		—		—		91
Year ended 3-31-2010	10.55	34.91	9		2.41		-0.94		—		—		60
Year ended 3-31-2009	7.82	-34.73	7		2.49		-1.01		—		—		76
Year ended 3-31-2008	11.98	10.98	13		2.32		-1.28		—		—		79
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	13.41	-2.69	75		1.93	(4)	-0.83	(4)	—		—		45
Year ended 3-31-2012	13.78	10.33	81		1.95		-0.86		—		—		57
Year ended 3-31-2011	12.49	14.06	53		1.98		-0.83		—		—		91
Year ended 3-31-2010	10.95	35.35	50		2.02		-0.54		—		—		60
Year ended 3-31-2009	8.09	-34.39	33		2.08		-0.54		—		—		76
Year ended 3-31-2008	12.33	11.23	34		2.07		-1.04		—		—		79
Class E Shares
Six-month period ended 9-30-2012 (unaudited)	14.78	-2.31	5		1.15	(4)	-0.05	(4)	1.60	(4)	-0.50	(4)	45
Year ended 3-31-2012	15.13	11.25	5		1.15		-0.06		1.62		-0.53		57
Year ended 3-31-2011	13.60	14.99	2		1.15		-0.02		1.83		-0.70		91
Year ended 3-31-2010	11.84	36.67	1		1.15		0.31		2.05		-0.59		60
Year ended 3-31-2009	8.70	-33.83	1		1.15		0.38		2.27		-0.74		76
Year ended 3-31-2008(5)	13.16	12.05	—	*	1.15	(4)	-0.13	(4)	1.75	(4)	-0.73	(4)	79	(6)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	15.20	-2.19	176		0.88	(4)	0.22	(4)	0.89	(4)	0.21	(4)	45
Year ended 3-31-2012	15.54	11.56	242		0.89		0.18		—		—		57
Year ended 3-31-2011	13.93	15.22	173		0.92		0.22		—		—		91
Year ended 3-31-2010	12.12	36.86	270		0.92		0.56		—		—		60
Year ended 3-31-2009	8.91	-33.61	102		0.92		0.87		—		—		76
Year ended 3-31-2008(5)	13.46	13.15	2		0.96	(4)	0.09	(4)	—		—		79	(6)
Class R Shares
Six-month period ended 9-30-2012 (unaudited)	14.55	-2.48	28		1.48	(4)	-0.37	(4)	—		—		45
Year ended 3-31-2012	14.92	10.85	24		1.48		-0.39		—		—		57
Year ended 3-31-2011	13.46	14.65	20		1.46		-0.29		—		—		91
Year ended 3-31-2010	11.74	36.18	13		1.46		0.00		—		—		60
Year ended 3-31-2009	8.63	-34.02	4		1.47		0.15		—		—		76
Year ended 3-31-2008	13.08	11.94	1		1.49		-0.48		—		—		79
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	15.02	-2.28	121		1.06	(4)	0.04	(4)	1.12	(4)	-0.03	(4)	45
Year ended 3-31-2012	15.36	11.38	121		1.06		0.04		1.14		-0.04		57
Year ended 3-31-2011	13.80	15.09	142		1.06		0.10		1.16		0.00		91
Year ended 3-31-2010	12.01	36.69	112		1.06		0.41		1.17		0.30		60
Year ended 3-31-2009	8.83	-33.74	79		1.06		0.42		1.19		0.29		76
Year ended 3-31-2008	13.35	12.42	109		1.06		-0.04		1.19		-0.17		79

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	159

FINANCIAL HIGHLIGHTS

Ivy Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY LIMITED-TERM BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$11.16	$0.09	(3)	$0.11	$0.20	$(0.10)	$—	$(0.10)
Year ended 3-31-2012	11.04	0.20	(3)	0.20	0.40	(0.23)	(0.05)	(0.28)
Year ended 3-31-2011	11.06	0.25	(3)	0.02	0.27	(0.27)	(0.02)	(0.29)
Year ended 3-31-2010	10.77	0.31	(3)	0.33	0.64	(0.32)	(0.03)	(0.35)
Year ended 3-31-2009	10.48	0.31		0.29	0.60	(0.31)	—	(0.31)
Year ended 3-31-2008	10.15	0.38		0.33	0.71	(0.38)	—	(0.38)
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	11.16	0.04	(3)	0.11	0.15	(0.05)	—	(0.05)
Year ended 3-31-2012	11.04	0.11	(3)	0.20	0.31	(0.14)	(0.05)	(0.19)
Year ended 3-31-2011	11.06	0.16	(3)	0.02	0.18	(0.18)	(0.02)	(0.20)
Year ended 3-31-2010	10.77	0.22	(3)	0.33	0.55	(0.23)	(0.03)	(0.26)
Year ended 3-31-2009	10.48	0.23		0.29	0.52	(0.23)	—	(0.23)
Year ended 3-31-2008	10.15	0.29		0.33	0.62	(0.29)	—	(0.29)
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	11.16	0.05	(3)	0.11	0.16	(0.06)	—	(0.06)
Year ended 3-31-2012	11.04	0.12	(3)	0.20	0.32	(0.15)	(0.05)	(0.20)
Year ended 3-31-2011	11.06	0.17	(3)	0.02	0.19	(0.19)	(0.02)	(0.21)
Year ended 3-31-2010	10.77	0.24	(3)	0.33	0.57	(0.25)	(0.03)	(0.28)
Year ended 3-31-2009	10.48	0.24		0.29	0.53	(0.24)	—	(0.24)
Year ended 3-31-2008	10.15	0.29		0.33	0.62	(0.29)	—	(0.29)
Class E Shares
Six-month period ended 9-30-2012 (unaudited)	11.16	0.08	(3)	0.11	0.19	(0.09)	—	(0.09)
Year ended 3-31-2012	11.04	0.19	(3)	0.20	0.39	(0.22)	(0.05)	(0.27)
Year ended 3-31-2011	11.06	0.24	(3)	0.02	0.26	(0.26)	(0.02)	(0.28)
Year ended 3-31-2010	10.77	0.31	(3)	0.34	0.65	(0.33)	(0.03)	(0.36)
Year ended 3-31-2009	10.48	0.34		0.29	0.63	(0.34)	—	(0.34)
Year ended 3-31-2008(5)	10.15	0.40		0.33	0.73	(0.40)	—	(0.40)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	11.16	0.10	(3)	0.11	0.21	(0.11)	—	(0.11)
Year ended 3-31-2012	11.04	0.23	(3)	0.20	0.43	(0.26)	(0.05)	(0.31)
Year ended 3-31-2011	11.06	0.28	(3)	0.02	0.30	(0.30)	(0.02)	(0.32)
Year ended 3-31-2010	10.77	0.35	(3)	0.33	0.68	(0.36)	(0.03)	(0.39)
Year ended 3-31-2009	10.48	0.35		0.29	0.64	(0.35)	—	(0.35)
Year ended 3-31-2008(5)	10.15	0.49		0.33	0.82	(0.49)	—	(0.49)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	11.16	0.09	(3)	0.11	0.20	(0.10)	—	(0.10)
Year ended 3-31-2012	11.04	0.21	(3)	0.19	0.40	(0.23)	(0.05)	(0.28)
Year ended 3-31-2011	11.06	0.25	(3)	0.02	0.27	(0.27)	(0.02)	(0.29)
Year ended 3-31-2010	10.77	0.32	(3)	0.33	0.65	(0.33)	(0.03)	(0.36)
Year ended 3-31-2009	10.48	0.32		0.29	0.61	(0.32)	—	(0.32)
Year ended 3-31-2008	10.15	0.39		0.33	0.72	(0.39)	—	(0.39)

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(6)	For the fiscal year ended March 31, 2008.

160	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$11.26	1.78%	$1,132		0.89	%(4)	1.56	%(4)	—%		—%		17%
Year ended 3-31-2012	11.16	3.66	1,046		0.90		1.84		—		—		40
Year ended 3-31-2011	11.04	2.45	794		0.93		2.18		—		—		54
Year ended 3-31-2010	11.06	6.03	570		1.00		2.84		—		—		33
Year ended 3-31-2009	10.77	5.89	289		0.91		2.89		1.06		2.74		20
Year ended 3-31-2008	10.48	7.13	72		1.19		3.70		1.27		3.62		86
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	11.26	1.37	27		1.70	(4)	0.75	(4)	—		—		17
Year ended 3-31-2012	11.16	2.80	26		1.74		1.00		—		—		40
Year ended 3-31-2011	11.04	1.61	24		1.75		1.36		—		—		54
Year ended 3-31-2010	11.06	5.16	21		1.82		2.06		—		—		33
Year ended 3-31-2009	10.77	5.04	20		1.73		2.08		1.88		1.93		20
Year ended 3-31-2008	10.48	6.21	6		2.07		2.83		2.15		2.75		86
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	11.26	1.41	238		1.61	(4)	0.84	(4)	—		—		17
Year ended 3-31-2012	11.16	2.89	242		1.65		1.10		—		—		40
Year ended 3-31-2011	11.04	1.72	216		1.65		1.47		—		—		54
Year ended 3-31-2010	11.06	5.27	213		1.71		2.14		—		—		33
Year ended 3-31-2009	10.77	5.11	157		1.59		2.12		1.74		1.97		20
Year ended 3-31-2008	10.48	6.19	15		2.09		2.81		2.17		2.73		86
Class E Shares
Six-month period ended 9-30-2012 (unaudited)	11.26	1.72	3		1.00	(4)	1.45	(4)	1.01	(4)	1.44	(4)	17
Year ended 3-31-2012	11.16	3.58	3		1.00		1.72		1.09		1.63		40
Year ended 3-31-2011	11.04	2.35	1		1.00		2.08		1.19		1.89		54
Year ended 3-31-2010	11.06	6.07	—	*	0.98		2.78		—		—		33
Year ended 3-31-2009	10.77	6.15	—	*	0.73		3.21		0.88		3.06		20
Year ended 3-31-2008(5)	10.48	7.31	—	*	0.98	(4)	3.93	(4)	1.06	(4)	3.85	(4)	86	(6)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	11.26	1.91	128		0.65	(4)	1.80	(4)	—		—		17
Year ended 3-31-2012	11.16	3.92	102		0.66		2.07		—		—		40
Year ended 3-31-2011	11.04	2.71	51		0.68		2.43		—		—		54
Year ended 3-31-2010	11.06	6.35	37		0.73		3.09		—		—		33
Year ended 3-31-2009	10.77	6.26	6		0.57		3.22		0.72		3.07		20
Year ended 3-31-2008(5)	10.48	8.31	—	*	0.89	(4)	4.02	(4)	0.97	(4)	3.94	(4)	86	(6)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	11.26	1.78	67		0.89	(4)	1.56	(4)	0.90	(4)	1.55	(4)	17
Year ended 3-31-2012	11.16	3.66	51		0.90		1.85		0.92		1.84		40
Year ended 3-31-2011	11.04	2.45	54		0.93		2.19		0.94		2.18		54
Year ended 3-31-2010	11.06	6.07	57		0.98		2.87		—		—		33
Year ended 3-31-2009	10.77	5.95	37		0.86		2.89		1.01		2.74		20
Year ended 3-31-2008	10.48	7.25	2		1.09		3.79		1.17		3.71		86

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	161

FINANCIAL HIGHLIGHTS

Ivy Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY MANAGED EUROPEAN/PACIFIC FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Distributions From Return of Capital	Total Distributions
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$7.76	$(0.02	)(3)	$(0.13)	$(0.15)	$—	$—	$—	$—
Year ended 3-31-2012	8.90	0.05	(3)	(1.14)	(1.09)	(0.05)	—	—	(0.05)
Year ended 3-31-2011	7.80	(0.04	)(3)	1.14	1.10	—	—	—	—
Year ended 3-31-2010	4.90	(0.03	)(3)	2.94	2.91	— *	—	(0.01)	(0.01)
Year ended 3-31-2009	9.81	0.19		(4.46)	(4.27)	(0.31)	(0.33)	—	(0.64)
Year ended 3-31-2008(5)	10.00	0.47	(3)	(0.15)	0.32	(0.51)	—	—	(0.51)
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	7.58	(0.05	)(3)	(0.14)	(0.19)	—	—	—	—
Year ended 3-31-2012	8.74	(0.03	)(3)	(1.13)	(1.16)	— *	—	—	— *
Year ended 3-31-2011	7.71	(0.11	)(3)	1.14	1.03	—	—	—	—
Year ended 3-31-2010	4.86	(0.08	)(3)	2.93	2.85	—	—	—	—
Year ended 3-31-2009	9.78	0.12		(4.46)	(4.34)	(0.25)	(0.33)	—	(0.58)
Year ended 3-31-2008(5)	10.00	0.44	(3)	(0.21)	0.23	(0.45)	—	—	(0.45)
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	7.60	(0.05	)(3)	(0.12)	(0.17)	—	—	—	—
Year ended 3-31-2012	8.77	(0.02	)(3)	(1.14)	(1.16)	(0.01)	—	—	(0.01)
Year ended 3-31-2011	7.73	(0.10	)(3)	1.14	1.04	—	—	—	—
Year ended 3-31-2010	4.87	(0.07	)(3)	2.93	2.86	— *	—	— *	— *
Year ended 3-31-2009	9.79	0.13		(4.46)	(4.33)	(0.26)	(0.33)	—	(0.59)
Year ended 3-31-2008(5)	10.00	0.45	(3)	(0.21)	0.24	(0.45)	—	—	(0.45)
Class E Shares(7)
Six-month period ended 9-30-2012 (unaudited)	7.79	(0.02	)(3)	(0.13)	(0.15)	—	—	—	—
Year ended 3-31-2012	8.93	0.06	(3)	(1.14)	(1.08)	(0.06)	—	—	(0.06)
Year ended 3-31-2011	7.81	(0.03	)(3)	1.15	1.12	—	—	—	—
Year ended 3-31-2010	4.91	(0.01	)(3)	2.93	2.92	(0.01)	—	(0.01)	(0.02)
Year ended 3-31-2009	9.81	0.20		(4.45)	(4.25)	(0.32)	(0.33)	—	(0.65)
Year ended 3-31-2008(5)	10.00	0.49	(3)	(0.16)	0.33	(0.52)	—	—	(0.52)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	7.84	(0.01	)(3)	(0.12)	(0.13)	—	—	—	—
Year ended 3-31-2012	8.98	0.08	(3)	(1.15)	(1.07)	(0.07)	—	—	(0.07)
Year ended 3-31-2011	7.84	(0.01	)(3)	1.15	1.14	—	—	—	—
Year ended 3-31-2010	4.92	(0.01	)(3)	2.95	2.94	— *	—	(0.02)	(0.02)
Year ended 3-31-2009	9.82	0.21		(4.45)	(4.24)	(0.33)	(0.33)	—	(0.66)
Year ended 3-31-2008(5)	10.00	0.52	(3)	(0.16)	0.36	(0.54)	—	—	(0.54)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	7.78	(0.02	)(3)	(0.12)	(0.14)	—	—	—	—
Year ended 3-31-2012	8.92	0.07	(3)	(1.16)	(1.09)	(0.05)	—	—	(0.05)
Year ended 3-31-2011	7.81	(0.04	)(3)	1.15	1.11	—	—	—	—
Year ended 3-31-2010	4.91	(0.01	)(3)	2.92	2.91	— *	—	(0.01)	(0.01)
Year ended 3-31-2009	9.81	0.19		(4.45)	(4.26)	(0.31)	(0.33)	—	(0.64)
Year ended 3-31-2008(5)	10.00	0.49	(3)	(0.16)	0.33	(0.52)	—	—	(0.52)

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(6)	For the fiscal year ended March 31, 2008.

(7)	Class is closed to investment.

162	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$7.61	-1.93%	$77		0.60	%(4)	-0.60	%(4)	—%		—%		9%
Year ended 3-31-2012	7.76	-12.18	78		0.60		0.59		—		—		11
Year ended 3-31-2011	8.90	14.10	88		0.60		-0.51		—		—		7
Year ended 3-31-2010	7.80	59.43	75		0.66		-0.21		—		—		13
Year ended 3-31-2009	4.90	-43.93	39		0.72		2.51		—		—		25
Year ended 3-31-2008(5)	9.81	2.67	54		0.88	(4)	6.52	(4)	0.89	(4)	6.51	(4)	0	*(6)
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	7.39	-2.51	1		1.53	(4)	-1.53	(4)	—		—		9
Year ended 3-31-2012	7.58	-13.25	1		1.51		-0.34		—		—		11
Year ended 3-31-2011	8.74	13.36	2		1.49		-1.41		—		—		7
Year ended 3-31-2010	7.71	58.64	2		1.60		-1.14		—		—		13
Year ended 3-31-2009	4.86	-44.75	1		1.70		1.53		—		—		25
Year ended 3-31-2008(5)	9.78	1.87	1		1.77	(4)	5.43	(4)	1.78	(4)	5.42	(4)	0	*(6)
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	7.43	-2.24	1		1.38	(4)	-1.38	(4)	—		—		9
Year ended 3-31-2012	7.60	-13.25	2		1.42		-0.24		—		—		11
Year ended 3-31-2011	8.77	13.45	2		1.39		-1.30		—		—		7
Year ended 3-31-2010	7.73	58.76	2		1.43		-0.97		—		—		13
Year ended 3-31-2009	4.87	-44.59	1		1.52		1.53		—		—		25
Year ended 3-31-2008(5)	9.79	1.90	3		1.65	(4)	6.18	(4)	1.66	(4)	6.17	(4)	0	*(6)
Class E Shares(7)
Six-month period ended 9-30-2012 (unaudited)	7.64	-1.93	—	*	0.47	(4)	-0.47	(4)	—		—		9
Year ended 3-31-2012	7.79	-12.05	—	*	0.48		0.70		—		—		11
Year ended 3-31-2011	8.93	14.34	—	*	0.48		-0.39		—		—		7
Year ended 3-31-2010	7.81	59.40	—	*	0.49		-0.06		—		—		13
Year ended 3-31-2009	4.91	-43.74	—	*	0.53		2.49		—		—		25
Year ended 3-31-2008(5)	9.81	2.79	—	*	0.79	(4)	4.44	(4)	0.80	(4)	4.43	(4)	0	*(6)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	7.71	-1.66	—	*	0.23	(4)	-0.23	(4)	—		—		9
Year ended 3-31-2012	7.84	-11.80	—	*	0.24		1.00		—		—		11
Year ended 3-31-2011	8.98	14.54	—	*	0.23		-0.16		—		—		7
Year ended 3-31-2010	7.84	59.76	—	*	0.23		0.20		—		—		13
Year ended 3-31-2009	4.92	-43.56	—	*	0.27		2.73		—		—		25
Year ended 3-31-2008(5)	9.82	3.07	—	*	0.55	(4)	4.67	(4)	0.56	(4)	4.66	(4)	0	*(6)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	7.64	-1.80	1		0.45	(4)	-0.45	(4)	—		—		9
Year ended 3-31-2012	7.78	-12.11	1		0.53		0.91		—		—		11
Year ended 3-31-2011	8.92	14.21	1		0.59		-0.50		—		—		7
Year ended 3-31-2010	7.81	59.32	—	*	0.55		0.05		—		—		13
Year ended 3-31-2009	4.91	-43.84	—	*	0.73		2.45		—		—		25
Year ended 3-31-2008(5)	9.81	2.77	—	*	0.81	(4)	4.76	(4)	0.82	(4)	4.75	(4)	0	*(6)

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	163

FINANCIAL HIGHLIGHTS

Ivy Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY MANAGED INTERNATIONAL OPPORTUNITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Distributions From Return of Capital	Total Distributions
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$8.70	$0.01	(3)	$(0.11)	$(0.10)	$—	$—	$—	$—
Year ended 3-31-2012	9.56	0.14	(3)	(0.86)	(0.72)	(0.14)	—	—	(0.14)
Year ended 3-31-2011	8.44	0.03	(3)	1.14	1.17	(0.03)	—	(0.02)	(0.05)
Year ended 3-31-2010	5.62	0.01	(3)	2.85	2.86	(0.02)	—	(0.02)	(0.04)
Year ended 3-31-2009	10.06	0.21		(4.21)	(4.00)	(0.27)	(0.15)	(0.02)	(0.44)
Year ended 3-31-2008(5)	10.00	0.35	(3)	0.04	0.39	(0.33)	—	—	(0.33)
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	8.59	(0.02	)(3)	(0.12)	(0.14)	—	—	—	—
Year ended 3-31-2012	9.48	0.06	(3)	(0.87)	(0.81)	(0.08)	—	—	(0.08)
Year ended 3-31-2011	8.38	(0.04	)(3)	1.14	1.10	— *	—	— *	— *
Year ended 3-31-2010	5.59	(0.04	)(3)	2.83	2.79	—	—	—	—
Year ended 3-31-2009	10.04	0.16	(3)	(4.23)	(4.07)	(0.21)	(0.15)	(0.02)	(0.38)
Year ended 3-31-2008(5)	10.00	0.33	(3)	(0.02)	0.31	(0.27)	—	—	(0.27)
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	8.61	(0.02	)(3)	(0.11)	(0.13)	—	—	—	—
Year ended 3-31-2012	9.49	0.07	(3)	(0.86)	(0.79)	(0.09)	—	—	(0.09)
Year ended 3-31-2011	8.40	(0.03	)(3)	1.13	1.10	(0.01)	—	— *	(0.01)
Year ended 3-31-2010	5.59	(0.03	)(3)	2.84	2.81	—	—	—	—
Year ended 3-31-2009	10.04	0.15	(3)	(4.22)	(4.07)	(0.21)	(0.15)	(0.02)	(0.38)
Year ended 3-31-2008(5)	10.00	0.30	(3)	0.02	0.32	(0.28)	—	—	(0.28)
Class E Shares(7)
Six-month period ended 9-30-2012 (unaudited)	8.70	0.02	(3)	(0.11)	(0.09)	—	—	—	—
Year ended 3-31-2012	9.57	0.15	(3)	(0.88)	(0.73)	(0.14)	—	—	(0.14)
Year ended 3-31-2011	8.45	0.05	(3)	1.13	1.18	(0.04)	—	(0.02)	(0.06)
Year ended 3-31-2010	5.62	0.01	(3)	2.86	2.87	(0.02)	—	(0.02)	(0.04)
Year ended 3-31-2009	10.06	0.23		(4.23)	(4.00)	(0.28)	(0.14)	(0.02)	(0.44)
Year ended 3-31-2008(5)	10.00	0.38	(3)	0.02	0.40	(0.34)	—	—	(0.34)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	8.73	0.03	(3)	(0.11)	(0.08)	—	—	—	—
Year ended 3-31-2012	9.58	0.16	(3)	(0.85)	(0.69)	(0.16)	—	—	(0.16)
Year ended 3-31-2011	8.46	0.05	(3)	1.14	1.19	(0.04)	—	(0.03)	(0.07)
Year ended 3-31-2010	5.63	0.02	(3)	2.87	2.89	(0.03)	—	(0.03)	(0.06)
Year ended 3-31-2009	10.07	0.24		(4.21)	(3.97)	(0.30)	(0.15)	(0.02)	(0.47)
Year ended 3-31-2008(5)	10.00	0.41	(3)	0.02	0.43	(0.36)	—	—	(0.36)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	8.69	0.02	(3)	(0.11)	(0.09)	—	—	—	—
Year ended 3-31-2012	9.55	0.16	(3)	(0.88)	(0.72)	(0.14)	—	—	(0.14)
Year ended 3-31-2011	8.43	0.03	(3)	1.14	1.17	(0.03)	—	(0.02)	(0.05)
Year ended 3-31-2010	5.61	0.01	(3)	2.85	2.86	(0.02)	—	(0.02)	(0.04)
Year ended 3-31-2009	10.06	0.22		(4.22)	(4.00)	(0.28)	(0.15)	(0.02)	(0.45)
Year ended 3-31-2008(5)	10.00	0.37	(3)	0.03	0.40	(0.34)	—	—	(0.34)

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(6)	For the fiscal year ended March 31, 2008.

(7)	Class is closed to investment.

164	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$8.60	-1.15%	$182		0.49	%(4)	0.30	%(4)	—%		—%		19%
Year ended 3-31-2012	8.70	-7.42	185		0.50		1.58		—		—		8
Year ended 3-31-2011	9.56	13.88	188		0.50		0.38		—		—		22
Year ended 3-31-2010	8.44	50.82	152		0.55		0.30		—		—		9
Year ended 3-31-2009	5.62	-40.20	84		0.57		2.85		—		—		16
Year ended 3-31-2008(5)	10.06	3.75	100		0.67	(4)	4.67	(4)	0.68	(4)	4.66	(4)	—	(6)
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	8.45	-1.51	2		1.40	(4)	-0.60	(4)	—		—		19
Year ended 3-31-2012	8.59	-8.42	3		1.39		0.66		—		—		8
Year ended 3-31-2011	9.48	13.14	3		1.36		-0.47		—		—		22
Year ended 3-31-2010	8.38	49.91	4		1.43		-0.58		—		—		9
Year ended 3-31-2009	5.59	-40.93	3		1.41		1.92		—		—		16
Year ended 3-31-2008(5)	10.04	2.98	4		1.48	(4)	4.05	(4)	1.49	(4)	4.04	(4)	—	(6)
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	8.48	-1.51	5		1.29	(4)	-0.49	(4)	—		—		19
Year ended 3-31-2012	8.61	-8.25	5		1.30		0.79		—		—		8
Year ended 3-31-2011	9.49	13.05	5		1.26		-0.38		—		—		22
Year ended 3-31-2010	8.40	50.27	5		1.32		-0.46		—		—		9
Year ended 3-31-2009	5.59	-40.91	3		1.35		2.19		—		—		16
Year ended 3-31-2008(5)	10.04	3.05	4		1.44	(4)	3.70	(4)	1.45	(4)	3.69	(4)	—	(6)
Class E Shares(7)
Six-month period ended 9-30-2012 (unaudited)	8.61	-1.03	—	*	0.39	(4)	0.40	(4)	—		—		19
Year ended 3-31-2012	8.70	-7.45	—	*	0.40		1.66		—		—		8
Year ended 3-31-2011	9.57	13.94	—	*	0.41		0.48		—		—		22
Year ended 3-31-2010	8.45	51.16	—	*	0.42		0.41		—		—		9
Year ended 3-31-2009	5.62	-40.12	—	*	0.45		2.83		—		—		16
Year ended 3-31-2008(5)	10.06	3.82	—	*	0.60	(4)	3.57	(4)	0.61	(4)	3.56	(4)	—	(6)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	8.65	-0.92	—	*	0.16	(4)	0.64	(4)	—		—		19
Year ended 3-31-2012	8.73	-7.04	1		0.15		1.89		—		—		8
Year ended 3-31-2011	9.58	14.09	—	*	0.16		0.54		—		—		22
Year ended 3-31-2010	8.46	51.31	—	*	0.16		0.66		—		—		9
Year ended 3-31-2009	5.63	-39.86	—	*	0.18		3.08		—		—		16
Year ended 3-31-2008(5)	10.07	4.10	—	*	0.36	(4)	3.81	(4)	0.37	(4)	3.80	(4)	—	(6)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	8.60	-1.04	1		0.35	(4)	0.41	(4)	—		—		19
Year ended 3-31-2012	8.69	-7.42	1		0.46		1.85		—		—		8
Year ended 3-31-2011	9.55	13.90	1		0.50		0.40		0.52		0.38		22
Year ended 3-31-2010	8.43	50.91	—	*	0.55		0.28		0.58		0.25		9
Year ended 3-31-2009	5.61	-40.21	—	*	0.59		2.56		0.60		2.55		16
Year ended 3-31-2008(5)	10.06	3.81	—	*	0.64	(4)	3.83	(4)	0.65	(4)	3.82	(4)	—	(6)

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	165

FINANCIAL HIGHLIGHTS

Ivy Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY MICRO CAP GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Loss		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$19.27	$(0.13	)(3)	$(0.45)	$(0.58)	$—	$—	$—
Year ended 3-31-2012	19.63	(0.29	)(3)	1.27	0.98	—	(1.34)	(1.34)
Year ended 3-31-2011	15.78	(0.30	)(3)	4.80	4.50	(0.05)	(0.60)	(0.65)
Year ended 3-31-2010	9.77	(0.29	)(3)	6.69	6.40	—	(0.39)	(0.39)
Year ended 3-31-2009(5)	10.00	(0.02)		(0.21)	(0.23)	—	—	—
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	18.93	(0.23	)(3)	(0.45)	(0.68)	—	—	—
Year ended 3-31-2012	19.27	(0.49	)(3)	1.26	0.77	—	(1.11)	(1.11)
Year ended 3-31-2011	15.63	(0.52	)(3)	4.71	4.19	—	(0.55)	(0.55)
Year ended 3-31-2010	9.76	(0.51	)(3)	6.66	6.15	—	(0.28)	(0.28)
Year ended 3-31-2009(5)	10.00	(0.04)		(0.20)	(0.24)	—	—	—
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	19.04	(0.20	)(3)	(0.45)	(0.65)	—	—	—
Year ended 3-31-2012	19.42	(0.43	)(3)	1.25	0.82	—	(1.20)	(1.20)
Year ended 3-31-2011	15.69	(0.43	)(3)	4.75	4.32	—	(0.59)	(0.59)
Year ended 3-31-2010	9.76	(0.44	)(3)	6.68	6.24	—	(0.31)	(0.31)
Year ended 3-31-2009(5)	10.00	(0.03)		(0.21)	(0.24)	—	—	—
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	19.37	(0.10	)(3)	(0.44)	(0.54)	—	—	—
Year ended 3-31-2012	19.73	(0.21	)(3)	1.26	1.05	—	(1.41)	(1.41)
Year ended 3-31-2011	15.79	(0.22	)(3)	4.82	4.60	(0.06)	(0.60)	(0.66)
Year ended 3-31-2010	9.77	(0.24	)(3)	6.68	6.44	—	(0.42)	(0.42)
Year ended 3-31-2009(5)	10.00	(0.02)		(0.21)	(0.23)	—	—	—
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	19.29	(0.12	)(3)	(0.45)	(0.57)	—	—	—
Year ended 3-31-2012	19.64	(0.26	)(3)	1.28	1.02	—	(1.37)	(1.37)
Year ended 3-31-2011	15.70	(0.26	)(3)	4.78	4.52	—	(0.58)	(0.58)
Year ended 3-31-2010	9.77	(0.31	)(3)	6.63	6.32	—	(0.39)	(0.39)
Year ended 3-31-2009(5)	10.00	(0.02)		(0.21)	(0.23)	—	—	—

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	For the period from February 17, 2009 (commencement of operations of the class) through March 31, 2009.

(6)	For the fiscal year ended March 31, 2009.

166	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Loss to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)	Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(2)	Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$18.69	-3.01%	$68		1.76	%(4)	-1.50	%(4)	—%	—%	23%
Year ended 3-31-2012	19.27	6.56	72		1.78		-1.63		—	—	78
Year ended 3-31-2011	19.63	28.73	78		1.88		-1.69		—	—	78
Year ended 3-31-2010	15.78	66.16	28		2.17		-2.08		2.79	-2.70	94
Year ended 3-31-2009(5)	9.77	-2.30	3		2.55	(4)	-2.38	(4)	—	—	5	(6)
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	18.25	-3.59	2		2.88	(4)	-2.62	(4)	—	—	23
Year ended 3-31-2012	18.93	5.28	1		2.99		-2.84		—	—	78
Year ended 3-31-2011	19.27	27.00	1		3.20		-3.02		—	—	78
Year ended 3-31-2010	15.63	63.49	—	*	3.91		-3.82		4.13	-4.04	94
Year ended 3-31-2009(5)	9.76	-2.40	—	*	3.49	(4)	-3.32	(4)	—	—	5	(6)
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	18.39	-3.36	4		2.50	(4)	-2.24	(4)	—	—	23
Year ended 3-31-2012	19.04	5.65	4		2.62		-2.47		—	—	78
Year ended 3-31-2011	19.42	27.72	4		2.66		-2.48		—	—	78
Year ended 3-31-2010	15.69	64.45	1		3.29		-3.19		3.51	-3.41	94
Year ended 3-31-2009(5)	9.76	-2.40	—	*	3.24	(4)	-3.07	(4)	—	—	5	(6)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	18.83	-2.79	4		1.31	(4)	-1.07	(4)	—	—	23
Year ended 3-31-2012	19.37	7.00	3		1.34		-1.19		—	—	78
Year ended 3-31-2011	19.73	29.36	3		1.41		-1.24		—	—	78
Year ended 3-31-2010	15.79	66.68	—	*	1.89		-1.79		2.23	-2.13	94
Year ended 3-31-2009(5)	9.77	-2.30	—	*	1.97	(4)	-1.80	(4)	—	—	5	(6)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	18.72	-2.90	1		1.58	(4)	-1.33	(4)	—	—	23
Year ended 3-31-2012	19.29	6.79	1		1.59		-1.45		—	—	78
Year ended 3-31-2011	19.64	29.00	1		1.67		-1.45		—	—	78
Year ended 3-31-2010	15.70	65.38	—	*	2.35		-2.27		2.57	-2.49	94
Year ended 3-31-2009(5)	9.77	-2.30	—	*	2.21	(4)	-2.03	(4)	—	—	5	(6)

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	167

FINANCIAL HIGHLIGHTS

Ivy Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY MID CAP GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$18.62	$(0.05	)(3)	$(0.51)	$(0.56)	$—	$—	$—
Year ended 3-31-2012	18.36	(0.12	)(3)	0.85	0.73	—	(0.47)	(0.47)
Year ended 3-31-2011	13.95	(0.05	)(3)	4.46	4.41	—	—	—
Year ended 3-31-2010	8.57	(0.06	)(3)	5.44	5.38	—	—	—
Year ended 3-31-2009	12.77	(0.05)		(4.15)	(4.20)	—	—	—
Year ended 3-31-2008	13.07	(0.09)		(0.21)	(0.30)	—	—	—
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	16.42	(0.11	)(3)	(0.45)	(0.56)	—	—	—
Year ended 3-31-2012	16.40	(0.25	)(3)	0.74	0.49	—	(0.47)	(0.47)
Year ended 3-31-2011	12.58	(0.18	)(3)	4.00	3.82	—	—	—
Year ended 3-31-2010	7.81	(0.16	)(3)	4.93	4.77	—	—	—
Year ended 3-31-2009	11.79	(0.17	)(3)	(3.81)	(3.98)	—	—	—
Year ended 3-31-2008	12.18	(0.30)		(0.09)	(0.39)	—	—	—
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	17.11	(0.11	)(3)	(0.46)	(0.57)	—	—	—
Year ended 3-31-2012	17.04	(0.23	)(3)	0.77	0.54	—	(0.47)	(0.47)
Year ended 3-31-2011	13.04	(0.15	)(3)	4.15	4.00	—	—	—
Year ended 3-31-2010	8.06	(0.14	)(3)	5.12	4.98	—	—	—
Year ended 3-31-2009	12.09	(0.19)		(3.84)	(4.03)	—	—	—
Year ended 3-31-2008	12.48	(0.25)		(0.14)	(0.39)	—	—	—
Class E Shares
Six-month period ended 9-30-2012 (unaudited)	18.37	(0.07	)(3)	(0.50)	(0.57)	—	—	—
Year ended 3-31-2012	18.17	(0.15	)(3)	0.82	0.67	—	(0.47)	(0.47)
Year ended 3-31-2011	13.81	(0.07	)(3)	4.43	4.36	—	—	—
Year ended 3-31-2010	8.48	(0.05	)(3)	5.38	5.33	—	—	—
Year ended 3-31-2009	12.68	(0.06)		(4.14)	(4.20)	—	—	—
Year ended 3-31-2008(5)	13.13	(0.22	)(3)	(0.23)	(0.45)	—	—	—
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	19.43	(0.03	)(3)	(0.53)	(0.56)	—	—	—
Year ended 3-31-2012	19.07	(0.07	)(3)	0.90	0.83	—	(0.47)	(0.47)
Year ended 3-31-2011	14.42	0.01	(3)	4.64	4.65	—	—	—
Year ended 3-31-2010	8.81	0.00	(3)	5.61	5.61	—	—	—
Year ended 3-31-2009	13.07	0.00		(4.26)	(4.26)	—	—	—
Year ended 3-31-2008(5)	13.28	(0.03	)(3)	(0.18)	(0.21)	—	—	—
Class R Shares
Six-month period ended 9-30-2012 (unaudited)	18.49	(0.08	)(3)	(0.50)	(0.58)	—	—	—
Year ended 3-31-2012	18.27	(0.16	)(3)	0.85	0.69	—	(0.47)	(0.47)
Year ended 3-31-2011	13.90	(0.08	)(3)	4.45	4.37	—	—	—
Year ended 3-31-2010	8.54	(0.07	)(3)	5.43	5.36	—	—	—
Year ended 3-31-2009	12.73	(0.06)		(4.13)	(4.19)	—	—	—
Year ended 3-31-2008	13.05	(0.10)		(0.22)	(0.32)	—	—	—
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	19.17	(0.05	)(3)	(0.52)	(0.57)	—	—	—
Year ended 3-31-2012	18.86	(0.10	)(3)	0.88	0.78	—	(0.47)	(0.47)
Year ended 3-31-2011	14.29	(0.02	)(3)	4.59	4.57	—	—	—
Year ended 3-31-2010	8.74	(0.01	)(3)	5.56	5.55	—	—	—
Year ended 3-31-2009	12.97	(0.01)		(4.22)	(4.23)	—	—	—
Year ended 3-31-2008	13.23	(0.07)		(0.19)	(0.26)	—	—	—

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(6)	For the fiscal year ended March 31, 2008.

168	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$18.06	-3.01%	$939		1.35	%(4)	-0.60	%(4)	—%		—%		15%
Year ended 3-31-2012	18.62	4.29	636		1.40		-0.69		—		—		29
Year ended 3-31-2011	18.36	31.61	369		1.49		-0.34		—		—		39
Year ended 3-31-2010	13.95	62.78	162		1.65		-0.51		1.67		-0.53		40
Year ended 3-31-2009	8.57	-32.89	75		1.65		-0.39		1.78		-0.52		49
Year ended 3-31-2008	12.77	-2.37	108		1.60		-0.67		—		—		42
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	15.86	-3.41	19		2.19	(4)	-1.43	(4)	—		—		15
Year ended 3-31-2012	16.42	3.33	17		2.35		-1.63		—		—		29
Year ended 3-31-2011	16.40	30.37	12		2.47		-1.32		—		—		39
Year ended 3-31-2010	12.58	61.08	7		2.68		-1.53		—		—		40
Year ended 3-31-2009	7.81	-33.76	4		2.92		-1.69		—		—		49
Year ended 3-31-2008	11.79	-3.20	9		2.56		-1.62		—		—		42
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	16.54	-3.33	152		2.07	(4)	-1.32	(4)	—		—		15
Year ended 3-31-2012	17.11	3.50	135		2.14		-1.44		—		—		29
Year ended 3-31-2011	17.04	30.68	69		2.16		-1.02		—		—		39
Year ended 3-31-2010	13.04	61.79	17		2.35		-1.21		2.38		-1.24		40
Year ended 3-31-2009	8.06	-33.33	6		2.35		-1.10		2.59		-1.34		49
Year ended 3-31-2008	12.09	-3.13	10		2.35		-1.41		2.38		-1.44		42
Class E Shares
Six-month period ended 9-30-2012 (unaudited)	17.80	-3.10	4		1.60	(4)	-0.85	(4)	1.94	(4)	-1.19	(4)	15
Year ended 3-31-2012	18.37	4.00	3		1.60		-0.88		1.97		-1.25		29
Year ended 3-31-2011	18.17	31.57	3		1.60		-0.44		2.09		-0.93		39
Year ended 3-31-2010	13.81	62.85	1		1.60		-0.46		2.60		-1.46		40
Year ended 3-31-2009	8.48	-33.12	—	*	1.99		-0.71		3.12		-1.84		49
Year ended 3-31-2008(5)	12.68	-3.43	—	*	2.52	(4)	-1.61	(4)	—		—		42	(6)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	18.87	-2.83	995		1.04	(4)	-0.29	(4)	—		—		15
Year ended 3-31-2012	19.43	4.65	788		1.05		-0.38		—		—		29
Year ended 3-31-2011	19.07	32.25	116		1.08		0.04		—		—		39
Year ended 3-31-2010	14.42	63.68	6		1.14		-0.03		—		—		40
Year ended 3-31-2009	8.81	-32.59	—	*	1.17		0.09		—		—		49
Year ended 3-31-2008(5)	13.07	-1.58	1		1.17	(4)	-0.23	(4)	—		—		42	(6)
Class R Shares
Six-month period ended 9-30-2012 (unaudited)	17.91	-3.14	62		1.63	(4)	-0.88	(4)	—		—		15
Year ended 3-31-2012	18.49	4.09	50		1.63		-0.93		—		—		29
Year ended 3-31-2011	18.27	31.44	21		1.63		-0.48		—		—		39
Year ended 3-31-2010	13.90	62.76	4		1.67		-0.57		—		—		40
Year ended 3-31-2009	8.54	-32.91	—	*	1.72		-0.45		—		—		49
Year ended 3-31-2008	12.73	-2.45	—	*	1.68		-0.75		—		—		42
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	18.60	-2.97	431		1.28	(4)	-0.53	(4)	—		—		15
Year ended 3-31-2012	19.17	4.44	439		1.25		-0.55		1.30		-0.60		29
Year ended 3-31-2011	18.86	31.98	207		1.25		-0.10		1.34		-0.19		39
Year ended 3-31-2010	14.29	63.50	54		1.25		-0.11		1.38		-0.24		40
Year ended 3-31-2009	8.74	-32.61	9		1.25		0.00		1.40		-0.15		49
Year ended 3-31-2008	12.97	-1.97	12		1.25		-0.33		1.40		-0.48		42

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	169

FINANCIAL HIGHLIGHTS

Ivy Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY MONEY MARKET FUND

	Net Asset Value, Beginning of Period	Net Investment Income(3)	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Distributions From Net Investment Income		Distributions From Net Realized Gains		Total Distributions
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$1.00	$0.00	$0.00	$0.00	$—	*	$—		$—	*
Year ended 3-31-2012	1.00	0.00	0.00	0.00	—	*	—		—	*
Year ended 3-31-2011	1.00	0.00	0.00	0.00	—	*	—	*	—	*
Year ended 3-31-2010	1.00	0.01	0.00	0.01	(0.01)		—	*	(0.01)
Year ended 3-31-2009	1.00	0.02	0.00	0.02	(0.02)		—		(0.02)
Year ended 3-31-2008	1.00	0.04	0.00	0.04	(0.04)		—		(0.04)
Class B Shares(5)
Six-month period ended 9-30-2012 (unaudited)	1.00	0.00	0.00	0.00	—	*	—		—	*
Year ended 3-31-2012	1.00	0.00	0.00	0.00	—	*	—		—	*
Year ended 3-31-2011	1.00	0.00	0.00	0.00	—	*	—	*	—	*
Year ended 3-31-2010	1.00	0.00	0.00	0.00	—	*	—	*	—	*
Year ended 3-31-2009	1.00	0.01	0.00	0.01	(0.01)		—		(0.01)
Year ended 3-31-2008	1.00	0.03	0.00	0.03	(0.03)		—		(0.03)
Class C Shares(5)
Six-month period ended 9-30-2012 (unaudited)	1.00	0.00	0.00	0.00	—	*	—		—	*
Year ended 3-31-2012	1.00	0.00	0.00	0.00	—	*	—		—	*
Year ended 3-31-2011	1.00	0.00	0.00	0.00	—	*	—	*	—	*
Year ended 3-31-2010	1.00	0.00	0.00	0.00	—	*	—	*	—	*
Year ended 3-31-2009	1.00	0.01	0.00	0.01	(0.01)		—		(0.01)
Year ended 3-31-2008	1.00	0.03	0.00	0.03	(0.03)		—		(0.03)
Class E Shares
Six-month period ended 9-30-2012 (unaudited)	1.00	0.00	0.00	0.00	—	*	—		—	*
Year ended 3-31-2012	1.00	0.00	0.00	0.00	—	*	—		—	*
Year ended 3-31-2011	1.00	0.00	0.00	0.00	—	*	—	*	—	*
Year ended 3-31-2010	1.00	0.00	0.00	0.00	—	*	—	*	—	*
Year ended 3-31-2009	1.00	0.01	0.00	0.01	(0.01)		—		(0.01)
Year ended 3-31-2008(6)	1.00	0.04	0.00	0.04	(0.04)		—		(0.04)

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	These shares are not available for direct investment. However, they are available by exchange from Class B or Class C shares of another Ivy Fund.

(6)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

170	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income(Loss) to Average Net Assets Excluding Expense Waiver(2)
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$1.00	0.01%	$147	0.34	%(4)	0.02	%(4)	0.67	%(4)	-0.31	%(4)
Year ended 3-31-2012	1.00	0.02	171	0.28		0.02		0.66		-0.36
Year ended 3-31-2011	1.00	0.04	159	0.43		0.02		0.69		-0.24
Year ended 3-31-2010	1.00	0.53	195	0.65		0.50		0.65		0.50
Year ended 3-31-2009	1.00	1.65	219	0.73		1.51		—		—
Year ended 3-31-2008	1.00	4.19	91	0.88		4.02		—		—
Class B Shares(5)
Six-month period ended 9-30-2012 (unaudited)	1.00	0.01	9	0.34	(4)	0.02	(4)	1.68	(4)	-1.32	(4)
Year ended 3-31-2012	1.00	0.02	8	0.28		0.02		1.73		-1.43
Year ended 3-31-2011	1.00	0.04	7	0.43		0.02		1.80		-1.35
Year ended 3-31-2010	1.00	0.16	9	1.07		0.16		1.75		-0.52
Year ended 3-31-2009	1.00	0.74	19	1.61		0.58		1.70		0.49
Year ended 3-31-2008	1.00	3.25	7	1.80		3.01		—		—
Class C Shares(5)
Six-month period ended 9-30-2012 (unaudited)	1.00	0.01	36	0.34	(4)	0.02	(4)	1.65	(4)	-1.29	(4)
Year ended 3-31-2012	1.00	0.02	41	0.28		0.02		1.64		-1.34
Year ended 3-31-2011	1.00	0.04	32	0.43		0.02		1.67		-1.22
Year ended 3-31-2010	1.00	0.16	39	1.08		0.16		1.67		-0.43
Year ended 3-31-2009	1.00	0.78	91	1.58		0.58		1.63		0.53
Year ended 3-31-2008	1.00	3.31	18	1.73		3.03		—		—
Class E Shares
Six-month period ended 9-30-2012 (unaudited)	1.00	0.01	5	0.34	(4)	0.02	(4)	0.75	(4)	-0.39	(4)
Year ended 3-31-2012	1.00	0.02	4	0.28		0.02		0.78		-0.48
Year ended 3-31-2011	1.00	0.04	3	0.43		0.02		0.79		-0.34
Year ended 3-31-2010	1.00	0.49	4	0.69		0.49		0.70		0.48
Year ended 3-31-2009	1.00	1.51	5	0.88		1.31		—		—
Year ended 3-31-2008(6)	1.00	4.07	1	0.93	(4)	3.77	(4)	—		—

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	171

FINANCIAL HIGHLIGHTS

Ivy Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY MUNICIPAL BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$11.88	$0.18	(3)	$0.33	$0.51	$(0.19)	$—	$(0.19)
Year ended 3-31-2012	10.95	0.42	(3)	0.93	1.35	(0.42)	—	(0.42)
Year ended 3-31-2011	11.16	0.43	(3)	(0.21)	0.22	(0.43)	—	(0.43)
Year ended 3-31-2010	10.41	0.45	(3)	0.75	1.20	(0.45)	—	(0.45)
Year ended 3-31-2009	10.80	0.39	(3)	(0.39)	0.00	(0.39)	—	(0.39)
Year ended 3-31-2008	11.12	0.39	(3)	(0.32)	0.07	(0.39)	—	(0.39)
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	11.88	0.14	(3)	0.32	0.46	(0.14)	—	(0.14)
Year ended 3-31-2012	10.95	0.33	(3)	0.93	1.26	(0.33)	—	(0.33)
Year ended 3-31-2011	11.16	0.34	(3)	(0.21)	0.13	(0.34)	—	(0.34)
Year ended 3-31-2010	10.41	0.36	(3)	0.75	1.11	(0.36)	—	(0.36)
Year ended 3-31-2009	10.80	0.31	(3)	(0.39)	(0.08)	(0.31)	—	(0.31)
Year ended 3-31-2008	11.12	0.31		(0.32)	(0.01)	(0.31)	—	(0.31)
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	11.88	0.14	(3)	0.32	0.46	(0.14)	—	(0.14)
Year ended 3-31-2012	10.95	0.33	(3)	0.93	1.26	(0.33)	—	(0.33)
Year ended 3-31-2011	11.16	0.34	(3)	(0.21)	0.13	(0.34)	—	(0.34)
Year ended 3-31-2010	10.41	0.37	(3)	0.75	1.12	(0.37)	—	(0.37)
Year ended 3-31-2009	10.80	0.31	(3)	(0.39)	(0.08)	(0.31)	—	(0.31)
Year ended 3-31-2008	11.12	0.31		(0.32)	(0.01)	(0.31)	—	(0.31)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	11.88	0.19	(3)	0.33	0.52	(0.20)	—	(0.20)
Year ended 3-31-2012	10.95	0.44	(3)	0.93	1.37	(0.44)	—	(0.44)
Year ended 3-31-2011	11.16	0.45	(3)	(0.21)	0.24	(0.45)	—	(0.45)
Year ended 3-31-2010(5)	11.10	0.19	(3)	0.06	0.25	(0.19)	—	(0.19)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	11.88	0.18	(3)	0.32	0.50	(0.18)	—	(0.18)
Year ended 3-31-2012	10.95	0.42	(3)	0.93	1.35	(0.42)	—	(0.42)
Year ended 3-31-2011	11.16	0.43	(3)	(0.21)	0.22	(0.43)	—	(0.43)
Period ended 3-31-2010(7)	11.30	0.22	(3)	(0.14)	0.08	(0.22)	—	(0.22)
Period ended 9-24-2008(8)	10.80	0.14	(3)	(0.36)	(0.22)	(0.14)	—	(0.14)
Year ended 3-31-2008	11.12	0.38	(3)	(0.32)	0.06	(0.38)	—	(0.38)
Year ended 3-31-2007	11.04	0.39	(3)	0.08	0.47	(0.39)	—	(0.39)
Year ended 3-31-2006	11.13	0.42		(0.09)	0.33	(0.42)	—	(0.42)

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	For the period from November 4, 2009 (commencement of operations of the class) through March 31, 2010.

(6)	For the fiscal year ended March 31, 2010.

(7)	For the period from October 8, 2009 (recommencement of operations) through March 31, 2010.

(8)	For the period from April 1, 2008 through September 24, 2008 when all outstanding Class Y shares were redeemed at the ending net asset value shown.

(9)	For the fiscal year ended March 31, 2009.

172	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$12.20	4.24%	$117		1.02	%(4)	2.98	%(4)	—%		—%		4%
Year ended 3-31-2012	11.88	12.49	97		1.06		3.60		—		—		4
Year ended 3-31-2011	10.95	1.89	64		1.10		3.79		—		—		6
Year ended 3-31-2010	11.16	11.66	46		1.15		4.09		—		—		18
Year ended 3-31-2009	10.41	0.09	33		1.24		3.76		—		—		26
Year ended 3-31-2008	10.80	0.69	20		1.26		3.62		1.31		3.57		62
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	12.20	3.86	4		1.76	(4)	2.25	(4)	—		—		4
Year ended 3-31-2012	11.88	11.67	3		1.81		2.83		—		—		4
Year ended 3-31-2011	10.95	1.10	2		1.88		3.00		—		—		6
Year ended 3-31-2010	11.16	10.75	2		1.92		3.33		—		—		18
Year ended 3-31-2009	10.41	-0.71	2		2.02		2.98		—		—		26
Year ended 3-31-2008	10.80	-0.13	1		2.08		2.81		2.13		2.76		62
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	12.20	3.85	31		1.77	(4)	2.24	(4)	—		—		4
Year ended 3-31-2012	11.88	11.65	28		1.82		2.85		—		—		4
Year ended 3-31-2011	10.95	1.12	20		1.86		3.02		—		—		6
Year ended 3-31-2010	11.16	10.84	23		1.90		3.34		—		—		18
Year ended 3-31-2009	10.41	-0.69	22		2.00		3.00		—		—		26
Year ended 3-31-2008	10.80	-0.14	12		2.08		2.80		2.13		2.75		62
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	12.20	4.34	1		0.82	(4)	3.18	(4)	—		—		4
Year ended 3-31-2012	11.88	12.75	1		0.85		3.79		—		—		4
Year ended 3-31-2011	10.95	2.10	1		0.88		4.02		—		—		6
Year ended 3-31-2010(5)	11.16	2.27	—	*	0.91	(4)	4.32	(4)	—		—		18	(6)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	12.20	4.23	1		1.02	(4)	2.99	(4)	1.08	(4)	2.93	(4)	4
Year ended 3-31-2012	11.88	12.51	1		1.06		3.63		1.11		3.58		4
Year ended 3-31-2011	10.95	1.90	1		1.10		3.78		1.13		3.75		6
Period ended 3-31-2010(7)	11.16	0.68	—	*	1.15	(4)	4.10	(4)	1.17	(4)	4.08	(4)	18	(6)
Period ended 9-24-2008(8)	10.44	-2.08	—		1.51	(4)	3.42	(4)	—		—		26	(9)
Year ended 3-31-2008	10.80	0.58	—	*	1.38		3.50		1.43		3.45		62
Year ended 3-31-2007	11.12	4.36	—	*	1.23		3.55		1.47		3.31		26
Year ended 3-31-2006	11.04	2.98	—	*	0.92		3.74		1.35		3.31		20

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	173

FINANCIAL HIGHLIGHTS

Ivy Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY MUNICIPAL HIGH INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains		Total Distributions
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$5.23	$0.11	(3)	$0.18	$0.29	$(0.11)	$—		$(0.11)
Year ended 3-31-2012	4.75	0.25	(3)	0.48	0.73	(0.25)	—		(0.25)
Year ended 3-31-2011	4.84	0.22	(3)	(0.09)	0.13	(0.22)	—	*	(0.22)
Year ended 3-31-2010(5)	4.21	0.22	(3)	0.63	0.85	(0.21)	(0.01)		(0.22)
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	5.23	0.09	(3)	0.18	0.27	(0.09)	—		(0.09)
Year ended 3-31-2012	4.75	0.20	(3)	0.49	0.69	(0.21)	—		(0.21)
Year ended 3-31-2011	4.84	0.18	(3)	(0.09)	0.09	(0.18)	—	*	(0.18)
Year ended 3-31-2010(5)	4.21	0.17	(3)	0.64	0.81	(0.17)	(0.01)		(0.18)
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	5.23	0.09	(3)	0.18	0.27	(0.09)	—		(0.09)
Year ended 3-31-2012	4.75	0.21	(3)	0.48	0.69	(0.21)	—		(0.21)
Year ended 3-31-2011	4.84	0.19	(3)	(0.09)	0.10	(0.19)	—	*	(0.19)
Year ended 3-31-2010(5)	4.21	0.18	(3)	0.63	0.81	(0.17)	(0.01)		(0.18)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	5.23	0.12	(3)	0.18	0.30	(0.12)	—		(0.12)
Year ended 3-31-2012	4.75	0.25	(3)	0.48	0.73	(0.25)	—		(0.25)
Year ended 3-31-2011	4.84	0.24	(3)	(0.09)	0.15	(0.24)	—	*	(0.24)
Year ended 3-31-2010(6)	4.21	0.23	(3)	0.63	0.86	(0.22)	(0.01)		(0.23)
Period ended 5-17-2009(7)	4.48	0.16	(3)	(0.27)	(0.11)	(0.16)	—		(0.16)
Year ended 9-30-2008(7)	5.00	0.24		(0.51)	(0.27)	(0.25)	—		(0.25)
Year ended 9-30-2007(7)	5.10	0.25		(0.10)	0.15	(0.25)	—		(0.25)
Year ended 9-30-2006(7)	4.98	0.25		0.12	0.37	(0.25)	—		(0.25)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	5.23	0.11	(3)	0.18	0.29	(0.11)	—		(0.11)
Year ended 3-31-2012	4.75	0.24	(3)	0.49	0.73	(0.25)	—		(0.25)
Year ended 3-31-2011	4.84	0.22	(3)	(0.09)	0.13	(0.22)	—	*	(0.22)
Year ended 3-31-2010(5)	4.21	0.15	(3)	0.64	0.79	(0.15)	(0.01)		(0.16)

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	For the period from May 18, 2009 (commencement of operations of the class) through March 31, 2010.

(6)	The Ivy Municipal High Income Fund commenced operations on May 18, 2009 after the reorganization of the Class Y shares of Waddell & Reed Advisors Municipal High Income Fund into Class I shares of the Fund. The information shown is for a share outstanding during the fiscal period from May 18, 2009 through March 31, 2010 for Ivy Municipal High Income Fund.

(7)	The information shown is for a share outstanding during the fiscal year or period ended for Class Y of the Waddell & Reed Advisors Municipal High Income Fund prior to the reorganization.

(8)	The return shown for Class Y is hypothetical because there were no shares or assets for the period from July 28, 2009 through October 7, 2009. Class A data has been substituted for Class Y data during that period.

174	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$5.41	5.58%		$511		0.85	%(4)	4.14	%(4)	0.87	%(4)	4.12	%(4)	4%
Year ended 3-31-2012	5.23	15.62		384		0.87		4.88		0.90		4.85		4
Year ended 3-31-2011	4.75	2.71		146		0.94		4.63		0.98		4.59		13
Year ended 3-31-2010(5)	4.84	20.45		25		0.95	(4)	5.41	(4)	1.68	(4)	4.68	(4)	14
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	5.41	5.17		17		1.63	(4)	3.35	(4)	1.65	(4)	3.33	(4)	4
Year ended 3-31-2012	5.23	14.70		12		1.67		4.07		1.70		4.04		4
Year ended 3-31-2011	4.75	1.87		4		1.72		3.82		1.76		3.78		13
Year ended 3-31-2010(5)	4.84	19.59		2		1.72	(4)	4.52	(4)	2.38	(4)	3.86	(4)	14
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	5.41	5.20		286		1.58	(4)	3.40	(4)	1.60	(4)	3.38	(4)	4
Year ended 3-31-2012	5.23	14.77		198		1.62		4.12		1.65		4.09		4
Year ended 3-31-2011	4.75	1.91		65		1.67		3.89		1.71		3.85		13
Year ended 3-31-2010(5)	4.84	19.55		8		1.76	(4)	4.54	(4)	2.42	(4)	3.88	(4)	14
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	5.41	5.66		637		0.69	(4)	4.29	(4)	0.71	(4)	4.27	(4)	4
Year ended 3-31-2012	5.23	15.82		416		0.70		5.04		0.74		5.00		4
Year ended 3-31-2011	4.75	2.98		131		0.70		4.90		0.79		4.81		13
Year ended 3-31-2010(6)	4.84	20.68		8		0.70	(4)	5.77	(4)	1.53	(4)	4.94	(4)	14
Period ended 5-17-2009(7)	4.21	-4.72		—	*	0.87	(4)	6.35	(4)	0.91	(4)	6.31	(4)	28
Year ended 9-30-2008(7)	4.48	-5.67		—	*	0.70		5.03		0.74		4.99		26
Year ended 9-30-2007(7)	5.00	2.92		—	*	0.75		4.90		0.79		4.86		33
Year ended 9-30-2006(7)	5.10	7.61		—	*	0.75		4.96		—		—		29
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	5.41	5.58		32		0.85	(4)	4.14	(4)	0.96	(4)	4.03	(4)	4
Year ended 3-31-2012	5.23	15.65		26		0.87		4.83		0.99		4.71		4
Year ended 3-31-2011	4.75	2.73		6		0.94		4.76		1.05		4.65		13
Year ended 3-31-2010(5)	4.84	19.02	(8)	1		1.10	(4)	5.10	(4)	1.76	(4)	4.44	(4)	14

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	175

FINANCIAL HIGHLIGHTS

Ivy Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY PACIFIC OPPORTUNITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$13.98	$0.10	(3)	$(0.56)	$(0.46)	$—	$—	$—
Year ended 3-31-2012	16.94	0.01	(3)	(2.39)	(2.38)	(0.06)	(0.52)	(0.58)
Year ended 3-31-2011	14.84	(0.01	)(3)	2.11	2.10	—	—	—
Year ended 3-31-2010	8.86	(0.08	)(3)	6.06	5.98	—	—	—
Year ended 3-31-2009	17.61	0.05		(6.96)	(6.91)	—	(1.84)	(1.84)
Year ended 3-31-2008	16.91	(0.01)		2.80	2.79	(0.05)	(2.04)	(2.09)
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	11.92	0.02	(3)	(0.48)	(0.46)	—	—	—
Year ended 3-31-2012	14.64	(0.13	)(3)	(2.07)	(2.20)	—	(0.52)	(0.52)
Year ended 3-31-2011	12.97	(0.15	)(3)	1.82	1.67	—	—	—
Year ended 3-31-2010	7.83	(0.19	)(3)	5.33	5.14	—	—	—
Year ended 3-31-2009	16.01	(0.09)		(6.30)	(6.39)	—	(1.79)	(1.79)
Year ended 3-31-2008	15.49	(0.19)		2.56	2.37	—	(1.85)	(1.85)
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	12.36	0.04	(3)	(0.49)	(0.45)	—	—	—
Year ended 3-31-2012	15.10	(0.08	)(3)	(2.14)	(2.22)	—	(0.52)	(0.52)
Year ended 3-31-2011	13.33	(0.10	)(3)	1.87	1.77	—	—	—
Year ended 3-31-2010	8.01	(0.17	)(3)	5.49	5.32	—	—	—
Year ended 3-31-2009	16.27	(0.09)		(6.37)	(6.46)	—	(1.80)	(1.80)
Year ended 3-31-2008	15.73	(0.14)		2.58	2.44	—	(1.90)	(1.90)
Class E Shares(5)
Six-month period ended 9-30-2012 (unaudited)	14.12	0.13	(3)	(0.57)	(0.44)	—	—	—
Year ended 3-31-2012	17.15	0.06	(3)	(2.41)	(2.35)	(0.16)	(0.52)	(0.68)
Year ended 3-31-2011	14.98	0.05	(3)	2.12	2.17	—	—	—
Year ended 3-31-2010	8.90	(0.01	)(3)	6.09	6.08	—	—	—
Year ended 3-31-2009	17.62	0.07		(6.93)	(6.86)	—	(1.86)	(1.86)
Year ended 3-31-2008(6)	16.88	0.06		2.82	2.88	(0.10)	(2.04)	(2.14)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	14.30	0.14	(3)	(0.57)	(0.43)	—	—	—
Year ended 3-31-2012	17.39	0.08	(3)	(2.46)	(2.38)	(0.19)	(0.52)	(0.71)
Year ended 3-31-2011	15.16	0.05	(3)	2.18	2.23	—	—	—
Year ended 3-31-2010	9.00	(0.01	)(3)	6.17	6.16	—	—	—
Year ended 3-31-2009	17.77	0.10	(3)	(7.00)	(6.90)	—	(1.87)	(1.87)
Year ended 3-31-2008(6)	17.00	(0.03	)(3)	2.98	2.95	(0.14)	(2.04)	(2.18)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	14.22	0.12	(3)	(0.57)	(0.45)	—	—	—
Year ended 3-31-2012	17.25	0.05	(3)	(2.44)	(2.39)	(0.12)	(0.52)	(0.64)
Year ended 3-31-2011	15.08	0.03	(3)	2.14	2.17	—	—	—
Year ended 3-31-2010	8.98	(0.05	)(3)	6.15	6.10	—	—	—
Year ended 3-31-2009	17.75	0.08		(6.99)	(6.91)	—	(1.86)	(1.86)
Year ended 3-31-2008	17.03	0.01		2.83	2.84	(0.08)	(2.04)	(2.12)

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	Class is closed to investment.

(6)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(7)	For the fiscal year ended March 31, 2008

176	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$13.52	-3.29%	$489		1.79	%(4)	1.53	%(4)	97%
Year ended 3-31-2012	13.98	-13.71	504		1.75		0.04		97
Year ended 3-31-2011	16.94	14.15	600		1.72		-0.07		137
Year ended 3-31-2010	14.84	67.50	514		1.83		-0.61		81
Year ended 3-31-2009	8.86	-38.76	239		1.92		0.37		112
Year ended 3-31-2008	17.61	14.30	471		1.74		-0.08		96
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	11.46	-3.78	9		2.98	(4)	0.32	(4)	97
Year ended 3-31-2012	11.92	-14.69	10		2.88		-1.03		97
Year ended 3-31-2011	14.64	12.88	16		2.81		-1.07		137
Year ended 3-31-2010	12.97	65.65	17		2.91		-1.64		81
Year ended 3-31-2009	7.83	-39.46	10		3.07		-0.77		112
Year ended 3-31-2008	16.01	13.16	21		2.74		-1.05		96
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	11.91	-3.64	17		2.56	(4)	0.74	(4)	97
Year ended 3-31-2012	12.36	-14.37	20		2.51		-0.63		97
Year ended 3-31-2011	15.10	13.28	32		2.46		-0.73		137
Year ended 3-31-2010	13.33	66.42	35		2.56		-1.38		81
Year ended 3-31-2009	8.01	-39.22	16		2.69		-0.36		112
Year ended 3-31-2008	16.27	13.36	38		2.49		-0.82		96
Class E Shares(5)
Six-month period ended 9-30-2012 (unaudited)	13.68	-3.12	—	*	1.37	(4)	1.94	(4)	97
Year ended 3-31-2012	14.12	-13.32	—	*	1.37		0.41		97
Year ended 3-31-2011	17.15	14.49	—	*	1.36		0.30		137
Year ended 3-31-2010	14.98	68.32	—	*	1.42		-0.11		81
Year ended 3-31-2009	8.90	-38.43	—	*	1.44		0.79		112
Year ended 3-31-2008(6)	17.62	14.79	—	*	1.43	(4)	0.26	(4)	96	(7)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	13.87	-3.01	151		1.25	(4)	2.03	(4)	97
Year ended 3-31-2012	14.30	-13.28	138		1.25		0.52		97
Year ended 3-31-2011	17.39	14.71	159		1.24		0.28		137
Year ended 3-31-2010	15.16	68.44	104		1.29		-0.11		81
Year ended 3-31-2009	9.00	-38.34	45		1.31		0.81		112
Year ended 3-31-2008(6)	17.77	15.10	38		1.31	(4)	0.06	(4)	96	(7)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	13.77	-3.17	6		1.50	(4)	1.84	(4)	97
Year ended 3-31-2012	14.22	-13.48	6		1.50		0.30		97
Year ended 3-31-2011	17.25	14.39	9		1.50		0.22		137
Year ended 3-31-2010	15.08	67.93	9		1.55		-0.38		81
Year ended 3-31-2009	8.98	-38.47	4		1.57		0.69		112
Year ended 3-31-2008	17.75	14.48	7		1.55		0.06		96

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	177

FINANCIAL HIGHLIGHTS

Ivy Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY SMALL CAP GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$14.51	$(0.09	)(3)	$0.45	$0.36	$—	$—	$—
Year ended 3-31-2012	15.39	(0.17	)(3)	(0.21)	(0.38)	—	(0.50)	(0.50)
Year ended 3-31-2011	11.40	(0.13	)(3)	4.12	3.99	—	—	—
Year ended 3-31-2010	7.08	(0.12	)(3)	4.44	4.32	—	—	—
Year ended 3-31-2009	10.31	(0.12)		(3.04)	(3.16)	—	(0.07)	(0.07)
Year ended 3-31-2008	12.98	(0.13	)(3)	(0.71)	(0.84)	—	(1.83)	(1.83)
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	12.57	(0.14	)(3)	0.39	0.25	—	—	—
Year ended 3-31-2012	13.56	(0.28	)(3)	(0.21)	(0.49)	—	(0.50)	(0.50)
Year ended 3-31-2011	10.15	(0.23	)(3)	3.64	3.41	—	—	—
Year ended 3-31-2010	6.37	(0.20	)(3)	3.98	3.78	—	—	—
Year ended 3-31-2009	9.39	(0.37)		(2.58)	(2.95)	—	(0.07)	(0.07)
Year ended 3-31-2008	11.97	(0.23)		(0.64)	(0.87)	—	(1.71)	(1.71)
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	13.12	(0.12	)(3)	0.40	0.28	—	—	—
Year ended 3-31-2012	14.07	(0.24	)(3)	(0.21)	(0.45)	—	(0.50)	(0.50)
Year ended 3-31-2011	10.49	(0.20	)(3)	3.78	3.58	—	—	—
Year ended 3-31-2010	6.56	(0.16	)(3)	4.09	3.93	—	—	—
Year ended 3-31-2009	9.62	(0.28)		(2.71)	(2.99)	—	(0.07)	(0.07)
Year ended 3-31-2008	12.22	(0.23)		(0.62)	(0.85)	—	(1.75)	(1.75)
Class E Shares
Six-month period ended 9-30-2012 (unaudited)	14.47	(0.09	)(3)	0.44	0.35	—	—	—
Year ended 3-31-2012	15.36	(0.18	)(3)	(0.21)	(0.39)	—	(0.50)	(0.50)
Year ended 3-31-2011	11.38	(0.14	)(3)	4.12	3.98	—	—	—
Year ended 3-31-2010	7.06	(0.11	)(3)	4.43	4.32	—	—	—
Year ended 3-31-2009	10.29	(0.13	)(3)	(3.03)	(3.16)	—	(0.07)	(0.07)
Year ended 3-31-2008(5)	13.03	(0.18	)(3)	(0.77)	(0.95)	—	(1.79)	(1.79)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	16.98	(0.07	)(3)	0.52	0.45	—	—	—
Year ended 3-31-2012	17.83	(0.13	)(3)	(0.22)	(0.35)	—	(0.50)	(0.50)
Year ended 3-31-2011	13.14	(0.09	)(3)	4.78	4.69	—	—	—
Year ended 3-31-2010	8.12	(0.07	)(3)	5.09	5.02	—	—	—
Year ended 3-31-2009	11.73	(0.07	)(3)	(3.47)	(3.54)	—	(0.07)	(0.07)
Year ended 3-31-2008(5)	14.35	0.09		(0.82)	(0.73)	—	(1.89)	(1.89)
Class R Shares
Six-month period ended 9-30-2012 (unaudited)	14.48	(0.10	)(3)	0.44	0.34	—	—	—
Year ended 3-31-2012	15.38	(0.19	)(3)	(0.21)	(0.40)	—	(0.50)	(0.50)
Year ended 3-31-2011	11.40	(0.15	)(3)	4.13	3.98	—	—	—
Year ended 3-31-2010	7.08	(0.12	)(3)	4.44	4.32	—	—	—
Year ended 3-31-2009	10.30	(0.15)		(3.00)	(3.15)	—	(0.07)	(0.07)
Year ended 3-31-2008	12.96	(0.19)		(0.65)	(0.84)	—	(1.82)	(1.82)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	16.50	(0.09	)(3)	0.51	0.42	—	—	—
Year ended 3-31-2012	17.38	(0.16	)(3)	(0.22)	(0.38)	—	(0.50)	(0.50)
Year ended 3-31-2011	12.85	(0.12	)(3)	4.65	4.53	—	—	—
Year ended 3-31-2010	7.96	(0.10	)(3)	4.99	4.89	—	—	—
Year ended 3-31-2009	11.53	(0.10	)(3)	(3.40)	(3.50)	—	(0.07)	(0.07)
Year ended 3-31-2008	14.31	(0.11)		(0.81)	(0.92)	—	(1.86)	(1.86)

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(6)	For the fiscal year ended March 31, 2008.

178	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Loss to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$14.87	2.48%	$243		1.51	%(4)	-1.28	%(4)	—%		—%		16%
Year ended 3-31-2012	14.51	-1.98	241		1.50		-1.21		—		—		65
Year ended 3-31-2011	15.39	35.00	240		1.51		-1.05		—		—		53
Year ended 3-31-2010	11.40	61.02	132		1.66		-1.24		—		—		72
Year ended 3-31-2009	7.08	-30.58	66		1.71		-1.38		—		—		85
Year ended 3-31-2008	10.31	-8.32	97		1.56		-1.00		—		—		79
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	12.82	1.99	10		2.49	(4)	-2.26	(4)	—		—		16
Year ended 3-31-2012	12.57	-3.07	10		2.57		-2.27		—		—		65
Year ended 3-31-2011	13.56	33.60	11		2.54		-2.08		—		—		53
Year ended 3-31-2010	10.15	59.34	8		2.77		-2.34		—		—		72
Year ended 3-31-2009	6.37	-31.35	6		2.75		-2.43		—		—		85
Year ended 3-31-2008	9.39	-9.19	12		2.45		-1.87		—		—		79
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	13.40	2.14	176		2.13	(4)	-1.91	(4)	—		—		16
Year ended 3-31-2012	13.12	-2.67	181		2.17		-1.87		—		—		65
Year ended 3-31-2011	14.07	34.13	207		2.18		-1.71		—		—		53
Year ended 3-31-2010	10.49	59.91	154		2.29		-1.86		—		—		72
Year ended 3-31-2009	6.56	-31.01	103		2.34		-2.01		—		—		85
Year ended 3-31-2008	9.62	-8.91	187		2.20		-1.62		—		—		79
Class E Shares
Six-month period ended 9-30-2012 (unaudited)	14.82	2.42	3		1.55	(4)	-1.33	(4)	2.08	(4)	-1.86	(4)	16
Year ended 3-31-2012	14.47	-2.05	3		1.56		-1.27		2.08		-1.79		65
Year ended 3-31-2011	15.36	34.97	3		1.56		-1.08		2.17		-1.69		53
Year ended 3-31-2010	11.38	61.19	1		1.56		-1.14		2.69		-2.27		72
Year ended 3-31-2009	7.06	-30.64	1		1.90		-1.57		2.82		-2.49		85
Year ended 3-31-2008(5)	10.29	-9.15	1		2.26	(4)	-1.79	(4)	—		—		79	(6)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	17.43	2.65	128		1.07	(4)	-0.85	(4)	—		—		16
Year ended 3-31-2012	16.98	-1.54	119		1.07		-0.79		—		—		65
Year ended 3-31-2011	17.83	35.69	84		1.07		-0.61		—		—		53
Year ended 3-31-2010	13.14	61.82	8		1.10		-0.68		—		—		72
Year ended 3-31-2009	8.12	-30.12	4		1.09		-0.76		—		—		85
Year ended 3-31-2008(5)	11.73	-6.82	2		1.10	(4)	-0.52	(4)	—		—		79	(6)
Class R Shares
Six-month period ended 9-30-2012 (unaudited)	14.82	2.35	18		1.67	(4)	-1.45	(4)	—		—		16
Year ended 3-31-2012	14.48	-2.11	17		1.66		-1.37		—		—		65
Year ended 3-31-2011	15.38	34.91	15		1.62		-1.16		—		—		53
Year ended 3-31-2010	11.40	61.02	4		1.64		-1.24		—		—		72
Year ended 3-31-2009	7.08	-30.52	—	*	1.63		-1.30		—		—		85
Year ended 3-31-2008	10.30	-8.35	—	*	1.64		-1.10		—		—		79
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	16.92	2.55	206		1.31	(4)	-1.09	(4)	—		—		16
Year ended 3-31-2012	16.50	-1.75	207		1.32		-1.03		—		—		65
Year ended 3-31-2011	17.38	35.25	222		1.33		-0.86		—		—		53
Year ended 3-31-2010	12.85	61.43	124		1.35		-0.92		—		—		72
Year ended 3-31-2009	7.96	-30.30	70		1.34		-1.01		—		—		85
Year ended 3-31-2008	11.53	-8.13	124		1.33		-0.76		—		—		79

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	179

FINANCIAL HIGHLIGHTS

Ivy Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY SMALL CAP VALUE FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$14.96	$(0.03	)(3)	$0.42	$0.39	$—	$—	$—
Year ended 3-31-2012	18.12	0.00	(3)	(1.69)	(1.69)	(0.01)	(1.46)	(1.47)
Year ended 3-31-2011	14.99	0.03	(3)	3.10	3.13	—	—	—
Year ended 3-31-2010	9.87	(0.07	)(3)	5.19	5.12	—	—	—
Year ended 3-31-2009	12.96	(0.06)		(3.03)	(3.09)	—	—	—
Year ended 3-31-2008	16.22	(0.10)		(2.28)	(2.38)	—	(0.88)	(0.88)
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	13.48	(0.10	)(3)	0.37	0.27	—	—	—
Year ended 3-31-2012	16.66	(0.15	)(3)	(1.57)	(1.72)	—	(1.46)	(1.46)
Year ended 3-31-2011	13.95	(0.15	)(3)	2.86	2.71	—	—	—
Year ended 3-31-2010	9.29	(0.21	)(3)	4.87	4.66	—	—	—
Year ended 3-31-2009	12.34	(0.23)		(2.82)	(3.05)	—	—	—
Year ended 3-31-2008	15.48	(0.35)		(2.08)	(2.43)	—	(0.71)	(0.71)
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	13.92	(0.08	)(3)	0.39	0.31	—	—	—
Year ended 3-31-2012	17.09	(0.10	)(3)	(1.61)	(1.71)	—	(1.46)	(1.46)
Year ended 3-31-2011	14.25	(0.08	)(3)	2.92	2.84	—	—	—
Year ended 3-31-2010	9.45	(0.16	)(3)	4.96	4.80	—	—	—
Year ended 3-31-2009	12.51	(0.11)		(2.95)	(3.06)	—	—	—
Year ended 3-31-2008	15.69	(0.28)		(2.14)	(2.42)	—	(0.76)	(0.76)
Class E Shares(5)
Six-month period ended 9-30-2012 (unaudited)	15.25	0.00	(3)	0.43	0.43	—	—	—
Year ended 3-31-2012	18.43	0.07	(3)	(1.71)	(1.64)	(0.08)	(1.46)	(1.54)
Year ended 3-31-2011	15.19	0.10	(3)	3.14	3.24	—	—	—
Year ended 3-31-2010	9.94	(0.01	)(3)	5.26	5.25	—	—	—
Year ended 3-31-2009	12.98	0.01		(3.05)	(3.04)	—	—	—
Year ended 3-31-2008(6)	16.23	(0.02)		(2.30)	(2.32)	—	(0.93)	(0.93)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	15.61	0.01	(3)	0.44	0.45	—	—	—
Year ended 3-31-2012	18.83	0.07	(3)	(1.73)	(1.66)	(0.10)	(1.46)	(1.56)
Year ended 3-31-2011	15.49	0.13	(3)	3.21	3.34	—	—	—
Year ended 3-31-2010	10.13	0.00	(3)	5.36	5.36	—	—	—
Year ended 3-31-2009	13.20	0.02	(3)	(3.09)	(3.07)	—	—	—
Year ended 3-31-2008(6)	16.43	(0.01)		(2.26)	(2.27)	—	(0.96)	(0.96)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	15.38	(0.01	)(3)	0.43	0.42	—	—	—
Year ended 3-31-2012	18.58	0.04	(3)	(1.72)	(1.68)	(0.06)	(1.46)	(1.52)
Year ended 3-31-2011	15.33	0.08	(3)	3.17	3.25	—	—	—
Year ended 3-31-2010	10.05	(0.02	)(3)	5.30	5.28	—	—	—
Year ended 3-31-2009	13.13	(0.01	)(3)	(3.07)	(3.08)	—	—	—
Year ended 3-31-2008	16.42	(0.04	)(3)	(2.32)	(2.36)	—	(0.93)	(0.93)

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	Class is closed to investment.

(6)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(7)	For the fiscal year ended March 31, 2008.

180	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$15.35	2.54%	$203		1.69	%(4)	-0.43	%(4)	31%
Year ended 3-31-2012	14.96	-8.06	209		1.67		0.00		50
Year ended 3-31-2011	18.12	20.88	254		1.65		0.19		73
Year ended 3-31-2010	14.99	51.87	202		1.77		-0.55		100
Year ended 3-31-2009	9.87	-23.84	106		1.93		-0.54		101
Year ended 3-31-2008	12.96	-15.19	104		1.76		-0.63		118
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	13.75	2.00	4		2.79	(4)	-1.54	(4)	31
Year ended 3-31-2012	13.48	-9.09	4		2.78		-1.09		50
Year ended 3-31-2011	16.66	19.43	6		2.85		-1.07		73
Year ended 3-31-2010	13.95	50.16	7		2.99		-1.77		100
Year ended 3-31-2009	9.29	-24.72	4		3.04		-1.67		101
Year ended 3-31-2008	12.34	-16.14	5		2.83		-1.69		118
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	14.23	2.23	14		2.38	(4)	-1.13	(4)	31
Year ended 3-31-2012	13.92	-8.80	16		2.40		-0.72		50
Year ended 3-31-2011	17.09	19.93	19		2.42		-0.57		73
Year ended 3-31-2010	14.25	50.79	14		2.55		-1.33		100
Year ended 3-31-2009	9.45	-24.46	6		2.72		-1.34		101
Year ended 3-31-2008	12.51	-15.91	8		2.54		-1.40		118
Class E Shares(5)
Six-month period ended 9-30-2012 (unaudited)	15.68	2.82	—	*	1.23	(4)	0.02	(4)	31
Year ended 3-31-2012	15.25	-7.68	—	*	1.23		0.44		50
Year ended 3-31-2011	18.43	21.33	—	*	1.24		0.61		73
Year ended 3-31-2010	15.19	52.82	—	*	1.27		-0.05		100
Year ended 3-31-2009	9.94	-23.42	—	*	1.30		0.07		101
Year ended 3-31-2008(6)	12.98	-14.82	—	*	1.26	(4)	-0.14	(4)	118	(7)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	16.06	2.88	16		1.12	(4)	0.13	(4)	31
Year ended 3-31-2012	15.61	-7.59	16		1.11		0.48		50
Year ended 3-31-2011	18.83	21.56	4		1.12		0.78		73
Year ended 3-31-2010	15.49	52.91	2		1.18		0.04		100
Year ended 3-31-2009	10.13	-23.26	1		1.18		0.20		101
Year ended 3-31-2008(6)	13.20	-14.39	—	*	1.19	(4)	-0.07	(4)	118	(7)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	15.80	2.73	21		1.39	(4)	-0.14	(4)	31
Year ended 3-31-2012	15.38	-7.87	22		1.39		0.28		50
Year ended 3-31-2011	18.58	21.20	26		1.39		0.47		73
Year ended 3-31-2010	15.33	52.54	19		1.40		-0.17		100
Year ended 3-31-2009	10.05	-23.46	8		1.42		-0.06		101
Year ended 3-31-2008	13.13	-14.89	14		1.39		-0.25		118

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	181

FINANCIAL HIGHLIGHTS

Ivy Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY TAX-MANAGED EQUITY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$13.15	$0.00	(3)	$(0.07)	$(0.07)	$—	$—	$—
Year ended 3-31-2012	12.15	(0.03	)(3)	1.03	1.00	—	—	—
Year ended 3-31-2011	10.78	(0.10	)(3)	1.47	1.37	—	—	—
Year ended 3-31-2010(5)	8.62	(0.11	)(3)	2.27	2.16	—	—	—
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	12.92	(0.03	)(3)	(0.07)	(0.10)	—	—	—
Year ended 3-31-2012	12.01	(0.10	)(3)	1.01	0.91	—	—	—
Year ended 3-31-2011	10.72	(0.17	)(3)	1.46	1.29	—	—	—
Year ended 3-31-2010(5)	8.62	(0.15	)(3)	2.25	2.10	—	—	—
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	12.91	(0.04	)(3)	(0.06)	(0.10)	—	—	—
Year ended 3-31-2012	12.01	(0.11	)(3)	1.01	0.90	—	—	—
Year ended 3-31-2011	10.72	(0.17	)(3)	1.46	1.29	—	—	—
Year ended 3-31-2010(5)	8.62	(0.15	)(3)	2.25	2.10	—	—	—
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	13.27	0.02	(3)	(0.14)	(0.12)	—	—	—
Year ended 3-31-2012	12.22	0.00	(3)	1.05	1.05	—	—	—
Year ended 3-31-2011	10.81	(0.08	)(3)	1.49	1.41	—	—	—
Year ended 3-31-2010(6)	8.62	(0.07	)(3)	2.26	2.19	—	—	—
Period ended 5-17-2009(7)	11.51	(0.07	)(3)	(2.82)	(2.89)	—	—	—
Year ended 6-30-2008(7)	11.00	(0.12)		0.63	0.51	—	—	—
Year ended 6-30-2007(7)	9.32	(0.02)		1.70	1.68	—	—	—
Year ended 6-30-2006(7)	8.76	(0.05	)(3)	0.61	0.56	—	—	—
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	13.16	0.01	(3)	(0.07)	(0.06)	—	—	—
Year ended 3-31-2012	12.15	(0.02	)(3)	1.03	1.01	—	—	—
Year ended 3-31-2011	10.78	(0.10	)(3)	1.47	1.37	—	—	—
Year ended 3-31-2010(5)	8.62	(0.07	)(3)	2.23	2.16	—	—	—

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	For the period from May 18, 2009 (commencement of operations of the class) through March 31, 2010.

(6)	The Ivy Tax-Managed Equity Fund commenced operations on May 18, 2009 after the reorganization of the Class Y shares of Waddell & Reed Advisors Tax-Managed Equity Fund into Class I shares of the Fund. The information shown is for a share outstanding during the fiscal period from May 18, 2009 through March 31, 2010 for Ivy Tax-Managed Equity Fund.

(7)	The information shown is for a share outstanding during the fiscal year or period ended for Class Y of the Waddell & Reed Advisors Tax-Managed Equity Fund prior to the reorganization.

(8)	The return shown for Class Y is hypothetical because there were no shares or assets for the period from July 28, 2009 through October 7, 2009. Class A data has been substituted for Class Y data during that period.

182	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$13.08	-0.53%		$17		1.06	%(4)	0.00	%(4)	1.71	%(4)	-0.65	%(4)	11%
Year ended 3-31-2012	13.15	8.23		15		1.32		-0.27		1.97		-0.92		26
Year ended 3-31-2011	12.15	12.71		9		2.10		-0.93		2.75		-1.58		41
Year ended 3-31-2010(5)	10.78	25.06		3		2.57	(4)	-1.26	(4)	4.33	(4)	-3.02	(4)	19
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	12.82	-0.77		1		1.60	(4)	-0.55	(4)	2.25	(4)	-1.20	(4)	11
Year ended 3-31-2012	12.92	7.58		1		1.90		-0.85		2.55		-1.50		26
Year ended 3-31-2011	12.01	12.03		1		2.74		-1.56		3.39		-2.21		41
Year ended 3-31-2010(5)	10.72	24.36		—	*	3.12	(4)	-1.81	(4)	4.88	(4)	-3.57	(4)	19
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	12.81	-0.78		1		1.68	(4)	-0.62	(4)	2.33	(4)	-1.27	(4)	11
Year ended 3-31-2012	12.91	7.49		1		1.97		-0.92		2.62		-1.57		26
Year ended 3-31-2011	12.01	12.03		1		2.75		-1.57		3.40		-2.22		41
Year ended 3-31-2010(5)	10.72	24.36		1		3.13	(4)	-1.82	(4)	4.89	(4)	-3.58	(4)	19
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	13.15	-0.90		1		0.73	(4)	0.35	(4)	1.38	(4)	-0.30	(4)	11
Year ended 3-31-2012	13.27	8.59		1		1.02		0.03		1.67		-0.62		26
Year ended 3-31-2011	12.22	13.04		1		1.87		-0.70		2.52		-1.35		41
Year ended 3-31-2010(6)	10.81	25.41		1		2.11	(4)	-0.82	(4)	4.03	(4)	-2.74	(4)	19
Period ended 5-17-2009(7)	8.62	-25.11		—	*	2.42	(4)	-1.05	(4)	—		—		40
Year ended 6-30-2008(7)	11.51	4.64		—	*	2.11		-0.97		—		—		27
Year ended 6-30-2007(7)	11.00	18.03		—	*	1.24		-0.23		—		—		55
Year ended 6-30-2006(7)	9.32	6.39		—	*	1.30		-0.60		—		—		100
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	13.10	-0.46		1		0.98	(4)	0.08	(4)	1.63	(4)	-0.57	(4)	11
Year ended 3-31-2012	13.16	8.31		1		1.25		-0.17		1.90		-0.82		26
Year ended 3-31-2011	12.15	12.71		1		2.09		-0.91		2.74		-1.56		41
Year ended 3-31-2010(5)	10.78	25.06	(8)	—	*	2.52	(4)	-1.11	(4)	4.28	(4)	-2.87	(4)	19

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	183

FINANCIAL HIGHLIGHTS

Ivy Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY VALUE FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Distributions From Return of Capital	Total Distributions
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$17.57	$0.04	(3)	$0.10	$0.14	$(0.08)	$—	$—	$(0.08)
Year ended 3-31-2012	17.93	0.13	(3)	(0.19)	(0.06)	(0.12)	(0.18)	—	(0.30)
Year ended 3-31-2011	15.56	(0.02	)(3)	2.39	2.37	—	—	—	—
Year ended 3-31-2010	9.94	0.02	(3)	5.65	5.67	(0.03)	—	(0.02)	(0.05)
Year ended 3-31-2009	15.95	0.13		(6.03)	(5.90)	(0.11)	—	—	(0.11)
Year ended 3-31-2008	19.04	0.12		(1.85)	(1.73)	(0.12)	(1.24)	—	(1.36)
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	16.72	(0.05	)(3)	0.10	0.05	—	—	—	—
Year ended 3-31-2012	17.15	(0.07	)(3)	(0.18)	(0.25)	—	(0.18)	—	(0.18)
Year ended 3-31-2011	15.12	(0.25	)(3)	2.28	2.03	—	—	—	—
Year ended 3-31-2010	9.78	(0.17	)(3)	5.51	5.34	—	—	—	—
Year ended 3-31-2009	15.76	(0.10)		(5.88)	(5.98)	—	—	—	—
Year ended 3-31-2008	18.83	(0.09)		(1.80)	(1.89)	—	(1.18)	—	(1.18)
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	17.16	(0.02	)(3)	0.11	0.09	(0.05)	—	—	(0.05)
Year ended 3-31-2012	17.53	0.00	(3)	(0.17)	(0.17)	(0.02)	(0.18)	—	(0.20)
Year ended 3-31-2011	15.34	(0.14	)(3)	2.33	2.19	—	—	—	—
Year ended 3-31-2010	9.86	(0.08	)(3)	5.56	5.48	—	—	—	—
Year ended 3-31-2009	15.83	0.00	(3)	(5.97)	(5.97)	—	—	—	—
Year ended 3-31-2008	18.90	(0.06)		(1.81)	(1.87)	—	(1.20)	—	(1.20)
Class E Shares(5)
Six-month period ended 9-30-2012 (unaudited)	17.61	0.07	(3)	0.11	0.18	(0.11)	—	—	(0.11)
Year ended 3-31-2012	18.03	0.18	(3)	(0.19)	(0.01)	(0.23)	(0.18)	—	(0.41)
Year ended 3-31-2011	15.60	0.04	(3)	2.39	2.43	—	—	—	—
Year ended 3-31-2010	9.95	0.06	(3)	5.70	5.76	(0.06)	—	(0.05)	(0.11)
Year ended 3-31-2009	15.97	0.20		(6.04)	(5.84)	(0.18)	—	—	(0.18)
Year ended 3-31-2008(6)	19.09	0.18		(1.90)	(1.72)	(0.16)	(1.24)	—	(1.40)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	17.61	0.08	(3)	0.10	0.18	(0.12)	—	—	(0.12)
Year ended 3-31-2012	18.05	0.21	(3)	(0.20)	0.01	(0.27)	(0.18)	—	(0.45)
Year ended 3-31-2011	15.60	0.08	(3)	2.37	2.45	—	—	—	—
Year ended 3-31-2010	9.95	0.06	(3)	5.71	5.77	(0.06)	—	(0.06)	(0.12)
Year ended 3-31-2009	15.97	0.22		(6.04)	(5.82)	(0.20)	—	—	(0.20)
Year ended 3-31-2008(6)	19.10	0.20		(1.90)	(1.70)	(0.19)	(1.24)	—	(1.43)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	17.59	0.06	(3)	0.11	0.17	(0.10)	—	—	(0.10)
Year ended 3-31-2012	17.99	0.14	(3)	(0.17)	(0.03)	(0.19)	(0.18)	—	(0.37)
Year ended 3-31-2011	15.58	0.02	(3)	2.39	2.41	—	—	—	—
Year ended 3-31-2010	9.95	0.04	(3)	5.67	5.71	(0.04)	—	(0.04)	(0.08)
Year ended 3-31-2009	15.96	0.26		(6.11)	(5.85)	(0.16)	—	—	(0.16)
Year ended 3-31-2008	19.04	0.16	(3)	(1.85)	(1.69)	(0.15)	(1.24)	—	(1.39)

*	Not shown due to rounding.

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	Class is closed to investment.

(6)	For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

(7)	For the fiscal year ended March 31, 2008.

184	SEMIANNUAL REPORT	2012

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)	Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(2)	Portfolio Turnover Rate
Class A Shares
Six-month period ended 9-30-2012 (unaudited)	$17.63	0.84%	$109		1.47	%(4)	0.49	%(4)	—%	—%	38%
Year ended 3-31-2012	17.57	-0.13	106		1.53		0.77		—	—	54
Year ended 3-31-2011	17.93	15.23	87		1.59		-0.12		1.66	-0.19	40
Year ended 3-31-2010	15.56	57.09	56		1.85		0.26		—	—	77
Year ended 3-31-2009	9.94	-37.09	34		1.79		0.98		—	—	57
Year ended 3-31-2008	15.95	-9.83	57		1.52		0.63		—	—	66
Class B Shares
Six-month period ended 9-30-2012 (unaudited)	16.77	0.30	3		2.57	(4)	-0.60	(4)	—	—	38
Year ended 3-31-2012	16.72	-1.34	3		2.78		-0.47		—	—	54
Year ended 3-31-2011	17.15	13.43	3		3.12		-1.66		—	—	40
Year ended 3-31-2010	15.12	54.60	3		3.40		-1.28		—	—	77
Year ended 3-31-2009	9.78	-37.94	2		3.08		-0.35		—	—	57
Year ended 3-31-2008	15.76	-10.72	4		2.51		-0.35		—	—	66
Class C Shares
Six-month period ended 9-30-2012 (unaudited)	17.20	0.52	8		2.19	(4)	-0.22	(4)	—	—	38
Year ended 3-31-2012	17.16	-0.85	8		2.25		0.02		—	—	54
Year ended 3-31-2011	17.53	14.28	8		2.40		-0.92		—	—	40
Year ended 3-31-2010	15.34	55.58	5		2.70		-0.63		—	—	77
Year ended 3-31-2009	9.86	-37.71	2		2.79		0.01		—	—	57
Year ended 3-31-2008	15.83	-10.56	4		2.41		-0.25		—	—	66
Class E Shares(5)
Six-month period ended 9-30-2012 (unaudited)	17.68	1.06	—	*	1.15	(4)	0.81	(4)	—	—	38
Year ended 3-31-2012	17.61	0.26	—	*	1.18		1.08		—	—	54
Year ended 3-31-2011	18.03	15.58	—	*	1.24		0.22		—	—	40
Year ended 3-31-2010	15.60	58.05	—	*	1.29		0.82		—	—	77
Year ended 3-31-2009	9.95	-36.75	—	*	1.25		1.52		—	—	57
Year ended 3-31-2008(6)	15.97	-9.76	—	*	1.18	(4)	0.98	(4)	—	—	66	(7)
Class I Shares
Six-month period ended 9-30-2012 (unaudited)	17.67	1.06	2		1.03	(4)	0.96	(4)	—	—	38
Year ended 3-31-2012	17.61	0.38	3		1.06		1.25		—	—	54
Year ended 3-31-2011	18.05	15.71	2		1.12		0.47		—	—	40
Year ended 3-31-2010	15.60	58.20	—	*	1.15		0.87		—	—	77
Year ended 3-31-2009	9.95	-36.67	—	*	1.11		1.66		—	—	57
Year ended 3-31-2008(6)	15.97	-9.63	—	*	1.07	(4)	1.09	(4)	—	—	66	(7)
Class Y Shares
Six-month period ended 9-30-2012 (unaudited)	17.66	1.00	2		1.28	(4)	0.68	(4)	—	—	38
Year ended 3-31-2012	17.59	0.09	2		1.31		0.86		—	—	54
Year ended 3-31-2011	17.99	15.47	2		1.37		0.11		—	—	40
Year ended 3-31-2010	15.58	57.52	1		1.54		0.57		—	—	77
Year ended 3-31-2009	9.95	-36.80	—	*	1.40		1.41		—	—	57
Year ended 3-31-2008	15.96	-9.60	—	*	1.31		0.85		—	—	66

See Accompanying Notes to Financial Statements.

2012	SEMIANNUAL REPORT	185

NOTES TO FINANCIAL STATEMENTS

Ivy Funds	SEPTEMBER 30, 2012 (UNAUDITED)

1.	ORGANIZATION

Ivy Funds, a Delaware statutory trust (the Trust), is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Money Market Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Pacific Opportunities Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund (each, a Fund) are 25 series of the Trust and are the only series of the Trust included in these financial statements. The investment objective(s), policies and risk factors of each Fund are described more fully in the Funds’ Prospectus and Statement of Additional Information. Each Fund’s investment manager is Ivy Investment Management Company (IICO or the Manager).

Each Fund offers Class A, Class B and Class C shares. Certain Funds may also offer Class E, Class I, Class R and/or Class Y shares. Class A and Class E shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a contingent deferred sales charge (CDSC). Class I, Class R and Class Y shares are sold without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A, B, C, E, R and Y have a distribution and service plan. Class I shares are not included in the plan. Class B shares will automatically convert to Class A shares 96 months after the date of purchase.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation. Each Fund’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service authorized by the Board of Trustees of the Trust (the Board). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are valued as of the close of New York Stock Exchange (the NYSE), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. Management of the Trust periodically reviews all tax positions to assess that it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of and for the period ended September 30, 2012, management believes that no liability for unrecognized tax positions is required. The Funds are subject to examination by U.S. federal and state authorities for returns filed for tax years after 2007.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (SEC) require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods and swaps), the Fund will segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party

186	SEMIANNUAL REPORT	2012

broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the Statements of Assets and Liabilities as “Restricted cash.” Securities collateral pledged for the same purpose, if any, is noted in the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statement of Assets and Liabilities, less any collateral held by the Funds.

Certain Funds may hold high-yield and/or non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statement of Assets and Liabilities.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Refer to prospectus for all risks associated with owning shares in the Funds.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

Securities on a When-Issued or Delayed Delivery Basis. Certain Funds may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Fund on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When a Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield IICO, or the Fund’s investment subadviser, as applicable, consider advantageous.

The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Senior Loans. Certain Funds may invest in senior secured corporate loans (senior loans) either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. Senior loans are generally made to U.S. and foreign borrowers that are corporations, partnerships, or other business entities. Senior loans are generally readily marketable, but some loans may be illiquid or may be subject to some restrictions on resale.

2012	SEMIANNUAL REPORT	187

Certain senior loans contain provisions that obligate a Fund to fund future commitments at the borrower’s discretion. See Note 10 in the Notes to the Financial Statements for more information regarding commitments.

Custodian Fees. “Custodian fees” in the Statement of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Trustees and Chief Compliance Officer Fees. Fees paid to the Trustees can be paid in cash or deferred to a later date, at the election of the Trustee according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the office of the Chief Compliance Officer of the Funds are shown on the Statement of Operations.

Indemnifications. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

New Accounting Pronouncements. In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures requiring improved information about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

Estimates. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Fund calculates the net asset value of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter (OTC) equity securities and listed securities for which no price is readily available are valued at the average of the last bid and asked prices.

Security prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service authorized by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Precious metals are valued at the last traded spot price prior to the close of the NYSE.

Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. OTC options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service for a comparable listed option unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. If no comparable listed option exists from which to obtain a price from an independent pricing service and a quotation cannot be obtained from a broker-dealer, the OTC option will be valued using a model reasonably designed to provide a current market price. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Futures contracts traded on an exchange are generally valued at the settlement price. Mutual funds, including investment funds, typically are valued at the net asset value reported as of the valuation date.

Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE.

Senior loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service.

Short-term securities with maturities of 60 days or less are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. IICO, pursuant to procedures adopted by the Board, evaluates the impact of these events

188	SEMIANNUAL REPORT	2012

and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which market values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

A description of the valuation techniques applied to the Funds’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Asset-Backed Securities and Mortgage-Backed Securities. The fair value of asset-backed securities and mortgage- backed securities are estimated using recently executed transactions and based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Bank Loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable in which case they would then be in Level 3.

Bullion. The fair value of bullion is at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded and are categorized in Level 1 of the fair value hierarchy.

Corporate Bonds. The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Derivative Instruments. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

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Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Municipal Bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted Securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. Transfers in and out of Level 3 represent the value at the later of the beginning of the period or the purchase date of the security.

There were no transfers between Levels 1, 2, or 3 during the period ended September 30, 2012.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trades do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment manager, WRIMCO, the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to WRIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by IICO. When a Fund uses these fair valuation methods applied by IICO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Funds’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated securities, respectively. Additionally, the net change in unrealized appreciation for all Level 3 investments still held as of September 30, 2012, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated securities.

The Funds may own different types of assets that are classified as Level 2 or Level 3. Assets classified as Level 2 can have a variety of observable inputs, including, but not limited to, benchmark yields, reported trades, broker quotes, benchmark securities, and bid/offer quotations. These observable inputs are collected and utilized, primarily by an independent pricing service, in different evaluated pricing approaches depending upon the specific asset to determine a value.

190	SEMIANNUAL REPORT	2012

3.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Funds use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Funds’ financial position and results of operations when presented by primary underlying risk exposure. Please see the prospectus for a full discussion of risks of investing in derivative instruments.

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (forward contracts) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the NYSE as provided by a bank, dealer or independent pricing service. The resulting unrealized appreciation and depreciation is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

Risks to a Fund related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Fund’s maximum loss will consist of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Futures Contracts. Certain Funds may engage in buying and selling futures contracts. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments (variation margins) are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified in the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Fund is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Contracts. Options purchased by a Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss. For each Fund, when a written put is exercised, the cost basis of the securities purchased by a Fund is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Fund’s exposure to the underlying security (or basket of securities). With written options, there may be times when a Fund will be required to purchase or sell securities to meet its obligation under the option contract where the required action is not beneficial to the Fund, due to unfavorable movement of the market price of the underlying security (or basket of securities). Additionally, to the extent a Fund enters into OTC option transactions with counterparties, the Fund will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Swap Agreements. Certain Funds may invest in swap agreements.

Total return swaps involve a commitment to pay periodic interest payments in exchange for a market-linked return based on a security or a basket of securities representing a variety of securities or a particular index. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The creditworthiness of firms with which a Fund enters into a swap agreement is monitored by IICO. If a firm’s creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The maximum loss a Fund may incur consists of the aggregate unrealized gain on appreciated contracts that is not collateralized.

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Collateral. A Fund may mitigate credit risk through Credit Support Annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement, which is the standard contract governing most derivative transactions between the Fund and each of its counterparties. The CSA allows the Fund and its counterparty to offset certain derivative financial instruments’ payables and/or receivables with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the CSA. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of September 30, 2012:

		Assets		Liabilities
Fund	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Ivy Bond Fund	Interest rate			Unrealized depreciation on futures contracts*	$15
Ivy Cundill Global Value Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	$6	Unrealized depreciation on forward foreign currency contracts	313
Ivy European Opportunities Fund	Equity	Investments in unaffiliated securities at market value**	82	Written options at market value	10
Ivy Global Bond Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	70	Unrealized depreciation on forward foreign currency contracts	17
Ivy High Income Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	6,181	Unrealized depreciation on forward foreign currency contracts	850
Ivy International Core Equity Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	503	Unrealized depreciation on forward foreign currency contracts	376
Ivy International Growth Fund	Equity			Unrealized depreciation on swap agreements	77
	Foreign currency	Unrealized appreciation on forward foreign currency contracts	498
Ivy Mid Cap Growth Fund	Equity			Written options at market value	10,299
Ivy Pacific Opportunities Fund	Equity			Unrealized depreciation on swap agreements	50
	Equity			Written options at market value	187
Ivy Value Fund	Equity			Written options at market value	105

* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of Assets and Liabilities is only the unsettled variation margin receivable (payable) as of September 30, 2012.

**Purchased	options are reported as investments in unaffiliated securities and are reflected in the accompanying Schedule of Investments.

Amount of realized gain (loss) on derivatives recognized in the Statement of Operations for the period ended September 30, 2012:

		Net realized gain (loss) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy Bond Fund	Interest rate	$—	$—	$(979)	$—	$—	$(979)
Ivy Cundill Global Value Fund	Foreign currency	—	—	—	—	(13)	(13)
Ivy Global Bond Fund	Foreign currency	—	—	—	—	(12)	(12)
Ivy Global Income Allocation Fund	Foreign currency	—	—	—	—	1,148	1,148
Ivy High Income Fund	Foreign currency	—	—	—	—	2,160	2,160
Ivy International Core Equity Fund	Foreign currency	—	—	—	—	3,570	3,570
Ivy International Growth Fund	Equity	—	266	—	—	212	478
Ivy Mid Cap Growth Fund	Equity	(5,755)	—	—	(7,734)	—	(13,489)
Ivy Pacific Opportunities Fund	Equity	—	481	—	302	—	783
Ivy Small Cap Growth Fund	Equity	—	189	—	—	—	189
Ivy Value Fund	Equity	451	—	—	270	—	721

*Purchased	options are reported as investments in unaffiliated securities and are reflected in the accompanying Schedule of Investments.

192	SEMIANNUAL REPORT	2012

Change in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations for the period ended September 30, 2012:

		Net change in unrealized appreciation (depreciation) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy Bond Fund	Interest rate	$—	$—	$(625)	$—	$—	$(625)
Ivy Cundill Global Value Fund	Foreign currency	—	—	—	—	(1,780)	(1,780)
Ivy European Opportunities Fund	Equity	(572)	—	—	169	—	(403)
Ivy Global Bond Fund	Foreign currency	—	—	—	—	419	419
Ivy Global Income Allocation Fund	Foreign currency	—	—	—	—	(2,189)	(2,189)
Ivy High Income Fund	Foreign currency	—	—	—	—	7,036	7,036
Ivy International Core Equity Fund	Foreign currency	—	—	—	—	(10,520)	(10,520)
Ivy International Growth Fund	Equity	—	(41)	—	—	—	(41)
	Foreign currency	—	—	—	—	(833)	(833)
Ivy Mid Cap Growth Fund	Equity	273	—	—	1,661	—	1,934
Ivy Pacific Opportunities Fund	Equity	—	(639)	—	13	—	(626)
Ivy Small Cap Growth Fund	Equity	—	(412)	—	—	—	(412)
Ivy Value Fund	Equity	—	—	—	3	—	3

*Purchased	options are reported as investments in unaffiliated securities and are reflected in the accompanying Schedule of Investments.

During the period ended September 30, 2012, the average derivative volume was as follows:

Fund	Long forward contracts(1)	Short forward contracts(1)	Long futures contracts(1)	Short futures contracts(1)	Swap agreements(2)	Purchased options(1)	Written options(1)
Ivy Bond Fund	$—	$—	$18,520	$32,394	$—	$—	$—
Ivy Cundill Global Value Fund	28,025	28,127	—	—	—	—	—
Ivy European Opportunities Fund	—	—	—	—	—	88	20
Ivy Global Bond Fund	14,700	14,844	—	—	—	—	—
Ivy Global Income Allocation Fund	12,431	11,849	—	—	—	—	—
Ivy High Income Fund	300,861	294,626	—	—	—	—	—
Ivy International Core Equity Fund	117,706	115,068	—	—	—	—	—
Ivy International Growth Fund	32,194	31,474	—	—	261	—	—
Ivy Mid Cap Growth Fund	—	—	—	—	—	686	6,749
Ivy Pacific Opportunities Fund		—	—	—	7,470	11	214
Ivy Small Cap Growth Fund	—	—	—	—	11	—	—
Ivy Value Fund	—	—	—	—	—	—	138

(1)	Average market value outstanding during the period.

(2)	Average notional amount outstanding during the period.

Objectives	and Strategies

Ivy Bond Fund. The Fund’s objective in using derivatives during the period was to adjust the overall duration of the portfolio. To achieve this objective, the Fund primarily utilized Treasury futures contracts of varying lengths to either shorten or lengthen the duration of the Fund, as determined by the Fund’s subadvisor.

Ivy Cundill Global Value Fund. The Fund’s objective in using derivatives during the period was to hedge the exposure to foreign currencies of securities held in the Fund. To achieve this objective, the Fund utilized forward contracts.

Ivy European Opportunities Fund. The Fund’s objective in using derivatives during the period was to manage the exposure to various foreign currencies. To achieve this objective, the Fund utilized forward contracts to either increase or decrease exposure to a given currency.

Ivy Global Bond Fund. The Fund’s objective in using derivatives during the period was to manage the exposure to various foreign currencies. To achieve this objective, the Fund utilized forward contracts to either hedge a position held by the Fund, to gain exposure to a currency where a foreign bond is not available, or to take a fundamental position long or short in a particular currency.

Ivy Global Income Allocation Fund. The Fund’s objective in using derivatives during the period was to manage the exposure to various foreign currencies. To achieve this objective, the Fund utilized forward contracts to either increase or decrease exposure to a given currency.

Ivy High Income Fund. The Fund’s objective in using derivatives during the period was to hedge the exposure to foreign currencies of securities held in the Fund. To achieve this objective, the Fund utilized forward contracts.

Ivy International Core Equity Fund. The Fund’s objective in using derivatives during the period was to manage the exposure to various foreign currencies. To achieve this objective, the Fund utilized forward contracts to either increase or decrease exposure to a given currency.

2012	SEMIANNUAL REPORT	193

Ivy International Growth Fund. The Fund’s objectives in using derivatives during the period included managing the exposure to various foreign currencies and gaining exposure to certain individual securities that are not available for direct purchase. To manage foreign currency exposure, the Fund utilized forward contracts to either increase or decrease exposure to a given currency. To gain exposure to certain individual securities, the Fund utilized total return swaps.

Ivy Mid Cap Growth Fund. The Fund’s objectives in using derivatives during the period included gaining exposure to certain sectors, hedging certain event risks on positions held by the Fund and hedging market risk on equity securities. To achieve these objectives, the Fund utilized futures on domestic indices and options, both written and purchased, on either an index or on individual or baskets of equity securities.

Ivy Pacific Opportunities Fund. The Fund’s objectives in using derivatives during the period included managing the exposure to various foreign currencies, hedging certain event risks on positions held by the Fund and gaining exposure to certain individual securities that are not available for direct purchase. To manage foreign currency exposure, the Fund utilized forward contracts to either increase or decrease exposure to a given currency. To hedge event risk, the Fund utilized options, both written and purchased, on individual equity securities. To gain exposure to certain individual securities, the Fund utilized total return swaps.

Ivy Small Cap Growth Fund. The Fund’s objectives in using derivatives during the period included hedging market risk on equity securities and increasing exposure to various equity sectors and markets. To achieve these objectives, the Fund utilized total return swaps, futures on domestic equity indices and options, both written and purchased, on individual equity securities owned by the Fund.

Ivy Value Fund. The Fund’s objectives in using derivatives during the period included generating additional income from written option premiums and gaining exposure to, or facilitate trading in, certain securities. To achieve these objectives, the Fund utilized written options on individual equity securities.

5.	WRITTEN OPTION ACTIVITY ($ amounts in thousands)

Transactions in written options were as follows:

Fund	Outstanding at 3-31-12	Options written	Options closed	Options exercised	Options expired	Outstanding at 9-30-12
Ivy European Opportunities Fund
Number of Contracts	—	537	—	—	—	537
Premium Received	$—	$180	$—	$—	$—	$180
Ivy Mid Cap Growth Fund
Number of Contracts	8,710	65,194	(54,424)	—	(6,528)	12,952
Premium Received	$1,731	$34,644	$(23,484)	$—	$(1,002)	$11,889
Ivy Pacific Opportunities Fund
Number of Contracts	1,605	18,223	(13,018)	(2,556)	(3,675)	579
Premium Received	$142	$1,651	$(906)	$(145)	$(511)	$231
Ivy Value Fund
Number of Contracts	2,609	5,968	(1,718)	(1,795)	(2,983)	2,081
Premium Received	$159	$365	$(91)	$(109)	$(241)	$83

6.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. IICO, a wholly owned subsidiary of Waddell & Reed Financial, Inc. (WDR), serves as each Fund’s investment manager. The management fee is accrued daily by each Fund at the following annual rates as a percentage of average daily net assets:

Fund (M - Millions)	$0 to $250M	$250 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,000 to $3,000M	$3,000 to $5,000M	$5,000 to $6,000M	Over $6,000M
Ivy Bond Fund	0.525%	0.525%	0.500%	0.450%	0.400%	0.400%	0.400%	0.400%	0.400%
Ivy Core Equity Fund	0.700	0.700	0.700	0.650	0.650	0.600	0.550	0.525	0.500
Ivy Cundill Global Value Fund	1.000	1.000	0.850	0.830	0.830	0.800	0.760	0.760	0.760
Ivy Dividend Opportunities Fund	0.700	0.700	0.700	0.650	0.650	0.600	0.550	0.550	0.550
Ivy European Opportunities Fund	0.900	0.850	0.750	0.750	0.750	0.750	0.750	0.750	0.750
Ivy Global Bond Fund	0.625	0.625	0.600	0.550	0.500	0.500	0.500	0.500	0.500
Ivy Global Equity Income Fund	0.700	0.700	0.700	0.650	0.650	0.600	0.550	0.550	0.550
Ivy Global Income Allocation Fund	0.700	0.700	0.700	0.650	0.650	0.600	0.550	0.550	0.550
Ivy High Income Fund	0.625	0.625	0.600	0.550	0.500	0.500	0.500	0.500	0.500
Ivy International Core Equity Fund	0.850	0.850	0.850	0.830	0.830	0.800	0.700	0.700	0.700
Ivy International Growth Fund	0.850	0.850	0.850	0.830	0.830	0.800	0.700	0.700	0.700
Ivy Large Cap Growth Fund	0.700	0.700	0.700	0.650	0.650	0.600	0.550	0.550	0.550
Ivy Limited-Term Bond Fund	0.500	0.500	0.450	0.400	0.350	0.350	0.350	0.350	0.350
Ivy Managed European/Pacific Fund	0.050	0.050	0.050	0.050	0.050	0.050	0.050	0.050	0.050
Ivy Managed International Opportunities Fund	0.050	0.050	0.050	0.050	0.050	0.050	0.050	0.050	0.050
Ivy Micro Cap Growth Fund	0.950	0.950	0.950	0.930	0.930	0.900	0.860	0.860	0.860

194	SEMIANNUAL REPORT	2012

Fund (M - Millions)	$0 to $250M	$250 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,000 to $3,000M	$3,000 to $5,000M	$5,000 to $6,000M	Over $6,000M
Ivy Mid Cap Growth Fund	0.850%	0.850%	0.850%	0.830%	0.830%	0.800%	0.760%	0.760%	0.760%
Ivy Money Market Fund	0.400	0.400	0.400	0.400	0.400	0.400	0.400	0.400	0.400
Ivy Municipal Bond Fund	0.525	0.525	0.500	0.450	0.400	0.400	0.400	0.400	0.400
Ivy Municipal High Income Fund	0.525	0.525	0.500	0.450	0.400	0.400	0.400	0.400	0.400
Ivy Pacific Opportunities Fund	1.000	1.000	0.850	0.830	0.830	0.800	0.760	0.760	0.760
Ivy Small Cap Growth Fund	0.850	0.850	0.850	0.830	0.830	0.800	0.760	0.760	0.760
Ivy Small Cap Value Fund	0.850	0.850	0.850	0.830	0.830	0.800	0.760	0.760	0.760
Ivy Tax-Managed Equity Fund	0.650	0.650	0.650	0.600	0.600	0.550	0.500	0.500	0.500
Ivy Value Fund	0.700	0.700	0.700	0.650	0.650	0.600	0.550	0.550	0.550

For the period from May 18, 2009 to September 30, 2016, IICO voluntarily agreed to reduce the management fee paid to 0.485%, on an annual basis, of net assets for any day that Ivy Municipal High Income Fund’s net assets are below $500 million.

For Funds managed solely by IICO, IICO has voluntarily agreed to waive a Fund’s management fee on any day that the Fund’s net assets are less than $25 million, subject to IICO’s right to change or modify this waiver. See Expense Reimbursements and/or Waivers below for amounts waived during the period ended September 30, 2012.

IICO has entered into Subadvisery Agreements with the following entities on behalf of certain Funds:

Under an agreement between IICO and Mackenzie Financial Corporation (Mackenzie), Mackenzie serves as subadviser to Ivy Cundill Global Value Fund. Under an agreement between IICO and Wall Street Associates, Wall Street Associates serves as subadviser to Ivy Micro Cap Growth Fund. Under an agreement between IICO and Advantus Capital Management, Inc. (Advantus), Advantus serves as subadviser to Ivy Bond Fund. Each subadviser makes investment decisions in accordance with the Fund’s investment objectives, policies and restrictions under the supervision of IICO and the oversight of the Board. IICO pays all costs applicable of the subadvisers.

Accounting Services Fees. The Trust has an Accounting Services Agreement with Waddell & Reed Services Company, doing business as WI Services Company (WISC), an indirect subsidiary of WDR. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund, other than Ivy Managed European/Pacific Fund and Ivy Managed International Opportunities Fund (the Ivy Managed Funds), pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M - Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Under the Accounting and Administrative Services Agreement for the Ivy Managed Funds, each Fund pays WISC a monthly fee of one-twelfth of the annual fee shown in the following table:

(M - Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.000	$5.748	$11.550	$17.748	$24.198	$31.602	$41.250	$48.150	$60.798	$74.250

In addition, for each class of shares in excess of one, each of the Ivy Managed Funds pays WISC a monthly per-class fee equal to 1.25% of the monthly accounting services base fee.

Administrative Fee. Each Fund also pays WISC a monthly fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A, Class B, Class C and Class E shares, for each shareholder account that was in existence at any time during the prior month, each Fund pays a monthly fee that ranges from $1.5042 to $1.6958 per account; however, WISC has agreed to reduce that fee if the number of total shareholder accounts within the Complex (Waddell & Reed Advisors Funds, InvestEd Portfolios and Ivy Funds) reaches certain levels. Ivy Money Market Fund pays a monthly fee of $1.75 for each shareholder account that was in existence at any time during the prior month plus, for Class A shareholder accounts, $0.75 for each shareholder check processed in the prior month. Ivy Limited-Term Bond Fund Class A, which also has check writing privileges, pays $0.75 for each shareholder check processed in the prior month. Effective June 6, 2011 for Class R shares, each Fund pays a monthly fee equal to one-twelfth of 0.25 of 1% of the average daily net assets of the class for the preceding month. Prior to June 6, 2011 the fee was 0.20 of 1%. For Class I and Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.

Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees

2012	SEMIANNUAL REPORT	195

may be paid by the Funds to those intermediaries. If the aggregate annual rate of the WISC transfer agent fee and the costs charged by the financial services companies exceeds $18.00 per account for a Fund, WISC will reimburse the Fund the amount in excess of $18.00.

Broker accounts. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

Distribution and Service Plan. Class A and Class E Shares. Under a Distribution and Service Plan adopted by the Trust pursuant to Rule 12b–1 under the 1940 Act (the Distribution and Service Plan), each Fund, other than Ivy Money Market Fund, may pay a distribution and/or service fee to Ivy Funds Distributors, Inc. (IFDI) for Class A and Class E shares in an amount not to exceed 0.25% of the Fund’s average annual net assets. The fee is to be paid to compensate IFDI for amounts it expends in connection with the distribution of the Class A and Class E shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class.

Class B and Class C Shares. Under the Distribution and Service Plan, each Fund may pay IFDI a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund’s average annual net assets for Class B and Class C shares to compensate IFDI for its services in connection with the distribution of shares of that class and/or provision of personal services to Class B or Class C shareholders and/or maintenance of shareholder accounts of that class.

Class R Shares. Under the Distribution and Service Plan, each Fund may pay IFDI a fee of up to 0.50%, on an annual basis, of the average daily net assets of the Fund’s Class R shares to compensate IFDI for, either directly or through third parties, distributing the Class R shares of that Fund, providing personal services to Class R shareholders and/or maintaining Class R shareholder accounts.

Class Y Shares. Under the Distribution and Service Plan, each Fund may pay IFDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund’s Class Y shares to compensate IFDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal services to Class Y shareholders and/or maintaining Class Y shareholder accounts.

Sales Charges. As principal underwriter for the Trust’s shares, IFDI receives sales commissions (which are not an expense of the Trust) for sales of Class A and Class E shares. A CDSC may be assessed against a shareholder’s redemption amount of Class B, Class C or certain Class A and Class E shares and is paid to IFDI. During the period ended September 30, 2012, IFDI received the following amounts in sales commissions and CDSCs:

	Gross Sales Commissions	CDSC							Commissions Paid(1)
		Class A		Class B		Class C		Class E
Ivy Bond Fund	$157	$—	*	$13		$1		$—	$186
Ivy Core Equity Fund	107	—	*	2		1		—	126
Ivy Cundill Global Value Fund	58	—	*	3		—	*	—	60
Ivy Dividend Opportunities Fund	96	—		11		1		—	102
Ivy European Opportunities Fund	49	—	*	2		—	*	—	50
Ivy Global Bond Fund	44	—	*	5		2		—	68
Ivy Global Equity Income Fund	25	—		—		—		—	23
Ivy Global Income Allocation Fund	121	—		3		—	*	—	133
Ivy High Income Fund	1,515	17		100		102		—	5,189
Ivy International Core Equity Fund	177	—	*	18		4		—	219
Ivy International Growth Fund	28	—	*	2		—	*	—	37
Ivy Large Cap Growth Fund	182	—		8		2		—	205
Ivy Limited-Term Bond Fund	911	41		31		23		—	1,143
Ivy Managed European/Pacific Fund	29	—	*	—	*	—	*	—	26
Ivy Managed International Opportunities Fund	57	—	*	2		—	*	—	52
Ivy Micro Cap Growth Fund	77	—	*	—	*	—	*	—	75
Ivy Mid Cap Growth Fund	183	—	*	18		15		—	537
Ivy Money Market Fund	11	6		25		14		—	11
Ivy Municipal Bond Fund	81	12		2		1		—	103
Ivy Municipal High Income Fund	315	11		11		32		—	1,140
Ivy Pacific Opportunities Fund	230	—	*	6		—	*	—	236
Ivy Small Cap Growth Fund	117	—	*	7		4		—	185
Ivy Small Cap Value Fund	63	1		3		1		—	65
Ivy Tax-Managed Equity Fund	7	—	*	—		—	*	—	9
Ivy Value Fund	20	—	*	2		1		—	23

*	Not shown due to rounding.
(1)	IFDI reallowed/paid this portion of the sales charge to financial advisors and selling broker-dealers.

196	SEMIANNUAL REPORT	2012

Expense Reimbursements and/or Waivers. Fund and class expense limitations and related waivers/reimbursements for the period ended September 30, 2012 were as follows:

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Ivy Bond Fund	Class E	Contractual	1-31-2011	7-31-2013	1.14%	$5		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	1-31-2011	7-31-2013	0.84%	$—		Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2013	Not to exceed Class A	$—		N/A
Ivy Core Equity Fund	Class E	Contractual	8-1-2008	7-31-2013	1.35%	$4		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2013	Not to exceed Class A	$—		N/A
Ivy Cundill Global Value Fund	Class A	Contractual	8-1-2012	7-13-2013	1.90%	$29		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	8-1-2008	7-31-2013	1.59%	$3		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2013	Not to exceed Class A	$9		12b-1 Fees and/or Shareholder Servicing
Ivy Dividend Opportunities Fund	Class E	Contractual	8-1-2008	7-31-2013	1.37%	$8		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2013	Not to exceed Class A	$—		N/A
Ivy European Opportunities Fund	Class Y	Contractual	8-1-2011	7-31-2013	Not to exceed Class A	$—		N/A
Ivy Global Bond Fund	All Classes	Contractual	6-2-2008	7-31-2013	N/A	$6	(1)	Investment Management Fee
	Class A	Contractual	6-2-2008	7-31-2013	0.99%	$211		12b-1 Fees and/or Shareholder Servicing
	Class B	Contractual	6-2-2008	7-31-2013	1.74%	$13		12b-1 Fees and/or Shareholder Servicing
	Class C	Contractual	6-2-2008	7-31-2013	1.74%	$35		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	6-2-2008	7-31-2013	0.74%	$25		Shareholder Servicing
	Class Y	Contractual	6-2-2008	7-31-2013	0.99%	$5		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2013	Not to exceed Class A	$—		N/A
Ivy Global Equity Income Fund	All Classes	Contractual	6-4-2012	7-31-2013	Net assets under $25 million	$19		Management Fee
	Class A	Contractual	6-4-2012	7-31-2013	1.30%	$2		12b-1 Fees and/or Shareholder Servicing
	Class B	Contractual	6-4-2012	7-31-2013	2.17%	$—		12b-1 Fees and/or Shareholder Servicing
	Class C	Contractual	6-4-2012	7-31-2013	1.96%	$—		12b-1 Fees and/or Shareholder Servicing

2012	SEMIANNUAL REPORT	197

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
	Class I	Contractual	6-4-2012	7-31-2013	0.94%	$5		Shareholder Servicing
	Class Y	Contractual	6-4-2012	7-31-2013	1.19%	$2		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	6-4-2012	7-31-2013	Not to exceed Class A	$—		N/A
Ivy Global Income Allocation Fund	All Classes	Contractual	6-4-2012	7-31-2013	N/A	$30	(1)	Investment Management Fee
	Class A	Contractual	6-4-2012	7-31-2013	1.35%	$100		12b-1 Fees and/or Shareholder Servicing
	Class B	Contractual	6-4-2012	7-31-2013	2.30%	$3		12b-1 Fees and/or Shareholder Servicing
	Class C	Contractual	6-4-2012	7-31-2013	2.02%	$4		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	6-4-2012	7-31-2013	0.91%	$11		Shareholder Servicing
	Class E	Contractual	6-4-2012	7-31-2013	1.33%	$5		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	6-4-2012	7-31-2013	1.17%	$1		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2013	Not to exceed Class A	$—		N/A
Ivy High Income Fund	Class E	Contractual	8-1-2008	7-31-2013	1.36%	$2		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2013	Not to exceed Class A	$22		12b-1 Fees and/or Shareholder Servicing
Ivy International Core Equity Fund	Class E	Contractual	8-1-2008	7-31-2013	1.53%	$8		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2013	Not to exceed Class A	$—		N/A
Ivy International Growth Fund	Class Y	Contractual	8-1-2011	7-31-2013	Not to exceed Class A	$—		N/A
Ivy Large Cap Growth Fund	Class A	Contractual	6-1-2006	7-31-2014	1.15%	$328		12b-1 Fees and/or Shareholder Servicing
	Class B	Contractual	6-13-2011	7-31-2014	2.15%	$2		12b-1 Fees and/or Shareholder Servicing
	Class C	Contractual	6-13-2011	7-31-2014	1.95%	$—		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	8-1-2008	7-31-2014	1.15%	$11		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	6-13-2011	7-31-2014	0.88%	$10		Shareholder Servicing
	Class Y	Contractual	6-1-2006	7-31-2014	1.06%	$45		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2013	Not to exceed Class A	$—		N/A

198	SEMIANNUAL REPORT	2012

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Ivy Limited-Term Bond Fund	Class E	Contractual	8-1-2010	7-31-2013	1.00%	$—	*	12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2013	Not to exceed Class A	$4		12b-1 Fees and/or Shareholder Servicing
Ivy Managed European/Pacific Fund	Class Y	Contractual	8-1-2011	7-31-2013	Not to exceed Class A	$—		N/A
Ivy Managed International Opportunities Fund	Class Y	Contractual	8-1-2011	7-31-2013	Not to exceed Class A	$—		N/A
Ivy Micro Cap Growth Fund	Class Y	Contractual	8-1-2011	7-31-2013	Not to exceed Class A	$—		N/A
Ivy Mid Cap Growth Fund	Class E	Contractual	8-1-2008	7-31-2013	1.60%	$6		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2013	Not to exceed Class A	$—		N/A
Ivy Money Market Fund	Class A	Voluntary	N/A	N/A	To maintain minimum yield(2)	$262		12b-1 Fees and/or Shareholder Servicing
	Class B	Voluntary	N/A	N/A	To maintain minimum yield(2)	$57		12b-1 Fees and/or Shareholder Servicing
	Class C	Voluntary	N/A	N/A	To maintain minimum yield(2)	$261		12b-1 Fees and/or Shareholder Servicing
	Class E	Voluntary	N/A	N/A	To maintain minimum yield(2)	$9		12b-1 Fees and/or Shareholder Servicing
Ivy Municipal Bond Fund	Class Y	Contractual	8-1-2011	7-31-2013	Not to exceed Class A	$—	*	N/A
Ivy Municipal High Income Fund	All Classes	Voluntary	N/A	N/A	Reduction of investment management fee	$100		Investment Management Fee
	Class A	Contractual	5-18-2009	7-31-2013	0.95%	$—		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	5-18-2009	7-31-2013	0.70%	$—		Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2013	Not to exceed Class A	$14		12b-1 Fees and/or Shareholder Servicing
Ivy Pacific Opportunities Fund	Class Y	Contractual	8-1-2011	7-31-2013	Not to exceed Class A	$—		N/A
Ivy Small Cap Growth Fund	Class E	Contractual	8-1-2008	7-31-2013	1.56%	$7		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2013	Not to exceed Class A	$—		N/A
Ivy Small Cap Value Fund	Class Y	Contractual	8-1-2011	7-31-2013	Not to exceed Class A	$—		N/A
Ivy Tax-Managed Equity Fund	All Classes	Voluntary	N/A	N/A	Net assets under $25 million	$63		Investment Management Fee
	Class Y	Contractual	8-1-2011	7-31-2013	Not to exceed Class A	$—		N/A
Ivy Value Fund	Class A	Contractual	8-1-2010	7-31-2013	1.55%	$—		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2013	Not to exceed Class A	$—		N/A

*	Not shown due to rounding.

(1)	Due to Class A, Class B, Class C, Class I and/or Class Y contractual expense limits, investment management fees were waived for all share classes.

(2)	Minimum yield was 0.02% throughout the period of this report.

2012	SEMIANNUAL REPORT	199

Any amounts due to the Funds as a reimbursement but not paid as of September 30, 2012 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

7.	AFFILIATED COMPANY TRANSACTIONS (All amounts in thousands)

A summary of the transactions in affiliated companies during the period ended September 30, 2012 follows:

	3-31-12 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/(Loss)(1)	Distributions Received	9-30-12 Share Balance	9-30-12 Market Value
Ivy Managed European/Pacific Fund
Ivy European Opportunities Fund, Class I	912	$364	$6,967	$(661)	$—	657	$15,295
Ivy Pacific Opportunities Fund, Class I	4,284	6,764	2,759	(733)	—	4,643	64,397
				$(1,394)	$—		$79,692

	3-31-12 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/(Loss)(1)	Distributions Received	9-30-12 Share Balance	9-30-12 Market Value
Ivy Managed International Opportunities Fund
Ivy European Opportunities Fund, Class I	1,292	$517	$15,704	$(3,621)	$—	797	$18,553
Ivy Global Income Allocation Fund, Class I	2,647	1,420	21,644	(803)	732	1,304	18,716
Ivy International Core Equity Fund, Class I(2)	2,532	691	1,641	(314)	—	2,489	37,206
Ivy International Growth Fund, Class I	588	18,190	787	3	—	1,102	37,457
Ivy Pacific Opportunities Fund, Class I	4,722	14,358	3,080	(780)	—	5,632	78,119
				$(5,515)	$732		$190,051

(1)	Included in Realized Gain/Loss, if applicable, are distributions from capital gains from the underlying securities.

(2)	No dividends were paid during the preceding 12 months.

8.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended September 30, 2012, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Ivy Bond Fund	$635,339	$175,957	$612,079	$157,717
Ivy Core Equity Fund	—	108,091	—	89,988
Ivy Cundill Global Value Fund	—	9,461	—	30,329
Ivy Dividend Opportunities Fund	—	74,182	—	78,669
Ivy European Opportunities Fund	—	52,215	—	62,918
Ivy Global Bond Fund	5,457	26,294	9,826	23,344
Ivy Global Equity Income Fund	—	39,646	—	8,847
Ivy Global Income Allocation Fund	4,781	191,608	—	193,584
Ivy High Income Fund	—	3,196,767	—	1,444,405
Ivy International Core Equity Fund	—	500,060	—	491,766
Ivy International Growth Fund	—	57,874	—	37,493
Ivy Large Cap Growth Fund	—	624,299	—	690,274
Ivy Limited-Term Bond Fund	109,037	298,019	105,004	143,264
Ivy Managed European/Pacific Fund	—	7,128	—	8,333
Ivy Managed International Opportunities Fund	—	35,176	—	37,339
Ivy Micro Cap Growth Fund	—	16,849	—	17,764
Ivy Mid Cap Growth Fund	—	841,761	—	313,028
Ivy Money Market Fund	—	—	—	—
Ivy Municipal Bond Fund	—	13,371	—	4,507
Ivy Municipal High Income Fund	—	451,283	—	47,384
Ivy Pacific Opportunities Fund	—	621,323	—	592,260
Ivy Small Cap Growth Fund	—	117,347	—	147,016
Ivy Small Cap Value Fund	—	70,677	—	87,936
Ivy Tax-Managed Equity Fund	—	4,568	—	1,960
Ivy Value Fund	—	43,639	—	46,081

200	SEMIANNUAL REPORT	2012

9.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class of each Fund. On April 1, 2010, all Advisor Class shares were converted to Class I. Transactions in shares of beneficial interest were as follows:

	Ivy Bond Fund				Ivy Core Equity Fund
	Six months ended 9-30-12		Year ended 3-31-12		Six months ended 9-30-12		Year ended 3-31-12
	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	9,180	$97,561	21,562	$222,387	3,761	$40,357	9,386	$94,671
Class B	266	2,832	467	4,829	89	845	160	1,429
Class C	920	9,780	3,004	31,026	721	7,018	1,228	11,236
Class E	43	453	102	1,060	63	676	87	881
Class I	520	5,515	444	4,589	2,584	31,058	2,504	27,627
Class Y	62	659	303	3,153	286	3,237	1,149	12,497
Shares issued in connection with merger of Ivy Mortgage Securities Fund:
Class A	—	—	—	—	—	—	—	—
Class B	—	—	—	—	—	—	—	—
Class C	—	—	—	—	—	—	—	—
Class E	—	—	—	—	—	—	—	—
Class I	—	—	—	—	—	—	—	—
Class Y	—	—	—	—	—	—	—	—
Shares issued in reinvestment of distributions to shareholders:
Class A	582	6,192	1,055	10,894	—	—	629	5,945
Class B	8	90	17	173	—	—	16	135
Class C	33	355	62	639	—	—	326	2,812
Class E	5	58	11	110	—	—	8	78
Class I	8	86	6	66	—	—	44	452
Class Y	10	105	22	231	—	—	35	346
Shares redeemed:
Class A	(5,305)	(56,384)	(13,731)	(141,382)	(2,515)	(27,096)	(4,990)	(49,850)
Class B	(165)	(1,748)	(450)	(4,633)	(94)	(900)	(201)	(1,821)
Class C	(694)	(7,372)	(1,814)	(18,724)	(994)	(9,662)	(2,366)	(21,719)
Class E	(44)	(472)	(54)	(554)	(8)	(91)	(24)	(247)
Class I	(149)	(1,593)	(233)	(2,429)	(2,020)	(24,096)	(626)	(6,563)
Class Y	(356)	(3,795)	(237)	(2,439)	(170)	(1,908)	(626)	(6,654)
Net increase	4,924	$52,322	10,536	$108,996	1,703	$19,438	6,739	$71,255

	Ivy Cundill Global Value Fund				Ivy Dividend Opportunities Fund
	Six months ended 9-30-12		Year ended 3-31-12		Six months ended 9-30-12		Year ended 3-31-12
	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	1,183	$14,152	2,334	$29,583	1,963	$30,121	5,429	$80,275
Class B	13	147	44	545	81	1,225	210	3,128
Class C	23	271	92	1,124	167	2,546	448	6,656
Class E	4	42	9	107	18	279	38	569
Class I	32	393	129	1,721	60	936	699	10,941
Class Y	83	992	283	3,639	57	867	162	2,429
Shares issued in reinvestment of distributions to shareholders:
Class A	— *	— *	11	128	73	1,136	193	2,797
Class B	—	—	—	—	— *	7	3	38
Class C	—	—	—	—	3	41	12	175
Class E	—	—	— *	1	1	13	2	34
Class I	—	—	3	32	2	29	5	68
Class Y	—	—	10	112	4	61	12	167
Shares redeemed:
Class A	(1,860)	(22,196)	(5,270)	(66,258)	(2,050)	(31,574)	(4,552)	(67,351)
Class B	(221)	(2,477)	(480)	(5,753)	(122)	(1,862)	(258)	(3,761)
Class C	(307)	(3,475)	(784)	(9,447)	(315)	(4,810)	(860)	(12,462)
Class E	(6)	(67)	(10)	(129)	(16)	(247)	(29)	(422)
Class I	(81)	(960)	(185)	(2,394)	(79)	(1,207)	(269)	(3,919)
Class Y	(210)	(2,582)	(704)	(8,866)	(179)	(2,740)	(357)	(5,237)
Net increase (decrease)	(1,347)	$(15,760)	(4,518)	$(55,855)	(332)	$(5,179)	888	$14,125

2012	SEMIANNUAL REPORT	201

	Ivy European Opportunities Fund				Ivy Global Bond Fund
	Six months ended 9-30-12		Year ended 3-31-12		Six months ended 9-30-12		Year ended 3-31-12
	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	665	$14,641	1,765	$39,677	2,175	$22,123	7,545	$76,959
Class B	5	103	14	288	75	759	302	3,079
Class C	7	167	27	594	259	2,629	1,555	15,876
Class E	—	— *	—	— *	N/A	N/A	N/A	N/A
Class I	44	979	705	15,352	479	4,847	2,240	22,856
Class Y	3	76	12	279	67	686	121	1,237
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	25	496	248	2,520	561	5,678
Class B	—	—	—	—	7	67	14	143
Class C	—	—	—	—	45	459	114	1,150
Class E	—	—	—	—	N/A	N/A	N/A	N/A
Class I	—	—	20	405	45	457	96	973
Class Y	—	—	— *	10	8	85	34	342
Shares redeemed:
Class A	(865)	(19,088)	(2,476)	(56,375)	(2,223)	(22,591)	(6,304)	(64,161)
Class B	(43)	(896)	(119)	(2,515)	(59)	(604)	(414)	(4,281)
Class C	(73)	(1,536)	(194)	(4,168)	(473)	(4,809)	(1,904)	(19,422)
Class E	—	—	—	—	N/A	N/A	N/A	N/A
Class I	(809)	(18,831)	(131)	(2,958)	(678)	(6,893)	(1,938)	(19,702)
Class Y	(10)	(225)	(25)	(590)	(249)	(2,524)	(891)	(9,099)
Net increase (decrease)	(1,076)	$(24,610)	(377)	$(9,505)	(274)	$(2,789)	1,131	$11,628

	Ivy Global Equity Income Fund		Ivy Global Income Allocation Fund
	Period from 6-4-12 to 9-30-12		Six months ended 9-30-12		Year ended 3-31-12
	Shares	Value	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	2,513	$26,830	3,267	$45,339	4,659	$66,683
Class B	204	2,170	47	645	100	1,407
Class C	621	6,618	278	3,833	187	2,668
Class E	N/A	N/A	11	157	35	518
Class I	1,836	19,557	280	3,917	385	5,621
Class Y	602	6,416	280	3,737	55	794
Shares issued in reinvestment of distributions to shareholders:
Class A	6	70	378	5,186	673	9,351
Class B	— *	— *	8	104	15	211
Class C	— *	1	24	324	49	679
Class E	N/A	N/A	3	41	6	84
Class I	— *	2	61	832	155	2,173
Class Y	—	—	9	119	8	111
Shares redeemed:
Class A	(921)	(10,188)	(2,022)	(27,922)	(3,628)	(52,291)
Class B	(101)	(1,137)	(86)	(1,167)	(149)	(2,095)
Class C	(300)	(3,388)	(226)	(3,105)	(458)	(6,563)
Class E	N/A	N/A	(12)	(172)	(22)	(306)
Class I	(902)	(10,197)	(1,550)	(22,306)	(382)	(5,412)
Class Y	(300)	(3,387)	(252)	(3,464)	(142)	(2,135)
Net increase	3,258	$33,367	498	$6,098	1,546	$21,498

202	SEMIANNUAL REPORT	2012

	Ivy High Income Fund
	Six months ended 9-30-12		Year ended 3-31-12
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	121,070	$1,012,239	159,004	$1,297,026
Class B	4,607	38,519	5,781	47,356
Class C	48,267	403,740	67,305	549,622
Class E	159	1,331	247	2,022
Class I	92,852	777,223	140,838	1,148,502
Class Y	40,289	336,886	53,478	437,421
Shares issued in reinvestment of distributions to shareholders:
Class A	7,706	64,546	12,952	105,353
Class B	290	2,426	449	3,648
Class C	2,969	24,865	4,275	34,766
Class E	23	190	49	402
Class I	4,800	40,211	4,808	39,170
Class Y	2,082	17,439	2,975	24,223
Shares redeemed:
Class A	(43,647)	(363,945)	(70,914)	(578,747)
Class B	(908)	(7,588)	(1,416)	(11,571)
Class C	(8,639)	(72,149)	(18,416)	(150,868)
Class E	(56)	(472)	(110)	(903)
Class I	(23,849)	(199,062)	(39,829)	(325,948)
Class Y	(21,783)	(181,491)	(23,209)	(190,195)
Net increase	226,232	$1,894,908	298,267	$2,431,279

	Ivy International Core Equity Fund				Ivy International Growth Fund
	Six months ended 9-30-12		Year ended 3-31-12		Six months ended 9-30-12		Year ended 3-31-12
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	9,018	$128,501	21,094	$325,913	476	$15,174	1,057	$33,641
Class B	45	578	221	3,205	8	231	14	412
Class C	486	6,318	2,037	29,155	24	690	63	1,816
Class E	15	214	39	618	—	— *	—	— *
Class I	7,912	112,786	23,549	359,530	557	18,796	145	4,769
Class Y	2,141	30,871	6,344	94,567	77	2,471	165	5,129
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	1,406	19,359	—	—	—	—
Class B	—	—	28	354	—	—	—	—
Class C	—	—	214	2,684	—	—	—	—
Class E	—	—	6	87	—	—	—	—
Class I	—	—	812	11,222	—	—	—	—
Class Y	—	—	247	3,413	—	—	—	—
Shares redeemed:
Class A	(6,364)	(90,869)	(14,815)	(224,907)	(338)	(10,833)	(834)	(26,633)
Class B	(147)	(1,911)	(435)	(5,964)	(19)	(540)	(52)	(1,514)
Class C	(1,151)	(14,875)	(2,518)	(34,330)	(83)	(2,380)	(256)	(7,239)
Class E	(15)	(209)	(27)	(421)	—	—	—	—
Class I	(5,929)	(84,391)	(9,239)	(141,644)	(51)	(1,628)	(114)	(3,587)
Class Y	(3,482)	(49,607)	(2,794)	(42,749)	(60)	(1,945)	(101)	(3,307)
Net increase	2,529	$37,406	26,169	$400,092	591	$20,036	87	$3,487

	Ivy Large Cap Growth Fund				Ivy Limited-Term Bond Fund
	Six months ended 9-30-12		Year ended 3-31-12		Six months ended 9-30-12		Year ended 3-31-12
	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	7,362	$106,247	17,548	$235,759	26,593	$297,956	63,303	$706,671
Class B	80	996	167	1,981	381	4,262	1,113	12,424
Class C	464	6,090	928	11,426	3,327	37,258	12,639	141,196
Class E	47	685	55	752	91	1,016	169	1,885
Class I	1,310	19,463	5,590	76,299	4,843	54,257	12,233	136,451
Class R	606	8,611	549	7,407	N/A	N/A	N/A	N/A
Class Y	1,099	16,173	2,409	33,003	3,523	39,495	4,171	46,562

2012	SEMIANNUAL REPORT	203

	Ivy Large Cap Growth Fund				Ivy Limited-Term Bond Fund
	Six months ended 9-30-12		Year ended 3-31-12		Six months ended 9-30-12		Year ended 3-31-12
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued in connection with merger of Ivy Capital Appreciation Fund:
Class A	—	$—	27,058	$351,460	N/A	N/A	N/A	N/A
Class B	—	—	479	5,471	N/A	N/A	N/A	N/A
Class C	—	—	2,336	27,798	N/A	N/A	N/A	N/A
Class E	—	—	207	2,680	N/A	N/A	N/A	N/A
Class I	—	—	2,134	28,391	N/A	N/A	N/A	N/A
Class R	—	—	—	—	N/A	N/A	N/A	N/A
Class Y	—	—	330	4,341	N/A	N/A	N/A	N/A
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	—	—	795	8,913	1,967	21,937
Class B	—	—	—	—	9	99	28	310
Class C	—	—	—	—	86	963	274	3,058
Class E	—	—	—	—	2	25	4	40
Class I	—	—	—	—	66	738	136	1,513
Class R	—	—	—	—	N/A	N/A	N/A	N/A
Class Y	—	—	—	—	40	454	101	1,127
Shares redeemed:
Class A	(7,247)	(104,989)	(19,244)	(257,673)	(20,677)	(231,665)	(43,374)	(484,020)
Class B	(148)	(1,862)	(409)	(4,843)	(377)	(4,228)	(930)	(10,379)
Class C	(707)	(9,286)	(1,649)	(20,146)	(3,919)	(43,910)	(10,879)	(121,232)
Class E	(46)	(657)	(32)	(437)	(16)	(183)	(72)	(796)
Class I	(5,347)	(80,783)	(4,528)	(61,640)	(2,646)	(29,659)	(7,881)	(87,876)
Class R	(306)	(4,279)	(401)	(5,284)	N/A	N/A	N/A	N/A
Class Y	(940)	(13,771)	(5,123)	(70,443)	(2,194)	(24,609)	(4,580)	(51,127)
Net increase (decrease)	(3,773)	$(57,362)	28,404	$366,302	9,927	$111,182	28,422	$317,744

	Ivy Managed European/Pacific Fund				Ivy Managed International Opportunities Fund
	Six months ended 9-30-12		Year ended 3-31-12		Six months ended 9-30-12		Year ended 3-31-12
	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	1,040	$7,578	2,788	$22,018	2,268	$18,691	6,348	$55,568
Class B	6	46	19	155	14	117	76	677
Class C	14	103	42	350	67	561	221	1,899
Class E	—	—	—	—	—	—	—	—
Class I	3	20	18	143	3	26	25	210
Class Y	3	19	53	401	6	45	54	487
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	72	494	—	—	356	2,775
Class B	—	—	— *	— *	—	—	3	25
Class C	—	—	— *	1	—	—	6	48
Class E	—	—	—	—	—	—	—	—
Class I	—	—	— *	1	—	—	— *	4
Class Y	—	—	1	4	—	—	1	9
Shares redeemed:
Class A	(1,084)	(7,903)	(2,703)	(21,716)	(2,448)	(20,189)	(5,030)	(43,814)
Class B	(22)	(159)	(52)	(406)	(36)	(297)	(135)	(1,188)
Class C	(42)	(295)	(77)	(607)	(93)	(757)	(177)	(1,529)
Class E	—	—	—	—	—	—	—	—
Class I	(3)	(24)	(18)	(148)	(16)	(131)	(6)	(49)
Class Y	(8)	(58)	(10)	(75)	(23)	(190)	(19)	(168)
Net increase (decrease)	(93)	$(673)	133	$615	(258)	$(2,124)	1,723	$14,954

204	SEMIANNUAL REPORT	2012

	Ivy Micro Cap Growth Fund				Ivy Mid Cap Growth Fund
	Six months ended 9-30-12		Year ended 3-31-12		Six months ended 9-30-12		Year ended 3-31-12
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	497	$8,925	1,714	$32,193	23,030	$398,552	24,106	$421,451
Class B	16	272	25	447	268	4,105	528	8,243
Class C	35	618	75	1,363	2,156	34,699	5,333	86,492
Class E	N/A	N/A	N/A	N/A	29	498	52	889
Class I	72	1,251	149	2,638	18,038	327,627	42,992	778,110
Class R	N/A	N/A	N/A	N/A	1,242	21,474	2,183	37,728
Class Y	8	186	36	602	7,239	130,306	21,087	381,794
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	297	4,645	—	—	764	12,603
Class B	—	—	5	76	—	—	26	378
Class C	—	—	14	222	—	—	145	2,207
Class E	N/A	N/A	N/A	N/A	—	—	5	79
Class I	—	—	12	190	—	—	628	10,795
Class R	N/A	N/A	N/A	N/A	—	—	45	743
Class Y	—	—	2	28	—	—	423	7,179
Shares redeemed:
Class A	(486)	(8,745)	(2,328)	(41,007)	(5,108)	(89,362)	(10,856)	(184,445)
Class B	(7)	(115)	(23)	(390)	(138)	(2,114)	(260)	(4,002)
Class C	(32)	(568)	(90)	(1,576)	(890)	(14,248)	(1,633)	(25,783)
Class E	N/A	N/A	N/A	N/A	(15)	(250)	(28)	(485)
Class I	(78)	(1,380)	(119)	(2,193)	(5,857)	(106,882)	(9,163)	(160,713)
Class R	N/A	N/A	N/A	N/A	(507)	(8,740)	(669)	(11,585)
Class Y	(35)	(634)	(16)	(297)	(6,949)	(124,431)	(9,611)	(164,994)
Net increase (decrease)	(10)	$(190)	(247)	$(3,059)	32,538	$571,234	66,097	$1,196,684

	Ivy Money Market Fund				Ivy Municipal Bond Fund
	Six months ended 9-30-12		Year ended 3-31-12		Six months ended 9-30-12		Year ended 3-31-12
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	78,013	$78,013	263,590	$263,590	2,278	$27,555	4,546	$52,621
Class B	2,547	2,547	11,815	11,815	50	611	187	2,167
Class C	19,150	19,150	75,157	75,157	366	4,431	1,004	11,621
Class E	1,817	1,817	2,923	2,923	N/A	N/A	N/A	N/A
Class I	N/A	N/A	N/A	N/A	56	671	40	460
Class Y	N/A	N/A	N/A	N/A	39	468	18	205
Shares issued in reinvestment of distributions to shareholders:
Class A	13	13	28	28	118	1,429	214	2,473
Class B	1	1	1	1	2	27	4	42
Class C	4	4	8	8	18	222	39	453
Class E	— *	— *	1	1	N/A	N/A	N/A	N/A
Class I	N/A	N/A	N/A	N/A	1	9	1	14
Class Y	N/A	N/A	N/A	N/A	— *	4	1	11
Shares redeemed:
Class A	(100,217)	(100,217)	(252,261)	(252,261)	(924)	(11,175)	(2,394)	(27,649)
Class B	(2,366)	(2,366)	(10,738)	(10,738)	(33)	(396)	(70)	(817)
Class C	(24,372)	(24,372)	(65,597)	(65,597)	(229)	(2,765)	(495)	(5,737)
Class E	(1,164)	(1,164)	(2,418)	(2,418)	N/A	N/A	N/A	N/A
Class I	N/A	N/A	N/A	N/A	(40)	(489)	(10)	(117)
Class Y	N/A	N/A	N/A	N/A	(38)	(462)	(17)	(200)
Net increase (decrease)	(26,574)	$(26,574)	22,509	$22,509	1,664	$20,140	3,068	$35,547

2012	SEMIANNUAL REPORT	205

	Ivy Municipal High Income Fund				Ivy Pacific Opportunities Fund
	Six months ended 9-30-12		Year ended 3-31-12		Six months ended 9-30-12		Year ended 3-31-12
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	28,713	$153,221	55,812	$282,211	4,261	$55,754	10,348	$152,973
Class B	1,018	5,431	1,456	7,383	30	340	116	1,507
Class C	16,880	90,120	27,026	136,745	47	540	229	3,158
Class E	N/A	N/A	N/A	N/A	—	— *	—	—
Class I	51,683	275,899	64,903	327,621	1,837	24,332	1,057	15,995
Class Y	1,856	9,924	4,905	24,797	95	1,246	75	1,154
Shares issued in reinvestment of distributions to shareholders:
Class A	1,328	7,110	1,740	8,790	—	—	1,506	19,205
Class B	22	117	25	128	—	—	41	450
Class C	483	2,588	544	2,751	—	—	66	746
Class E	N/A	N/A	N/A	N/A	—	—	—	—
Class I	1,442	7,723	1,515	7,657	—	—	509	6,633
Class Y	112	599	124	629	—	—	23	294
Shares redeemed:
Class A	(8,959)	(47,992)	(15,187)	(76,436)	(4,057)	(53,024)	(11,247)	(167,941)
Class B	(149)	(797)	(141)	(715)	(155)	(1,718)	(366)	(4,740)
Class C	(2,366)	(12,657)	(3,336)	(16,714)	(249)	(2,856)	(806)	(10,824)
Class E	N/A	N/A	N/A	N/A	—	—	—	—
Class I	(15,012)	(80,517)	(14,471)	(72,722)	(602)	(7,962)	(1,111)	(16,296)
Class Y	(925)	(4,963)	(1,285)	(6,441)	(120)	(1,580)	(195)	(3,098)
Net increase (decrease)	76,126	$405,806	123,630	$625,684	1,087	$15,072	245	$(784)

	Ivy Small Cap Growth Fund				Ivy Small Cap Value Fund
	Six months ended 9-30-12		Year ended 3-31-12		Six months ended 9-30-12		Year ended 3-31-12
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	2,159	$30,684	7,527	$106,797	1,162	$16,824	3,754	$58,392
Class B	90	1,103	215	2,667	9	118	59	852
Class C	609	7,808	2,136	27,825	60	805	383	5,760
Class E	17	239	39	555	—	— *	—	—
Class I	1,109	18,473	5,724	93,488	102	1,531	991	15,690
Class R	270	3,808	813	11,500	N/A	N/A	N/A	N/A
Class Y	1,138	18,446	4,861	76,932	167	2,488	543	8,697
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	612	7,774	—	—	1,450	18,919
Class B	—	—	34	381	—	—	39	457
Class C	—	—	560	6,456	—	—	106	1,288
Class E	—	—	7	84	—	—	—	—
Class I	—	—	167	2,481	—	—	40	547
Class R	—	—	23	290	N/A	N/A	N/A	N/A
Class Y	—	—	407	5,879	—	—	142	1,903
Shares redeemed:
Class A	(2,500)	(35,220)	(7,010)	(95,428)	(1,850)	(26,853)	(5,286)	(81,311)
Class B	(105)	(1,285)	(276)	(3,337)	(65)	(841)	(137)	(1,889)
Class C	(1,317)	(16,866)	(3,620)	(45,842)	(192)	(2,576)	(493)	(6,991)
Class E	(13)	(175)	(36)	(511)	—	—	—	—
Class I	(759)	(12,595)	(3,613)	(58,572)	(107)	(1,630)	(215)	(3,333)
Class R	(243)	(3,420)	(654)	(9,081)	N/A	N/A	N/A	N/A
Class Y	(1,434)	(23,025)	(5,492)	(85,899)	(311)	(4,630)	(663)	(10,586)
Net increase (decrease)	(979)	$(12,025)	2,424	$44,439	(1,025)	$(14,764)	713	$8,395

206	SEMIANNUAL REPORT	2012

	Ivy Tax-Managed Equity Fund				Ivy Value Fund
	Six months ended 9-30-12		Year ended 3-31-12		Six months ended 9-30-12		Year ended 3-31-12
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	317	$4,027	716	$8,524	889	$14,895	2,581	$42,562
Class B	49	613	3	40	17	272	77	1,229
Class C	55	693	8	88	38	614	140	2,273
Class E	N/A	N/A	N/A	N/A	—	—	—	—
Class I	63	801	— *	5	25	436	154	2,637
Class Y	26	334	34	420	5	92	50	836
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	—	—	30	494	106	1,635
Class B	—	—	—	—	—	—	2	35
Class C	—	—	—	—	1	13	4	59
Class E	N/A	N/A	N/A	N/A	—	—	—	—
Class I	—	—	—	—	1	13	4	55
Class Y	—	—	—	—	— *	1	1	9
Shares redeemed:
Class A	(147)	(1,879)	(274)	(3,248)	(741)	(12,505)	(1,511)	(24,565)
Class B	(45)	(561)	—	—	(21)	(335)	(46)	(709)
Class C	(34)	(423)	(14)	(178)	(62)	(1,025)	(153)	(2,400)
Class E	N/A	N/A	N/A	N/A	—	—	—	—
Class I	(58)	(742)	(1)	(17)	(92)	(1,537)	(107)	(1,727)
Class Y	(22)	(278)	(20)	(265)	(7)	(110)	(59)	(941)
Net increase	204	$2,585	452	$5,369	83	$1,318	1,243	$20,988

10.	COMMITMENTS ($ amounts in thousands)

Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged. At September 30, 2012, Ivy High Income Fund had outstanding bridge loan commitments of $734,040,000 In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is included in interest income in the Statements of Operations.

11.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Ivy Bond Fund	$585,411	$24,949	$12,028	$12,921
Ivy Core Equity Fund	295,032	85,658	1,624	84,034
Ivy Cundill Global Value Fund	221,023	23,686	30,066	(6,380)
Ivy Dividend Opportunities Fund	272,269	82,601	2,632	79,969
Ivy European Opportunities Fund	167,581	44,878	6,986	37,892
Ivy Global Bond Fund	230,782	9,200	5,881	3,319
Ivy Global Equity Income Fund	35,026	2,690	179	2,511
Ivy Global Income Allocation Fund	278,982	21,819	4,610	17,209
Ivy High Income Fund	6,389,188	270,282	34,869	235,413
Ivy International Core Equity Fund	1,430,350	113,974	55,313	58,661
Ivy International Growth Fund	210,663	28,828	9,960	18,868
Ivy Large Cap Growth Fund	1,027,125	357,046	5,168	351,878
Ivy Limited-Term Bond Fund	1,546,749	49,418	1,292	48,126
Ivy Managed European/Pacific Fund	81,053	711	1,771	(1,060)
Ivy Managed International Opportunities Fund	184,886	5,353	—	5,353
Ivy Micro Cap Growth Fund	61,326	19,739	3,217	16,522
Ivy Mid Cap Growth Fund	2,372,405	314,660	88,928	225,732
Ivy Money Market Fund	195,998	—	—	—
Ivy Municipal Bond Fund	141,113	13,482	435	13,047
Ivy Municipal High Income Fund	1,377,733	93,570	8,171	85,399
Ivy Pacific Opportunities Fund	593,286	72,142	17,818	54,324
Ivy Small Cap Growth Fund	602,065	197,770	20,434	177,336
Ivy Small Cap Value Fund	232,113	36,036	9,362	26,674
Ivy Tax-Managed Equity Fund	17,452	3,920	195	3,725
Ivy Value Fund	107,249	18,404	2,809	15,595

2012	SEMIANNUAL REPORT	207

For Federal income tax purposes, the Funds’ distributed and undistributed earnings and profit for the year ended March 31, 2012 and the post-October and late-year ordinary activity updated with information available through the date of this report were as follows:

Fund	Distributed Ordinary Income	Undistributed Ordinary Income	Distributed Long-Term Capital Gains	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late- Year Ordinary Losses Deferred
Ivy Bond Fund	$13,874	$1,878	$—	$—	$—	$—	$—
Ivy Core Equity Fund	2,801	—	8,207	—	—	2,364	266
Ivy Cundill Global Value Fund	285	—	—	—	—	—	188
Ivy Dividend Opportunities Fund	3,566	120	—	—	—	3,970	—
Ivy European Opportunities Fund	928	186	—	—	—	3,150	—
Ivy Global Bond Fund	9,088	683	690	—	—	—	—
Ivy Global Income Allocation Fund	13,083	2,407	—	—	—	4,064	—
Ivy High Income Fund	236,785	15,030	40,893	834	—	—	—
Ivy International Core Equity Fund	23,513	5,126	18,373	—	—	7,937	—
Ivy International Growth Fund	—	485	—	—	—	902	—
Ivy Large Cap Growth Fund	—	—	—	—	—	10,866	928
Ivy Limited-Term Bond Fund	25,739	324	6,242	—	—	534	—
Ivy Managed European/Pacific Fund	510	—	—	—	—	—	47
Ivy Managed International Opportunities Fund	2,900	18	—	—	—	126	—
Ivy Micro Cap Growth Fund	2,220	—	3,067	—	—	1,020	295
Ivy Mid Cap Growth Fund	—	—	38,935	15,516	—	2,554	3,444
Ivy Money Market Fund	46	19	—	—	—	—	—
Ivy Municipal Bond Fund	3,625	54	—	—	—	—	—
Ivy Municipal High Income Fund	28,985	509	—	—	—	81	—
Ivy Pacific Opportunities Fund	3,822	—	23,959	—	—	12,713	219
Ivy Small Cap Growth Fund	—	—	25,721	—	—	3,446	2,463
Ivy Small Cap Value Fund	327	—	24,144	—	—	327	1,007
Ivy Tax-Managed Equity Fund	—	—	—	—	—	254	12
Ivy Value Fund	773	420	1,179	24	—	3,250	—

Internal Revenue Code regulations permit each Fund to elect to defer into its next fiscal year capital losses incurred between each November 1 and the end of its fiscal year. Each Fund is also permitted to defer into its next fiscal year late-year ordinary losses that arise from the netting of activity generated between each November 1 and the end of its fiscal year on certain specified ordinary items along with the activity generated between each January 1 and the end of its fiscal year on all other non-specified ordinary items. Distributions shown above may be reported differently to individual shareholders.

Accumulated capital losses represent net capital loss carryovers as of March 31, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), a Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years which have only an eight year carryforward period. As a result of this ordering rule, pre-enactment capital loss carryovers may expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act is March 31, 2012. The following table shows the expiration dates for capital loss carryovers from pre-enactment taxable years and the amounts of capital loss carryovers, if any, by each of the applicable Funds electing to be taxed as a RIC during the year ended March 31, 2012:

	Pre-Enactment							Post-Enactment
Fund	2013	2014	2015	2016	2017	2018	2019	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Ivy Bond Fund	$—	$164	$484	$902	$6,180	$18,060	$—	$—	$1,386
Ivy Core Equity Fund	—	—	—	—	—	—	—	5,268	—
Ivy Cundill Global Value Fund	—	—	—	—	—	46,431	—	—	—
Ivy Dividend Opportunities Fund	—	—	—	—	971	36,103	—	475	—
Ivy European Opportunities Fund	—	—	—	—	43,096	132,101	—	3,744	5,800
Ivy Global Bond Fund	—	—	—	—	—	—	—	—	214
Ivy Global Income Allocation Fund	—	—	—	—	—	34,018	—	—	—
Ivy High Income Fund	—	—	—	—	—	—	—	—	—
Ivy International Core Equity Fund	—	—	—	—	—	—	—	11,008	—
Ivy International Growth Fund	—	—	—	—	752	23,988	—	—	—
Ivy Large Cap Growth Fund	—	—	—	—	13,093	156,418	—	—	—

208	SEMIANNUAL REPORT	2012

	Pre-Enactment							Post-Enactment
Fund	2013	2014	2015	2016	2017	2018	2019	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Ivy Limited-Term Bond Fund	$—	$—	$—	$—	$—	$—	$—	$—	$—
Ivy Managed European/Pacific Fund	—	—	—	—	—	15,270	297	—	—
Ivy Managed International Opportunities Fund	—	—	—	—	—	9,289	10,440	—	—
Ivy Micro Cap Growth Fund	—	—	—	—	—	—	—	1,503	—
Ivy Mid Cap Growth Fund	—	—	—	—	—	—	—	—	—
Ivy Money Market Fund	—	—	—	—	—	—	38	—	—
Ivy Municipal Bond Fund	—	—	—	89	101	84	146	99	—
Ivy Municipal High Income Fund	—	—	—	—	—	—	—	626	—
Ivy Pacific Opportunities Fund	—	—	—	—	—	—	—	—	—
Ivy Small Cap Growth Fund	—	—	—	—	—	—	—	—	—
Ivy Small Cap Value Fund	—	—	—	—	—	—	—	—	—
Ivy Tax-Managed Equity Fund	—	—	—	—	—	7	38	60	—
Ivy Value Fund	—	—	—	—	—	—	—	—	—

Ivy Mortgage Securities Fund was merged into Ivy Bond Fund as of January 24, 2011. At the time of the merger, Ivy Mortgage Securities Fund had capital loss carryovers available to offset future gains of the Ivy Bond Fund. These carryovers are limited to $4,298 for each period ending from March 31, 2013 through 2018, plus any unused limitations from prior years.

Ivy Capital Appreciation Fund was merged into Ivy Large Cap Growth Fund as of June 13, 2011. At the time of the merger, Ivy Capital Appreciation Fund had capital loss carryovers available to offset future gains of the Ivy Large Cap Growth Fund. These carryovers are limited to $40,531 for the period ending March 31, 2013 and $18,066 for each period ending from March 31, 2014 through 2017 plus any unused limitations from prior years.

2012	SEMIANNUAL REPORT	209

RENEWAL OF INVESTMENT MANAGEMENT AGREEMENT

Ivy Funds

At a meeting of the Board of Trustees (the “Board”) of Ivy Funds (the “Trust”) held on August 14, 2012 (the “Meeting”), the trustees, including all of the trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), unanimously approved the continuance of the Investment Management Agreement between Ivy Investment Management Company (“IICO”) and the Trust, on behalf of each of its series (each a “Fund,” and together, the “Funds”), and the continuance of the Investment Subadvisory Agreements between IICO and:

•	Advantus Capital Management, Inc. (with respect to Ivy Bond Fund and Ivy Real Estate Securities Fund)

•	Mackenzie Financial Corporation (with respect to Ivy Global Natural Resources Fund and Ivy Cundill Global Value Fund)

•	Wall Street Associates (with respect to Ivy Micro Cap Growth Fund)

(each such subadviser referred to herein as a “Subadviser”).

The Independent Trustees were assisted in their review by independent legal counsel, and met with such counsel separately from representatives of IICO and the interested trustee. Independent legal counsel explained factors that the Board should consider as part of its review of the various agreements, including, among other things, the nature and the quality of the services provided by IICO and the Subadvisers, profitability (including any fall-out benefits) from the relationships with the Funds, economies of scale, the role played by the Independent Trustees, and information on comparative fees and expenses. The Board considered the written responses produced by IICO and each Subadviser in response to a 15(c) due diligence request list submitted by the Independent Trustees’ counsel prior to the meeting. Included in those responses, which had been provided to the Board prior to the telephonic meeting in July, was a Fund-by-Fund profitability analysis prepared by IICO, an explanation of the methodology by which the profitability analysis was calculated and extensive materials on performance, expenses and comparable fund information from Lipper, Inc., an independent mutual fund rating service. The Independent Trustees also met with independent counsel to review the materials and to discuss information provided by an independent fee consultant. As a result of their review, the Independent Trustees requested and subsequently received supplemental information prior to the Meeting. The Independent Trustees further reviewed these materials extensively among themselves, with their independent legal counsel and independent fee consultant, and with the other Board members at an executive session of the Independent Trustees on August 13th, as well as at the Meeting, during which the Board considered various factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Board’s determination to approve the agreements are discussed separately below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided to the Funds by IICO and each Subadviser, taking into account the large amount of materials produced by IICO and each Subadviser in response to the 15(c) due diligence request lists submitted on their behalf by counsel. They also considered the knowledge they had received from the regular meetings of the Board, including from the materials provided in connection with those meetings, such as the experience, resources and key personnel of IICO and each Subadviser, as well as the other services provided to the Funds by IICO and each Subadviser (such as, managing the quality of execution of portfolio transactions and the selection of broker-dealers for those transactions, monitoring adherence to each Fund’s investment restrictions, producing reports, providing support services for the Board and Board committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations). The Board also took into account the compliance environment at IICO and each Subadviser, noting the resources that IICO has dedicated towards compliance and monitoring the Subadvisers. The Board also considered the positive coverage and high rankings the Funds have received in the national media. The Board concluded that the nature and extent of the services provided by IICO and each Subadviser were appropriate and that the Funds were likely to benefit from the continued provision of those services.

Benefits from the Relationship with Funds

The Board next discussed whether IICO or any Subadviser derives any other direct or indirect benefit from serving the Funds. The Board considered the character and amount of benefits that accrue to each organization from its respective relationship with a Fund, including the fact that a variety of services are provided by affiliates of IICO, including distribution, shareholder servicing, administrative and fund accounting services. After full consideration of these and other factors, the Board concluded that none of IICO, any Subadviser or any of their affiliates receive any additional direct or indirect benefits that would preclude the Board from approving the continuation of an investment advisory agreement with IICO or any investment subadvisory agreement with a Subadviser.

Economies of Scale

The Board discussed whether economies of scale are being realized by the Funds and whether fee levels reflect those economies of scale for the benefit of the Funds’ shareholders. In that context, the Board discussed the current level of the Funds’ advisory fee breakpoints, nature of the asset class and also considered the current and anticipated asset levels of the Funds and the potential for growth in each Fund. The Board also considered information provided by the independent consultant regarding economies of scale. The Board concluded that, except for those Funds with expense reductions, the Funds’ asset sizes and fee structures did not warrant the restructuring or reevaluation of the fee breakpoints for the Funds at the current time.

210	SEMIANNUAL REPORT	2012

Performance of the Funds and Costs of Services Provided

The Board considered, on a Fund by Fund basis, the performance of each Fund and the costs of the services provided, focusing on a number of Funds that the independent fee consultant had identified. Specifically, the Board examined the investment performance of each Fund, including quartile ranking for short- and long-term time periods and each Fund’s performance against its peers. The Board also examined the performance of each Fund against its respective Lipper index for the same periods. After extensively reviewing all of the performance information provided, the Board concluded that the Funds’ performance in each asset class was acceptable. Although the performance of some of the focus Funds identified by the independent fee consultant lagged that of their peers or respective Lipper index, the Board recognized that IICO, or the applicable Subadviser, had taken, or was taking, steps to address that underperformance, and determined to continue to monitor closely the performance of those Funds.

The Board also considered the expenses of each Fund, the expense ratio of each Fund, and the expense limitation arrangements entered into by IICO in light of the services provided by IICO and each Subadviser. The Board also compared each Fund’s expenses, including advisory, distribution and shareholder servicing fees, with the expenses and advisory fees of other investment advisers managing similarly situated funds, as well as the advisory fees that IICO (or an affiliate) charges for providing advisory services to other accounts in the same asset class for certain Funds. In that regard, the Board noted that IICO performs significant additional services for the Funds as compared to those other accounts. The Board also took into account the information on IICO’s profitability in managing the Funds, including the methodology used to calculate profitability. The Board finally considered the amount of assets in each Fund, each Fund’s average account size and how those factors affect the Funds’ expense ratios, noting that, expenses generally decreased since last year’s review. The Board reviewed the Funds’ operating expenses and compared them to each Fund’s peer funds. The Board asked for, and IICO agreed to, expense reductions for certain Funds. After completing this examination, the Board concluded that each Fund’s expenses are appropriate at the current time.

Independent Fee Consultant Review

During August of 2012, and as part of their regularly scheduled meetings, the Disinterested Trustees of Ivy Funds (collectively, the “Ivy Funds” and any separate series thereof an “Ivy Fund”) reviewed a substantial amount of information in connection with considering the continuation of the existing investment management agreement currently in effect between Ivy Investment Management Company (“IICO”) and the Ivy Funds. The Disinterested Trustees of the Ivy Funds engaged an independent fee consultant to assist them in evaluating the reasonableness of the management fees charged by IICO to the Ivy Funds. The independent fee consultant’s review addressed the following fee-related factors:

1.	The nature, extent and quality of IICO’s services to the Ivy Funds, including performance

2.	Management fees (including any components thereof) charged by other mutual fund companies for like services

3.	Management fees (including any components thereof) charged to institutional and other clients of IICO for like services

4.	Costs to IICO and its affiliates of supplying services pursuant to the management fee agreement, and profit margins of IICO and its affiliates from supplying such services

5.	Possible economies of scale as an Ivy Fund grows larger

The following summarizes the findings of the independent fee consultant retained by the Disinterested Trustees.1

Summary Findings

The report stated that IICO delivered strong levels of performance in the longer-term periods and service to the Ivy Funds in relation to its management fees and relative to investment advisers of comparable mutual funds. For the three-year period ended March 31, 2012, when compared to their respective peer groups established by Lipper, Inc. (“Lipper”), approximately 19% of the Ivy Funds were in the top quintile of performance and 31% of the Ivy Funds were in the top two quintiles of performance. For the one-year period, 28% of the Ivy Funds were in the top two quintiles. For the five-year period, 58% of the Funds were in the top two quartiles and 79% were in the top three quartiles. The independent fee consultant noted that the Ivy Funds’ performance appeared to be grounded in a number of institutional competitive advantages at IICO, including stock selection ability, ability to attract top talent, strategic vision, performance-focused culture, ability to manage smaller AUM funds, ability to serve small account sizes and an effective trading infrastructure, and that these factors offer the Ivy Funds a reasonable expectation of strong investment and service performance over the long term.

The report stated that for the 12 months ended March 31, 2012, the total expense ratios of the Ivy Funds were 4% below the mean total expense ratios of comparable Lipper Expense Group peers and 15% below average total expense ratios of funds in the Lipper Expense Universe. The management fees for the Ivy Funds on average were approximately 8% below the mean management fees for their Lipper Expense Groups and approximately 11% below the mean for their Lipper Expense Universe. The independent fee consultant noted that the Ivy Funds’ small average

[1]	The independent fee consultant’s evaluation was based on information provided by IICO, Lipper, Inc., other information providers and other independent analyses. The term “management fees” refers to the actual annual advisory and administrative fees, net of any fee waivers, paid by an Ivy Fund to IICO, as a percentage of average net assets. The term “total expenses” refers to the total annual expenses, net of any fee waivers, paid by an Ivy Fund, as a percentage of average net assets. Where these terms are used in reference to groups of Ivy Funds, numbers expressed are usually on an asset-weighted basis. Fee and performance data used in screening methodologies are usually for the period ending March 31, 2012. Lipper report data reflects Class A shares.

2012	SEMIANNUAL REPORT	211

account size introduces certain biases in the Lipper analyses that works against Ivy Funds in Lipper expense comparisons and, as a result, the Lipper findings may be considered conservative in that regard. The independent fee consultant found that within the larger Lipper averages, the management fees and total expenses of individual Ivy Funds and share classes are reasonable relative to their performance.

The report also stated that the management fees IICO charges to the Ivy Funds are reasonable in relation to the management fees it charges to its institutional account clients. The report noted that these institutional account clients have different service and infrastructure needs and in addition, based on industry data, the average spread between management fees charged to the Ivy Funds and those it charges to institutional account clients is reasonably close to the average fee spreads observed at other investment advisers in industry surveys.

The independent fee consultant found that the level of profit earned by IICO from managing the Ivy Funds appears to be reasonable. The report noted that IICO’s overall profitability from managing the Ivy Funds and its other operations is below the profitability of other similarly-sized, publicly traded mutual fund managers, but appears adequate to enable IICO to continue to provide quality support to the Ivy Funds and their shareholders.

The report stated that the independent fee consultant found the Ivy Funds’ fees and expenses reasonable in light of any possible economies of scale that may exist. The report went on to state that the Ivy Funds’ shareholders may realize lower expenses from growth in assets under management through management fee breakpoints, declines in transfer agency expenses, declines in custody contract rates and declines in other non-management expenses.

Conclusions

The independent fee consultant believes that the services provided by IICO and its affiliates and expenses incurred by the Ivy Funds in the previous twelve months are reasonable and provide adequate justification for renewal of the Ivy Funds’ existing advisory agreements.

Approval of Ivy Global Equity Income Fund

At a meeting of the Board of Trustees (the “Board”) of Ivy Funds (the “Trust”) held on May 22, 2012, the trustees, including all of the trustees who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved an amendment to the Investment Management Agreement (the “Agreement”) between Ivy Investment Management Company (“IICO”) and the Trust, on behalf of Ivy Global Equity Income Fund (the “Fund”), to include the Fund under the Agreement. The Fund is a newly created series of the Trust.

The Independent Trustees were assisted in their consideration of the Agreement by independent legal counsel, and met with such counsel separately from representatives of IICO and the interested trustee. Independent legal counsel had provided the Board with a memorandum that discussed the various factors that the Board should consider as part of its consideration of the Agreement, including, among other things, the nature and the quality of the services proposed to be provided to the Fund by IICO, IICO’s projected profitability (including any fall-out benefits) from its proposed relationship with the Fund, projected economies of scale, the role played by the Independent Trustees and information on comparative fees and expenses. The material factors and conclusions that formed the basis for the Board’s determination to approve the Agreement are discussed below.

In considering the Agreement, the Board noted that the Fund would be managed in a substantially similar fashion as the equity portion of the Ivy Global Income Allocation Fund. Although the Fund has not yet commenced operations and therefore the Board did not have specific information to examine, the Board concluded that the Fund appeared to be designed to be able to achieve acceptable performance. The Board also considered the proposed expenses of the Fund, the cost of the services proposed to be provided by IICO, including as compared to the other funds in the Ivy Funds family, and the proposed expense cap agreement, and concluded that the proposed expenses of the Fund were acceptable. The Board, however, did not discuss the projected profitability of IICO in managing the Fund because the Fund had not yet commenced operations, but noted that it would monitor profitability once the Fund began operations. The Board considered the nature, extent and quality of services proposed to be provided to the Fund by IICO, taking into account the investment objective and strategy of the Fund based upon its experience with IICO, as well as the materials previously provided to the Board on the Fund. In addition, the Board reviewed the resources and key personnel of IICO, especially those proposed to provide investment management services to the Fund. The Board also considered other services proposed to be provided to the Fund by IICO, based upon its current experiences with IICO, such as monitoring adherence to the Ivy Funds’ investment restrictions, producing reports, providing support services for the Board and Board committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various policies and procedures and with applicable securities laws and regulations. The Board concluded that the nature and extent of the services proposed to be provided by IICO are reasonable, considering the quality of the services currently provided by IICO for other funds of the Ivy Funds. The Board also discussed whether IICO would derive any other direct or indirect benefits from serving as investment adviser to the Fund. The Board considered the benefits that would accrue to IICO from its relationship with the Fund, including the fact that a variety of services are provided by affiliates of IICO, including distribution, shareholder servicing and transfer agency services. After consideration of these and other factors, the Board concluded that neither IICO nor its affiliates would receive any additional direct benefits that would preclude the Board from approving the Agreement for the Fund. The Board did not discuss possible economies of scale because the Fund had not commenced operations, but took note of the Fund’s proposed advisory fee schedule.

212	SEMIANNUAL REPORT	2012

PROXY VOTING INFORMATION

Ivy Funds

Proxy Voting Guidelines

A description of the policies and procedures Ivy Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.800.777.6472 and (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through the Ivy Funds’ website at www.ivyfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

Ivy Funds

Portfolio holdings can be found on the Trust’s website at www.ivyfunds.com. Alternatively, a complete schedule of portfolio holdings of each Fund for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

TO ALL TRADITIONAL IRA PLANHOLDERS:

Ivy Funds

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. A Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W–4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

2012	SEMIANNUAL REPORT	213

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214	SEMIANNUAL REPORT	2012

The Ivy Funds Family

Domestic Equity Funds

Ivy Core Equity Fund

Ivy Dividend Opportunities Fund

Ivy Large Cap Growth Fund

Ivy Micro Cap Growth Fund

Ivy Mid Cap Growth Fund

Ivy Small Cap Growth Fund

Ivy Small Cap Value Fund

Ivy Tax-Managed Equity Fund

Ivy Value Fund

Global/International Funds

Ivy Cundill Global Value Fund

Ivy European Opportunities Fund

Ivy Global Equity Income Fund

Ivy Global Income Allocation Fund

Ivy International Core Equity Fund

Ivy International Growth Fund

Ivy Managed European/Pacific Fund

Ivy Managed International Opportunities Fund

Ivy Pacific Opportunities Fund

Specialty Funds

Ivy Asset Strategy Fund

Ivy Asset Strategy New Opportunities Fund

Ivy Balanced Fund

Ivy Energy Fund

Ivy Global Natural Resources Fund

Ivy Real Estate Securities Fund

Ivy Science and Technology Fund

Fixed Income Funds

Ivy Bond Fund

Ivy Global Bond Fund

Ivy High Income Fund

Ivy Limited-Term Bond Fund

Ivy Money Market Fund

Ivy Municipal Bond Fund

Ivy Municipal High Income Fund

1.800.777.6472

Visit us online at www.ivyfunds.com

The Ivy Funds are managed by Ivy Investment Management Company and distributed by its subsidiary, Ivy Funds Distributor, Inc.

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Ivy Funds, call your financial advisor or visit us online at www.ivyfunds.com. Please read the prospectus, or summary prospectus, carefully before investing.

2012	SEMIANNUAL REPORT	215

SEMIANN-IVYFUNDS (9-12)

ITEM 2.    CODE OF ETHICS

Required in annual report only.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

(a)(1) Required in annual report only.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: December 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: December 6, 2012

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Vice President and Principal Financial Officer

Date: December 6, 2012